                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-08648

                                 WT Mutual Fund
               (Exact name of registrant as specified in charter)

                              1100 N. Market Street
                              Wilmington, DE 19890
               (Address of principal executive offices) (Zip code)

                                 John J. Kelley
                              1100 N. Market Street
                              Wilmington, DE 19890
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-254-3948

                        Date of fiscal year end: June 30

                   Date of reporting period: December 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                                                              MONEY MARKET FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2010

                                                              PRIME MONEY MARKET

                                                    U.S. GOVERNMENT MONEY MARKET

                                                         TAX-EXEMPT MONEY MARKET

                                                         (WILMINGTON FUNDS LOGO)

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     The semi-annual period featured two very different fixed income markets. In the wake of a decline in GDP by 1.7%, the period began with many concerned about the prospects of a double dip recession. These fears translated into a strong performance for the fixed income markets during the third quarter of 2010. However, the markets reversed course during the fourth quarter as the economy started to show significant improvements, and the government added stimulus programs through a second round of quantitative easing as well as the passing of numerous fiscal stimulus items including an extension of current income tax rates.

     If the spring of 2010 was the time for the economic data to struggle, then summer became the moment when the tone began to turn for the better. The opening to this came from Europe as the authorities there took a page from our own playbook to subject their banking system to a series of stress tests to provide increased transparency regarding the potential losses that might follow from possible sovereign debt defaults. The actual tests unveiled relatively few institutions with problems and the lack of testing "held to maturity" assets was also widely criticized but overall, the process had the desired effect of restoring confidence. This event was followed by numerous economic statistics which started to prove the point that the economy was at least not getting any worse. By September, housing starts had rebounded modestly, and auto and retail sales were stable to improving. Consumer confidence had improved. Employment was showing consistent gains in private sector payrolls although at a level which would not be enough to bring the unemployment rate down. Estimates of GDP growth for the third quarter were lowered from the mid 2% range to the upper 1% level. Disappointing expectations, but they were still positive.

     The landscape took another twist in early August as the Federal Open Market Committee (FOMC) reported that they were ready to re-invest the paydowns and maturities on the securities they bought during 2009 as part of their quantitative easing campaign into more Treasury bonds. Estimates on how much this would amount to ranged from $200-300 billion. Without this adjustment, the Fed would be reducing the size of their balance sheet effectively tightening credit conditions. This was not a path the Fed was ready to pursue given the economic backdrop but the new policy was also seen as the first salvo in the Fed's potential move to begin a second round of quantitative easing that was quickly dubbed "QE2." The markets began to react to this. The Ten-Year Treasury started the quarter trading just below 3% and spent most of the month of July around this level. The announcement by the FOMC quickly sparked a major rally in the Treasury market which saw the Ten-Year Treasury yield slip below 2.5%. The Fed's August statement had opened the door but the level of their commitment was limited to the size of their existing balance sheet. At their September meeting, the committee broadened its thinking with an extraordinary admission on the subject of inflation.

     Deflation has been a threat that the economy has been skirting with for the last few quarters. Year-over-year Core Inflation (Consumer Prices excluding volatile food and energy price changes) fell below 1% in April and has remained there. Other inflation readings have drifted down to the 1 to 1 1/2% range. Breakeven Rates on Treasury Inflation Protection Securities (TIPS), a proxy for expected inflation levels have also been moving lower. For Ten Year TIPS, this reached a low near 1.5% late in August. Thus the market's message was pretty clear. Inflation was falling and likely to remain low well into the future. Against this backdrop, the Fed's message in September included an extraordinary admission: inflation was actually too low to achieve their objectives of price stability and economic growth. In short, the Fed feels the need to create inflation!

     As the third quarter ended, the fixed income markets seemed to be everyone's darling but the market proved to be standing on very flimsy foundations as the events of the fourth quarter of 2010 would soon reveal. The building evidence of a stronger economy made the need for extremely low rates less necessary, opening the door to higher interest rates. However, the difficult market conditions in the fourth quarter

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

were more complicated than just a stronger economy. Renewed stimulus played a large part as well. The 10 Year Treasury touched a 4% yield back in early April and then began a 7 month long rally that reached a low yield of 2.33% just as the fourth quarter was getting underway. The last part of the rally had been fueled by the prospects of a second round of quantitative easing or "QE2" to be performed by the Federal Reserve. With employment growth lagging and the economy closer to deflation than inflation, the Federal Reserve began making noises about taking these added steps in the middle of the summer. The policy became a reality at the FOMC meeting that concluded the day after the mid-term election when the Fed announced their intention to buy $600 billion in Treasury securities over the next 8 months. Ironically, this step which many, including us, thought would stabilize long term interest rates at lower levels, turned out to be the point where yields began to march rapidly higher.

     Signs of improvement in the economy had begun to emerge on a number of fronts as fears of the dreaded double dip recession started to give way. Retail sales and same-store-sales gave indications that the consumer was starting to spend money again. Prospects of quantitative easing had begun to lift the prices of equities and high yield bonds which put high end consumers in a better frame of mind to spend. Auto sales also began to emerge breaking above the best levels seen since the 2009 "Cash for Clunkers" program. Against this backdrop of improving economics, the launching of QE2 quickly raised more questions than it answered. The purpose of the program was questioned along with how it would be measured for success or failure. Questions also were raised about how committed the Fed was to it or what might make them do more easing. By funding their purchases through added bank reserves, they were not placing more money directly into the economy but instead relying upon banks to use the money to spark more lending, a posture which so far has achieved very limited impact as people and businesses have been reluctant to borrow. The program attracted criticism from overseas where the U.S. was charged with trying to engineer a massive decline in the dollar. Confusion about the program aside, the bottom line was that it represented more stimulus on top of an improving economy.

     The FOMC continues to maintain the target range for the federal funds rate at 0 to 1/4 percent, and unfortunately for money market investors, continues to anticipate that economic conditions will likely warrant these exceptionally low levels for "an extended period." Our view is that the federal funds rate will remain anchored at these levels for the remainder of 2011. We believe that the Fed will need to see concrete evidence of improved labor market conditions and that the economy has achieved self-sustaining momentum before scaling back its stimulative efforts.

     The following is a comparison of the performance of the Wilmington Prime Money Market, Wilmington U.S. Government Money Market and Wilmington Tax-Exempt Money Market Funds versus their respective Lipper peer group average return for the six-month period ended December 31, 2010:

WILMINGTON PRIME MONEY MARKET FUND -- INSTITUTIONAL SHARES ............   0.01%
WILMINGTON PRIME MONEY MARKET FUND -- SERVICE SHARES ..................   0.01%
WILMINGTON PRIME MONEY MARKET FUND -- W SHARES ........................   0.01%
Lipper Money Market Funds .............................................   0.02%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- INSTITUTIONAL SHARES ..   0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- SERVICE SHARES ........   0.01%
WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND -- W SHARES ..............   0.01%
Lipper U.S. Government Money Market Funds .............................   0.01%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- INSTITUTIONAL SHARES .......   0.01%
WILMINGTON TAX-EXEMPT MONEY MARKET FUND -- W SHARES ...................   0.01%
Lipper Tax-Exempt Money Market Funds ..................................   0.02%

Source: Lipper

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUNDS' SHARES ARE NOT BANK DEPOSITS AND ARE NOT INSURED BY, GUARANTEED BY, ENDORSED BY OR OBLIGATIONS OF THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, ANY GOVERNMENT AGENCY OR ANY BANK. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

THE PERFORMANCE SHOWN IN THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THE SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR REDEMPTION OF FUND SHARES.

RODNEY SQUARE MANAGEMENT CORPORATION, THE FUNDS' INVESTMENT ADVISER, HAS VOLUNTARILY AGREED TO REDUCE ITS ADVISORY FEE AND/OR REIMBURSE CERTAIN OF THE FUND'S OPERATING EXPENSES, OR CERTAIN "CLASS-SPECIFIC FEES AND EXPENSES" TO PREVENT THE FUND'S (OR CLASS THEREOF, AS APPLICABLE) CURRENT ANNUALIZED YIELD FROM BEING BELOW 0.01% (1 BASIS POINT) ANNUALLY. THE FEE WAIVER DOES NOT TAKE INTO CONSIDERATION ACQUIRED FUND FEES AND EXPENSES. ANY SUCH WAIVER OR EXPENSE REIMBURSEMENT MAY BE DISCONTINUED AT ANY TIME. UNDER THIS VOLUNTARY ARRANGEMENT, RSMC MAY RECOVER FROM THE FUND, SUBJECT TO APPROVAL BY THE BOARD OF TRUSTEES, AMOUNTS WAIVED OR REIMBURSED FOR A PERIOD OF UP TO THREE YEARS FROM THE YEAR IN WHICH RSMC REDUCED ITS COMPENSATION AND/OR ASSUMED EXPENSES FOR THE FUND.

     We invite your comments and questions and thank you for your investment in the Wilmington Money Market Funds. We look forward to reviewing our investment results with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 25, 2011

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE WILMINGTON FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS OR SUMMARY PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2010 to December 31, 2010).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

- ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

FOR THE PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLES

                                               BEGINNING     ENDING                 EXPENSES
                                                ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                 VALUE       VALUE       EXPENSE     DURING
                                                 7/1/10     12/31/10      RATIO      PERIOD*
                                               ---------   ---------   ----------   --------
PRIME MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.31%       $1.56
Hypothetical 5% Return Before Expenses......    1,000.00    1,023.63      0.31         1.58
PRIME MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.31%       $1.56
Hypothetical 5% Return Before Expenses......    1,000.00    1,023.63      0.31         1.58
PRIME MONEY MARKET FUND
-- W SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.31%       $1.56
Hypothetical 5% Return Before Expenses......    1,000.00    1,023.63      0.31         1.58
U.S. GOVERNMENT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.22%       $1.11
Hypothetical 5% Return Before Expenses......    1,000.00    1,024.09      0.22         1.12
U.S. GOVERNMENT MONEY MARKET FUND
-- SERVICE SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.22%       $1.11
Hypothetical 5% Return Before Expenses......    1,000.00    1,024.09      0.22         1.12
U.S. GOVERNMENT MONEY MARKET FUND
-- W SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.22%       $1.11
Hypothetical 5% Return Before Expenses......    1,000.00    1,024.09      0.22         1.12
TAX-EXEMPT MONEY MARKET FUND
-- INSTITUTIONAL SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.27%       $1.36
Hypothetical 5% Return Before Expenses......    1,000.00    1,023.83      0.27         1.38
TAX-EXEMPT MONEY MARKET FUND
-- W SHARES
Actual Fund Return..........................   $1,000.00   $1,000.10      0.27%       $1.36
Hypothetical 5% Return Before Expenses......    1,000.00    1,023.83      0.27         1.38

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Money Market Funds as a percent of its total investments.

PRIME MONEY MARKET FUND
Commercial Paper.................    29.5%
Certificates of Deposit..........    19.8%
Municipal Notes..................    17.8%
Municipal Commercial Paper.......    12.7%
Repurchase Agreements............     8.8%
Asset-Backed Commercial Paper....     5.9%
Corporate Bonds..................     4.2%
U.S. Agency Obligations..........     1.1%
Money Market Mutual Funds........     0.2%
                                    -----
                                    100.0%
                                    =====

U.S. GOVERNMENT MONEY MARKET FUND
U.S. Agency Obligations..........    59.8%
Repurchase Agreements............    40.2%
Money Market Mutual Funds........     0.0%
                                    -----
                                    100.0%
                                    =====


TAX-EXEMPT MONEY MARKET FUND
Municipal Bonds
   Texas.........................    21.7%
   Maryland......................    12.4%
   Minnesota.....................     6.3%
   Michigan......................     6.2%
   Tennessee.....................     5.4%
   Illinois......................     4.8%
   Ohio..........................     4.5%
   Mississippi...................     4.3%
   Florida.......................     3.3%
   Wisconsin.....................     3.3%
   Arizona.......................     3.0%
   All Other.....................    24.8%
Money Market Mutual Funds........     0.0%
                                    -----
                                    100.0%
                                    =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                                       MOODY'S/S&P     PRINCIPAL      FAIR VALUE
                                                                       RATINGS(1)       AMOUNT         (NOTE 2)
                                                                      ------------   ------------   --------------
CORPORATE BONDS -- 4.2%
      JP Morgan Chase, 6.75%, 02/01/11 ............................        NR, NR    $ 50,000,000   $   50,260,983
      Royal Bank of Canada Financial Corp. LP,
         0.42%, 04/06/11** ........................................        NR, NR      45,500,000       45,492,725
                                                                                                    --------------
      TOTAL CORPORATE BONDS (COST $95,753,708) ....................                                     95,753,708
                                                                                                    --------------
CERTIFICATES OF DEPOSIT -- 19.8%
      Australia & New Zealand, NY, 0.32%, 03/10/11 ................      P-1, A-1+     50,000,000       50,000,000
      Bank of Nova Scotia, TX, 0.28%, 03/21/11 ....................      P-1, A-1+     50,000,000       50,000,000
      BNP Paribas, NY, 0.26%, 01/03/11 ............................      P-1, A-1+     50,000,000       50,000,000
      Deutsche Bank, NY, 0.25%, 01/21/11 ..........................      P-1, A-1      50,000,000       50,000,000
      Dexia Credit, NY, 0.35%, 01/04/11 ...........................      P-1, A-1      50,000,000       50,000,000
      National Australia Bank, NY, 0.25%, 02/25/11 ................      P-1, A-1+     50,000,000       50,000,000
      Rabobank Nederland, NY, 0.42%, 02/01/11 .....................      P-1, A-1+     50,000,000       50,000,000
      Toronto Dominion, NY, 0.35%, 06/01/11 .......................      P-1, A-1+     50,000,000       50,000,000
      Westpac Bank, NY, 0.35%, 06/03/11 ...........................      P-1, A-1+     50,000,000       50,000,000
                                                                                                    --------------
      TOTAL CERTIFICATES OF DEPOSIT (COST $450,000,000) ...........                                    450,000,000
                                                                                                    --------------
COMMERCIAL PAPER -- 29.5%
      American Honda Finance Corp.,
         0.25%, 02/02/11* .........................................      P-1, A-1      30,000,000       29,993,333
      Archer Daniels Midland, Inc., 0.25%, 02/10/11* ..............      P-1, A-1      50,000,000       49,986,111
      BP Capital Markets PLC, 0.48%, 01/04/11* ....................      P-1, A-1      50,000,000       49,998,000
      Cargill Global Fund, 0.27%, 01/07/11* .......................      P-1, A-1      35,000,000       34,998,425
      Coca Cola Co., 0.25%, 04/05/11* .............................      P-1, A-1      34,850,000       34,827,251
      Commonwealth Bank of Australia,
         0.27%, 02/24/11* .........................................      P-1, A-1+     50,000,000       49,979,750
      Johnson & Johnson, 0.25%, 05/03/11* .........................      P-1, A-1+     29,550,000       29,524,965
      Nordea North America, Inc., 0.29%, 03/17/11* ................      P-1, A-1+     50,000,000       49,969,792
      Novartis Finance Corp., 0.49%, 05/09/11* ....................      P-1, A-1+     19,265,000       19,231,436
      Reckitt & Benckiser Treasury, 0.34%, 02/01/11* ..............      P-1, A-1      20,000,000       19,994,144
      Sanofi Aventis, 0.38%, 05/27/11* ............................      P-1, A-1+     50,000,000       49,923,958
      Shell International Finance BV, 0.70%, 04/01/11* ............      P-1, A-1+     25,000,000       24,956,250
      Shell International Finance BV, 0.72%, 06/02/11* ............      P-1, A-1+     25,000,000       24,924,000
      Societe Generale, 0.29%, 01/28/11* ..........................      P-1, A-1      50,000,000       49,989,125
      Svenska Hanelsbanken Bank, 0.26%, 01/07/11* .................      P-1, A-1+     50,000,000       49,997,833
      Toyota Motor Credit Corp., 0.33%, 01/20/11* .................      P-1, A-1+     30,000,000       29,994,775
      Toyota Motor Credit Corp., 0.37%, 02/07/11* .................      P-1, A-1+     19,000,000       18,992,775
      Trinity Health Corp., 0.35%, 02/03/11* ......................      P-1, A-1+     25,000,000       24,991,979
      Vanderbilt University, Ser. C, 0.38%, 04/25/11* .............      P-1, A-1+     29,550,000       29,514,442
                                                                                                    --------------
      TOTAL COMMERCIAL PAPER (COST $671,788,344) ..................                                    671,788,344
                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                       MOODY'S/S&P     PRINCIPAL      FAIR VALUE
                                                                       RATINGS(1)       AMOUNT         (NOTE 2)
                                                                      ------------   ------------   --------------
MUNICIPAL COMMERCIAL PAPER -- 12.7%
      Baltimore Cnty., MD, 0.30%, 03/08/11 ........................      P-1, A-1+   $ 25,900,000   $   25,900,000
      Baltimore Cnty., MD, 0.35%, 01/19/11 ........................      P-1, A-1+     17,300,000       17,300,000
      Harris Cnty., TX, 0.30%, 01/21/11 ...........................      P-1, A-1+     48,200,000       48,200,000
      Las Vegas Valley, NV, Water District,
         0.30%, 03/08/11 ..........................................      P-1, A-1+     27,195,000       27,195,000
      Maryland Health & Educ. Fac. Auth.
         (Johns Hopkins University), 0.30%, 02/11/11 ..............      P-1, A-1+     23,214,000       23,214,000
      Ohio Higher Edu. Fac. (Case Western Univ.),
         0.34%, 03/07/11 ..........................................      P-1, A-1+     20,700,000       20,700,000
      Rochester Health Care, Ser. 2001-D,
         0.30%, 01/07/11 ..........................................   VMIG-1, A-1+     20,000,000       20,000,000
      Sunshine St. Govt. Fin. FL, 0.38%, 01/05/11 .................      P-1, A-1+     31,500,000       31,500,000
      Tenn St. School Bond Auth., TN,
         0.30%, 01/12/11 ..........................................      P-1, A-1+     39,508,000       39,508,000
      Univ. of Texas, Board of Regents,
         0.30%, 02/10/11 ..........................................      P-1, A-1+     35,000,000       35,000,000
                                                                                                    --------------
      TOTAL MUNICIPAL COMMERCIAL PAPER (COST $288,517,000) ........                                    288,517,000
                                                                                                    --------------
MUNICIPAL BONDS -- 17.8%
      City of New York, NY Gen. Oblig. Bonds
         Fiscal 2009 Sub-Ser. J-10,
         0.29%, 01/07/11** ........................................   VMIG-1, A-1+     33,400,000       33,400,000
      Connecticut St. Housing Fin. Auth.,
         0.37%, 01/06/11** ........................................   VMIG-1, A-1      80,000,000       80,000,000
      Michigan G.O. Ser. A, 2.00%, 09/30/11 .......................   MIG-1, SP-1+     12,000,000       12,140,055
      Mississippi Business Finance Corp.,
         0.27%, 01/03/11** ........................................   VMIG-1, A-1+     16,900,000       16,900,000
      Parish of St James, LA, 0.34%, 01/07/11** ...................      P-1, A-1      15,000,000       15,000,000
      Rhode Island Health & Edu. Fac. Auth.
         Building Corp., 0.30%, 01/07/11** ........................     VM1G, A-1+     44,000,000       44,000,000
      Texas Transportation Commission
         (Brown University) VRDB,
         0.31%, 01/07/11** ........................................    VMIG-1, NR      43,200,000       43,200,000
      Univ. of Michigan Hosp. VRDB Ref.
         (Hospital Rev. Bonds) Ser. A-2,
         0.28%, 01/03/11** ........................................   VMIG-1, A-1+     14,070,000       14,070,000
      Washington State Health Care Fac. Auth.,
         0.33%, 01/07/11** ........................................   VMIG-1, A-1+     65,475,000       65,475,000
      Wisconsin Housing & Econ. Dev. Auth.
         Home Ownership Rev., 0.40%, 01/07/11** ...................   VMIG-1, A-1      79,735,000       79,735,000
                                                                                                    --------------
      TOTAL MUNICIPAL BONDS (COST $403,920,055) ...................                                    403,920,055
                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                       MOODY'S/S&P     PRINCIPAL      FAIR VALUE
                                                                       RATINGS(1)       AMOUNT         (NOTE 2)
                                                                      ------------   ------------   --------------
U.S. AGENCY OBLIGATIONS -- 1.1%
   FEDERAL HOME LOAN BANKS NOTES -- 1.1%
      Federal Home Loan Banks Notes,
         0.34%, 11/15/11 ..........................................                  $ 25,000,000   $   24,992,304
                                                                                                    --------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $24,992,304) ............                                     24,992,304
                                                                                                    --------------
ASSET-BACKED COMMERCIAL PAPER -- 5.9%
      Metlife Short-Term Funding, 0.30%, 01/25/11* ................      P-1, A-1+     25,000,000       24,995,000
      Metlife Short-Term Funding, 0.64%, 02/14/11* ................      P-1, A-1+     25,000,000       24,980,444
      Old Line Funding, 0.27%, 03/11/11* ..........................      P-1, A-1+     33,370,000       33,352,731
      Straight-A Funding LLC, 0.25%, 03/02/11* ....................      P-1, A-1+     50,000,000       49,979,167
                                                                                                    --------------
      TOTAL ASSET-BACKED COMMERCIAL PAPER (COST $133,307,342) .....                                    133,307,342
                                                                                                    --------------
REPURCHASE AGREEMENTS -- 8.8%
      With Bank of America Corp.: at 0.20%, dated 12/31/10,
         to be repurchased on 01/03/11, repurchase
         price $50,000,833 (collateralized by Federal Home
         Loan Banks Notes, ranging in par value
         $9,420,000-10,000,000, 2.50%-4.75%,
         08/10/12-12/16/16, and Federal Home Loan
         Mortgage Corporation Notes, par value
         $10,164,000, 0.0%, 12/12/11, Federal National
         Mortgage Association Notes, par value
         $10,000,000, 0.0%, 03/04/11-09/13/11;
         total market value of $51,000,128) .......................                    50,000,000       50,000,000
      With Credit Suisse First Boston: at 0.15%, dated 12/31/10, to be repurchased on 01/03/11, repurchase
         price $50,000,625 (collateralized by Government
         National Mortgage Association Notes, par value
         $46,010,000, 4.25%, 11/15/14;
         total market value $51,003,789) ..........................                    50,000,000       50,000,000
      With UBS Paine Webber: at 0.20%, dated 12/31/10,
         to be repurchased on 01/03/11, repurchase
         price $100,001,667 (collateralized by Federal
         National Mortgage Association Notes,
         par value $102,246,000, 3.50%, 08/18/20;
         total market value of $102,000,666) ......................                   100,000,000      100,000,000
                                                                                                    --------------
      TOTAL REPURCHASE AGREEMENTS (COST $200,000,000) .............                                    200,000,000
                                                                                                    --------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
PRIME MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                                      FAIR VALUE
                                                                                        SHARES         (NOTE 2)
                                                                                     ------------   --------------
MONEY MARKET MUTUAL FUNDS -- 0.1%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series (Cost $3,530,493) ..................................      3,530,493   $    3,530,493
                                                                                                    --------------
   TOTAL INVESTMENTS -- 99.9% (COST $2,271,809,246)+ .............................                  $2,271,809,246
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% .................................                       1,449,957
                                                                                                    --------------
   NET ASSETS -- 100.0% ..........................................................                  $2,273,259,203
                                                                                                    ==============

----------
(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Discounted commercial paper. The interest rate shown is the yield as of the time of purchase.

** Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for federal income tax purposes.

G.O. - General Obligation

PLC - Public Limited Company

VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                               LEVEL 2          LEVEL 3
                                              TOTAL                           SIGNIFICANT     SIGNIFICANT
                                            VALUE AT           LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                        DECEMBER 31, 2010   QUOTED PRICES       INPUTS          INPUTS
                                        -----------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Debt ...................     $1,217,542,052      $       --    $1,217,542,052        $
   Municipal Securities .............        692,437,055              --       692,437,055         --
   U.S. Agency Obligations ..........         24,992,304              --        24,992,304         --
   Asset-Backed Commercial Paper ....        133,307,342              --       133,307,342         --
   Repurchase Agreements ............        200,000,000              --       200,000,000         --
   Money Market Mutual Funds ........          3,530,493       3,530,493                --         --
                                          --------------      ----------    --------------        ---
      Total .........................     $2,271,809,246      $3,530,493    $2,268,278,753        $--
                                          ==============      ==========    ==============        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                                                 PRINCIPAL         FAIR VALUE
                                                                                   AMOUNT           (NOTE 2)
                                                                              ---------------   ---------------
U.S. AGENCY OBLIGATIONS -- 59.8%
   FEDERAL HOME LOAN BANKS DISCOUNT NOTES(1) -- 14.6%
      Federal Home Loan Banks Discount Notes, 0.19%, 03/02/11 .............   $    50,000,000   $    49,984,167
      Federal Home Loan Banks Discount Notes, 0.19%, 03/04/11 .............        50,000,000        49,983,639
      Federal Home Loan Banks Discount Notes, 0.19%, 04/29/11 .............        75,000,000        74,953,292
      Federal Home Loan Banks Discount Notes, 0.20%, 05/11/11 .............        25,000,000        24,981,944
      Federal Home Loan Banks Discount Notes, 0.20%, 05/12/11 .............        29,000,000        28,978,894
      Federal Home Loan Banks Discount Notes, 0.21%, 05/13/11 .............        44,839,000        44,805,296
                                                                                                ---------------
                                                                                                    273,687,232
                                                                                                ---------------
   FEDERAL HOME LOAN BANKS NOTES -- 11.4%
      Federal Home Loan Banks Notes, 0.95%, 02/03/11 ......................        50,000,000        50,032,380
      Federal Home Loan Banks Notes, 0.42%, 02/17/11 ......................        25,000,000        24,999,699
      Federal Home Loan Banks Notes, 0.70%, 04/18/11 ......................        25,000,000        25,037,504
      Federal Home Loan Banks Notes, 2.63%, 05/20/11 ......................        10,495,000        10,591,310
      Federal Home Loan Banks Notes, 0.16%, 08/01/11 ......................        86,700,000        86,664,101
      Federal Home Loan Banks Notes, 0.34%, 11/15/11 ......................        15,000,000        14,995,382
                                                                                                ---------------
                                                                                                    212,320,376
                                                                                                ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES(1) -- 14.5%
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.26%, 01/03/11 ..................................................        21,662,000        21,661,687
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.19%, 01/19/11 ..................................................        25,000,000        24,997,625
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.21%, 02/14/11 ..................................................        33,597,000        33,588,377
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.22%, 02/23/11 ..................................................        25,000,000        24,991,903
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.16%, 03/07/11 ..................................................        40,000,000        39,988,444
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.20%, 04/12/11 ..................................................        25,550,000        25,535,664
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.18%, 04/26/11 ..................................................        37,000,000        36,978,725
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.19%, 05/02/11 ..................................................        13,950,000        13,941,326
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.20%, 05/02/11 ..................................................        25,000,000        24,983,614
      Federal Home Loan Mortgage Corporation Discount Notes,
         0.25%, 05/17/11 ..................................................        25,000,000        24,976,389
                                                                                                ---------------
                                                                                                    271,643,754
                                                                                                ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 3.3%
      Federal Home Loan Mortgage Corporation Notes, 4.75%, 01/18/11 .......        50,000,000        50,105,255
      Federal Home Loan Mortgage Corporation Notes, 1.63%, 04/26/11 .......        10,500,000        10,547,334
                                                                                                ---------------
                                                                                                     60,652,589
                                                                                                ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                 PRINCIPAL         FAIR VALUE
                                                                                   AMOUNT           (NOTE 2)
                                                                              ---------------   ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES(1) -- 15.5%
      Federal National Mortgage Association Discount Notes,
         0.20%, 01/18/11 ..................................................   $    25,000,000   $    24,997,639
      Federal National Mortgage Association Discount Notes,
         0.30%, 01/18/11 ..................................................        25,000,000        24,996,458
      Federal National Mortgage Association Discount Notes,
         0.21%, 03/01/11 ..................................................        25,000,000        24,991,396
      Federal National Mortgage Association Discount Notes,
         0.21%, 03/02/11 ..................................................        40,000,000        39,986,000
      Federal National Mortgage Association Discount Notes,
         0.22%, 03/23/11 ..................................................        41,450,000        41,429,482
      Federal National Mortgage Association Discount Notes,
         0.18%, 04/27/11 ..................................................        15,954,000        15,944,747
      Federal National Mortgage Association Discount Notes,
         0.20%, 05/02/11 ..................................................        34,931,000        34,908,106
      Federal National Mortgage Association Discount Notes,
         0.20%, 05/09/11 ..................................................        31,909,000        31,886,309
      Federal National Mortgage Association Discount Notes,
         0.19%, 05/16/11 ..................................................        51,702,000        51,665,162
                                                                                                ---------------
                                                                                                    290,805,299
                                                                                                ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 0.5%
      Federal National Mortgage Association Notes, 1.38%, 04/28/11 ........        10,000,000        10,037,864
                                                                                                ---------------
                                                                                                     10,037,864
                                                                                                ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $1,119,147,114) .................                       1,119,147,114
                                                                                                ---------------
REPURCHASE AGREEMENTS -- 40.1%
      With Bank of America: at 0.20%, dated 12/31/10,
         to be repurchased on 01/03/11, repurchase price
         $250,958,183 (collateralized by Federal National
         Mortgage Association Notes, par value ranging
         from $19,323,739-50,484,874, coupon rates
         3.146%-6.50%, 12/01/30-01/01/41, and
         Federal Home Loan Mortgage Corporation Notes,
         par value $57,945,498, 5.00%, 07/01/39;
         total market value of $258,282,621) ..............................       250,954,000       250,954,000
      With Credit Suisse First Boston: at 0.15%, dated 12/31/10, to be repurchased on 01/03/11, repurchase price
         $250,003,125 (collateralized by U.S. Treasury
         Notes, par value $101,790,000-116,826,000,
         coupon rates ranging 2.75%-6.50%,
         10/31/13-11/15/26; total market value $255,004,724) ..............       250,000,000       250,000,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
U.S. GOVERNMENT MONEY MARKET FUND
   INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                 PRINCIPAL         FAIR VALUE
                                                                                   AMOUNT           (NOTE 2)
                                                                              ---------------   ---------------
      With UBS: at 0.20%, dated 12/31/10, to be repurchased
         on 01/03/11, repurchase price $250,004,167
         (collateralized by Federal Home Loan Mortgage
         Corporation Notes, par value $207,622,000,
         3.50%, 08/18/20 and U.S. Treasury Note,
         par value $42,403,600, 4.625%, 11/15/16;
         total market value of $255,000,556) ..............................   $   250,000,000   $   250,000,000
                                                                                                ---------------
      TOTAL REPURCHASE AGREEMENTS (COST $750,954,000) .....................                         750,954,000
                                                                                                ---------------

                                                                                   SHARES
                                                                              ---------------
MONEY MARKET MUTUAL FUNDS -- 0.0%
      BlackRock Liquidity Funds FedFund Portfolio - Institutional Series
         (Cost $252) ......................................................               252               252
                                                                                                ---------------
   TOTAL INVESTMENTS -- 99.9% (COST $1,870,101,366)+ ......................                     $ 1,870,101,366
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ..........................                           1,216,223
                                                                                                ---------------
   NET ASSETS -- 100.0% ...................................................                     $ 1,871,317,589
                                                                                                ===============

----------
(1)  The interest rate shown is the effective yield as of the date of purchase.

+    Cost for federal income tax purposes.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                             LEVEL 2         LEVEL 3
                                           TOTAL                           SIGNIFICANT    SIGNIFICANT
                                         VALUE AT           LEVEL 1        OBSERVABLE     UNOBSERVABLE
                                     DECEMBER 31, 2010   QUOTED PRICES       INPUTS          INPUTS
                                     -----------------   -------------   --------------   ------------
INVESTMENTS IN SECURITIES:
   U.S. Agency Obligations .......     $1,119,147,114         $ --       $1,119,147,114        $--
   Repurchase Agreements .........        750,954,000           --          750,954,000         --
   Money Market Mutual Funds .....                252          252                   --         --
                                       --------------         ----       --------------        ---
      Total ......................     $1,870,101,366         $252       $1,870,101,114        $--
                                       ==============         ====       ==============        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                         MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                         RATINGS(1)       AMOUNT       (NOTE 2)
                                                        ------------   -----------   ------------
MUNICIPAL BONDS -- 99.9%
   ALASKA -- 1.1%
      Valdez, AK Marine Terminal VRDB Ref. Rev.
         Bonds (Exxon Pipeline Co. Proj.),
         Ser. 2003B, 0.25%, 01/03/11* ...............   VMIG-1, A-1+   $ 3,000,000   $ 3,000,000
                                                                                     -----------
   ARIZONA -- 3.0%
      Salt River Proj. AZ, Agric. Imp. & Pwr Dist,
         TECP, 0.27%, 01/21/11 ......................     P-1, A-1+      8,400,000     8,400,000
                                                                                     -----------
   CALIFORNIA -- 1.2%
      City of Los Angeles, CA Transp. Auth.,
         2.00%, 03/31/11 ............................   MIG-1, SP-1+     3,500,000     3,512,354
                                                                                     -----------
   CONNECTICUT -- 2.9%
      Connecticut St. Health & Educ. Auth.
         (Yale University), VRDB,
         Ser. V-2, 0.24%, 01/03/11* .................   VMIG-1, A-1+     3,700,000     3,700,000
      Connecticut St. Health & Educ. Auth.
         (Yale University), TECP,
         0.26%, 03/08/11 ............................   VMIG-1, A-1+     4,300,000     4,300,000
                                                                                     -----------
                                                                                       8,000,000
                                                                                     -----------
   FLORIDA -- 3.3%
      Orange County, FL Housing Fin. Auth.
         Multi-Family Housing Ref. Rev. Bonds
         (Post Fountains at Lee Vista Proj.),
         VRDB, FNMA Gtd., Ser. 1997E,
         0.33%, 01/07/11* ...........................     NR, A-1+       4,135,000     4,135,000
      Orlando, FL Utilities Commission,
         Elec. Pwr. & Lt. & Wtr. Revs,
         Ser. D, 2.50%, 05/01/11 ....................   MIG-1, SP-1+     5,000,000     5,033,212
                                                                                     -----------
                                                                                       9,168,212
                                                                                     -----------
   GEORGIA -- 2.5%
      Metro Atlanta Rapid Transit Auth. TECP
         LOC Dexia, 0.35%, 01/20/11 .................     P-1, A-1+      7,000,000     7,000,000
                                                                                     -----------
   IDAHO -- 1.4%
      State of Idaho Tax Anticipation Notes,
         2.00%, 06/30/11 ............................   MIG-1, SP-1+     4,000,000     4,031,233
                                                                                     -----------
   ILLINOIS -- 4.8%
      Illinois Dev. Fin. Auth. Rev. (Radiological
         Society Proj.), VRDB, LOC JPMorgan Chase,
         Ser.1997, 0.33%, 01/07/11* .................     NR, A-1+       1,270,000     1,270,000

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                         MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                         RATINGS(1)       AMOUNT       (NOTE 2)
                                                        ------------   -----------   ------------
   ILLINOIS -- (CONTINUED)
      Illinois Educ. Fac. Auth. Rev. (ACI/Cultural
         Pooled Financing Proj.), VRDB,
         LOC Bank of America, Ser. 1998,
         0.45%, 01/07/11* ...........................      NR, A-1     $ 6,325,000   $  6,325,000
      Illinois Educ. Fac. Auth. TECP,
         0.30%, 03/07/11 ............................     NR, A-1+       5,820,000      5,820,000
                                                                                     ------------
                                                                                       13,415,000
                                                                                     ------------
   KANSAS -- 1.8%
      Wamego, KS PCRB VRDB (Utilicorp United,
         Inc. Proj.), LOC Bank of America,
         Ser. 1996, 0.33%, 01/07/11* ................     P-1, A-1       5,000,000      5,000,000
                                                                                     ------------
   KENTUCKY -- 2.5%
      Shelby County, KY Rev. VRDB, Ser A.
         LOC US Bank, 0.28%, 01/03/11* ..............    VMIG-1, NR      7,000,000      7,000,000
                                                                                     ------------
   LOUISIANA -- 2.6%
      Parish of St. James, LA Rev. VRDB,
         0.34%, 01/05/11 ............................     P-1, A-1       7,200,000      7,200,000
                                                                                     ------------
   MARYLAND -- 12.4%
      Baltimore Cnty., MD TECP Ser. 1995,
         0.35%, 01/19/11 ............................     P-1, A-1+      5,545,000      5,545,000
      Howard Cnty., MD, Bond Anticipation Notes
         Ser. D TECP, 0.30%, 01/20/11 ...............     P-1, A-1+      9,000,000      9,000,000
      Maryland Health & Educ. Fac. (Johns Hopkins
         Univ. Proj.) Ser B TECP, 0.27%, 02/08/11 ...     P-1, A-1+     10,000,000     10,000,000
      Montgomery Cnty., MD, 0.30%, 01/03/11* ........     NR, A-1+       5,025,000      5,025,000
      Montgomery Cnty., MD Bond Anticipation
         Notes TECP, 0.27%, 01/19/11 ................     P-1, A-1+      5,000,000      5,000,000
                                                                                     ------------
                                                                                       34,570,000
                                                                                     ------------
   MASSACHUSETTS -- 0.8%
      Commonwealth of Massachusetts, G.O. Bonds
         Consolidated Loan of 2006 VRDB,
         0.34%, 01/03/11* ...........................   VMIG-1, A-1+     2,200,000      2,200,000
                                                                                     ------------
   MICHIGAN -- 6.2%
      Regents of the Univ. of Michigan Hosp.
         Rev. Bonds, VRDB Ser. 2005A,
         0.28%, 01/03/11* ...........................   VMIG-1, A-1+     5,100,000      5,100,000
      State of Michigan G.O. Ser. A,
         2.00%, 09/30/11 ............................   MIG-1, SP-1+     5,250,000      5,311,274
      Univ. of Michigan Ser. H, 0.28%, 03/03/11 .....     P-1, A-1+      5,000,000      5,000,000
      Univ. of Michigan VRDB (Hospital Rev. Bonds),
         Ser. 2007-A, 0.28%, 01/03/11* ..............   VMIG-1, A-1+     1,835,000      1,835,000
                                                                                     ------------
                                                                                       17,246,274
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                         MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                         RATINGS(1)       AMOUNT       (NOTE 2)
                                                        ------------   -----------   ------------
   MINNESOTA -- 6.3%
      Rochester, MN Health Fac. Auth
         Ser. 2001-D TECP (Mayo Foundation),
         0.31%, 01/11/11 ............................     P-1, A-1+    $ 9,500,000   $  9,500,000
      Univ. Minnesota Board of Regents Ser. D TECP,
         0.30%, 01/06/11 ............................     P-1, A-1+      8,000,000      8,000,000
                                                                                     ------------
                                                                                       17,500,000
                                                                                     ------------
   MISSISSIPPI -- 4.3%
      Mississippi Business Finance Corp. Gulf Opp.
         Zone VRDB (Chevron USA, Inc.)
         Ser. E, 0.32%, 01/05/11* ...................    VMIG-1, NR      5,000,000      5,000,000
      Mississippi Business Finance Corp. Gulf Opp.
         Zone VRDB (Chevron USA, Inc.)
         Ser. E, 0.28%, 01/03/11* ...................    VMIG-1, NR      7,000,000      7,000,000
                                                                                     ------------
                                                                                       12,000,000
                                                                                     ------------
   MISSOURI -- 1.7%
      Univ. of Missouri Rev. VRDB (Curators Univ.
         Syst. Fac.) Ser. 2006B, 0.28%, 01/03/11* ...   VMIG-1, A-1+     4,700,000      4,700,000
                                                                                     ------------
   NEW YORK -- 2.0%
      New York City Municipal Water Finance Auth.
         VRDB, 0.29%, 01/03/11* .....................   VMIG-1, A-1+     5,500,000      5,500,000
                                                                                     ------------
   OHIO -- 4.5%
      Ohio Higher Educ. Fac. Auth. TECP,
         0.35%, 01/13/11 ............................     P-1, A-1+      2,500,000      2,500,000
      Ohio Higher Educ. Fac. Auth. Ser. 2008
         B-6 TECP, 0.32%, 02/09/11 ..................   VMIG-1, A-1+    10,000,000     10,000,000
                                                                                     ------------
                                                                                       12,500,000
                                                                                     ------------
   OREGON -- 2.2%
      State of Oregon VRDB (Veterans Welfare Proj.),
         Ser. 87-C, 0.30%, 01/03/11* ................    VMIG-1, A-1     1,300,000      1,300,000
      State of Oregon VRDB (Veterans Welfare Proj.),
         Ser. 87-C, 0.30%, 01/03/11* ................    VMIG-1, A-1     2,120,000      2,120,000
      State of Oregon VRDB (Veterans Welfare Proj.),
         Ser. 87-C, 0.30%, 01/03/11* ................      NR, A-1       2,800,000      2,800,000
                                                                                     ------------
                                                                                        6,220,000
                                                                                     ------------
   PENNSYLVANIA -- 2.0%
      Geisinger Authority PA Health System Variable
         Rate - Geisinger Health System, Ser. 2005B,
         0.28%, 01/03/11* ...........................   VMIG-1, A-1+     2,000,000      2,000,000
      Geisinger, PA Health System Auth. VRDB Ser. C,
         0.28%, 01/03/11* ...........................   VMIG-1, A-1+     3,600,000      3,600,000
                                                                                     ------------
                                                                                        5,600,000
                                                                                     ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                         MOODY'S/S&P    PRINCIPAL     FAIR VALUE
                                                         RATINGS(1)       AMOUNT       (NOTE 2)
                                                        ------------   -----------   ------------
   TENNESSEE -- 5.4%
      Metro Govt. Nashville & Davidson Cnty., TN Ind.
         Dev. G.O. VRDB, 0.27%, 01/06/11* ...........   VMIG-1, A-1+   $10,050,000   $ 10,050,000
      Tenn. St. G.O. Ser. A TECP, 0.30%, 02/08/11 ...     P-1, A-1+      5,000,000      5,000,000
                                                                                     ------------
                                                                                       15,050,000
                                                                                     ------------
   TEXAS -- 21.7%
      Austin Independent School District, TX
         Ser. A TECP, 0.26%, 01/03/11 ...............     P-1, A-1+      2,000,000      2,000,000
      City of Houston, TX G.O. Ser. H-2 TECP,
         0.31%, 02/10/11 ............................     P-1, A-1+      5,400,000      5,400,000
      Harris County, TX G.O. TECP, 0.27%, 01/24/11 ..     P-1, A-1+      8,000,000      8,000,000
      Houston, TX Higher Educ. Fin. Corp. (Rice
         University), VRDN, 0.24%, 01/03/11 .........   VMIG-1, A-1+     7,300,000      7,300,000
      San Antonio, TX Water System, TECP,
         0.30%, 03/07/11 ............................     P-1, A-1+      5,000,000      5,000,000
      State of Texas Tax & Rev. Anticipation Notes,
         2.00%, 08/31/11 ............................   MIG-1, SP-1+     7,600,000      7,682,794
      Texas St. Pub. Fin. Auth. Ser. A, TECP,
         0.28%, 03/04/11 ............................     P-1, A-1+      3,500,000      3,500,000
      Texas Tech Univ., Ser. A, TECP,
         0.27%, 01/13/11 ............................     P-1, A-1+      4,100,000      4,100,000
      Texas Tech Univ., Ser. A, TECP,
         0.28%, 03/08/11 ............................     P-1, A-1+      6,000,000      6,000,000
      Texas Water Dev. Board Sub-Lien Rev. Bond,
         VRDB Ser. A, 0.29%, 01/03/11* ..............   VMIG-1, A-1+     1,800,000      1,800,000
      Univ. of Texas, Board of Regents, Ser. A,
         TECP, 0.25%, 01/18/11 ......................     P-1, A-1+      3,000,000      3,000,000
      Univ. of Texas, Board of Regents, Ser. A,
         TECP, 0.30%, 03/08/11 ......................     P-1, A-1+      6,800,000      6,800,000
                                                                                     ------------
                                                                                       60,582,794
                                                                                     ------------
   WISCONSIN -- 3.3%
      State of Wisconsin G.O., Ser. 2005A,
         TECP, 0.27%, 01/21/11 ......................     P-1, A-1+      9,101,000      9,101,000
                                                                                     ------------
      TOTAL MUNICIPAL BONDS (COST $278,496,867) .....                                 278,496,867
                                                                                     ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
TAX-EXEMPT MONEY MARKET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                  FAIR VALUE
                                                        SHARES     (NOTE 2)
                                                        ------   ------------
MONEY MARKET MUTUAL FUNDS -- 0.0%
      BlackRock Liquidity Funds MuniCash
         Portfolio - Institutional Series ...........   52,609   $     52,609
      BlackRock Liquidity Funds MuniFund
         Portfolio - Institutional Series ...........   52,609         52,609
                                                                 ------------
      Total Money Market Mutual Funds (Cost $105,218)                 105,218
                                                                 ------------
   TOTAL INVESTMENTS -- 99.9% (COST $278,602,085)+ ..            $278,602,085
   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1% ....                 214,616
                                                                 ------------
   NET ASSETS -- 100.0% .............................            $278,816,701
                                                                 ============

(1) Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

* Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010. The dates shown are the next dates the interest rates on the instruments are scheduled to be reset.

+    Cost for Federal income tax purposes.

G.O. - General Obligation

LOC  - Letter of Credit

MBIA - Credit rating enhanced by guaranty or insurance from MBIA Inc.

PCRB - Pollution Control Revenue Bonds

TECP - Tax-Exempt Commercial Paper and multi-modal bonds in commercial paper mode

VRDB - Variable Rate Demand Bonds

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                         LEVEL 2        LEVEL 3
                                        TOTAL                          SIGNIFICANT    SIGNIFICANT
                                       VALUE AT          LEVEL 1       OBSERVABLE    UNOBSERVABLE
                                  DECEMBER 31, 2010   QUOTED PRICES      INPUTS         INPUTS
                                  -----------------   -------------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds ............      $278,496,867        $    --      $278,496,867        $--
   Money Market Mutual Funds ..           105,218         105,218               --         --
                                     ------------        --------     ------------        ---
      Total ...................      $278,602,085        $105,218     $278,496,867        $--
                                     ============        ========     ============        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

                                                          PRIME
                                                      MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                          FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                     --------------   -----------------   -----------------
ASSETS:
Investment in securities, at fair value*
   (including Repurchase Agreements
   of $200,000,000, $750,954,000 and
   $0, respectively) .............................   $2,271,809,246     $1,870,101,366       $278,602,085
Interest and dividends receivable ................        1,974,352          1,483,181            252,549
Receivable from Adviser ..........................          378,312            319,287             36,322
Other assets .....................................           78,353             39,329             26,597
                                                     --------------     --------------       ------------
Total assets .....................................    2,274,240,263      1,871,943,163        278,917,553
                                                     --------------     --------------       ------------
LIABILITIES:
Accrued advisory fee .............................          402,600            146,768             24,065
Dividend payable .................................           18,162             16,176              2,380
Other accrued expenses ...........................          560,298            462,630             74,407
                                                     --------------     --------------       ------------
Total liabilities ................................          981,060            625,574            100,852
                                                     --------------     --------------       ------------
NET ASSETS .......................................   $2,273,259,203     $1,871,317,589       $278,816,701
                                                     ==============     ==============       ============
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $2,273,258,384     $1,871,317,589       $278,816,701
Accumulated net realized gain (loss)
   on investments ................................              819                 --                 --
                                                     --------------     --------------       ------------
NET ASSETS .......................................   $2,273,259,203     $1,871,317,589       $278,816,701
                                                     ==============     ==============       ============
NET ASSETS BY SHARE CLASS:
      Institutional Shares .......................   $   34,134,941     $   91,774,420       $    232,973
      Service Shares .............................    1,092,793,569        978,023,473                 --
      W Shares ...................................    1,146,330,693        801,519,696        278,583,728
                                                     --------------     --------------       ------------
                                                     $2,273,259,203     $1,871,317,589       $278,816,701
                                                     ==============     ==============       ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited shares authorized):
      Institutional Shares .......................       34,135,084         91,776,213            232,866
      Service Shares .............................    1,092,777,244        978,007,193                 --
      W Shares ...................................    1,146,345,802        801,529,611        278,589,806
NET ASSET VALUE PER SHARE:
      Institutional Shares .......................   $         1.00     $         1.00       $       1.00
                                                     --------------     --------------       ------------
      Service Shares .............................   $         1.00     $         1.00       $         --
                                                     --------------     --------------       ------------
      W Shares ...................................   $         1.00     $         1.00       $       1.00
                                                     --------------     --------------       ------------
----------
*Investment at cost ..............................   $2,271,809,246     $1,870,101,366       $278,602,085

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2010 (Unaudited)

                                                          PRIME
                                                      MONEY MARKET     U.S. GOVERNMENT        TAX-EXEMPT
                                                          FUND        MONEY MARKET FUND   MONEY MARKET FUND
                                                     --------------   -----------------   -----------------
INVESTMENT INCOME:
   Dividends .....................................     $   21,466        $        --          $   5,395
   Interest income ...............................      3,928,284          2,108,028            401,017
                                                       ----------        -----------          ---------
Total investment income ..........................      3,949,750          2,108,028            406,412
                                                       ----------        -----------          ---------
EXPENSES:
   Advisory fees .................................      4,103,704          3,177,868            532,266
   Administration fees ...........................        199,345            146,404             22,919
   Sub-administration and accounting fees ........        420,804            352,634             83,368
   Custody fees ..................................        114,888             84,132             12,912
   Transfer agent fees ...........................        180,570            124,644             23,371
   Shareholder service fees
      Service Shares .............................        843,092            760,900                 --
      W Shares ...................................        994,117            546,081            215,462
   Distribution fees
      Service Shares .............................        562,063            507,266                 --
   Professional fees .............................         52,342             47,904             29,992
   Reports to shareholders .......................         18,619             12,121              6,155
   Registration fees .............................         26,621             18,661             17,654
   Trustees' fees ................................         17,088             17,087             17,087
   Compliance services ...........................          5,585              5,585              5,585
   Other .........................................        155,217            118,609             17,764
                                                       ----------        -----------          ---------
      Total expenses before fee waivers ..........      7,694,055          5,919,896            984,535
   Expenses waived/reimbursed by Adviser
   Advisory fees
      Institutional ..............................        (27,805)          (103,072)              (570)
      Service Shares .............................       (663,178)        (1,155,407)                --
      W Shares ...................................       (778,965)          (830,791)          (376,477)
   Shareholder service fees
      Service Shares .............................       (843,092)          (760,900)                --
      W Shares ...................................       (994,117)          (546,081)          (215,462)
   Distribution fees
      Service Shares .............................       (562,063)          (507,266)                --
                                                       ----------        -----------          ---------
Total expenses, net ..............................      3,824,835          2,016,379            392,026
                                                       ----------        -----------          ---------
Net investment income ............................        124,915             91,649             14,386
                                                       ----------        -----------          ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain (loss) on investments .......            819                 --                 --
                                                       ----------        -----------          ---------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ...............................     $  125,734        $    91,649          $  14,386
                                                       ==========        ===========          =========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  PRIME MONEY MARKET FUND
                                                             ---------------------------------
                                                                 FOR THE
                                                                SIX-MONTH          FOR THE
                                                               PERIOD ENDED          YEAR
                                                               DECEMBER 31,         ENDED
                                                                   2010            JUNE 30,
                                                               (UNAUDITED)           2010
                                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................   $       124,915   $       252,973
   Net realized gain on investments ......................               819                76
                                                             ---------------   ---------------
Net increase in net assets resulting from operations .....           125,734           253,049
                                                             ---------------   ---------------
Distributions to shareholders from:
   Net investment income(1) :
      Institutional Shares ...............................            (3,359)           (9,031)
      Service Shares .....................................           (85,696)         (106,793)
      W Shares ...........................................          (100,983)         (137,149)
                                                             ---------------   ---------------
Total distributions ......................................          (190,038)         (252,973)
                                                             ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...............................       320,958,488       757,561,342
      Service Shares .....................................     1,954,608,146     3,658,641,764
      W Shares ...........................................     1,153,610,381     2,259,066,474
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................             1,232            19,838
      Service Shares .....................................            15,119            18,282
      W Shares ...........................................               374               809
   Cost of shares redeemed:
      Institutional Shares ...............................      (324,259,241)     (852,865,916)
      Service Shares .....................................    (1,983,059,817)   (3,779,723,913)
      W Shares ...........................................    (1,320,606,568)   (2,532,136,287)
                                                             ---------------   ---------------
Net decrease in net assets from Fund
   share transactions ....................................      (198,731,886)     (489,417,607)
                                                             ---------------   ---------------
Total decrease in net assets .............................      (198,796,190)     (489,417,531)
NET ASSETS:
   Beginning of Period ...................................     2,472,055,393     2,961,472,924
                                                             ---------------   ---------------
   End of Period .........................................   $ 2,273,259,203   $ 2,472,055,393
                                                             ===============   ===============
Undistributed net investment income ......................   $            --   $        65,123
                                                             ---------------   ---------------

----------
(1) For financial reporting purposes, certain distributions from short-term capital gains made in December 2010 have been reclassified to distributions from net investment income.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
    FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      U.S. GOVERNMENT
                                                                     MONEY MARKET FUND
                                                             ---------------------------------
                                                                 FOR THE
                                                                SIX-MONTH          FOR THE
                                                               PERIOD ENDED          YEAR
                                                               DECEMBER 31,         ENDED
                                                                   2010            JUNE 30,
                                                               (UNAUDITED)           2010
                                                             ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................   $        91,649   $       193,603
   Net realized gain on investments ......................                --               357
                                                             ---------------   ---------------
Net increase in net assets resulting from operations .....            91,649           193,960
                                                             ---------------   ---------------
Distributions to shareholders from:
   Net investment income(1):
      Institutional Shares ...............................            (6,343)          (11,137)
      Service Shares .....................................           (69,910)          (84,924)
      W Shares ...........................................           (53,521)          (97,542)
                                                             ---------------   ---------------
Total distributions ......................................          (129,774)         (193,603)
                                                             ---------------   ---------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...............................        46,925,572        81,113,352
      Service Shares .....................................     1,643,318,382     2,432,971,066
      W Shares ...........................................       669,709,767     1,160,077,824
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................                12                19
      Service Shares .....................................               534             1,042
      W Shares ...........................................                 1                 1
   Cost of shares redeemed:
      Institutional Shares ...............................       (40,115,987)     (425,418,524)
      Service Shares .....................................    (1,550,314,167)   (2,342,911,545)
      W Shares ...........................................      (591,427,746)   (1,649,120,983)
                                                             ---------------   ---------------
Net increase (decrease) in net assets from Fund
   share transactions ....................................       178,096,368      (743,287,748)
                                                             ---------------   ---------------
Total increase (decrease) in net assets ..................       178,058,243      (743,287,391)
NET ASSETS:
   Beginning of Period ...................................     1,693,259,346     2,436,546,737
                                                             ---------------   ---------------
   End of Period .........................................   $ 1,871,317,589   $ 1,693,259,346
                                                             ===============   ===============
Undistributed net investment income ......................   $            --   $        38,125
                                                             ---------------   ---------------

----------
(1) For financial reporting purposes, certain distributions from short-term capital gains made in December 2010 have been reclassified to distributions from net investment income.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        TAX-EXEMPT
                                                                     MONEY MARKET FUND
                                                             --------------------------------
                                                                FOR THE
                                                               SIX-MONTH          FOR THE
                                                              PERIOD ENDED         YEAR
                                                              DECEMBER 31,         ENDED
                                                                  2010           JUNE 30,
                                                              (UNAUDITED)          2010
                                                             -------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .................................   $      14,386   $         33,880
                                                             -------------   ----------------
Net increase in net assets resulting from operations .....          14,386             33,880
                                                             -------------   ----------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...............................             (22)              (118)
      W Shares ...........................................         (14,364)           (33,762)
                                                             -------------   ----------------
Total distributions ......................................         (14,386)           (33,880)
                                                             -------------   ----------------
Fund share transactions (at $1.00 per share):
   Proceeds from shares sold:
      Institutional Shares ...............................      16,544,144         83,380,769
      W Shares ...........................................     322,549,751        807,808,539
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ...............................              15                 56
      W Shares ...........................................             291                601
   Cost of shares redeemed:
      Institutional Shares ...............................     (16,545,304)       (84,842,977)
      W Shares ...........................................    (337,240,028)      (887,965,516)
                                                             -------------   ----------------
Net decrease in net assets from Fund
   share transactions ....................................     (14,691,131)       (81,618,528)
                                                             -------------   ----------------
Total decrease in net assets .............................     (14,691,131)       (81,618,528)
NET ASSETS:
   Beginning of Period ...................................     293,507,832        375,126,360
                                                             -------------   ----------------
   End of Period .........................................   $ 278,816,701   $    293,507,832
                                                             =============   ================
Undistributed net investment income ......................   $          --   $             --
                                                             -------------   ----------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                          2010       --------------------------------------------------
                                       (UNAUDITED)     2010        2009       2008      2007      2006
                                      ------------   -------     --------   -------   -------   -------
PRIME MONEY MARKET FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............    $  1.00       $  1.00     $   1.00   $  1.00   $  1.00   $  1.00
                                       -------       -------     --------   -------   -------   -------
INVESTMENT OPERATIONS:
   Net investment income ..........         --(2)         --(2)      0.01      0.04      0.05      0.04
                                       -------       -------     --------   -------   -------   -------
DISTRIBUTIONS:
   From net investment income .....         --(2)         --(2)     (0.01)    (0.04)    (0.05)    (0.04)
                                       -------       -------     --------   -------   -------   -------
NET ASSET VALUE -- END OF PERIOD ..    $  1.00       $  1.00     $   1.00   $  1.00   $  1.00   $  1.00
                                       =======       =======     ========   =======   =======   =======
TOTAL RETURN ......................       0.01%**       0.01%        1.14%     4.08%     5.05%     3.82%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations ..............       0.31%*        0.36%        0.43%     0.40%     0.41%     0.51%
      Excluding expense
         limitations ..............       0.42%*        0.43%        0.43%     0.40%     0.41%     0.51%
   Net investment income ..........       0.01%*        0.01%        0.66%     4.24%     4.94%     3.70%
Net assets at end of period
   (000 omitted) ..................    $34,135       $37,435     $132,721   $24,591   $24,400   $11,986

----------
*    Annualized.

**   Not annualized.

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                     FOR THE YEARS ENDED JUNE 30,
                                          2010       ----------------------------------------------------------------
                                       (UNAUDITED)       2010          2009         2008         2007         2006
                                      ------------   ------------   ----------   ----------   ----------   ----------
PRIME MONEY MARKET FUND --
   SERVICE SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............   $     1.00     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                      ----------     ----------     ----------   ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income ..........           --(1)          --(1)        0.01         0.04         0.05         0.04
                                      ----------     ----------     ----------   ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income .....           --(1)          --(1)       (0.01)       (0.04)       (0.05)       (0.04)
                                      ----------     ----------     ----------   ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ..   $     1.00     $     1.00     $     1.00   $     1.00   $     1.00   $     1.00
                                      ==========     ==========     ==========   ==========   ==========   ==========
TOTAL RETURN ......................         0.01%**        0.01%          0.90%        3.82%        4.79%        3.63%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses
      Including expense
         limitations ..............         0.31%*         0.34%          0.67%        0.65%        0.67%        0.69%
      Excluding expense
         limitations ..............         0.67%*         0.68%          0.68%        0.65%        0.67%        0.69%
   Net investment income ..........         0.01%*         0.01%          0.98%        3.72%        4.68%        3.61%
Net assets at end of period
   (000 omitted) ..................   $1,092,794     $1,121,259     $1,242,322   $1,898,587   $1,692,102   $2,664,251

----------
*   Annualized.

** Not annualized.

(1)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                FOR THE
                                         FOR THE                                                PERIOD
                                        SIX-MONTH                                             OCTOBER 2,
                                      PERIOD ENDED                FOR THE YEARS                2006 (1)
                                      DECEMBER 31,                ENDED JUNE 30,                THROUGH
                                           2010      --------------------------------------    JUNE 30,
                                       (UNAUDITED)      2010           2009         2008         2007
                                      ------------   ----------     ----------   ----------   ----------
PRIME MONEY MARKET FUND --
   W SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............   $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                      ----------     ----------     ----------   ----------   ----------
INVESTMENT OPERATIONS:
   Net investment income ..........           --(2)          --(2)        0.01         0.04         0.04
                                      ----------     ----------     ----------   ----------   ----------
DISTRIBUTIONS:
   From net investment income .....           --(2)          --(2)       (0.01)       (0.04)       (0.04)
                                      ----------     ----------     ----------   ----------   ----------
NET ASSET VALUE -- END OF PERIOD ..   $     1.00     $     1.00     $     1.00   $     1.00   $     1.00
                                      ==========     ==========     ==========   ==========   ==========
TOTAL RETURN ......................         0.01%**        0.01%          0.99%        3.92%        3.63%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............         0.31%*         0.34%          0.58%        0.55%        0.56%*
      Excluding expense
         limitations ..............         0.57%*         0.58%          0.58%        0.55%        0.56%*
   Net investment income ..........         0.01%*         0.01%          1.01%        3.72%        4.80%*
Net assets at end of period
   (000 omitted) ..................   $1,146,331     $1,313,361     $1,586,430   $2,046,730   $1,403,380

*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                          2010       -------------------------------------------------
                                       (UNAUDITED)     2010        2009       2008      2007     2006
                                      ------------   -------     --------   --------   ------   ------
U.S. GOVERNMENT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............    $  1.00       $  1.00     $   1.00   $   1.00   $ 1.00   $ 1.00
                                       -------       -------     --------   --------   ------   ------
INVESTMENT OPERATIONS:
   Net investment income ..........         --(2)         --(2)      0.01       0.04     0.05     0.04
                                       -------       -------     --------   --------   ------   ------
DISTRIBUTIONS:
   From net investment income .....         --(2)         --(2)     (0.01)     (0.04)   (0.05)   (0.04)
                                       -------       -------     --------   --------   ------   ------
NET ASSET VALUE -- END OF PERIOD ..    $  1.00       $  1.00     $   1.00   $   1.00   $ 1.00   $ 1.00
                                       =======       =======     ========   ========   ======   ======
TOTAL RETURN ......................       0.01%**       0.01%        0.88%      3.61%    4.92%    3.66%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations ..............       0.22%*        0.24%        0.42%      0.47%    0.49%    0.61%
      Excluding expense
         limitations ..............       0.45%*        0.46%        0.44%      0.47%    0.49%    0.61%
Net investment income .............       0.01%*        0.01%        0.79%      3.12%    4.79%    3.58%
Net assets at end of period
   (000 omitted) ..................    $91,774       $84,967     $429,272   $126,574   $  333   $3,480

----------
*    Annualized.

**   Not annualized.

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a Rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                          2010       --------------------------------------------------------
                                       (UNAUDITED)     2010         2009        2008        2007       2006
                                      ------------   --------     --------   ----------   --------   --------
U.S. GOVERNMENT MONEY MARKET
   FUND -- SERVICE SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............    $   1.00      $   1.00     $   1.00   $     1.00   $   1.00   $   1.00
                                       --------      --------     --------   ----------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..........          --(1)         --(1)      0.01         0.03       0.05       0.03
                                       --------      --------     --------   ----------   --------   --------
DISTRIBUTIONS:
   From net investment income .....          --(1)         --(1)     (0.01)       (0.03)     (0.05)     (0.03)
                                       --------      --------     --------   ----------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..    $   1.00      $   1.00     $   1.00   $     1.00   $   1.00   $   1.00
                                       ========      ========     ========   ==========   ========   ========
TOTAL RETURN ......................        0.01%**       0.01%        0.69%        3.36%      4.66%      3.49%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............        0.22%*        0.24%        0.62%        0.72%      0.75%      0.77%
      Excluding expense
         limitations ..............        0.70%*        0.71%        0.69%        0.72%      0.75%      0.77%
   Net investment income ..........        0.01%*        0.01%        0.72%        3.26%      4.56%      3.45%
Net assets at end of period
   (000 omitted) ..................    $978,023      $885,038     $794,977   $1,108,117   $616,113   $875,906

----------
*    Annualized.

**   Not annualized.

(1)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                            FOR THE
                                         FOR THE                                            PERIOD
                                        SIX-MONTH                                         OCTOBER 2,
                                      PERIOD ENDED              FOR THE YEARS              2006 (1)
                                      DECEMBER 31,             ENDED JUNE 30,               THROUGH
                                           2010      ----------------------------------    JUNE 30,
                                       (UNAUDITED)     2010          2009        2008        2007
                                      ------------   --------     ----------   --------   ----------
U.S. GOVERNMENT MONEY MARKET
   FUND -- W SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............    $   1.00      $   1.00     $     1.00   $   1.00   $   1.00
                                       --------      --------     ----------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..........          --(2)         --(2)        0.01       0.03       0.03
                                       --------      --------     ----------   --------   --------
DISTRIBUTIONS:
   From net investment income .....          --(2)         --(2)       (0.01)     (0.03)     (0.03)
                                       --------      --------     ----------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..    $   1.00      $   1.00     $     1.00   $   1.00   $   1.00
                                       ========      ========     ==========   ========   ========
TOTAL RETURN ......................        0.01%**       0.01%          0.76%      3.46%      3.53%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............        0.22%*        0.24%          0.54%      0.62%      0.65%*
      Excluding expense
         limitations ..............        0.60%*        0.61%          0.59%      0.62%      0.65%*
Net investment income .............        0.01%*        0.01%          0.56%      3.26%      4.68%*
Net assets at end of period
   (000 omitted) ..................    $801,520      $723,255     $1,212,298   $448,047   $224,341

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,            FOR THE YEARS ENDED JUNE 30,
                                          2010       ---------------------------------------------
                                       (UNAUDITED)     2010      2009     2008     2007      2006
                                      ------------   --------   ------   ------   ------   -------
TAX-EXEMPT MONEY MARKET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............     $1.00        $1.00      $ 1.00   $ 1.00   $ 1.00   $  1.00
                                        -----        -----      ------   ------   ------   -------
INVESTMENT OPERATIONS:
   Net investment income ..........        --(2)        --(2)     0.01     0.02     0.03      0.02
                                        -----        -----      ------   ------   ------   -------
DISTRIBUTIONS:
   From net investment income .....        --(2)        --(2)    (0.01)   (0.02)   (0.03)    (0.02)
                                        -----        -----      ------   ------   ------   -------
NET ASSET VALUE -- END OF PERIOD ..     $1.00        $1.00      $ 1.00   $ 1.00   $ 1.00   $  1.00
                                        =====        =====      ======   ======   ======   =======
TOTAL RETURN ......................      0.01%**      0.01%       0.75%    2.36%    3.14%     2.39%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:(1)
   Expenses:
      Including expense
         limitations ..............      0.27%*       0.32%       0.53%    0.51%    0.52%     0.63%
      Excluding expense
         limitations ..............      0.54%*       0.54%       0.54%    0.51%    0.52%     0.63%
   Net investment income ..........      0.01%*       0.01%       0.61%    1.86%    3.06%     2.30%
Net assets at end of period
   (000 omitted) ..................     $ 233        $ 234      $1,696   $1,493   $  793   $13,210

----------
*    Annualized.

**   Not annualized.

(1) Prior to June 23, 2006, the Institutional Shares were known as the Investor Shares and were subject to a rule 12b-1 distribution fee.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                      PERIOD ENDED
                                      DECEMBER 31,                FOR THE YEARS ENDED JUNE 30,
                                          2010       ------------------------------------------------------
                                       (UNAUDITED)     2010         2009       2008       2007       2006
                                      ------------   --------     --------   --------   --------   --------
TAX-EXEMPT MONEY MARKET
   FUND -- W SHARES(1)
NET ASSET VALUE --
   BEGINNING OF PERIOD ............   $   1.00       $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                      --------       --------     --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ..........         --(2)          --(2)      0.01       0.02       0.03       0.02
                                      --------       --------     --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income .....         --(2)          --(2)     (0.01)     (0.02)     (0.03)     (0.02)
                                      --------       --------     --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ..   $   1.00       $   1.00     $   1.00   $   1.00   $   1.00   $   1.00
                                      ========       ========     ========   ========   ========   ========
TOTAL RETURN ......................       0.01%**        0.01%        0.62%      2.21%      2.96%      2.23%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............       0.27%*         0.32%        0.66%      0.66%      0.69%      0.78%
      Excluding expense
         limitations ..............       0.68%*         0.69%        0.68%      0.66%      0.69%      0.78%
Net investment income .............       0.01%*         0.01%        0.64%      2.12%      2.92%      2.23%
Net assets at end of period
   (000 omitted) ..................   $278,584       $293,274     $373,430   $492,379   $403,631   $418,447

----------
* Annualized.

** Not annualized.

(1) Formerly Service Shares. Service Shares were redesignated as W Shares effective September 12, 2006.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2010, the Trust offered 12 series, three of which are included in these financial statements. The three series are as follows: Wilmington Prime Money Market Fund ("Prime Money Market Fund"), Wilmington U.S. Government Money Market Fund ("U.S. Government Money Market Fund") and Wilmington Tax-Exempt Money Market Fund ("Tax-Exempt Money Market Fund") (each, a "Fund" and collectively, the "Funds").

     The Prime Money Market and U.S. Government Money Market Funds offer three classes of shares: Institutional Shares, Service Shares, and W Shares. The Tax-Exempt Money Market Fund offers two classes of shares: Institutional Shares and W Shares. All classes of shares have identical voting, dividend and liquidation rights. W Shares and Service Shares are offered to investors who use a financial intermediary to process transactions with the Funds and are subject to a shareholder servicing fee. Service Shares are also subject to a Rule 12b-1 distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Each Fund values securities utilizing the amortized cost valuation method, which approximates market value, and is permitted under Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity. Investments in underlying money market mutual funds are valued at each fund's closing net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE AGREEMENTS. Each Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Funds' investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of each agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives an advisory fee at an annualized rate of 0.37% of each Fund's first $1 billion of average daily net assets; 0.33% of each Fund's next $500 million of average daily net assets; 0.30% of each Fund's next $500 million of average daily net assets; and 0.27% of each Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     RSMC has voluntarily agreed to reduce its advisory fee and/or reimburse certain of the Fund's operating expenses, or certain "class-specific fees and expenses" to prevent the Fund's (or class thereof, as applicable) current annualized yield from being below 0.01% (1 basis point) annually. The fee waiver does not take into consideration acquired fund fees and expenses. Any such waiver or expense reimbursement may be discontinued at any time. Under this voluntary arrangement, RSMC may recover from the Fund, subject to approval by the Board of Trustees of WT Mutual Fund (the "Trustees"), amounts waived or reimbursed for a period of up to three (3) years from the year in which RSMC reduced its compensation and/or assumed expenses for the Fund. The following table summarizes the amount of fees waived or reimbursed by RSMC that may be recaptured with the Trustees' approval, and the fiscal years they expire:

                                                             EXPIRATION DATE
                                            --------------------------------------------------
                                               2012         2013         2014          TOTAL
                                            ----------   ----------   ----------   -----------
Prime Money Market Fund .................   $  158,968   $6,967,585   $3,861,333   $10,987,886
U.S. Government Money Market Fund .......    1,384,634    7,711,198    3,905,771    13,001,603
Tax-Exempt Money Market Fund ............      122,130    1,227,250      592,509     1,941,889

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. As of December 31, 2010, there were no liabilities due to RSMC for these services in any of the Funds.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2010 were $31,182, $25,843 and $3,864 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

     BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     Service Shares and W Shares of each Fund are subject to a shareholder service plan authorizing them to pay service providers an annual fee not exceeding 0.25% of each Fund's average daily net assets in Service Shares and W Shares to compensate service providers who maintain a service relationship. The Board of Trustees has authorized payments of up to 0.15% of each Fund's average daily net assets in Service Shares and W Shares, respectively.

     Service Shares of each Fund are subject to a Rule 12b-1 Distribution Plan which provides for payments of up to 0.25% of each Fund's average daily net assets in Service Shares. The Board of Trustees currently has authorized annual payments of 0.10% of the average daily net assets of each Fund's Service Shares. The Distribution Plan and each Distribution Agreement may not be amended to increase the maximum 12b-1 Fee of 0.25% without approval by a majority of the outstanding shares of each Fund's Service Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2010 were $55,733, $37,246 and $6,752 for the Prime Money Market Fund, the U.S. Government Money Market Fund and the Tax-Exempt Money Market Fund, respectively.

4. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     The tax character of distributions paid for the six-month period ended December 31, 2010 and the year ended June 30, 2010 were as follows:

                                            PRIME MONEY    U.S. GOVERNMENT      TAX-EXEMPT
                                            MARKET FUND   MONEY MARKET FUND   MONEY MARKET FUND
                                            -----------   -----------------   -----------------
SIX-MONTH PERIOD ENDED DECEMBER 31, 2010
Ordinary income .........................    $190,038          $129,774          $    --
Long term capital gains .................          --                --               --
Tax-exempt income .......................          --                --           14,386
YEAR ENDED JUNE 30, 2010
Ordinary income .........................    $252,897          $193,246          $    --
Long term capital gains .................          76               357               --
Tax-exempt income .......................          --                --           33,880

     The differences between book basis and tax basis components of accumulated earnings are primarily attributed to the deferred compensation of Trustees and dividends payable.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

5. CREDIT RISK. Obligations of agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury and thus may or may not be backed by the "full faith and credit" of the United States. Payment of interest and principal on these obligations, although generally backed directly or indirectly by the U.S. Government, may be backed solely by the issuing instrumentality.

     Approximately 2% and 10% of the investments of the Prime Money Market Fund and Tax-Exempt Money Market Fund, respectively on December 31, 2010 were insured by private issuers that guarantee payment of principal and interest in the event of default, or were backed by letters of credit issued by domestic and foreign banks or financial institutions.

6. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require recognition or disclosure in the financial statements and has no Fund impact.

     On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. will be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

     When completed, the Merger will result in a change of control of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the current investment advisory and sub-advisory agreements will terminate when the Merger is completed.

     At a special shareholder meeting to be held on March 11, 2011, shareholders of record as of January 21, 2011 will be asked to approve new investment advisory and sub-advisory agreements with RSMC and WTIM.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     At a meeting held on August 26, 2010, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the existing investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Prime Money Market Fund, Wilmington Tax-Exempt Money Market Fund, and Wilmington U.S. Government Money Market Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

     Before meeting to determine whether to approve the continuance of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees that considered: (i) investment performance; (ii) compliance and regulatory issues; (iii) asset growth; and (iv) profitability. During the meeting, the two Trustees presented this report.

     In addition to the information provided by RSMC and WTIM as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors.

     During its deliberations on whether to approve the continuance of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

quality of the services provided by RSMC and WTIM to each Fund are appropriate and consistent with the terms of the Agreements, that the quality of those services has been consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

     The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, 1-, 2-, 3-, 5-, and 10-year periods, to the extent applicable. The Board also noted that it reviews and evaluates each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies, as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds lagged behind their peers for certain periods, but concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve.

     RSMC and WTIM provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was equal to or below the mean expense ratio of the Lipper Universe. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

     The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM). In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds. The Board was satisfied that RSMC's and WTIM's profits are sufficient to continue as a viable concern generally and as investment adviser or sub-adviser of each Fund specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Board concluded that RSMC's and WTIM's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided,

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of each Fund increase as a result of "breakpoint" reductions in the advisory fee rate at specific asset levels. In addition, the Trustees also considered RSMC's and WTIM's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base.

     The Trustees considered whether any events have occurred that would constitute a reason for the Trustees not to approve the continuation of the Agreements and concluded there were not. After consideration of all the factors, taking into consideration the information presented at the meeting and previous meetings of the Board and deliberating in executive session, the entire Board, including the Independent Trustees, determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Trustees did not identify any single matter as controlling, but made their determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust, within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                  WITH TRUST,                       PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                        OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE                 SERVED                              HELD BY TRUSTEE
------------------------   ------------------------------   --------------------------------------------
ROBERT J. CHRISTIAN(1)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to
12 Funds                   resignation or removal.          February 2006; President of Rodney
                           Trustee since October 1998,      Square Management Corporation
                           President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998      President of RSMC 2005 to 2006.
                           to January 2006.
                                                            FundVantage Trust (33 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                  WITH TRUST,                       PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                        OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE                 SERVED                              HELD BY TRUSTEE
------------------------   ------------------------------   --------------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since 1989.
                           Shall serve until death,
12 Funds                   resignation or removal.          First Potomac Realty Trust (real estate
                           Trustee since May 1997.          investment trust).

DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since 2002; formerly Dean,
                           Shall serve until death,         School of Business Administration of
12 Funds                   resignation or removal.          Widener University from 2001 to 2004.
                           Trustee since October 1999.
                                                            None

NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
12 Funds                   Shall serve until death,         from 1998 to 1999; President and Chief
                           resignation or removal.          Executive Officer, Philadelphia Stock
                           Trustee since October 1998.      Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces
                                                            and ovens).

THOMAS LEONARD             Trustee                          Retired since 2008; former Partner
Date of Birth: 2/49                                         with PricewaterhouseCoopers (public
                           Shall serve until death,         accounting) from May 1970 to June 2008.
12 Funds                   resignation or removal.
                           Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                            (3 portfolios) (unregistered
                                                            investment companies).

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   --------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Member of the Board of Managers
                           is elected and qualified.        of WTIM; Vice President of BNY Mellon
                           Officer since September 2005.    Investment Servicing (U.S.) Inc.
                                                            (formerly PNC Global Investment
                                                            Servicing (U.S.), Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- MONEY MARKET FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                       PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                    DURING PAST FIVE YEARS,
    NAME, ADDRESS AND              LENGTH OF TIME                        OTHER DIRECTORSHIPS
      DATE OF BIRTH                    SERVED                                   HELD
------------------------   ------------------------------   --------------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.
                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Robert J. Christian

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON MONEY MARKET FUNDS - INSTITUTIONAL, SERVICE AND W SHARES.

WILMINGTON
     FUNDS                                                      MONEY_Semi_12/10

                                                              FIXED INCOME FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2010

                                                    SHORT/INTERMEDIATE-TERM BOND

                                                               BROAD MARKET BOND

                                                                  MUNICIPAL BOND

                                                         (WILMINGTON FUNDS LOGO)

WILMINGTON FUNDS -- FIXED INCOME FUNDS

CONTENTS                                   page
--------                                   ----
President's Message ....................      3
Expense Disclosure .....................     15
Disclosure of Portfolio Holdings........     17
Investments ............................     19
Financial Statements ...................     42
Financial Highlights ...................     47
Notes to Financial Statements ..........     53
Evaluation and Approval of Investment
   Advisory and Sub-Advisory
   Agreements ..........................     59
Trustees and Officers ..................     62

DESCRIPTIONS OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS, ABS and CMBS sectors.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

BARCLAYS CAPITAL U.S. CORPORATE INVESTMENT GRADE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable securities sold by industrial, utilities and financial issuers. The index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements.

BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related, and Corporate sector with maturities of 1 year or greater.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. MUNICIPAL INDEX is an unmanaged index that tracks performance of investment grade municipal bonds with remaining maturities of one year or more.

BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX is an unmanaged index that tracks performance of municipal bonds issued after December 31, 1990 with remaining maturities between 1 and 10 years and at least $7 million in outstanding principal.

BOFA MERRILL LYNCH 1-10 YEAR U.S. TREASURY INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 10 years.

BOFA MERRILL LYNCH U.S. TREASURY MASTER INDEX is an unmanaged index of fixed-rate coupon bearing U.S. Treasury securities with a maturity range of 1 to 30 years.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     DESCRIPTIONS OF INDICES -- CONTINUED

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets. As of May 2010, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX, BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL U.S. CORPORATE INVESTMENT GRADE INDEX, BARCLAYS CAPITAL U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT INDEX, BARCLAYS CAPITAL U.S. MUNICIPAL INDEX, AND BARCLAYS CAPITAL U.S. SHORT/INTERMEDIATE MUNICIPAL INDEX (C) BARCLAYS CAPITAL.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Taxable, investment-grade bonds generally recorded modest gains during the six months ended December 31, 2010, the first half of the Wilmington Funds' 2011 fiscal year. The total returns of such bonds fell in between their component income and principal returns, as rising interest rates knocked bond prices lower, offsetting some interest income payments. The overall market of taxable, investment-grade bonds, measured by the Barclays Capital U.S. Aggregate Index, recorded a total return of +1.2%. Municipal bonds were hit harder. They suffered from both rising interest rates and increasing investor concerns about the fiscal health of state and local governments. The Barclays Capital U.S. Municipal Index recorded a six-month total return of -0.9%. High-yield corporate bonds traded more in line with stocks than bonds, shaking off higher rates and climbing in price as investors gained confidence in the economic recovery. The Barclays Capital U.S. Corporate High-Yield Index returned +10.2%.

     If equity price changes are reliable indicators, investors' economic confidence grew substantially between July 1, 2010 and December 31, 2010. Virtually all major equity indices recorded large gains. The Russell 3000 Index, representing the overall U.S. equity market, returned +24.5%. International equity benchmarks posted similar gains. The MSCI EAFE (Net) Index of developed international markets returned +24.2%, and the MSCI Emerging Markets (Net) Index returned +26.7%.

     In August, Federal Reserve Chairman Ben Bernanke signaled a new round of quantitative easing--an effort to lower long-term interest rates and stimulate the economy by buying bonds. Three months later, and one day after the mid-term elections, Fed policymakers made it official, announcing that the central bank would buy up to $600 billion in long-term U.S. Treasury securities, which came to be known as "QE2." The move followed purchases of more than $1 trillion in mortgage-backed securities, U.S. Treasuries, and other financial instruments in 2008 and 2009. Though interest rates fell in the months leading up to the August "pre-announcement" of "QE2," they moved only slightly lower in September and October and rose in November and December. On balance, rates rose during the six-month period ended December 31, 2010. The yield of the 10-year U.S. Treasury note, for example, averaged 3.20% in June and 3.29% in December. It was a vivid reminder that, while the Fed has great influence over interest rates, investors ultimately control them.

     A variety of forces likely pushed rates higher in the latter part of 2010. The strengthening economy reminded investors that the day is coming when the Fed will go the other way, tightening monetary policies in an effort to contain inflation. Indeed, America's gross domestic product (GDP) expanded at a real (inflation-adjusted) annualized rate of 2.6% in the third quarter and at an estimated 3.2% annualized rate in the fourth quarter. Meanwhile, economists' GDP estimates for 2011 generally rose steadily in late 2010, topping 3.0% around year-end. Roughly one month into 2011, many estimates of 2011 U.S. growth had climbed into the 4.0% range. At the same time, worries lingered about the sovereign debt loads of a number of European countries. And in December, Moody's Investors Service reported that the U.S. government's fiscal policies were dimming, if only slightly, its chance of maintaining its platinum AAA rating. If investors were worried that authorities around the world might allow inflation to rise to make it easier to repay national debts, they were also concerned about near-term inflation pressures, which were mounting. In Brazil and China, for example, consumer prices rose at year-over-year rates of 5-6% in late 2010. Consumer prices in the United States were up much less dramatically--less than 2%, on balance--but a new spike in the price of oil and rising food prices were worrisome. Creeping inflation fears were evident in the expected rate of U.S. inflation over the coming decade--an amount that can be inferred from differences between the yields of conventional and inflation-indexed U.S. Treasuries. Expected inflation rose from roughly 1.7%, annualized, in August to about 2.3% in December.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON SHORT/INTERMEDIATE-TERM BOND AND BROAD MARKET BOND FUNDS

     The following comments cover the Wilmington Short/Intermediate-Term Bond Fund and the Wilmington Broad Market Bond Fund (the "Funds").

     The Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate Fund") and Wilmington Broad Market Bond Fund ("Broad Market Fund") are designed to give shareholders broad exposure to the dynamics of the taxable fixed income bond market with a stable flow of income and minimization of risk. To do so, the investment adviser applies a disciplined and systematic investment process to actively manage a core portfolio of investment grade notes and bonds from a wide range of taxable market sectors. The major difference between the Short/Intermediate Fund and Broad Market Fund is the exposure to interest rate risk. The Short/Intermediate Fund has the lower risk exposure to interest rates and finished the semi-annual period with an effective duration of 3.79 years. The Broad Market Fund had an effective duration of 5.02 years at the same point in time.

     The semi-annual period featured two very different fixed income markets. In the wake of a decline in GDP to 1.7%, the period began with many concerned about the prospects of a double dip recession. These fears translated into a strong performance for the fixed income markets during the third quarter of 2010. However, the markets reversed course during the fourth quarter as the economy started to show significant improvements, and the government added stimulus programs through a second round of quantitative easing as well as the passing of numerous fiscal stimulus items including an extension of all of the Bush income tax rates. When all was said and done, the semi-annual performance was positive but mostly reflected income returns.

     If the spring of 2010 was the time for the economic data to struggle, then summer became the moment when the tone began to turn for the better. The opening to this came from Europe as the authorities there took a page from our own playbook to subject their banking system to a series of stress tests to provide increased transparency regarding the potential losses that might follow from possible sovereign debt defaults. The actual tests unveiled relatively few institutions with problems and the lack of testing "held to maturity" assets was also widely criticized but overall, the process had the desired effect of restoring confidence. This event was followed by numerous economic statistics which started to prove the point that the economy was at least not getting any worse. By September, housing starts had rebounded modestly, and auto and retail sales were stable to improving. Consumer confidence had improved. Employment was showing consistent gains in private sector payrolls although at a level which would not be enough to bring the unemployment rate down. Estimates of GDP growth for the third quarter were lowered from the mid 2% range to the upper 1% level. Disappointing expectations, but they were still positive.

     The landscape took another twist in early August as the Federal Open Market Committee (FOMC) reported that they were ready to re-invest the paydowns and maturities on the securities they bought during 2009 as part of their quantitative easing campaign into more Treasury bonds. Estimates on how much this would amount to ranged from $200-300 billion. Without this adjustment, the Fed would be reducing the size of their balance sheet effectively tightening credit conditions. This was not a path the Fed was ready to pursue given the economic back drop but the new policy was also seen as the first salvo in the Fed's potential move to begin a second round of quantitative easing that was quickly dubbed "QE2." The markets began to react to this news. The Ten-Year Treasury started the quarter trading just below 3% and spent most of the month of July around this level. The announcement by the FOMC quickly sparked a major rally in the Treasury market which saw the Ten-Year Treasury yield slip below 2.5%. The Fed's

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

August statement had opened the door but the level of their commitment was limited to the size of their existing balance sheet. At their September meeting, the committee broadened their thinking with an extraordinary admission on the subject of inflation.

     Deflation has been a threat that the economy has been skirting with for the last few quarters. Year-over-year Core Inflation (Consumer Prices excluding volatile food and energy price changes) fell below 1% in April and has remained there. Other inflation readings have drifted down to the 1% to 1.5% range. Breakeven rates on U.S. Treasury Inflation Protection Securities (TIPS), a proxy for expected inflation levels have also been moving lower. For Ten Year TIPS, this reached a low near 1.5% late in August. Thus the market's message was pretty clear. Inflation was falling and likely to remain low well into the future. Against this backdrop, the Fed's message in September included an extraordinary admission: inflation was actually too low to achieve their objectives of price stability and economic growth. In short, the Fed feels the need to create inflation!

     If a double dip recession was seen as growing more likely, the credit markets would certainly react negatively to this prospect. In another piece of evidence pointing to an unlikely return to recession, the credit markets added to the positive quarterly bond market performance. According to Barclays Capital, the overall U.S. Corporate Investment Grade Index experienced 24 basis points of spread contraction. This enabled this index to achieve 147 basis points of excess return versus similar duration Treasury securities. The financial sector led the way adding 216 basis points of excess return during the quarter. The strong performance in the Investment Grade market stretched to the lower credit quality realms as the Barclays Capital U.S. Corporate High-Yield Index returned 6.71% for the quarter that included 397 basis points of excess return. Corporate income statements and balance sheets have strengthened with many companies holding significant cash reserves. Larger companies have used the drop in rates and spreads as a time to borrow very cheap money, often using it as an opportunity to refinance older higher yielding debt issues. Issuance during July and August was quite robust running at above average rates for those months.

     As the third quarter ended, the fixed income markets seemed to be everyone's darling but the market proved to be standing on very flimsy foundations as the events of the fourth quarter of 2010 would soon reveal. The building evidence of a stronger economy made the need for extremely low rates less necessary and opened the door to higher interest rates. However, the difficult market conditions in the fourth quarter were more complicated than just a stronger economy. Renewed stimulus played a large part as well. The 10 Year Treasury touched a 4% yield back in early April and then began a 7 month long rally that reached a low yield of 2.33% just as the fourth quarter was getting underway. The last part of the rally had been fueled by the prospects of a second round of quantitative easing or "QE2" to be performed by the Federal Reserve. With employment growth lagging and the economy closer to deflation than inflation, the Federal Reserve began making noises about taking these added steps in the middle of the summer. The policy became a reality at the FOMC meeting that concluded the day after the mid-term election when the Fed announced their intentions to buy $600 billion in Treasury securities over the next 8 months. Ironically, this step which many, including us, thought would stabilize interest rates at lower levels, turned out to be the point where yields began to march rapidly higher.

     Signs of improvement in the economy had begun to emerge on a number of fronts as fears of the dreaded double dip recession started to give way. Retail sales and same-store-sales gave indications that the consumer was starting to spend money again. Prospects of quantitative easing had begun to lift the prices of equities and high yield bonds which put high end consumers in a better frame of mind to spend. Auto sales also began to emerge breaking above the best levels seen since the 2009 "Cash for Clunkers" program. Against this backdrop of improving economics, the launching of QE2 quickly raised more

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

questions than it answered. The purpose of the program was questioned along with how it would be measured for success or failure. Questions also were raised about how committed the Fed was to it or what might make them do more easing. By funding their purchases through added bank reserves, they were not placing more money directly into the economy but instead relying upon banks to use the money to spark more lending, a posture which so far has achieved very limited impact as people and businesses have been reluctant to borrow. The program attracted criticism from overseas where the U.S. was charged with trying to engineer a massive decline in the dollar. Confusion about the program aside, the bottom line was that it represented more stimulus on top of an improving economy.

     Stimulus also came from the fiscal side as the election returns firmed up for the markets a much higher probability that the Bush era tax rates would continue. This only proved to be the tip of the fiscal stimulus program as the final deal negotiated between Republicans and the White House included something for everyone with a payroll tax break, and extended unemployment benefits.

     Finally, the fixed income market became a very crowded trade which contributed more fuel to the bear market in bonds. Investors have been very skittish in re-entering the capital markets and the spring decline in stocks in sympathy with the growing financial risks in Europe sent many investors towards the bond market. Better to receive a positive return, even if it is small, as opposed to risking significant losses. Investors have also been migrating into bonds from the cash markets as the steep yield curve allowed investors to pick up added income without extending too far. The result was that the 5 year part of the curve became very popular and led the market during the spring and summer rally. It also meant that this part of the market was heavily populated with nervous investors with little staying power. When rates began to edge higher, this hot money was quick to pull back further exasperating the interest rate move.

     As mentioned before, the added liquidity provided by the Fed had a positive influence on corporate related assets. The investment grade corporate bond market still finished the quarter with negative total returns but did manage to significantly outperform the Treasury market. During the last three months of 2010, the corporate market as measured by Barclays Capital U.S. Corporate Investment Grade Index added 173 basis points (+1.73%) of excess return which accounted for 75% of the full year excess return of 229 bps earned by this overall market. Within the corporate market, lower quality, BBB rated bonds outperformed and the financial sector also led the way over industrials and utilities. The financial sector has become popular as investors see further diminishing risks as more time passes. Given where spreads stood at the beginning of the quarter, the financial sector was clearly the cheapest with an average spread 50-65 bps above either industrials or utilities. The issues surrounding foreclosures and proper loan documentation gave the market a brief scare during the fall but a number of banks have recently reached settlements with FNMA and FHLMC for amounts that have been near the lowest estimated losses.

     Under these evolving circumstances, both Funds performed well adding value for shareholders over the six-month period.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SHORT/INTERMEDIATE FUND

     The Institutional Shares of the Short/Intermediate Fund (the "Fund") performed well over the six-month period ended December 31, 2010 with a total return of 1.59%. The total return exceeded the benchmark Barclays Capital U.S. Intermediate Government/Credit Index which had a total return of 1.27% over the same period. The Fund performed well against its Lipper Short/Intermediate Investment Grade Debt Funds universe. The Fund placed in the 34th percentile out of 158 funds for the one-year period, in the 7th percentile out of 146 funds for the 3-year period, in the 3rd percentile out of 136 funds for the 5-year period, and in the 6th percentile out of 87 funds for the 10-year period, based on total returns as of December 31, 2010.

     The Fund remained mostly duration neutral versus the benchmark throughout the third quarter. We continued to adjust our positioning on the curve in order to benefit from the steep Treasury and Credit curves. The intermediate part of the Treasury curve, primarily three to seven years, was targeted due to the steepness of the curve and roll down potential. Corporate bonds were added to the Fund's portfolio as we continue to believe credit offers relative value versus other spread sectors. Positions were added to the energy sector, taking advantage of materially wider spreads following the oil spill in the Gulf of Mexico. Within credit, we continue to opportunistically add new positions through the new issue market. The focus has been on strong industrial companies with strong balance sheets and limited funding requirements. The new issue market for corporate bonds was limited during July and August due to the volatility in overseas markets. However, issuance picked up significantly as markets stabilized during September. The Fund looked to take advantage of new issuance from companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals.

     With short-term rates anchored by a near 0% Federal Funds Rate, the Fund increased its exposure to the intermediate part of the yield curve. Additionally, we added several floating rate note positions. Although we expect short-term rates to remain low for an extended period of time, we believe floating rate securities offer the portfolio good protection against rising interest rates.

     The Fund's duration was shortened modestly during the fourth quarter and we remained leery of extending duration beyond our benchmark index. Purchases were focused on the three to five year segment of the curve. We continued to maintain our overweight position to corporate bonds during the quarter. The new issue market was very active, resulting in a good opportunity to add new names to the portfolio at attractive spreads. In particular we focused on strong industrials with good cash flows. The Fund looked to take advantage of new issuance from companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals. However, we did increase the Fund's exposure to high quality financials as fundamentals continue to improve and valuations remain attractive.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The following performance table compares the performance of the Short/Intermediate-Term Bond Fund with that of the Barclays Capital U.S. Intermediate Government/Credit Index and the BofA Merrill Lynch 1-10 Year U.S. Treasury Index.

                       SHORT/INTERMEDIATE-TERM BOND FUND

                                                        Average Annual Total Returns
                                                   for the Periods Ending December 31, 2010
                                                  ------------------------------------------
                                          SIX                                      SINCE
                                         MONTHS   1 YEAR   5 YEARS   10 YEARS   INCEPTION(1)
                                         ------   ------   -------   --------   ------------
Short/Intermediate-Term Bond Fund
-- Institutional Shares                   1.59%    6.08%    6.11%      5.58%         NA
-- A Shares (with sales charge)(2)       -0.58%    3.75%    5.42%        NA        4.23%
-- A Shares at NAV                        1.47%    5.84%    5.85%        NA        4.53%
Barclays Capital U.S. Intermediate
   Government/Credit Index                1.27%    5.89%    5.53%      5.51%       4.64%
BofA Merrill Lynch 1-10 Year
   U.S. Treasury Index                    0.50%    5.22%    5.42%      4.97%       4.37%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.58%, A SHARES - 0.83%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD OCTOBER 7, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD OCTOBER 31, 2003 THROUGH DECEMBER 31, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON BROAD MARKET BOND FUND

     The Institutional Shares of the Broad Market Bond Fund (the "Fund") performed well over the six-month period ended December 31, 2010 with a total return of 1.49%. The total return exceeded the return for the benchmark Barclays Capital U.S. Government/Credit Index which had a total return of 1.05% over the same period. The Fund performed well against its Lipper Intermediate Investment Grade Debt Funds universe over the longer term periods but lagged its peer group for the one-year period ended December 31, 2010. The Fund placed in the 70th percentile out of 567 funds for the one-year period, in the 29th percentile out of 482 funds for the 3-year period, in the 23rd percentile out of 390 funds for the 5-year period, and in the 27th percentile out of 257 funds for the 10-year period, based on total returns as of December 31, 2010.

     The Fund remained mostly duration neutral versus the benchmark throughout the third quarter of 2010. We continued to adjust our positioning on the yield curve in order to benefit from the steep Treasury and Credit curves. The intermediate part of the Treasury curve, primarily three to seven years, was targeted due to the steepness of the curve and roll down potential. Corporate bonds were added to the portfolios as we continue to believe credit offers relative value versus other spread sectors. Positions were added to the energy sector, taking advantage of materially wider spreads following the oil spill in the Gulf of Mexico. Within credit, we continue to opportunistically add new positions through the new issue market. The focus has been on strong industrial companies with strong balance sheets and limited funding requirements. The new issue market for corporate bonds was limited during July and August due to the volatility in overseas markets. However, issuance picked up significantly as markets stabilized during September. The Fund looked to take advantage of new issuance from companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals.

     With short-term rates anchored by a near 0% Federal Funds rate, the Fund increased its exposure to the intermediate part of the yield curve. Additionally, we added several floating rate note positions. Although we expect short-term rates to remain low for an extended period of time, we believe floating rate securities offer the Fund good protection against rising interest rates.

     The Fund's duration was shortened modestly during the fourth quarter and we remained leery of extending duration beyond our benchmark index. Purchases were focused on the three to five year segment of the curve. We continued to maintain our overweight position to corporate bonds during the quarter. The new issue market was very active, resulting in a good opportunity to add new names to the Fund's portfolio at attractive spreads. In particular we focused on strong industrials with good cash flows. The Fund looked to take advantage of new issuance from companies with very little existing debt outstanding, no direct exposure to troubled European economies, and solid fundamentals. However, we did increase the Fund's exposure to high quality financials as fundamentals continue to improve and valuations remain attractive.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The following performance table compares the performance of the Broad Market Bond Fund with that of the Barclays Capital U.S. Government/Credit Index and the BofA Merrill Lynch U.S. Treasury Master Index.

                             BROAD MARKET BOND FUND

                                                         Average Annual Total Returns
                                                for the Periods Ending December 31, 2010
                                              -----------------------------------------------
                                      SIX                                           SINCE
                                     MONTHS    1 YEAR     5 YEARS     10 YEARS    INCEPTION(1)
                                     ------   ---------   --------   ---------   -------------
Broad Market Bond Fund
-- Institutional Shares                1.49%    6.87%       6.29%       5.88%          NA
-- A Shares (with sales charge)(2)    -0.67%    4.51%       5.61%         NA         5.64%
-- A Shares at NAV                     1.36%    6.60%       6.04%         NA         6.07%
Barclays Capital U.S.
  Government/Credit Index              1.05%    6.59%       5.56%       5.83%        5.56%
BofA Merrill Lynch U.S.
  Treasury Master Index                0.00%    5.88%       5.50%       5.41%        5.50%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.72%, A SHARES - 0.97%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MUNICIPAL BOND FUND

     The Wilmington Municipal Bond Fund (the "Fund") seeks a high level of income exempt from federal income tax, consistent with the preservation of capital. The basic investment strategy is to identify and purchase the undervalued sectors of the municipal market. The Fund will normally be fully invested with an average maturity in the 2 to 8 year range.

     On December 31, 2010, the Fund had an average effective maturity of 5.63 years, an effective, option adjusted duration of 5.77 years, and an average coupon of 4.89%, versus the target Barclays Capital U.S. Short/Intermediate Municipal Index, which had an average effective maturity of 4.95 years, a duration of 3.95 years, and an average coupon of 4.95%.

     Performance of the Fund's Institutional Shares for the semi-annual period ending December 31, 2010 was 0.96%, versus a 0.57% return for the Barclays Capital U.S. Short/Intermediate Municipal Index, and -0.29% for its Lipper Intermediate Municipal Debt Funds peer group. The Fund has performed very well against its Lipper peer group placing in the 1st percentile out of 148 funds for the one-year period, in the 11th percentile out of 136 funds for the 3-year period, in the 8th percentile out of 125 funds for the 5-year period, and in the 43rd percentile out of 74 funds for the 10-year period, based on total returns as of December 31, 2010.

     Much like the semi-annual period one year ago, the municipal market had dramatically different quarters for six-month period ended December 31, 2010. The 3rd quarter was very strong, with investors continuing to reach for yield--both by going further out in maturities and by reaching further down the credit spectrum. From 6/30/10 to 9/30/10, yields on 10-year high grade municipals declined by over 40 basis points to end the period at 2.38%. Yields on shorter maturities also declined but to a lesser degree. This type of movement in yields is called a flattener--the difference in yields between short and long maturities "flattened" over the course of the quarter. With short-term yields so low, investors looked to increase their incomes by buying longer and longer maturities, driving the longer yields down.

                              (PERFORMANCE GRAPH)

              AAA GO      AAA GO       AAA GO
YRS TO MAT   6/30/2010   9/30/2010   12/31/2010
----------   ---------   ---------   ----------
     1          0.30        0.30        0.37
     2          0.50        0.47        0.62
     3          0.82        0.65        0.95
     4          1.18        0.89        1.34
     5          1.56        1.17        1.63
     6          1.96        1.46        1.92
     7          2.23        1.74        2.31
     8          2.42        1.99        2.62
     9          2.62         2.2         2.9
    10          2.79        2.38        3.16
    11          2.92        2.53        3.33
    12          3.04        2.64        3.47
    13          3.16        2.71        3.61
    14          3.27        2.79        3.75
    15          3.37        2.87        3.88
    16          3.46        2.95        4.01
    17          3.54        3.03        4.11
    18          3.61        3.11        4.21
    19          3.68         3.2         4.3
    20          3.75        3.29        4.39
    21          3.82        3.38        4.48
    22          3.87        3.46        4.56
    23          3.92        3.54        4.62
    24          3.95        3.59        4.65
    25          3.97        3.62        4.66
    26          3.98        3.65        4.66
    27          3.99        3.67        4.67
    28          4.00        3.68        4.67
    29          4.01        3.69        4.68
    30          4.02         3.7        4.68

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     Likewise, yields for A and BBB rated bonds declined more during the third quarter than did the yields for AAA and AA rated bonds. For example, on 6/30/10, the yield difference between a BBB and AAA rated bond with a 10-year maturity was over 200 basis points. (BBB rated bonds will trade with a greater yield than bonds rated AAA to compensate for the additional credit risk.) By the end of the 3rd quarter, that yield difference was down to 175 basis points. Again, investors hungry to increase the income generated by their municipal bond investments stepped down in credit quality. That increased demand flattened the credit curve as well.

     That pattern reversed course during the 4th quarter--impacting both the yield curve and the credit curve. As a result, the fourth quarter was one of the worst in over a decade for municipal bonds. Not only were fixed income rates up overall (Treasury and Corporate markets also suffered difficult markets), but the long maturity portion of the tax-exempt market was additionally pressured by technical factors specific to our market. One of the biggest factors was the result of inaction out of Washington DC on reauthorization of the Build America Bonds (BAB's) program. This program allows issuers to issue bonds as taxable securities (attracting non-traditional buyers such as pension funds and foundations) and the municipality is reimbursed 35% of the interest cost by the Federal government. It has been actively used by issuers and the ability to use the BAB's program for new issues expired on 12/31/2010. As a result of the uncertainties, issuers rushed to market during the 4th quarter, particularly in November and December, with BAB's issues--which often came to market in combination with tax-exempt bonds. Total volume of municipal issuance (including both taxable and tax-exempt) in the 4th quarter was $132.5 billion, up approximately 1/3 over the average volume for the first 3 quarters of the year. The uncertainty also had an impact on the attitude of buyers of long-term (primarily 20 to 30-year maturities) bonds. If the program does not get renewed, virtually all of the long-term new issues in 2011 would be tax-exempt--and the tax-exempt market would have to absorb the entire 2011 long-term issuance.

     Buyers also seemed to be influenced by the multitude of negative headlines surrounding the municipal market. The municipal market is in the midst of severe financial challenges, some brought on by the depth of the recession--and slow/weak to date recovery--and some brought on by a lack of fiscal responsibility on the part of state and local officials. Demonstrating the lack of confidence that buyers have in the municipal market--whether due to the fear of higher interest rates in general, uncertainty of BAB's, or the all too well publicized weakened condition of municipal finances--the net flow of funds out of tax-exempt municipal bond funds has set records. Beginning in mid-November and lasting right through year-end, these flows turned dramatically negative. To give perspective, during the summer months, the weekly average of flows (not including tax-exempt money market funds) was over $1 billion into funds. Over the last 6 weeks of the year, that average was approximately $2.5 billion out of funds.

     The "flattening" during the 1st three months of the semi-annual period evaporated in this reversal. Credit spreads widened back out to near 200 basis points and the yield difference along the maturity curve widened as well. For example, the spread between 2 and 10-year high grade bonds was as narrow as 191 basis points on 9/30, and widened out beyond 250 basis points by the end of the year. Performance within the Fund reflected these two very different markets. Recall that our benchmark, the Barclays Capital Short/Intermediate Municipal Bond Index has an effective duration shorter than that of the Fund, where the duration of the Fund is closer to the average duration for the funds in our Lipper peer group. The Fund outperformed the benchmark handily during the 3rd quarter, only to give away some of that advantage during the 4th quarter. Reviewing the performance of the Fund within its peer group, we had a yield advantage--provided as much by bond structure as by credit positions--which generated positive results for the Fund in both the flattening of the third quarter and the widening in the third quarter.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The following performance table compares the performance of the Municipal Bond Fund with that of the Barclays Capital U.S. Short/Intermediate Municipal Index.

                               MUNICIPAL BOND FUND

                                                         Average Annual Total Returns
                                                for the Periods Ending December 31, 2010
                                              ------------------------------------------------
                                      SIX                                           SINCE
                                     MONTHS    1 YEAR     5 YEARS     10 YEARS    INCEPTION(1)
                                     ------   ---------   --------   ---------   -------------
Municipal Bond Fund
-- Institutional Shares                0.96%    4.75%       4.25%      4.06%           NA
-- A Shares (with sales charge)(2)    -1.19%    2.36%       3.59%        NA          3.63%
-- A Shares at NAV                     0.83%    4.49%       4.01%        NA          4.05%
Barclays Capital U.S.
   Short/Intermediate
   Municipal Index                     0.57%    3.05%       4.56%       4.50%        4.56%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 0.61%, A SHARES - 0.86%

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT HAVE BEEN IN EXISTENCE FOR MORE THAN TEN YEARS. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 2010. THE SINCE INCEPTION RETURNS PROVIDED FOR THE INDEX ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 2.00% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010, AS RESTATED JANUARY 18, 2011.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Fixed Income Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 28, 2011

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE WILMINGTON FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS OR SUMMARY PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEBSITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE OF THIS LETTER AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2010 to December 31, 2010).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

     - ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

FOR THE PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLES

                                                    BEGINNING    ENDING                  EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                      7/1/10    12/31/10      RATIO       PERIOD*
                                                    ---------   ---------   ----------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............................   $1,000.00   $1,015.90      0.58%      $2.95
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,022.25      0.58        2.96
SHORT/INTERMEDIATE-TERM BOND FUND
-- A SHARES
Actual Fund Return ..............................   $1,000.00   $1,014.70      0.83%      $4.21
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,020.97      0.83        4.24
BROAD MARKET BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............................   $1,000.00   $1,014.90      0.74%      $3.76
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,021.43      0.74        3.78
BROAD MARKET BOND FUND
-- A SHARES
Actual Fund Return ..............................   $1,000.00   $1,013.60      1.00%      $5.08
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,020.11      1.00        5.10
MUNICIPAL BOND FUND
-- INSTITUTIONAL SHARES
Actual Fund Return ..............................   $1,000.00   $1,009.60      0.58%      $2.94
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,022.25      0.58        2.96
MUNICIPAL BOND FUND
-- A SHARES
Actual Fund Return ..............................   $1,000.00   $1,008.30      0.83%      $4.20
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,020.97      0.83        4.24

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Fixed Income Funds as a percentage of their total investments, excluding short-term investments held as collateral for loaned securities.

SHORT/INTERMEDIATE-TERM BOND FUND

Sector
------
Corporate Bonds .................................    58.8%
U.S. Treasury Obligations .......................    20.7%
U.S. Agency Obligations .........................    14.7%
Mortgage-Backed Securities ......................     2.2%
Municipal Bonds .................................     0.8%
Short-Term Investments ..........................     2.8%
                                                    -----
                                                    100.0%
                                                    =====

Quality(1)
----------
Treasury ........................................    20.7%
Agency ..........................................    14.7%
AAA .............................................     5.0%
AA ..............................................     7.5%
A ...............................................    19.8%
BBB .............................................    28.9%
BB ..............................................     2.7%
B ...............................................     0.7%
                                                    -----
                                                    100.0%
                                                    =====

BROAD MARKET BOND FUND

Sector
-------
Corporate Bonds .................................    66.2%
U.S. Treasury Obligations .......................    16.3%
U.S. Agency Obligations .........................    12.2%
Mortgage-Backed Securities ......................     3.1%
Municipal Bonds .................................     1.0%
Preferred Stock .................................     0.5%
Short-Term Investments ..........................     0.7%
                                                    ------
                                                    100.0%
                                                    =====

Quality(1)
----------
Treasury ........................................    16.3%
Agency ..........................................    12.2%
AAA .............................................     3.8%
AA ..............................................     6.7%
A ...............................................    20.7%
BBB .............................................    35.6%
BB ..............................................     3.6%
B ...............................................     0.6%
Other ...........................................     0.5%
                                                    ------
                                                    100.0%
                                                    =====

(1)  Ratings shown are unaudited.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED) -- CONTINUED

MUNICIPAL BOND FUND

States
------
Municipal Bonds
   California ...................................    20.9%
   Texas ........................................    11.1%
   Illinois .....................................     9.3%
   Alabama ......................................     7.8%
   Pennsylvania .................................     6.8%
   Indiana ......................................     6.6%
   Washington ...................................     5.5%
   New Jersey ...................................     3.6%
   Ohio .........................................     3.5%
   New York .....................................     3.2%
   Colorado .....................................     3.1%
   Other ........................................    17.2%
Short-Term Investments ..........................     1.4%
                                                    -----
                                                    100.0%
                                                    =====

Quality(1)
----------
AAA .............................................     4.6%
AA ..............................................    23.3%
A ...............................................    48.2%
BBB .............................................    21.3%
Other ...........................................     2.6%
                                                    ------
                                                    100.0%
                                                    =====

(1)  Ratings shown are unaudited.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- 58.5%
   CONSUMER DISCRETIONARY -- 6.3%
      Anheuser-Busch InBev Worldwide, Inc.,
         2.50%, 03/26/13 .................................     Baa2, BBB+    $  1,200,000   $     1,227,967
      Anheuser-Busch InBev Worldwide, Inc. 144A,
         7.75%, 01/15/19@ ................................     Baa2, BBB+       2,000,000         2,488,696
      Church & Dwight Co., Inc., 3.35%, 12/15/15 .........     Baa3, BBB-         730,000           732,303
      Comcast Cable Communications Holdings, Inc.,
         8.38%, 03/15/13 .................................     Baa2, BBB+       1,765,000         2,008,388
      Comcast Corp., 5.70%, 07/01/19 .....................     Baa2, BBB+       1,100,000         1,202,583
      NBC Universal, Inc. 144A, 3.65%, 04/30/15@ .........     Baa2, BBB+       1,000,000         1,025,695
      Royal Caribbean Cruises Ltd., 7.00%, 06/15/13 ......      Ba1, BB-        1,200,000         1,269,000
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 .................................      Baa2, BBB       1,185,000         1,331,814
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 .................................      Baa2, BBB         175,000           219,734
                                                                                            ---------------
                                                                                                 11,506,180
                                                                                            ---------------
   CONSUMER STAPLES -- 3.2%
      Campbell Soup Co., 3.05%, 07/15/17 .................        A2, A         2,000,000         2,009,160
      Grupo Bimbo S.A.B. De CV 144A,
         4.88%, 06/30/20@ ................................      Baa2, BBB         750,000           752,935
      Kraft Foods, Inc., 5.25%, 10/01/13 .................      Baa2, BBB         750,000           819,901
      Kraft Foods, Inc., 6.13%, 02/01/18 .................      Baa2, BBB         800,000           913,836
      Sara Lee Corp., 2.75%, 09/15/15 ....................      Baa1, BBB       1,425,000         1,411,179
                                                                                            ---------------
                                                                                                  5,907,011
                                                                                            ---------------
   ENERGY -- 9.4%
      Chesapeake Energy Corp., 9.50%, 02/15/15 ...........       Ba3, BB          625,000           704,687
      ConocoPhillips, 9.38%, 02/15/11 ....................        A1, A           750,000           757,588
      Consol Energy, Inc. 144A, 8.00%, 04/01/17@ .........       B1, BB           625,000           665,625
      Duke Energy Corp., 6.30%, 02/01/14 .................      Baa2, A-        1,620,000         1,804,429
      Kinder Morgan Energy Partners LP,
         7.13%, 03/15/12 .................................      Baa2, BBB       2,250,000         2,400,286
      Marathon Oil Corp., 6.00%, 10/01/17 ................     Baa1, BBB+       1,000,000         1,135,761
      Shell International Finance BV, 4.00%, 03/21/14 ....       Aa1, AA        2,000,000         2,128,194
      Sunoco, Inc., 9.63%, 04/15/15 ......................     Baa3, BBB-       1,200,000         1,422,244
      Total Capital SA, 3.00%, 06/24/15 ..................       Aa1, AA        2,225,000         2,271,663
      Transocean, Inc., 5.25%, 03/15/13 ..................      Baa3, BBB         750,000           790,700
      Transocean, Inc., 4.95%, 11/15/15 ..................      Baa3, BBB       1,000,000         1,033,462
      Valero Energy Corp., 4.75%, 04/01/14 ...............      Baa3, BBB       1,845,000         1,944,088
      Weatherford International Ltd., 5.15%, 03/15/13 ....      Baa2, BBB          10,000            10,607
                                                                                            ---------------
                                                                                                 17,069,334
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- (CONTINUED)
   FINANCIALS -- 19.4%
      AMB Property LP, 4.50%, 08/15/17 ...................     Baa1, BBB     $    750,000   $       749,963
      American Express Centurion Bank,
         5.95%, 06/12/17 .................................      A2, BBB+          770,000           857,839
      American Express Co., 4.88%, 07/15/13 ..............      A3, BBB+        1,500,000         1,603,506
      American Honda Finance Corp. 144A,
         4.63%, 04/02/13@ ................................       A1, A+         1,500,000         1,597,982
      Bank of America Corp., 5.25%, 12/01/15 .............       A3, A-         1,000,000         1,016,851
      Bank One Corp., 8.00%, 04/29/27 ....................       Aa3, A           265,000           326,251
      Blackrock, Inc., 5.00%, 12/10/19 ...................       A1, A+         1,400,000         1,461,909
      BP Capital Markets PLC, 5.25%, 11/07/13 ............       Aa1, A         1,800,000         1,949,423
      Caterpillar Financial Services Corp.,
         1.55%, 12/20/13 .................................       A2, A          2,000,000         2,001,894
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11 ........       B3, B+         1,350,000         1,395,287
      General Electric Capital Corp., 1.18%, 05/22/13++ ..      Aa2, AA+        1,125,000         1,128,830
      General Electric Capital Corp., 3.75%, 11/14/14 ....      Aa2, AA+        1,000,000         1,033,719
      General Electric Capital Corp., 5.63%, 05/01/18 ....      Aa2, AA+        1,000,000         1,090,514
      Hartford Finance Services Group, Inc.,
         6.30%, 03/15/18 .................................     Baa3, BBB          750,000           798,687
      John Deere Capital Corp., 4.90%, 09/09/13 ..........       A2, A            900,000           981,313
      JPMorgan Chase & Co., 4.65%, 06/01/14 ..............      Aa3, A+         1,250,000         1,334,236
      MetLife, Inc., 5.00%, 06/15/15 .....................      A2, AA-           730,000           790,594
      Morgan Stanley, 4.75%, 04/01/14 ....................       A1, A-         1,750,000         1,792,047
      PNC Funding Corp., 0.49%, 01/31/14++ ...............       A3, A          1,500,000         1,477,545
      PNC Funding Corp., 5.40%, 06/10/14 .................       A3, A          1,500,000         1,644,298
      Prudential Financial, Inc., 3.88%, 01/14/15 ........      Baa2, A         1,200,000         1,238,014
      Simon Property Group LP, 5.75%, 12/01/15 ...........       A3, A-         1,000,000         1,110,990
      Textron Financial Corp., 5.13%, 02/03/11 ...........     Baa3, BB+        1,550,000         1,554,204
      The Bank of New York Mellon Corp.,
         4.95%, 11/01/12 .................................      Aa2, AA-          900,000           965,642
      The Goldman Sachs Group, Inc.,
         0.69%, 07/22/15++,(1) ...........................       A1, A          1,250,000         1,197,666
      The Goldman Sachs Group, Inc.,
         3.70%, 08/01/15 .................................       A1, A          1,400,000         1,426,477
      Wachovia Corp., 7.57%, 08/01/26++ ..................       A1, A+           175,000           199,902
      Wells Fargo & Co., 5.13%, 09/01/12 .................      Aa2, AA           348,000           367,565
      Wells Fargo Financial, Inc., 5.50%, 08/01/12 .......      Aa1, AA-          615,000           656,132
      Westpac Banking Corp., 4.88%, 11/19/19 .............      Aa1, AA         1,500,000         1,576,208
                                                                                            ---------------
                                                                                                 35,325,488
                                                                                            ---------------
   HEALTH CARE -- 0.3%
      United Health Group, Inc., 6.00%, 06/15/17 .........       NR, A-           500,000           557,605
                                                                                            ---------------
                                                                                                    557,605
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- (CONTINUED)
   INDUSTRIALS -- 6.7%
      Allied Waste North America, Inc.,
         6.88%, 06/01/17 .................................       B1, BBB     $    600,000   $       660,000
      CSX Corp., 7.90%, 05/01/17 .........................     Baa3, BBB-         685,000           833,825
      GATX Corp., 8.75%, 05/15/14 ........................      Baa1, BBB       1,250,000         1,450,305
      General Electric Co., 5.00%, 02/01/13 ..............      Aa2, AA+          875,000           935,352
      Ingersoll-Rand Co., 6.00%, 08/15/13 ................     Baa1, BBB+       1,000,000         1,105,812
      Ingersoll-Rand Co., 6.02%, 02/15/28 ................     Baa1, BBB+       2,015,000         2,173,020
      L-3 Communication Corp., 4.75%, 07/15/20 ...........     Baa3, BBB-       1,250,000         1,228,101
      Textron, Inc., 6.20%, 03/15/15 .....................     Baa3, BBB-       1,500,000         1,636,601
      The Boeing Co., 5.00%, 03/15/14 ....................        A2, A           950,000         1,042,129
      Tyco Electronics Group SA, 6.00%, 10/01/12 .........      Baa2, BBB       1,150,000         1,236,442
                                                                                            ---------------
                                                                                                 12,301,587
                                                                                            ---------------
   INFORMATION TECHNOLOGY -- 0.5%
      Cisco Systems, Inc., 5.50%, 02/22/16 ...............       A1, A+           800,000           912,891
                                                                                            ---------------
                                                                                                    912,891
                                                                                            ---------------
   MATERIALS -- 2.6%
      Alcoa, Inc., 6.00%, 07/15/13 .......................     Baa3, BBB-       1,251,000         1,376,618
      Alcoa, Inc., 5.72%, 02/23/19 .......................     Baa3, BBB-       1,100,000         1,115,612
      The Dow Chemical Co., 5.90%, 02/15/15 ..............     Baa3, BBB-       2,000,000         2,214,388
                                                                                            ---------------
                                                                                                  4,706,618
                                                                                            ---------------
   TELECOMMUNICATION SERVICES -- 4.2%
      AT&T, Inc., 5.10%, 09/15/14 ........................        A2, A           875,000           957,335
      Qwest Corp., 8.88%, 03/15/12 .......................      Ba1, BBB-       1,250,000         1,351,563
      Verizon Communications, Inc., 5.50%, 02/15/18 ......        A3, A         1,000,000         1,098,942
      Verizon New Jersey, Inc., 5.88%, 01/17/12 ..........       Baa1, A        1,200,000         1,256,569
      Verizon Wireless Capital LLC, 5.25%, 02/01/12 ......        A2, A           750,000           784,994
      Viacom, Inc., 4.38%, 09/15/14 ......................     Baa1, BBB+       2,000,000         2,129,240
                                                                                            ---------------
                                                                                                  7,578,643
                                                                                            ---------------
   UTILITIES -- 5.9%
      CMS Energy Corp., 6.55%, 07/17/17 ..................      Ba1, BB+          625,000           664,466
      Exelon Generation Co. LLC, 6.20%, 10/01/17 .........       A3, BBB        1,500,000         1,678,763
      Florida Power & Light Co., 5.55%, 11/01/17 .........       Aa3, A-          500,000           566,468
      Illinois Power Co., 9.75%, 11/15/18 ................      Baa1, BBB       1,800,000         2,308,918
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27 .......      A2, BBB+          440,000           489,324
      PECO Energy Corp., 4.75%, 10/01/12 .................       A2, A-         2,000,000         2,129,370
      Southern California Edison Corp., 5.00%, 01/15/16 ..        A2, A           654,000           724,888
      The Detroit Edison Co., 5.60%, 06/15/18 ............      Baa1, BBB         950,000         1,027,751
      UIL Holdings Corp., 4.63%, 10/01/20 ................     Baa3, BBB-       1,250,000         1,183,651
                                                                                            ---------------
                                                                                                 10,773,599
                                                                                            ---------------
      TOTAL CORPORATE BONDS (COST $101,825,759) ..........                                      106,638,956
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- 0.8%
      New Jersey Economic Dev. Auth.,
         1.30%, 06/15/13++ ...............................      Aa3, AA-     $  1,500,000   $     1,503,060
                                                                                            ---------------
      TOTAL MUNICIPAL BONDS (COST $1,500,000) ............                                        1,503,060
                                                                                            ---------------
MORTGAGE-BACKED SECURITIES -- 2.2%
      Federal Home Loan Mortgage Corporation Notes, Pool
         E00530,
         6.00%, 01/01/13 .................................                         12,652            13,703
      Federal Home Loan Mortgage Corporation Notes, Pool
         B19228,
         4.50%, 04/01/20 .................................                        213,832           225,459
      Federal Home Loan Mortgage Corporation Notes, 3159
         PB,
         6.00%, 01/15/29 .................................                        176,368           176,332
      Federal Home Loan Mortgage Corporation Notes, Pool
         G01625,
         5.00%, 11/01/33 .................................                        304,338           321,279
      Federal Home Loan Mortgage Corporation Notes, 2751
         VT,
         6.00%, 02/15/34 .................................                          7,633             7,773
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08097,
         6.50%, 11/01/35 .................................                        134,626           149,903
      Federal Home Loan Mortgage Corporation Notes, Pool
         G02390,
         6.00%, 09/01/36 .................................                        183,732           199,681
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08193,
         6.00%, 04/01/37 .................................                        392,971           426,100
      Federal National Mortgage Association Notes, Pool
         629603,
         5.50%, 02/01/17 .................................                         95,162           102,493
      Federal National Mortgage Association Notes, Pool
         254833,
         4.50%, 08/01/18 .................................                        102,563           108,653
      Federal National Mortgage Association Notes, Pool
         688996,
         8.00%, 11/01/24 .................................                         27,354            31,566
      Federal National Mortgage Association Notes, Pool
         256639,
         5.00%, 02/01/27 .................................                        370,702           390,104
      Federal National Mortgage Association Notes, Pool
         256752,
         6.00%, 06/01/27 .................................                        209,336           227,661
      Federal National Mortgage Association Notes, Pool
         257007,
         6.00%, 12/01/27 .................................                        431,513           469,288
      Federal National Mortgage Association Notes, Pool
         612514,
         2.59%, 05/01/33++ ...............................                        131,369           137,450
      Federal National Mortgage Association Notes, 2005-29
         WC,
         4.75%, 04/25/35 .................................                        297,547           316,852
      Federal National Mortgage Association Notes, 2005-97
         LB,
         5.00%, 11/25/35 .................................                        488,554           496,712
      Federal National Mortgage Association Notes, Pool
         745412,
         5.50%, 12/01/35 .................................                        211,779           226,687
                                                                                            ---------------
      TOTAL MORTGAGE-BACKED SECURITIES (COST $3,769,790)..                                        4,027,696
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL       FAIR VALUE
                                                                                AMOUNT          (NOTE 2)
                                                                             ------------   ---------------
U.S. AGENCY OBLIGATIONS -- 14.6%
   FEDERAL HOME LOAN BANKS NOTES -- 3.8%
      Federal Home Loan Banks Notes, 4.50%, 09/16/13(1) ..                   $  1,200,000   $     1,310,352
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) ..                      2,000,000         2,287,874
      Federal Home Loan Banks Notes, 4.88%, 05/17/17(1) ..                      3,000,000         3,381,906
                                                                                            ---------------
                                                                                                  6,980,132
                                                                                            ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 4.9%
      Federal Home Loan Mortgage Corporation Notes,
         4.38%, 07/17/15(1) ..............................                      1,315,000         1,450,470
      Federal Home Loan Mortgage Corporation Notes,
         5.25%, 04/18/16 .................................                      6,500,000         7,435,239
                                                                                            ---------------
                                                                                                  8,885,709
                                                                                            ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 5.9%
      Federal National Mortgage Association Notes, 5.00%,
         10/15/11 ........................................                      1,250,000         1,295,115
      Federal National Mortgage Association Notes, 1.00%,
         11/23/11 ........................................                      1,500,000         1,508,519
      Federal National Mortgage Association Notes, 1.80%,
         03/15/13 ........................................                      2,000,000         2,004,964
      Federal National Mortgage Association Notes, 4.13%,
         04/15/14 ........................................                      3,985,000         4,346,133
      Federal National Mortgage Association Notes, 5.00%,
         05/11/17 ........................................                      1,500,000         1,682,026
                                                                                            ---------------
                                                                                                 10,836,757
                                                                                            ---------------
      TOTAL U.S. AGENCY OBLIGATIONS (COST $24,605,155) ...                                       26,702,598
                                                                                            ---------------
U.S. TREASURY NOTES -- 20.5%
      U.S. Treasury Notes, 1.50%, 07/15/12 ...............                      1,500,000         1,524,903
      U.S. Treasury Notes, 4.25%, 11/15/14 ...............                      1,300,000         1,437,211
      U.S. Treasury Notes, 4.13%, 05/15/15 ...............                      2,420,000         2,664,836
      U.S. Treasury Notes, 4.25%, 08/15/15 ...............                      2,000,000         2,214,532
      U.S. Treasury Notes, 4.50%, 02/15/16 ...............                      2,000,000         2,239,532
      U.S. Treasury Notes, 2.63%, 04/30/16 ...............                      6,000,000         6,142,032
      U.S. Treasury Notes, 4.75%, 08/15/17 ...............                      9,000,000        10,205,856
      U.S. Treasury Notes, 4.25%, 11/15/17 ...............                      3,000,000         3,307,266
      U.S. Treasury Notes, 4.00%, 08/15/18 ...............                      2,000,000         2,167,344
      U.S. Treasury Notes, 2.75%, 02/15/19 ...............                        500,000           493,555
      U.S. Treasury Notes, 3.13%, 05/15/19 ...............                      2,000,000         2,021,094
      U.S. Treasury Notes, 3.63%, 02/15/20 ...............                      1,500,000         1,556,718
      U.S. Treasury Notes, 3.50%, 05/15/20 ...............                      1,400,000         1,434,132
                                                                                            ---------------
      TOTAL U.S. TREASURY NOTES (COST $36,200,293) .......                                       37,409,011
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
SHORT/INTERMEDIATE-TERM BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                               FAIR VALUE
                                                                                SHARES          (NOTE 2)
                                                                             ------------   ---------------
SHORT-TERM INVESTMENTS -- 2.8%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series ............................                      2,558,237   $     2,558,237
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series ............................                      2,558,236         2,558,236
                                                                                            ---------------
      TOTAL SHORT-TERM INVESTMENTS (COST $5,116,473) .....                                        5,116,473
                                                                                            ---------------
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 2.6%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Shares ............................                      2,352,274         2,352,274
      Institutional Money Market Trust ...................                      2,381,851         2,381,851
                                                                                            ---------------
      TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
         (Cost $4,734,125)(4) ............................                                        4,734,125
                                                                                            ---------------
TOTAL INVESTMENTS -- 102.0% (COST $177,751,595)(2),(3) ...                                  $   186,131,919
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.0)% ..........                                       (3,686,141)
                                                                                            ---------------
NET ASSETS -- 100.0% .....................................                                  $   182,445,778
                                                                                            ===============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating or Step Rate Note. Variable or Floating or Step Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At December 31, 2010, the market value of securities on loan for the Short/Intermediate Bond Fund was $4,589,704.

(3) The cost for Federal income tax purposes is $177,751,595. At December 31, 2010, net unrealized appreciation was $8,380,324. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $8,666,365 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $286,041.

(4)  See Note 5 in Notes to Financial Statements.

PLC - Public Limited Company

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                                  LEVEL 2        LEVEL 3
                                                    TOTAL           LEVEL 1     SIGNIFICANT     SIGNIFICANT
                                                   VALUE AT         QUOTED       OBSERVABLE    UNOBSERVABLE
SHORT/INTERMEDIATE-TERM BOND FUND             DECEMBER 31, 2010     PRICES         INPUTS         INPUTS
---------------------------------             -----------------   ----------   -------------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Debt .........................      $106,638,956     $       --    $106,638,956       $--
   Mortgage-Backed Securities .............         4,027,696             --       4,027,696        --
   U.S. Treasury and Agency Obligations ...        64,111,609             --      64,111,609        --
   Municipal Bonds ........................         1,503,060             --       1,503,060        --
   Short-Term Investments .................         9,850,598      7,468,747       2,381,851        --
                                                 ------------     ----------    ------------       ---
      Total ...............................      $186,131,919     $7,468,747    $178,663,172       $--
                                                 ============     ==========    ============       ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- 65.5%
   CONSUMER DISCRETIONARY -- 8.5%
      Anheuser-Busch InBev Worldwide, Inc.,
         2.50%, 03/26/13 .................................     Baa2, BBB+    $    650,000   $       665,149
      Anheuser-Busch InBev Worldwide, Inc.
         144A,
         7.75%, 01/15/19@ ................................     Baa2, BBB+         250,000           311,087
      Anheuser-Busch InBev Worldwide, Inc.
         144A,
         8.20%, 01/15/39@ ................................     Baa2, BBB+         500,000           678,299
      Church & Dwight Co., Inc., 3.35%,
         12/15/15 ........................................     Baa3, BBB-         270,000           270,852
      Comcast Cable Communications
         Holdings, Inc.,
         8.38%, 03/15/13 .................................     Baa2, BBB+         896,000         1,019,556
      Comcast Corp., 5.70%, 07/01/19 .....................     Baa2, BBB+         400,000           437,303
      NBC Universal, Inc. 144A, 3.65%,
         04/30/15@ .......................................     Baa2, BBB+         480,000           492,333
      Royal Caribbean Cruises Ltd., 7.00%,
         06/15/13 ........................................      Ba1, BB-          300,000           317,250
      Time Warner Entertainment Co., LP,
         8.88%, 10/01/12 .................................      Baa2, BBB         300,000           337,168
      Time Warner Entertainment Co., LP,
         8.38%, 03/15/23 .................................      Baa2, BBB         900,000         1,130,058
                                                                                            ---------------
                                                                                                  5,659,055
                                                                                            ---------------
   CONSUMER STAPLES -- 3.0%
      Campbell Soup Co., 3.05%, 07/15/17 .................        A2, A           750,000           753,435
      General Mills, Inc., 5.65%, 02/15/19 ...............     Baa1, BBB+         500,000           556,628
      Grupo Bimbo S.A.B. De CV 144A,
         4.88%, 06/30/20@ ................................      Baa2, BBB         250,000           250,978
      Kraft Foods, Inc., 5.25%, 10/01/13 .................      Baa2, BBB         400,000           437,281
                                                                                            ---------------
                                                                                                  1,998,322
                                                                                            ---------------
   ENERGY -- 9.9%
      Chesapeake Energy Corp., 9.50%,
         02/15/15 ........................................       Ba3, BB          400,000           451,000
      Consol Energy, Inc. 144A, 8.00%, 04/01/17@ .........       B1, BB           625,000           665,625
      Duke Energy Corp., 6.30%, 02/01/14 .................      Baa2, A-          464,000           516,824
      Kinder Morgan Energy Partners LP,
         7.13%, 03/15/12 .................................      Baa2, BBB         500,000           533,397
      Marathon Oil Corp., 6.80%, 03/15/32 ................     Baa1, BBB+       1,200,000         1,382,137
      Shell International Finance BV,
         4.00%, 03/21/14 .................................       Aa1, AA          250,000           266,024
      Sunoco, Inc., 9.63%, 04/15/15 ......................     Baa3, BBB-         550,000           651,862
      Total Capital SA, 3.00%, 06/24/15 ..................       Aa1, AA        1,000,000         1,020,972
      Transocean, Inc., 5.25%, 03/15/13(1) ...............      Baa3, BBB         250,000           263,567
      Valero Energy Corp., 4.75%, 04/01/14 ...............      Baa3, BBB         785,000           827,159
      Weatherford International Ltd.,
         5.15%, 03/15/13 .................................      Baa2, BBB           5,000             5,304
                                                                                            ---------------
                                                                                                  6,583,871
                                                                                            ---------------
   FINANCIALS -- 19.7%
      AMB Property LP, 4.50%, 08/15/17 ...................      Baa1, BBB         250,000           249,988
      American Express Centurion Bank,
         5.95%, 06/12/17 .................................      A2, BBB+          400,000           445,630

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- (CONTINUED)
   FINANCIALS -- (CONTINUED)
      American Express Co., 4.88%, 07/15/13 ..............      A3, BBB+     $    650,000   $       694,853
      American Honda Finance Corp. 144A,
         4.63%, 04/02/13@ ................................       A1, A+           750,000           798,991
      Bank of America Corp., 5.25%, 12/01/15 .............       A3, A-           500,000           508,425
      Bank One Corp., 8.00%, 04/29/27 ....................       Aa3, A           425,000           523,233
      BlackRock, Inc., 5.00%, 12/10/19 ...................       A1, A+           500,000           522,110
      Ford Motor Credit Co., LLC, 7.25%, 10/25/11 ........       B3, B+           400,000           413,418
      General Electric Capital Corp., 3.75%, 11/14/14 ....      Aa2, AA+          200,000           206,744
      General Electric Capital Corp., 5.63%, 05/01/18 ....      Aa2, AA+          300,000           327,154
      Hartford Finance Services Group, Inc.,
         6.30%, 03/15/18 .................................      Baa3, BBB         350,000           372,721
      John Deere Capital Corp., 4.90%, 09/09/13 ..........        A2, A           425,000           463,398
      JPMorgan Chase & Co., 4.65%, 06/01/14 ..............       Aa3, A+          500,000           533,694
      MetLife, Inc., 5.00%, 06/15/15 .....................       A2, AA-          400,000           433,202
      Morgan Stanley, 4.75%, 04/01/14 ....................       A1, A-         1,000,000         1,024,027
      PNC Funding Corp., 0.49%, 01/31/14++ ...............        A3, A           500,000           492,515
      Prudential Financial, Inc., 3.88%, 01/14/15 ........       Baa2, A          500,000           515,839
      Simon Property Group LP, 5.75%, 12/01/15 ...........       A3, A-           500,000           555,495
      Textron Financial Corp., 5.13%, 02/03/11 ...........      Baa3, BB+         625,000           626,695
      The Bank of New York Mellon Corp.,
         4.95%, 11/01/12 .................................      Aa2, AA-          600,000           643,761
      The Goldman Sachs Group, Inc., 0.69%, 07/22/15++ ...        A1, A           500,000           479,067
      The Goldman Sachs Group, Inc., 3.70%, 08/01/15 .....        A1, A           500,000           509,456
      Wachovia Corp., 7.57%, 08/01/26++ ..................       A1, A+           591,000           675,099
      Wells Fargo & Co., 5.13%, 09/01/12 .................       Aa2, AA          700,000           739,355
      Westpac Banking Corp., 4.88%, 11/19/19 .............       Aa1, AA          250,000           262,701
                                                                                            ---------------
                                                                                                 13,017,571
                                                                                            ---------------
   HEALTH CARE -- 0.8%
      Pfizer, Inc., 5.35%, 03/15/15 ......................       Aa2, AA          250,000           281,040
      United Health Group, Inc., 6.00%, 06/15/17 .........      Baa1, A-          250,000           278,802
                                                                                            ---------------
                                                                                                    559,842
                                                                                            ---------------
   INDUSTRIALS -- 10.4%
      Allied Waste North America, Inc.,
         6.88%, 06/01/17 .................................       B1, BBB          300,000           330,000
      CSX Corp., 7.90%, 05/01/17 .........................     Baa3, BBB-       1,414,000         1,721,210
      GATX Corp., 8.75%, 05/15/14 ........................      Baa1, BBB         500,000           580,122
      General Electric Co., 5.00%, 02/01/13 ..............      Aa2, AA+          700,000           748,281
      Honeywell International, Inc., 5.00%, 02/15/19 .....        A2, A           250,000           273,678
      Ingersoll-Rand Co., 6.00%, 08/15/13 ................     Baa1, BBB+         700,000           774,068
      Ingersoll-Rand Co., 6.02%, 02/15/28 ................     Baa1, BBB+         900,000           970,580
      L-3 Communication Corp., 4.75%, 07/15/20 ...........     Baa3, BBB-         500,000           491,241
      Textron, Inc., 6.20%, 03/15/15 .....................     Baa3, BBB-         500,000           545,533
      Tyco Electronics Group SA, 6.00%, 10/01/12 .........      Baa2, BBB         400,000           430,067
                                                                                            ---------------
                                                                                                  6,864,780
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
CORPORATE BONDS -- (CONTINUED)
   INFORMATION TECHNOLOGY -- 2.0%
      Cisco Systems, Inc., 5.50%, 01/15/40 ...............       A1, A+      $    500,000   $       522,336
      Electronic Data Systems LLC, 7.45%, 10/15/29 .......        A2, A           600,000           770,710
                                                                                            ---------------
                                                                                                  1,293,046
                                                                                            ---------------
   MATERIALS -- 2.1%
      Alcoa, Inc., 5.72%, 02/23/19 .......................     Baa3, BBB-         550,000           557,806
      The Dow Chemical Co., 5.90%, 02/15/15 ..............     Baa3, BBB-         750,000           830,396
                                                                                            ---------------
                                                                                                  1,388,202
                                                                                            ---------------
   TELECOMMUNICATION SERVICES -- 3.0%
      AT&T, Inc., 5.10%, 09/15/14 ........................        A2, A           350,000           382,934
      Qwest Corp., 8.88%, 03/15/12 .......................      Ba1, BBB-         500,000           540,625
      Verizon Communications, Inc., 5.50%, 02/15/18 ......        A3, A           250,000           274,735
      Viacom, Inc., 4.38%, 09/15/14 ......................     Baa1, BBB+         750,000           798,465
                                                                                            ---------------
                                                                                                  1,996,759
                                                                                            ---------------
   UTILITIES -- 6.1%
      CMS Energy Corp., 6.55%, 07/17/17 ..................      Ba1, BB+          300,000           318,944
      Exelon Generation Co. LLC, 6.20%, 10/01/17 .........       A3, BBB          650,000           727,464
      Florida Power Corp., 6.35%, 09/15/37 ...............      A2, BBB+          425,000           487,583
      Illinois Power Co., 9.75%, 11/15/18 ................      Baa1, BBB         600,000           769,639
      Oklahoma Gas & Electric Co., 6.65%, 07/15/27 .......      A2, BBB+          565,000           628,337
      PECO Energy Corp., 4.75%, 10/01/12 .................       A2, A-           670,000           713,339
      UIL Holdings Corp., 4.63%, 10/01/20 ................     Baa3, BBB-         400,000           378,768
                                                                                            ---------------
                                                                                                  4,024,074
                                                                                            ---------------
      TOTAL CORPORATE BONDS (COST $40,693,876) ...........                                       43,385,522
                                                                                            ---------------
   MUNICIPAL BONDS -- 1.0%
      New Jersey Economic Dev. Auth.,
         1.30%, 06/15/13++ ...............................      Aa3, AA-          650,000           651,326
                                                                                            ---------------
      TOTAL MUNICIPAL BONDS (COST $650,000) ..............                                          651,326
                                                                                            ---------------
   MORTGAGE-BACKED SECURITIES -- 3.1%
      Federal Home Loan Mortgage Corporation Notes, Pool
         E00530,
         6.00%, 01/01/13 .................................                          7,644             8,279
      Federal Home Loan Mortgage Corporation Notes, 3159
         PB,
         6.00%, 01/15/29 .................................                        112,234           112,211
      Federal Home Loan Mortgage Corporation Notes, Pool
         G01625,
         5.00%, 11/01/33 .................................                        304,338           321,279
      Federal Home Loan Mortgage Corporation Notes, Pool
         G08097,
         6.50%, 11/01/35 .................................                         83,192            92,632

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL       FAIR VALUE
                                                                                AMOUNT          (NOTE 2)
                                                                             ------------   ---------------
MORTGAGE-BACKED SECURITIES -- (CONTINUED)
      Federal Home Loan Mortgage Corporation Notes, Pool
         G02390,
         6.00%, 09/01/36 .................................                   $    104,990   $       114,103
      Federal National Mortgage Association Notes, Pool
         629603,
         5.50%, 02/01/17 .................................                         57,097            61,496
      Federal National Mortgage Association Notes, Pool
         254833,
         4.50%, 08/01/18 .................................                         76,922            81,490
      Federal National Mortgage Association Notes, Pool
         256639,
         5.00%, 02/01/27 .................................                        185,351           195,052
      Federal National Mortgage Association Notes, Pool
         256752,
         6.00%, 06/01/27 .................................                        167,469           182,129
      Federal National Mortgage Association Notes, 2005-29
         WC,
         4.75%, 04/25/35 .................................                        137,330           146,239
      Federal National Mortgage Association Notes, Pool
         838891,
         6.00%, 07/01/35 .................................                        281,319           307,001
      Federal National Mortgage Association Notes, Pool
         745412,
         5.50%, 12/01/35 .................................                        210,098           224,888
      Federal National Mortgage Association Notes, Pool
         256515,
         6.50%, 12/01/36 .................................                        177,055           197,424
                                                                                            ---------------
      TOTAL MORTGAGE-BACKED SECURITIES
         (COST $1,897,425) ...............................                                        2,044,223
                                                                                            ---------------
U.S. AGENCY OBLIGATIONS -- 12.1%
   FEDERAL HOME LOAN BANKS NOTES -- 4.2%
      Federal Home Loan Banks Notes, 5.75%, 05/15/12 .....                        400,000           428,624
      Federal Home Loan Banks Notes, 4.50%, 11/15/12 .....                        500,000           535,625
      Federal Home Loan Banks Notes, 4.50%, 09/16/13(1) ..                        300,000           327,588
      Federal Home Loan Banks Notes, 5.25%, 06/18/14 .....                        800,000           908,046
      Federal Home Loan Banks Notes, 5.50%, 08/13/14(1) ..                        500,000           571,969
                                                                                            ---------------
                                                                                                  2,771,852
                                                                                            ---------------
   FEDERAL HOME LOAN MORTGAGE CORPORATION NOTES -- 0.8%
      Federal Home Loan Mortgage Corporation Notes,
      4.38%, 07/17/15(1) .................................                        500,000           551,510
                                                                                            ---------------
                                                                                                    551,510
                                                                                            ---------------
   FEDERAL NATIONAL MORTGAGE ASSOCIATION NOTES -- 7.1%
      Federal National Mortgage Association Notes, 1.80%,
         03/15/13 ........................................                      1,000,000         1,002,482
      Federal National Mortgage Association Notes, 4.88%,
         12/15/16 ........................................                        800,000           896,844
      Federal National Mortgage Association Notes, 5.00%,
         05/11/17 ........................................                      1,000,000         1,121,351
      Federal National Mortgage Association Notes, 6.25%,
         05/15/29 ........................................                        900,000         1,104,175
      Federal National Mortgage Association Notes, 7.25%,
         05/15/30 ........................................                        400,000           538,631
                                                                                            ---------------
                                                                                                  4,663,483
                                                                                            ---------------
      Total U.S. Agency Obligations (Cost $7,443,456) ....                                        7,986,845
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                               PRINCIPAL       FAIR VALUE
                                                                                AMOUNT          (NOTE 2)
                                                                             ------------   ---------------
U.S. TREASURY OBLIGATIONS -- 16.2%
   U.S. TREASURY BONDS -- 7.9%
      U.S. Treasury Bonds, 7.50%, 11/15/16 ...............                   $    300,000   $       385,570
      U.S. Treasury Bonds, 8.88%, 02/15/19 ...............                      1,130,000         1,625,435
      U.S. Treasury Bonds, 6.00%, 02/15/26 ...............                      1,150,000         1,421,867
      U.S. Treasury Bonds, 6.38%, 08/15/27 ...............                        450,000           579,094
      U.S. Treasury Bonds, 6.25%, 05/15/30 ...............                        500,000           642,656
      U.S. Treasury Bonds, 5.38%, 02/15/31 ...............                        500,000           583,672
                                                                                            ---------------
                                                                                                  5,238,294
                                                                                            ---------------
   U.S. TREASURY NOTES -- 8.3%
      U.S. Treasury Notes, 3.13%, 04/30/13 ...............                        400,000           422,562
      U.S. Treasury Notes, 4.25%, 11/15/13 ...............                        800,000           875,313
      U.S. Treasury Notes, 4.50%, 02/15/16 ...............                        500,000           559,883
      U.S. Treasury Notes, 2.63%, 04/30/16 ...............                      1,000,000         1,023,672
      U.S. Treasury Notes, 4.00%, 08/15/18 ...............                        500,000           541,836
      U.S. Treasury Notes, 3.13%, 05/15/19 ...............                      1,000,000         1,010,547
      U.S. Treasury Notes, 3.63%, 02/15/20 ...............                      1,000,000         1,037,812
                                                                                            ---------------
                                                                                                  5,471,625
                                                                                            ---------------
      TOTAL U.S. TREASURY OBLIGATIONS (COST $9,880,742) ..                                       10,709,919
                                                                                            ---------------

                                                                                SHARES
                                                                             ------------
PREFERRED STOCK -- 0.4%
      Wachovia Capital Trust IX, 6.375% ..................                         12,000           296,160
                                                                                            ---------------
      TOTAL PREFERRED STOCK (COST $300,000) ..............                                          296,160
                                                                                            ---------------
SHORT-TERM INVESTMENTS -- 0.7%
      BlackRock Liquidity Funds TempCash Portfolio -
         Institutional Series ............................                        237,590           237,590
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Series ............................                        237,590           237,590
                                                                                            ---------------
      TOTAL SHORT-TERM INVESTMENTS (COST $475,180) .......                                          475,180
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
BROAD MARKET BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                               FAIR VALUE
                                                                                SHARES          (NOTE 2)
                                                                             ------------   ---------------
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES -- 2.7%
      BlackRock Liquidity Funds TempFund Portfolio -
         Institutional Shares ............................                        891,334   $       891,334
      Institutional Money Market Trust ...................                        902,541           902,541
                                                                                            ---------------
      TOTAL SHORT-TERM INVESTMENTS HELD AS
         COLLATERAL FOR LOANED SECURITIES
         (Cost $1,793,875)(4) ............................                                        1,793,875
                                                                                            ---------------
TOTAL INVESTMENTS -- 101.7% (COST $63,134,554)(2),(3) ....                                  $    67,343,050
LIABILITIES IN EXCESS OF OTHER ASSETS -- (1.7)% ..........                                       (1,103,120)
                                                                                            ---------------
NET ASSETS -- 100.0% .....................................                                  $    66,239,930
                                                                                            ===============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

(1)  Security partially or fully on loan.

(2) At December 31, 2010, the market value of securities on loan for the Broad Market Bond Fund was $1,740,058.

(3) The cost for Federal income tax purposes is $63,134,554. At December 31, 2010, net unrealized appreciation was $4,208,496. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,339,595, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $131,099.

(4)  See Note 5 in Notes to Financial Statements.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                                LEVEL 2        LEVEL 3
                                                   TOTAL           LEVEL 1    SIGNIFICANT    SIGNIFICANT
                                                  VALUE AT         QUOTED      OBSERVABLE   UNOBSERVABLE
BROAD MARKET BOND FUND                       DECEMBER 31, 2010     PRICES        INPUTS        INPUTS
----------------------                       -----------------   ----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Corporate Debt ........................      $43,385,522      $       --   $43,385,522       $--
   Mortgage-Backed Securities ............        2,044,223              --     2,044,223        --
   U.S. Treasury and Agency Obligations ..       18,696,764              --    18,696,764        --
   Municipal Bonds .......................          651,326              --       651,326        --
   Preferred Stocks ......................          296,160         296,160            --        --
   Short-Term Investments ................        2,269,055       1,366,514       902,541        --
                                                -----------      ----------   -----------       ---
      Total ..............................      $67,343,050      $1,662,674   $65,680,376       $--
                                                ===========      ==========   ===========       ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- 98.1%
   ALABAMA -- 7.8%
      Alabama 21st Century Auth., 5.75%, 12/01/19 ........     Baa1, A-      $    750,000   $       764,857
      Alabama 21st Century Auth. Tobacco Settlement
         Rev. Bonds, 5.75%, 12/01/17 .....................     Baa1, A-           465,000           475,839
      Alabama Housing Fin. Auth. Single Family Mtge.
         Rev. Bonds, Ser. A-1, (GNMA/FNMA),
         5.00%, 10/01/14 .................................      Aaa, NR            70,000            70,285
      Alabama State Brd. of Educ. Calhoun Community
         College Rev. Bonds, (AMBAC),
         5.00%, 05/01/15 .................................      A1, NR            500,000           536,400
      Birmingham, AL Airport Auth. Rev. Bond
         Ref. - AMT, (AMBAC), 5.00%, 07/01/12(2) .........      A3, NR          2,370,000         2,440,958
      East Alabama Health Care Auth. Ser. A,
         5.25%, 09/01/36++ ...............................       NR, A            200,000           199,362
      Jefferson Cnty., AL Sewer Rev. Bonds,
         5.25%, 02/01/12 .................................     Aa3, AAA           200,000           198,068
      Jefferson Cnty., AL Ltd. Oblig. Rev. Bonds, Ser. A,
         5.25%, 01/01/13 .................................      B3, BBB           100,000            98,631
      Jefferson Cnty., AL Ltd. Oblig. Rev. Bonds, Ser. A,
         5.25%, 01/01/15 .................................      B3, BBB            25,000            24,223
      Jefferson Cnty., AL Sewer Rev. Bonds,
         5.25%, 02/01/16 .................................     Aa3, AA+            25,000            23,989
      Jefferson Cnty., AL Rev. Bonds, 5.50%, 02/15/16 ....     Aa3, AAA           200,000           190,280
      Jefferson Cnty., AL Rev. Bonds, 5.50%, 02/15/20 ....     Aa3, AAA            50,000            47,252
      Jefferson Cnty., AL Rev. Bonds, 5.50%, 01/01/21 ....     Aa3, AAA         2,380,000         2,270,901
      Jefferson Cnty., AL Capital Improvements G.O.,
         Ser. A, 5.00%, 04/01/21 .........................      Baa1, A         3,455,000         2,919,510
      Jefferson Cnty., AL Sewer Rev. Bonds, (FSA),
         5.25%, 02/01/11 .................................     Aa3, AAA           250,000           249,742
      Mobile, AL Industrial Development Board VRDB
         Ser. A, 4.75%, 06/01/34++ .......................       A2, A            500,000           517,075
      Univ. of Alabama at Birmingham Hospital Rev.
         Bonds, Ser. A, 5.00%, 09/01/15 ..................      A1, A+            500,000           538,175
      Univ. of Alabama at Birmingham Hospital Rev.
         Bonds, Ser. A, 5.75%, 09/01/22++ ................      A1, A+          1,000,000         1,057,570
                                                                                            ---------------
                                                                                                 12,623,117
                                                                                            ---------------
   ARIZONA -- 2.8%
      Arizona Water Infrastructure Fin. Auth.,
         5.00%, 10/01/23 .................................     Aaa, AAA         3,000,000         3,197,790
      Greenlee Cnty., AZ School Dist. G.O. Unltd. Bonds,
         5.00%, 07/01/13 .................................     Baa1, NR           200,000           213,942
      Tucson, AZ Certificate Participation Bonds, Public
         Improvements, Ser. A, (NATL-RE),
         5.00%, 07/01/21 .................................      Aa3, A+         1,000,000         1,029,950
                                                                                            ---------------
                                                                                                  4,441,682
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   CALIFORNIA -- 20.9%
      ABAG Fin. Auth. for Nonprofit Coros, California
         Rev. Bonds (Windemere Ranch Financing Prog.),
         Ser. A, (CIFG), 5.00%, 09/02/20 .................       NR, BBB     $  1,335,000   $     1,270,026
      ABAG Fin. Auth. for Nonprofit Coros, California
         Rev. Bonds (Windemere Ranch Financing Prog.),
         Ser. A, (CIFG), 5.00%, 09/02/21 .................       NR, BBB        3,655,000         3,458,032
      California Health Facilities Fin. Auth.,
         5.00%, 03/01/33 .................................        NR, A            50,000            43,282
      California Health Facilities Fin. Auth.
         Rev. Bonds, 5.13%, 07/01/22 .....................        A2, A         1,000,000         1,016,210
      California Health Facilities Fin. Auth. Ser. H,
         4.45%, 07/01/26++ ...............................        A2, A           510,000           519,670
      California Infrastructure & Economic Dev.
         Rev. Bonds, 5.00%, 10/01/18 .....................      Aa2, AA+          365,000           393,572
      California State Cash Flow Management,
         3.00%, 06/28/11 .................................       NR, NR         1,000,000         1,007,460
      California State Public Works Brd.,
         5.25%, 12/01/13 .................................      A2, BBB+        2,000,000         2,108,960
      California State Public Works Brd.,
         5.00%, 12/01/19 .................................       A2, NR         2,000,000         2,034,640
      California State Public Works Brd. Lease. Rev.
         Bonds (Dept. Health Services - Richmond Lab),
         Ser. B, (XLCA), 5.00%, 11/01/23 .................      A2, BBB+          960,000           920,438
      California State Public Works Brd. Ref. Rev. Bonds,
         Ser. D, (NATL-RE), 5.25%, 10/01/11 ..............        A2, A           150,000           154,002
      California State School Imps. Ref. G.O. Bonds,
         5.25%, 02/01/14 .................................       A1, A-           585,000           626,184
      California Statewide Communities Development
         Auth., 5.00%, 06/15/13 ..........................       A1, A-         4,000,000         4,239,560
      East Side Union High School District,
         5.00%, 08/01/23 .................................       NR, AA+        1,000,000         1,040,980
      Lancaster, CA Redev. Agency Tax Allocation Ref.
         Bonds, (XCLA), 5.25%, 12/01/20 ..................        NR, A           400,000           402,784
      Palm Desert, CA Fin. Auth., (NATL-RE) Ser.1A,
         5.00%, 04/01/25 .................................       A2, A-           500,000           457,760
      Redwood City, CA Elementary School Dist. G.O.
         Bonds, (FGIC), 5.50%, 08/01/14 ..................       NR, A+           125,000           137,064
      Sacramento City Financing Auth. Ser. B,
         5.40%, 11/01/20 .................................        A1, A         4,000,000         4,231,040
      San Francisco, CA City & Cnty., International
         Airport Rev. Bonds, (AMBAC) Ser. A,
         5.25%, 01/01/19(2) ..............................      A3, BBB+        1,540,000         1,513,420
      San Jose Redevelopment Agency, 5.00%, 08/01/23 .....        A2, A         3,600,000         3,416,544

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   CALIFORNIA -- (CONTINUED)
      San Jose, CA Redevelopment Agency Tax
         Allocation (Merged Area Redev. Proj.) Ser. C
         (NATL-RE), 5.00%, 08/01/24 ......................       A2, A       $  1,655,000   $     1,554,773
      State of California, 5.00%, 12/01/22 ...............       A2, A          2,000,000         2,027,460
      Univ. of CA Rev. Bonds, Ser. H, (NATL-RE),
         5.00%, 05/15/18 .................................      Aa1, AA           490,000           540,646
      Visalia, CA Cert. Participation Ref. Bonds,
         (NATL-RE), 5.00%, 12/01/18 ......................     Baa1, A+           500,000           523,635
                                                                                            ---------------
                                                                                                 33,638,142
                                                                                            ---------------
   COLORADO -- 3.1%
      Denver, CO Convention Center Hotel Auth.,
         5.25%, 12/01/19 .................................     Baa3, BBB-         140,000           139,304
      Denver, CO Convention Center Hotel Auth. Ref.
         Bonds, (XLCA), 5.25%, 12/01/21 ..................     Baa3, BBB-       1,615,000         1,545,119
      Denver, CO Convention Center Hotel Auth. Ref.
         Bonds, (XLCA), 5.13%, 12/01/24 ..................     Baa3, BBB-       3,065,000         2,768,707
      Denver, CO X Ref. Bonds, (XLCA),
         5.00%, 11/15/23 .................................      A1, A+            500,000           508,160
                                                                                            ---------------
                                                                                                  4,961,290
                                                                                            ---------------
   CONNECTICUT -- 0.7%
      Bristol, CT Resource Recovery Rev. Bonds
         (Solid Waste Oper. Committee), (AMBAC),
         5.00%, 07/01/14 .................................      A1, AA          1,000,000         1,068,460
                                                                                            ---------------
                                                                                                  1,068,460
                                                                                            ---------------
   DELAWARE -- 0.7%
      Delaware State Economic Dev. Auth. Ref. Rev.
         Bonds, (Delmarva Power Poll. Cntrl. Proj.),
         Ser. 2001C, (AMBAC), 4.90%, 05/01/26++ ..........     Baa2, BBB+         250,000           251,333
      Delaware State Health Facilities Auth.,
         5.00%, 06/01/16 .................................     Baa3, CCC           15,000            11,415
      Delaware State Health Facilities Auth.,
         5.00%, 06/01/24 .................................     Baa3, CCC           60,000            42,264
      Delaware State Health Facilities Auth. Ser. A,
         5.50%, 06/01/24 .................................     Baa3, CCC        1,260,000           888,199
                                                                                            ---------------
                                                                                                  1,193,211
                                                                                            ---------------
   FLORIDA -- 0.9%
      Lakeland, FL Energy Sys. Rev. Bonds, (NATL-RE),
         5.50%, 10/01/14 .................................      A1, AA-           455,000           472,272
      Reedy Creek, FL Impt. Dist. Utilities Rev. Bonds,
         Ser. 1, (NATL-RE), 5.25%, 10/01/14 ..............       A1, A            900,000           961,146
                                                                                            ---------------
                                                                                                  1,433,418
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   GEORGIA -- 1.2%
      Atlanta, GA Auth. Rev. Bonds, Ser. A, (FGIC),
         5.88%, 01/01/16 .................................       A1, A+      $  1,370,000   $     1,380,892
      Clayton Cnty., GA Dev. Auth. Rev. Bonds, Ser. A,
         (NATL-RE), 5.00%, 08/01/18 ......................      Aa2, AA           465,000           502,795
                                                                                            ---------------
                                                                                                  1,883,687
                                                                                            ---------------
   ILLINOIS -- 9.3%
      Chicago IL, Board of Educ., 5.00%, 12/01/21 ........        AA+           3,000,000         3,095,250
      Chicago IL, Board of Educ. Ref. - Ded. Revs
         Bonds, Ser. B, (AMBAC), 5.00%, 12/01/21 .........      Aa2, AA-        1,000,000         1,010,350
      Illinois Finance Auth. Rev. Bonds Ser. B, (FSA),
         5.25%, 01/01/22 .................................      Aa3, NR         2,830,000         2,893,250
      State of Illinois Gen. Oblig., 3.00%, 04/01/12 .....       A1, A+         2,000,000         2,021,360
      State of Illinois Gen. Oblig., 5.00%, 08/01/20 .....       A1, A+         5,000,000         4,981,000
      State of Illinois Gen. Oblig., 5.00%, 11/01/20 .....       A1, A+         1,000,000           996,090
                                                                                            ---------------
                                                                                                 14,997,300
                                                                                            ---------------
   INDIANA -- 6.6%
      Blackford Cnty., IN Industrial Sch. Bldg. Corp.
         Rev. Ref. Bond, First Mortgage, Ser. A,
         (NATL-RE), 5.00%, 07/15/17 ......................     Baa1, AA+        1,755,000         1,893,294
      Indiana Finance Auth. Health System Rev. Bonds,
         5.00%, 11/01/21 .................................      Aa3, NR         2,000,000         2,120,680
      Indiana Health Facility Fin. Auth. Ser. A,
         5.00%, 11/01/27++ ...............................      Aa2, AA-        1,000,000         1,034,170
      Whiting, IN Environmental Facility Rev. Bonds,
         2.80%, 06/01/44++ ...............................       A2, NR         5,575,000         5,533,689
                                                                                            ---------------
                                                                                                 10,581,833
                                                                                            ---------------
   KANSAS -- 0.5%
      Butler & Sedgwick Cnty., KS Univ. School Dist.
         G.O. Unltd. Bonds, (FSA), 6.00%, 09/01/14 .......        AA+             500,000           573,195
      Topeka, KS G.O. Bonds (College Hill Pub. Imps.)
         Ser. A, (NATL-RE), 5.50%, 08/15/14 ..............      Aa2, NR           275,000           283,638
                                                                                            ---------------
                                                                                                    856,833
                                                                                            ---------------
   LOUISIANA -- 0.3%
      Louisiana State Citizens Prop. Ins. Corp.
         Rev. Bonds, Pub. Imps., (AMBAC),
         5.00%, 06/01/15 .................................      Baa1, A-          435,000           458,325
                                                                                            ---------------
                                                                                                    458,325
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   MASSACHUSETTS -- 0.4%
      Massachusetts State Dev. Fin. Agency Rev. Bond
         (Univ. of MA, Visual & Performing Arts Proj.),
         6.00%, 08/01/16 .................................       A1, NR      $    310,000   $       360,148
      Massachusetts State Special Oblig. Rev. Bonds
         (Federal Highway Grant Auth.), Ser. A, (FSA),
         5.00%, 12/15/12 .................................       Aa1, NR          275,000           296,629
                                                                                            ---------------
                                                                                                    656,777
                                                                                            ---------------
   MICHIGAN -- 1.8%
      Detroit, MI Water Utility Imps. Rev. Bonds, Ser. A,
         (FSA), 5.00%, 07/01/23 ..........................         AA+            550,000           550,781
      Fowlerville, MI Community Schools Dist. G.O.
         Bonds, (FGIC), 5.00%, 05/01/15 ..................      Aa2, AA-          650,000           705,802
      Michigan State Hosp. Fin. Auth. Ref. Bonds,
         5.00%, 07/15/21 .................................        A2, A         1,600,000         1,593,504
                                                                                            ---------------
                                                                                                  2,850,087
                                                                                            ---------------
   MINNESOTA -- 1.2%
      MN Municipal Power Agency, 4.00%, 10/01/13 .........       A3, NR         1,000,000         1,026,940
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/12 ................        BBB+             85,000            86,905
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/13 ................        BBB+            225,000           232,317
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/15 ................        BBB+            270,000           278,621
      St. Paul, MN Housing & Redev. Auth. Health Care
         Fac. Rev. Bonds, 5.00%, 05/15/16 ................        BBB+            300,000           305,058
                                                                                            ---------------
                                                                                                  1,929,841
                                                                                            ---------------
   MISSISSIPPI -- 0.2%
      Warren Cnty., MS Gulf Opportunity Zone Rev.
         Bonds Ser. A, 6.50%, 09/01/32 ...................       NR, BBB          250,000           258,953
                                                                                            ---------------
                                                                                                    258,953
                                                                                            ---------------
   MISSOURI -- 0.7%
      Kansas City, MO Special Fac. Rev. Bonds, MCI
         Overhaul Base Proj., 4.00%, 09/01/11(2) .........       A1, AA-          465,000           471,352
      Truman State Univ., MO Housing Sys. Rev. Bonds,
         (AMBAC), 5.00%, 06/01/15 ........................       A1, NR           615,000           648,597
                                                                                            ---------------
                                                                                                  1,119,949
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
    INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   NEVADA -- 1.2%
      Clark Cnty., NV, (AMBAC), 5.00%, 11/01/25 ..........      Aa1, AA+     $  1,000,000   $     1,015,570
      Nevada State Highway Imp. Rev. Bonds (Motor
         Vehicle Fuel Tax), (FGIC), 5.50%, 12/01/11 ......      Aa2, AA+          250,000           260,673
      North Las Vegas, NV Ref. Bonds Ser. 60-B,
         5.00%, 12/01/16 .................................       NR, NR           735,000           697,456
                                                                                            ---------------
                                                                                                  1,973,699
                                                                                            ---------------
   NEW HAMPSHIRE -- 0.6%
      New Hampshire Business Fin. Auth., (NATL-RE)
         Ser. C, 5.45%, 05/01/21 .........................      A3, BBB+        1,000,000         1,039,110
                                                                                            ---------------
                                                                                                  1,039,110
                                                                                            ---------------
   NEW JERSEY -- 3.6%
      Camden Cnty., NJ Impt. Auth., 5.00%, 02/15/12 ......     Baa3, BBB          500,000           509,785
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
         Oblig. Group A, 5.00%, 02/15/15 .................     Baa3, BBB        1,090,000         1,130,057
      Camden Cnty., NJ Impt. Auth. Cooper Health Sys.
         Oblig. Group B, 5.00%, 02/15/15 .................     Baa3, BBB        2,435,000         2,524,486
      New Jersey Economic Development Auth. Rev.
         Bonds, (RADIAN), 5.50%, 06/15/16 ................      Baa2, NR          200,000           210,246
      New Jersey Health Care Fac. Fin. Auth.,
         Hackensack Univ. Medical Center,
         5.13%, 01/01/21 .................................      Baa1, NR          600,000           606,492
      New Jersey State Educ. Fac. Auth. Ref. Bonds
         Ser. A, 5.00%, 07/01/19 .........................     Baa2, BBB+         775,000           822,996
                                                                                            ---------------
                                                                                                  5,804,062
                                                                                            ---------------
   NEW YORK -- 3.2%
      New York City Ind. Dev. Agency Ref. Bonds,
         5.00%, 01/01/13(2) ..............................      A3, BBB           700,000           726,005
      New York City Ser. E-1, 6.00%, 10/15/23 ............      Aa2, AA           750,000           843,495
      New York State Thruway Auth., NY Highway
         Improv. Rev. Bonds, (AMBAC) Ser. F,
         5.00%, 01/01/25 .................................       A1, A+         1,000,000         1,042,900
      New York Tobacco Sett. Fund. Corp. Rev. Bonds,
         Ser. A-1, 5.50%, 06/01/14 .......................      Aa3, AA-          115,000           115,376
      New York, NY G.O. Bonds, Ser. E,
         5.25%, 08/01/12 .................................      Aa2, AA           250,000           267,385
      New York, NY Pub. Imps. G.O. Bonds, Ser. D1,
         5.00%, 12/01/21 .................................      Aa2, AA         1,000,000         1,069,740
      Tobacco Settlement Fin. Auth. Ser. B-1C,
         5.50%, 06/01/14 .................................      Aa3, AA-           65,000            65,213
      Tobacco Settlement Fin. Auth., Ser. C-1, (FGIC),
         5.50%, 06/01/20 .................................      Aa3, AA-        1,000,000         1,064,280
                                                                                            ---------------
                                                                                                  5,194,394
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   NORTH CAROLINA -- 1.7%
      Univ. of North Carolina Sys. Pool Rev., (NATL-RE),
         5.00%, 10/01/23 .................................      Aa3, A+      $  2,725,000   $     2,829,340
                                                                                            ---------------
                                                                                                  2,829,340
                                                                                            ---------------
   OHIO -- 3.5%
      City of Akron, OH, 5.00%, 12/01/24 .................      Aa3, AA-        1,000,000         1,043,650
      Dayton-Montgomery Cnty., OH Port. Auth. Dev.
         Rev. Dayton Regl. Bond Ser. A, 5.13%,
         05/15/22(2) .....................................       NR, NR         2,185,000         1,973,951
      Lorain Cnty., OH Hosp. Rev. Bonds, (Catholic
         Healthcare Partners), Ser. A, 5.63%, 10/01/16 ...      A1, AA-           500,000           518,215
      Lorain Cnty., OH Hospital Ref. Rev. Bonds
         (Catholic Healthcare) Ser. A, 5.63%, 10/01/13 ...      A1, AA-           800,000           834,672
      Ohio State Air Quality Dev. Auth. Rev. (Pollution
         Control Proj.) Ser. D, 4.75%, 08/01/29++ ........     Baa1, BBB-       1,250,000         1,278,875
                                                                                            ---------------
                                                                                                  5,649,363
                                                                                            ---------------
   OREGON -- 0.2%
      Portland, OR Urban Renewal & Redev. Ref. Bonds,
         Ser. A, (FGIC), 5.00%, 06/15/17 .................       A2, NR           320,000           338,106
                                                                                            ---------------
                                                                                                    338,106
                                                                                            ---------------
   PENNSYLVANIA -- 6.8%
      Cumberland Cnty., Municipal Auth. Ser. Q1- AI,
         2.75%, 11/01/39++ ...............................       NR, A            400,000           407,788
      Pennsylvania State Economic Dev. Fin. Auth. Facs.
         Rev. (Exelon Generation), 5.00%, 12/01/42++ .....       A3, NR           600,000           623,112
      Pennsylvania State Higher Educ. Facs. Auth. Rev.
         Bonds (Philadelphia College of Osteopathic
         Medicine), 5.00%, 12/01/16 ......................       NR, A+         1,560,000         1,620,731
      Pennsylvania State Higher Educ. Facs. Auth. Rev.
         Bonds, (Philadelphia College of Osteopathic
         Medicine), 5.00%, 12/01/17 ......................       NR, A+           500,000           513,190
      Pennsylvania State Pub. School Bldg. Auth. Rev.
         Bonds, (FGIC), 5.25%, 11/01/15 ..................       NR, A            545,000           585,728
      Philadelphia, PA Airport Rev. Bonds Ser. A,
         (NATL-RE), 5.00%, 06/15/18(2) ...................       A2, A+           600,000           620,244
      Philadelphia, PA Airport Rev. Bonds, (FGIC),
         Ser. B, 5.50%, 06/15/18(2) ......................       A2, A+         1,350,000         1,376,798
      Philadelphia, PA Auth. for Indl. Dev. Rev. Bonds
         Ser. A, 4.90%, 05/01/17 .........................      NR, BBB-          280,000           276,094
      Philadelphia, PA G.O. Bonds, (CIFG),
         5.00%, 08/01/23 .................................      A2, BBB         1,000,000           974,470

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   PENNSYLVANIA -- (CONTINUED)
      Philadelphia, PA Redev. Auth. for Neighborhood
         Transformation. Rev. Bonds Ser. A,
         5.50%, 04/15/20 .................................       A2, A       $    925,000   $       949,152
      Philadelphia, PA School District Ref. Bonds, Ser. A,
         (AMBAC), 5.00%, 08/01/17 ........................      Aa2, A+           600,000           641,370
      Pittsburgh, PA Stadium Auth. Lease Rev. Bonds,
         6.50%, 04/01/11 .................................      Aaa, AAA           30,000            30,447
      Westmoreland Cnty., Indl. Dev. Auth.,
         5.00%, 07/01/19 .................................       A3, NR         2,235,000         2,322,701
                                                                                            ---------------
                                                                                                 10,941,825
                                                                                            ---------------
   PUERTO RICO -- 0.2%
      Puerto Rico Pub. Impt. Ser. A, 5.50%, 07/01/21 .....      A3, BBB-          250,000           259,072
                                                                                            ---------------
                                                                                                    259,072
                                                                                            ---------------
   SOUTH DAKOTA -- 0.7%
      South Dakota Health & Educational Facilities Auth.,
         5.00%, 11/01/12 .................................      A1, AA-         1,000,000         1,060,060
                                                                                            ---------------
                                                                                                  1,060,060
                                                                                            ---------------
   TEXAS -- 11.1%
      Cedar Park, TX Utility Sys. Rev. Bonds,
         (NATL-RE), 5.00%, 08/15/18 ......................      Aa3, AA           400,000           428,876
      Corpus Christi, TX Utility Sys. Rev. Bonds, Ser. A,
         (AMBAC), 5.00%, 07/15/18 ........................      Aa3, A+           500,000           540,940
      Dallas-Fort Worth International Airport Fac. Improv.
         Corp Jt Ser A, (FGIC), 6.00%, 11/01/28(2) .......       A1, A+         5,000,000         5,001,950
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/36++ ....       NR, A            750,000           745,005
      Gulf Coast Waste Disp. Auth., 2.30%, 01/01/42++ ....       A2, A          2,175,000         2,157,187
      Howard Cnty., TX Jr. College District, (AMBAC),
         5.00%, 02/15/26 .................................      NR, AA-         2,810,000         2,858,669
      Katy, TX Indpt. School Dist. G.O. Bonds,
         (PSF-GTD), 5.50%, 02/15/15 ......................      Aaa, AAA          175,000           176,020
      Port Arthur, TX Independent School District G.O.
         Bonds, (AMBAC), 5.00%, 02/15/22 .................      Aa3, NR           170,000           175,716
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.,
         5.00%, 02/15/21 .................................      Aa3, AA-        5,000,000         5,113,250
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
         Ser. A, 5.00%, 02/15/20 .........................      Aa3, AA-          100,000           103,505
      Tarrant Cnty., TX Cultural Educ. Fac. Finance Corp.
         Ser. A, 5.00%, 02/15/22 .........................      Aa3, AA-          345,000           349,513
      Univ. of Texas Ref. Rev. Bonds, Ser. A,
         6.25%, 07/01/13 .................................      NR, AAA            60,000            61,727

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                              MOODY'S/S&P      PRINCIPAL       FAIR VALUE
                                                                RATINGS+        AMOUNT          (NOTE 2)
                                                             -------------   ------------   ---------------
MUNICIPAL BONDS -- (CONTINUED)
   TEXAS -- (CONTINUED)
      Univ. of Texas Ref. Rev. Bonds, Ser. A,
         6.25%, 07/01/13 .................................      NR, AAA      $     85,000   $        93,890
                                                                                            ---------------
                                                                                                 17,806,248
                                                                                            ---------------
   UTAH -- 0.3%
      Salt Lake Cnty., UT Sales Tax Rev. Bonds,
         5.00%, 08/01/17 .................................      NR, AAA           500,000           557,805
                                                                                            ---------------
                                                                                                    557,805
                                                                                            ---------------
   WASHINGTON -- 5.5%
      Klickitat Cnty., WA Public Utility District No. 1
         Ser. B, (FGIC), 5.25%, 12/01/22 .................      A1, NR          2,000,000         2,059,180
      Washington Health Care Fac. Auth. Group Health
         Coop., (RADIAN), 5.00%, 12/01/25 ................      NR, BBB         1,000,000           918,030
      Washington Health Care Fac. Auth., (RADIAN),
         5.00%, 12/01/23 .................................      NR, BBB         1,570,000         1,481,420
      Washington State Econ. Dev. Fin. Auth. Biomedical
         Resh Properties II, (NATL-RE),
         5.25%, 06/01/21 .................................     Aa1, AA+         1,000,000         1,058,340
      Washington State Econ. Dev. Fin. Auth. Lease Rev.
         Washington Biomedical Resh Properties II,
         (NATL-RE), 5.00%, 06/01/23 ......................     Aa1, AA+         3,240,000         3,346,661
                                                                                            ---------------
                                                                                                  8,863,631
                                                                                            ---------------
   WEST VIRGINIA -- 0.2%
      West Virginia State Bldg. Ref. Rev. Bonds, Ser. A,
         (AMBAC), 5.38%, 07/01/18 ........................      NR, NR            250,000           262,802
                                                                                            ---------------
                                                                                                    262,802
                                                                                            ---------------
   WISCONSIN -- 0.2%
      Sheboygan, WI Pollution Ctrl. Rev., (FGIC),
         5.00%, 09/01/15 .................................      A2, A-            200,000           215,090
      Wisconsin State Trans. Rev. Ref. Bonds, Ser.1,
         (AMBAC), 5.75%, 07/01/14 ........................     Aa2, AA+           105,000           111,418
                                                                                            ---------------
                                                                                                    326,508
                                                                                            ---------------
   TOTAL MUNICIPAL BONDS (COST $156,478,410) .............                                      157,858,930
                                                                                            ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                               FAIR VALUE
                                                                                SHARES          (NOTE 2)
                                                                             ------------   ---------------
SHORT-TERM INVESTMENTS -- 1.4%
      BlackRock Liquidity Funds MuniCash Portfolio -
         Institutional Series ............................                      1,146,022   $     1,146,022
      BlackRock Liquidity Funds MuniFund Portfolio -
         Institutional Series ............................                      1,146,023         1,146,023
                                                                                            ---------------
      TOTAL SHORT-TERM INVESTMENTS (COST $2,292,045) .....                                        2,292,045
                                                                                            ---------------
TOTAL INVESTMENTS -- 99.5% (COST $158,770,455)(1) ........                                  $   160,150,975
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.5% ............                                          792,361
                                                                                            ---------------
NET ASSETS -- 100.0% .....................................                                  $   160,943,336
                                                                                            ===============

----------
+ Although certain securities are not rated (NR) by either Moody's or S&P, they have been determined to be of comparable quality to investment grade securities by the investment adviser. The ratings shown are unaudited.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010.

(1) The cost for federal income tax purposes is $158,770,455. At December 31, 2010, net unrealized appreciation was $1,380,520. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,595,009 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,214,489.

(2)  Security is subject to the Alternative Minimum Tax.

AMBAC - Credit rating enhanced by guaranty or insurance from AMBAC Indemnity
Corp.

CIFG - Credit rating enhanced by guaranty or insurance from CIFG.

FGIC - Credit rating enhanced by guaranty or insurance from Financial Guaranty Insurance Corp.

FSA - Credit rating enhanced by guaranty or insurance from Financial Security Assurance.

LOC - Letter of Credit

PSF-GTD - Public School Fund Guarantee

RADIAN - Credit rating enhanced by guaranty or insurance from Radian Asset Assuarance, Inc.

VRDB - Variable Rate Demand Bonds

XLCA - Credit rating enhanced by guaranty or insurance from XL Capital
Assurance.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
MUNICIPAL BOND FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                   LEVEL 2        LEVEL 3
                                     TOTAL           LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                    VALUE AT         QUOTED      OBSERVABLE    UNOBSERVABLE
MUNICIPAL BOND FUND            DECEMBER 31, 2010     PRICES        INPUTS         INPUTS
-------------------            -----------------   ----------   ------------   ------------
INVESTMENTS IN SECURITIES:
   Municipal Bonds .........      $157,858,930     $       --   $157,858,930        $--
   Money Market Mutual
      Funds ................         2,292,045      2,292,045             --         --
                                  ------------     ----------   ------------        ---
      Total ................      $160,150,975     $2,292,045   $157,858,930        $--
                                  ============     ==========   ============        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

                                                         SHORT/
                                                     INTERMEDIATE-
                                                       TERM BOND     BROAD MARKET     MUNICIPAL
                                                          FUND         BOND FUND      BOND FUND
                                                     -------------   ------------   ------------
ASSETS:
Investment in securities, at value* ..............   $186,131,919     $67,343,050   $160,150,975
Receivable for fund shares sold ..................        148,824          45,504        118,136
Dividends and interest receivable ................      2,085,545         846,202      2,011,270
Other assets .....................................         20,254          12,432         14,766
                                                     ------------     -----------   ------------
Total assets .....................................    188,386,542      68,247,188    162,295,147
                                                     ------------     -----------   ------------
LIABILITIES:
Obligation to return securities lending
   collateral ....................................      4,734,125       1,793,875             --
Payable for fund shares redeemed .................        853,755          89,324        912,493
Accrued advisory fee .............................         54,804          19,897         49,036
Dividend payable .................................        247,591          70,092        348,581
Other accrued expenses ...........................         50,489          34,070         41,701
                                                     ------------     -----------   ------------
Total liabilities ................................      5,940,764       2,007,258      1,351,811
                                                     ------------     -----------   ------------
NET ASSETS .......................................   $182,445,778     $66,239,930   $160,943,336
                                                     ============     ===========   ============
NET ASSETS CONSIST OF:
Paid-in capital ..................................   $174,056,665     $61,984,681   $159,504,924
Undistributed (distribution in excess of)
   net investment income .........................        (18,505)         12,695        (19,179)
Accumulated net realized gain on investments .....         27,294          34,058         77,071
Net unrealized appreciation of investments .......      8,380,324       4,208,496      1,380,520
                                                     ------------     -----------   ------------
NET ASSETS .......................................   $182,445,778     $66,239,930   $160,943,336
                                                     ============     ===========   ============
NET ASSETS BY SHARE CLASS:
Institutional Shares .............................   $179,020,778     $63,390,603   $160,427,119
A Shares .........................................      3,425,000       2,849,327        516,217
                                                     ------------     -----------   ------------
                                                     $182,445,778     $66,239,930   $160,943,336
                                                     ============     ===========   ============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
($0.01 par value, unlimited shares authorized):
Institutional Shares .............................     16,883,705       6,304,280     12,301,042
A Shares .........................................        326,212         283,301         39,591
NET ASSET VALUE PER SHARE:
Institutional Shares (Net asset value (NAV),
   offering and redemption price) ................   $      10.60     $     10.06   $      13.04
                                                     ------------     -----------   ------------
A Shares (Net asset value (NAV) and
   redemption price) .............................   $      10.50     $     10.06   $      13.04
                                                     ------------     -----------   ------------
A Shares (Offering price -- NAV / 0.98) ..........   $      10.71     $     10.27   $      13.31
                                                     ------------     -----------   ------------
----------
*Investment in securities, at cost ...............   $177,751,595     $63,134,554   $158,770,455

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2010 (Unaudited)

                                                            SHORT/
                                                        INTERMEDIATE-
                                                          TERM BOND     BROAD MARKET    MUNICIPAL
                                                             FUND         BOND FUND     BOND FUND
                                                        -------------   ------------   -----------
INVESTMENT INCOME:
   Dividends ........................................     $    5,818     $   11,152    $     6,084
   Interest .........................................      3,595,157      1,549,892      3,372,264
   Securities lending ...............................          9,499          1,429             --
                                                          ----------     ----------    -----------
   Total investment income ..........................      3,610,474      1,562,473      3,378,348
                                                          ----------     ----------    -----------
EXPENSES:
   Advisory fees ....................................        331,333        122,015        299,908
   Administration fees ..............................         15,180          5,590         13,741
   Sub-administration and accounting fees ...........         63,918         33,903         61,615
   Custody fees .....................................         13,308          6,626         10,167
   Transfer agent fees ..............................         39,618         14,442         28,725
   Distribution fees - A Shares .....................          4,101          3,701            765
   Professional fees ................................         25,723         24,953         24,593
   Reports to shareholders ..........................          9,104          7,059          8,403
   Registration fees ................................         15,797         17,992         15,611
   Trustees' fees ...................................         17,096         17,096         17,096
   Compliance services ..............................          5,584          5,584          5,584
   Other ............................................         10,297          5,579          8,526
                                                          ----------     ----------    -----------
   Total expenses before fee waivers ................        551,059        264,540        494,734
   Sub-administration and accounting fees waived ....             --         (1,553)            --
                                                          ----------     ----------    -----------
   Total expenses, net ..............................        551,059        262,987        494,734
                                                          ----------     ----------    -----------
   Net investment income ............................      3,059,415      1,299,486      2,883,614
                                                          ----------     ----------    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON :
   Net realized gain on investments .................        426,397        197,342         78,172
   Net change in unrealized appreciation
      (depreciation) on investments .................       (533,321)      (500,938)    (1,280,281)
                                                          ----------     ----------    -----------
Net loss on investments .............................       (106,924)      (303,596)    (1,202,109)
                                                          ----------     ----------    -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................     $2,952,491     $  995,890    $ 1,681,505
                                                          ==========     ==========    ===========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  SHORT/INTERMEDIATE-TERM
                                                                         BOND FUND
                                                                ---------------------------
                                                                   FOR THE
                                                                  SIX-MONTH      FOR THE
                                                                PERIOD ENDED       YEAR
                                                                DECEMBER 31,      ENDED
                                                                    2010         JUNE 30,
                                                                 (UNAUDITED)       2010
                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................   $  3,059,415   $  6,570,679
   Net realized gain from investments .......................        426,397      3,271,450
   Net change in unrealized appreciation
      (depreciation) on investments .........................       (533,321)     3,731,594
                                                                ------------   ------------
Net increase in net assets resulting from operations ........      2,952,491     13,573,723
                                                                ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................     (3,010,469)    (6,511,244)
      A Shares ..............................................        (48,946)       (46,446)
   Net realized gains:
      Institutional Shares ..................................     (3,241,338)    (1,787,022)
      A Shares ..............................................        (61,772)       (12,503)
                                                                ------------   ------------
Total distributions .........................................     (6,362,525)    (8,357,215)
                                                                ------------   ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ..................................     20,098,824     95,362,328
      A Shares ..............................................        734,136      2,677,991
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................      4,596,546      4,919,803
      A Shares ..............................................        105,011         52,630
   Cost of shares redeemed:
      Institutional Shares ..................................    (21,822,013)   (78,892,355)
      A Shares ..............................................       (133,518)      (337,796)
                                                                ------------   ------------
Net increase (decrease) in net assets from
   Fund share transactions ..................................      3,578,986     23,782,601
                                                                ------------   ------------
Total increase (decrease) in net assets .....................        168,952     28,999,109
NET ASSETS:
   Beginning of Period ......................................    182,276,826    153,277,717
                                                                ------------   ------------
   End of Period ............................................   $182,445,778   $182,276,826
                                                                ============   ============
Distributions in excess of net investment loss ..............   $    (18,505)  $    (18,505)
                                                                ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                        BROAD MARKET
                                                                         BOND FUND
                                                                ---------------------------
                                                                   FOR THE
                                                                  SIX-MONTH       FOR THE
                                                                PERIOD ENDED       YEAR
                                                                DECEMBER 31,       ENDED
                                                                    2010         JUNE 30,
                                                                 (UNAUDITED)       2010
                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................   $ 1,299,486    $  2,916,729
   Net realized gain from investments .......................       197,342       1,332,078
   Net change in unrealized appreciation
      (depreciation) on investments .........................      (500,938)      2,698,368
                                                                -----------    ------------
Net increase in net assets resulting from operations ........       995,890       6,947,175
                                                                -----------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................    (1,247,728)     (2,823,951)
      A Shares ..............................................       (51,758)        (92,320)
Net realized gains:
      Institutional Shares ..................................    (1,104,138)     (1,448,216)
      A Shares ..............................................       (49,933)        (54,711)
                                                                -----------    ------------
Total distributions .........................................    (2,453,557)     (4,419,198)
                                                                -----------    ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ..................................     3,210,869      19,779,019
      A Shares ..............................................       274,649       1,829,252
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................     1,819,696       3,132,303
      A Shares ..............................................        94,302         141,144
   Cost of shares redeemed:
      Institutional Shares ..................................    (5,134,278)    (23,709,902)
      A Shares ..............................................      (496,427)       (469,527)
                                                                -----------    ------------
Net increase (decrease) in net assets from
   Fund share transactions ..................................      (231,189)        702,289
                                                                -----------    ------------
Total increase (decrease) in net assets .....................    (1,688,856)      3,230,266
NET ASSETS:
   Beginning of Period ......................................    67,928,786      64,698,520
                                                                -----------    ------------
   End of Period ............................................   $66,239,930    $ 67,928,786
                                                                ===========    ============
Undistributed net investment income .........................   $    12,695    $     12,695
                                                                -----------    ------------


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MUNICIPAL
                                                                         BOND FUND
                                                                ---------------------------
                                                                   FOR THE
                                                                  SIX-MONTH      FOR THE
                                                                PERIOD ENDED       YEAR
                                                                DECEMBER 31,       ENDED
                                                                    2010         JUNE 30,
                                                                 (UNAUDITED)       2010
                                                                ------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ....................................   $  2,883,614   $  5,385,936
   Net realized gain from investments .......................         78,172      1,207,422
   Net change in unrealized appreciation
      (depreciation) on investments .........................     (1,280,281)     5,341,547
                                                                ------------   ------------
Net increase in net assets resulting from operations ........      1,681,505     11,934,905
                                                                ------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ..................................     (2,893,061)    (5,375,970)
      A Shares ..............................................         (9,627)        (9,966)
   Net realized gains:
      Institutional Shares ..................................       (999,078)      (286,188)
      A Shares ..............................................         (3,181)          (317)
                                                                ------------   ------------
Total distributions .........................................     (3,904,947)    (5,672,441)
                                                                ------------   ------------
Fund share transactions (See Note 6):
   Proceeds from shares sold:
      Institutional Shares ..................................     17,690,361     86,810,282
      A Shares ..............................................         48,132        413,692
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ..................................      1,711,217      1,795,491
      A Shares ..............................................          6,643          3,097
   Cost of shares redeemed:
      Institutional Shares ..................................    (23,012,916)   (63,678,569)
      A Shares ..............................................       (108,690)       (11,356)
                                                                ------------   ------------
Net increase in net assets from
   Fund share transactions ..................................     (3,665,253)    25,332,637
                                                                ------------   ------------
Total increase in net assets ................................     (5,888,695)    31,595,101
NET ASSETS:
   Beginning of Period ......................................    166,832,031    135,236,930
                                                                ------------   ------------
   End of Period ............................................   $160,943,336   $166,832,031
                                                                ============   ============
Distributions in excess of net investment loss ..............   $    (19,179)  $       (105)
                                                                ------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                               2010       ----------------------------------------------------
                                            (UNAUDITED)     2010       2009       2008       2007       2006
                                           ------------   --------   --------   --------   --------   --------
SHORT/INTERMEDIATE-TERM BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................    $  10.80      $  10.46   $  10.08   $   9.88   $   9.77   $  10.23
                                            --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income ...............        0.18          0.41       0.45       0.45       0.45       0.41
   Net realized and unrealized gain
      (loss) on investments ............          --(1)       0.45       0.38       0.20       0.11      (0.44)
                                            --------      --------   --------   --------   --------   --------
      Total from investment
         operations ....................        0.18          0.86       0.83       0.65       0.56      (0.03)
                                            --------      --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ..........       (0.18)        (0.41)     (0.45)     (0.45)     (0.45)     (0.41)
   From net realized gains .............       (0.20)        (0.11)        --         --         --      (0.02)
                                            --------      --------   --------   --------   --------   --------
      Total distributions ..............       (0.38)        (0.52)     (0.45)     (0.45)     (0.45)     (0.43)
                                            --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD .......    $  10.60      $  10.80   $  10.46   $  10.08   $   9.88   $   9.77
                                            ========      ========   ========   ========   ========   ========
TOTAL RETURN ...........................        1.59%**       8.34%      8.47%      6.65%      5.78%     (0.25)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....        0.58%*        0.58%      0.60%      0.59%      0.57%      0.64%
      Excluding expense limitations ....        0.58%*        0.58%      0.60%      0.59%      0.57%      0.65%
   Net investment income ...............        3.24%*        3.85%      4.43%      4.45%      4.52%      4.13%
   Portfolio turnover rate .............          13%**         47%        34%        22%        57%        35%
Net assets at end of period
   (000 omitted) .......................    $179,021      $179,489   $152,927   $166,361   $144,387   $132,913

----------
(1)  Less than $0.01 per share.

*    Annualized.

**   Not annualized.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                               2010       ----------------------------------------------------
                                            (UNAUDITED)     2010       2009       2008       2007       2006
                                           ------------   --------   --------   --------   --------   --------
SHORT/INTERMEDIATE-TERM BOND
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................     $10.70        $10.36     $ 9.98     $ 9.78     $ 9.67    $10.13
                                             ------        ------     ------     ------     ------    ------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.16          0.36       0.42       0.42       0.42      0.38
   Net realized and unrealized gain
      (loss) on investments ............         --(2)       0.47       0.38       0.20       0.11     (0.44)
                                             ------        ------     ------     ------     ------    ------
      Total from investment
         operations ....................       0.16          0.83       0.80       0.62       0.53     (0.06)
                                             ------        ------     ------     ------     ------    ------
DISTRIBUTIONS:
   From net investment income ..........      (0.16)        (0.38)     (0.42)     (0.42)     (0.42)    (0.38)
   From net realized gains .............      (0.20)        (0.11)        --         --         --     (0.02)
                                             ------        ------     ------     ------     ------    ------
      Total distributions ..............      (0.36)        (0.49)     (0.42)     (0.42)     (0.42)    (0.40)
                                             ------        ------     ------     ------     ------    ------
NET ASSET VALUE -- END OF PERIOD .......     $10.50        $10.70     $10.36     $ 9.98     $ 9.78    $ 9.67
                                             ======        ======     ======     ======     ======    ======
TOTAL RETURN(1) ........................       1.47%**       8.11%      8.25%      6.40%      5.53%    (0.56)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....       0.83%*        0.83%      0.85%      0.84%      0.82%     0.89%
      Excluding expense limitations ....       0.83%*        0.83%      0.85%      0.84%      0.82%     0.90%
   Net investment income ...............       2.98%*        3.46%      4.21%      4.20%      4.26%     3.80%
   Portfolio turnover rate .............         13%**         47%        34%        22%        57%       35%
Net assets at end of period
   (000 omitted) .......................     $3,425        $2,788     $  351     $  151     $  169    $  164

----------
(1) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(2)  Less than $0.01 per share.

*    Annualized.

**   Not annualized.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
    FINANCIAL HIGHLIGHTS -- CONTINUED

                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                               2010       ----------------------------------------------------
                                            (UNAUDITED)     2010       2009       2008       2007       2006
                                           ------------   --------   --------   --------   --------   --------
BROAD MARKET BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................    $ 10.28       $  9.89    $  9.62    $  9.57    $  9.41    $ 10.07
                                            -------       -------    -------    -------    -------    -------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.20          0.43       0.44       0.45       0.44       0.41
   Net realized and unrealized gain
      (loss) on investments ............      (0.04)         0.62       0.27       0.12       0.16      (0.54)
                                            -------       -------    -------    -------    -------    -------
      Total from investment
         operations ....................       0.16          1.05       0.71       0.57       0.60      (0.13)
                                            -------       -------    -------    -------    -------    -------
DISTRIBUTIONS:
   From net investment income ..........      (0.20)        (0.43)     (0.44)     (0.45)     (0.44)     (0.41)
   From net realized gains .............      (0.18)        (0.23)        --      (0.07)        --      (0.12)
                                            -------       -------    -------    -------    -------    -------
      Total distributions ..............      (0.38)        (0.66)     (0.44)     (0.52)     (0.44)     (0.53)
                                            -------       -------    -------    -------    -------    -------
NET ASSET VALUE -- END OF PERIOD .......    $ 10.06       $ 10.28    $  9.89    $  9.62    $  9.57    $  9.41
                                            =======       =======    =======    =======    =======    =======
TOTAL RETURN ...........................       1.49%**      10.96%      7.56%      6.03%      6.47%     (1.25)%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....       0.74%*        0.72%      0.72%      0.71%      0.70%      0.72%
      Excluding expense limitations ....       0.75%*        0.72%      0.72%      0.71%      0.70%      0.73%
   Net investment income ...............       3.74%*        4.29%      4.51%      4.63%      4.60%      4.28%
   Portfolio turnover rate .............         12%**         43%        40%        26%        33%        31%
Net assets at end of period
   (000 omitted) .......................    $63,391       $64,891    $63,232    $68,505    $68,905    $66,729

----------
*    Annualized.

**   Not annualized.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                              FOR THE
                                             SIX-MONTH                                                FOR THE PERIOD
                                           PERIOD ENDED                                                DECEMBER 20,
                                           DECEMBER 31,           FOR THE YEARS ENDED JUNE 30,           2005 (1)
                                               2010       -----------------------------------------       THROUGH
                                            (UNAUDITED)     2010       2009       2008       2007      JUNE 30, 2006
                                           ------------   --------   --------   --------   --------   --------------
BROAD MARKET BOND FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................     $10.28        $ 9.89     $ 9.62     $ 9.58     $ 9.41      $ 9.67
                                             ------        ------     ------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.18          0.40       0.42       0.42       0.42        0.21
   Net realized and unrealized gain
      (loss) on investments ............      (0.04)         0.62       0.27       0.11       0.17       (0.26)
                                             ------        ------     ------     ------     ------      ------
      Total from investment
         operations ....................       0.14          1.02       0.69       0.53       0.59       (0.05)
                                             ------        ------     ------     ------     ------      ------
DISTRIBUTIONS:
   From net investment income ..........      (0.18)        (0.40)     (0.42)     (0.42)     (0.42)      (0.21)
   From net realized gains .............      (0.18)        (0.23)        --      (0.07)        --          --
                                             ------        ------     ------     ------     ------      ------
      Total distributions ..............      (0.36)        (0.63)     (0.42)     (0.49)     (0.42)      (0.21)
                                             ------        ------     ------     ------     ------      ------
NET ASSET VALUE -- END OF PERIOD .......     $10.06        $10.28     $ 9.89     $ 9.62     $ 9.58      $ 9.41
                                             ======        ======     ======     ======     ======      ======
TOTAL RETURN(2) ........................       1.36%**      10.68%      7.34%      5.64%      6.35%      (0.55)%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....       1.00%*        0.96%      1.00%      0.96%      0.95%       0.97%*
      Excluding expense limitations ....       1.00%*        0.97%      1.01%      0.96%      0.95%       0.99%*
   Net investment income ...............       3.50%*        3.98%      4.33%      4.37%      4.39%       4.12%*
   Portfolio turnover rate .............         12%**         43%        40%        26%        33%         31%(3)
Net assets at end of period
   (000 omitted) .......................     $2,849        $3,038     $1,467     $   11     $   11      $   10

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                              FOR THE
                                             SIX-MONTH
                                           PERIOD ENDED
                                           DECEMBER 31,              FOR THE YEARS ENDED JUNE 30,
                                               2010       ----------------------------------------------------
                                            (UNAUDITED)     2010       2009       2008       2007       2006
                                           ------------   --------   --------   --------   --------   --------
MUNICIPAL BOND FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................    $ 13.22       $  12.64   $  12.79   $  12.75   $  12.66   $ 13.00
                                            -------       --------   --------   --------   --------   -------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.23           0.49       0.50       0.48       0.43      0.40
   Net realized and unrealized gain
      (loss) on investments ............      (0.10)          0.61      (0.10)      0.04       0.09     (0.34)
                                            -------       --------   --------   --------   --------   -------
      Total from investment
         operations ....................       0.13           1.10       0.40       0.52       0.52      0.06
                                            -------       --------   --------   --------   --------   -------
DISTRIBUTIONS:
   From net investment income ..........      (0.23)         (0.49)     (0.50)     (0.48)     (0.43)    (0.40)
   From net realized gains .............      (0.08)         (0.03)     (0.05)        --         --        --
                                            -------       --------   --------   --------   --------   -------
      Total distributions ..............      (0.31)         (0.52)     (0.55)     (0.48)     (0.43)    (0.40)
                                            -------       --------   --------   --------   --------   -------
NET ASSET VALUE -- END OF PERIOD .......    $ 13.04       $  13.22   $  12.64   $  12.79   $  12.75   $ 12.66
                                            =======       ========   ========   ========   ========   =======
TOTAL RETURN ...........................       0.96%**        8.84%      3.27%      4.09%      4.15%     0.45%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....       0.58%*         0.60%      0.62%      0.61%      0.65%     0.69%
      Excluding expense limitations ....       0.58%*         0.60%      0.62%      0.61%      0.65%     0.69%
   Net investment income ...............       3.37%*         3.79%      3.99%      3.70%      3.37%     3.12%
   Portfolio turnover rate .............          5%**          44%        19%        37%        56%       45%
Net assets at end of period
   (000 omitted) .......................    $160,427      $166,253   $135,073   $134,272   $113,118   $89,424

----------
*    Annualized.

**   Not annualized.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                              FOR THE
                                             SIX-MONTH                                                FOR THE PERIOD
                                           PERIOD ENDED                                                DECEMBER 20,
                                           DECEMBER 31,           FOR THE YEARS ENDED JUNE 30,           2005 (1)
                                               2010       -----------------------------------------       THROUGH
                                            (UNAUDITED)     2010       2009       2008       2007      JUNE 30, 2006
                                           ------------   --------   --------   --------   --------   --------------
MUNICIPAL BOND FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .................     $13.22        $12.64     $12.79     $12.75     $12.66      $12.82
                                             ------        ------     ------     ------     ------      ------
INVESTMENT OPERATIONS:
   Net investment income ...............       0.21          0.46       0.47       0.45       0.40        0.20
   Net realized and unrealized gain
      (loss) on investments ............      (0.10)         0.61      (0.10)      0.04       0.09       (0.16)
                                             ------        ------     ------     ------     ------      ------
      Total from investment
         operations ....................       0.11          1.07       0.37       0.49       0.49        0.04
                                             ------        ------     ------     ------     ------      ------
DISTRIBUTIONS:
   From net investment income ..........      (0.21)        (0.46)     (0.47)     (0.45)     (0.40)      (0.20)
   From net realized gains .............      (0.08)        (0.03)     (0.05)        --         --          --
                                             ------        ------     ------     ------     ------      ------
      Total distributions ..............      (0.29)        (0.49)     (0.52)     (0.45)     (0.40)      (0.20)
                                             ------        ------     ------     ------     ------      ------
NET ASSET VALUE -- END OF PERIOD .......     $13.04        $13.22     $12.64     $12.79     $12.75      $12.66
                                             ======        ======     ======     ======     ======      ======
TOTAL RETURN(2) ........................       0.83%**       8.57%      3.04%      3.86%      3.92%       0.29%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense limitations ....       0.83%*        0.85%      0.87%      0.86%      0.90%       0.94%*
      Excluding expense limitations ....       0.83%*        0.85%      0.87%      0.86%      0.90%       0.95%*
   Net investment income ...............       3.14%*        3.55%      3.50%      3.48%      3.15%       2.94%*
   Portfolio turnover rate .............          5%**         44%        19%        37%        56%         45%(3)
Net assets at end of period
   (000 omitted) .......................     $  516        $  579     $  164     $   11     $   10      $   10

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) Total return does not reflect the impact of the maximum front-end sales load of 2.00%. If reflected, the return would be lower.

(3) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2010, the Trust offered 12 series, three of which are included in these financial statements. The three series included are: Wilmington Short/Intermediate-Term Bond Fund ("Short/Intermediate-Term Bond Fund"), Wilmington Broad Market Bond Fund ("Broad Market Bond Fund") and Wilmington Municipal Bond Fund ("Municipal Bond Fund") (each, a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 2.00%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believes accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income are declared daily and paid monthly. The Municipal Bond Fund determines the tax-exempt portion of its dividends uniformly based on the ratio of tax-exempt income and taxable income, if any, for the entire fiscal year. Distributions from net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as the investment adviser to each Fund. For its services, RSMC receives a fee from each Fund at an annual rate of 0.35% of the Fund's first $1 billion of average daily net assets; 0.30% of the Fund's next $1 billion of average daily net assets; and 0.25% of the Fund's average daily net assets in excess of $2 billion. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM receives a sub-advisory fee from RSMC as agreed to from time to time with RSMC.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. As of December 31, 2010, there were no liabilities due to RSMC for these services in any of the Funds.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2010 were $2,500, $908 and $2,236 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

     BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, disinterested Trustees may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of each Fund have in place a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2010 were $6,250, $3,302 and $4,044 for the Short/Intermediate-Term Bond Fund, the Broad Market Bond Fund and the Municipal Bond Fund, respectively.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2010, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                           SHORT/INTERMEDIATE-   BROAD MARKET   MUNICIPAL
                              TERM BOND FUND       BOND FUND    BOND FUND
                           -------------------   ------------   ----------
Purchases ..............       $29,364,410        $6,855,738    $8,148,756
Sales ..................        18,046,566         6,040,844     7,586,150

     Purchases and sales of long-term U.S. Government and agency securities during the six-month period ended December 31, 2010, were as follows:

                           SHORT/INTERMEDIATE-   BROAD MARKET   MUNICIPAL
                              TERM BOND FUND      BOND FUND     BOND FUND
                           -------------------   ------------   ----------
Purchases ..............       $2,133,758         $1,066,879       $--
Sales ..................        6,034,398          1,662,895        --

5. SECURITIES LENDING AGREEMENT. Short/Intermediate-Term Bond Fund and Broad Market Bond Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

6. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2010 and the year ended June 30, 2010 for the Institutional Shares and A Shares were as follows:

                                          FOR THE SIX-MONTH
                                             PERIOD ENDED            FOR THE YEAR ENDED
                                           DECEMBER 31, 2010            JUNE 30, 2010
                                       ------------------------   -------------------------
                                       INSTITUTIONAL              INSTITUTIONAL
                                           SHARES      A SHARES      SHARES        A SHARES
                                       -------------   --------   --------------   --------
SHORT/INTERMEDIATE-TERM BOND FUND
Sold ...............................     1,838,830      68,012       8,945,246     253,681
Issued on reinvestment of
   distributions ...................       429,445       9,878         461,508       4,979
Redeemed ...........................    (2,001,559)    (12,308)     (7,408,833)    (31,906)
                                        ----------     -------      ----------     -------
Net Increase (Decrease) ............       266,716      65,582       1,997,921     226,754
                                        ==========     =======      ==========     =======

                                          FOR THE SIX-MONTH
                                            PERIOD ENDED             FOR THE YEAR ENDED
                                          DECEMBER 31, 2010             JUNE 30, 2010
                                       ------------------------   -------------------------
                                       INSTITUTIONAL              INSTITUTIONAL
                                           SHARES      A SHARES       SHARES       A SHARES
                                       -------------   --------   --------------   --------
BROAD MARKET BOND FUND
Sold ...............................       308,261      26,468       1,967,130     179,891
Issued on reinvestment of
   distributions ...................       178,497       9,231         309,591      13,945
Redeemed ...........................      (496,601)    (47,924)     (2,355,046)    (46,564)
                                        ----------     --------     ----------     -------
Net Increase (Decrease) ............        (9,843)    (12,225)        (78,325)    147,272
                                        ==========     =======      ==========     =======
MUNICIPAL BOND FUND
Sold ...............................     1,320,098       3,555       6,631,216      31,462
Issued on reinvestment of
   distributions ...................       129,635         500         137,518         235
Redeemed ...........................    (1,723,670)     (8,271)     (4,881,554)       (885)
                                        ----------     --------     ----------     -------
Net Increase .......................      (273,937)     (4,216)      1,887,180      30,812
                                        ==========     =======      ==========     =======

7. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     The tax character of distributions paid for the six-month period ended December 31, 2010 and the year ended June 30, 2010 were as follows:

                                           SHORT/INTERMEDIATE-   BROAD MARKET   MUNICIPAL
                                             TERM BOND FUND        BOND FUND    BOND FUND
                                           -------------------   ------------   ----------
SIX MONTHS ENDED DECEMBER 31, 2010
Ordinary income ........................       $3,059,415         $1,299,486    $       --
Tax-exempt income ......................               --                 --     2,902,688
Long-term capital gains ................        3,303,110          1,154,071     1,002,259
YEAR ENDED JUNE 30, 2010
Ordinary income ........................       $7,142,583         $3,321,372    $  151,095
Tax-exempt income ......................               --                 --     5,318,027
Long-term capital gains ................        1,214,632          1,097,826       203,319

     The components of accumulated earnings/(deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2010.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. At December 31, 2010, there were no capital loss carryforwards for any of the Funds.

8. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

9. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements and has no Fund impact.

     On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. will be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

     When completed, the Merger will result in a change of control of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the current investment advisory and sub-advisory agreements will terminate when the Merger is completed.

     At a special shareholder meeting to be held on March 11, 2011, shareholders of record as of January 21, 2011 will be asked to approve new investment advisory and sub-advisory agreements with RSMC and WTIM.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

     At a meeting held on August 26, 2010, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Broad Market Bond Fund, Wilmington Municipal Bond Fund, and Wilmington Short/Intermediate-Term Bond Fund (each a "Fund"), and RSMC (the "RSMC Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the Funds, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

     Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds, (ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. RSMC and WTIM provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees that considered: (i) investment performance; (ii) compliance and regulatory issues; (iii) asset growth; and (iv) profitability. During the meeting, the two Trustees presented this report.

     In addition to the information provided by RSMC and WTIM as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors.

     During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature,

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

     extent and quality of the services provided by RSMC and WTIM to each Fund are appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely to benefit from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

     The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, 1-, 2-, 3-, 5-, and 10-year periods, to the extent applicable. The Board also noted that it reviews and evaluates each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies, as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds that were below the median of the peer group for certain periods (and outperformed the median of the peer group in other periods), and concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve.

     RSMC and WTIM provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was below the mean expense ratio of the Lipper Universe. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

     The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM). In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds. The Board was satisfied that RSMC's and WTIM's profits are sufficient to continue as a viable concern generally and as investment adviser or sub-adviser of each Fund specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Board concluded that RSMC's and WTIM's fees and profits derived from

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

     its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC, if any.

     The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale for the benefit of Fund shareholders should be achieved as assets of each Fund increase as a result of "breakpoint" reductions in the advisory fee rate at specific asset levels. In addition, the Trustees also considered RSMC's and WTIM's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base.

     The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, taking into consideration the information presented at the meeting and previous meetings of the Board and deliberating in executive session, the entire Board, including the Independent Trustees determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN              TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
     FUND COMPLEX                   LENGTH OF TIME                     OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE                  SERVED                            HELD BY TRUSTEE
------------------------   ------------------------------   -----------------------------------------
ROBERT J. CHRISTIAN(1)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to
12 Funds                   resignation or removal.          February 2006; President of Rodney
                           Trustee since October 1998,      Square Management Corporation
                           President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998      President of RSMC 2005 to 2006.
                           to January 2006.
                                                            FundVantage Trust (33 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

       NAME AND                   POSITION(S) HELD
    DATE OF BIRTH,                   WITH TRUST,                     PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN              TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
     FUND COMPLEX                   LENGTH OF TIME                     OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE                  SERVED                            HELD BY TRUSTEE
------------------------   ------------------------------   -----------------------------------------
ROBERT ARNOLD              Trustee                       Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                      Co., Inc. (financial consulting) since 1989.
                           Shall serve until death,
12 Funds                   resignation or removal.       First Potomac Realty Trust (real estate
                           Trustee since May 1997.       investment trust).

DR. ERIC BRUCKER           Trustee                       Professor of Economics, Widener
Date of Birth: 12/41                                     University since 2002; formerly Dean,
                           Shall serve until death,      School of Business Administration of
12 Funds                   resignation or removal.       Widener University from 2001 to 2004.
                           Trustee since October 1999.
                                                         None

NICHOLAS GIORDANO          Trustee and Chairman of       Consultant, financial services
Date of Birth: 3/43        the Board                     organizations from 1997 to present;
                                                         Interim President, LaSalle University
12 Funds                   Shall serve until death,      from 1998 to 1999; President and Chief
                           resignation or removal.       Executive Officer, Philadelphia Stock
                           Trustee since October 1998.   Exchange from 1981 to 1997.

                                                         Kalmar Pooled Investment Trust;
                                                         The RBB Fund, Inc. (19 portfolios)
                                                         (registered investment companies);
                                                         Independence Blue Cross; IntriCon
                                                         Corporation (industrial furnaces and
                                                         ovens).

THOMAS LEONARD             Trustee                       Retired since 2008; former Partner with
Date of Birth: 2/49                                      PricewaterhouseCoopers LLP (public
                           Shall serve until death,      accounting) from May 1970 to June 2008.
12 Funds                   resignation or removal.
                           Trustee since July 2008.      Alpha One Capital Partners, LLC
                                                         (3 portfolios) (unregistered investment
                                                         companies).

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                  TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
   NAME, ADDRESS AND                LENGTH OF TIME                     OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                  HELD
------------------------   ------------------------------   -----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Member of the Board of Managers
                           is elected and qualified.        of WTIM; Vice President of BNY Mellon
                           Officer since September 2005.    Investment Servicing (U.S.) Inc.
                                                            (formerly PNC Global Investment
                                                            Servicing (U.S.), Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      Rodney Square Management Corporation
                                                            RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                     PRINCIPAL OCCUPATION(S)
                                  TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
   NAME, ADDRESS AND                LENGTH OF TIME                   OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                  HELD
------------------------   ------------------------------   -----------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- FIXED INCOME FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr. Eric Brucker

Robert J. Christian

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON FIXED INCOME FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON
     FUNDS                                                      FIXED_Semi_12/10

                                                                  STRATEGY FUNDS

                                                                             AND

                                                             MULTI-MANAGER FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2010

                                                              LARGE-CAP STRATEGY

                                                              SMALL-CAP STRATEGY

                                                                   INTERNATIONAL

                                                                      REAL ASSET

                                                         (WILMINGTON FUNDS LOGO)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS

CONTENTS                                page
--------                                ----
President's Message .................      4
Expense Disclosure ..................     16
Disclosure of Portfolio Holdings ....     18
Investments .........................     20
Financial Statements ................    131
Financial Highlights ................    139
Notes to Financial Statements            146
Evaluation and Approval of
   Investment Advisory and
   Sub-Advisory Agreements ..........    162
Trustees and Officers ...............    165

DESCRIPTION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged.

All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX is an unmanaged index of USD-denominated, investment grade, fixed-rate, taxable corporate bonds issued by industrial, utility, and financial companies. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $250 million.

BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX is an unmanaged index of the USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below. Each issue in the index has at least one year left until maturity and an outstanding par value of at least $150 million.

BARCLAYS CAPITAL WORLD GOVERNMENT INFLATION-LINKED BOND INDEX measures the performance of the major government inflation-linked bond markets. The index is designed to include only those markets in which a global government linker fund is likely to invest. To be included, a market must have aggregate issuance of $4 billion or more and have minimum ratings of A3/A- for G7 and euro-zone issuers, Aa3/AA- otherwise.

BARCLAYS CAPITAL EMERGING MARKET GOVERNMENT INFLATION-LINKED BOND INDEX measures the total return performance of inflation-linked bonds from the major emerging market countries. The index includes government debt, i.e. direct obligations of the state issuer. Quasi-government and corporate debt is not included in the index.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) reflects the performance of a basket of futures contracts relating to six commodities and measures the value of this basket by tracking the closing prices of certain exchange traded contracts for the future delivery of each of these commodities, adjusted to reflect the relative weight of each commodity in the Index. The commodities included in the Index are: crude oil, heating oil, high grade primary aluminum, gold, corn and wheat.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD-DIVERSIFIED EXCESS RETURN(TM) reflects the performance of a basket of futures contracts relating to 14 of the most heavily-traded and imported physical commodities. The commodities included in the Index are: WTI crude oil, Brent crude oil, heating oil, RBOB gasoline, natural gas, gold, silver, aluminum, zinc, copper grade A, corn, wheat, soybeans and sugar.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     DESCRIPTION OF INDICES -- CONTINUED

DOW JONES-UBS COMMODITY INDEX TOTAL RETURN(SM) is designed to be a diversified benchmark for commodities as an asset class, and reflects the returns that are potentially available through an unleveraged investment in the futures contracts on physical commodities comprising the Index plus the rate of interest that could be earned on cash collateral invested in specified Treasury Bills. The Index is currently composed of futures contracts on 19 physical commodities.

MSCI ALL COUNTRY WORLD EX-US INDEX (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI EAFE(R) GROWTH AND VALUE INDICES (Europe, Australasia, Far East) are free float-adjusted market capitalization weighted indices that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of an underlying MSCI EAFE Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization weighted index that is designed to measure equity market performance of emerging markets. As of May 2010, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

MSCI WORLD EX-US INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. market. As of May 2010, the MSCI World ex-US Index consisted of 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

MSCI WORLD EX-US GROWTH AND VALUE INDICES are free float-adjusted market capitalization weighted indices that are designed to measure the equity market performance of developed markets, excluding the U.S. market. MSCI uses a two dimensional framework for style segmentation in which value and growth securities are categorized using a multi-factor approach, which uses three variables to define the value investment style characteristics and five variables to define the growth investment style characteristics including forward looking variables. The objective of the index design is to divide constituents of the MSCI World ex-US Index into respective value and growth indices, each targeting 50% of the free float adjusted market capitalization of the underlying market index.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     DESCRIPTION OF INDICES -- CONTINUED

MSCI WORLD EX-US SMALL-CAP INDEX is a free float-adjusted market capitalization weighted index that is designed to measure the smaller capitalized equity market performance of developed markets, excluding the U.S. market.

RUSSELL 3000(R) INDEX measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 1000(R) INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) GROWTH INDEX measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 1000(R) VALUE INDEX measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000(R) INDEX measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 2000(R) GROWTH INDEX measures the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values.

RUSSELL 2000(R) VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL MIDCAP(R) INDEX measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

THE S&P SMALLCAP 600(R) INDEX is a market capitalization weighted unmanaged index consisting of 600 stocks chosen by Standard and Poor's which comprise approximately 3% of the U.S. equities market. Measuring a segment of the market that is typically renowned for poor trading liquidity and financial instability, the companies meet specific inclusion criteria to ensure that they are investable and financially viable.

S&P DEVELOPED PROPERTY INDEX defines and measures the investable universe of publicly traded property companies in developed global markets.

BARCLAYS CAPITAL INTERMEDIATE U.S. CORPORATE INDEX, BARCLAYS CAPITAL INTERMEDIATE U.S. GOVERNMENT/CREDIT INDEX, BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, BARCLAYS CAPITAL WORLD GOVERNMENT INFLATION-LINKED BOND INDEX, BARCLAYS CAPITAL EMERGING MARKET GOVERNMENT INFLATION-LINKED BOND INDEX (C) BARCLAYS CAPITAL.

DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD(TM) AND DEUTSCHE BANK LIQUID COMMODITY INDEX-OPTIMUM YIELD-DIVERSIFIED EXCESS RETURN(TM) ARE TRADEMARKS OF DEUTSCHE BANK AG

THE DOW JONES-UBS COMMODITY INDEX(SM) IS A TRADEMARK OF DOW JONES & COMPANY,
INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

RUSSELL 1000(R), RUSSELL 2000(R), RUSSELL 3000(R) AND RUSSELL MIDCAP(R) ARE TRADEMARKS OF THE FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Virtually all major equity indices recorded large gains between July 1, 2010 and December 31, 2010, the first half of the Wilmington Funds' 2011 fiscal year. The Russell 3000, Russell 1000, and Russell 2000 Indices--representing the overall U.S. equity market, large-cap U.S. equities, and small-cap U.S. equities, respectively--returned +24.5%, +24.0%, and +29.4%. International equity benchmarks posted similar gains, with the MSCI EAFE (Net) Index of developed international markets returning +24.2%, and the MSCI Emerging Markets
(Net) Index returning +26.7% for the six-month period.

     Fixed income markets were challenged by rising interest rates in late 2010, though most broad bond indices finished the semi-annual span with modest gains. The broad market of taxable, investment-grade bonds, as measured by the Barclays Capital U.S. Aggregate Index, returned +1.2% during the six months ended December 31, 2010. High-yield bonds provided some cushion in the face of rising rates, with the Barclays Capital U.S. Corporate High-Yield Index returning +10.2%.

     Domestic equity markets were buoyed by the latest round of quantitative easing, an effort by the Federal Reserve Board to lower long-term interest rates and stimulate the economy by buying up to $600 billion in bonds. Indeed, equities rose strongly in anticipation of the second round of quantitative easing, also known as QE2, even before the QE2 program actually set sail. Mid-term elections established a Republican majority in the U.S. House of Representatives, with similar results repeated at the state level across the nation. The Republican mandate improved sentiment toward an administration that appeared increasingly supportive of business. Prior to year-end, the Bush tax cuts were extended as part of a new round of legislation aimed at stimulating the economy. Along with a continuation of strong corporate earnings, these political and policy events provided ample fuel to support a consistent and strong domestic equity performance in the six-month period ended December 31, 2010. At the same time, forecasts for the U.S. economy brightened, bringing the consensus prediction for growth in 2011 to 3.2% on a real (inflation-adjusted) basis.

     The on-again, off-again sovereign debt issues that have plagued the Eurozone markets eased during the summer, with European markets rallying and dollar returns enhanced by an appreciating Euro. However, in the final quarter of 2010, real estate issues in Ireland precipitated a new widening in Eurozone credit spreads--that is, an increase in Eurozone bond yields relative to the yields of U.S. Treasury securities. Elsewhere, the Pacific markets registered double-digit gains in dollar terms during the six-month period, highlighted by continued strength in the Yen. Emerging market equities also posted double-digit gains, although concerns about efforts to manage China's rapid economic growth serve as a key overhang entering calendar year 2011.

     Commodity- and real estate-related securities kept pace with broad equity market indices during the six months ended December 31, 2010. The Dow Jones-UBS Commodity Index returned +29.2%, while the S&P Global Developed Property Index returned +26.4%. Global inflation-linked bonds ("ILBs"), measured by the Barclays World Government ILB Index, returned far less (+2.0%) amid late-year increases in both inflation expectations and real (inflation-adjusted) interest rates in the majority of developed markets. For example, the expected annualized rate of U.S. inflation over the coming decade--an amount that can be inferred from differences between the yields of conventional and inflation-indexed U.S. Treasuries--rose from roughly 1.7% in August to about 2.3% in December, while 10-year real yields moved from roughly 0.5% in October to about 1.0% in December.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

WILMINGTON LARGE-CAP STRATEGY FUND
(FORMERLY THE WILMINGTON MULTI-MANAGER LARGE-CAP FUND)

     The Institutional Shares of the Wilmington Large-Cap Strategy Fund (the "Fund") returned +23.62% for the six months ended December 31, 2010, compared to a return of +24.03% for the Russell 1000 Index. The Russell 1000 Value Index returned +21.74% and the Russell 1000 Growth Index returned +26.37%. The Fund changed to a passive security selection with a tactical overlay mandate in June 2010; therefore manager selection had no impact on the Fund's performance during this six-month period.

     The Fund follows the Tactical Asset Allocation advice of Wilmington Trust's Investment Strategy Team ("IST"). Their advice is constructed from a combination of momentum models, relative valuation models and IST member insights. The momentum models attempt to determine market sentiment by evaluating recent market movements. Relative valuation models aim to identify which market segments may be 'cheap' or 'rich' compared to the overall market. These models together provide signals which the team members then determine, based on their investment experience, whether or not to implement. When the IST tactical allocation process recommends a change, the IST typically suggests five to ten percent moves.

     The Fund began the third quarter of 2010 with a 50% value / 50% growth target. The IST recommended keeping the style-tilt neutral to the Russell 1000 benchmark throughout the quarter. Therefore the Fund's performance was not impacted by tactical asset allocation calls during the third and fourth quarters of 2010. The Russell 1000 Value Index returned +10.1% and the Russell 1000 Growth Index returned +13.0% for the third quarter.

     The Fund began the fourth quarter of 2010 at 50% value / 50% growth. However, at the October IST meeting, the models and members agreed to overweight growth for domestic large cap assets. The target weights were adjusted from core, where the targets are neutral and neither value nor growth stocks are favored, to a blend target of 60% growth companies and 40% value companies. The Fund was rebalanced to the new target weights at the end of October. Growth companies outperformed value companies in November, adding +0.15% to relative return. In December, the Fund remained positioned at 40% value / 60% growth. Value stocks outperformed in December resulting in -0.24% of relative return. For the quarter, IST allocation advice had a -0.1% impact on relative return.

     The remaining -0.4% of underperformance is attributable to the performance hindrance of marginal cash balances, operating expenses and trading costs. Securities lending had less than +0.1% contribution to the semi-annual return.

     At the end of December, the IST increased the growth tilt to 35% value / 65% growth. The Fund was rebalanced at the end of December to track the new target. The IST and the Investment Research Team are researching additional tactics to help improve the risk-adjusted return of the Fund.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The following table compares the performance of the Fund with that of the Russell 1000 Index and the S&P 500 Index for the periods ended December 31, 2010.

                       WILMINGTON LARGE-CAP STRATEGY FUND

                                                          Average Annual Total Returns
                                                   For the Periods Ended December 31, 2010
                                                 -------------------------------------------------
                                         SIX                              SINCE          SINCE
                                        MONTHS    1 YEAR    5 YEARS    INCEPTION(1)   INCEPTION(2)
                                        ------   --------   --------   ------------   ------------
Large-Cap Fund
   -- Institutional Shares              23.62%    13.25%      0.88%       3.87%            NA
   -- A Shares (with sales charge)(3)   18.43%     8.34%     -0.14%         NA          -0.28%
   -- A Shares at NAV                   22.70%    12.32%      0.57%         NA           0.42%
Russell 1000 Index                      24.03%    16.10%      2.59%       6.07%          2.43%
S&P 500 Index                           23.27%    15.06%      2.29%       5.56%          2.10%

----------
FUND EXPENSE RATIOS(4): INSTITUTIONAL SHARES - 0.80% (GROSS) & 0.25% (NET), A
                        SHARES - 1.05% (GROSS) & 0.50% (NET)

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2010.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES AND THE INDICES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2010.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010. NET EXPENSES ARE REDUCED BY A CONTRACTUAL FEE WAIVER AGREEMENT AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVER. THIS CONTRACTUAL FEE WAIVER AGREEMENT WILL REMAIN IN PLACE THROUGH OCTOBER 31, 2011, UNLESS THE BOARD OF TRUSTEES APPROVES ITS EARLIER TERMINATION.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON SMALL-CAP STRATEGY FUND

     The Institutional Shares of the Wilmington Small-Cap Strategy Fund (the "Fund") returned +29.08% for the six months ended December 31, 2010, compared to a return of +29.38% for the Russell 2000 Index. The Fund seeks to achieve long-term capital appreciation through the use of tactical investment tilts. We expect that the returns of the Fund will closely track those of the Russell 2000 Index; however, if the Fund's tactical allocations are unsuccessful the Fund's performance may be below that of the Russell 2000 Index.

     The Fund began the third quarter with a 50% value / 50% growth target. The Wilmington Trust Investment Strategy Team ("IST") recommended keeping the style-tilt neutral to the Russell 2000 Index benchmark throughout the third and fourth quarters. Therefore the Fund's performance was not impacted by tactical asset allocation calls. The Russell 2000 Value Index returned +26.58% and the Russell 2000 Growth Index returned +32.14% during the last half of 2010. Income from securities lending contributed less than +0.1% to excess return for the period. The 30 basis points of underperformance is mainly attributable to the performance hindrance of marginal cash balances and operating expenses of the Fund. The IST and the Investment Research Team are evaluating additional tactics which can be used to help improve the risk-adjusted return of the Fund.

     The following table compares the performance of the Fund with that of the Russell 2000 Index and the S&P SmallCap 600 Index for the periods ended December 31, 2010.

                       WILMINGTON SMALL-CAP STRATEGY FUND

                                         Average Annual Total Returns
                                    For the Periods Ended December 31, 2010
                              --------------------------------------------------
                               SIX                                     SINCE
                              MONTHS     1 YEAR        5 YEARS      INCEPTION(1)
                              ------   -----------   ------------   ------------
Small-Cap Strategy Fund
    -- Institutional Shares   29.08%      26.94%         2.26%         7.07%
Russell 2000 Index            29.38%      26.85%         4.47%         9.11%
S&P SmallCap 600 Index        27.43%      26.31%         4.64%         9.95%

----------
FUND EXPENSE RATIOS(2): INSTITUTIONAL SHARES - 1.07% (GROSS) & 0.25% (NET)

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

SMALL COMPANY STOCKS MAY BE SUBJECT TO A HIGHER DEGREE OF MARKET RISK THAN THE SECURITIES OF MORE ESTABLISHED COMPANIES BECAUSE THEY TEND TO BE MORE VOLATILE AND LESS LIQUID.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2010.

(2) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010. NET EXPENSES ARE REDUCED BY CONTRACTUAL FEE WAIVER AGREEMENT AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVER. THIS CONTRACTUAL FEE WAIVER AGREEMENT WILL REMAIN IN PLACE THROUGH OCTOBER 31, 2011, UNLESS THE BOARD OF TRUSTEES APPROVES ITS EARLIER TERMINATION.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

 WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

     The Institutional Shares of the Wilmington Multi-Manager International Fund (the "Fund") returned +26.97% for the six months ended December 31, 2010, compared to a return of +24.98% for the MSCI All Country World ex-US Index ("MSCI ACWI ex-US"). The MSCI ACWI ex-US is a free float-adjusted market capitalization index that is designed to measure developed and emerging market equity performance, excluding the U.S.

     Non-U.S. equities posted much stronger absolute returns in the first half of the semi-annual period than in the second half as the MSCI ACWI ex-US gained +16.6% from July through September while returning +7.2% from October through December. The returns in the first half of the period were aided by the weakness of the U.S. dollar as the overall impact of currency fluctuations helped to boost the dollar-denominated returns by +8%. Developed European equities posted far better relative results in the first half of the period, returning +19.4% as the entire region benefitted from better than expected economic news and positive results from the bank stress tests that took place in July. Meanwhile, developed Pacific equities only returned +11.5%, explained in large part by the results from Japan (+5.8% from July through September) over concerns about exports driven by strengthening of the yen and political turmoil. Within emerging markets in the first half of the period, Latin America was the best performing region returning +21.0% due to expected lessening inflation fears in Chile, Colombia, and Brazil. The emerging Far East region was the laggard over the same time period, greatly influenced by the results from China (+10.7%) which began to show some signs of slowing growth.

     The quarter ended December 2010 marked the sixth out of the last seven quarters that non-U.S. equities posted positive returns. In marked contrast from the first half of the period, the second half witnessed the developed European region trailing the developed Pacific region by over -6% (+4.5% vs. +10.6%) as the poor relative performance of the troubled PIIGS countries (Portugal, Ireland, Italy, Greece, and Spain) weighed on the results of the region. The returns in the fourth quarter 2010 were slightly aided by the continued overall weakness of the U.S. dollar as the impact of currency fluctuations helped to boost the dollar-denominated returns by just over +1%. The MSCI Emerging Markets Net Index returned +7.3% in the fourth quarter barely beating the developed markets equity index by 0.1%. China returned only +0.7% in the quarter and weighed heavily on the returns of the entire index though their returns did not influence their neighboring countries in Emerging Asia such as Taiwan (+17.4%) and Korea (+12.8%).

     The Fund began the period with a tactical allocation of 35% to emerging markets and ended the period with an allocation of 27% to emerging markets. The MSCI Emerging Markets Index returned +26.7% and outperformed the Fund's benchmark by +1.7%. The Fund's constant overweight to emerging markets and corresponding underweight to developed markets (the MSCI ACWI ex-US had an average weight of 24% to emerging markets in the period) had a modest positive effect on the Fund's relative performance. The Fund started the period with a tactical allocation of 13% to developed market small-cap stocks and ended the period with an allocation of 5% to developed market small-cap stocks. The MSCI World ex-US Small Cap Index, a proxy for developed market small-cap stocks, returned +32.9% and outperformed the Fund's benchmark by +7.9%. The Fund's constant overweight to developed market small-cap stocks and corresponding underweight to developed market large-cap stocks (the Fund's benchmark does not include any small-cap stocks) had a modest positive effect on the Fund's relative performance.

     The Fund started the period with an equally-weighted allocation between developed market large-cap value and growth. At the beginning of November, the Fund shifted to a tactical allocation within developed large-cap of 60% growth and 40% value. This allocation had a small positive influence on the Fund's relative performance as the MSCI World ex-US Growth Index returned +5.0% over the last two months of the period while the MSCI World ex-US Value Index returned +1.9%.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The Fund currently allocates the Funds' assets to four sub-advisers:
Dimensional Fund Advisors LP ("DFA"), Goldman Sachs Asset Management, L.P. ("GSAM"), Artio Global Investment Management, Inc. ("Artio"), and Parametric Portfolio Associates, Inc. ("Parametric"). The Fund also is invested in two active developed country small-cap mutual funds, MFS International New Discovery Fund and Vanguard International Explorer Fund. Manager selection, overall, had had a modest positive effect on the Fund's excess returns. The change in November to reduce the allocation to emerging markets from 35% to 30% reduced the Fund's flexibility to continue to have two active emerging markets sub-advisers, and we decided to reduce the assets managed by Principal Global Investors, LLC ("Principal") to zero. Concurrent with this change was the decision to invest the proceeds in a passive developed large-cap portfolio managed by Parametric (benchmarked to MSCI World ex-US Growth Index). Emerging markets equities, especially local ownership, usually needs a large asset base to support the operational overhead of having over 20 local custodial accounts open and it was not economically feasible anymore to have two active emerging markets sub-advisers. We decided to retain Parametric as the only active emerging markets sub-adviser because we expect their strategy will continue to have low correlation of excess returns with the other sub-advisers in the Fund, providing return and risk diversification benefits. During the period that Principal managed Fund assets, they had a no material impact on the Fund's excess returns as their portfolio virtually equaled the return of its benchmark index.

     The developed market large-cap value portion of the Fund's assets managed by DFA returned +28.2% and outperformed its MSCI World ex-US Value Index benchmark by +5.7%. DFA's process to overweight high book/market value stocks and underweight the largest cap-weighted stocks in the index greatly benefited the Fund. These two constant investment factors led them towards an overweight allocation to materials and consumer discretionary sectors both of which outperformed the value benchmark.

     The developed market large-cap growth portion of the Fund's assets managed by GSAM returned +27.4% and exceeded its MSCI World ex-US Growth Index benchmark by +1.1%. GSAM's investment themes produced somewhat modest positive contributions driven by strong results from its valuation factors and leading it to having good stock selection results in consumer discretionary and industrial sectors.

     The portion of the Fund's assets managed by Artio returned +21.6% and trailed its MSCI World ex-US Index benchmark by -2.9%. The performance of the Artio managed assets was negatively impacted by an underweight to the financial sector as Artio remained cautious on the outlook for Eurozone banks and instead preferred U.K. banks. Artio's meaningful position in gold and gold mining stocks in the first half of the period also took a toll on relative returns as did its cash exposure. During the latter half of the period, its stock selection in China and Hong Kong detracted from its portfolio's relative returns.

     The emerging markets portion of the Fund's assets managed by Parametric returned +27.8% and beat its MSCI Emerging Markets Index benchmark by +1.1%. A structural underweight to China (+11.5% during the period) had the most meaningful positive impact on relative performance while an underweight allocation to Korea (+32.2%) and Taiwan (+39.7%) were two factors that detracted from relative returns.

     The Fund's holdings of two actively-managed developed market small-cap mutual funds, the Vanguard International Explorer Fund (+31.8%) and the MFS International New Discovery Fund (+28.6%), had a slight negative effect on the Fund's excess returns as both funds trailed the MSCI World ex-US Small-Cap Index which returned +32.9%.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     The following performance table compares the performance of the Fund with that of the MSCI ACWI ex-US Index for the periods ended December 31, 2010.

                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND

                                                         Average Annual Total Returns
                                                   For the Periods Ended December 31, 2010
                                                 -----------------------------------------------
                                         SIX                                           SINCE
                                        MONTHS    1 YEAR     5 YEARS    10 YEARS    INCEPTION(1)
                                        ------   --------   --------   ---------   -------------
International Fund
   -- Institutional Shares              26.97%    16.08%      4.36%      3.30%          NA
   -- A Shares (with sales charge)(2)   22.37%    11.83%        NA         NA         3.48%
   -- A Shares at NAV                   26.89%    15.91%      4.13%        NA         4.22%
MSCI ACWI ex-US                         24.98%    11.15%      4.82%      5.54%        2.43%

----------
FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES - 1.44% (GROSS & NET), A SHARES -
                        1.69% (GROSS & NET)

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

INVESTING IN FOREIGN SECURITIES MAY INVOLVE CERTAIN ADDITIONAL RISK, INCLUDING, BUT NOT LIMITED TO, EXCHANGE RATE FLUCTUATIONS, LESS LIQUIDITY, GREATER VOLATILITY, LESS REGULATION AND MORE POLITICAL AND ECONOMIC INSTABILITY.

(1) THE SINCE INCEPTION RETURN IS NOT PROVIDED FOR SHARE CLASSES THAT ARE MORE THAN TEN YEARS OLD. THE SINCE INCEPTION RETURNS SHOWN FOR A SHARES AND THE INDEX ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2010.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON MULTI-MANAGER REAL ASSET FUND

     For the six months ended December 31, 2010, the Institutional Shares of the Wilmington Multi-Manager Real Asset Fund (the "Fund") returned +16.15%, compared to a return of +17.14% for the blended benchmark. The blended benchmark is a blend of 40% Barclays Capital World Government Inflation-Linked Bond ("ILB") Index (hedged, USD), 30% S&P Developed Property Index (hedged, USD), and 30% Dow Jones-UBS Commodity Index ("DJUBSCI"). During the period, the Barclays World Government ILB Index gained +2.00%, the S&P Developed Property Index gained +26.45%, and the DJUBSCI gained +29.24%.

     During the period, the Fund's allocation was kept in line with that of its blended benchmark. The performance differential between the Fund and the blended benchmark, therefore, is attributed to operating expenses and investment performance of the Fund's sub-advisers.

     Helped by additional quantitative easing - which was initiated in November (and anticipated in October), - diminished concerns over Europe's debt woes, and a pickup in China's growth, more-volatile assets were the best performers during the second half of 2010. Among diversified real assets, that meant that commodities and real estate securities outperformed ILBs. Inflation expectations increased, as evidenced by breakeven inflation (the difference between nominal interest rates and real interest rates) rising. Real interest rates generally fell, moving from 1.10% to 1.01% for the overall global ILB benchmark.

     Global ILBs, as measured by the Barclays Capital World Government ILB Index (hedged, USD), gained just +2.0% during the six-month period. Real interest rates generally fell during this time period, but inflation expectations - as measured by breakeven inflation - increased. The Fund currently employs two global ILB investment managers: Pacific Investment Management Company LLC ("PIMCO") and Sinopia Asset Management ("Sinopia"). The Fund's assets in global developed- and emerging-market ILBs managed by PIMCO outperformed its blended benchmark during the period by +0.4%. The PIMCO portfolio's blended benchmark consists of 85% Barclays Capital World Government ILB Index and 15% Barclays Capital Emerging Market Government ILB Index, and it gained +2.8%. The Fund's assets managed by PIMCO benefited from a variety of positions including over-weights to U.S. and Canadian ILBs (which benefited from rising inflation expectations) at the expense of European ILBs, and exposure to emerging market currencies (which benefited from the U.S. dollar's weakness). The Fund's assets in global, developed-market ILBs managed by Sinopia generated a small gain (+0.1%) versus the Barclays World Government ILB Index, due primarily to country allocation decisions (particularly an overweight to Japanese ILBs at the expense of European ILBs) and an underweight to duration relative to their benchmark.

     Global real estate securities rallied during the second half of 2010 and ended the six-month period up +26.4%, as measured by the S&P Developed Property Index. Improving property fundamentals (occupancy rates, balance sheets, interest rates, etc.) - as well as the generally favorable macro-economic news, drove returns during this period. In this strong up market, though, many active real estate securities managers found it hard to keep up with the benchmark and the Fund's two global real estate sub-advisers were no exception. The Fund's assets managed by ING Clarion Real Estate Securities, LP ("ING CRES") trailed the global benchmark by approximately -0.8% during the period, while the assets managed by EII Realty Securities, Inc. ("EII") fared a bit better, trailing by -0.4%. The performance of the assets managed by ING CRES was hurt by country allocation decisions, particularly their underweight allocation to Europe during the third quarter 2010 (which was the best performing region due to the positive market response to the "less-bad-than-expected" bank stress test results) and an underweight to the outperforming Japanese market during the fourth quarter 2010. The performance of the assets managed by EII, on the

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

other hand, was hurt by stock selection decisions in North America, as well as their cash reserves (which detracted in such a strong up-market).

     Commodities fared the best of the three asset classes in the Fund during the six-month-period, rising +29.2%, as measured by the DJUBSCI. During this time, there were wide dispersions among the returns of the various commodity sectors - the softs sector (which includes cotton, sugar, and coffee) gained an impressive +75%, as measured by the Dow Jones-UBS Softs Index, while the energy sector gained just +4%, as measured by the Dow Jones-UBS Energy Index. Soft commodities benefited from low inventory levels and adverse weather conditions, while the energy sector was driven lower by natural gas (-23%) which has been suffering from an abundance of supply. The PIMCO CommodityRealReturn Fund (the "PIMCO Fund") gained 32.3%, significantly outpacing the DJUBSCI. The PIMCO Fund invests in derivative securities whose performance is linked to the DJUBSCI, while the collateral portion of the portfolio is actively managed by investing primarily in domestic ILBs in an attempt to add incremental returns, along with additional inflation hedging. The PIMCO Fund's excess return, therefore, can be attributed to the collateral portfolio beating the return on T-Bills, which is the implied cost-of-carry for the index. The Credit Suisse Commodity Return Strategy Fund (the "Credit Suisse Fund") has a similar structure as the PIMCO Fund, but instead of investing the collateral primarily in domestic ILBs, it invests primarily in enhanced cash securities. During the period, the Credit Suisse Fund modestly outperformed the DJUBSCI (+29.3% vs. +29.2%). Finally, in the commodities space, the Fund's exposure to the Deutsche Bank Liquid Commodity Index-Optimum Yield Diversified ("DBLCIOY Diversified") - attained via investment in the PowerShares DB Commodity Index Tracking Fund, as well as investment in a structured note - detracted from performance. During the period, the DBLCIOY Diversified gained +27.0%, which was -2.2% lower than the DJUBSCI. While the dynamic method of rolling expiring futures contracts that the index employs added value over the trailing six months, unfortunately it was not enough to offset some of the strategic relative over-/under-weight allocations which detracted from returns versus the DJUBSCI.

     The following table compares the performance of the Fund with that of the Barclays Capital World Government Inflation-Linked Bond Index ("Barclays GILB Index") and the Fund's blended benchmark for the periods ended December 31, 2010.

                    WILMINGTON MULTI-MANAGER REAL ASSET FUND

                                                            Average Annual Total Returns
                                                      For the Periods Ended December 31, 2010
                                                 ----------------------------------------------------
                                         SIX                                 SINCE          SINCE
                                        MONTHS     1 YEAR      5 YEARS    INCEPTION(1)   INCEPTION(2)
                                        ------   -----------   --------   ------------   ------------
Real Asset Fund
   -- Institutional Shares              16.15%      11.22%       5.11%       10.47%            NA
   -- A Shares (with sales charge)(3)   11.88%       7.09%       4.10%          NA           4.20%
   -- A Shares at NAV                   15.96%      10.95%       4.84%          NA           4.95%
Blended Index: GILB/S&P Dev
   Pr/DJ-UBS(4)                         17.14%      14.04%       5.09%        8.09%          5.09%
Barclays GILB Index (USD Hedged)         2.00%       5.43%       4.74%        5.17%          4.74%

----------
FUND EXPENSE RATIOS(5): INSTITUTIONAL SHARES - 1.14% (GROSS & NET),
                        A SHARES - 1.39% (GROSS & NET)

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
      PRESIDENT'S MESSAGE -- CONTINUED

PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN FOR THE INSTITUTIONAL SHARES AND THE INDICES ARE FOR THE PERIOD JULY 1, 2003, COMMENCEMENT OF OPERATIONS FOR THE INSTITUTIONAL SHARES, THROUGH DECEMBER 31, 2010.

(2) THE SINCE INCEPTION RETURNS SHOWN FOR THE A SHARES ARE FOR THE PERIOD DECEMBER 20, 2005, COMMENCEMENT OF OPERATIONS FOR THE A SHARES, THROUGH DECEMBER 31, 2010. THE SINCE INCEPTION RETURNS FOR THE INDICES ARE FOR THE PERIOD DECEMBER 31, 2005 THROUGH DECEMBER 31, 2010.

(3) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(4) THE BLENDED INDEX IS CURRENTLY COMPRISED OF A 40% WEIGHTING OF THE BARCLAYS GILB INDEX, 30% WEIGHTING OF THE S&P GLOBAL DEVELOPED PROPERTY INDEX, AND A 30% WEIGHTING OF THE DOW JONES-UBS COMMODITY INDEX TOTAL RETURN. PRIOR TO JANUARY 1, 2009, THE BLENDED INDEX WAS COMPRISED OF A 50% WEIGHTING OF THE BARCLAYS US TIPS INDEX, A 30% WEIGHTING OF THE FTSE NAREIT EQUITY INDEX AND A 20% WEIGHTING OF THE DOW JONES- AIG COMMODITY INDEX TOTAL RETURN.

(5) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

     We invite your comments and questions and thank you for your investment in the Wilmington Strategy and Multi-Manager Funds. We look forward to reviewing our investment outlook and strategy with you in our next report to shareholders.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 28, 2011

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE WILMINGTON FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS OR SUMMARY PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT www.wilmingtonfunds.com. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH AND FROM COMMENTS PROVIDED BY THE PORTFOLIO MANAGERS AND THE SUB-ADVISERS OF EACH OF THE FUNDS. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2010 to December 31, 2010).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

- ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

- HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FOR THE PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLES

                                               BEGINNING      ENDING                  EXPENSES
                                                ACCOUNT      ACCOUNT     ANNUALIZED     PAID
                                                 VALUE         VALUE        EXPENSE     DURING
                                                7/1/10       12/31/10      RATIO       PERIOD*
                                              -----------   ----------   ----------   ---------
LARGE-CAP STRATEGY FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ........................    $1,000.00    $1,236.20       0.25%       $1.41
Hypothetical 5% Return Before Expenses ....     1,000.00     1,023.93       0.25         1.28
LARGE-CAP STRATEGY FUND
   -- A SHARES
Actual Fund Return ........................    $1,000.00    $1,227.00       0.50%       $2.81
Hypothetical 5% Return Before Expenses ....     1,000.00     1,022.65       0.50         2.55
SMALL-CAP STRATEGY FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ........................    $1,000.00    $1,290.80       0.25%       $1.44
Hypothetical 5% Return Before Expenses ....     1,000.00     1,023.93       0.25         1.28

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     EXPENSE DISCLOSURE -- CONTINUED

                                               BEGINNING      ENDING                   EXPENSES
                                                ACCOUNT      ACCOUNT     ANNUALIZED      PAID
                                                VALUE         VALUE        EXPENSE      DURING
                                                7/1/10      12/31/10       RATIO        PERIOD*
                                              ----------    ----------   ----------   ---------
MULTI-MANAGER INTERNATIONAL FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00     $1,269.70       1.58%      $ 9.04
Hypothetical 5% Return Before Expenses ....    1,000.00      1,017.14       1.58         8.07
MULTI-MANAGER INTERNATIONAL FUND
   -- A SHARES
Actual Fund Return ........................   $1,000.00     $1,268.90       1.87%      $10.69
Hypothetical 5% Return Before Expenses ....    1,000.00      1,015.66       1.87         9.55
MULTI-MANAGER REAL ASSET FUND
   -- INSTITUTIONAL SHARES
Actual Fund Return ........................   $1,000.00     $1,161.50       1.01%       $5.50
Hypothetical 5% Return Before Expenses ....    1,000.00      1,020.05       1.01         5.16
MULTI-MANAGER REAL ASSET FUND
   -- A SHARES
Actual Fund Return ........................   $1,000.00     $1,159.60       1.26%       $6.86
Hypothetical 5% Return Before Expenses ....    1,000.00      1,018.78       1.26         6.43

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), then divided by 365.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS

DECEMBER 31, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Strategy Funds and the Wilmington Multi-Manager Funds as a percentage of its total investments, excluding short-term investments held as collateral for loaned securities.

LARGE-CAP STRATEGY FUND

Common Stocks
   Information Technology ........    22.1%
   Financials ....................    12.8%
   Consumer Discretionary ........    12.1%
   Industrials ...................    11.7%
   Energy ........................    11.6%
   Health Care ...................    10.7%
   Consumer Staples ..............     9.6%
   Materials .....................     4.4%
   Utilities .....................     2.4%
   Telecommunication Services ....     2.3%
Exchange-Traded Funds ............     0.3%
                                     -----
                                     100.0%
                                     =====

SMALL-CAP STRATEGY FUND

Common Stocks
   Financials ....................    20.4%
   Information Technology ........    18.6%
   Industrials ...................    16.0%
   Consumer Discretionary ........    13.6%
   Health Care ...................    12.2%
   Energy ........................     6.4%
   Materials .....................     5.7%
   Utilities .....................     3.0%
   Consumer Staples ..............     2.9%
   Telecommunication Services ....     1.0%
Exchange-Traded Funds ............     0.2%
                                     -----
                                     100.0%
                                     =====

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS -- CONTINUED

MULTI-MANAGER INTERNATIONAL FUND

Common Stocks
   Financials ....................    20.4%
   Materials .....................    13.4%
   Industrials ...................    10.8%
   Consumer Discretionary ........     9.6%
   Consumer Staples ..............     8.9%
   Energy ........................     7.5%
   Information Technology ........     4.6%
   Telecommunication Services ....     4.3%
   Health Care ...................     3.0%
   Utilities .....................     2.4%
Exchange-Traded Funds ............     7.0%
Mutual Funds .....................     3.6%
Short-Term Investments ...........     1.5%
Call Warrants ....................     1.4%
Preferred Stock ..................     1.3%
Certificates .....................     0.2%
Rights ...........................     0.1%
                                     -----
                                     100.0%
                                     =====

COUNTRY ALLOCATION

   Japan .........................    11.9%
   United Kingdom ................    10.9%
   Canada ........................     6.3%
   Germany .......................     4.7%
   France ........................     4.5%
   Switzerland ...................     4.2%
   Australia .....................     4.0%
   Hong Kong .....................     3.1%
   Netherlands ...................     3.0%
   Taiwan ........................     1.8%
   Russia ........................     1.8%
   Sweden ........................     1.7%
   South Africa ..................     1.6%
   Mexico ........................     1.6%
   China .........................     1.6%
   Brazil ........................     1.5%
   South Korea ...................     1.5%
   Luxembourg ....................     1.3%
   Singapore .....................     1.0%
   India .........................     1.0%
   Denmark .......................     1.0%
   All other countries less
      than 1% ....................    17.9%
Exchange-Traded Funds ............     7.0%
Mutual Funds .....................     3.6%
Short-Term Investments ...........     1.5%
                                     -----
                                     100.0%
                                     =====

MULTI-MANAGER REAL ASSET FUND

Inflation-Linked and Fixed
   Income Securities
   Foreign Government Inflation
      -Linked Securities .........    24.3%
   U.S. Government Inflation
      -Linked Securities .........    12.3%
   Corporate Bonds ...............     3.4%
   Exchange-Traded Funds .........     2.1%
   Asset-Backed Securities .......     0.9%
   Variable Rate Demand Notes ....     0.6%
Real Estate Related Securities
   REITs
      Retail .....................     5.4%
      Diversified ................     2.9%
      Office .....................     2.6%
      Specialized ................     2.4%
      Residential ................     1.9%
      Industrial .................     0.7%
   Common Stock ..................    10.6%
Commodity Related Securities
   Investment Companies ..........     7.9%
   Exchange-Traded Funds .........     4.0%
   Structured Note ...............     6.2%
Short-Term Investments ...........    11.8%
                                     -----
                                     100.0%
                                     =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available without charge by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

    (Showing Percentage of Net Assets)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
COMMON STOCK -- 99.7%
   CONSUMER DISCRETIONARY -- 12.1%
      AUTO COMPONENTS -- 0.5%
         Autoliv, Inc.*(1) ..........................       2,450   $    193,403
         BorgWarner, Inc.*(1) .......................       4,740        342,987
         Federal-Mogul Corp.* .......................       5,500        113,575
         Gentex Corp.*(1) ...........................       2,390         70,648
         Johnson Controls, Inc. .....................      25,730        982,886
         Lear Corp.* ................................       1,200        118,452
         The Goodyear Tire & Rubber Co.* ............      12,460        147,651
         TRW Automotive Holdings Corp.* .............       3,510        184,977
                                                                    ------------
                                                                       2,154,579
                                                                    ------------
      AUTOMOBILES -- 0.6%
         Ford Motor Co.*(1) .........................     137,120      2,302,245
         Harley-Davidson, Inc. ......................       7,950        275,626
         Tesla Motors, Inc.* ........................       4,800        127,824
         Thor Industries, Inc. ......................         280          9,509
                                                                    ------------
                                                                       2,715,204
                                                                    ------------
      DISTRIBUTORS -- 0.1%
         Genuine Parts Co. ..........................       4,960        254,646
         LKQ Corp.* .................................       6,240        141,773
                                                                    ------------
                                                                         396,419
                                                                    ------------
      DIVERSIFIED CONSUMER SERVICES -- 0.2%
         Apollo Group, Inc. - Class A* ..............       4,587        181,141
         Career Education Corp.*(1) .................         845         17,517
         DeVry, Inc. ................................       2,020         96,920
         Education Management Corp.*(1) .............       3,800         68,780
         H&R Block, Inc.(1) .........................       7,760         92,422
         Hillenbrand, Inc. ..........................         200          4,162
         ITT Educational Services, Inc.*(1) .........       1,970        125,469
         Service Corp. International* ...............      10,870         89,677
         Strayer Education, Inc.(1) .................         310         47,188
         Weight Watchers International, Inc. ........       1,560         58,484
                                                                    ------------
                                                                         781,760
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      HOTELS, RESTAURANTS & LEISURE -- 2.3%
         Bally Technologies, Inc.* ..................       4,400     $  185,636
         Brinker International, Inc. ................       4,020         83,938
         Carnival Corp. .............................      13,520        623,407
         Chipotle Mexican Grill, Inc. - Class A* ....       1,250        265,825
         Choice Hotels International, Inc.(1) .......          60          2,296
         Darden Restaurants, Inc.* ..................       4,640        215,482
         Hyatt Hotels Corp. - Class A* ..............       2,750        125,840
         International Game Technology ..............      15,200        268,888
         International Speedway Corp. - Class A .....          70          1,832
         Las Vegas Sands Corp.*(1) ..................      11,520        529,344
         Marriott International, Inc. - Class A(1) ..      10,972        455,777
         McDonald's Corp. ...........................      44,099      3,385,039
         MGM Resorts International*(1) ..............       9,410        139,738
         Panera Bread Co. - Class A* ................       1,445        146,248
         Penn National Gaming, Inc.* ................       2,480         87,172
         Royal Caribbean Cruises, Ltd.* .............       4,080        191,760
         Scientific Games Corp. - Class A* ..........         200          1,992
         Starbucks Corp. ............................      28,960        930,485
         Starwood Hotels & Resorts Worldwide, Inc. ..       7,530        457,673
         Wendy's/Arby's Group, Inc. - Class A .......       1,200          5,544
         WMS Industries, Inc.* ......................       3,820        172,817
         Wyndham Worldwide Corp. ....................       5,260        157,590
         Wynn Resorts, Ltd.(1) ......................       2,420        251,293
         Yum! Brands, Inc.* .........................      18,250        895,162
                                                                    ------------
                                                                       9,580,778
                                                                    ------------
      HOUSEHOLD DURABLES -- 0.5%
         D.R. Horton, Inc. ..........................       7,070         84,345
         Fortune Brands, Inc. .......................       4,760        286,790
         Garmin, Ltd.(1) ............................       1,290         39,977

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      HOUSEHOLD DURABLES -- (CONTINUED)
         Harman International
            Industries, Inc.* .......................       1,180   $     54,634
         Jarden Corp. ...............................       1,560         48,157
         KB Home ....................................         940         12,681
         Leggett & Platt, Inc.(1) ...................       3,670         83,529
         Lennar Corp. - Class A(1) ..................       4,910         92,063
         M.D.C. Holdings, Inc. ......................         230          6,617
         Mohawk Industries, Inc.* ...................       1,650         93,654
         Newell Rubbermaid, Inc. ....................       8,520        154,894
         NVR, Inc.*(1) ..............................         330        228,037
         Pulte Homes, Inc.*(1) ......................       8,840         66,477
         Stanley Black &
            Decker, Inc. ............................       4,520        302,252
         Tempur-Pedic
            International, Inc.* ....................       2,900        116,174
         Toll Brothers, Inc.* .......................       4,050         76,950
         Tupperware Brands Corp. ....................       2,700        128,709
         Whirlpool Corp.(1) .........................       2,450        217,633
                                                                    ------------
                                                                       2,093,573
                                                                    ------------
      INTERNET & CATALOG RETAIL -- 1.0%
         Amazon.com, Inc.* ..........................      14,630      2,633,400
         Expedia, Inc.(1) ...........................       6,240        156,562
         Liberty Media Corp. -
            Interactive - Class A* ..................      18,350        289,380
         Netflix, Inc.*(1) ..........................       1,780        312,746
         Priceline.com, Inc.* .......................       1,930        771,131
                                                                    ------------
                                                                       4,163,219
                                                                    ------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.1%
         Hasbro, Inc.*(1) ...........................       5,090        240,146
         Mattel, Inc.(1) ............................      10,650        270,830
                                                                    ------------
                                                                         510,976
                                                                    ------------
      MEDIA -- 2.8%
         Cablevision Systems New York Group -
            Class A .................................       3,940        133,330
         CBS Corp. - Class B ........................      17,600        335,280
         Central European Media Enterprises, Ltd. -
            Class A* ................................         160          3,256
         Clear Channel Outdoor Holdings, Inc. -
            Class A* ................................         500          7,020
         Comcast Corp. -
            Class A* ................................      67,880      1,491,324
         DIRECTV - Class A* .........................      35,090      1,401,144

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      MEDIA -- (CONTINUED)
         Discovery Communications,
            Inc. - Class A* .........................       9,400   $    391,980
         DISH Network Corp.* ........................       4,480         88,077
         DreamWorks Animation SKG, Inc. - Class A* ..       2,290         67,486
         Gannett Co., Inc. ..........................       6,290         94,916
         John Wiley & Sons, Inc. -
            Class A .................................       2,100         95,004
         Lamar Advertising Co. -
            Class A*(1) .............................       2,400         95,616
         Liberty Global, Inc. -
            Class A*(1) .............................       7,720        273,134
         Liberty Media Corp. -
            Series A* ...............................         376         24,996
         Liberty Media Corp. -
            Capital Class A* ........................       2,460        153,898
         Madison Square Garden,
            Inc.* ...................................          87          2,243
         Meredith Corp. .............................         360         12,474
         Morningstar, Inc.(1) .......................       1,100         58,388
         News Corp. - Class A .......................      65,530        954,117
         Omnicom Group, Inc. ........................      10,390        475,862
         Regal Entertainment
            Group - Class A .........................         770          9,040
         Scripps Networks
            Interactive, Inc. -
            Class A .................................       2,380        123,165
         Sirius XM Radio, Inc.* .....................     168,900        276,996
         The Interpublic Group
            of Cos., Inc.*(1) .......................      15,320        162,698
         The McGraw-Hill
            Cos., Inc. ..............................      11,340        412,889
         The New York Times
            Co. - Class A* ..........................         670          6,566
         The Walt Disney Co. ........................      48,246      1,809,707
         The Washington Post
            Co. - Class B(1) ........................         140         61,530
         Thomson Reuters Corp.(1) ...................       8,200        305,614
         Time Warner Cable, Inc. ....................       9,124        602,458
         Time Warner, Inc. ..........................      27,396        881,329
         Viacom, Inc. - Class B .....................      19,220        761,304
         Virgin Media, Inc. .........................      10,170        277,031
         Warner Music Group
            Corp.* ..................................         480          2,702
                                                                    ------------
                                                                      11,852,574
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      MULTILINE RETAIL -- 0.9%
         Big Lots, Inc.* ............................       1,324   $     40,329
         Dollar General Corp.* ......................       1,000         30,670
         Dollar Tree, Inc.*(1) ......................       4,381        245,687
         Family Dollar
            Stores, Inc. ............................       4,826        239,900
         J.C. Penney Co., Inc.*(1) ..................       7,830        252,987
         Kohl's Corp.* ..............................      10,010        543,943
         Macy's, Inc. ...............................      12,180        308,154
         Nordstrom, Inc.(1) .........................       5,880        249,194
         Sears Holdings Corp.*(1) ...................       1,270         93,663
         Target Corp. ...............................      29,960      1,801,495
                                                                    ------------
                                                                       3,806,022
                                                                    ------------
      SPECIALTY RETAIL -- 2.5%
         Aaron's, Inc.(1) ...........................       4,300         87,677
         Abercrombie & Fitch
            Co. - Class A ...........................       2,400        138,312
         Advance Auto Parts, Inc. ...................       4,150        274,522
         Aeropostale, Inc.* .........................       4,440        109,402
         American Eagle
            Outfitters, Inc. ........................       9,550        139,717
         AutoNation, Inc.*(1) .......................         580         16,356
         AutoZone, Inc.* ............................         860        234,427
         Bed Bath & Beyond,
            Inc.*(1) ................................      11,090        545,073
         Best Buy Co., Inc. .........................       9,480        325,069
         Carmax, Inc.* ..............................       8,500        270,980
         Chico's FAS, Inc. ..........................       8,990        108,150
         Dick's Sporting
            Goods, Inc.* ............................       4,900        183,750
         Foot Locker, Inc.* .........................       4,930         96,727
         GameStop Corp. -
            Class A*(1) .............................         920         21,050
         Guess?, Inc.(1) ............................       4,060        192,119
         J. Crew Group, Inc.*(1) ....................       3,800        163,932
         Limited Brands, Inc. .......................       8,350        256,595
         Lowe's Cos., Inc.* .........................      52,500      1,316,700
         O'Reilly Automotive,
            Inc.* ...................................       6,500        392,730
         Office Depot, Inc.*(1) .....................      16,970         91,638
         PetSmart, Inc. .............................       3,860        153,705
         RadioShack Corp. ...........................       3,660         67,673
         Ross Stores, Inc. ..........................       5,840        369,380
         Signet Jewelers, Ltd.* .....................       1,420         61,628
         Staples, Inc. ..............................      30,110        685,605
         The Gap, Inc.* .............................      18,890        418,225
         The Home Depot, Inc. .......................      69,740      2,445,084

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                        ---------   ------------
      SPECIALTY RETAIL -- (CONTINUED)
         The TJX Cos., Inc.* ........................      16,270   $    722,225
         Tiffany & Co.(1) ...........................       4,890        304,500
         Tractor Supply Co. .........................       2,800        135,772
         Urban Outfitters, Inc.* ....................       6,960        249,238
         Williams-Sonoma, Inc.*(1) ..................       3,640        129,912
                                                                    ------------
                                                                      10,707,873
                                                                    ------------
      TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
         Coach, Inc. ................................      13,150        727,327
         Fossil, Inc.* ..............................       2,400        169,152
         Hanesbrands, Inc.* .........................         160          4,064
         Nike, Inc. - Class B .......................      13,860      1,183,921
         Phillips-Van Heusen
            Corp.(1) ................................       1,580         99,556
         Polo Ralph Lauren
            Corp.(1) ................................       1,500        166,380
         V.F. Corp. .................................         850         73,253
                                                                    ------------
                                                                       2,423,653
                                                                    ------------
      Total Consumer Discretionary ..................                 51,186,630
                                                                    ------------
   CONSUMER STAPLES -- 9.6%
      BEVERAGES -- 2.3%
         Brown-Forman Corp. -
            Class B(1) ..............................       3,398        236,569
         Central European
            Distribution Corp.* .....................       1,680         38,472
         Coca- Cola Enterprises,
            Inc .....................................       8,740        218,762
         Constellation Brands,
            Inc. - Class A* .........................       4,630        102,554
         Dr Pepper Snapple
            Group, Inc. .............................       3,050        107,238
         Hansen Natural Corp.* ......................       2,634        137,706
         Molson Coors Brewing
            Co. - Class B ...........................       4,850        243,421
         PepsiCo, Inc. ..............................      53,499      3,495,090
         The Coca-Cola Co. ..........................      77,241      5,080,141
                                                                    ------------
                                                                       9,659,953
                                                                    ------------
   FOOD & STAPLES RETAILING -- 2.1%
      BJ's Wholesale Club,
         Inc.* ......................................       1,000         47,900
      Costco Wholesale Corp. ........................      17,860      1,289,671
      CVS Caremark Corp. ............................      36,800      1,279,536
      Safeway, Inc.(1) ..............................       5,650        127,068
      SUPERVALU, Inc. ...............................       3,900         37,557

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
    INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                        ---------   ------------
      FOOD & STAPLES RETAILING -- (CONTINUED)
         SYSCO Corp.* ...............................      23,990   $    705,306
         The Kroger Co.(1) ..........................      15,936        356,329
         Wal-Mart Stores, Inc. ......................      65,933      3,555,767
         Walgreen Co. ...............................      36,820      1,434,507
         Whole Foods Market,
            Inc.* ...................................       5,570        281,786
                                                                    ------------
                                                                       9,115,427
                                                                    ------------
      FOOD PRODUCTS -- 1.6%
         Archer-Daniels-Midland
            Co ......................................      16,240        488,499
         Bunge, Ltd.*(1) ............................       4,570        299,426
         Campbell Soup Co.(1) .......................       6,656        231,296
         ConAgra Foods, Inc.* .......................       6,930        156,479
         Corn Products
         International, Inc. ........................       1,070         49,220
         Dean Foods Co.* ............................       6,660         58,874
         Del Monte Foods Co.* .......................       7,280        136,864
         Flowers Foods, Inc. ........................       4,150        111,677
         General Mills, Inc.*(1) ....................      22,884        814,442
         Green Mountain Coffee
            Roasters, Inc.*(1) ......................       4,040        132,754
         H.J. Heinz Co. .............................       9,180        454,043
         Hormel Foods Corp.* ........................       1,730         88,680
         Kellogg Co.(1) .............................       9,640        492,411
         Kraft Foods, Inc. -
            Class A .................................      38,187      1,203,272
         McCormick & Co., Inc. ......................       5,030        234,046
         Mead Johnson Nutrition
            Co. - Class A ...........................       6,750        420,188
         Ralcorp Holdings, Inc.* ....................       2,550        165,776
         Sara Lee Corp.(1) ..........................      24,600        430,746
         Smithfield Foods, Inc.* ....................       4,810         99,230
         The Hershey Co. ............................       4,640        218,776
         The J.M. Smucker Co. .......................       3,899        255,969
         Tyson Foods, Inc. -
            Class A* ................................       6,800        117,096
                                                                    ------------
                                                                       6,659,764
                                                                    ------------
      HOUSEHOLD PRODUCTS -- 1.8%
         Church & Dwight
            Co., Inc. ...............................       2,846        196,431
         Colgate-Palmolive Co. ......................      17,988      1,445,695
         Energizer Holdings, Inc.* ..................       2,290        166,941
         Kimberly-Clark Corp. .......................      13,340        840,954
         The Clorox Co.* ............................       5,868        371,327

                                                                        VALUE
                                                          SHARES       (NOTE 2)
                                                        ---------   ------------
      HOUSEHOLD PRODUCTS -- (CONTINUED)
         The Procter & Gamble
            Co ......................................      72,506   $  4,664,311
                                                                    ------------
                                                                       7,685,659
                                                                    ------------
      PERSONAL PRODUCTS -- 0.2%
         Alberto-Culver Co. .........................       1,350         50,004
         Avon Products, Inc. ........................      16,970        493,148
         Estee Lauder Cos., Inc. -
            Class A .................................       3,690        297,783
         Herbalife, Ltd. ............................       1,980        135,373
                                                                    ------------
                                                                         976,308
                                                                    ------------
      TOBACCO -- 1.6%
         Altria Group, Inc. .........................      66,250      1,631,075
         Lorillard, Inc. ............................       5,040        413,582
         Philip Morris
            International, Inc. .....................      70,660      4,135,730
         Reynolds American,
            Inc.(1) .................................      12,340        402,531
                                                                    ------------
                                                                       6,582,918
                                                                    ------------
      Total Consumer Staples ........................                 40,680,029
                                                                    ------------
   ENERGY -- 11.6%
      ENERGY EQUIPMENT & SERVICES -- 2.5%
         Atwood Oceanics, Inc.* .....................       2,650         99,031
         Baker Hughes, Inc.(1) ......................      11,600        663,172
         Cameron International
            Corp.* ..................................       6,880        349,023
         Core Laboratories N.V.(1) ..................       1,100         97,955
         Diamond Offshore
            Drilling, Inc. ..........................       1,440         96,293
         Dresser-Rand Group,
            Inc.* ...................................       2,070         88,161
         Exterran Holdings,
            Inc.*(1) ................................       1,300         31,135
         FMC Technologies,
            Inc.*(1) ................................       5,380        478,336
         Halliburton Co. ............................      38,230      1,560,931
         Helmerich & Payne,
            Inc.* ...................................       3,080        149,318
         McDermott
            International, Inc.* ....................       5,080        105,105
         Nabors Industries, Ltd.* ...................      11,730        275,186
         National Oilwell
            Varco, Inc. .............................      11,980        805,655

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Oceaneering International,
            Inc.* ...................................       2,540   $    187,020
         Oil States International,
            Inc.*(1) ................................       2,660        170,479
         Patterson-UTI
            Energy, Inc.(1) .........................       4,330         93,312
         Pride International, Inc.* .................       4,490        148,170
         Rowan Cos., Inc.* ..........................       3,240        113,108
         Schlumberger, Ltd. .........................      52,684      4,399,114
         SEACOR Holdings, Inc.* .....................         660         66,719
         Superior Energy
         Services, Inc.* ............................       2,740         95,873
         Tidewater, Inc. ............................       1,660         89,374
         Unit Corp.* ................................         220         10,226
         Weatherford International,
            Ltd.* ...................................      24,600        560,880
                                                                    ------------
                                                                      10,733,576
                                                                    ------------
      OIL, GAS & CONSUMABLE FUELS -- 9.1%
         Alpha Natural Resources,
            Inc.*(1) ................................       3,116        187,053
         Anadarko Petroleum
            Corp ....................................      11,950        910,112
         Apache Corp.* ..............................      10,373      1,236,773
         Arch Coal, Inc.(1) .........................       5,590        195,985
         Atlas Energy, Inc.* ........................       4,300        189,071
         Cabot Oil & Gas Corp. ......................       4,020        152,157
         Chesapeake Energy
            Corp.(1) ................................      13,200        342,012
         Chevron Corp. ..............................      48,520      4,427,450
         Cimarex Energy Co.* ........................       2,850        252,310
         Cobalt International
            Energy, Inc.* ...........................         800          9,768
         Comstock Resources,
            Inc.*(1) ................................         130          3,193
         Concho Resources, Inc.* ....................       3,380        296,325
         ConocoPhillips .............................      45,760      3,116,256
         Consol Energy, Inc. ........................       6,650        324,121
         Continental Resources,
            Inc.*(1) ................................         160          9,416
         Denbury Resources, Inc.* ...................       7,315        139,643
         Devon Energy Corp.* ........................      10,100        792,951
         El Paso Corp. ..............................      19,740        271,622
         EOG Resources, Inc.*(1) ....................       7,600        694,716
         EQT Corp. ..................................       5,550        248,862
         EXCO Resources, Inc. .......................       2,470         47,967
         Exxon Mobil Corp. ..........................     202,583     14,812,869
         Forest Oil Corp.*(1) .......................       3,600        136,692

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Frontier Oil Corp.* ........................         680   $     12,247
         Frontline, Ltd.(1) .........................       2,570         65,201
         Hess Corp. .................................       6,690        512,052
         Holly Corp. ................................         310         12,639
         Marathon Oil Corp. .........................      22,530        834,286
         Massey Energy Co. ..........................       3,920        210,308
         Murphy Oil Corp. ...........................       5,450        406,297
         Newfield Exploration
            Co.*(1) .................................       4,260        307,189
         Noble Energy, Inc. .........................       5,560        478,605
         Occidental Petroleum
            Corp ....................................      22,800      2,236,680
         Peabody Energy Corp. .......................       9,170        586,696
         Petrohawk Energy
            Corp.*(1) ...............................      12,900        235,425
         Pioneer Natural
         Resources Co.(1) ...........................       3,720        322,970
         Plains Exploration &
            Production Co.* .........................       5,291        170,053
         QEP Resources, Inc. ........................       5,000        181,550
         Quicksilver Resources,
            Inc.* ...................................       5,790         85,345
         Range Resources Corp. ......................       5,550        249,639
         SandRidge Energy, Inc.* ....................      15,730        115,144
         SM Energy Co.(1) ...........................       1,270         74,841
         Southern Union Co. .........................         210          5,055
         Southwestern Energy
            Co.*(1) .................................      11,628        435,236
         Spectra Energy Corp. .......................      20,200        504,798
            Sunoco, Inc. ............................       4,870        196,310
         Teekay Corp. ...............................         520         17,202
            Tesoro Corp.* ...........................       7,840        145,354
         The Williams Cos., Inc. ....................      20,050        495,636
         Ultra Petroleum Corp.* .....................       5,500        262,735
         Valero Energy Corp. ........................       8,170        188,890
         Whiting Petroleum
            Corp.* ..................................         900        105,471
                                                                    ------------
                                                                      38,251,178
                                                                    ------------
         Total Energy ...............................                 48,984,754
                                                                    ------------
   FINANCIALS -- 12.8%
      CAPITAL MARKETS -- 2.3%
         Affiliated Managers
         Group, Inc.* ...............................       1,470        145,853
         Ameriprise Financial,
            Inc .....................................       7,040        405,152
         Ares Capital Corp. .........................       7,500        123,600
         BlackRock, Inc. ............................       1,960        373,537

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      CAPITAL MARKETS -- (CONTINUED)
         E*Trade Financial Corp.* ...................       4,900   $     78,400
         Eaton Vance Corp.(1) .......................       5,970        180,473
         Federated Investors,
            Inc.(1) .................................       3,970        103,895
         Franklin Resources, Inc. ...................       6,080        676,157
         Greenhill & Co., Inc.(1) ...................         960         78,413
         Invesco, Ltd. ..............................      13,070        314,464
         Janus Capital Group,
            Inc.(1) .................................       6,350         82,359
         Jefferies Group, Inc.*(1) ..................       3,260         86,814
         Lazard, Ltd. - Class A .....................       3,950        155,985
         Legg Mason, Inc. ...........................       3,910        141,816
         Morgan Stanley .............................      38,600      1,050,306
         Northern Trust Corp. .......................       8,180        453,254
         Raymond James Financial,
            Inc .....................................       2,010         65,727
         SEI Investments Co. ........................       6,540        155,587
         State Street Corp. .........................      13,020        603,347
         T. Rowe Price Group, Inc. ..................      10,580        682,833
         TD Ameritrade Holding
            Corp ....................................       5,650        107,293
         The Bank of New York
            Mellon Corp. ............................      25,270        763,154
         The Charles Schwab
            Corp ....................................      39,670        678,754
         The Goldman Sachs
            Group, Inc. .............................      12,390      2,083,502
         Waddell & Reed Financial,
            Inc. - Class A ..........................       2,740         96,695
                                                                    ------------
                                                                       9,687,370
                                                                    ------------
      COMMERCIAL BANKS -- 2.1%
         Associated Banc-Corp.(1) ...................       5,285         80,068
         Bancorpsouth, Inc.(1) ......................       2,110         33,655
         Bank of Hawaii Corp.(1) ....................         770         36,352
         BB&T Corp.*(1) .............................      17,190        451,925
         BOK Financial Corp. ........................         320         17,088
         CapitalSource, Inc. ........................       4,820         34,222
         CIT Group, Inc.* ...........................       6,300        296,730
         City National Corp.(1) .....................         940         57,678
         Comerica, Inc.(1) ..........................       3,230        136,435
         Commerce Bancshares,
            Inc.(1) .................................       3,776        150,020
         Cullen/Frost Bankers,
            Inc .....................................       1,440         88,013
         East West Bancorp, Inc. ....................       6,500        127,075
         Fifth Third Bancorp ........................      19,100        280,388

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      COMMERCIAL BANKS -- (CONTINUED)
         First Citizens BancShares,
            Inc. - Class A ..........................          50   $      9,453
         First Horizon National
            Corp.* ..................................       6,385         75,211
         Fulton Financial Corp. .....................       7,410         76,619
         Huntington Bancshares,
            Inc .....................................      21,541        147,987
         KeyCorp ....................................      26,470        234,259
         M&T Bank Corp. .............................       1,010         87,920
         Marshall & Ilsley Corp. ....................      15,770        109,128
         PNC Financial Services
            Group, Inc. .............................      10,960        665,491
         Popular, Inc.* .............................      41,640        130,750
         Regions Financial Corp. ....................      29,356        205,492
         SunTrust Banks, Inc. .......................      11,380        335,824
         Synovus Financial Corp. ....................      15,640         41,290
         TCF Financial Corp.(1) .....................       4,310         63,831
         U.S. Bancorp(1) ............................      47,220      1,273,523
         Valley National
            Bancorp(1) ..............................       5,100         72,930
         Wells Fargo & Co. ..........................     113,905      3,529,916
         Whitney Holdings Corp. .....................         450          6,368
         Zions Bancorp ..............................       5,090        123,331
                                                                    ------------
                                                                       8,978,972
                                                                    ------------
      CONSUMER FINANCE -- 0.6%
         American Express Co.* ......................      40,160      1,723,667
         Capital One Financial
            Corp ....................................       4,700        200,032
         Discover Financial
            Services ................................      16,080        297,963
         Green Dot Corp.* ...........................       2,000        113,480
         SLM Corp.* .................................      18,260        229,893
                                                                    ------------
                                                                       2,565,035
                                                                    ------------
      DIVERSIFIED FINANCIAL SERVICES -- 2.6%
         Bank of America Corp. ......................     220,890      2,946,672
         CBOE Holdings, Inc. ........................         500         11,430
         Citigroup, Inc.* ...........................     485,920      2,298,402
         CME Group, Inc. ............................       1,460        469,755
         Interactive Brokers
         Group, Inc. - Class A* .....................         310          5,524
         IntercontinentalExchange,
            Inc.* ...................................       3,200        381,280
         JPMorgan Chase & Co.* ......................      90,220      3,827,132
         Leucadia National
            Corp.(1) ................................       5,070        147,943
         Moody's Corp.* .............................       7,840        208,074

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      DIVERSIFIED FINANCIAL SERVICES -- (CONTINUED)
         MSCI, Inc.* ................................       5,820   $    226,747
         NYSE Euronext, Inc. ........................       8,220        246,436
         The NASDAQ OMX
            Group, Inc.* ............................       3,830         90,809
                                                                    ------------
                                                                      10,860,204
                                                                    ------------
      INSURANCE -- 3.2%
         ACE, Ltd. ..................................       9,000        560,250
         AFLAC, Inc. ................................      19,150      1,080,634
         Alleghany Corp.* ...........................          30          9,191
         Allied World Assurance
            Co. Holdings Ltd.* ......................         930         55,279
         American Financial
            Group, Inc. .............................       3,800        122,702
         American International
            Group, Inc.*(1) .........................       3,850        221,837
         American National
            Insurance Co. ...........................          60          5,137
         AON Corp. ..................................       9,950        457,800
         Arch Capital Group,
            Ltd.* ...................................       1,180        103,899
         Arthur J. Gallagher
            & Co. ...................................       3,880        112,830
         Aspen Insurance
            Holdings, Ltd. ..........................       3,790        108,470
         Assurant, Inc. .............................       2,530         97,456
         Assured Guaranty, Ltd.(1) ..................       6,100        107,970
         AXIS Capital Holdings,
            Ltd. ....................................       3,280        117,686
         Berkshire Hathaway,
            Inc.* ...................................      38,100      3,052,191
         Brown & Brown, Inc. ........................       2,170         51,950
         Chubb Corp.(1) .............................       8,450        503,958
         Cincinnati Financial
            Corp.(1) ................................       4,606        145,964
         CNA Financial Corp.* .......................       1,150         31,108
         Endurance Specialty
            Holdings, Ltd. ..........................         200          9,214
         Erie Indemnity Co. -
            Class A* ................................         270         17,677
         Everest Re Group, Ltd. .....................       1,770        150,131
         Fidelity National Financial,
            Inc. - Class A ..........................       8,620        117,922
         Genworth Financial,
            Inc. - Class A* .........................       1,760         23,126
         Hartford Financial Services
            Group, Inc. .............................      12,090        320,264

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      INSURANCE -- (CONTINUED)
         HCC Insurance Holdings,
            Inc. ....................................       5,470   $    158,302
         Lincoln National Corp.* ....................       1,370         38,100
         Loews Corp. ................................       6,490        252,526
         Markel Corp.* ..............................         180         68,063
         Marsh & McLennan
            Cos., Inc. ..............................      17,140        468,608
         MBIA, Inc.*(1) .............................       8,950        107,311
         Mercury General Corp. ......................         370         15,914
         MetLife, Inc. ..............................      17,601        782,188
         Old Republic International
            Corp.(1) ................................       6,600         89,958
         OneBeacon Insurance Group, Ltd. ............         100          1,516
         PartnerRe, Ltd. ............................         770         61,870
         Protective Life Corp. ......................       1,130         30,103
         Prudential Financial, Inc. .................      12,930        759,120
         Reinsurance Group of
            America, Inc. ...........................       1,690         90,770
         RenaissanceRe Holdings,
            Ltd .....................................       2,920        185,975
         StanCorp Financial
            Group, Inc. .............................       2,140         96,600
         Symetra Financial Corp. ....................       9,500        130,150
         The Allstate Corp. .........................      11,880        378,734
         The Principal Financial
            Group, Inc. .............................      10,390        338,298
         The Progressive Corp.* .....................      12,080        240,030
         The Travelers Cos., Inc. ...................      12,880        717,545
         Torchmark Corp.* ...........................       1,820        108,727
         TransAtlantic Holdings,
            Inc.* ...................................       1,620         83,624
         Unitrin, Inc. ..............................         370          9,080
         Unum Group .................................       4,610        111,654
         Validus Holdings, Ltd. .....................       3,370        103,156
         W.R. Berkley Corp. .........................       3,580         98,020
         Wesco Financial Corp. ......................         100         36,841
         White Mountains Insurance
            Group, Ltd. .............................         360        120,816
         XL Group PLC(1) ............................       5,520        120,446
                                                                    ------------
                                                                      13,388,691
                                                                    ------------
      REAL ESTATE INVESTMENT TRUSTS -- 1.8%
         Alexandria Real Estate
            Equities, Inc.(1) .......................       1,840        134,798
         AMB Property Corp.(1) ......................       5,440        172,502
         Annaly Mortgage
            Management, Inc.(1) .....................       9,150        163,968

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Apartment Investment &
            Management Co. -
            Class A(1) ..............................       3,970   $    102,585
         AvalonBay Communities,
            Inc.(1) .................................       1,622        182,556
         Boston Properties, Inc. ....................       3,750        322,875
         Brandywine Realty Trust* ...................       1,130         13,165
         BRE Properties, Inc. .......................       1,100         47,850
         Camden Property Trust(1) ...................       1,970        106,341
         Chimera Investment
            Corp. ...................................      23,540         96,749
         CommonWealth REIT ..........................       3,742         95,458
         Corporate Office
            Properties Trust(1) .....................       1,820         63,609
         Developers Diversified
            Realty Corp.(1) .........................       2,800         39,452
         Digital Realty Trust,
            Inc.(1) .................................         260         13,400
         Douglas Emmett, Inc.(1) ....................       4,410         73,206
         Duke Realty Corp. ..........................       6,310         78,623
         Equity Residential(1) ......................       6,950        361,052
         Essex Property Trust, Inc. .................       1,050        119,931
         Federal Realty Investment
            Trust(1) ................................       2,570        200,280
         General Growth
            Properties, Inc. ........................      14,800        229,104
         Health Care Property
            Investors, Inc. .........................       7,070        260,105
         Health Care REIT, Inc.(1) ..................       2,520        120,053
         Hospitality Properties
            Trust ...................................       4,650        107,136
         Host Hotels & Resorts,
            Inc.(1) .................................      18,240        325,949
         Kimco Realty Corp.(1) ......................      14,380        259,415
         Liberty Property Trust(1) ..................       1,340         42,773
         Mack-Cali Realty Corp.* ....................       2,630         86,948
         Nationwide Health
            Properties, Inc. ........................       3,110        113,142
         Piedmont Office Realty
            Trust, Inc. Class A(1) ..................       3,300         66,462
         Plum Creek Timber Co.,
            Inc.(1) .................................       6,010        225,074
         ProLogis(1) ................................      11,620        167,793
         Public Storage .............................       5,360        543,611
         Rayonier, Inc. .............................       2,610        137,077
         Realty Income Corp.(1) .....................       3,910        133,722

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Regency Centers Corp.(1) ...................       2,060   $     87,014
         Senior Housing Properties
            Trust ...................................       3,140         68,892
         Simon Property Group,
            Inc.(1) .................................      10,533      1,047,928
         SL Green Realty Corp.(1) ...................       1,990        134,345
         Taubman Centers, Inc. ......................       1,850         93,388
         The Macerich Co. ...........................       2,510        118,899
         UDR, Inc.*(1) ..............................       3,980         93,610
         Ventas, Inc. ...............................       4,520        237,210
         Vornado Realty Trust .......................       3,873        322,737
         Weingarten Realty, Inc.(1) .................       3,560         84,586
         Weyerhaeuser Co.(1) ........................      14,010        265,209
                                                                    ------------
                                                                       7,760,582
                                                                    ------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         CB Richard Ellis Group,
            Inc. - Class A* .........................      13,910        284,877
         Forest City Enterprises,
         Inc. - Class A*(1) .........................       3,200         53,408
         Jones Lang LaSalle, Inc. ...................       1,770        148,539
         The Howard Hughes
            Corp.* ..................................         658         35,808
         The St. Joe Co.*(1) ........................       2,820         61,617
                                                                    ------------
                                                                         584,249
                                                                    ------------
      THRIFTS & MORTGAGE FINANCE -- 0.1%
         Capital Federal
            Financial* ..............................         688          8,194
         First Niagara Financial
            Group, Inc.(1) ..........................       2,530         35,369
         Hudson City Bancorp,
            Inc. ....................................       5,432         69,204
         New York Community
            Bancorp, Inc. ...........................       9,740        183,599
         People's United
            Financial, Inc. .........................       2,943         41,232
         TFS Financial Corp. ........................         250          2,255
         Washington Federal, Inc. ...................       4,670         79,016
                                                                    ------------
                                                                         418,869
                                                                    ------------
      Total Financials ..............................                 54,243,972
                                                                    ------------
   HEALTH CARE -- 10.7%
      BIOTECHNOLOGY -- 1.5%
         Alexion Pharmaceuticals,
            Inc.* ...................................       3,370        271,454

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      BIOTECHNOLOGY -- (CONTINUED)
         Amgen, Inc.* ...............................      22,784   $  1,250,842
         Amylin Pharmaceuticals,
            Inc.*(1) ................................       4,380         64,430
         Biogen Idec, Inc.* .........................       7,200        482,760
         BioMarin Pharmaceutical,
            Inc.*(1) ................................       1,800         48,474
         Celgene Corp.* .............................      18,483      1,093,085
         Cephalon, Inc.*(1) .........................       1,753        108,195
         Dendreon Corp.*(1) .........................       5,760        201,139
         Genzyme Corp.* .............................      10,220        727,664
         Gilead Sciences, Inc.* .....................      33,327      1,207,770
         Human Genome Sciences,
            Inc.*(1) ................................      14,300        341,627
         Myriad Genetics, Inc.* .....................       2,310         52,760
         Regeneron Pharmaceuticals, Inc.*(1) ........       1,200         39,396
         Talecris Biotherapeutics Holdings Corp.* ...         400          9,320
         United Therapeutics
            Corp.* ..................................       2,240        141,613
         Vertex Pharmaceuticals,
            Inc.* ...................................       9,083        318,177
                                                                    ------------
                                                                       6,358,706
                                                                    ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 2.2%
         Alcon, Inc.(1) .............................       3,000        490,200
         Alere, Inc.*(1) ............................       2,650         96,990
         Baxter International, Inc. .................      19,850      1,004,807
         Beckman Coulter, Inc. ......................       2,490        187,323
         Becton, Dickinson & Co. ....................       8,460        715,039
         Boston Scientific Corp.* ...................      42,200        319,454
         C.R. Bard, Inc.*(1) ........................       3,380        310,183
         CareFusion Corp.* ..........................       4,900        125,930
         Covidien PLC ...............................      19,600        894,936
         DENTSPLY International,
            Inc.(1) .................................       7,270        248,416
         Edwards Lifesciences
            Corp.* ..................................       5,186        419,236
         Gen-Probe, Inc.* ...........................       1,610         93,943
         Hill-Rom Holdings, Inc. ....................       2,260         88,976
         Hologic, Inc.* .............................       8,040        151,313
         IDEXX Laboratories,
            Inc.* ...................................       1,790        123,904
         Intuitive Surgical,
            Inc.*(1) ................................       1,000        257,750
         Kinetic Concepts, Inc.* ....................       2,040         85,435
         Medtronic, Inc.* ...........................      36,060      1,337,465
         ResMed, Inc.*(1) ...........................       6,020        208,533

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         St. Jude Medical, Inc.* ....................      14,170   $    605,767
         Stryker Corp.(1) ...........................      12,400        665,880
         Teleflex, Inc.(1) ..........................       1,160         62,420
         The Cooper Cos., Inc.(1) ...................       2,050        115,497
         Thoratec Corp.* ............................       2,100         59,472
         Varian Medical Systems,
            Inc.*(1) ................................       5,650        391,432
         Zimmer Holdings, Inc.* .....................       4,310        231,361
                                                                    ------------
                                                                       9,291,662
                                                                    ------------
      HEALTH CARE PROVIDERS & SERVICES -- 2.0%
         Aetna, Inc. ................................      13,720        418,597
         AmerisourceBergen Corp. ....................      11,770        401,592
         Brookdale Senior Living,
            Inc.*(1) ................................         470         10,063
         Cardinal Health, Inc. ......................      12,730        487,686
         CIGNA Corp. ................................       7,890        289,247
         Community Health
            Systems, Inc.* ..........................       4,590        171,528
         Coventry Health Care,
            Inc.* ...................................       3,890        102,696
         DaVita, Inc.* ..............................       3,294        228,900
         Emergency Medical
         Services Corp. -
            Class A* ................................         600         38,766
         Express Scripts, Inc.* .....................      21,900      1,183,695
         Health Management
            Associates, Inc. -
            Class A* ................................       3,700         35,298
         Health Net, Inc.* ..........................       3,720        101,519
         Henry Schein, Inc.* ........................       3,760        230,826
         Humana, Inc.* ..............................       4,970        272,058
         Laboratory Corp. of
            America Holdings* .......................       3,110        273,431
         LifePoint Hospitals, Inc.* .................       2,330         85,628
         Lincare Holdings, Inc. .....................       3,870        103,832
         McKesson Corp. .............................       9,370        659,461
         Medco Health Solutions,
            Inc.* ...................................      19,240      1,178,835
         MEDNAX, Inc.* ..............................       1,370         92,187
         Omnicare, Inc. .............................       1,959         49,739
         Patterson Cos., Inc.* ......................       4,270        130,790
         Quest Diagnostics, Inc.* ...................       4,650        250,961
         Tenet Healthcare Corp.* ....................       9,700         64,893
         UnitedHealth Group, Inc. ...................      26,670        963,054
         Universal Health Services,
            Inc. - Class B ..........................       3,380        146,760

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      HEALTH CARE PROVIDERS & SERVICES -- (CONTINUED)
         VCA Antech, Inc.* ..........................       4,970   $    115,751
         WellPoint, Inc.* ...........................      10,110        574,855
                                                                    ------------
                                                                       8,662,648
                                                                    ------------
      HEALTH CARE TECHNOLOGY -- 0.1%
         Allscripts Healthcare
            Solutions, Inc.* ........................       4,700         90,569
         Cerner Corp.* ..............................       2,410        228,323
         Emdeon, Inc. - Class A* ....................         150          2,031
         SXC Health Solutions
            Corp* ...................................       1,000         42,860
                                                                    ------------
                                                                         363,783
                                                                    ------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.7%
         Agilent Technologies,
            Inc.* ...................................      12,790        529,890
         Bio-Rad Laboratories,
            Inc. - Class A* .........................         890         92,427
         Charles River Laboratories
         International, Inc.*(1) ....................       1,920         68,237
         Covance, Inc.*(1) ..........................       2,740        140,863
         Illumina, Inc.*(1) .........................       4,400        278,696
         Life Technologies Corp.* ...................       5,031        279,221
         Mettler-Toledo International,
            Inc.* ...................................       1,720        260,081
         PerkinElmer, Inc.* .........................       3,470         89,595
         Pharmaceutical Product
         Development, Inc.(1) .......................       3,060         83,048
         Techne Corp. ...............................       1,731        113,675
         Thermo Fisher Scientific,
            Inc.* ...................................      10,320        571,315
         Waters Corp.* ..............................       4,410        342,701
                                                                    ------------
                                                                       2,849,749
                                                                    ------------
      PHARMACEUTICALS -- 4.2%
         Abbott Laboratories* .......................      60,809      2,913,359
         Allergan, Inc. .............................      11,840        813,053
         Bristol-Myers Squibb
            Co.* ....................................      38,400      1,016,832
         Eli Lilly & Co.* ...........................      28,990      1,015,810
         Endo Pharmaceuticals
            Holdings, Inc.* .........................       3,410        121,771
         Forest Laboratories, Inc.* .................       8,330        266,393
         Hospira, Inc.* .............................       5,970        332,469
         Johnson & Johnson ..........................      71,620      4,429,697
         King Pharmaceuticals,
            Inc.* ...................................       8,030        112,821
         Merck & Co., Inc. ..........................      73,246      2,639,786

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      PHARMACEUTICALS -- (CONTINUED)
         Mylan Laboratories,
            Inc.* ...................................      17,430   $    368,296
         Perrigo Co.(1) .............................       3,360        212,789
         Pfizer, Inc.* ..............................     185,007      3,239,473
         Valeant Pharmaceuticals
            International, Inc. .....................       2,902         82,098
         Warner Chilcott PLC -
            Class A* ................................       1,300         29,328
         Watson Pharmaceuticals,
            Inc.*(1) ................................       2,420        124,993
                                                                    ------------
                                                                      17,718,968
                                                                    ------------
      Total Health Care .............................                 45,245,516
                                                                    ------------
   INDUSTRIALS -- 11.7%
      AEROSPACE & DEFENSE -- 2.5%
         Alliant Techsystems,
            Inc.*(1) ................................       1,020         75,919
         BE Aerospace, Inc.* ........................       2,900        107,387
         General Dynamics
            Corp.* ..................................       8,710        618,062
         Goodrich Corp. .............................       4,530        398,957
         Honeywell International,
            Inc .....................................      29,570      1,571,941
         ITT Corp. ..................................       5,070        264,198
         L-3 Communications
            Holdings, Inc. ..........................       3,110        219,224
         Lockheed Martin Corp.(1) ...................      10,050        702,595
         Northrop Grumman
            Corp ....................................       7,770        503,341
         Precision Castparts
            Corp ....................................       5,790        806,026
         Raytheon Co.* ..............................       7,220        334,575
         Rockwell Collins, Inc. .....................       4,370        254,596
         Spirit Aerosystems
         Holdings, Inc. -
            Class A* ................................       1,940         40,371
         The Boeing Co.* ............................      27,690      1,807,049
         TransDigm Group, Inc.* .....................       1,290         92,893
         United Technologies
            Corp ....................................      35,260      2,775,667
                                                                    ------------
                                                                      10,572,801
                                                                    ------------
      AIR FREIGHT & LOGISTICS -- 1.0%
         C.H. Robinson Worldwide,
            Inc .....................................       7,084        568,066
         Expeditors International
            Washington, Inc.(1) .....................       7,780        424,788

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      AIR FREIGHT & LOGISTICS -- (CONTINUED)
         FedEx Corp. ................................      10,760   $  1,000,788
         United Parcel Service, Inc. - Class B ......      27,550      1,999,579
         UTi Worldwide, Inc. ........................         400          8,480
                                                                    ------------
                                                                       4,001,701
                                                                    ------------
      AIRLINES -- 0.2%
         AMR Corp.* .................................       6,540         50,947
         Copa Holdings SA ...........................         720         42,365
         Delta Airlines Co.* ........................      30,020        378,252
         Southwest Airlines Co. .....................      20,930        271,671
         United Continental
            Holdings, Inc.*(1) ......................       9,933        236,604
                                                                    ------------
                                                                         979,839
                                                                    ------------
      BUILDING PRODUCTS -- 0.1%
         Armstrong World Industries, Inc.*(1) .......          40          1,720
         Lennox International,
            Inc.(1) .................................       1,490         70,462
         Masco Corp.*(1) ............................       9,130        115,586
         Owens Corning, Inc.* .......................       3,190         99,368
         USG Corp.* .................................       4,400         74,052
                                                                    ------------
                                                                         361,188
                                                                    ------------
      COMMERCIAL SERVICES & SUPPLIES -- 0.6%
         Avery Dennison Corp. .......................       2,710        114,741
         Cintas Corp. ...............................       6,220        173,911
         Copart, Inc.* ..............................       4,740        177,039
         Corrections Corp. of
            America* ................................       3,600         90,216
         Covanta Holding
            Corp.*(1) ...............................       6,310        108,469
         Iron Mountain, Inc.(1) .....................       9,580        239,596
         KAR Auction Services,
            Inc.* ...................................       6,800         93,840
         Pitney Bowes, Inc.(1) ......................       7,730        186,911
         R.R. Donnelley &
            Sons Co. ................................       6,570        114,778
         Republic Services, Inc. ....................       8,540        255,004
         Stericycle, Inc.*(1) .......................       2,852        230,784
         Waste Connections, Inc.(1) .................       5,175        142,468
         Waste Management,
            Inc.(1) .................................      12,940        477,098
                                                                    ------------
                                                                       2,404,855
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      CONSTRUCTION & ENGINEERING -- 0.2%
         Aecom Technology
            Corp.* ..................................       1,800   $     50,346
         Chicago Bridge & Iron Co. NV NY Registered
            Shares* .................................       1,600         52,640
         Fluor Corp.(1) .............................       5,070        335,938
         Jacobs Engineering
            Group, Inc.* ............................       3,550        162,768
         KBR, Inc. ..................................       5,170        157,530
         Quanta Services, Inc.*(1) ..................       5,010         99,799
         The Shaw Group, Inc.* ......................       2,340         80,098
            URS Corp.* ..............................         120          4,993
                                                                    ------------
                                                                         944,112
                                                                    ------------
      ELECTRICAL EQUIPMENT -- 0.8%
         AMETEK, Inc. ...............................       7,620        299,085
         Babcock & Wilcox Co.* ......................       8,940        228,775
         Cooper Industries PLC ......................       5,200        303,108
         Emerson Electric Co. .......................      31,790      1,817,434
         General Cable Corp.*(1) ....................         960         33,687
         Hubbell, Inc. - Class B ....................       1,590         95,607
         Regal-Beloit Corp.(1) ......................         600         40,056
         Rockwell Automation,
            Inc .....................................       6,320        453,207
         Roper Industries, Inc.*(1) .................       3,210        245,340
         Thomas & Betts Corp.* ......................         730         35,259
                                                                    ------------
                                                                       3,551,558
                                                                    ------------
      INDUSTRIAL CONGLOMERATES -- 2.1%
         3M Co. .....................................      27,610      2,382,743
         Carlisle Cos., Inc. ........................       1,890         75,108
         General Electric Co. .......................     290,820      5,319,098
         Textron, Inc.(1) ...........................       6,370        150,587
         Tyco International, Ltd.* ..................      17,600        729,344
                                                                    ------------
                                                                       8,656,880
                                                                    ------------
      MACHINERY -- 3.0%
         AGCO Corp.* ................................       2,760        139,822
         Bucyrus International,
            Inc .....................................       3,610        322,734
         Caterpillar, Inc.* .........................      26,000      2,435,160
         CNH Global NV*(1) ..........................       2,000         95,480
         Crane Co. ..................................       2,450        100,621
         Cummins, Inc. ..............................       8,220        904,282
         Danaher Corp. ..............................      19,980        942,457
         Deere & Co. ................................      16,250      1,349,562
         Donaldson Co., Inc.(1) .....................       2,430        141,620

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      MACHINERY -- (CONTINUED)
         Dover Corp. ................................       5,260   $    307,447
         Eaton Corp. ................................       5,550        563,380
         Flowserve Corp. ............................       2,040        243,209
         Gardner Denver, Inc. .......................       3,030        208,525
         Graco, Inc.* ...............................       2,140         84,423
         Harsco Corp.* ..............................       1,810         51,259
         IDEX Corp.* ................................       2,120         82,934
         Illinois Tool Works, Inc. ..................      17,200        918,480
         Ingersoll-Rand PLC .........................      11,700        550,953
         Joy Global, Inc. ...........................       4,880        423,340
         Kennametal, Inc. ...........................       2,650        104,569
         Lincoln Electric
            Holdings, Inc. ..........................       1,300         84,851
         Navistar International
            Corp.* ..................................       1,680         97,289
         Oshkosh Corp.* .............................       2,890        101,844
         PACCAR, Inc.*(1) ...........................      15,590        895,178
         Pall Corp. .................................       2,970        147,253
         Parker Hannifin Corp. ......................       6,000        517,800
         Pentair, Inc. ..............................       2,320         84,703
         Snap-On, Inc. ..............................       1,780        100,712
         SPX Corp.(1) ...............................       1,230         87,933
         Terex Corp.* ...............................       2,030         63,011
         The Manitowoc Co., Inc. ....................       3,910         51,260
         The Toro Co. ...............................       1,570         96,775
         Timken Co. .................................       2,400        114,552
         Trinity Industries, Inc.* ..................       1,080         28,739
         Valmont Industries, Inc. ...................       1,060         94,054
         WABCO Holdings, Inc.* ......................       3,450        210,208
         Wabtec Corp. ...............................         910         48,130
                                                                    ------------
                                                                      12,794,549
                                                                    ------------
      MARINE -- 0.0%
         Alexander & Baldwin,
            Inc .....................................         260         10,408
         Kirby Corp.*(1) ............................       1,500         66,075
                                                                    ------------
                                                                          76,483
                                                                    ------------
      PROFESSIONAL SERVICES -- 0.3%
         Equifax, Inc. ..............................       4,060        144,536
         FTI Consulting, Inc.* ......................       2,220         82,762
         IHS, Inc. - Class A* .......................       2,140        172,034
         Manpower, Inc. .............................       1,860        116,734
         Robert Half International,
            Inc.(1) .................................       4,810        147,186
         The Dun & Bradstreet
            Corp ....................................       1,830        150,225

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      PROFESSIONAL SERVICES -- (CONTINUED)
         Towers Watson & Co. -
            Class A .................................         800   $     41,648
         Verisk Analytics, Inc.* ....................       4,800        163,584
                                                                    ------------
                                                                       1,018,709
                                                                    ------------
      ROAD & RAIL -- 0.7%
         Con-way, Inc.(1) ...........................       1,840         67,289
         CSX Corp. ..................................      10,400        671,944
         Hertz Global Holdings,
            Inc.*(1) ................................       8,050        116,644
         JB Hunt Transport
            Services, Inc. ..........................       1,480         60,399
         Kansas City Southern
         Industries, Inc.* ..........................       2,800        134,008
         Landstar System, Inc. ......................       1,590         65,095
         Norfolk Southern Corp. .....................       9,860        619,405
         Ryder Systems, Inc. ........................       1,640         86,330
         Union Pacific Corp. ........................      13,260      1,228,671
                                                                    ------------
                                                                       3,049,785
                                                                    ------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.2%
         Fastenal Co.(1) ............................       6,380        382,226
         GATX Corp.(1) ..............................         290         10,231
         MSC Industrial Direct
            Co., Inc. - Class A* ....................       1,390         89,919
         W.W. Grainger, Inc.(1) .....................       2,810        388,089
         WESCO International,
            Inc.*(1) ................................         380         20,064
                                                                    ------------
                                                                         890,529
                                                                    ------------
      Total Industrials .............................                 49,302,989
                                                                    ------------
INFORMATION TECHNOLOGY -- 22.1%
   COMMUNICATIONS EQUIPMENT -- 2.6%
      Brocade Communications Systems, Inc.* .........       8,790         46,499
      Ciena Corp.*(1) ...............................       4,740         99,777
      Cisco Systems, Inc.* ..........................     238,320      4,821,213
      CommScope, Inc.* ..............................       2,710         84,606
      EchoStar Corp. -
         Class A* ...................................         270          6,742
      F5 Networks, Inc.* ............................       3,310        430,830
      Harris Corp.(1) ...............................       5,040        228,312
      JDS Uniphase Corp.* ...........................      10,850        157,108
      Juniper Networks, Inc.* .......................      20,840        769,413
      Motorola, Inc.* ...............................      61,140        554,540
      Polycom, Inc.* ................................       4,200        163,716

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         QUALCOMM, Inc. .............................      68,100   $  3,370,269
         Tellabs, Inc. ..............................         400          2,712
                                                                    ------------
                                                                      10,735,737
                                                                    ------------
      COMPUTERS & PERIPHERALS -- 5.1%
         Apple, Inc.* ...............................      37,890     12,221,798
         Dell, Inc.* ................................      66,150        896,332
         Diebold, Inc. ..............................       3,073         98,490
         EMC Corp.* .................................      86,070      1,971,003
         Hewlett-Packard Co. ........................      97,990      4,125,379
         Lexmark International,
            Inc. - Class A* .........................       2,230         77,649
         NCR Corp.* .................................       5,320         81,768
         NetApp, Inc.* ..............................      14,670        806,263
         QLogic Corp.* ..............................       4,890         83,228
         SanDisk Corp.* .............................       8,950        446,247
         Seagate Technology
            PLC* ....................................      18,950        284,819
         Western Digital Corp.* .....................       7,280        246,792
                                                                    ------------
                                                                      21,339,768
                                                                    ------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 0.7%
         Amphenol Corp. -
            Class A .................................       7,350        387,933
         Arrow Electronics, Inc.* ...................       3,540        121,245
         Avnet, Inc.* ...............................       4,960        163,829
         AVX Corp. ..................................         200          3,086
         Corning, Inc. ..............................      44,440        858,581
         Dolby Laboratories, Inc.* ..................       3,350        223,445
         FLIR Systems, Inc.*(1) .....................       8,390        249,602
         Ingram Micro, Inc. -
            Class A* ................................      11,500        219,535
         Itron, Inc.* ...............................       2,670        148,051
         Jabil Circuit, Inc. ........................       2,940         59,065
         Molex, Inc.(1) .............................       3,650         82,928
         National Instruments
            Corp ....................................       1,920         72,269
         Tech Data Corp.* ...........................       1,700         74,834
         Trimble Navigation,
            Ltd.* ...................................       3,850        153,730
         Vishay Intertechnology,
            Inc.*(1) ................................       2,370         34,792
         Vishay Precision Group,
            Inc.*(1) ................................         169          3,184
                                                                    ------------
                                                                       2,856,109
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      INTERNET SOFTWARE & SERVICES -- 2.1%
         Akamai Technologies,
            Inc.* ...................................       8,350   $    392,867
         AOL, Inc.* .................................       3,431         81,349
         eBay, Inc.*(1) .............................      35,620        991,305
         Equinix, Inc.* .............................         490         39,817
         Google, Inc. - Class A* ....................      10,185      6,049,584
         IAC/InterActiveCorp.* ......................       3,530        101,311
         Monster Worldwide,
            Inc.* ...................................       6,120        144,616
         VeriSign, Inc. .............................       8,050        262,994
         VistaPrint NV* .............................       3,300        151,800
         WebMD Health Corp.* ........................       2,353        120,144
         Yahoo!, Inc.* ..............................      42,070        699,624
                                                                    ------------
                                                                       9,035,411
                                                                    ------------
      IT SERVICES -- 3.9%
         Accenture PLC - Class A ....................      23,900      1,158,911
         Alliance Data Systems
            Corp.*(1) ...............................       3,690        262,101
         Amdocs, Ltd.* ..............................       7,720        212,068
         Automatic Data
            Processing, Inc. ........................      18,930        876,080
         Broadridge Financial
            Solutions, Inc. .........................       3,630         79,606
         Cognizant Technology
            Solutions Corp. -
            Class A* ................................      11,970        877,281
         Computer Sciences Corp. ....................       5,200        257,920
         Convergys Corp.* ...........................         880         11,590
         CoreLogic, Inc.* ...........................       5,980        110,750
         DST Systems, Inc.(1) .......................       2,670        118,414
         Fidelity National
         Information Services,
            Inc .....................................       7,643        209,342
         Fiserv, Inc.* ..............................       5,430        317,981
         Gartner, Inc.* .............................       1,300         43,160
         Genpact, Ltd.* .............................         400          6,080
         Global Payments, Inc. ......................       3,250        150,182
         International Business
            Machines Corp. ..........................      52,880      7,760,669
         Lender Processing
            Services, Inc. ..........................       4,070        120,146
         Mastercard, Inc. -
            Class A* ................................       3,980        891,958
         NeuStar, Inc. - Class A* ...................       3,350         87,268
         Paychex, Inc. ..............................      13,570        419,449
         SAIC, Inc.* ................................      12,600        199,836
         Teradata Corp.* ............................       5,770        237,493

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      IT SERVICES -- (CONTINUED)
         The Western Union Co. ......................      29,090   $    540,201
         Total System Services, Inc. ................       4,520         69,518
         Visa, Inc. - Class A .......................      20,230      1,423,787
                                                                    ------------
                                                                      16,441,791
                                                                    ------------
      OFFICE ELECTRONICS -- 0.1%
         Xerox Corp. ................................      32,560        375,091
         Zebra Technologies Corp. -
            Class A* ................................       3,850        146,262
                                                                    ------------
                                                                         521,353
                                                                    ------------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 3.1%
         Advanced Micro
         Devices, Inc.*(1) ..........................      11,650         95,297
         Altera Corp. ...............................      12,730        452,933
         Analog Devices, Inc. .......................      11,720        441,492
         Applied Materials, Inc.* ...................      52,880        742,964
         Atheros Communications,
            Inc.*(1) ................................       4,700        168,824
         Atmel Corp.* ...............................      13,820        170,262
         Avago Technologies, Ltd. ...................       5,100        145,197
         Broadcom Corp. -
            Class A .................................      20,730        902,792
         Cree, Inc.*(1) .............................       5,230        344,605
         Cypress Semiconductor
            Corp.* ..................................       5,630        104,605
         Fairchild Semiconductor
         International, Inc.* .......................       1,810         28,254
         First Solar, Inc.*(1) ......................       2,580        335,761
         Intel Corp. ................................     194,170      4,083,395
         International Rectifier
            Corp.* ..................................         410         12,173
         Intersil Holding Corp. -
            Class A(1) ..............................         900         13,743
         KLA-Tencor Corp.(1) ........................       7,250        280,140
         Lam Research Corp.* ........................       5,510        285,308
         Linear Technology
            Corp.(1) ................................       7,770        268,764
         LSI Logic Corp.* ...........................      27,300        163,527
         Marvell Technology
            Group, Ltd.* ............................      15,530        288,082
         Maxim Integrated
            Products, Inc. ..........................      11,920        281,550
         MEMC Electronic
            Materials, Inc.* ........................       6,540         73,640
         Microchip Technology,
            Inc.(1) .................................       7,240        247,680

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
         (CONTINUED)
         Micron Technology,
            Inc.*(1) ................................         870   $      6,977
         National Semiconductor
            Corp. ...................................       5,860         80,634
         Novellus Systems, Inc.* ....................       3,040         98,253
         NVIDIA Corp.* ..............................      28,080        432,432
         ON Semiconductor
            Corp.* ..................................      23,470        231,884
         PMC-Sierra, Inc.* ..........................       7,550         64,855
         Rambus, Inc.*(1) ...........................       1,950         39,936
         Silicon Laboratories,
            Inc.*(1) ................................       1,380         63,508
         Skyworks Solutions,
            Inc.* ...................................       4,900        140,287
         SunPower Corp. -
            Class A*(1) .............................       1,490         19,117
         Teradyne, Inc.*(1) .........................       3,450         48,438
         Texas Instruments, Inc. ....................      41,050      1,334,125
         Varian Semiconductor
            Equipment Associates,
            Inc.* ...................................       5,290        195,571
         Xilinx, Inc.(1) ............................      12,000        347,760
                                                                    ------------
                                                                      13,034,765
                                                                    ------------
      SOFTWARE -- 4.5%
         Activision Blizzard, Inc. ..................      19,270        239,719
         Adobe Systems, Inc.* .......................      21,780        670,388
         ANSYS, Inc.* ...............................       2,280        118,720
         Autodesk, Inc.* ............................       7,930        302,926
         BMC Software, Inc.* ........................       8,450        398,333
         CA, Inc. ...................................      11,580        283,015
         Cadence Design
            Systems, Inc.* ..........................      12,310        101,681
         Citrix Systems, Inc.* ......................       8,330        569,855
         Compuware Corp.* ...........................       1,080         12,604
         Electronic Arts, Inc.* .....................      13,460        220,475
         FactSet Research
            Systems, Inc. ...........................       1,540        144,390
         Informatica Corp.*(1) ......................       3,500        154,105
         Intuit, Inc.* ..............................      11,840        583,712
         McAfee, Inc.* ..............................       5,700        263,967
         MICROS Systems, Inc.* ......................       3,020        132,457
         Microsoft Corp.* ...........................     271,640      7,584,189
         Novell, Inc.* ..............................      10,900         64,528
         Nuance Communications,
            Inc.* ...................................       7,200        130,896
         Oracle Corp.* ..............................     158,100      4,948,530

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      SOFTWARE -- (CONTINUED)
         Red Hat, Inc.* .............................       6,130   $    279,835
         Rovi Corp.*(1) .............................       4,650        288,346
         Salesforce.com, Inc.*(1) ...................       5,120        675,840
         Solera Holdings, Inc. ......................       3,000        153,960
         Symantec Corp.* ............................      27,320        457,337
         Synopsys, Inc.* ............................       5,700        153,387
         VMware, Inc.*(1) ...........................       2,510        223,164
                                                                    ------------
                                                                      19,156,359
                                                                    ------------
      TOTAL INFORMATION TECHNOLOGY ..................                 93,121,293
                                                                    ------------
   MATERIALS -- 4.4%
      CHEMICALS -- 2.4%
         Air Products &
         Chemicals, Inc. ............................       8,070        733,967
         Airgas, Inc. ...............................       3,160        197,374
         Albemarle Corp. ............................       3,080        171,802
         Ashland, Inc. ..............................       2,340        119,012
         Cabot Corp. ................................       2,560         96,384
         Celanese Corp. -
         Series A ...................................       4,270        175,796
         CF Industries
         Holdings, Inc. .............................         123         16,623
         Cytec Industries, Inc. .....................         980         51,999
         E.I. DuPont de
            Nemours & Co.(1) ........................      26,530      1,323,316
         Eastman Chemical Co.(1) ....................       3,000        252,240
         Ecolab, Inc. ...............................       8,930        450,251
         FMC Corp. ..................................       1,830        146,199
         Huntsman Corp. .............................       7,270        113,485
         International Flavors &
            Fragrances, Inc. ........................       1,800        100,062
         Intrepid Potash, Inc.* .....................         100          3,729
         Monsanto Co.* ..............................      23,550      1,640,022
         Nalco Holding Co. ..........................       3,260        104,124
         PPG Industries, Inc. .......................       5,620        472,473
         Praxair, Inc.(1) ...........................      12,950      1,236,337
         RPM International, Inc. ....................       3,760         83,096
         Sigma-Aldrich Corp.(1) .....................       5,590        372,070
         The Dow Chemical Co. .......................      29,750      1,015,665
         The Lubrizol Corp.* ........................       2,180        232,998
         The Mosaic Co.* ............................       6,750        515,430
         The Scotts Miracle-Gro
            Co. - Class A ...........................       1,470         74,632
         The Sherwin-Williams
            Co.(1) ..................................       2,858        239,358
         The Valspar Corp. ..........................       1,520         52,410
                                                                    ------------
                                                                       9,990,854
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      CONSTRUCTION MATERIALS -- 0.1%
         Eagle Materials, Inc. ......................         210   $      5,932
         Martin Marietta
         Materials Corp.(1) .........................       1,390        128,214
         Vulcan Materials Co. .......................       3,300        146,388
                                                                    ------------
                                                                         280,534
                                                                    ------------
      CONTAINERS & PACKAGING -- 0.2%
         AptarGroup, Inc. ...........................         580         27,591
         Ball Corp. .................................       2,150        146,307
         Bemis Co., Inc. ............................       2,840         92,754
         Crown Holdings, Inc.* ......................       7,840        261,699
         Greif, Inc. - Class A ......................         270         16,713
         Owens-Illinois, Inc.* ......................       4,180        128,326
         Packaging Corp. of
            America .................................       2,850         73,644
         Sealed Air Corp. ...........................       3,900         99,255
         Sonoco Products Co. ........................         510         17,172
         Temple-Inland, Inc. ........................       3,400         72,216
                                                                    ------------
                                                                         935,677
                                                                    ------------
      METALS & MINING -- 1.5%
         AK Steel Holding Corp.(1) ..................       2,670         43,708
         Alcoa, Inc. ................................      34,700        534,033
         Allegheny Technologies,
            Inc.(1) .................................       2,650        146,227
         Carpenter Technology
            Corp. ...................................       3,080        123,939
         Cliffs Natural Resources, Inc. .............       6,040        471,181
         Commercial Metals Co. ......................         870         14,433
         Compass Minerals
            International, Inc.(1) ..................         900         80,343
         Freeport-McMoRan Copper
            & Gold, Inc.* ...........................      19,480      2,339,353
         Newmont Mining Corp. .......................      18,170      1,116,183
         Nucor Corp.(1) .............................      11,850        519,267
            Reliance Steel &
         Aluminum Co. ...............................         450         22,995
         Royal Gold, Inc.* ..........................       2,400        131,112
         Schnitzer Steel Industries,
            Inc. - Class A ..........................         140          9,295
         Southern Copper Corp. ......................       6,310        307,550
         Steel Dynamics, Inc. .......................       5,700        104,310
         Titanium Metals Corp.* .....................       3,351         57,570
         United States Steel
            Corp.(1) ................................       4,420        258,216
         Walter Industries, Inc.(1) .................       2,350        300,424
                                                                    ------------
                                                                       6,580,139
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
         PAPER & FOREST PRODUCTS -- 0.2%
            Domtar Corp.(1) .........................       1,800   $    136,656
            International Paper Co. .................      17,040        464,169
            MeadWestvaco Corp. ......................       4,680        122,429
                                                                    ------------
                                                                         723,254
                                                                    ------------
         TOTAL MATERIALS ............................                 18,510,458
                                                                    ------------
      TELECOMMUNICATION SERVICES -- 2.3%
         DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.8%
            AT&T, Inc.* .............................     138,750      4,076,475
            CenturyLink, Inc. .......................       7,890        364,281
            Frontier Communications
               Corp. ................................      33,842        329,283
            Level 3 Communications,
               Inc.* ................................      31,020         30,400
            Qwest Communications
               International, Inc. ..................      44,050        335,220
            tw telecom, Inc.* .......................       4,100         69,905
            Verizon Communications, Inc.* ...........      66,020      2,362,196
            Windstream Corp.(1) .....................      16,800        234,192
                                                                    ------------
                                                                       7,801,952
                                                                    ------------
         WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
            American Tower Corp. -
               Class A* .............................      16,310        842,249
            Clearwire Corp. -
               Class A*(1) ..........................       8,700         44,805
            Crown Castle International
               Corp.* ...............................      10,040        440,053
            Leap Wireless International,
               Inc.* ................................         490          6,007
            MetroPCS Communications,
               Inc.* ................................       4,930         62,266
            NII Holdings, Inc.* .....................       5,590        249,649
            SBA Communications
               Corp. - Class A*(1) ..................       3,210        131,417
            Sprint Nextel Corp.* ....................      18,340         77,578
            Telephone & Data
               Systems, Inc. ........................       2,230         81,507
            United States Cellular
               Corp.* ...............................          90          4,495
                                                                    ------------
                                                                       1,940,026
                                                                    ------------
         TOTAL TELECOMMUNICATION SERVICES ...........                  9,741,978
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      UTILITIES -- 2.4%
         ELECTRIC UTILITIES -- 1.1%
            Allegheny Energy, Inc.* .................         160   $      3,878
            American Electric Power
               Co., Inc. ............................       6,090        219,118
            DPL, Inc. ...............................       4,530        116,466
            Duke Energy Corp.(1) ....................      25,300        450,593
            Edison International ....................       6,620        255,532
            Entergy Corp. ...........................       3,070        217,448
            Exelon Corp. ............................      14,170        590,039
            FirstEnergy Corp.*(1) ...................       5,220        193,244
            Great Plains Energy, Inc. ...............       3,920         76,009
            Hawaiian Electric
            Industries, Inc. ........................       2,710         61,761
            ITC Holdings Corp. ......................       1,320         81,814
            NextEra Energy, Inc. ....................       8,340        433,597
            Northeast Utilities .....................       4,310        137,403
            NV Energy, Inc. .........................       5,880         82,614
            Pepco Holdings, Inc. ....................       5,050         92,162
            Pinnacle West Capital Corp. .............       3,200        132,640
            PPL Corp.(1) ............................      11,200        294,784
            Progress Energy, Inc.* ..................       6,720        292,186
            Southern Co. ............................      22,530        861,322
            Westar Energy, Inc.(1) ..................       2,960         74,474
                                                                    ------------
                                                                       4,667,084
                                                                    ------------
         GAS UTILITIES -- 0.2%
            AGL Resources, Inc. .....................       2,820        101,097
            Atmos Energy Corp. ......................       2,610         81,432
            Energen Corp. ...........................       2,730        131,750
            National Fuel Gas Co. ...................       2,410        158,144
            ONEOK, Inc.(1) ..........................       2,580        143,113
            Questar Corp. ...........................       5,900        102,719
            UGI Corp. ...............................       1,890         59,686
                                                                    ------------
                                                                         777,941
                                                                    ------------
         INDEPENDENT POWER PRODUCERS &
            ENERGY TRADERS -- 0.2%
            Calpine Corp.*(1) .......................       8,350        111,389
            Constellation Energy
            Group, Inc. .............................       5,680        173,978
            GenOn Energy, Inc.* .....................      29,757        113,374
            NRG Energy, Inc.* .......................       3,100         60,574
            Ormat Technologies, Inc. ................         100          2,958
            The AES Corp.* ..........................      21,110        257,120
                                                                    ------------
                                                                         719,393
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
      MULTI-UTILITIES -- 0.9%
         Alliant Energy Corp. .......................       4,200   $    154,434
         Ameren Corp. ...............................       4,450        125,446
         CenterPoint Energy, Inc. ...................       7,060        110,983
         CMS Energy Corp.(1) ........................       7,770        144,522
         Consolidated Edison, Inc. ..................       6,240        309,317
         Dominion Resources,
            Inc. ....................................      11,870        507,086
         DTE Energy Co. .............................       2,200         99,704
         Integrys Energy Group,
            Inc. ....................................       1,760         85,378
         MDU Resources Group,
            Inc. ....................................       4,280         86,756
         NiSource, Inc. .............................       6,800        119,816
         NSTAR* .....................................       3,670        154,837
         OGE Energy Corp.* ..........................       3,110        141,629
         PG&E Corp. .................................      11,720        560,685
         Public Service Enterprise
         Group, Inc. ................................      10,000        318,100
         SCANA Corp.(1) .............................       3,440        139,664
         Sempra Energy ..............................       5,350        280,768
         TECO Energy, Inc. ..........................       5,130         91,314
         Vectren Corp. ..............................       1,680         42,638
         Wisconsin Energy Corp. .....................       1,520         89,467
         Xcel Energy, Inc.(1) .......................      11,770        277,184
                                                                    ------------
                                                                       3,839,728
                                                                    ------------
      WATER UTILITIES -- 0.0%
         American Water Works
            Co., Inc. ...............................       2,290         57,914
         Aqua America, Inc.(1) ......................       5,900        132,632
                                                                    ------------
                                                                         190,546
                                                                    ------------
      TOTAL UTILITIES ...............................                 10,194,692
                                                                    ------------
      TOTAL COMMON STOCK
         (COST $359,176,154) ........................                421,212,311
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
RIGHTS -- 0.0%
      Celgene Corp.* ................................          89   $        436
      Fresenius Kabi
         Pharmaceuticals
         Holding, Inc.* .............................         132              5
                                                                    ------------
   TOTAL RIGHTS
      (COST $0) .....................................                        441
                                                                    ------------
EXCHANGE-TRADED FUNDS -- 0.3%
      iShares Russell 1000 Index Fund(1)
         (COST $884,738) ............................      14,200        992,012
                                                                    ------------
SHORT-TERM INVESTMENTS HELD
   AS COLLATERAL FOR LOANED
   SECURITIES -- 11.0%
   BlackRock Liquidity Funds
      TempFund Portfolio -
      Institutional Series ..........................  23,128,472     23,128,472
   Institutional Money
      Market Trust ..................................  23,419,275     23,419,275
                                                                    ------------
   TOTAL SHORT-TERM INVESTMENTS
      HELD AS COLLATERAL FOR
      LOANED SECURITIES
      (COST $46,547,747)(3) .........................                 46,547,747
                                                                    ------------
   TOTAL INVESTMENTS -- 111.0%
      (COST $406,608,639)+(2) .......................               $468,752,511
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (11.0)% .......................                (46,350,737)
                                                                    ------------
   NET ASSETS -- 100.0% .............................               $422,401,774
                                                                    ============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $410,301,473. At December 31, 2010, net unrealized appreciation was $58,451,038. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $60,001,642 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $1,550,604.

(1)  Security partially or fully on loan.

(2) At December 31, 2010, the market value of securities on loan for the Large-Cap Strategy Fund was $44,845,144.

(3)  See Note 6 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
LARGE-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                          LEVEL 2 -      LEVEL 3 -
                                            TOTAL           LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                          VALUE AT           QUOTED       OBSERVABLE   UNOBSERVABLE
                                      DECEMBER 31, 2010      PRICES         INPUTS        INPUTS
                                      -----------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks ..................      $421,212,311     $421,212,311   $        --        $--
   Rights .........................               441              441            --         --
   Exchange-Traded Funds ..........           992,012          992,012            --         --
   Collateral for securities
      loaned ......................        46,547,747       23,128,472    23,419,275         --
                                         ------------     ------------   -----------        ---
Total .............................      $468,752,511     $445,333,236   $23,419,275        $--
                                         ============     ============   ===========        ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
COMMON STOCK -- 99.7%
   CONSUMER DISCRETIONARY -- 13.6%
      AUTO COMPONENTS -- 1.0%
         American Axle & Manufacturing
            Holdings, Inc.* ....................         5,115   $        65,779
         Amerigon, Inc.* .......................         1,907            20,748
         Cooper Tire & Rubber Co. ..............         6,316           148,931
         Dana Holding Corp.* ...................        13,770           236,982
         Dorman Products, Inc.* ................           796            28,847
         Drew Industries, Inc. .................         1,774            40,305
         Exide Technologies* ...................         8,632            81,227
         Fuel Systems Solutions, Inc.*(1) ......         1,416            41,602
         Modine Manufacturing Co.* .............         4,305            66,728
         Spartan Motors, Inc. ..................         3,109            18,934
         Standard Motor Products, Inc.* ........         1,680            23,016
         Stoneridge, Inc.* .....................         1,848            29,180
         Superior Industries International,
            Inc. ...............................         2,346            49,782
         Tenneco, Inc.* ........................         5,690           234,200
                                                                 ---------------
                                                                       1,086,261
                                                                 ---------------
      AUTOMOBILES -- 0.1%
         Winnebago Industries, Inc.* ...........         3,345            50,844
                                                                 ---------------
      DISTRIBUTORS -- 0.2%
         Audiovox Corp. - Class A* .............         1,628            14,049
         Core-Mark Holding Co., Inc.* ..........         1,113            39,612
         Pool Corp. ............................         3,955            89,146
         Weyco Group, Inc. .....................           741            18,147
                                                                 ---------------
                                                                         160,954
                                                                 ---------------
      DIVERSIFIED CONSUMER SERVICES -- 1.1%
         American Public Education, Inc.*(1) ...         1,735            64,611
         Archipelago Learning, Inc.*(1) ........           980             9,614
         Bridgepoint Education, Inc.*(1) .......         1,700            32,300
         Capella Education Co.*(1) .............         1,425            94,876
         Coinstar, Inc.*(1) ....................         3,008           169,772

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      DIVERSIFIED CONSUMER SERVICES -- (CONTINUED)
         Corinthian Colleges, Inc.*(1) .........         7,971   $        41,529
         CPI Corp. .............................           740            16,687
         Grand Canyon Education, Inc.* .........         3,234            63,354
         K12, Inc.* ............................         2,320            66,491
         Learning Tree International, Inc. .....           720             6,883
         Lincoln Educational Services
            Corp.(1) ...........................         1,608            24,940
         Mac-Gray Corp. ........................         1,980            29,601
         Matthews International
            Corp. - Class A ....................         2,962           103,611
         Pre-Paid Legal Services, Inc.* ........           635            38,259
         Princeton Review, Inc.* ...............           850             1,003
         Regis Corp. ...........................         5,248            87,117
         Sotheby's Holdings, Inc. ..............         6,352           285,840
         Steiner Leisure, Ltd.* ................         1,155            53,938
         Stewart Enterprises, Inc. - Class A ...         6,649            44,482
         Universal Technical Institute, Inc. ...         1,481            32,612
                                                                 ---------------
                                                                       1,267,520
                                                                 ---------------
      HOTELS, RESTAURANTS & LEISURE -- 2.4%
         AFC Enterprises, Inc.* ................         2,615            36,349
         Ambassadors Group, Inc. ...............         2,798            32,177
         Ameristar Casinos, Inc. ...............         1,585            24,774
         Biglari Holdings, Inc.* ...............           100            41,021
         BJ's Restaurants, Inc.*(1) ............         2,500            88,575
         Bluegreen Corp.* ......................         1,037             3,339
         Bob Evans Farms, Inc. .................         3,046           100,396
         Boyd Gaming Corp.*(1) .................         4,550            48,230
         Buffalo Wild Wings, Inc.* .............         1,432            62,793
         California Pizza Kitchen, Inc.* .......         1,437            24,831
         Caribou Coffee Co., Inc.* .............         1,350            13,608
         Carrols Restaurant Group, Inc.* .......         1,060             7,865
         CEC Entertainment, Inc.* ..............         1,748            67,875
         Churchill Downs, Inc. .................           872            37,845
         Cracker Barrel Old Country Store,
            Inc.* ..............................         1,922           105,268
         Denny's Corp.* ........................         7,910            28,318
         DineEquity, Inc.* .....................         1,592            78,613
         Domino's Pizza, Inc.* .................         3,664            58,441

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
         Einstein Noah Restaurant
            Group, Inc.* .......................           704   $         9,891
         Gaylord Entertainment Co.*(1) .........         3,124           112,277
         Interval Leisure Group, Inc.* .........         4,310            69,563
         Isle of Capri Casinos, Inc.* ..........         3,031            30,977
         Jack in the Box, Inc.* ................         5,396           114,017
         Jamba, Inc.* ..........................           910             2,066
         Krispy Kreme Doughnuts, Inc.* .........         4,650            32,457
         Life Time Fitness, Inc.*(1) ...........         4,027           165,067
         McCormick & Schmick's Seafood
            Restaurants, Inc.* .................         1,200            10,908
         Monarch Casino & Resort, Inc.* ........           928            11,600
         Morgans Hotel Group Co.* ..............         2,433            22,067
         Multimedia Games, Inc.* ...............           880             4,910
         O'Charley's, Inc.* ....................         1,730            12,456
         Orient-Express Hotels,
            Ltd. - Class A*(1) .................         9,050           117,560
         Papa John's International, Inc.* ......         2,056            56,951
         Peet's Coffee & Tea, Inc.*(1) .........         1,050            43,827
         PF Chang's China Bistro, Inc. .........         2,361           114,414
         Pinnacle Entertainment, Inc.* .........         6,287            88,144
         Red Lion Hotels Corp.* ................         2,290            18,274
         Red Robin Gourmet Burgers, Inc.*(1) ...         1,602            34,395
         Ruby Tuesday, Inc.* ...................         6,300            82,278
         Ruth's Hospitality Group, Inc.* .......         2,410            11,158
         Scientific Games Corp. - Class A* .....         5,090            50,696
         Shuffle Master, Inc.* .................         4,580            52,441
         Sonic Corp.* ..........................         5,665            57,330
         Speedway Motorsports, Inc.(1) .........         1,511            23,149
         Texas Roadhouse, Inc.* ................         5,295            90,915
         The Cheesecake Factory, Inc.*(1) ......         5,876           180,158
         The Marcus Corp. ......................         1,587            21,060

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HOTELS, RESTAURANTS & LEISURE -- (CONTINUED)
         Vail Resorts, Inc.*(1) ................         3,260   $       169,650
                                                                 ---------------
                                                                       2,670,974
                                                                 ---------------
      HOUSEHOLD DURABLES -- 0.7%
         American Greetings
            Corp. - Class A(1) .................         3,867            85,693
         Beazer Homes USA, Inc.* ...............        10,880            58,643
         Blyth, Inc. ...........................           710            24,481
         Brookfield Homes Corp.* ...............         1,560            14,664
         Cavco Industries, Inc.*(1) ............           405            18,910
         CSS Industries, Inc. ..................           658            13,561
         Ethan Allen Interiors, Inc.*(1) .......         2,536            50,745
         Furniture Brands International,
            Inc.* ..............................         3,380            17,373
         Helen of Troy, Ltd.* ..................         2,753            81,874
         Hooker Furniture Corp.* ...............           861            12,166
         Hovnanian Enterprises, Inc. -
            Class A*(1) ........................         5,813            23,775
         iRobot Corp.* .........................         2,090            51,999
         Kid Brands, Inc.* .....................         2,200            18,810
         La-Z-Boy, Inc.*(1) ....................         5,346            48,221
         Libbey, Inc.* .........................         1,740            26,918
         Lifetime Brands, Inc.* ................           120             1,685
         M/I Homes, Inc.* ......................         2,554            39,281
         Meritage Homes Corp.* .................         2,492            55,322
         Ryland Group, Inc.* ...................         4,681            79,717
         Sealy Corp.* ..........................         4,055            11,841
         Skyline Corp. .........................           539            14,057
         Standard Pacific Corp.* ...............         4,740            21,804
         Universal Electronics, Inc.* ..........         1,408            39,945
                                                                 ---------------
                                                                         811,485
                                                                 ---------------
      INTERNET & CATALOG RETAIL -- 0.4%
         1-800-FLOWERS.COM, Inc. - Class A* ....         3,112             8,371
         Blue Nile, Inc.*(1) ...................         1,422            81,139
         Drugstore.com, Inc.*(1) ...............         8,990            19,868
         Gaiam, Inc. - Class A .................         1,143             8,801
         HSN, Inc.* ............................         3,830           117,351
         NutriSystem, Inc. .....................         2,149            45,193
         Orbitz Worldwide, Inc.* ...............         3,179            17,771
         Overstock.com, Inc.* ..................         1,122            18,491
         PetMed Express, Inc.(1) ...............         2,107            37,526
         Shutterfly, Inc.*(1) ..................         2,692            94,301

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      INTERNET & CATALOG RETAIL -- (CONTINUED)
         U.S. Auto Parts Network, Inc.* ........         1,920   $        16,128
         Vitacost.com, Inc.* ...................           900                --
                                                                 ---------------
                                                                         464,940
                                                                 ---------------
      LEISURE EQUIPMENT & PRODUCTS -- 0.7%
         Arctic Cat, Inc.* .....................         2,150            31,476
         Brunswick Corp.(1) ....................         7,851           147,128
         Callaway Golf Co.(1) ..................         5,801            46,814
         Eastman Kodak Co.*(1) .................        24,730           132,553
         JAKKS Pacific, Inc.*(1) ...............         2,378            43,327
         Johnson Outdoors, Inc. - Class A* .....         1,400            17,528
         Leapfrog Enterprises, Inc.* ...........         2,987            16,578
         Marine Products Corp.* ................         1,100             7,326
         Polaris Industries, Inc. ..............         3,127           243,969
         RC2 Corp.* ............................         2,472            53,815
         Smith & Wesson Holdings Corp.*(1) .....         5,587            20,895
         Steinway Musical Instruments, Inc.* ...           568            11,275
         Sturm, Ruger & Co., Inc. ..............         1,720            26,299
                                                                 ---------------
                                                                         798,983
                                                                 ---------------
      MEDIA -- 1.3%
         A.H. Belo Corp. - Class A* ............         2,760            24,012
         Arbitron, Inc.(1) .....................         2,304            95,662
         Ascent Media Corp. - Class A* .........         1,040            40,310
         Ballantyne Strong, Inc.* ..............            30               233
         Belo Corp. - Class A* .................        10,060            71,225
         Carmike Cinemas, Inc.* ................         1,090             8,415
         Cinemark Holdings, Inc. ...............         4,757            82,011
         CKX, Inc.* ............................         4,616            18,602
         Dex One Corp.* ........................         5,060            37,748
         E.W. Scripps Co. - Class A*(1) ........         2,110            21,416
         Entercom Communications Corp. -
            Class A* ...........................         2,420            28,024
         Entravision Communications Corp. -
            Class A* ...........................         8,930            22,950
         Fisher Communications, Inc.* ..........           627            13,669
         Global Sources, Ltd.* .................           619             5,893
         Gray Television, Inc.* ................         9,850            18,419

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      MEDIA -- (CONTINUED)
         Harte-Hanks, Inc. .....................         3,036   $        38,770
         Journal Communications, Inc. -
            Class A* ...........................         3,820            19,291
         Knology, Inc.* ........................         2,369            37,027
         Lee Enterprises, Inc.* ................         8,010            19,705
         LIN TV Corp. - Class A* ...............         3,270            17,331
         Lions Gate Entertainment Corp.* .......         6,500            42,315
         Live Nation Entertainment, Inc.* ......        11,766           134,368
         Lodgenet Entertainment Corp.*(1) ......           890             3,782
         Martha Stewart Living Omnimedia, Inc. -
            Class A*(1) ........................         1,923             8,500
         Media General, Inc. - Class A* ........         2,260            13,063
         Mediacom Communications Corp. -
            Class A* ...........................         3,685            31,175
         National CineMedia, Inc. ..............         4,822            96,006
         Nexstar Broadcasting Group, Inc. -
            Class A*(1) ........................         3,220            19,288
         Outdoor Channel Holdings, Inc.* .......         1,170             8,389
         Playboy Enterprises, Inc. - Class B* ..           350             1,827
         PRIMEDIA, Inc. ........................         1,510             6,342
         ReachLocal, Inc.* .....................         1,420            28,272
         Rentrak Corp.* ........................         1,230            37,097
         Scholastic Corp. ......................         3,116            92,047
         Sinclair Broadcast Group, Inc. -
            Class A ............................         3,568            29,186
         SuperMedia, Inc.* .....................         1,070             9,320
         The McClatchy Co. - Class A* ..........         6,060            28,300
         Valassis Communications, Inc.* ........         4,370           141,369
         Warner Music Group Corp.* .............         4,650            26,179
         World Wrestling Entertainment, Inc. -
            Class A(1) .........................         2,097            29,861
                                                                 ---------------
                                                                       1,407,399
                                                                 ---------------
      MULTILINE RETAIL -- 0.4%
         99 Cents Only Stores* .................         3,420            54,515
         Dillard's, Inc. - Class A .............         3,962           150,318

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      MULTILINE RETAIL -- (CONTINUED)
         Fred's, Inc. - Class A ................         4,302   $        59,195
         Gordmans Stores, Inc.* ................           160             2,682
         Retail Ventures, Inc.* ................         2,100            34,230
         Saks, Inc.* ...........................        14,020           150,014
         The Bon-Ton Stores, Inc.*(1) ..........         2,250            28,485
         Tuesday Morning Corp.* ................         1,800             9,504
                                                                 ---------------
                                                                         488,943
                                                                 ---------------
      SPECIALTY RETAIL -- 3.3%
         America's Car-Mart, Inc.* .............         1,040            28,163
         AnnTaylor Stores Corp.* ...............         5,310           145,441
         Asbury Automotive Group, Inc.* ........         2,524            46,644
         Barnes & Noble, Inc.(1) ...............         3,530            49,949
         Bebe Stores, Inc. .....................         2,106            12,552
         Big 5 Sporting Goods Corp. ............         1,932            29,502
         Borders Group, Inc.*(1) ...............         6,420             5,779
         Brown Shoe Co., Inc. ..................         3,375            47,014
         Build-A-Bear Workshop, Inc.* ..........         1,721            13,148
         Cabela's, Inc.* .......................         4,124            89,697
         Casual Male Retail Group, Inc.* .......         6,740            31,948
         Charming Shoppes, Inc.*(1) ............        10,740            38,127
         Christopher & Banks Corp.* ............         4,415            27,152
         Citi Trends, Inc.* ....................         1,246            30,589
         Coldwater Creek, Inc.* ................         7,830            24,821
         Collective Brands, Inc.*(1) ...........         5,857           123,583
         Conn's, Inc.*(1) ......................         1,216             5,691
         Destination Maternity Corp.* ..........           480            18,206
         Dress Barn, Inc.* .....................         4,867           128,586
         DSW, Inc. - Class A*(1) ...............         1,767            69,090
         Express, Inc.* ........................         1,460            27,448
         Genesco, Inc.* ........................         2,321            87,014
         Group 1 Automotive, Inc.(1) ...........         2,554           106,655
         Haverty Furniture Cos., Inc. ..........         1,967            25,532
         hhgregg, Inc.*(1) .....................         1,095            22,940
         Hibbett Sports, Inc.* .................         2,714           100,147
         Hot Topic, Inc.(1) ....................         4,801            30,102
         Jo-Ann Stores, Inc.* ..................         2,332           140,433

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      SPECIALTY RETAIL -- (CONTINUED)
         Jos. A. Bank Clothiers, Inc.* .........         2,580   $       104,026
         Kirkland's, Inc.*(1) ..................         1,440            20,203
         Lithia Motors, Inc. - Class A .........         1,680            24,007
         Lumber Liquidators
            Holdings, Inc.*(1) .................         1,601            39,881
         MarineMax, Inc.* ......................         3,180            29,733
         Midas, Inc.* ..........................         1,034             8,386
         Monro Muffler Brake, Inc.(1) ..........         2,742            94,846
         New York & Co., Inc.* .................         2,080             9,194
         OfficeMax, Inc.* ......................         7,970           141,069
         Pacific Sunwear of California, Inc.* ..         7,770            42,113
         Penske Auto Group, Inc.* ..............         4,010            69,854
         Pier 1 Imports, Inc.*(1) ..............         9,850           103,425
         Rent-A-Center, Inc.*(1) ...............         6,464           208,658
         Rue21, Inc.*(1) .......................         1,650            48,361
         Sally Beauty Holdings, Inc.*(1) .......         8,613           125,147
         Select Comfort Corp.* .................         5,740            52,406
         Shoe Carnival, Inc.* ..................         1,049            28,323
         Sonic Automotive, Inc. - Class A(1) ...         4,968            65,776
         Stage Stores, Inc. ....................         4,578            79,383
         Stein Mart, Inc. ......................         2,670            24,698
         Systemax, Inc.*(1) ....................         1,302            18,358
         Talbots, Inc.* ........................         7,360            62,707
         The Buckle, Inc.*(1) ..................         2,305            87,060
         The Cato Corp. - Class A ..............         2,513            68,881
         The Children's Place
            Retail Stores, Inc.* ...............         2,328           115,562
         The Finish Line, Inc. -
            Class A(1) .........................         4,424            76,049
         The Men's Wearhouse, Inc. .............         5,059           126,374
         The Pep Boys - Manny, Moe & Jack* .....         5,553            74,577
         The Wetseal, Inc. - Class A* ..........         7,386            27,328
         Ulta Salon Cosmetics &
            Fragrance, Inc.* ...................         2,841            96,594
         Vitamin Shoppe, Inc.* .................         1,260            42,386
         West Marine, Inc.* ....................         1,850            19,573
         Zumiez, Inc.* .........................         1,783            47,909
                                                                 ---------------
                                                                       3,688,800
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      TEXTILES, APPAREL & LUXURY GOODS -- 2.0%
         American Apparel, Inc.* ...............         2,943   $         4,885
         Carter's, Inc.* .......................         4,511           133,120
         Cherokee, Inc.(1) .....................           628            11,813
         Columbia Sportswear Co.(1) ............         1,233            74,350
         Crocs, Inc.* ..........................         8,080           138,330
         Culp, Inc.* ...........................            30               311
         Deckers Outdoor Corp.* ................         3,871           308,674
         Delta Apparel, Inc.* ..................            60               810
         G-III Apparel Group, Ltd.* ............         1,287            45,238
         Iconix Brand Group, Inc.* .............         7,445           143,763
         Joe's Jeans, Inc.*(1) .................         3,820             5,959
         K-Swiss, Inc. - Class A* ..............         2,058            25,663
         Kenneth Cole Productions,
            Inc. - Class A* ....................           850            10,617
         Liz Claiborne, Inc.*(1) ...............         8,480            60,717
         Maidenform Brands,
         Inc.* .................................         2,319            55,123
         Movado Group, Inc.* ...................         1,765            28,487
         Oxford Industries, Inc.* ..............         1,960            50,196
         Perry Ellis International,
            Inc.* ..............................           647            17,773
         Quiksilver, Inc.* .....................        10,150            51,460
         Skechers U.S.A., Inc. -
            Class A*(1) ........................         3,673            73,460
         Steven Madden, Ltd.* ..................         2,284            95,288
         The Jones Group, Inc. .................         7,950           123,543
         The Timberland Co. -
            Class A* ...........................         3,755            92,335
         The Warnaco Group,
            Inc.* ..............................         4,411           242,914
         True Religion
            Apparel, Inc.* .....................         2,517            56,028
         Under Armour, Inc. -
            Class A* ...........................         3,213           176,201
         Unifi, Inc.* ..........................         1,066            18,047
         Volcom, Inc.* .........................         1,933            36,476
         Wolverine World Wide,
            Inc ................................         4,396           140,144
                                                                 ---------------
                                                                       2,221,725
                                                                 ---------------
         TOTAL CONSUMER DISCRETIONARY ..........                      15,118,828
                                                                 ---------------
      CONSUMER STAPLES -- 2.9%
         BEVERAGES -- 0.1%
         Coca-Cola Bottling
            Co. Consolidated ...................           251            13,950

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      BEVERAGES -- (CONTINUED)
         Heckmann Corp.* .......................        10,870   $        54,676
         National Beverage Corp. ...............         1,170            15,374
         The Boston Beer Co., Inc. -
            Class A* ...........................           775            73,695
                                                                 ---------------
                                                                         157,695
                                                                 ---------------
      FOOD & STAPLES RETAILING -- 0.8%
         Arden Group, Inc. -
            Class A ............................            53             4,373
         Casey's General
            Stores, Inc. .......................         3,736           158,817
         Great Atlantic & Pacific
            Tea Co., Inc.*(1) ..................         3,280               692
         Ingles Markets, Inc. -
            Class A ............................         1,775            34,080
         Nash-Finch Co. ........................         1,098            46,676
         PriceSmart, Inc. ......................         1,316            50,048
         Rite Aid Corp.* .......................        49,220            43,471
         Ruddick Corp.(1) ......................         4,050           149,202
         Spartan Stores, Inc. ..................         1,679            28,459
         Susser Holdings Corp.* ................           831            11,509
         The Andersons, Inc.(1) ................         2,155            78,334
         The Pantry, Inc.* .....................         2,030            40,316
         United Natural
            Foods, Inc.* .......................         4,247           155,780
         Village Super Market -
            Class A ............................           780            25,740
         Weis Markets, Inc. ....................         1,090            43,960
         Winn-Dixie Store, Inc.* ...............         4,891            35,068
                                                                 ---------------
                                                                         906,525
                                                                 ---------------
      FOOD PRODUCTS -- 1.3%
         Alico, Inc. ...........................            70             1,669
         B&G Foods, Inc. -
            Class A ............................         5,616            77,108
         Cal-Maine Foods, Inc.(1) ..............         1,252            39,538
         Calavo Growers, Inc. ..................         1,157            26,669
         Chiquita Brands
            International, Inc.*(1) ............         5,391            75,582
         Darling International,
            Inc.* ..............................         7,127            94,647
         Diamond Foods, Inc. ...................         2,055           109,285
         Dole Food Co., Inc.*(1) ...............         2,800            37,828
         Farmer Brothers Co.* ..................           388             6,906
         Fresh Del Monte
            Produce, Inc. ......................         4,049           101,023
         Griffin Land &
            Nurseries, Inc. ....................           246             7,965

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      FOOD PRODUCTS -- (CONTINUED)
         Harbinger Group, Inc.* ................         1,670   $        10,337
         Imperial Sugar Co. ....................         1,036            13,851
         J&J Snack Foods Corp. .................         1,544            74,483
         John B. Sanfilippo &
            Son, Inc.* .........................         1,560            19,406
         Lancaster Colony Corp.(1) .............         1,712            97,926
         Lifeway Foods, Inc.* ..................         1,990            19,004
         Limoneira Co.(1) ......................           880            25,256
         Pilgrim's Pride Corp.* ................         4,790            33,961
         Sanderson Farms, Inc.(1) ..............         2,311            90,476
         Seneca Foods Corp. -
            Class A* ...........................           640            17,267
         Smart Balance, Inc.* ..................         7,329            31,735
         Snyders-Lance, Inc. ...................         2,831            66,359
         The Hain Celestial
         Group, Inc.* ..........................         4,103           111,027
         Tootsie Roll
            Industries, Inc.(1) ................         1,521            44,063
         TreeHouse Foods, Inc.*(1) .............         3,542           180,961
                                                                 ---------------
                                                                       1,414,332
                                                                 ---------------
      HOUSEHOLD PRODUCTS -- 0.2%
         Central Garden & Pet
            Co. - Class A* .....................         5,144            50,823
         Oil-Dri Corp. of America ..............           710            15,258
         Spectrum Brands
            Holdings, Inc.* ....................         1,660            51,742
         WD-40 Co. .............................         1,414            56,956
                                                                 ---------------
                                                                         174,779
                                                                 ---------------
      PERSONAL PRODUCTS -- 0.3%
         Elizabeth Arden, Inc.* ................         1,897            43,650
         International
            Parfums, Inc. ......................         1,208            22,771
         Medifast, Inc.* .......................         1,140            32,923
         Nu Skin Enterprises,
            Inc. - Class A .....................         4,828           146,095
         Nutraceutical
            International Corp.* ...............           460             6,527
         Prestige Brands
            Holdings, Inc.* ....................         4,497            53,739
         Revlon, Inc. - Class A* ...............           450             4,428
         Schiff Nutrition
            International, Inc. ................           195             1,771
         Synutra International,
            Inc.*(1) ...........................         2,399            32,267
         The Female Health Co. .................         1,630             9,275

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      PERSONAL PRODUCTS -- (CONTINUED)
         USANA Health
         Sciences, Inc.* .......................           495   $        21,508
                                                                 ---------------
                                                                         374,954
                                                                 ---------------
      TOBACCO -- 0.2%
         Alliance One
            International, Inc.* ...............         9,832            41,688
         Star Scientific, Inc.* ................         3,189             6,219
         Universal Corp.* ......................         2,202            89,621
         Vector Group, Ltd. ....................         3,886            67,305
                                                                 ---------------
                                                                         204,833
                                                                 ---------------
      TOTAL CONSUMER STAPLES ...................                       3,233,118
                                                                 ---------------
   ENERGY -- 6.4%
      ENERGY EQUIPMENT & SERVICES -- 2.3%
         Allis-Chalmers
            Energy, Inc.* ......................         4,474            31,721
         Basic Energy
            Services, Inc.* ....................         1,782            29,367
         Bristow Group, Inc.* ..................         3,471           164,352
         Cal Dive International,
            Inc.* ..............................         8,739            49,550
         CARBO Ceramics, Inc. ..................         1,888           195,483
         Complete Production
            Services, Inc.* ....................         7,816           230,963
         Dawson Geophysical
            Co.* ...............................           663            21,150
         Dril-Quip, Inc.* ......................         3,278           254,766
         Global Industries, Ltd.* ..............         9,480            65,696
         Gulf Island Fabrication,
            Inc ................................         1,683            47,427
         Gulfmark Offshore, Inc. -
            Class A* ...........................         2,641            80,286
         Halliburton Co. .......................           319            13,025
         Helix Energy Solutions
            Group, Inc.* .......................        10,040           121,886
         Hercules Offshore, Inc.* ..............        13,500            46,710
         Hornbeck Offshore
            Services, Inc.*(1) .................         2,988            62,389
         ION Geophysical
            Corp.*(1) ..........................        10,667            90,456
         Key Energy Services,
            Inc.* ..............................        12,310           159,784
         Lufkin Industries, Inc. ...............         2,890           180,307
         Matrix Service Co.* ...................         4,093            49,853
         Natural Gas Services
            Group, Inc.* .......................           704            13,313

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      ENERGY EQUIPMENT & SERVICES -- (CONTINUED)
         Newpark Resources,
            Inc.* ..............................         8,202   $        50,524
         OYO Geospace Corp.* ...................           311            30,823
         Parker Drilling Co.* ..................        14,514            66,329
         PHI, Inc.* ............................         1,015            19,123
         Pioneer Drilling Co.* .................         4,878            42,975
         RPC, Inc.(1) ..........................         4,108            74,437
         Seahawk Drilling, Inc.* ...............         2,000            17,900
         T-3 Energy Services,
            Inc.* ..............................         1,473            58,670
         Tesco Corp.* ..........................         2,600            41,288
         Tetra Technologies, Inc.* .............         6,770            80,360
         Union Drilling, Inc.* .................         3,290            23,951
         Vantage Drilling Co.* .................         8,160            16,565
         Willbros Group, Inc.* .................         3,828            37,591
                                                                 ---------------
                                                                       2,469,020
                                                                 ---------------
      OIL, GAS & CONSUMABLE FUELS -- 4.1%
         Abraxas Petroleum
            Corp.* .............................         8,390            38,342
         Alon USA Energy, Inc.(1) ..............         1,174             7,021
         Apco Oil and Gas
            International, Inc.* ...............           600            34,500
         Approach Resources,
            Inc.* ..............................         1,760            40,656
         ATP Oil & Gas Corp.*(1) ...............         4,202            70,341
         Berry Petroleum Co. -
            Class A(1) .........................         5,244           229,163
         Bill Barret Corp.*(1) .................         4,775           196,396
         BPZ Resources, Inc.* ..................        11,673            55,563
         Brigham Exploration
            Co.* ...............................        10,983           299,177
         Callon Petroleum Co.* .................           520             3,078
         CAMAC Energy, Inc.*(1) ................         5,740            11,423
         Carrizo Oil & Gas, Inc.* ..............         3,466           119,542
         Cheniere Energy, Inc.*(1) .............         5,457            30,123
         Clayton Williams
            Energy, Inc.* ......................           483            40,558
         Clean Energy Fuels
            Corp.* .............................         2,899            40,122
         Cloud Peak Energy, Inc.* ..............         3,070            71,316
         Contango Oil &
            Gas Co.* ...........................         1,069            61,927
         Crosstex Energy, Inc. .................         3,643            32,277
         CVR Energy, Inc.* .....................         2,186            33,183
         Delek US Holdings, Inc. ...............         1,412            10,279
         Delta Petroleum Corp.* ................         8,123             6,173
         DHT Maritime, Inc. ....................         2,613            12,150

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Endeavour International
            Corp.*(1) ..........................         1,993   $        27,503
         Energy Partners, Ltd.* ................         3,240            48,146
         Energy XXI
            Bermuda, Ltd.* .....................         5,930           164,083
         Evolution Petroleum
            Corp.* .............................            40               261
         FX Energy, Inc.* ......................         3,903            24,003
         Gastar Exploration, Ltd.* .............         5,690            24,467
         General Maritime Corp. ................         8,223            26,725
         Georesources, Inc.* ...................         1,774            39,401
         GMX Resources, Inc.*(1) ...............         3,090            17,057
         Golar LNG, Ltd. .......................         4,668            70,067
         Goodrich Petroleum
            Corp.* .............................         2,175            38,367
         Green Plains Renewable
            Energy, Inc.* ......................         1,170            13,174
         Gulfport Energy Corp.* ................         2,190            47,413
         Harvest Natural
            Resources, Inc.* ...................         2,549            31,021
         Hess Corp. ............................            --                33
         Houston American
            Energy Corp.(1) ....................         1,920            34,733
         International Coal
            Group, Inc.* .......................        11,650            90,171
         Isramco, Inc.*(1) .....................            40             3,372
         James River Coal Co.*(1) ..............         2,332            59,070
         Knightsbridge
            Tankers, Ltd. ......................         1,793            39,930
         Kodiak Oil & Gas Corp.* ...............        15,800           104,280
         L&L Energy, Inc.*(1) ..................         2,400            25,920
            Magnum Hunter
         Resources Corp.* ......................         5,270            37,944
         McMoRan Exploration
            Co.*(1) ............................         8,128           139,314
         Miller Petroleum, Inc.*(1) ............         3,140            16,328
         Nordic American Tanker
            Shipping(1) ........................         4,698           122,242
         Northern Oil and
            Gas, Inc.* .........................         4,980           135,506
         Oasis Petroleum, Inc.*(1) .............         4,190           113,633
         Overseas Shipholding
            Group, Inc. ........................         2,480            87,842
         Panhandle Oil and Gas,
            Inc. - Class A* ....................           586            16,068
         Patriot Coal Corp.*(1) ................         7,150           138,495
         Penn Virginia Corp. ...................         4,544            76,430

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      OIL, GAS & CONSUMABLE FUELS -- (CONTINUED)
         Petroleum Development
            Corp.* .............................         1,789   $        75,514
         Petroquest Energy, Inc.*(1) ...........         5,743            43,245
         RAM Energy
            Resources, Inc.* ...................        10,270            18,897
         Resolute Energy Corp.*(1) .............         2,000            29,520
         Rex American Resources
            Corp.* .............................           790            12,134
         Rex Energy Corp.* .....................         2,515            34,330
         Rosetta Resources, Inc.* ..............         5,088           191,512
         Scorpio Tankers, Inc.* ................         1,250            12,638
            Ship Finance
         International, Ltd. ...................         4,213            90,664
         Southern Union Co. ....................             1                23
         Stone Energy Corp.*(1) ................         3,824            85,237
         Swift Energy Co.* .....................         3,746           146,656
         Syntroleum Corp.* .....................         3,350             6,198
         Teekay Tankers,
            Ltd. - Class A(1) ..................         3,218            39,710
         TransAtlantic
            Petroleum, Ltd.* ...................         8,990            29,937
         Uranium Energy Corp.*(1) ..............         5,180            31,287
         USEC, Inc.*(1) ........................        10,955            65,949
         Vaalco Energy, Inc.* ..................         5,557            39,788
         Venoco, Inc.* .........................         1,310            24,170
         W&T Offshore, Inc.(1) .................         3,020            53,967
         Warren Resources, Inc.* ...............         8,990            40,635
         Western Refining, Inc.* ...............         3,345            35,390
         World Fuel
            Services Corp.......................         5,754           208,065
                                                                 ---------------
                                                                       4,571,775
                                                                 ---------------
      TOTAL ENERGY .............................                       7,040,795
                                                                 ---------------
   FINANCIALS -- 20.3%
      CAPITAL MARKETS -- 2.3%
         American Capital Ltd.* ................        31,070           234,889
         Apollo Investment Corp. ...............        19,092           211,348
         Arlington Asset Investment
            Corp. - Class A ....................           180             4,318
         Artio Global
            Investors, Inc. ....................         2,600            38,350
         BGC Partners, Inc. -
            Class A ............................         6,570            54,597
         BlackRock Kelso Capital
            Corp ...............................         5,980            66,139
         Calamos Asset Management,
            Inc. - Class A .....................         1,785            24,990

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      CAPITAL MARKETS -- (CONTINUED)
         Capital Southwest Corp. ...............           262   $        27,196
         Cohen & Steers, Inc. ..................         1,143            29,832
         Cowen Group, Inc. -
            Class A*(1) ........................         2,260            10,532
         Diamond Hill Investment
            Group, Inc. ........................           160            11,574
         Duff & Phelps Corp. -
            Class A ............................         2,764            46,601
         Epoch Holding Corp. ...................           940            14,598
         Evercore Partners, Inc. -
            Class A ............................         1,413            48,042
         FBR Capital Markets
            Corp.* .............................         5,860            22,385
         Fifth Street Finance
            Corp ...............................         5,426            65,872
         Financial Engines, Inc.* ..............         1,950            38,668
         GAMCO Investors, Inc. -
            Class A ............................           812            38,984
         GFI Group, Inc. .......................         5,181            24,299
         Gladstone Capital Corp. ...............         1,702            19,607
         Gladstone Investment
            Corp ...............................         1,707            13,059
         Gleacher & Co., Inc.* .................        10,155            24,067
         Golub Capital BDC, Inc. ...............         1,570            26,878
         Harris & Harris
            Group, Inc.*(1) ....................         2,760            12,089
         Hercules Technology
            Growth Capital, Inc. ...............         3,067            31,774
         HFF, Inc. - Class A* ..................         3,050            29,463
         International Assets
            Holding Corp.* .....................         1,026            24,214
         Internet Capital Group,
            Inc.* ..............................         2,984            42,432
         Investment Technology
            Group, Inc.* .......................         4,000            65,480
         JMP Group, Inc. .......................           900             6,867
         Kayne Anderson Energy
            Development Co. ....................         1,181            21,270
         KBW, Inc. .............................         3,233            90,265
         Knight Capital Group,
            Inc. - Class A* ....................         8,802           121,380
         LaBranche & Co., Inc.* ................         4,585            16,506
         Ladenburg Thalmann
            Financial Services,
            Inc.* ..............................        14,500            16,965
         Main Street Capital
            Corp.* .............................         1,335            24,284
         MCG Capital Corp. .....................         9,220            64,263

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      CAPITAL MARKETS -- (CONTINUED)
         Medallion Financial
            Corp ...............................         1,311   $        10,750
         MF Global Holdings,
            Ltd.* ..............................        10,930            91,375
         MVC Capital, Inc. .....................         1,994            29,112
         NGP Capital Resources
            Co. ................................         1,867            17,176
         Oppenheimer Holdings,
            Inc. - Class A .....................           870            22,803
         optionsXpress
            Holdings, Inc.(1) ..................         3,379            52,949
         PennantPark Investment
            Corp. ..............................         2,830            34,639
         Penson Worldwide, Inc.* ...............         1,568             7,668
         Piper Jaffray Cos.* ...................         1,530            53,565
         Prospect Capital Corp.* ...............         7,319            79,045
         Pzena Investment
            Management, Inc. -
            Class A ............................           665             4,888
         Safeguard Scientifics,
            Inc.* ..............................         2,825            48,251
         Sanders Morris Harris
            Group, Inc. ........................         1,795            13,014
         Solar Capital, Ltd. ...................           950            23,541
         Stifel Financial Corp.*(1) ............         3,413           211,743
         SWS Group, Inc. .......................         2,087            10,539
         Teton Advisors, Inc.* .................            10               103
         THL Credit, Inc. ......................         2,300            29,923
         TICC Capital Corp.(1) .................         3,539            39,672
         TradeStation Group,
            Inc.* ..............................         4,510            30,443
         Triangle Capital Corp. ................         1,056            20,064
         Virtus Investment
            Partners, Inc.* ....................           503            22,821
         Westwood Holdings
            Group, Inc. ........................           600            23,976
                                                                 ---------------
                                                                       2,542,137
                                                                 ---------------
      COMMERCIAL BANKS -- 5.6%
         1st Source Corp.(1) ...................         1,138            23,033
         1st United Bancorp, Inc./
            Boca Raton* ........................         2,920            20,177
         Alliance Financial Corp. ..............           150             4,853
         American National
            Bankshares, Inc. ...................           630            14,837
         Ameris Bancorp* .......................         1,121            11,815
         Ames National Corp.*(1) ...............           481            10,423
         Arrow Financial Corp.(1) ..............         1,042            28,665

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMERCIAL BANKS -- (CONTINUED)
         Bancfirst Corp. .......................           414   $        17,053
         Banco Latinoamericano
         De Exportaciones SA ...................         2,324            42,901
         Bancorp Rhode Island,
            Inc ................................           430            12,509
         Bank of Marin BanCorp. ................           160             5,600
         Bank of the Ozarks, Inc. ..............         1,056            45,778
         Boston Private Financial
            Holdings, Inc. .....................         7,368            48,260
         Bridge Bancorp, Inc....................           590            14,544
         Bryn Mawr Bank Corp....................           475             8,289
         Camden National Corp...................           623            22,571
         Capital City Bank
            Group, Inc. ........................           951            11,983
         Cardinal Financial Corp. ..............         2,860            33,262
         Cathay General Bancorp. ...............         7,002           116,933
         Center Financial Corp.* ...............         4,030            30,547
         CenterState Banks of
            Florida, Inc. ......................         3,106            24,600
         Chemical Financial Corp. ..............         2,518            55,774
         Citizens & Northern
            Corp.(1) ...........................           631             9,377
         Citizens Republic
            Bancorp, Inc.* .....................        28,790            17,706
         City Holding Co. ......................         1,762            63,837
         CNB Financial Corp. ...................         2,000            29,620
         CoBiz Financial, Inc. .................         1,429             8,688
         Columbia Banking
            System, Inc.(1) ....................         3,669            77,269
         Community Bank
            Systems, Inc.(1) ...................         2,654            73,702
         Community Trust
            Bancorp, Inc. ......................         1,428            41,355
         CVB Financial Corp.(1) ................         9,444            81,879
         Danvers Bancorp, Inc.(1) ..............         1,471            25,993
         Eagle Bancorp, Inc.* ..................         2,440            35,209
         Enterprise Financial
            Services Corp. .....................           753             7,876
         Financial Institutions,
            Inc ................................           873            16,561
         First Bancorp, Inc. ...................         1,489            23,511
         First Bancorp/North
            Carolina ...........................         1,095            16,764
         First Busey Corp.(1) ..................         5,451            25,620
         First Commonwealth
            Financial Corp. ....................         9,326            66,028
         First Community
            Bancshares, Inc. ...................         1,511            22,574

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMERCIAL BANKS -- (CONTINUED)
         First Financial Bancorp(1) ............         5,775   $       106,722
         First Financial
            Bankshares, Inc.(1).................         1,971           100,876
         First Financial
            Corp./Indiana(1) ...................           885            31,099
         First Interstate
            Bancsystem, Inc. ...................           830            12,649
         First Merchants Corp. .................         2,305            20,422
         First Midwest
            Bancorp, Inc. ......................         6,711            77,311
         First South Bancorp, Inc...............           862             5,577
         FirstMerit Corp. ......................        10,613           210,031
         FNB Corp.(1) ..........................        11,206           110,043
         German American
            Bancorp, Inc. ......................           990            18,231
         Glacier Bancorp, Inc...................         7,161           108,203
         Great Southern
            Bancorp, Inc. ......................         1,520            35,857
         Green Bankshares, Inc.*(1) ............         1,650             5,280
         Hancock Holding Co. ...................         2,509            87,464
         Heartland Financial
            USA, Inc. ..........................           983            17,163
         Heritage Financial Corp.* .............           820            11,414
         Home Bancshares, Inc. .................         2,492            54,899
         Hudson Valley
            Holding Corp. ......................         1,034            25,602
         IBERIABANK Corp. ......................         2,344           138,601
         Independent Bank Corp./
            Massachusetts ......................         1,886            51,016
         International Bancshares
            Corp.(1) ...........................         5,312           106,399
         Investors Bancorp, Inc.* ..............         4,541            59,578
         Lakeland Bancorp, Inc. ................         1,655            18,155
         Lakeland Financial Corp. ..............           405             8,691
         MainSource Financial
            Group, Inc. ........................         1,619            16,854
         MB Financial, Inc.(1) .................         5,645            97,771
         Merchants Bancshares, Inc. ............           820            22,599
         Metro Bancorp, Inc.* ..................         2,152            23,694
         Midsouth Bancorp, Inc. ................           730            11,213
         Nara Bancorp, Inc.* ...................         3,801            37,326
         National Bankshares, Inc. .............           730            22,988
         National Penn
            Bancshares, Inc.(1) ................        11,751            94,361
         NBT Bancorp, Inc.(1) ..................         3,788            91,480
         Northfield Bancorp, Inc. ..............         1,536            20,460

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMERCIAL BANKS -- (CONTINUED)
         Old National Bancorp/
            Indiana ............................         8,141   $        96,796
         OmniAmerican
            Bancorp, Inc.* .....................         1,690            22,900
         Oriental Financial
            Group, Inc. ........................         4,444            55,506
         Orrstown Financial
            Services, Inc. .....................           420            11,512
         Pacific Continental Corp. .............           856             8,611
         PacWest Bancorp(1) ....................         2,899            61,981
         Park National Corp.(1) ................           958            69,618
         Peapack-Gladstone
            Financial Corp. ....................           807            10,531
         Penns Woods
            Bancorp., Inc. .....................           530            21,094
         Peoples Bancorp,
            Inc./Ohio ..........................           846            13,240
         Pinnacle Financial
            Partners, Inc.*(1) .................         2,731            37,087
         Porter Bancorp, Inc. ..................         2,210            22,785
         PrivateBancorp, Inc.(1) ...............         4,480            64,422
         Prosperity Bancshares, Inc. ...........         4,215           165,565
         Renasant Corp. ........................         2,521            42,630
         Republic Bancorp, Inc./
            Kentucky - Class A .................           727            17,266
         S&T Bancorp, Inc.(1) ..................         1,780            40,210
         S.Y. Bancorp, Inc. ....................           669            16,424
         Sandy Springs Bancorp, Inc. ...........         2,277            41,965
         SCBT Financial Corp. ..................         1,139            37,302
         Sierra Bancorp ........................           516             5,537
         Signature Bank* .......................         4,174           208,700
         Simmons First National
            Corp. - Class A ....................         1,126            32,091
         Southside Bancshares, Inc. ............         2,103            44,310
         Southwest Bancorp, Inc.(1) ............         1,362            16,889
         State Bancorp, Inc. ...................         1,199            11,091
         StellarOne Corp. ......................         1,663            24,180
         Sterling Bancorp(1) ...................         2,807            29,389
         Sterling Bancshares, Inc.(1) ..........         9,162            64,317
         Suffolk Bancorp(1) ....................         1,184            29,221
         Susquehanna Bancshares, Inc.(1) .......        10,783           104,379

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMERCIAL BANKS -- (CONTINUED)
         SVB Financial Group*(1) ...............         3,698   $       196,179
         Taylor Capital
            Group, Inc.* .......................         1,640            21,566
         Texas Capital
            Bancshares, Inc.* ..................         4,058            86,314
         The Bancorp, Inc.* ....................         2,440            24,815
         The First of Long
            Island Corp. .......................           280             8,095
         Tompkins Financial
            Corp ...............................           840            32,894
         Tower Bancorp, Inc. ...................         1,090            24,024
         TowneBank .............................         1,820            28,920
         Trico Bancshares(1) ...................         1,043            16,844
         Trustmark Corp. .......................         5,668           140,793
         UMB Financial Corp. ...................         3,274           135,609
         Umpqua Holdings
            Corp.(1) ...........................        11,926           145,259
         Union First Market
            Bankshares Corp. ...................         2,089            30,875
         United Bankshares, Inc.(1) ............         3,754           109,617
         United Community
            Banks, Inc.* .......................         9,120            17,784
         Univest Corp. of PA ...................         1,343            25,745
         Virginia Commerce
            Bancorp, Inc.* .....................            20               124
         Washington Banking Co. ................           920            12,613
         Washington Trust
            Bancorp, Inc. ......................         1,976            43,235
         Webster Financial Corp. ...............         6,210           122,337
         WesBanco, Inc. ........................         1,846            35,000
         West Bancorp, Inc. ....................         1,387            10,805
         West Coast Bancorp* ...................         8,540            24,083
         Westamerica Bancorp ...................         2,463           136,623
         Western Alliance
            Bancorp* ...........................         6,981            51,380
         Whitney Holdings Corp. ................         9,400           133,010
         Wilshire Bancorp, Inc. ................         1,470            11,201
         Wintrust Financial
            Corp.(1) ...........................         2,943            97,207
                                                                 ---------------
                                                                       6,258,505
                                                                 ---------------
      CONSUMER FINANCE -- 0.6%
         Advance America Cash
            Advance Centers, Inc. ..............         4,920            27,749
         Cash America
            International, Inc. ................         2,576            95,132
         CompuCredit Holdings
            Corp.* .............................         1,312             9,158

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      CONSUMER FINANCE -- (CONTINUED)
         Credit Acceptance Corp.* ..............           475   $        29,816
         Dollar Financial Corp.* ...............         2,812            80,507
         EzCorp, Inc. - Class A* ...............         4,309           116,903
         First Cash Financial
            Services, Inc.* ....................         3,309           102,546
         Nelnet, Inc. - Class A ................         2,662            63,063
         The First Marblehead
            Corp.* .............................         5,080            11,023
         The Student Loan Corp. ................           350            11,354
         World Acceptance Corp.* ...............         1,744            92,083
                                                                 ---------------
                                                                         639,334
                                                                 ---------------
      DIVERSIFIED FINANCIAL SERVICES -- 0.5%
         Asset Acceptance
            Capital Corp.*(1) ..................         1,100             6,523
         California First National
            Bancorp ............................           970            13,997
         Compass Diversified
            Holdings ...........................         3,111            55,034
         Encore Capital
            Group, Inc.* .......................           965            22,629
         Life Partners
            Holdings, Inc.(1) ..................           498             9,527
         MarketAxess
            Holdings, Inc. .....................         2,827            58,830
         NewStar Financial,
            Inc.*(1) ...........................         3,694            39,046
         PHH Corp.*(1) .........................         5,177           119,847
         PICO Holdings, Inc.* ..................         2,496            79,373
         Portfolio Recovery
            Associates, Inc.*(1) ...............         1,599           120,245
         Primus Guaranty, Ltd.* ................         2,890            14,681
                                                                 ---------------
                                                                         539,732
                                                                 ---------------
      INSURANCE -- 2.6%
         Alterra Capital
            Holdings, Ltd. .....................         8,525           184,481
         AMBAC Financial
            Group, Inc.* .......................        24,040             2,671
         American Equity
            Investment Life
            Holding Co. ........................         6,463            81,111
         American Safety
            Insurance Holdings,
            Ltd.* ..............................         1,467            31,364
         AMERISAFE, Inc.* ......................         2,102            36,785
         Amtrust Financial
            Services, Inc. .....................         2,380            41,650

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      INSURANCE -- (CONTINUED)
         Argo Group International
            Holdings, Ltd. .....................         2,851   $       106,770
         Baldwin & Lyons, Inc. -
            Class B ............................           652            15,342
         Citizens, Inc.*(1) ....................           127               946
         CNA Surety Corp.* .....................         1,278            30,263
         CNO Financial Group,
            Inc.* ..............................        21,570           146,245
         Crawford & Co. -
         Class B*(1) ...........................         2,037             6,926
         Delphi Financial Group,
            Inc. - Class A(1) ..................         4,533           130,732
         Donegal Group, Inc. -
            Class A ............................           750            10,860
         eHealth, Inc.*(1) .....................         2,474            35,106
         EMC Insurance
            Group, Inc.(1) .....................           205             4,641
         Employers Holdings, Inc. ..............         3,397            59,380
         Enstar Group, Ltd.* ...................           729            61,659
         FBL Financial Group,
            Inc. - Class A .....................         1,673            47,965
         First American
            Financial Corp. ....................        10,150           151,641
         First Mercury Financial
            Corp ...............................           975            15,990
         Flagstone Reinsurance
            Holdings SA ........................         4,667            58,804
         FPIC Insurance
            Group, Inc.* .......................         1,066            39,399
         Global Indemnity PLC* .................         1,214            24,826
         Greenlight Capital Re,
            Ltd. - Class A* ....................         2,830            75,872
         Hallmark Financial
            Services, Inc.* ....................         1,217            11,075
         Harleysville Group, Inc. ..............         1,289            47,358
         Hilltop Holdings, Inc.* ...............         3,761            37,309
         Horace Mann
            Educators Corp. ....................         3,424            61,769
         Infinity Property &
            Casualty Corp. .....................         1,208            74,654
         Kansas City Life
            Insurance Co. ......................           400            13,212
         Maiden Holdings, Ltd. .................         4,162            32,713
         Meadowbrook Insurance
            Group, Inc. ........................         6,805            69,751
         Montpelier Re
            Holdings, Ltd. .....................         7,364           146,838

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      INSURANCE -- (CONTINUED)
         National Financial
            Partners Corp.* ....................         4,230   $        56,682
         National Interstate Corp...............           519            11,107
         National Western Life
            Insurance Co. -
            Class A ............................           235            39,179
         Navigators Group, Inc.* ...............         1,226            61,729
         Old Republic International
            Corp.(1) ...........................         1,366            18,619
         Platinum Underwriters
            Holdings, Ltd. .....................         3,880           174,484
         Presidential Life Corp. ...............         1,960            19,463
         Primerica, Inc.(1) ....................         2,230            54,078
         ProAssurance Corp.* ...................         3,077           186,466
         RLI Corp.(1) ..........................           866            45,526
         Safety Insurance
            Group, Inc. ........................         1,114            52,993
         SeaBright Insurance
            Holdings, Inc. .....................         1,684            15,526
         Selective Insurance
            Group, Inc. ........................         4,643            84,270
         State Auto Financial Corp. ............         1,708            29,753
         Stewart Information
            Services Corp.(1) ..................         1,459            16,822
         The Phoenix Cos., Inc.* ...............        10,184            25,867
         Tower Group, Inc.(1) ..................         3,117            79,733
         United Fire &
            Casualty Co. .......................         1,515            33,815
         Universal Insurance
            Holdings, Inc. .....................         2,460            11,980
                                                                 ---------------
                                                                       2,914,200
                                                                 ---------------
      REAL ESTATE INVESTMENT TRUSTS -- 7.1%
         Acadia Realty Trust ...................         4,125            75,240
         Agree Realty Corp.(1) .................           589            15,426
         Alexander's, Inc. .....................           186            76,684
         American Campus
            Communities, Inc.(1) ...............         6,245           198,341
         American Capital
            Agency Corp. .......................         3,448            99,096
         Anworth Mortgage
            Asset Corp. ........................        10,131            70,917
         Apollo Commercial
            Real Estate
         Finance, Inc. .........................           690            11,282
         Ashford Hospitality
            Trust, Inc.* .......................         4,420            42,653

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Associated Estates
            Realty Corp.* ......................         3,804   $        58,163
         BioMed Realty
         Trust, Inc.(1) ........................        11,666           217,571
         CapLease, Inc. ........................         4,301            25,032
         Capstead Mortgage Corp. ...............         7,420            93,418
         CBL & Associates
            Properties, Inc.(1) ................        13,950           244,125
         Cedar Shopping
            Centers, Inc.(1) ...................         5,626            35,388
         Chatham Lodging Trust .................         1,040            17,940
         Chesapeake Lodging
            Trust ..............................           910            17,117
         Cogdell Spencer, Inc. .................         3,247            18,833
         Colonial Properties Trust .............         6,673           120,448
         Colony Financial, Inc. ................         1,330            26,627
         Cousins Properties, Inc. ..............         7,797            65,027
         CreXus Investment Corp. ...............         1,330            17,423
         Cypress Sharpridge
            Investments, Inc. ..................         3,430            44,281
         DCT Industrial
            Trust, Inc.(1) .....................        20,275           107,660
         DiamondRock
            Hospitality Co.*(1) ................        16,137           193,644
         DuPont Fabros
            Technology, Inc.(1) ................         3,925            83,485
         Dynex Capital, Inc. ...................         1,710            18,673
         Eastgroup Properties, Inc. ............         2,694           114,010
         Education Realty
            Trust, Inc. ........................         5,421            42,121
         Entertainment
            Properties Trust(1) ................         4,599           212,704
         Equity Lifestyle
            Properties, Inc. ...................         2,237           125,115
         Equity One, Inc. ......................         2,942            53,486
         Excel Trust, Inc. .....................         1,910            23,111
         Extra Space Storage, Inc. .............         8,722           151,763
         FelCor Lodging
            Trust, Inc.* .......................         8,770            61,741
         First Industrial Realty
         Trust, Inc.*(1) .......................         5,772            50,563
         First Potomac Realty
            Trust(1) ...........................         3,574            60,115
         Franklin Street
            Properties Corp. ...................         6,047            86,170
         Getty Realty Corp.(1) .................         2,527            79,045
         Gladstone Commercial
            Corp ...............................         1,090            20,525

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         Glimcher Realty Trust .................         9,685   $        81,354
         Government Properties
            Income Trust .......................         2,750            73,672
         Hatteras Financial Corp.(1) ...........         3,881           117,478
         Healthcare Realty Trust,
            Inc.(1) ............................         5,496           116,350
         Hersha Hospitality Trust(1) ...........        13,258            87,503
         Highwoods Properties,
            Inc.(1) ............................         6,785           216,102
         Home Properties, Inc.(1) ..............         3,854           213,858
         Inland Real Estate Corp. ..............         6,005            52,844
         Invesco Mortgage
            Capital, Inc. ......................         3,710            81,026
         Investors Real Estate
            Trust(1) ...........................         6,517            58,457
         iStar Financial, Inc.* ................         7,970            62,325
         Kilroy Realty Corp.(1) ................         5,130           187,091
         Kite Realty Group Trust* ..............         2,600            14,066
         LaSalle Hotel Properties(1) ...........         6,821           180,074
         Lexington Realty Trust(1) .............        10,151            80,700
         LTC Properties, Inc. ..................         2,162            60,709
         Medical Properties
            Trust, Inc. ........................        10,975           118,859
         MFA Financial, Inc. ...................        26,741           218,207
         Mid-America Apartment
            Communities, Inc.*(1) ..............         3,290           208,882
         Mission West
            Properties, Inc. ...................         1,635            10,938
         Monmouth Real Estate
            Investment Corp. -
            Class A ............................         4,152            35,292
         MPG Office Trust, Inc.*(1) ............           970             2,668
         National Health
            Investors, Inc. ....................         2,454           110,479
         National Retail
            Properties, Inc.(1) ................         7,684           203,626
         Newcastle Investment
            Corp.* .............................         8,010            53,667
         NorthStar Realty
            Finance Corp.(1) ...................         6,290            29,878
         Omega Healthcare Investors, Inc. ......         9,115           204,541
         One Liberty Properties, Inc.(1) .......           180             3,006
         Parkway Properties, Inc. ..............         1,829            32,044
         Pebblebrook Hotel Trust ...............         3,060            62,179
         Pennsylvania Real Estate
            Investment Trust(1) ................         5,551            80,656

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      REAL ESTATE INVESTMENT TRUSTS -- (CONTINUED)
         PennyMac Mortgage Investment Trust* ...         2,370   $        43,015
         Post Properties, Inc.(1) ..............         4,681           169,920
         Potlatch Corp. ........................         3,361           109,401
         PS Business Parks, Inc. ...............         1,889           105,255
         RAIT Financial Trust* .................         5,741            12,573
         Ramco-Gershenson
            Properties Trust ...................         3,084            38,396
         Redwood Trust, Inc. ...................         7,529           112,408
         Resource Capital Corp.(1) .............         4,352            32,118
         Retail Opportunity Investments Corp. ..         1,030            10,207
         Sabra Healthcare REIT, Inc. ...........         2,163            39,799
         Saul Centers, Inc.*(1) ................           438            20,739
         Sovran Self Storage, Inc.(1) ..........         2,627            96,700
         Starwood Property
            Trust, Inc..........................         3,980            85,490
         Strategic Hotels &
            Resorts, Inc.* .....................        10,760            56,920
         Sun Communities, Inc.(1) ..............         1,771            58,992
         Sunstone Hotel Investors, Inc.*(1) ....         8,424            87,020
         Tanger Factory Outlet
            Centers, Inc.(1) ...................         4,062           207,934
         Terreno Realty Corp.* .................         1,220            21,875
         Two Harbors
            Investment Corp. ...................         3,770            36,908
         U-Store-It Trust ......................        10,044            95,719
         UMH Properties, Inc. ..................         1,500            15,300
         Universal Health Realty
            Income Trust .......................         1,217            44,457
         Urstadt Biddle Properties,
            Inc. - Class A .....................         1,635            31,801
         Walter Investment
            Management Corp. ...................         2,730            48,976
         Washington Real Estate
            Investment Trust(1) ................         5,302           164,309
         Winthrop Realty Trust .................         2,680            34,277
                                                                 ---------------
                                                                       7,914,003
                                                                 ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0 2%
         Avatar Holdings, Inc.* ................           512            10,148
         Consolidated Tomoka
            Land Co. ...........................           790            22,831
         Forestar Group, Inc* ..................         3,218            62,107
         Tejon Ranch Co.* ......................         1,338            36,862

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      REAL ESTATE MANAGEMENT & DEVELOPMENT --
         (CONTINUED)
         Thomas Properties
            Group, Inc.*........................         5,900   $        24,898
                                                                 ---------------
                                                                         156,846
                                                                 ---------------
         THRIFTS & MORTGAGE FINANCE -- 1.4%
         Abington Bancorp, Inc..................         1,867            22,273
         Astoria Financial Corp.(1) ............         7,370           102,517
         Bank Mutual Corp.......................         4,081            19,507
         BankFinancial Corp.....................         1,661            16,195
         Beneficial Mutual
            Bancorp, Inc.* .....................         4,480            39,558
         Berkshire Hills
            Bancorp, Inc........................         1,401            30,962
         BofI Holding, Inc.* ...................           270             4,188
         Brookline Bancorp, Inc.................         5,138            55,747
         Clifton Savings
            Bancorp, Inc........................         1,240            13,404
         Dime Community
            Bancshares .........................         1,893            27,619
         Doral Financial Corp.* ................           968             1,336
         ESB Financial Corp.....................           300             4,872
         ESSA Bancorp, Inc......................         1,770            23,399
         Federal Agricultural
            Mortgage Corp. -
            Class C(1) .........................            90             1,469
         First Financial
            Holdings, Inc. .....................           964            11,096
         Flagstar Bancorp, Inc.* ...............         5,660             9,226
         Flushing Financial Corp. ..............         3,124            43,736
         Fox Chase Bancorp,
            Inc.* ..............................           980            11,613
         Home Federal
            Bancorp, Inc. ......................         1,853            22,736
         Kaiser Federal Financial
            Group, Inc. ........................           136             1,575
         Kearny Financial Corp. ................         1,319            11,343
         Meridian Interstate
            Bancorp, Inc.* .....................         1,140            13,441
         MGIC Investment Corp.* ................        18,090           184,337
         NASB Financial, Inc....................         1,080            18,101
         NewAlliance
            Bancshares, Inc.....................         9,215           138,041
         Northwest
            Bancshares, Inc. ...................         9,618           113,108
         OceanFirst Financial
            Corp ...............................           798            10,270
         Ocwen Financial Corp.*(1) .............         6,126            58,442

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      THRIFTS & MORTGAGE FINANCE -- (CONTINUED)
         Oritani Financial Corp. ...............         5,530   $        67,687
         Provident Financial
            Services, Inc.......................         5,355            81,021
         Provident New York
            Bancorp ............................         4,154            43,576
         Radian Group, Inc.(1) .................        13,336           107,622
         Rockville Financial, Inc...............           773             9,446
         Roma Financial Corp. ..................         1,730            18,338
         Territorial Bancorp, Inc. .............           960            19,114
         The PMI Group, Inc.*(1) ...............        11,320            37,356
         TrustCo Bank Corp.(1) .................         8,424            53,408
         United Financial
            Bancorp, Inc. ......................         1,820            27,791
         ViewPoint Financial
            Group ..............................           841             9,831
         Waterstone Financial,
            Inc.* ..............................         3,320            10,790
         Westfield Financial, Inc...............         4,524            41,847
         WSFS Financial Corp....................           508            24,100
                                                                 ---------------
                                                                       1,562,038
                                                                 ---------------
      TOTAL FINANCIALS .........................                      22,526,795
                                                                 ---------------
   HEALTH CARE -- 12.2%
      BIOTECHNOLOGY -- 3.2%
         Acorda Therapeutics,
            Inc.* ..............................         3,793           103,397
         Affymax, Inc.* ........................         1,465             9,742
         Alkermes, Inc.* .......................         9,543           117,188
         Allos Therapeutics, Inc.* .............         6,468            29,817
         Alnylam Pharmaceuticals,
            Inc.*(1) ...........................         4,388            43,266
         AMAG Pharmaceuticals,
            Inc.* ..............................         2,040            36,924
         Anthera Pharmaceuticals,
            Inc.* ..............................         2,510            12,249
         Arena Pharmaceuticals,
            Inc.* ..............................        12,110            20,829
         Ariad Pharmaceuticals,
            Inc.*(1) ...........................         8,780            44,778
         ArQule, Inc.* .........................         2,170            12,738
         Array Biopharma, Inc.* ................         1,813             5,421
         AVEO Pharmaceuticals,
            Inc.* ..............................           360             5,263
         AVI BioPharma, Inc.* ..................         7,320            15,518
         BioCryst Pharmaceuticals,
            Inc.* ..............................         3,080            15,924

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      BIOTECHNOLOGY -- (CONTINUED)
         Biosante Pharmaceuticals,
            Inc.* ..............................        14,650   $        24,026
         Biospecifics Technologies
            Corp.* .............................           150             3,840
         Biotime, Inc.*(1) .....................         3,470            28,905
         Celera Corp.* .........................         9,643            60,751
         Celldex Therapeutics,
            Inc.*(1) ...........................         3,493            14,391
         Cepheid, Inc.*(1) .....................         6,317           143,712
         Chelsea Therapeutics
            International, Inc.* ...............         2,870            21,525
         Clinical Data, Inc.*(1) ...............           845            13,444
         Codexis, Inc.* ........................           320             3,392
         Cubist Pharmaceuticals,
            Inc.* ..............................         4,842           103,619
         Curis, Inc.* ..........................         5,760            11,405
         Cytokinetics, Inc.* ...................         3,020             6,312
         Cytori Therapeutics,
            Inc.*(1) ...........................         6,967            36,159
         Dyax Corp.* ...........................         6,611            14,148
         Dynavax Technologies
            Corp.*(1) ..........................        11,860            37,952
         Emergent Biosolutions,
            Inc.* ..............................         2,431            57,031
         Enzon Pharmaceuticals,
            Inc.*(1) ...........................         5,202            63,308
         Exact Sciences Corp.* .................         4,850            29,003
         Exelixis, Inc.*(1) ....................         9,522            78,176
         Genomic Health, Inc.* .................         1,080            23,101
         Geron Corp.* ..........................         9,597            49,616
         Halozyme Therapeutics,
            Inc.*(1) ...........................         5,951            47,132
         Idenix Pharmaceuticals,
            Inc.* ..............................         2,632            13,265
         Immunogen, Inc.*(1) ...................         6,788            62,857
         Immunomedics, Inc.* ...................         6,910            24,738
         Incyte Corp.* .........................         8,727           144,519
         Infinity Pharmaceuticals,
            Inc.* ..............................           610             3,617
         Inhibitex, Inc.* ......................           770             2,002
         InterMune, Inc.* ......................         4,196           152,734
         Ironwood Pharmaceuticals,
            Inc.* ..............................         2,250            23,288
         Isis Pharmaceuticals,
            Inc.*(1) ...........................         9,002            91,100
         Keryx Biopharmaceuticals,
            Inc.* ..............................         5,810            26,610

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      BIOTECHNOLOGY -- (CONTINUED)
         Lexicon Pharmaceuticals,
            Inc.* ..............................        18,740   $        26,986
         Ligand Pharmaceuticals,
            Inc.* ..............................         1,525            13,603
         MannKind Corp.*(1) ....................         5,287            42,613
         Martek Bioscience
            Corp.*(1) ..........................         2,796            87,515
         Maxygen, Inc.(1) ......................         1,716             6,744
         Medivation, Inc.* .....................         3,231            49,014
         Metabolix, Inc.* ......................         2,636            32,080
         Micromet, Inc.* .......................         6,880            55,866
         Momenta Pharmaceuticals,
            Inc.*(1) ...........................         3,590            53,742
         Nabi Biopharmaceuticals* ..............         4,488            25,986
         Nanosphere, Inc.* .....................         1,299             5,664
         Neuralstem, Inc.* .....................         8,150            17,278
         Neurocrine Biosciences,
            Inc.* ..............................         4,237            32,371
         NeurogesX, Inc.*(1) ...................           230             1,463
         Novavax, Inc.* ........................         5,063            12,303
         NPS Pharmaceuticals,
            Inc.* ..............................         5,612            44,335
         Nymox Pharmaceutical
            Corp.* .............................           350             2,464
         Omeros Corp.*(1) ......................         2,670            22,001
         Onyx Pharmaceuticals,
            Inc.* ..............................         6,264           230,954
         Opko Health, Inc.* ....................        10,700            39,269
         Orexigen
            Therapeutics, Inc.* ................         1,905            15,392
         Osiris Therapeutics, Inc.* ............         1,794            13,975
         PDL BioPharma, Inc. ...................        13,136            81,837
         Pharmacyclics, Inc.*(1) ...............         4,040            24,563
         Pharmasset, Inc.* .....................         2,948           127,973
         Progenics Pharmaceuticals,
            Inc.* ..............................         1,706             9,315
         Rigel Pharmaceuticals,
            Inc.* ..............................         4,261            32,085
         Sangamo Biosciences,
            Inc.*(1) ...........................         6,355            42,197
         Savient Pharmaceuticals,
            Inc.* ..............................         6,548            72,945
         Sciclone Pharmaceuticals,
            Inc.* ..............................         2,980            12,456
         Seattle Genetics, Inc.*(1) ............         7,595           113,545
         SIGA Technologies,
            Inc.*(1) ...........................         2,580            36,120
         Spectrum Pharmaceuticals,
            Inc.* ..............................         4,450            30,572

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      BIOTECHNOLOGY -- (CONTINUED)
         StemCells, Inc.*(1) ...................        14,220   $        15,358
         Synta Pharmaceuticals Corp.* ..........         2,000            12,240
         Targacept, Inc.*(1) ...................         2,510            66,515
         Theravance, Inc.*(1) ..................         5,946           149,066
         Vanda Pharmaceuticals, Inc.* ..........         2,420            22,893
         Vical, Inc.*(1) .......................         6,870            13,877
         ZIOPHARM Oncology,
            Inc.*(1) ...........................         6,350            29,591
                                                                 ---------------
                                                                       3,613,498
                                                                 ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 3.2%
         Abaxis, Inc.* .........................         1,891            50,773
         Abiomed, Inc.*(1) .....................         2,382            22,891
         AccuRay, Inc.* ........................         4,530            30,578
         Align Technology, Inc.*(1) ............         5,701           111,398
         Alphatec Holdings, Inc.* ..............         6,490            17,523
         American Medical Systems
            Holdings, Inc.* ....................         6,764           127,569
         Analogic Corp. ........................         1,208            59,808
         AngioDynamics, Inc.* ..................         1,899            29,188
         Antares Pharma, Inc.*(1) ..............        12,450            21,165
         Arthrocare Corp.* .....................         2,240            69,574
         Atrion Corp. ..........................           160            28,714
         Cantel Medical Corp.* .................         1,044            24,430
         Cerus Corp.* ..........................           260               640
         Conceptus, Inc.*(1) ...................         2,671            36,860
         Conmed Corp.* .........................         2,353            62,190
         Cryolife, Inc.* .......................         1,550             8,401
         Cutera, Inc.* .........................         1,530            12,684
         Cyberonics, Inc.*(1) ..................         3,190            98,954
         Cynosure, Inc. - Class A* .............           603             6,169
         Delcath Systems, Inc.*(1) .............         3,430            33,614
         DexCom, Inc.* .........................         5,313            72,522
         DynaVox, Inc. - Class A* ..............         1,310             6,720
         Endologix, Inc.* ......................         3,330            23,810
         Exactech, Inc.* .......................           622            11,706
         Greatbatch, Inc.*(1) ..................         2,431            58,709
         Haemonetics Corp.* ....................         2,405           151,948
         Hansen Medical, Inc.*(1) ..............         1,503             2,209
         HeartWare International,
            Inc.* ..............................           750            65,677
         ICU Medical, Inc.* ....................         1,357            49,531
         Immucor, Inc.* ........................         5,969           118,365
         Insulet Corp.* ........................         3,181            49,306
         Integra LifeSciences
            Holdings Corp.* ....................         2,187           103,445
         Invacare Corp.* .......................         3,214            96,934
         IRIS International, Inc.* .............         2,395            24,501

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HEALTH CARE EQUIPMENT & SUPPLIES -- (CONTINUED)
         Kensey Nash Corp.* ....................           558   $        15,529
         MAKO Surgical Corp.*(1) ...............         1,650            25,113
         Masimo Corp.(1) .......................         5,271           153,228
         Medical Action Industries,
            Inc.* ..............................         1,124            10,768
         MELA Sciences, Inc.*(1) ...............         1,820             6,097
         Meridian Bioscience, Inc. .............         3,784            87,637
         Merit Medical Systems,
            Inc.* ..............................         3,352            53,062
         Natus Medical, Inc.* ..................         2,313            32,798
         Neogen Corp.* .........................         2,413            99,005
         NuVasive, Inc.* .......................         3,660            93,879
         NxStage Medical, Inc.* ................         2,181            54,263
         OraSure Technologies,
            Inc.* ..............................         3,287            18,900
         Orthofix International
            N.V.* ..............................         1,861            53,969
         Orthovita, Inc.* ......................         6,498            13,061
         Palomar Medical
            Technologies, Inc.* ................         1,403            19,937
         Quidel Corp.*(1) ......................         2,587            37,382
         Rochester Medical
            Corp.* .............................           470             5,132
         RTI Biologics, Inc.* ..................         4,000            10,680
         Sirona Dental
            Systems, Inc.* .....................         2,942           122,917
         Solta Medical, Inc.* ..................         9,510            29,006
         SonoSite, Inc.* .......................           965            30,494
         Spectranetics Corp.* ..................         1,838             9,484
         Staar Surgical Co.*(1) ................         4,000            24,400
         Stereotaxis, Inc.* ....................         2,246             8,602
         STERIS Corp. ..........................         5,980           218,031
         SurModics, Inc.* ......................         2,360            28,013
         Symmetry Medical, Inc.* ...............         3,068            28,379
         Syneron Medical, Ltd.* ................         3,610            36,786
         Synovis Life Technologies,
            Inc.* ..............................           494             7,958
         TomoTherapy, Inc.* ....................         4,263            15,389
         Unilife Corp.*(1) .....................         5,050            26,765
         Vascular Solutions, Inc.* .............         1,990            23,323
         Volcano Corp.*(1) .....................         5,169           141,165
         West Pharmaceutical
            Services, Inc.* ....................         3,330           137,196
         Wright Medical
            Group, Inc.* .......................         3,480            54,044
         Young Innovations, Inc. ...............         1,140            36,491
         Zoll Medical Corp.* ...................         1,933            71,966
                                                                 ---------------
                                                                       3,529,355
                                                                 ---------------

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HEALTH CARE PROVIDERS & SERVICES -- 3.0%
         Accretive Health, Inc.*(1) ............           910   $        14,788
         Air Methods Corp.* ....................         1,051            59,140
         Alliance HealthCare
            Services, Inc.* ....................         3,130            13,271
         Allied Healthcare
            International, Inc.* ...............         5,750            14,433
         Almost Family, Inc.* ..................           548            21,054
         Amedisys, Inc.* .......................         2,306            77,251
         America Service
            Group, Inc. ........................           810            12,263
         American Dental
            Partners, Inc.* ....................         2,590            34,991
         AMERIGROUP Corp.*(1) ..................         4,758           208,971
         AMN Healthcare
            Services, Inc.* ....................         2,908            17,855
         AmSurg Corp.* .........................         3,380            70,811
         Assisted Living Concepts,
            Inc. - Class A*(1) .................           772            25,113
         Bio-Reference Labs,
            Inc.* ..............................         2,118            46,977
         BioScrip, Inc.*(1) ....................         4,040            21,129
         Capital Senior Living
            Corp.* .............................         2,468            16,536
         CardioNet, Inc.* ......................         1,800             8,424
         Catalyst Health
            Solutions, Inc.* ...................         3,606           167,643
         Centene Corp.* ........................         4,197           106,352
         Chemed Corp. ..........................         2,385           151,471
         Chindex International,
            Inc.*(1) ...........................           861            14,198
         Continucare Corp.* ....................         1,590             7,441
         Corvel Corp.* .........................           890            43,031
         Cross Country
            Healthcare, Inc.* ..................         2,414            20,447
         Emeritus Corp.*(1) ....................         1,696            33,428
         Five Star Quality
            Care, Inc.* ........................         5,300            37,471
         Genoptix, Inc.* .......................         1,475            28,054
         Gentiva Health
            Services, Inc.* ....................         2,747            73,070
         Hanger Orthopedic
            Group, Inc.* .......................         2,263            47,953
         HealthSouth Corp.* ....................         8,774           181,710
         Healthspring, Inc.* ...................         5,993           158,994
         Healthways, Inc.* .....................         3,190            35,600
         HMS Holdings Corp.* ...................         2,609           168,985
         IPC The Hospitalist
            Co., Inc.* .........................         1,300            50,713

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HEALTH CARE PROVIDERS & SERVICES --(CONTINUED)
         Kindred Healthcare, Inc.* .............         4,569   $        83,933
         Landauer, Inc. ........................           406            24,348
         LCA-Vision, Inc.* .....................         2,740            15,755
         LHC Group, Inc.* ......................         1,497            44,910
         Magellan Health
            Services, Inc.* ....................         3,395           160,516
         Medcath Corp.* ........................         1,454            20,283
         Metropolitan Health
            Networks, Inc.*(1) .................         4,330            19,355
         Molina Healthcare, Inc.* ..............         1,848            51,467
         MWI Veterinary
            Supply, Inc.* ......................         1,080            68,202
         National HealthCare
            Corp.(1) ...........................         1,000            46,270
         National Research Corp. ...............           460            15,755
         Owens & Minor, Inc. ...................         5,546           163,219
         PDI, Inc.* ............................           130             1,370
         PharMerica Corp.* .....................         2,039            23,347
         PSS World Medical,
            Inc.*(1) ...........................         5,382           121,633
         RehabCare Group, Inc.* ................         1,892            44,840
         Rural/Metro Corp.* ....................         2,800            40,824
         Select Medical Holdings
            Corp.* .............................         3,990            29,167
         Skilled Healthcare
            Group, Inc. - Class A* .............         1,569            14,090
         Sun Healthcare
            Group, Inc.* .......................         2,163            27,388
         Sunrise Senior
            Living, Inc.*(1) ...................         4,190            22,836
         Team Health
            Holdings, Inc.* ....................         1,670            25,952
         The Ensign Group, Inc. ................         1,329            33,052
         The Providence Service
            Corp.* .............................         1,450            23,301
         Triple-S Management
            Corp. - Class B* ...................         2,581            49,245
         U.S. Physical
            Therapy, Inc.* .....................           812            16,094
         Universal American
            Corp ...............................         1,933            39,530
         WellCare Health
            Plans, Inc.* .......................         4,220           127,528
                                                                 ---------------
                                                                       3,343,778
                                                                 ---------------
      HEALTH CARE TECHNOLOGY -- 0.5%
         Athenahealth, Inc.* ...................         2,990           122,530
         Computer Programs &
            Systems, Inc. ......................         1,183            55,412

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      HEALTH CARE TECHNOLOGY -- (CONTINUED)
         MedAssets, Inc.* ......................         4,359   $        88,008
         Medidata Solutions, Inc.* .............         1,720            41,074
         MedQuist, Inc. ........................            70               605
         Merge Healthcare, Inc.* ...............         8,560            31,929
         Omnicell, Inc.* .......................         3,448            49,823
         Quality Systems, Inc. .................         1,618           112,969
         Transcend Services, Inc.* .............           340             6,661
         Vital Images, Inc.* ...................         1,210            16,916
                                                                 ---------------
                                                                         525,927
                                                                 ---------------
      LIFE SCIENCES TOOLS & SERVICES -- 0.7%
         Accelrys, Inc.* .......................         4,399            36,512
         Affymetrix, Inc.* .....................         6,094            30,653
         Albany Molecular
            Research, Inc.* ....................         1,747             9,818
         Bruker Corp.* .........................         7,716           128,086
         Caliper Life Sciences,
            Inc.* ..............................         5,290            33,539
         Cambrex Corp.* ........................         2,214            11,446
         Dionex Corp.* .........................         1,695           200,027
         Enzo Biochem, Inc.* ...................         2,252            11,890
         eResearch Technology,
            Inc.* ..............................         5,393            39,638
         Furiex Pharmaceuticals,
            Inc.* ..............................           720            10,404
         Kendle International,
            Inc.* ..............................         1,856            20,212
         Luminex, Corp.* .......................         4,118            75,277
         Parexel International
            Corp.* .............................         5,679           120,565
         Pure Bioscience* ......................           680             1,510
         Sequenom, Inc.* .......................         6,598            52,916
                                                                 ---------------
                                                                         782,493
                                                                 ---------------
      PHARMACEUTICALS -- 1.6%
         Acura Pharmaceuticals,
            Inc.*(1) ...........................         1,700             5,627
         Akorn, Inc.* ..........................         2,860            17,360
         Alexza Pharmaceuticals,
            Inc.* ..............................         7,600             9,500
         Anacor Pharmaceuticals,
            Inc ................................         4,220            22,661
         Ardea Biosciences, Inc.* ..............         1,016            26,416
         Auxilium Pharmaceuticals,
            Inc.*(1) ...........................         4,041            85,265
         AVANIR Pharmaceuticals,
            Inc. - Class A* ....................         6,120            24,970
         Biodel, Inc.* .........................         1,021             1,868

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      PHARMACEUTICALS -- (CONTINUED)
         Biomimetic Therapeutics,
            Inc.* ..............................           839   $        10,655
         BMP Sunstone Corp.* ...................         1,953            19,354
         Cadence Pharmaceuticals,
            Inc.*(1) ...........................         1,939            14,639
         Caraco Pharmaceutical
            Laboratories, Ltd.* ................         1,004             4,558
         Corcept Therapeutics,
            Inc.* ..............................           490             1,891
         Cornerstone Therapeutics,
            Inc.* ..............................            20               116
         Cumberland Pharmaceuticals,
            Inc.*(1) ...........................         1,200             7,188
         Cypress Bioscience, Inc.* .............         2,574            16,680
         Depomed, Inc.* ........................         4,260            27,094
         Durect Corp.* .........................         5,105            17,612
         Eurand NV* ............................         2,260            26,736
         Hi-Tech Pharmacal
            Co., Inc.* .........................           990            24,701
         Impax Laboratories, Inc.* .............         6,330           127,296
         Inspire Pharmaceuticals,
            Inc.* ..............................         6,154            51,694
         Jazz Pharmaceuticals,
            Inc.* ..............................         2,400            47,232
         Lannett Co., Inc.* ....................         3,990            22,304
         MAP Pharmaceuticals,
            Inc.* ..............................         1,184            19,820
         Medicis Pharmaceutical
            Corp. - Class A ....................         5,897           157,981
         Nektar Therapeutics*(1) ...............         8,612           110,664
         Obagi Medical Products,
            Inc.* ..............................         1,300            15,015
         Optimer Pharmaceuticals,
            Inc.*(1) ...........................         3,575            40,433
         Pain Therapeutics, Inc.* ..............         1,910            12,893
         Par Pharmaceutical
            Cos., Inc.* ........................         3,410           131,319
         Peregrine Pharmaceuticals,
            Inc.* ..............................         9,870            22,701
         Pozen, Inc.* ..........................         2,145            14,264
         Questcor Pharmaceuticals,
            Inc.* ..............................         4,579            67,449
         Salix Pharmaceuticals,
            Ltd.*(1) ...........................         5,167           242,642
         Santarus, Inc.* .......................         3,410            11,151
         Somaxon Pharmaceuticals,
            Inc.*(1) ...........................         4,790            15,089

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      PHARMACEUTICALS -- (CONTINUED)
         Sucampo Pharmaceuticals,
            Inc. - Class A*(1) .................           892   $         3,425
         SuperGen, Inc.* .......................         2,500             6,550
         The Medicines Co.* ....................         4,789            67,669
         ViroPharma, Inc.* .....................         7,624           132,048
         Vivus, Inc.*(1) .......................         7,936            74,360
         XenoPort, Inc.* .......................         2,664            22,697
                                                                 ---------------
                                                                       1,781,587
                                                                 ---------------
         TOTAL HEALTH CARE .....................                      13,576,638
                                                                 ---------------
   INDUSTRIALS -- 16.0%
      AEROSPACE & DEFENSE -- 1.9%
         AAR Corp.* ............................         3,676           100,980
         Aerovironment, Inc.* ..................         1,964            52,694
         American Science &
            Engineering, Inc. ..................           704            60,002
         Applied Signal
            Technology, Inc. ...................         1,136            43,043
         Astronics Corp.* ......................         1,310            27,510
         Ceradyne, Inc.* .......................         2,222            70,060
         Cubic Corp. ...........................         1,728            81,475
         Curtiss-Wright Corp. ..................         4,036           133,995
         DigitalGlobe, Inc.* ...................         2,940            93,227
         Ducommun, Inc. ........................         1,524            33,193
         Esterline Technologies
            Corp.* .............................         3,067           210,365
         GenCorp, Inc.* ........................         6,709            34,686
         GeoEye, Inc.* .........................         2,249            95,335
         Global Defense Technology
            & Systems, Inc.* ...................           820            13,825
         HEICO Corp.*(1) .......................         2,663           135,893
         Herley Industries, Inc.* ..............         1,153            19,970
         Hexcel Corp.*(1) ......................         8,553           154,724
         Kratos Defense & Security
            Solutions, Inc.* ...................         2,070            27,262
         Ladish Co., Inc.* .....................         1,300            63,193
         LMI Aerospace, Inc.* ..................           657            10,505
         Moog, Inc. - Class A* .................         4,186           166,603
         National Presto
            Industries, Inc. ...................           432            56,164
         Orbital Sciences Corp.* ...............         5,221            89,436
         Taser International, Inc.* ............         4,151            19,510
         Teledyne Technologies,
            Inc.* ..............................         3,784           166,382
         Triumph Group, Inc. ...................         1,800           160,938
                                                                 ---------------
                                                                       2,120,970
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      AIR FREIGHT & LOGISTICS -- 0.4%
         Air Transport Services
            Group, Inc.* .......................         6,210   $        49,059
         Atlas Air Worldwide
            Holdings, Inc.* ....................         2,314           129,191
         Dynamex, Inc.* ........................         1,630            40,359
         Forward Air Corp. .....................         2,801            79,492
         Hub Group, Inc. -
            Class A* ...........................         3,642           127,980
         Pacer International, Inc.* ............         2,735            18,707
         Park-Ohio Holdings
            Corp.* .............................            20               418
                                                                 ---------------
                                                                         445,206
                                                                 ---------------
      AIRLINES -- 0.7%
         AirTran Holdings, Inc.*(1) ............        13,362            98,745
         Alaska Air Group, Inc.* ...............         3,537           200,513
         Allegiant Travel Co.(1) ...............         1,294            63,717
         Hawaiian Holdings, Inc.* ..............         5,293            41,497
         JetBlue Airways Corp.*(1) .............        20,604           136,192
         Pinnacle Airlines Corp.* ..............         3,780            29,862
         Republic Airways
            Holdings, Inc.*(1) .................         3,301            24,163
         SkyWest, Inc. .........................         4,953            77,366
         US Airways Group, Inc.* ...............        13,816           138,298
                                                                 ---------------
                                                                         810,353
                                                                 ---------------
      BUILDING PRODUCTS -- 0.7%
         AAON, Inc.(1) .........................         1,752            49,424
         American Woodmark
            Corp ...............................           645            15,828
         Ameron International
            Corp ...............................           717            54,757
         Apogee Enterprises,
            Inc.(1) ............................         2,037            27,438
         Builders FirstSource,
            Inc.* ..............................         2,760             5,437
         Gibraltar Industries,
            Inc.*(1) ...........................         3,940            53,466
         Griffon Corp.* ........................         2,749            35,022
         Insteel Industries, Inc. ..............         1,260            15,737
         NCI Building Systems,
            Inc.* ..............................         1,852            25,910
         Quanex Building
            Products Corp. .....................         3,903            74,040
         Simpson Manufacturing
            Co., Inc.* .........................         3,781           116,871
         Smith (A.O.) Corp. ....................         3,568           135,870

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      BUILDING PRODUCTS -- (CONTINUED)
         Trex Co., Inc.* .......................         1,199   $        28,728
         Universal Forest
            Products, Inc.(1) ..................         2,086            81,145
                                                                 ---------------
                                                                         719,673
                                                                 ---------------
      COMMERCIAL SERVICES & SUPPLIES -- 2.5%
         ABM Industries, Inc.* .................         5,489           144,361
         ACCO Brands Corp.* ....................         5,070            43,196
         American Reprographics
            Co.* ...............................         4,238            32,166
         APAC Customer
            Services, Inc.* ....................         3,800            23,066
         Casella Waste Systems,
            Inc. - Class A* ....................         4,260            30,203
         Cenveo, Inc.*(1) ......................         4,333            23,138
         Clean Harbors, Inc.* ..................         2,187           183,883
         CompX International,
            Inc ................................            70               805
         Consolidated Graphics,
            Inc.* ..............................           832            40,294
         Courier Corp. .........................           824            12,789
         Deluxe Corp. ..........................         4,745           109,230
         EnergySolutions, Inc. .................         7,281            40,555
         EnerNOC, Inc.*(1) .....................         1,994            47,677
         Ennis, Inc.* ..........................         2,099            35,893
         Fuel Tech, Inc.* ......................         1,231            11,953
         G & K Services, Inc. -
            Class A ............................         2,334            72,144
         Healthcare Services
            Group, Inc. ........................         5,355            87,126
         Herman Miller, Inc. ...................         5,815           147,120
         Higher One Holdings,
            Inc.* ..............................         1,040            21,039
         HNI Corp. .............................         4,403           137,374
         Innerworkings, Inc.* ..................         1,930            12,642
         Interface, Inc. - Class A .............         4,985            78,015
         Kimball International, Inc. -
            Class B ............................         2,860            19,734
         Knoll, Inc. ...........................         4,272            71,471
         M&F Worldwide Corp.* ..................         1,183            27,327
         McGrath RentCorp* .....................         2,210            57,946
         Metalico, Inc.* .......................         1,773            10,425
         Mine Safety Appliances
            Co.(1) .............................         2,283            71,070
         Mobile Mini, Inc.* ....................         2,298            45,248
         Multi-Color Corp. .....................           681            13,252
         Rollins, Inc.(1) ......................         6,991           138,072
         Schawk, Inc. ..........................         1,373            28,256

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMERCIAL SERVICES & SUPPLIES -- (CONTINUED)
         Standard Parking Corp.* ...............         1,308   $        24,708
         Steelcase, Inc. - Class A .............         6,570            69,445
         Sykes Enterprises, Inc.* ..............         3,522            71,356
         Team, Inc.* ...........................         1,334            32,283
         Tetra Tech, Inc.* .....................         6,084           152,465
         The Brink's Co. .......................         4,630           124,454
         The GEO Group, Inc.* ..................         5,628           138,787
         The Standard
            Register Co.*(1) ...................         1,208             4,119
         Unifirst Corp. ........................         1,648            90,722
         United Stationers, Inc.* ..............         2,259           144,147
         US Ecology, Inc. ......................         1,614            28,051
         Viad Corp. ............................         2,035            51,831
                                                                 ---------------
                                                                       2,749,838
                                                                 ---------------
      CONSTRUCTION & ENGINEERING -- 0.8%
         Argan, Inc.* ..........................           160             1,483
         Comfort Systems USA,
            Inc.................................         4,111            54,142
         Dycom Industries, Inc.* ...............         3,097            45,681
         EMCOR Group, Inc.* ....................         6,572           190,457
         Furmanite Corp.* ......................         2,481            17,144
         Granite Construction,
            Inc.(1) ............................         3,420            93,811
         Great Lakes Dredge &
            Dock Corp. .........................         6,716            49,497
         Insituform Technologies,
            Inc. - Class A* ....................         3,203            84,911
         Layne Christensen Co.* ................         1,640            56,449
         MasTec, Inc.* .........................         4,434            64,692
         Michael Baker Corp.* ..................           614            19,095
         MYR Group, Inc.* ......................         1,850            38,850
         Northwest Pipe Co.* ...................         1,041            25,015
         Orion Marine
            Group, Inc.*(1) ....................         2,438            28,281
         Pike Electric Corp.* ..................         1,200            10,296
         Primoris Services Corp.(1) ............         3,550            33,867
         Sterling Construction
            Co., Inc.* .........................         1,755            22,885
         Tutor Perini Corp. ....................         2,761            59,113
                                                                 ---------------
                                                                         895,669
                                                                 ---------------
      ELECTRICAL EQUIPMENT -- 2.1%
         A123 Systems, Inc.*(1) ................         7,090            67,639
         Acuity Brands, Inc. ...................         4,323           249,307
         Advanced Battery
            Technologies, Inc.*(1) .............         3,329            12,817

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      ELECTRICAL EQUIPMENT -- (CONTINUED)
         American Superconductor
            Corp.*(1) ..........................         3,865   $       110,500
         AZZ, Inc. .............................           987            39,490
         Baldor Electric Co. ...................         4,527           285,382
         Belden, Inc. ..........................         4,874           179,461
         Brady Corp. - Class A* ................         4,379           142,799
         Broadwind Energy, Inc.* ...............        12,360            28,552
         Capstone Turbine Corp.* ...............        22,630            21,720
         Encore Wire Corp.*(1) .................         2,207            55,352
         Ener1, Inc.*(1) .......................         3,930            14,895
         EnerSys, Inc.* ........................         5,087           163,394
         Franklin Electric
            Co., Inc. ..........................         2,596           101,036
         FuelCell Energy, Inc.* ................         4,724            10,912
         Generac Holdings, Inc.* ...............         1,380            22,315
         GrafTech International,
            Ltd.* ..............................        12,414           246,294
         II-VI, Inc.* ..........................         2,677           124,106
         LaBarge, Inc.* ........................           771            12,112
         LSI Industries, Inc. ..................         1,623            13,731
         Polypore International,
            Inc.* ..............................         1,937            78,894
         Powell Industries, Inc.* ..............           739            24,298
         PowerSecure
            International, Inc.*(1) ............         2,736            21,286
         Preformed Line
            Products Co. .......................           194            11,354
         Satcon Technology
            Corp.* .............................        12,310            55,395
         UQM Technologies, Inc.* ...............         5,970            13,671
         Vicor Corp.(1) ........................         1,899            31,144
         Woodward Governor
            Co.(1) .............................         5,631           211,500
                                                                 ---------------
                                                                       2,349,356
                                                                 ---------------
      INDUSTRIAL CONGLOMERATES -- 0.2%
         Raven Industries, Inc. ................         1,761            83,982
         Seaboard Corp. ........................            37            73,667
         Standex International
            Corp................................         1,128            33,739
         Tredegar Corp. ........................         2,458            47,636
         United Capital Corp.*(1) ..............           500            16,250
                                                                 ---------------
                                                                         255,274
                                                                 ---------------
      MACHINERY -- 3.4%
         3-D Systems Corp.* ....................         1,635            51,486
         Actuant Corp. - Class A ...............         6,670           177,555

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      MACHINERY -- (CONTINUED)
         Alamo Group, Inc. .....................           769   $        21,394
         Albany International
            Corp. - Class A ....................         3,150            74,623
         Altra Holdings, Inc.* .................         2,853            56,661
         American Railcar
            Industries, Inc.* ..................           589            13,035
         Ampco-Pittsburgh Corp.* ...............           586            16,437
         ArvinMeritor, Inc.*(1) ................         9,760           200,275
         Astec Industries, Inc.*(1) ............         1,601            51,888
         Badger Meter, Inc.(1) .................         1,648            72,875
         Barnes Group, Inc.(1) .................         4,395            90,845
         Blount International,
            Inc.* ..............................         5,050            79,588
         Briggs & Stratton Corp. ...............         4,758            93,685
         Cascade Corp. .........................         1,113            52,623
         Chart Industries, Inc.* ...............         3,249           109,751
         CIRCOR International,
            Inc.................................         1,988            84,053
         Clarcor, Inc.*(1) .....................         5,168           221,656
         Colfax Corp.* .........................         3,065            56,427
         Columbus McKinnon
            Corp.* .............................         1,825            37,084
         Commercial Vehicle
            Group, Inc.* .......................         2,500            40,625
         Dynamic Materials Corp. ...............           835            18,846
         Energy Recovery, Inc.* ................         2,459             9,000
         EnPro Industries, Inc.* ...............         2,207            91,723
         ESCO Technologies,
            Inc.* ..............................         2,332            88,243
         Federal Signal Corp. ..................         5,229            35,871
         Flow International,
            Corp.* .............................         6,661            27,243
         Force Protection, Inc.* ...............         6,194            34,129
         FreightCar America, Inc. ..............           793            22,949
         Graham Corp. ..........................           665            13,300
         Greenbrier Cos., Inc.* ................         1,520            31,905
         John Bean Technologies
            Corp................................         2,310            46,500
         Kadant, Inc.* .........................         1,464            34,506
         Kaydon Corp. ..........................         2,882           117,355
         L.B. Foster Co. -
            Class A* ...........................           856            35,045
         Lindsay Corp.* ........................         1,138            67,631
         Lydall, Inc.* .........................         2,910            23,426
         Met-Pro Corp. .........................         1,500            17,715
         Middleby Corp.* .......................         1,664           140,475
         Miller Industries, Inc. ...............         1,600            22,768
         Mueller Industries, Inc. ..............         3,506           114,646

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      MACHINERY -- (CONTINUED)
         Mueller Water Products,
            Inc. - Class A .....................        14,280   $        59,548
         NACCO Industries, Inc. -
            Class A ............................           556            60,254
         Nordson Corp. .........................         3,257           299,253
         Omega Flex, Inc.* .....................           150             2,481
         PMFG, Inc.* ...........................         1,717            28,159
         RBC Bearings, Inc.* ...................         2,457            96,020
         Robbins & Myers, Inc.(1) ..............         3,103           111,025
         Sauer-Danfoss, Inc.* ..................           954            26,950
         Sun Hydraulics Corp. ..................         1,265            47,817
         Tecumseh Products Co. -
            Class A* ...........................         1,562            20,384
         Tennant Co. ...........................         1,891            72,633
         The Gorman-Rupp Co.(1) ................         1,200            38,784
         Titan International,
            Inc.(1) ............................         2,845            55,591
         Trimas Corp.* .........................           900            18,414
         Twin Disc, Inc. .......................           833            24,873
         Wabash National Corp.* ................         6,090            72,166
         Watts Water Technologies,
            Inc. - Class A(1) ..................         2,884           105,526
         Xerium Technologies,
            Inc.* ..............................         1,490            23,766
                                                                 ---------------
                                                                       3,759,486
                                                                 ---------------
      MARINE -- 0.1%
         Baltic Trading, Ltd. ..................         2,070            21,135
         Eagle Bulk
            Shipping, Inc.*(1) .................         5,728            28,525
         Excel Maritime
            Carriers, Ltd.*(1) .................         4,260            23,984
         Genco Shipping &
            Trading, Ltd.*(1) ..................         2,319            33,394
         Horizon Lines, Inc. -
            Class A(1) .........................         2,278             9,955
         International Shipholding
            Corp................................           375             9,525
         Ultrapetrol Bahamas,
            Ltd.*(1) ...........................         1,180             7,587
                                                                 ---------------
                                                                         134,105
                                                                 ---------------
      PROFESSIONAL SERVICES -- 1.3%
         Acacia Research -
            Acacia Technologies* ...............         2,990            77,561
         Administaff, Inc. .....................         2,001            58,629
         Barrett Business
            Services, Inc. .....................           910            14,150

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      PROFESSIONAL SERVICES -- (CONTINUED)
         CBIZ, Inc.*(1) ........................         5,847   $        36,485
         CDI Corp. .............................         1,113            20,691
         CoStar Group, Inc.*(1) ................         2,269           130,604
         CRA International, Inc.* ..............           707            16,622
         Dolan Media Co.* ......................         4,139            57,615
         Exponent, Inc.* .......................         1,287            48,301
         Franklin Covey Co.* ...................           350             3,007
         GP Strategies Corp.* ..................         1,400            14,336
         Heidrick & Struggles
            International, Inc. ................         1,660            47,559
         Hill International, Inc.* .............         1,739            11,251
         Hudson Highland
            Group, Inc.* .......................         4,380            25,535
         Huron Consulting
            Group, Inc.* .......................         2,032            53,746
         ICF International, Inc.* ..............         1,747            44,933
         Kelly Services, Inc. -
            Class A* ...........................         2,127            39,988
         Kforce, Inc.* .........................         2,473            40,013
         Korn/Ferry International* .............         4,864           112,407
         Mistras Group, Inc.* ..................           530             7,144
         Navigant Consulting,
            Inc.* ..............................         5,292            48,686
         On Assignment, Inc.* ..................         2,935            23,920
         Resources Connection,
            Inc.................................         4,005            74,453
         School Specialty, Inc.* ...............         1,926            26,829
         SFN Group, Inc.* ......................         4,854            47,375
         The Advisory Board Co.* ...............         1,398            66,587
         The Corporate Executive
            Board Co. ..........................         3,200           120,160
         Trueblue, Inc.* .......................         5,221            93,926
         Volt Information
            Sciences, Inc.* ....................         1,163            10,060
         VSE Corp. .............................           296             9,774
                                                                 ---------------
                                                                       1,382,347
                                                                 ---------------
      ROAD & RAIL -- 1.0%
         Amerco, Inc.* .........................           792            76,064
         Arkansas Best Corp.(1) ................         2,276            62,408
         Avis Budget Group,
            Inc.*(1) ...........................         9,860           153,421
         Celadon Group, Inc.* ..................         1,888            27,923
         Dollar Thrifty Automotive
            Group, Inc.* .......................         2,370           112,006
         Genesee & Wyoming,
            Inc. - Class A* ....................         3,637           192,579
         Heartland Express, Inc. ...............         3,358            53,795

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      ROAD & RAIL -- (CONTINUED)
         Knight Transportation,
            Inc.................................         4,847   $        92,093
         Marten Transport, Ltd. ................         1,499            32,049
         Old Dominion Freight
            Line, Inc.* ........................         4,330           138,517
         Patriot Transportation
            Holding, Inc.* .....................           310            28,818
         RailAmerica, Inc.* ....................         3,170            41,051
         Roadrunner Transportation
            Systems, Inc.* .....................         1,120            16,195
         Saia, Inc.* ...........................         1,519            25,200
         Universal Truckload
            Services, Inc.* ....................           380             6,050
         USATruck, Inc.* .......................           710             9,393
         Werner Enterprises,
            Inc.*(1) ...........................         3,311            74,829
                                                                 ---------------
                                                                       1,142,391
                                                                 ---------------
      TRADING COMPANIES & DISTRIBUTORS -- 0.9%
         Aceto Corp. ...........................         1,963            17,667
         Aircastle, Ltd. .......................         6,555            68,500
         Applied Industrial
            Technologies, Inc. .................         4,050           131,544
         Beacon Roofing
            Supply, Inc.* ......................         4,064            72,624
         BlueLinx Holdings, Inc.* ..............         3,250            11,895
         CAI International, Inc.* ..............           990            19,404
         DXP Enterprises, Inc.* ................           640            15,360
         H&E Equipment
            Services, Inc.*(1) .................         2,905            33,611
         Houston Wire &
            Cable Co.(1) .......................         1,199            16,115
         Interline Brands, Inc.* ...............         3,088            70,314
         Kaman Corp. ...........................         2,412            70,117
         Lawson Products, Inc. .................           430            10,703
         RSC Holdings, Inc.* ...................         4,584            44,648
         Rush Enterprises, Inc. -
            Class A* ...........................         2,950            60,298
         TAL International
            Group, Inc. ........................         1,889            58,313
         Textainer Group
            Holdings, Ltd. .....................           854            24,330
         Titan Machinery, Inc.* ................           780            15,054
         United Rentals, Inc.* .................         5,450           123,987
         Watsco, Inc.(1) .......................         2,363           149,058
                                                                 ---------------
                                                                       1,013,542
                                                                 ---------------
      TOTAL INDUSTRIALS ........................                      17,778,210
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
   INFORMATION TECHNOLOGY -- 18.6%
      COMMUNICATIONS EQUIPMENT -- 2.9%
         Acme Packet, Inc.* ....................         4,053   $       215,457
         Adtran, Inc.(1) .......................         5,691           206,071
         Anaren, Inc.* .........................         1,241            25,875
         Arris Group, Inc.* ....................         9,741           109,294
         Aruba Networks, Inc.*(1) ..............         6,685           139,583
         Aviat Networks, Inc.* .................         5,548            28,128
         Bel Fuse, Inc. - Class B* .............         1,167            27,891
         Bigband Networks, Inc.* ...............         4,177            11,696
         Black Box Corp. .......................         1,848            70,760
         Blue Coat Systems,
            Inc.*(1) ...........................         3,684           110,041
         Comtech Telecommunications Corp........         2,509            69,575
         DG FastChannel, Inc.* .................         2,417            69,803
         Digi International, Inc.* .............         1,982            22,000
         EMS Technologies, Inc.* ...............         1,173            23,202
         Emulex Corp.* .........................         7,330            85,468
         Extreme Networks, Inc.* ...............         8,316            25,696
         Finisar Corp.*(1) .....................         7,810           231,879
         Globecomm Systems,
            Inc.* ..............................         1,996            19,960
         Harmonic, Inc.* .......................         8,442            72,348
         Infinera Corp.* .......................         8,476            87,557
         InterDigital, Inc.*(1) ................         4,408           183,549
         Ixia* .................................         4,065            68,211
         KVH Industries, Inc.* .................         1,690            20,195
         Loral Space &
            Communications,
            Inc.* ..............................           891            68,161
         Netgear, Inc.* ........................         3,157           106,328
         Network Engines, Inc.* ................         1,040             1,581
         Network Equipment
            Technologies, Inc.* ................         2,240            10,371
         Occam Networks, Inc.* .................           220             1,907
         Oclaro, Inc.* .........................         5,220            68,643
         Oplink Communications,
            Inc.* ..............................         1,701            31,417
         Opnext, Inc.* .........................         3,388             5,963
         PC-Tel, Inc.* .........................         1,868            11,208
         Plantronics, Inc. .....................         4,666           173,669
         Powerwave Technologies,
            Inc.* ..............................        15,630            39,700
         Riverbed Technology,
            Inc.*(1) ...........................        11,988           421,618
         Seachange International,
            Inc.* ..............................         2,330            19,922

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      COMMUNICATIONS EQUIPMENT -- (CONTINUED)
         ShoreTel, Inc.* .......................         3,330   $        26,007
         Sonus Networks, Inc.* .................        21,970            58,660
         Sycamore Networks, Inc. ...............         2,335            48,078
         Symmetricom, Inc.* ....................         3,128            22,178
         Tekelec* ..............................         5,353            63,754
         UTStarcom, Inc.* ......................         8,730            17,984
         Viasat, Inc.* .........................         3,372           149,751
                                                                 ---------------
                                                                       3,271,139
                                                                 ---------------
      COMPUTERS & PERIPHERALS -- 0.8%
         Avid Technology, Inc.* ................         2,737            47,788
         Compellent Technologies,
            Inc.* ..............................         1,964            54,187
         Cray, Inc.* ...........................         2,760            19,734
         Electronics for
            Imaging, Inc.* .....................         5,358            76,673
         Hutchinson Technology,
            Inc.* ..............................           370             1,373
         Hypercom Corp.* .......................         5,040            42,185
         Imation Corp.*(1) .....................         2,568            26,476
         Immersion Corp.* ......................         1,927            12,930
         Intermec, Inc.* .......................         4,242            53,704
         Intevac, Inc.* ........................         2,466            34,549
         Novatel Wireless, Inc.* ...............         2,481            23,693
         Prestek, Inc.* ........................         6,100            13,542
         Quantum Corp.* ........................        23,540            87,569
         Rimage Corp.* .........................         1,914            28,538
         Silicon Graphics
            International Corp.* ...............         2,180            19,685
         STEC, Inc.*(1) ........................         4,156            73,353
         Stratasys, Inc.*(1) ...................         2,470            80,621
         Super Micro
            Computer, Inc.* ....................         1,488            17,171
         Synaptics, Inc.*(1) ...................         3,563           104,681
         Xyratex Ltd.* .........................         3,140            51,213
                                                                 ---------------
                                                                         869,665
                                                                 ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS
         & COMPONENTS -- 2.5%
         Agilysys, Inc.* .......................         1,880            10,584
         Anixter International,
            Inc.(1) ............................         2,785           166,348
         Benchmark Electronics,
            Inc.* ..............................         6,290           114,226
         Brightpoint, Inc.* ....................         7,005            61,154
         Checkpoint Systems,
            Inc.* ..............................         3,983            81,851

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS
         & COMPONENTS -- (CONTINUED)
         Cognex Corp. ..........................         3,770   $       110,913
         Coherent, Inc.* .......................         2,674           120,704
         Comverge, Inc.* .......................         1,208             8,347
         CPI International, Inc.* ..............           331             6,405
         CTS Corp. .............................         2,508            27,738
         Daktronics, Inc. ......................         2,528            40,246
         DDi Corp. .............................         2,050            24,108
         DTS, Inc.* ............................         1,517            74,409
         Echelon Corp.* ........................         2,929            29,847
         Electro Rent Corp. ....................         1,504            24,305
         Electro Scientific
            Industries, Inc.*(1) ...............         3,603            57,756
         Fabrinet* .............................         1,230            26,445
         Faro Technologies, Inc.* ..............         1,633            53,628
         Gerber Scientific, Inc.* ..............         3,960            31,165
         Insight Enterprises, Inc.* ............         4,280            56,325
         IPG Photonics Corp.*(1) ...............         2,023            63,967
         L-1 Identity Solutions,
            Inc.* ..............................         7,977            95,006
         Littelfuse, Inc. ......................         2,165           101,885
         Maxwell Technologies,
            Inc.* ..............................         2,468            46,621
         Measurement Specialties, Inc.* ........         1,461            42,880
         Mercury Computer Systems, Inc.* .......         2,015            37,036
         Methode Electronics, Inc.* ............         3,057            39,649
         Microvision, Inc.* ....................         7,100            13,206
         MTS Systems Corp. .....................         1,470            55,066
         Multi-Fineline Electronix, Inc.* ......           683            18,093
         Newport Corp.* ........................         3,122            54,229
         OSI Systems, Inc.* ....................         1,319            47,959
         Park Electrochemical Corp.* ...........         1,882            56,460
         PC Connection, Inc.* ..................         1,259            11,155
         Plexus Corp.* .........................         3,628           112,250
         Power-One, Inc.* ......................         5,430            55,386
         Pulse Electronics Corp.* ..............         3,242            17,247
         Radisys Corp.* ........................         2,192            19,509
         Richardson Electronics, Ltd. ..........         2,130            24,900
         Rofin-Sinar Technologies, Inc.* .......         3,083           109,262
         Rogers Corp.* .........................         1,372            52,479
         Sanmina-SCI Corp.* ....................         6,490            74,505

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      ELECTRONIC EQUIPMENT, INSTRUMENTS
         & COMPONENTS -- (CONTINUED)
         ScanSource, Inc.* .....................         2,991   $        95,413
         SMART Modular
            Technologies (WWH),
            Inc.* ..............................         3,800            21,888
         Spectrum Control, Inc.* ...............         1,280            19,187
         Synnex Corp.* .........................         2,482            77,438
         TTM Technologies,
            Inc.*(1) ...........................         8,929           133,131
         Universal Display
            Corp.*(1) ..........................         2,587            79,292
         Viasystems Group,
            Inc.*(1) ...........................            20               403
         X-Rite, Inc.* .........................         5,060            23,124
         Zygo Corp.* ...........................         1,820            22,259
                                                                 ---------------
                                                                       2,747,389
                                                                 ---------------
      INTERNET SOFTWARE & SERVICES -- 2.1%
         Ancestry.com, Inc.* ...................         1,750            49,560
         Art Technology Group,
            Inc.* ..............................        14,540            86,949
         comScore, Inc.* .......................         1,735            38,708
         Constant Contact, Inc.*(1) ............         2,963            91,823
         DealerTrack Holdings,
            Inc.*(1) ...........................         3,858            77,430
         Dice Holdings, Inc.* ..................           990            14,206
         Digital River, Inc.*(1) ...............         3,701           127,388
         Earthlink, Inc. .......................         7,013            60,312
         GSI Commerce, Inc.* ...................         6,274           145,557
         InfoSpace, Inc.* ......................         2,174            18,044
         Internap Network
            Services Corp.* ....................         3,975            24,168
         Intralinks Holdings, Inc.* ............           970            18,149
         j2 Global Communications,
            Inc.*(1) ...........................         4,105           118,840
         Keynote Systems, Inc. .................         1,429            20,892
         KIT Digital, Inc.* ....................         2,390            38,336
         Limelight Networks,
            Inc.* ..............................         2,732            15,873
         Liquidity Services, Inc.* .............           800            11,240
         LivePerson, Inc.* .....................         4,650            52,545
         Local.com Corp.*(1) ...................         3,140            20,379
         LogMeIn, Inc.*(1) .....................         1,670            74,048
         LoopNet, Inc.* ........................         1,892            21,020
         Marchex, Inc. - Class B ...............         2,015            19,223
         ModusLink Global
            Solutions, Inc.* ...................         4,849            32,488
         Move, Inc.* ...........................        19,590            50,346

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      INTERNET SOFTWARE & SERVICES -- (CONTINUED)
         NIC, Inc. .............................         7,143   $        69,359
         OpenTable, Inc.* ......................         1,630           114,882
         Openwave Systems, Inc.* ...............         9,230            19,568
         Perficient, Inc.* .....................         1,026            12,825
         QuinStreet, Inc.* .....................           890            17,097
         Rackspace Hosting, Inc.* ..............         9,697           304,583
         RealNetworks, Inc.* ...................         5,557            23,339
         RightNow Technologies,
            Inc.* ..............................         1,771            41,920
         Saba Software, Inc.* ..................         4,330            26,500
         SAVVIS, Inc.* .........................         4,222           107,745
         Stamps.com, Inc. ......................           810            10,732
         support.com, Inc.* ....................         6,691            43,358
         TechTarget, Inc.* .....................         1,335            10,587
         Terremark Worldwide,
            Inc.*(1) ...........................         5,136            66,511
         The Knot, Inc.* .......................         4,354            43,017
         Travelzoo, Inc.*(1) ...................           620            25,556
         United Online, Inc. ...................         7,073            46,682
         ValueClick, Inc.*(1) ..................         7,409           118,766
         Vocus, Inc.* ..........................         1,274            35,239
         Zix Corp.* ............................         4,540            19,386
                                                                 ---------------
                                                                       2,385,176
                                                                 ---------------
      IT SERVICES -- 2.1%
         Acxiom Corp.* .........................         6,421           110,120
         CACI International, Inc. -
            Class A* ...........................         3,083           164,632
         Cardtronics, Inc.* ....................         3,210            56,817
         Cass Information
            Systems, Inc. ......................           905            34,336
         CIBER, Inc.* ..........................         5,232            24,486
         Computer Task Group,
            Inc.* ..............................         1,060            11,533
         CSG Systems
            International, Inc.*(1) ............         3,190            60,419
         Echo Global
            Logistics, Inc.* ...................         1,180            14,207
         Euronet Worldwide, Inc.* ..............         4,746            82,770
         ExlService Holdings,
            Inc.* ..............................         1,755            37,697
         Forrester Research, Inc. ..............         1,405            49,582
         Global Cash Access
            Holdings, Inc.* ....................         6,251            19,941
         Heartland Payment
            Systems, Inc. ......................         3,569            55,034
         iGate Corp. ...........................         2,038            40,169
         Integral Systems, Inc.* ...............         2,349            23,279

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      IT SERVICES -- (CONTINUED)
         Jack Henry & Associates, Inc. .........         8,489   $       247,454
         Lionbridge Technologies,
            Inc.* ..............................         6,910            25,498
         Mantech International
            Corp. - Class A* ...................         2,331            96,340
         MAXIMUS, Inc. .........................         1,682           110,305
         MoneyGram International,
            Inc.* ..............................         5,900            15,989
         NCI, Inc. - Class A* ..................           722            16,599
         Online Resources Corp.* ...............         2,332            10,844
         Sapient Corp. .........................         9,020           109,142
         SRA International, Inc. -
            Class A* ...........................         3,780            77,301
         Syntel, Inc. ..........................         1,145            54,719
         Teletech Holdings, Inc.* ..............         2,518            51,846
         The Hackett Group, Inc.* ..............         3,913            13,735
         Tier Technologies, Inc. -
            Class B* ...........................           600             3,594
         TNS, Inc.* ............................         2,776            57,741
         Unisys Corp.* .........................         4,101           106,175
         VeriFone Holdings, Inc.* ..............         8,460           326,218
         Virtusa Corp.* ........................         1,109            18,143
         Wright Express Corp.* .................         3,946           181,516
                                                                 ---------------
                                                                       2,308,181
                                                                 ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.9%
         Advanced Analogic
            Technologies, Inc.* ................         3,703            14,849
         Advanced Energy
            Industries, Inc.* ..................         3,732            50,904
         Amkor Technology, Inc.* ...............         9,184            67,870
         ANADIGICS, Inc.* ......................         5,660            39,224
         Applied Micro Circuits
            Corp.* .............................         6,434            68,715
         ATMI, Inc.* ...........................         2,642            52,681
         Axcelis Technologies,
            Inc.* ..............................        14,120            48,855
         AXT, Inc.* ............................         1,640            17,122
         Brooks Automation, Inc.* ..............         6,204            56,270
         Cabot Microelectronics
            Corp.*(1) ..........................         2,151            89,159
         Cavium Networks, Inc.*(1) .............         4,554           171,595
         Ceva, Inc.* ...........................         2,182            44,731
         Cirrus Logic, Inc.*(1) ................         6,260           100,035
         Cohu, Inc. ............................         2,173            36,028
         Conexant Systems, Inc.* ...............        10,450            17,033
         Cymer, Inc.* ..........................         2,826           127,368

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
         (CONTINUED)
         Diodes, Inc.* .........................         3,105   $        83,804
         DSP Group, Inc.* ......................         1,625            13,228
         Energy Conversion
            Devices, Inc.* .....................         6,425            29,555
         Entegris, Inc.* .......................        11,680            87,250
         Entropic Communications,
            Inc.*(1) ...........................         5,310            64,145
         Evergreen Solar, Inc.*(1) .............        12,477             7,274
         Exar Corp.* ...........................         1,840            12,843
         FEI Co.* ..............................         3,572            94,337
         FormFactor, Inc.* .....................         3,941            34,996
         FSI International, Inc.* ..............           150               663
         GSI Technology, Inc.* .................         3,010            24,381
         GT Solar International,
            Inc.*(1) ...........................         6,374            58,131
         Hittite Microwave
            Corp.* .............................         2,798           170,790
         Integrated Device
            Technology, Inc.* ..................        16,900           112,554
         Integrated Silicon
            Solution, Inc.* ....................         2,780            22,323
         IXYS Corp.* ...........................         1,612            18,731
         Kopin Corp.*(1) .......................         6,918            28,779
         Kulicke & Soffa
            Industries, Inc.* ..................         5,810            41,832
         Lattice Semiconductor
            Corp.* .............................         9,850            59,691
         LTX-Credence Corp.* ...................         5,093            37,688
         Mattson Technology,
            Inc.* ..............................         5,800            17,400
         MaxLinear, Inc. -
            Class A*(1) ........................         1,510            16,248
         Micrel, Inc.(1) .......................         5,756            74,770
         Microsemi Corp.* ......................         7,782           178,208
         Mindspeed Technologies,
            Inc.* ..............................         3,340            20,374
         MIPS Technologies, Inc.* ..............         3,560            53,970
         MKS Instruments, Inc.* ................         4,819           118,017
         Monolithic Power
            Systems, Inc.* .....................         3,767            62,231
         Nanometrics, Inc.* ....................         2,170            27,841
         Netlogic Microsystems,
            Inc.*(1) ...........................         5,884           184,816
         NVE Corp.* ............................           299            17,291
         Omnivision Technologies,
            Inc.*(1) ...........................         5,021           148,672
         PDF Solutions, Inc.* ..................         4,330            20,871

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT --
         (CONTINUED)
         Pericom Semiconductor
            Corp.* .............................         1,293   $        14,197
         Photronics, Inc.* .....................         3,960            23,404
         PLX Technology, Inc.* .................         2,083             7,520
         Power Integrations, Inc.(1) ...........         2,394            96,095
         RF Micro Devices, Inc.* ...............        26,380           193,893
         Rubicon Technology,
            Inc.*(1) ...........................         1,842            38,829
         Rudolph Technologies,
            Inc.* ..............................         3,127            25,735
         Semtech Corp.* ........................         6,150           139,236
         Sigma Designs, Inc.*(1) ...............         2,935            41,589
         Silicon Image, Inc.* ..................         5,675            41,711
         Spansion, Inc. - Class A* .............         1,580            32,706
         Standard Microsystems
            Corp.* .............................         2,584            74,497
         Supertex, Inc.* .......................           555            13,420
         Tessera Techonologies,
            Inc.* ..............................         4,836           107,117
         Trident Microsystems,
            Inc.* ..............................        13,440            23,923
         TriQuint Semiconductor,
            Inc.* ..............................        14,575           170,382
         Ultra Clean Holdings* .................         2,600            24,206
         Ultratech, Inc.* ......................         1,831            36,400
         Veeco Instruments,
            Inc.*(1) ...........................         3,960           170,122
         Volterra Semiconductor
            Corp.* .............................         2,472            57,252
         Zoran Corp.* ..........................         5,904            51,955
                                                                 ---------------
                                                                       4,330,332
                                                                 ---------------
      SOFTWARE -- 4.3%
         ACI Worldwide, Inc.* ..................         3,004            80,718
         Actuate Corp.* ........................           783             4,463
         Advent Software, Inc.*(1) .............         1,387            80,335
         American Software, Inc. -
            Class A ............................           954             6,459
         Ariba, Inc.* ..........................         8,539           200,581
         Aspen Technology, Inc.* ...............         6,890            87,503
         Blackbaud, Inc. .......................         4,322           111,940
         Blackboard, Inc.*(1) ..................         2,960           122,248
         Bottomline Technologies,
            Inc.* ..............................         3,047            66,150
         CDC Corp. - Class A ...................         3,320            11,653
         CommVault Systems,
            Inc.* ..............................         4,481           128,246

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      SOFTWARE -- (CONTINUED)
         Concur Technologies,
            Inc.* ..............................         3,853   $       200,086
         Deltek, Inc.* .........................         1,655            12,015
         DemandTec, Inc.* ......................         1,475            15,989
         Digimarc Corp.* .......................         1,200            36,012
         Ebix, Inc.* ...........................         2,808            66,465
         Epicor Software Corp.* ................         5,488            55,429
         EPIQ Systems, Inc. ....................         2,601            35,712
         Fair Isaac Corp.(1) ...................         3,124            73,008
         FalconStor Software,
            Inc.* ..............................         2,261             7,574
         Fortinet, Inc.* .......................         4,470           144,605
         Guidance Software, Inc.* ..............           680             4,889
         Interactive Intelligence,
            Inc.* ..............................           763            19,960
         JDA Software
            Group, Inc.* .......................         3,950           110,600
         Kenexa Corp.* .........................         2,788            60,751
         Lawson Software, Inc.* ................        13,467           124,570
         Magma Design
            Automation, Inc.* ..................         7,670            38,427
         Manhattan Associates,
            Inc.* ..............................         2,195            67,035
         Mentor Graphics Corp.* ................         9,828           117,936
         MicroStrategy, Inc. -
            Class A* ...........................           809            69,145
         Monotype Imaging
            Holdings, Inc.* ....................         2,658            29,504
         Motricity, Inc.* ......................           720            13,370
         Netscout Systems, Inc.* ...............         3,621            83,319
         NetSuite, Inc.* .......................         1,613            40,325
         Opnet Technologies, Inc. ..............         1,159            31,026
         Parametric Technology
            Corp.* .............................        11,597           261,280
         Pegasystems, Inc. .....................         1,219            44,652
         Progress Software Corp.* ..............         4,243           179,564
         PROS Holdings, Inc.* ..................           976            11,117
         QAD, Inc. - Class A* ..................           607             5,524
         QAD, Inc. - Class B* ..................           151             1,501
         QLIK Technologies,
            Inc.* ..............................           970            25,036
         Quest Software, Inc.* .................         6,035           167,411
         Radiant Systems, Inc.* ................         3,421            66,949
         RealD, Inc.* ..........................           720            18,662
         RealPage, Inc.* .......................           710            21,960
         Renaissance Learning,
            Inc ................................           560             6,630
         Rosetta Stone, Inc.*(1) ...............         1,140            24,191

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      SOFTWARE -- (CONTINUED)
         S1 Corp.* .............................         3,177   $        21,921
         Smith Micro
            Software, Inc.* ....................         2,429            38,233
         SolarWinds, Inc.* .....................         3,430            66,028
         Sonic Solutions, Inc.*(1) .............         3,886            58,290
         Sourcefire, Inc.*(1) ..................         3,038            78,775
         SRS Labs, Inc.* .......................         1,590            14,008
         SS&C Technologies
            Holdings, Inc.* ....................         1,300            26,663
         SuccessFactors, Inc.* .................         6,478           187,603
         Synchronoss Technologies,
            Inc.* ..............................         1,579            42,175
         Take-Two Interactive
            Software, Inc.* ....................         6,251            76,512
         Taleo Corp. - Class A* ................         3,751           103,715
         TeleCommunication
            Systems, Inc. -
            Class A* ...........................         3,572            16,681
         TeleNav, Inc.* ........................         2,670            19,438
         The Ultimate Software
            Group, Inc.*(1).....................         2,617           127,265
         THQ, Inc.* ............................         8,153            49,407
         TIBCO Software, Inc.* .................        16,034           316,030
         TiVo, Inc.*(1) ........................        10,870            93,808
         Tyler Technologies, Inc.* .............         2,649            54,993
         Vasco Data Security
            International, Inc.* ...............         2,265            18,415
         VirnetX Holding Corp.(1) ..............         3,480            51,678
         Wave Systems Corp. -
            Class A*(1) ........................         7,900            31,126
         Websense, Inc.* .......................         3,681            74,540
                                                                 ---------------
                                                                       4,759,829
                                                                 ---------------
      TOTAL INFORMATION TECHNOLOGY ..............                     20,671,711
                                                                 ---------------
   MATERIALS -- 5.7%
      CHEMICALS -- 2.6%
         A. Schulman, Inc. .....................         2,798            64,046
         American Vanguard
            Corp ...............................         3,124            26,679
         Arch Chemicals, Inc. ..................         1,718            65,164
         Balchem Corp. .........................         2,501            84,542
         Calgon Carbon Corp.* ..................         5,471            82,722
         Ferro Corp.* ..........................         8,432           123,444
         Georgia Gulf Corp.*(1) ................         3,170            76,270
         H.B. Fuller Co. .......................         3,899            80,007
         Hawkins, Inc. .........................         1,010            44,844
         Innophos Holdings, Inc.* ..............         2,335            84,247

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      CHEMICALS -- (CONTINUED)
         Koppers Holdings, Inc. ................         1,974   $        70,630
         Kraton Performance
            Polymers, Inc.* ....................           920            28,474
         Landec Corp.* .........................         1,667             9,969
         LSB Industries, Inc.* .................         1,631            39,568
         Minerals Technologies,
            Inc ................................         2,025           132,455
         NewMarket Corp.(1) ....................         1,016           125,344
         NL Industries, Inc. ...................           842             9,397
         Olin Corp. ............................         6,775           139,023
         OM Group, Inc.* .......................         2,796           107,674
         Omnova Solutions, Inc.* ...............         5,470            45,729
         PolyOne Corp.* ........................         9,259           115,645
         Quaker Chemical Corp.* ................           922            38,420
         Rockwood Holdings,
            Inc.* ..............................         5,302           207,414
         Senomyx, Inc.* ........................         5,660            40,356
         Sensient Technologies
            Corp ...............................         4,742           174,174
         Solutia, Inc.* ........................        11,995           276,845
         Spartech Corp.*(1) ....................         2,218            20,760
         Stepan Co.(1) .........................           689            52,550
         STR Holdings, Inc.*(1) ................         2,730            54,600
         TPC Group, Inc.* ......................           360            10,915
         W.R. Grace & Co.* .....................         7,405           260,138
         Westlake Chemical Corp. ...............         1,938            84,245
         Zep, Inc. .............................         1,824            36,261
         Zoltek Cos., Inc.* ....................         2,697            31,150
                                                                 ---------------
                                                                       2,843,701
                                                                 ---------------
      CONSTRUCTION MATERIALS -- 0.1%
         Headwaters, Inc.* .....................         6,785            31,075
         Texas Industries, Inc. ................         2,340           107,125
         United States Lime &
            Minerals, Inc.* ....................           196             8,258
                                                                 ---------------
                                                                         146,458
                                                                 ---------------
      CONTAINERS & PACKAGING -- 0.5%
         AEP Industries, Inc.* .................           297             7,707
         Boise, Inc. ...........................         7,080            56,144
         Graham Packaging Co.,
            Inc.* ..............................         1,500            19,560
         Graphic Packaging
            Holding Co.* .......................        10,930            42,518
         Myers Industries, Inc. ................         2,732            26,610
         Rock-Tenn Co. - Class A ...............         3,652           197,025
         Silgan Holdings, Inc. .................         5,100           182,631
                                                                 ---------------
                                                                         532,195
                                                                 ---------------

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      METALS & MINING -- 2.0%
         A.M. Castle & Co.* ....................         1,840   $        33,874
         Allied Nevada Gold
            Corp.* .............................         7,373           193,984
         AMCOL International
            Corp.(1) ...........................         2,180            67,580
         Brush Engineered
         Materials, Inc.* ......................         1,932            74,652
         Capital Gold Corp.* ...................         5,730            29,051
         Century Aluminum
            Co.*(1) ............................         5,460            84,794
         Coeur d'Alene Mines
            Corp. - Class A* ...................         8,940           244,241
         Contago ORE, Inc.* ....................           107             1,122
         General Moly, Inc.* ...................         6,200            40,176
         Globe Specialty
            Metals, Inc. .......................         5,940           101,515
         Golden Star Resources,
            Ltd.* ..............................        22,250           102,127
         Haynes International, Inc. ............         1,494            62,494
         Hecla Mining Co.* .....................        25,528           287,445
         Horsehead Holding
            Corp.* .............................         4,258            55,524
         Jaguar Mining, Inc.* ..................         8,090            57,682
         Kaiser Aluminum Corp. .................         1,411            70,677
         Metals USA Holdings
            Corp.* .............................         1,470            22,403
         Molycorp, Inc.*(1) ....................         2,080           103,792
         Noranda Aluminium
            Holding Corp.* .....................           630             9,198
         Olympic Steel, Inc. ...................           625            17,925
         RTI International
            Metals, Inc.* ......................         2,682            72,360
         Stillwater Mining Co.*(1) .............         4,334            92,531
         Thompson Creek
            Metals Co., Inc.* ..................        14,310           210,643
         Universal Stainless
            & Alloy* ...........................           756            23,648
         US Energy Corp.* ......................         4,700            28,576
         US Gold Corp.* ........................         8,550            68,999
         Worthington Industries,
            Inc.(1) ............................         5,309            97,686
                                                                 ---------------
                                                                       2,254,699
                                                                 ---------------
      PAPER & FOREST PRODUCTS -- 0.5%
         Buckeye Technologies,
            Inc ................................         3,068            64,459
         Clearwater Paper Corp.* ...............         1,117            87,461
         Deltic Timber Corp. ...................           865            48,734

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      PAPER & FOREST PRODUCTS -- (CONTINUED)
         Glatfelter* ...........................         3,043   $        37,338
         KapStone Paper and
            Packaging Corp.* ...................         3,990            61,047
         Louisiana-Pacific
            Corp.*(1) ..........................        12,746           120,577
         Neenah Paper, Inc. ....................         1,231            24,226
         Schweitzer-Mauduit
         International, Inc.(1) ................         1,744           109,732
         Wausau Paper Corp. ....................         4,001            34,449
                                                                 ---------------
                                                                         588,023
                                                                 ---------------
      TOTAL MATERIALS ..........................                       6,365,076
                                                                 ---------------
   TELECOMMUNICATION SERVICES -- 1.0%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
         AboveNet, Inc. ........................         2,300           134,458
         Alaska Communications
         Systems Group, Inc.(1) ................         4,464            49,550
         Atlantic Tele-Network,
            Inc ................................           810            31,055
         Cbeyond, Inc.* ........................         2,049            31,309
         Cincinnati Bell, Inc.* ................        23,320            65,296
         Cogent Communications
            Group, Inc.* .......................         3,993            56,461
         Consolidated Communications
            Holdings, Inc.*(1) .................         1,979            38,195
         General Communication,
            Inc. - Class A* ....................         4,832            61,173
         Global Crossing, Ltd.*(1) .............         3,380            43,670
         Globalstar, Inc.*(1) ..................         1,770             2,566
         Hughes Communications,
            Inc.* ..............................           654            26,448
         IDT Corp. - Class B ...................         1,200            30,780
         Iridium Communications,
            Inc.* ..............................         2,960            24,420
         Neutral Tandem, Inc.* .................         3,250            46,930
         PAETEC Holdings
            Corp.* .............................         8,770            32,800
         Premiere Global
            Services, Inc.* ....................         5,178            35,210
         Vonage Holdings Corp.* ................        10,770            24,125
                                                                 ---------------
                                                                         734,446
                                                                 ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
         FiberTower Corp.* .....................         5,760            25,690
         ICO Global
            Communications
         Holdings, Ltd.* .......................         1,020             1,530

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      WIRELESS TELECOMMUNICATION SERVICES -- (CONTINUED)
         NTELOS Holdings Corp. .................         3,045   $        58,007
         Shenandoah Telecommunications Co ......         1,736            32,515
         Syniverse Holdings, Inc.* .............         7,180           221,503
         USA Mobility, Inc. ....................         2,168            38,526
                                                                 ---------------
                                                                         377,771
                                                                 ---------------
      TOTAL TELECOMMUNICATION
         SERVICES ..............................                       1,112,217
                                                                 ---------------
   UTILITIES -- 3.0%
      ELECTRIC UTILITIES -- 1.3%
         ALLETE, Inc. ..........................         2,576            95,982
         Central Vermont Public
            Service Corp. ......................           974            21,292
         Cleco Corp. ...........................         6,015           185,022
         El Paso Electric Co.* .................         4,240           116,727
         IDACORP, Inc. .........................         4,742           175,359
         MGE Energy, Inc. ......................         2,499           106,857
         Otter Tail Corp. ......................         3,198            72,083
         PNM Resources, Inc. ...................         7,017            91,361
         Portland General
            Electric Co. .......................         7,157           155,307
         The Empire District
            Electric Co.(1) ....................         4,436            98,479
         UIL Holdings Corp. ....................         4,326           129,607
         UniSource Energy Corp. ................         3,485           124,902
         Unitil Corp. ..........................           890            20,239
                                                                 ---------------
                                                                       1,393,217
                                                                 ---------------
      GAS UTILITIES -- 1.1%
         Chesapeake Utilities
            Corp ...............................         1,010            41,935
         New Jersey Resources
            Corp ...............................         3,877           167,137
         Nicor, Inc.(1) ........................         4,519           225,588
         Northwest Natural
            Gas Co. ............................         2,178           101,212
         Piedmont Natural
            Gas Co.(1) .........................         6,634           185,487
         South Jersey Industries,
            Inc.(1) ............................         3,041           160,626
         Southwest Gas Corp. ...................         4,328           158,708
         The Laclede Group, Inc. ...............         1,868            68,257
         WGL Holdings, Inc. ....................         4,020           143,795
                                                                 ---------------
                                                                       1,252,745
                                                                 ---------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
      INDEPENDENT POWER PRODUCERS &
         ENERGY TRADERS -- 0.1%
         American DG
            Energy, Inc.*(1) ...................         5,100   $        14,127
         Dynegy, Inc.* .........................         9,260            52,041
                                                                 ---------------
                                                                          66,168
                                                                 ---------------
      MULTI-UTILITIES -- 0.3%
         Avista Corp. ..........................         4,098            92,287
         Black Hills Corp.(1) ..................         3,178            95,340
         CH Energy Group, Inc.* ................         1,465            71,624
         NorthWestern Corp. ....................         3,859           111,255
                                                                 ---------------
                                                                         370,506
                                                                 ---------------
      WATER UTILITIES -- 0.2%
         American States
            Water Co. ..........................         1,577            54,359
         Artesian Resources
         Corp. - Class A .......................         1,280            24,256
         Cadiz, Inc.* ..........................           906            11,270
         California Water
            Service Group ......................         2,000            74,540
         Connecticut Water
            Service, Inc. ......................         1,033            28,800
         Consolidated Water
            Co., Ltd. ..........................         1,087             9,968
         Middlesex Water Co. ...................           991            18,185
         SJW Corp. .............................         1,128            29,858
         York Water Co. ........................         1,730            29,912
                                                                 ---------------
                                                                         281,148
                                                                 ---------------
      TOTAL UTILITIES ..........................                       3,363,784
                                                                 ---------------
      TOTAL COMMON STOCK
         (COST $81,769,733) ....................                     110,787,172
                                                                 ---------------

                                                                      VALUE
                                                      SHARES         (NOTE 2)
                                                   -----------   ---------------
   CALL WARRANTS -- 0.0%
         Greenhunter Energy, Inc. -
            Expires 09/15/11
            (Cost $0) ..........................            48   $            --
                                                                 ---------------
         EXCHANGE-TRADED FUNDS -- 0.2%
         iShares Russell 2000
            Index Fund
            (Cost $195,575) ....................         2,500           195,575
                                                                 ---------------
   SHORT-TERM INVESTMENTS
      HELD AS COLLATERAL
      FOR LOANED SECURITIES -- 22.6%
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series ...............    12,448,099        12,448,099
         Institutional Money
            Market Trust .......................    12,604,614        12,604,614
                                                                 ---------------
      TOTAL SHORT-TERM
         INVESTMENTS HELD
         AS COLLATERAL FOR
         LOANED SECURITIES
         (Cost $25,052,713)(3) .................                      25,052,713
                                                                 ---------------
      TOTAL INVESTMENTS -- 122.5%
         (Cost $107,018,021)+(2) ...............                     136,035,460
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (22.5)% ...............                     (24,951,975)
                                                                 ---------------
      NET ASSETS -- 100.0% .....................                 $   111,083,485
                                                                 ===============

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $109,760,600. At December 31, 2010, net unrealized appreciation was $26,274,860. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $28,684,836 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $2,409,976.

(1)  Security partially or fully on loan.

(2) At December 31, 2010, the market value of securities on loan for the Small-Cap Strategy Fund was $23,667,202.

(3)  See Note 6 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
SMALL-CAP STRATEGY FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                          LEVEL 2 -      LEVEL 3 -
                                            TOTAL           LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                          VALUE AT           QUOTED      OBSERVABLE    UNOBSERVABLE
                                      DECEMBER 31, 2010      PRICES        INPUTS         INPUTS
                                      -----------------   ------------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Common Stocks                         $110,787,172     $110,787,069   $       103       $ --
   Call Warrants                                   --               --             0         --
   Exchange-Traded Funds                      195,575          195,575            --         --
   Collateral for securities loaned        25,052,713       12,448,099    12,604,614         --
                                         ------------     ------------   -----------       ----
Total                                    $136,035,460     $124,430,743   $12,604,717       $ --
                                         ============     ============   ===========       ====

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
COMMON STOCK -- 84.9%
   ARGENTINA -- 0.2%
         Banco Macro SA -
            ADR++ ...................................       1,400   $     70,280
         BBVA Banco Frances
            SA - ADR ................................       5,120         59,392
         Cresud SA - ADR(1) .........................       5,826        110,577
         Grupo Financiero Galicia
            SA - ADR* ...............................       2,300         35,213
         MercadoLibre, Inc.* ........................       1,300         86,645
         Petrobras Energia
            SA - ADR ................................       5,618        148,203
         Telecom Argentina
            SA - ADR ................................       2,950         73,426
         Transportadora de Gas
            del Sur SA - ADR ........................      10,400         58,344
                                                                    ------------
      TOTAL ARGENTINA ...............................                    642,080
                                                                    ------------
   AUSTRALIA -- 4.1%
         AGL Energy, Ltd. ...........................       4,088         63,728
         Alumina, Ltd. ..............................      78,169        198,712
         Alumina, Ltd. - ADR ........................       4,000         40,720
         Amcor, Ltd. ................................      18,816        129,923
         Aristocrat Leisure, Ltd. ...................       2,307          7,061
         Asciano Group* .............................     103,715        169,314
         Australia & New Zealand
            Banking Group, Ltd. .....................         524         12,516
         AXA Asia Pacific
            Holdings, Ltd. ..........................       3,875         25,024
         Bank of Queensland, Ltd. ...................       6,006         63,957
         Bendigo and Adelaide
            Bank, Ltd. ..............................      11,610        118,235
         BHP Billiton, Ltd. .........................      52,077      2,421,635
         Billabong International,
            Ltd .....................................         740          6,171
         BlueScope Steel, Ltd. ......................      55,810        128,267
         Boral, Ltd. ................................      26,543        131,305
         Brambles, Ltd. .............................       8,067         58,761
         Brickworks, Ltd. ...........................       2,651         30,443
         Caltex Australia, Ltd. .....................      21,500        315,943
         Coca-Cola Amatil, Ltd. .....................       7,140         79,396
         Cochlear, Ltd. .............................         325         26,754
         Commonwealth Bank
            of Australia ............................       1,098         57,053
         Computershare, Ltd. ........................       2,578         28,415
         Crown, Ltd. ................................      10,725         90,579
         CSL, Ltd. ..................................       9,855        365,839
         CSR, Ltd. ..................................      22,855         39,260

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   AUSTRALIA -- (CONTINUED)
         Energy Resources
            of Australia, Ltd. ......................         397   $      4,521
         Fairfax Media, Ltd. ........................      65,011         93,221
         Fortescue Metals Group,
            Ltd.* ...................................      15,853        106,268
         Foster's Group, Ltd. .......................     101,852        592,095
         Harvey Norman
         Holdings, Ltd. .............................       6,551         19,703
         Incitec Pivot, Ltd. ........................      47,395        192,139
         Insurance Australia
            Group, Ltd. .............................      16,320         64,816
         Leighton Holdings, Ltd. ....................       2,633         82,989
         MacArthur Coal, Ltd. .......................         991         13,012
         Macquarie Airports .........................      87,475        267,375
         Macquarie Group, Ltd. ......................       9,957        376,778
         National Australia Bank,
            Ltd......................................       2,087         50,634
         Newcrest Mining, Ltd. ......................      16,408        680,579
         OneSteel, Ltd. .............................      48,041        127,268
         Orica, Ltd. ................................       7,391        188,489
         Origin Energy, Ltd. ........................      21,263        362,543
         OZ Minerals Ltd. ...........................     153,473        271,058
         Paladin Energy, Ltd.* ......................      20,012        100,863
         Primary Health Care, Ltd. ..................         318          1,227
         Qantas Airways, Ltd.* ......................      68,290        177,415
         QR National, Ltd.* .........................      14,150         39,800
         Ramsay Health Care Ltd. ....................       2,318         42,221
         Rio Tinto, Ltd. ............................      10,880        952,728
         Santos, Ltd.................................      41,459        558,188
         Sims Metal Management,
            Ltd......................................       6,362        139,937
         Sonic Healthcare, Ltd. .....................      10,462        124,367
         Suncorp Group, Ltd. ........................      41,603        366,368
         Tabcorp Holdings, Ltd. .....................      19,409        141,129
         Tatts Group, Ltd. ..........................      47,278        124,841
         Toll Holdings, Ltd. ........................      25,407        149,091
         Transurban Group ...........................       7,384         38,765
         Washington H Soul
            Pattinson and Co., Ltd. .................       5,219         67,231
         Wesfarmers, Ltd. ...........................      41,000      1,343,127
         Westpac Banking Corp.,
            Ltd .....................................         491         11,154
         Woodside Petroleum, Ltd. ...................       6,295        274,214
         Woolworths, Ltd. ...........................       8,668        239,365
         WorleyParsons, Ltd. ........................       2,441         66,856
                                                                    ------------
      TOTAL AUSTRALIA ...............................                 13,061,386
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   AUSTRIA -- 0.3%
         Erste Bank der
            oesterreichischen
            Sparkassen AG ...........................      10,914   $    515,108
         Immofinanz Immobilien
            Anlagen AG* .............................       5,788         24,738
         Oesterreichische
            Elektrizitaetswirtschafts
            AG - Class A ............................         452         16,889
         OMV AG .....................................       1,992         83,018
         Raiffeisen International
            Bank-Holding AG .........................         317         17,462
         Strabag SE .................................         781         21,466
         Telekom Austria AG .........................       1,947         27,443
         Voestalpine AG .............................       2,826        135,170
         Wiener Staedtische
            Allgemeine
         Verischerung AG ............................         147          5,864
                                                                    ------------
      TOTAL AUSTRIA .................................                    847,158
                                                                    ------------
   BELGIUM -- 0.5%
         Anheuser-Busch
            InBev NV ................................       8,555        488,826
         Bekaert SA .................................         209         23,983
         Colruyt NV .................................         452         22,986
         Delhaize Group - ADR++ .....................       2,400        176,904
         Fortis .....................................      31,350         71,654
         KBC Groupe* ................................       1,064         36,254
         Mobistar SA ................................         103          6,683
         Solvay SA ..................................       4,528        482,813
         UCB SA .....................................       1,158         39,763
         Umicore ....................................       3,067        159,681
                                                                    ------------
      TOTAL BELGIUM .................................                  1,509,547
                                                                    ------------
   BERMUDA -- 0.1%
         Credicorp, Ltd. ............................       1,300        154,583
         Seadrill, Ltd. .............................       3,259        111,175
                                                                    ------------
      TOTAL BERMUDA .................................                    265,758
                                                                    ------------
   BOTSWANA -- 0.1%
         Barclays Bank of
            Botswana, Ltd.(1) .......................     100,300         85,478
         Botswana Insurance
            Holdings, Ltd.(1) .......................      60,900         99,083
         First National Bank of
            Botswana(1) .............................     274,700         94,068
         Sechaba Breweries, Ltd.(1) .................      61,203        103,085

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   BOTSWANA -- (CONTINUED)
         Standard Chartered Bank
            of Botswana, Ltd. .......................      41,700   $     52,079
                                                                    ------------
      TOTAL BOTSWANA ................................                    433,793
                                                                    ------------
   BRAZIL -- 0.7%
         All America Latina
            Logistica SA ............................      25,362        229,175
         Amil Participacoes SA ......................       2,702         28,973
         B2W Companhia Global
            do Varejo ...............................       1,500         28,464
         Banco do Brazil SA .........................       5,667        107,263
         Banco Santander
            Brasil SA ...............................       3,300         44,828
         BM&F BOVESPA SA ............................      11,307         89,434
         BR Malls Participacoes
            SA ......................................       3,200         32,964
         Brasil Telecom SA ..........................       1,462         13,510
         BRF Brasil Food SA .........................       6,556        107,976
         Centrais Eletricas
            Brasileiras SA -
            ELETROBRAS ..............................       4,200         56,270
         Cia de Concessoes
            Rodoviarias .............................       2,100         59,331
         Cia Energetica de
            Minas Gerais ............................       1,963         24,537
         Cia Siderurgica
            Nacional SA .............................       4,900         78,725
         Companhia Brasileira
            de Meios de
            Pagamento ...............................       9,400         76,163
         Cosan SA Industria
            e Comercio ..............................       1,200         19,959
         CPFL Energia SA ............................       1,500         37,229
         Cyrela Brazil Realty SA ....................       4,000         52,651
         Diagnosticos da America
            SA ......................................       2,526         34,238
         EDP Energias do Brasil
            SA ......................................       1,500         34,979
         EDP Renovaveis SA* .........................       5,664         32,845
         Eletropaulo Metropolitana
            Eletricidade de
            Sao Paulo SA ............................         960         18,570
         Empresa Brasileira
            de Aeronautica SA .......................       7,700         54,735
         Fibria Celulose SA* ........................       2,086         33,288
         Gafisa SA ..................................       6,800         49,320
         Hypermarcas SA* ............................      22,842        310,018

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
   INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   BRAZIL -- (CONTINUED)
         LLX Logistica SA* ..........................       2,000   $      5,699
         Localiza Rent A Car SA .....................       2,700         43,753
         Lojas Renner SA ............................       1,400         47,566
         Marfrig Frigorificose
            e Comercio de
            Alimentos SA ............................       1,350         12,605
         MMX Mineracao
            e Metalicos SA* .........................       3,130         21,175
         MRV Engenharia
            e Participacoes SA ......................       6,600         62,064
         Natura Cosmeticos SA .......................       2,100         60,331
            PDG Realty SA
         Empreendimentos
            e Participacoes .........................       5,200         31,826
         PortX Operacoes
            Portuarias SA* ..........................       2,000          4,470
         Redecard SA ................................       6,500         82,425
         Souza Cruz SA ..............................       1,100         59,897
         Tele Norte Leste
            Participacoes SA ........................       4,100         79,777
         Telecomunicacoes de
            Sao Paulo SA ............................       1,000         23,675
         Tim Participacoes SA* ......................       5,300         21,743
         Tractebel Energia SA .......................       2,700         44,647
         Weg SA .....................................       4,600         60,410
                                                                    ------------
      TOTAL BRAZIL ..................................                  2,317,508
                                                                    ------------
   BULGARIA -- 0.1%
         Bulgarian American
            Credit Bank JSCO*(1) ....................       2,600         17,988
         Central Cooperative
         Bank AD* ...................................      20,482         13,848
            Chimimport AD* ..........................      10,600         16,782
         Doverie Holding AD*(1) .....................      11,040         25,978
         Olovno Tzinkov
            Komplex AD*(1) ..........................         900          6,292
         Petrol AD*(1) ..............................      37,250        202,638
         Sopharma AD* ...............................      14,000         37,209
                                                                    ------------
      TOTAL BULGARIA ................................                    320,735
                                                                    ------------
   CANADA -- 6.5%
         Agnico-Eagle Mines,
            Ltd......................................       1,420        108,914
         Agnico-Eagle Mines, Ltd. ...................       1,800        138,670
         Agrium, Inc. (New York
            Exchange) ...............................         900         82,575

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CANADA -- (CONTINUED)
         Agrium, Inc. (Toronto
            Exchange) ...............................       2,200   $    202,454
         Alimentation Couche
         Tard, Inc. - Series B ......................       5,100        138,797
         Athabasca Oil Sands
            Corp.* ..................................       1,100         16,694
         Barrick Gold Corp. .........................       2,671        142,044
         Barrick Gold Corp. .........................      16,068        858,425
         BCE, Inc. (Toronto
            Exchange) ...............................       8,400        298,558
         Bombardier, Inc. -
            Class B .................................      26,600        134,030
         Brookfield Asset
            Management, Inc. -
            Class A .................................       2,600         86,815
         Brookfield Asset
            Management, Inc. -
            Class A .................................       2,800         93,212
         Brookfield Properties
            Corp ....................................       1,700         29,801
         CAE, Inc. ..................................       1,400         16,142
         Cameco Corp. ...............................       3,215        129,822
         Cameco Corp. (Toronto
            Exchange) ...............................       5,700        231,027
         Canadian National
            Railway Co. .............................
            (New York Exchange) .....................       3,304        219,617
         Canadian National
            Railway Co.
            (Toronto Exchange) ......................         700         46,711
         Canadian Natural
            Resources, Ltd.
            (New York Exchange) .....................      16,800        749,351
         Canadian Natural
            Resources, Ltd. .........................
            (Toronto Exchange) ......................       7,144        317,336
         Canadian Oil Sands
            Trust ...................................         800         21,281
         Canadian Oil Sands
            Trust ...................................       1,300         34,541
         Canadian Pacific
            Railway, Ltd. ...........................
            (New York Exchange) .....................         900         58,329
         Canadian Pacific
            Railway, Ltd. ...........................
            (Toronto Exchange) ......................       5,561        361,412

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CANADA -- (CONTINUED)
         Canadian Tire Corp.,
            Ltd. - Class A ..........................       1,700   $    116,587
         Cenovus Energy, Inc. .......................       5,674        188,604
         Cenovus Energy, Inc. .......................       1,900         63,594
         Centerra Gold, Inc. ........................       1,300         25,940
         Centerra Gold, Inc. ........................       1,125         22,448
         CGI Group, Inc. -
            Class A (New York
            Exchange)* ..............................       1,400         24,164
         CGI Group, Inc. -
            Class A (Toronto
            Exchange)* ..............................       4,700         81,303
         Crescent Point Energy
            Corp ....................................       1,200         53,422
         Eldorado Gold Corp. ........................       3,100         57,567
         Empire Co., Ltd. -
            Class A .................................       1,400         78,596
         Enbridge, Inc. (New York
            Exchange) ...............................       2,735        154,254
         Enbridge, Inc. (Toronto
            Exchange) ...............................       5,300        299,941
         EnCana Corp. (New York
            Exchange) ...............................       9,500        277,939
         EnCana Corp. (Toronto
            Exchange) ...............................      13,452        393,562
         Fairfax Financial
            Holdings, Ltd. ..........................
            (Toronto Exchange) ......................         600        246,801
         Finning International, Inc. ................       8,916        242,919
         First Quantum Minerals,
            Ltd......................................       2,719        295,335
         Franco-Nevada Corp. ........................       4,700        157,218
         Genworth MI Canada,
            Inc......................................       1,061         29,441
         George Weston, Ltd. ........................       1,400        118,556
         Gildan Activewear, Inc. ....................         600         17,094
         Gildan Activewear, Inc. ....................       1,600         45,620
         Goldcorp, Inc. .............................       5,469        251,465
         Goldcorp, Inc. .............................      15,941        735,566
         Husky Energy, Inc. .........................       4,700        125,500
         IAMGOLD Corp. ..............................
            (New York Exchange) .....................       2,100         37,380
         Imperial Oil, Ltd. .........................       1,700         68,884
         Inmet Mining Corp. .........................       1,400        108,784
         Ivanhoe Mines, Ltd.* .......................       1,500         34,380
         Ivanhoe Mines, Ltd.* .......................       8,931        206,591

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CANADA -- (CONTINUED)
         Kinross Gold Corp. .........................       8,572   $    162,525
         Kinross Gold Corp. .........................      11,500        218,712
         Loblaw Cos., Ltd. ..........................       3,418        138,776
         Lundin Mining Corp.* .......................       7,500         54,762
         Magna International,
            Inc. - Class A ..........................         600         31,200
         Magna International,
            Inc. - Class A
            (Toronto Exchange) ......................       6,020        314,290
         Manulife Financial
            Corp. (Toronto
            Exchange) ...............................      44,439        766,498
         MEG Energy Corp.* ..........................         937         42,868
         Metro, Inc. - Class A ......................         600         27,275
         New Gold, Inc.* ............................       2,908         28,311
         Nexen, Inc. ................................      12,038        276,040
         Niko Resources, Ltd. .......................         495         51,367
         Onex Corp. .................................       3,300        100,331
         Open Text Corp.* ...........................         300         13,818
         Open Text Corp.* ...........................       1,300         59,790
         Osisko Mining Corp.* .......................       1,673         24,431
         Pacific Rubiales Energy
            Corp.....................................       1,400         47,521
         Pan American Silver
            Corp.....................................         965         39,724
         Pan American Silver
            Corp.....................................         500         20,605
         PetroBakken Energy,
            Ltd. Class A ............................         400          8,716
         PetroBakken Energy,
            Ltd. Class A ............................       2,000         43,669
         Petrobank Energy &
            Resources, Ltd.* ........................         500         12,697
         Potash Corp. of
            Saskatchewan, Inc. ......................         288         44,591
         Potash Corp. of
            Saskatchewan, Inc. ......................       5,887        914,460
         Provident Energy Trust .....................         500          3,975
         Quadra FNX Mining,
            Ltd.* ...................................       5,600         94,338
         Research In Motion Ltd.* ...................       5,900        344,577
         Research in Motion Ltd.* ...................       3,583        208,280
         Ritchie Bros Auctioneers,
            Inc......................................         500         11,525
         Rogers Communications,
         Inc. - Class B .............................       1,000         34,798

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CANADA -- (CONTINUED)
         Rogers Communications,
            Inc. - Class B ..........................       2,500   $     86,575
         Rona, Inc. .................................       3,800         53,964
         Saputo, Inc. ...............................         800         31,845
         Shoppers Drug Mart
            Corp.....................................       1,200         47,708
         Silver Wheaton Corp. .......................
            (New York Exchange)* ....................       1,800         70,272
         Silver Wheaton Corp. .......................
            (Toronto Exchange)* .....................       7,789        305,356
         Sino-Forest Corp.* .........................       4,036         94,537
         SNC-Lavalin Group, Inc. ....................         800         48,090
         Sun Life Financial, Inc. ...................
            (Toronto Exchange) ......................      17,268        522,920
         Suncor Energy, Inc. ........................      50,632      1,949,069
         Talisman Energy, Inc. ......................
            (New York Exchange) .....................       7,300        162,402
         Talisman Energy, Inc. ......................
            (Toronto Exchange) ......................      19,311        429,608
         Tech Resources, Ltd ........................       3,870        239,282
         Teck Resources, Ltd. -
            Class B .................................      16,216      1,007,731
         Telus Corp. - Non Vote .....................       4,452        193,653
         Thomson Reuters Corp. ......................      12,375        463,487
         Tim Hortons, Inc. ..........................       1,000         41,230
         TransAlta Corp. ............................       6,600        140,390
         TransCanada Corp. ..........................
            (Toronto Exchange) ......................      22,725        868,272
         Valeant Pharmaceuticals
            International, Inc. .....................       7,208        205,011
         Valeant Pharmaceuticals
            International, Inc. .....................         773         21,868
         Viterra, Inc. (Toronto
            Exchange) ...............................       8,703         81,227
         Yamana Gold, Inc. ..........................
            (Toronto Exchange) ......................      34,400        441,806
         Yellow Media, Inc. .........................       7,545         47,047
                                                                    ------------
      TOTAL CANADA ..................................                 20,769,833
                                                                    ------------
   CAYMAN ISLANDS -- 0.1%
         Tingyi Cayman Islands
         Holding Corp. ..............................      94,000        240,597
                                                                    ------------
      TOTAL CAYMAN ISLANDS ..........................                    240,597
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CHILE -- 0.7%
         Administradora de
            Fondos de Pensiones
            Provida SA ..............................      14,200   $     76,589
         AES Gener SA ...............................      49,000         26,871
         Antarchile SA ..............................       3,894         86,866
         Banco de Chile .............................   1,317,265        194,212
         Banco de Credito
            e Inversiones ...........................       1,427        100,799
         Banco Santander Chile ......................     876,218         79,197
         Banco Santander Chile -
            ADR .....................................         760         71,037
         CAP SA .....................................       1,600         85,299
         Centros Comerciales
            Sudamericanos SA ...........................   20,600        161,952
         Cia Cervecerias Unidas
            SA - ADR ................................         500         30,175
         Cia General de
            Electricidad ............................       7,900         50,979
         Cia Sudamericana de
            Vapores SA* .............................      20,899         25,987
         Colbun SA ..................................     194,247         55,618
         Empresa Nacional de
            Electricidad SA .........................      28,176         52,782
         Empresa Nacional de
            Electricidad SA -
            ADR .....................................       1,100         61,831
         Empresa Nacional de
            Telecomunicaciones
            SA ......................................       1,869         32,879
         Empresas CMPC SA ...........................       2,275        120,983
         Empresas Copec SA ..........................       9,946        193,173
         Enersis SA .................................     239,755        111,384
         Grupo Security SA ..........................      33,265         16,135
         La Polar SA ................................       6,700         48,692
         Lan Airlines SA ............................       3,326        103,859
         Quinenco SA ................................      15,702         57,071
         S.A.C.I. Falabella .........................      22,288        250,397
         Sonda SA ...................................      22,877         56,445
         Vina Concha y Toro
            SA - ADR ................................       1,100         52,800
                                                                    ------------
      TOTAL CHILE ...................................                  2,204,012
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CHINA -- 1.6%
         Air China, Ltd. -
            Class H* ................................      46,000   $     51,638
         Alibaba.com, Ltd. ..........................      19,000         34,065
         Anhui Conch Cement
            Co., Ltd. - Class H .....................      18,000         84,282
         Baidu, Inc. - ADR*++ .......................       5,281        509,775
         Bank of China, Ltd. -
            Class H .................................     485,000        255,681
         Bank of Communications
            Co., Ltd. - Class H .....................      48,000         48,305
         Changsha Zoomlion
            Heavy Industry
            Science and
            Technology
            Development Co.,
            Ltd.* ...................................      13,600         30,725
         China Citic Bank -
            Class H .................................      84,000         54,436
         China Coal Energy Co. -
            Class H .................................      45,000         70,192
         China Communications
            Construction Co.,
            Ltd. - Class H ..........................      50,000         43,706
         China Construction Bank
            Corp. - Class H .........................     735,090        658,528
         China Eastern Airlines
            Corp, Ltd. - Class H* ...................      74,000         37,471
         China Huiyuan Juice
            Group, Ltd. - Class H ...................      29,000         19,959
         China International
            Marine Containers Co.,
            Ltd. - Class B ..........................      39,000         90,254
         China Medical
            Technologies, Inc. -
            ADR* ....................................       1,000         11,240
         China Merchants Bank
            Co., Ltd. - Class H .....................      33,052         83,375
         China National Building
            Material Co., Ltd. ......................
            H Shares ................................      20,000         45,789
         China Oilfield Services,
            Ltd. - Class H ..........................      30,000         64,957
         China Railway
            Construction Corp.,
            Ltd. - Class H ..........................      26,900         32,349

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CHINA -- (CONTINUED)
         China Railway Group,
            Ltd. - Class H ..........................      44,000   $     31,741
         China Shenhua Energy
            Co., Ltd. - Class H .....................      28,500        119,442
         China Shipping
            Development Co.,
            Ltd. - Class H ..........................      26,000         34,615
         China Southern Airlines
            Co., Ltd. - Class H* ....................      81,000         49,538
         China Telecom Corp.,
            Ltd. - Class H ..........................     202,000        105,548
         China Yurun Food
            Group, Ltd. .............................      98,000        321,779
         Ctrip.com International,
            Ltd. - ADR* .............................       6,519        263,694
         Datang International
            Power Generation Co.,
            Ltd. - Class H ..........................      48,000         16,847
         Dazhong Transportation
            Group Co., Ltd. -
            Class B .................................      23,900         17,256
         Dongfang Electric Corp.,
            Ltd. - H Shares .........................       3,400         16,839
         Focus Media Holding,
            Ltd. - ADR* .............................       3,300         72,369
         Golden Eagle Retail
            Group, Ltd. .............................      68,000        167,493
         Guangzhou Automobile
            Group Co. Ltd. -
            H Shares ................................      36,974         50,993
         Harbin Power Equipment
            Co., Ltd. - Class H .....................      24,000         37,851
         Industrial & Commerical
            Bank of China -
            Class H .................................     384,000        285,869
         Inner Mongolia Yitai
            Coal Co. - Class B ......................       6,600         47,091
         Intime Department Store
            Group Co., Ltd. .........................      85,000        124,158
         Lianhua Supermarket
            Holdings Co., Ltd. -
            H Shares ................................      17,000         81,209
         Maanshan Iron & Steel -
            Class H .................................      46,000         24,478
         Netease.com - ADR* .........................         700         25,305

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CHINA -- (CONTINUED)
         Parkson Retail Group,
            Ltd......................................      35,000   $     53,905
         PICC Property &
            Casualty Co., Ltd. -
            Class H* ................................      16,000         23,147
         Ping An Insurance Group
            Co. of China, Ltd. -
         Class H ....................................      10,000        111,617
         Sany Heavy Equipment
            International Holdings
            Co., Ltd. ...............................      10,000         14,737
         Semiconductor
            Manufacturing
            International Corp.* ....................     386,000         27,993
         Shandong Weigao Group
            Medical Polymer Co.,
            Ltd. - Class H ..........................      16,000         45,388
         Shanghai Electric Group
            Co., Ltd. - Class H .....................      90,000         59,376
         Shanghai Lujiazui
            Finance & Trade
            Zone Development
            Co., Ltd. - Class B ........................   24,600         39,360
         Shanghai Zhenhua
            Heavy Industry Co.,
            Ltd. - Class B* .........................      62,400         38,501
         Sina Corp.* ................................       1,000         68,820
         Sinopec Shanghai
            Petrochemical Co.,
            Ltd. - Class H ..........................      54,000         27,977
         Sinotruk Hong Kong,
            Ltd .....................................      15,500         15,964
         Tencent Holdings, Ltd. .....................       8,600        186,701
         Want Want China
            Holdings, Ltd. ..........................     103,000         90,204
         Weichai Power Co., Ltd. ....................       2,000         12,296
         Yangzijiang Shipbuilding
            Holdings, Ltd. ..........................      56,000         83,393
         Yantai Changyu Pioneer
            Wine Co. - Class B ......................       7,000         74,477
         Yanzhou Coal Mining
            Co., Ltd. - Class H .....................      22,000         67,252
         Zijin Mining Group Co.,
            Ltd. - Class H ..........................      60,000         55,628
         ZTE Corp. - Class H ........................       3,900         15,488
                                                                    ------------
      TOTAL CHINA ...................................                  5,233,066
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   COLOMBIA -- 0.3%
         Almacenes Exito SA .........................       6,854   $     83,390
         Banco de Bogota SA .........................       1,510         45,536
         BanColumbia SA -
            ADR .....................................       2,800        173,348
         Cementos Argos SA ..........................       7,800         46,312
         Corporacion Financiera
            Colombiana SA ..............................       99          1,770
         Ecopetrol SA ...............................      63,100        134,745
         Empresa de
            Telecomunicaciones
            de Bogota* ..............................      23,800          8,305
         Grupo Aval Acciones
            Y Valores ...............................      73,000         64,635
         Grupo de Inversiones
            Suramericana SA .........................       3,800         74,179
         Grupo Nacional de
            Chocolates SA ...........................       8,900        125,620
         Interconexion Electrica
            SA ......................................      14,278        104,854
         Inversiones Argos SA .......................       6,300         65,297
         Isagen SA ESP ..............................      23,900         32,365
         Petrominerales, Ltd. .......................         307         10,255
         Proenergia Internacional
            SA* .....................................       2,000          8,958
         Promigas SA(1) .............................       2,000         35,938
                                                                    ------------
      TOTAL COLOMBIA ................................                  1,015,507
                                                                    ------------
   CROATIA -- 0.2%
         Atlantska Plovidba DD ......................         562         75,111
         Ericsson Nikola Tesla ......................         200         49,280
            Hrvatske
            Telekomunikacije DD .....................       2,950        154,212
         Koncar-Elektroindustrija
            DD* .....................................         920         88,350
         Podravka DD* ...............................       1,000         54,913
         Privredna Banka Zagreb
            DD(1) ...................................         830         84,930
         Tankerska Plovidba DD* .....................          40          9,334
         VIRO Tvornica Secera* ......................         370         24,129
                                                                    ------------
      TOTAL CROATIA .................................                    540,259
                                                                    ------------
   CZECH REPUBLIC -- 0.3%
         CEZ AS .....................................       9,330        389,584
         Komercni Banka AS ..........................       1,210        286,295
         Philip Morris CR AS ........................         100         54,813

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   CZECH REPUBLIC -- (CONTINUED)
         Telefonica 02 Czech
         Republic AS ................................       5,122   $    104,445
         Unipetrol AS* ..............................       7,900         83,111
                                                                    ------------
      TOTAL CZECH REPUBLIC ..........................                    918,248
                                                                    ------------
   DENMARK -- 1.0%
         A P Moller-Maersk
         A/S - Class B ..............................          63        570,380
         A P Moller-Maersk
            A/S - Class A ...........................          16        140,959
         Carlsberg A/S - Class B ....................       9,586        962,200
         Coloplast A/S - Class B ....................         137         18,617
         Danisco A/S ................................       1,270        116,472
         Danske Bank A/S* ...........................      20,815        533,808
         DSV A/S ....................................       1,213         26,888
         Novo Nordisk A/S -
            Class B .................................       5,644        635,879
         Novozymes A/S -
            Class B .................................         271         37,813
         Pandora A/S* ...............................         972         58,550
         Sydbank A/S* ...............................         936         25,458
         TrygVesta A/S ..............................          98          4,519
         Vestas Wind Systems
            A/S* ....................................       1,213         38,416
         William Demant
            Holding* ................................         139         10,276
                                                                    ------------
      TOTAL DENMARK .................................                  3,180,235
                                                                    ------------
   EGYPT -- 0.3%
         Alexandria Mineral
         Oils Co. ...................................       4,000         30,291
         Commercial International
            Bank ....................................      20,000        163,308
         Eastern Tobacco Co. ........................       1,500         30,995
         Egypt Kuwait Holding
            Co.......................................      33,273         56,564
         Egyptian Co. for Mobile
            Services ................................       1,400         39,774
         Egyptian International
            Pharmaceutical
            Industrial Co. ..........................       8,690         55,433
         El Ezz Aldekhela
         Steel - Alexandria .........................         350         48,087
         El Sewedy Cables
         Holding Co.* ...............................       4,719         43,800

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   EGYPT -- (CONTINUED)
         El Watany Bank of
            Egypt(1) ................................       5,466   $     25,677
         Misr Beni Suef Cement
            Co ......................................       4,700         58,602
         Misr Cement Co.(1) .........................       2,600         45,022
         National Societe General
            Bank SAE ................................       5,989         51,564
         Olympic Group
            Financial Investments ...................       7,000         49,681
         Orascom Construction
            Industries ..............................       3,600        178,053
         Orascom Telecom
            Holding SAE* ............................      60,475         45,005
         Oriental Weavers ...........................       5,605         32,916
         Six of October
            Development &
            Investment* .............................       1,710         31,717
         Talaat Moustafa Group* .....................      23,500         34,936
         Telecom Egypt ..............................      30,200         94,060
                                                                    ------------
      TOTAL EGYPT ...................................                  1,115,485
                                                                    ------------
   ESTONIA -- 0.2%
         AS Eesti Ehitus*(1) ........................      12,000         22,434
         AS Merko Ehitus(1) .........................       4,300         52,002
         AS Tallinna Vesi(1) ........................       5,400         56,935
         Olympic Entertainment
            Group AS* ...............................      42,630         84,596
         Tallink Group, Ltd.* .......................     306,420        323,483
         Tallinna Kaubamaja
            AS(1) ...................................      11,600         96,262
                                                                    ------------
      TOTAL ESTONIA .................................                    635,712
                                                                    ------------
   FINLAND -- 0.6%
         Elisa Oyj ..................................         781         17,004
         Fortum Oyj .................................       2,437         73,508
         Kesko Oyj - Class B ........................       9,836        459,641
         Kone Oyj - Class B .........................         909         50,488
         Metso Oyj ..................................         863         48,277
         Neste Oil Oyj ..............................       4,585         73,314
         Nokia Oyj ..................................       9,435         97,735
         Nokian Renkaat Oyj .........................         634         23,295
         Outokumpu Oyj ..............................       2,005         37,166
         Outotec Oyj ................................         881         54,582
         Rautaruukki Oyj ............................       1,840         43,206
         Sampo Oyj - Class A ........................       1,513         40,457

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   FINLAND -- (CONTINUED)
         Stora Enso Oyj -
            Class R .................................      35,325   $    363,534
         UPM-Kymmene Oyj ............................      24,229        429,529
         Wartsila Oyj ...............................       1,818        138,539
                                                                    ------------
      TOTAL FINLAND .................................                  1,950,275
                                                                    ------------
   FRANCE -- 4.7%
         Accor SA ...................................         858         38,239
         Aeroports de Paris .........................       1,206         95,316
         Air France KLM* ............................       7,754        141,547
         Alcatel-Lucent* ............................      20,353         59,543
         Alstom .....................................       1,259         60,345
         Atos Origin SA* ............................         272         14,505
         AXA SA .....................................      44,185        735,479
         Biomerieux .................................          68          6,711
         BNP Paribas ................................       5,919        376,961
         Bouygues SA ................................         475         20,500
         Bureau Veritas SA ..........................         279         21,173
         Cap Gemini SA ..............................       1,990         93,032
         Carrefour SA ...............................       5,754        237,252
         Casino Guichard-
         Perrachon SA ...............................         921         89,866
         CFAO SA ....................................       2,513        109,461
         Christian Dior SA ..........................       3,233        462,429
         Cie Generale d'Optique
         Essilor International
            SA ......................................       4,135        266,422
         Cie Generale de
         Geophysique-Veritas -
            ADR*++ ..................................       1,200         36,708
         Ciments Francais SA ........................         373         36,151
         CNP Assurances .............................       2,460         44,401
         Compagnie de
            Saint-Gobain ............................      12,902        664,525
         Compagnie Generale de
            Geophysique* ............................       1,920         58,612
         Compagnie Generale des
            Etablissements
            Michelin - Class B ......................       1,052         75,519
         Credit Agricole SA .........................      25,063        318,694
         Dassault Systemes SA .......................         351         26,497
         Edenred* ...................................         839         19,861
         Eiffage SA .................................         233         10,288
         Electricite de France ......................       1,532         62,916
         Eramet .....................................          30         10,295
         Eurazeo ....................................         547         40,589
         Eutelsat Communications ....................       2,740        100,348
         France Telecom SA ..........................      30,744        643,345

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   FRANCE -- (CONTINUED)
         GDF Suez ...................................      44,713   $  1,605,875
         Groupe Danone ..............................       6,382        401,282
         Groupe Eurotunnel SA .......................       9,266         81,543
         Hermes International .......................         311         65,211
         ICADE ......................................         135         13,785
         Iliad SA ...................................         437         47,552
         Imerys SA ..................................         219         14,618
         Ipsen ......................................         173          5,282
         JCDecaux SA* ...............................         395         12,162
         L'Air Liquide SA ...........................       1,650        208,914
         L'Oreal SA .................................       3,392        377,162
         Lafarge SA .................................       4,307        270,379
         Lagardere SCA ..............................       6,335        261,189
         Legrand Holding SA .........................       5,850        238,622
         LVMH Moet Hennessy
            Louis Vuitton SA ........................       4,690        772,465
         M6 Metropole Television ....................       3,208         77,714
         Natexis* ...................................      28,693        134,219
         Pernod-Ricard SA ...........................       1,185        111,543
         Peugeot SA* ................................      14,143        537,390
         Pinault-Printemps-
            Redoute SA ..............................       1,207        192,169
         Publicis Groupe SA .........................         730         38,092
         Renault SA* ................................      14,767        859,621
         Rexel SA* ..................................         435          9,460
         Sa des Ciments Vicat .......................         165         13,778
         Safran SA ..................................         978         34,669
         Sanofi-Aventis SA ..........................         306         19,618
         Schneider Electric SA ......................       2,394        358,947
         SCOR SE ....................................       4,541        115,402
         Societe BIC SA .............................         782         67,228
         Societe Generale ...........................       9,982        537,100
         Societe Television
            Francaise 1 .............................       4,123         71,675
         Sodexo .....................................       2,208        152,362
         Suez Environnement SA ......................         553         11,424
         Technip SA .................................       4,262        393,952
         Thales SA ..................................         185          6,480
         Total SA ...................................       5,227        278,403
         Unibail- Rodamco SE* .......................         664        131,471
         Vallourec SA ...............................         621         65,291
         Video Futur
            Entertainment Group
            SA* .....................................       4,954          1,721
         Vivendi Universal SA .......................      46,510      1,256,777
                                                                    ------------
      TOTAL FRANCE ..................................                 14,830,077
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   GERMANY -- 4.4%
         Adidas AG ..................................       3,349   $    217,850
         Allianz SE - Registered
            Shares ..................................      10,303      1,224,158
         Axel Springer AG ...........................         264         43,040
         Bayer AG ...................................       2,767        205,110
         Bayerische Motoren
            Werke (BMW) AG ..........................      10,839        853,973
         Bayerische Motoren
            Werke AG ................................         309         15,888
         Beiersdorf AG ..............................       1,397         77,520
         Bilfinger Berger AG ........................         772         65,349
         Brenntag AG* ...............................         415         42,313
         Celesio AG .................................       4,861        121,139
         Commerzbank AG* ............................      12,164         90,559
         Continental AG* ............................         104          8,261
         DaimlerChrysler AG -
            Registered Shares* ......................      20,614      1,394,174
         Deutsche Bank AG -
            Registered Shares++ .....................      11,746        611,379
         Deutsche Boerse AG .........................       2,253        155,662
         Deutsche Lufthansa AG -
            Registered Shares* ......................       8,997        195,709
         Deutsche Telekom AG ........................      34,151        440,248
         Deutsche Telekom AG -
            ADR .....................................      36,500        467,200
         E.On AG ....................................      29,012        885,993
         Fraport AG Frankfurt
            Airport Services
            Worldwide ...............................       8,220        518,981
         Fresenius Medical Care
            AG & Co. KGaA ...........................       2,303        132,406
         Fresenius SE ...............................       3,627        304,358
         GEA Group AG ...............................       1,945         56,207
            Generali Deutschland
            Holding AG ..............................          85         10,389
         HeidelbergCement AG ........................       4,169        261,659
         Henkel AG & Co.KGaA ........................       3,302        170,249
         Hochtief AG ................................       1,456        123,428
         Infineon Technologies
         AG .........................................      15,829        147,547
         K+S AG .....................................         839         63,237
         Kabel Deutschland
         Holding AG* ................................         463         21,712
         Lanxess ....................................       5,594        439,842
         Linde AG ...................................       1,001        151,431
         MAN AG .....................................       5,104        607,917
         Merck KGaA .................................       2,017        161,482

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   GERMANY -- (CONTINUED)
         Metro AG ...................................       1,395   $    100,687
         Muenchener
            Rueckversicherungs-
            Gesellschaft AG .........................       6,001        908,880
         Puma AG ....................................          30          9,942
         RWE AG .....................................         602         40,207
         Salzgitter AG ..............................       1,202         92,931
         SAP AG .....................................      12,383        631,566
         Siemens AG .................................       9,334      1,156,246
         Suedzucker AG ..............................      14,193        379,045
         ThyssenKrupp AG ............................         244         10,137
         TUI AG* ....................................       9,562        134,136
         United Internet AG .........................         702         11,422
         Volkswagen AG ..............................       1,684        238,860
         Wacker Chemie AG ...........................          88         15,342
                                                                    ------------
      TOTAL GERMANY .................................                 14,015,771
                                                                    ------------
   GHANA -- 0.1%
         Aluworks Ghana, Ltd.*(1) ...................     232,000         18,735
         CAL Bank, Ltd.(1) ..........................     498,146        103,920
         Ghana Commercial Bank,
            Ltd.(1) .................................     106,696        193,862
         Produce Buying Co.,
            Ltd.(1) .................................     162,500         14,216
         Standard Chartered
            Bank(1) .................................       2,200         66,859
                                                                    ------------
      TOTAL GHANA ...................................                    397,592
                                                                    ------------
   GREECE -- 0.1%
         Coca-Cola Hellenic
            Bottling Co. SA .........................      10,325        267,492
         Hellenic Petroleum SA ......................       1,993         15,634
         Marfin Investment
            Group SA ................................      26,583         24,926
         National Bank of
            Greece SA* ..............................      17,568        142,939
                                                                    ------------
         TOTAL GREECE ...............................                    450,991
                                                                    ------------
   GUERNSEY -- 0.0%
         Resolution, Ltd. ...........................      23,025         84,240
                                                                    ------------
      TOTAL GUERNSEY ................................                     84,240
                                                                    ------------
   HONG KONG -- 3.2%
         AIA Group, Ltd.* ...........................      79,400        223,200
         Aluminum Corp. of
            China, Ltd. - Class H* ..................      38,000         34,633

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   HONG KONG -- (CONTINUED)
      ASM Pacific
         Technology, Ltd. ...........................       1,100   $     13,892
         Bank of East Asia, Ltd. ....................       8,600         35,987
         Beijing Capital
            International Airport
            Co., Ltd. - Class H .....................      26,000         13,875
         Beijing Enterprises
            Holdings, Ltd. -
            Class H .................................       7,000         43,386
         Belle International
            Holdings, Ltd. ..........................     130,000        219,584
         BOC Hong Kong, Ltd. ........................     185,500        630,797
         Cathay Pacific Airways,
            Ltd .....................................       2,000          5,517
         Chaoda Modern
            Agriculture Holdings,
            Ltd .....................................      36,140         27,056
         Cheung Kong Holdings,
            Ltd .....................................       4,000         61,646
         China Agri-Industries
            Holdings, Ltd. ..........................      51,000         57,792
         China COSCO Holdings
            Co., Ltd. - Class H* ....................      36,000         38,130
         China Green Holdings,
            Ltd .....................................      45,000         44,152
         China Infrastructure
            Machinery Holdings,
            Ltd .....................................      58,000         31,681
         China Life Insurance Co.,
            Ltd. - Class H ..........................      64,000        260,583
         China Mengniu Dairy
            Co., Ltd. ...............................      21,000         55,644
         China Merchants
            Holdings International
            Co., Ltd. ...............................      36,470        143,963
         China Mobile, Ltd. .........................      60,500        599,849
         China Overseas Land &
            Investment, Ltd. ........................      32,320         59,752
         China Petroleum &
            Chemical Corp. -
            Class H .................................     142,000        135,864
         China Resources
            Enterprise, Ltd. ........................      74,000        303,031
         China Resources Land,
            Ltd .....................................      28,000         51,136
         China Resources Power
            Holdings Co., Ltd. ......................      19,600         35,476

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   HONG KONG -- (CONTINUED)
         China Unicom
            Hongkong, Ltd. ..........................      66,652   $     95,224
         CLP Holdings, Ltd. .........................       7,500         60,898
         CNOOC, Ltd. ................................     122,000        290,400
         COSCO Pacific, Ltd. ........................      16,000         27,846
         Dongfeng Motor Group
            Co., Ltd. - Class H .....................      84,000        144,670
         Esprit Holdings, Ltd. ......................      30,739        146,222
         Foxconn International
            Holdings, Ltd.* .........................      45,000         31,412
         Geely Automobile
            Holdings, Ltd. ..........................     175,000         76,459
         Global Bio-Chem
            Technology Group
            Co., Ltd.* ..............................     182,000         27,607
         Great Eagle Holdings,
            Ltd .....................................       2,000          6,211
         Hang Lung Group, Ltd. ......................       1,000          6,570
         Hang Lung Properties,
            Ltd .....................................     199,000        930,130
         Henderson Land
            Development Co., Ltd. ...................      45,048        306,850
         Hong Kong & China
            Gas Co., Ltd. ...........................      25,000         58,908
         Hong Kong Exchanges
            & Clearing, Ltd. ........................      42,600        965,856
         Hutchinson Whampoa,
            Ltd .....................................      86,400        888,822
         Jiangxi Copper Co.,
            Ltd. - Class H ..........................      20,000         65,669
         Kerry Properties, Ltd. .....................      13,500         70,285
         Kingboard Chemicals
            Holdings, Ltd. ..........................      13,000         77,834
         Lenovo Group, Ltd. .........................      88,000         56,345
         Li & Fung, Ltd. ............................     100,000        580,203
         Lifestyle International
            Holdings, Ltd. ..........................       3,000          7,382
         Mongolia Energy Co.,
            Ltd.* ...................................     208,000         62,044
         MTR Corp. ..................................       4,000         14,556
         New World Development
            Co., Ltd. ...............................     118,539        222,403
         Nine Dragons Paper
            Holdings, Ltd. ..........................      16,000         22,583
         Noble Group, Ltd. ..........................      26,000         43,946
         Orient Overseas
            International, Ltd. .....................      11,000        106,629

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   HONG KONG -- (CONTINUED)
         Pacific Basin Shipping,
            Ltd .....................................      16,000   $     10,631
         PCCW, Ltd. .................................       8,000          3,538
         PetroChina Co., Ltd. -
            Class H .................................     194,000        254,804
         Sands China Ltd.* ..........................      69,600        153,003
         Shanghai Industrial
            Holdings, Ltd. ..........................       5,000         21,601
         Shangri-La Asia, Ltd. ......................       4,000         10,851
         Sun Hung Kai Properties,
            Ltd .....................................      18,000        298,649
         Swire Pacific, Ltd. -
         Class A ....................................       5,000         82,150
         The HongKong &
            Shanghai Hotels .........................       6,000         10,280
         The United Laboratories
            International Holdings,
            Ltd .....................................      34,000         69,766
         Wharf Holdings, Ltd. .......................      15,000        115,327
         Wheelock & Co., Ltd. .......................      80,000        323,490
         Wing Hang Bank, Ltd. .......................       1,000         13,823
         Wumart Stores, Inc. -
            Class H .................................      50,000        123,174
         Wynn Macau Ltd. ............................      54,800        122,650
         Yue Yuen Industrial, Ltd. ..................      12,000         43,167
                                                                    ------------
      TOTAL HONG KONG ...............................                 10,177,494
                                                                    ------------
   HUNGARY -- 0.3%
         Egis Gyogyszergyar
            Nyrt PLC ................................         380         36,695
         FHB Mortgage Bank
            PLC* ....................................       2,400         11,013
         Gedeon Richter Nyrt ........................       1,080        220,823
         Magyar Telecom
            Telecommunications
            PLC .....................................      55,470        137,462
         MOL Hungarian Oil and
            Gas Nyrt* ...............................       2,603        260,002
         OTP Bank Nyrt* .............................      14,060        339,209
                                                                    ------------
      TOTAL HUNGARY .................................                  1,005,204
                                                                    ------------
   INDIA -- 0.7%
         Axis Bank, Ltd. RegS -
            GDR .....................................       4,751        143,449
         Bajaj Holdings and
            Investment, Ltd. ........................
            RegS - GDR ..............................       2,000         39,101


                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   INDIA -- (CONTINUED)
         GAIL India, Ltd.
            RegS - GDR ..............................       1,770   $    121,756
         HDFC Bank, Ltd. -
            ADR .....................................       2,078        347,254
         ICICI Bank, Ltd. - ADR .....................       8,181        414,286
         Infosys Technologies,
            Ltd. - ADR++ ............................       4,100        311,928
         Larsen & Toubro Ltd. -
            GDR .....................................       8,401        371,859
         Reliance Capital, Ltd.
            RegS - GDR ..............................       2,202         32,911
         Reliance Industries,
            Ltd. - 144A GDR
            (London Exchange)@ ......................       7,155        340,006
         Reliance Infrastructure
            Ltd .....................................         820         46,389
         State Bank of India,
            Ltd. - GDR
            (New York Exchange) .....................         100         12,577
         State Bank of India,
            Ltd. - GDR
            (New York Exchange) .....................         300         37,731
         Tata Motors, Ltd. -
            ADR++ ...................................       1,990         58,387
         United Spirits, Ltd.
            RegS - GDR ..............................       3,090         50,576
         Wipro, Ltd. - ADR ..........................       4,466         69,089
                                                                    ------------
      TOTAL INDIA ...................................                  2,397,299
                                                                    ------------
   INDONESIA -- 0.7%
         Adaro Energy Tbk Pt ........................     486,000        137,346
         AKR Corporindo Tbk Pt ......................      87,000         16,686
         Aneka Tambang (Persero)
            Tbk Pt ..................................     190,000         51,564
         Astra International
            Tbk Pt ..................................      36,000        217,563
         Bank Central Asia Tbk Pt ...................     254,000        180,095
         Bank Danamon
            Indonesia Tbk Pt ........................      81,122         51,185
         Bank Mandiri Persero
            Tbk Pt ..................................     105,000         75,504
         Bank Negara Indonesia
            (Persero) Tbk Pt ........................      83,500         35,831
         Bank Rakyat Indonesia
            (Persero) Tbk Pt ........................      88,500        102,946
         Barito Pacific Tbk Pt* .....................     269,000         34,843
         Bumi Resources Tbk Pt ......................     437,000        146,397

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   INDONESIA -- (CONTINUED)
         Gudang Garam Tbk Pt ........................      14,000   $     62,069
         Indocement Tunggal
            Prakarsa Tbk Pt .........................      29,000         51,216
         Indofood CBP Sukses
            Makmur TBK PT* ..........................      61,500         31,910
         Indofood Sukses
            Makmur Tbk Pt ...........................      92,000         49,675
         Indosat Tbk Pt .............................      70,500         42,082
         Kalbe Farma Tbk Pt .........................     174,000         62,663
         Lippo Karawaci Tbk Pt ......................     501,000         37,758
         Perusahaan Gas
            Negara Pt ...............................     341,500        167,544
         Semen Gresik (Persero)
            Tbk Pt ..................................      49,500         51,836
         Tambang Balubara Bukit
            Asam Tbk Pt .............................      17,500         44,494
         Telekomunikasi
            Indonesia Tbk Pt ........................     289,000        255,000
         Unilever Indonesia
            Tbk Pt ..................................      26,500         48,476
         United Tractors Tbk Pt .....................      66,000        174,069
                                                                    ------------
      TOTAL INDONESIA ...............................                  2,128,752
                                                                    ------------
   IRELAND -- 0.2%
         CRH PLC - ADR ..............................       3,124         64,979
         Dragon Oil PLC* ............................      17,117        143,843
         Elan Corp. PLC* ............................       3,601         20,303
         Experian PLC ...............................       9,116        113,541
         James Hardie Industries
            SE* .....................................       2,466         17,100
         Kerry Group PLC -
            Class A .................................       6,676        222,762
                                                                    ------------
      TOTAL IRELAND .................................                    582,528
                                                                    ------------
   ISRAEL -- 0.4%
         Africa Israel Investments,
            Ltd.* ...................................        --                1
         Bank Hapoalim BM* ..........................      20,606        107,255
         Bank Leumi le-Israel BM ....................      17,143         87,780
         Cellcom Israel, Ltd. .......................         287          9,317
         Delek Group, Ltd. ..........................          60         15,454
         Elbit Systems, Ltd. ........................         499         26,620
         Israel Chemicals, Ltd. .....................       7,454        127,780
         Israel Discount Bank,
            Ltd. - Class A* .........................      45,421        103,616
         Makhteshim-Agan
            Industries, Ltd.* .......................       4,788         24,544

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   ISRAEL -- (CONTINUED)
         NICE Systems, Ltd.* ........................         127   $      4,474
         NICE Systems, Ltd. -
            ADR* ....................................       4,935        172,232
         Partner Communications
            Co., Ltd. ...............................         646         13,108
         Teva Pharmaceutical
            Industries, Ltd. ........................       2,829        148,286
         Teva Pharmaceutical
            Industries, Ltd. -
            ADR .....................................       7,750        404,007
         The Israel Corp., Ltd.* ....................          42         50,954
                                                                    ------------
      TOTAL ISRAEL ..................................                  1,295,428
                                                                    ------------
   ITALY -- 0.9%
         Assicurazioni Generali
         SPA ........................................       8,265        157,363
         Atlantia SPA ...............................       7,112        145,235
         Autogrill SPA* .............................       1,494         21,152
         Banca Monte dei Paschi
            di Siena SPA* ...........................     101,271        115,623
         Banco Popolare Scrl ........................      12,210         55,422
         Buzzi Unicem SPA ...........................       2,675         30,606
         Enel SPA ...................................      18,667         93,541
         Exor SpA ...................................       1,557         51,390
         Fiat SPA ...................................      14,406        297,932
         Finmeccanica SPA ...........................      18,637        212,038
         Intesa Sanpaolo SPA ........................      41,360        112,443
         Luxottica Group SPA ........................       1,375         42,034
         Parmalat SPA ...............................     161,650        443,417
         Prysmian SPA ...............................       1,573         26,808
         Saipem SPA .................................       3,223        159,130
         Telecom Italia SPA .........................     189,456        245,811
         Telecom Italia SPA -
            ADR .....................................      15,200        196,688
         UniCredit SPA ..............................     160,322        332,374
         Unione di Banche
            Italiane SCPA ...........................      25,628        224,866
                                                                    ------------
      TOTAL ITALY ...................................                  2,963,873
                                                                    ------------
   JAPAN -- 12.4%
         ABC-Mart, Inc. .............................         100          3,562
         Advantest Corp. ............................       2,100         47,215
         Aeon Co., Ltd. .............................      21,700        270,779
         Aeon Credit Service Co.,
            Ltd......................................         200          2,814
         Aeon Mall Co., Ltd. ........................         400         10,700
         Aisin Seiki Co., Ltd. ......................       2,616         92,179

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Ajinomoto Co., Inc. ........................      22,000   $    228,538
         Alfresa Holdings Corp. .....................         600         26,589
         All Nippon Airways Co.,
            Ltd......................................       4,000         14,886
         Amada Co., Ltd. ............................      62,000        502,454
         Aoyama Trading Co.,
            Ltd .....................................       2,400         43,268
         Asahi Breweries, Ltd. ......................       7,800        150,545
         Asahi Glass Co., Ltd. ......................      40,000        465,193
         Asahi Kasei Corp. ..........................      81,000        526,877
         Astellas Pharma, Inc. ......................      10,500        399,057
         Autobacs Seven Co., Ltd. ...................         400         15,681
         Benesse Holdings, Inc. .....................         400         18,404
         Brother Industries, Ltd. ...................      21,500        317,317
         Canon Marketing Japan,
            Inc .....................................       1,600         22,727
         Canon, Inc. ................................      18,783        964,794
         Central Japan Railway
            Co.......................................          23        192,267
         Chugai Pharmaceutical
            Co. Ltd. ................................       1,200         21,973
         Coca-Cola West Co.,
            Ltd......................................       2,600         47,063
         COMSYS Holdings
            Corp.....................................       3,000         31,867
         Cosmo Oil Co., Ltd. ........................      23,000         75,113
         Credit Saison Co., Ltd. ....................       4,900         79,966
         Dai Nippon Printing Co.,
            Ltd......................................      23,000        311,956
         Daicel Chemical
            Industries, Ltd. ........................       4,000         29,108
         Daido Steel Co., Ltd. ......................      11,725         68,649
         Daihatsu Motor Co., Ltd. ...................       3,000         45,896
         Daikin Industries, Ltd. ....................       3,002        106,047
         Dainippon Sumito
            Pharma Co. Ltd. .........................       3,900         35,375
         Daito Trust Construction
            Co., Ltd. ...............................       3,000        205,027
         Daiwa House Industry
            Co., Ltd. ...............................      12,000        146,996
         Daiwa Securities Group,
            Inc......................................      30,000        153,888
         Dena Co., Ltd. .............................         400         14,331
         Denso Corp. ................................       7,768        267,055
         Dentsu, Inc. ...............................         400         12,359
         East Japan Railway Co.,
            Ltd......................................       4,800        311,468

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Eisai Co., Ltd. ............................       2,500   $     90,318
         Epilda Memory, Inc.* .......................      13,100        151,514
         FamilyMart Co., Ltd. .......................         300         11,287
         Fanuc, Ltd. ................................       2,433        371,899
         Fast Retailing Co., Ltd. ...................         300         47,586
         Fuji Electric Holdings
            Co., Ltd. ...............................      14,000         43,385
         Fuji Heavy Industries,
            Ltd......................................      44,000        339,319
         Fuji Media Holdings, Inc. ..................         152        239,449
         FUJIFILM Holdings
            Corp.....................................      33,000      1,188,617
         Fujikura, Ltd. .............................      14,000         70,420
         Fukuoka Financial
            Group, Inc. .............................      23,000         99,556
         Furukawa Electric Co.,
            Ltd......................................       1,000          4,475
         Glory, Ltd. ................................       1,200         29,536
         Gree, Inc. .................................       1,600         20,293
         GS Yuasa Corp. .............................       2,000         13,790
         Hakuhodo DY Holdings,
            Inc......................................         900         51,397
         Hamamatsu Photonics
            KK ......................................         300         10,936
         Hankyu Department
            Stores, Inc. ............................       2,000         14,559
         Hankyu Hanshin
            Holdings, Inc. ..........................       6,000         27,808
         HIitachi Chemical Co.,
            Ltd......................................       3,200         65,950
         Hirose Electric Co., Ltd. ..................         100         11,237
         Hisamitsu Pharmaceutical
            Co., Inc. ...............................         300         12,609
         Hitachi Capital Corp. ......................       1,000         15,400
         Hitachi Construction
            Machinery Co., Ltd. .....................         500         11,934
         Hitachi High-
            Technologies Corp. ......................       1,800         41,941
         Hitachi Transport System,
            Ltd......................................       1,900         29,357
         Hitachi, Ltd. ..............................       9,000         47,783
         Hitachi, Ltd. - ADR++ ......................         790         42,147
         Hokuhoku Financial
            Group, Inc. .............................      16,000         32,436
         Honda Motor Co., Ltd. ......................      35,940      1,418,508
         House Foods Corp. ..........................       1,600         25,635
         Hoya Corp. .................................       2,400         58,030

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Ibiden Co., Ltd. ...........................         700   $     21,958
         Idemitsu Kosan Co., Ltd. ...................         700         74,176
         IHI Corp. ..................................       7,000         15,541
         INPEX Corp. ................................          11         64,233
         Isetan Mitsukoshi
            Holdings, Ltd. ..........................      13,300        154,146
         Isuzu Motors, Ltd. .........................      36,000        162,674
         ITO EN, Ltd. ...............................         100          1,660
         Itochu Corp. ...............................      11,190        112,748
         J Front Retailing Co.,
            Ltd......................................      17,000         92,642
         Japan Petroleum
            Exploration Co. .........................       1,900         72,052
         Japan Tobacco, Inc. ........................          37        136,625
         JFE Holdings, Inc. .........................       3,300        114,419
         JGC Corp. ..................................       1,000         21,674
         JS Group Corp. (Tostem
            Inax Holding Corp.) .....................       9,200        201,809
         JSR Corp. ..................................       3,700         68,676
         JTEKT Corp. ................................       5,900         69,228
         Jupiter Telecommunica-
            tions Co., Ltd. .........................          74         77,632
         JX Holdings, Inc. ..........................     116,760        790,119
         Kajima Corp. ...............................      24,000         63,637
         Kamigumi Co., Ltd. .........................       8,000         66,955
         Kaneka Corp. ...............................      43,000        297,093
         Kao Corp. ..................................      11,100        298,313
         Kawasaki Heavy
            Industries, Ltd. ........................       7,000         23,460
         Kawasaki Kisen Kaisha,
            Ltd......................................      45,000        195,918
         Keihin Electric Express
            Railway Co., Ltd. .......................       7,000         61,741
         Keio Corp. .................................       3,000         20,434
         Keisei Electric Railway
            Co., Ltd. ...............................       1,000          6,656
         Keyence Corp. ..............................         300         86,561
         Kinden Corp. ...............................       3,000         27,645
         Kintetsu Corp. .............................      19,000         59,369
         Kobe Steel, Ltd. ...........................       7,000         17,687
         Komatsu, Ltd. ..............................      13,311        400,619
         Konica Minolta
            Holdings, Inc............................      17,500        180,869
         Kubota Corp. ...............................      10,000         94,211
         Kurita Water Industries,
            Ltd......................................         600         18,835
         Kyocera Corp. ..............................       1,400        142,236
         Kyocera Corp. - ADR ........................         300         30,693

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Kyowa Hakko Konin
            Co., Ltd. ...............................       4,000   $     41,080
         Lawson, Inc. ...............................         900         44,430
         Mabuchi Motor Co., Ltd. ....................         900         46,263
         Makita Corp. ...............................         600         24,415
         Marubeni Corp. .............................       4,000         28,003
         Marui Co., Ltd. ............................      18,900        153,456
         Maruichi Steel Tube, Ltd. ..................       1,265         26,823
         Matsui Securities Co.,
            Ltd .....................................         600          4,250
         Mazda Motor Corp. ..........................      57,000        162,590
         McDonald's Holdings
            Co. Japan, Ltd. .........................         300          7,517
         Medipal Holdings Corp. .....................       2,050         22,558
         MEIJI Holdings Co.,
            Ltd......................................       2,700        121,841
         Minebea Co., Ltd. ..........................       1,000          6,273
         Miraca Holdings, Inc. ......................         600         24,086
         Mistui Mining &
            Smelting Co., Ltd. ......................      20,000         65,778
         Mitsubishi Chemical
            Holdings Corp. ..........................      32,500        219,533
         Mitsubishi Corp. ...........................       6,176        166,454
         Mitsubishi Electric Corp. ..................      25,335        264,732
         Mitsubishi Estate Co.,
            Ltd......................................       8,000        147,850
         Mitsubishi Gas Chemical
            Co., Inc. ...............................      15,000        106,095
         Mitsubishi Heavy
            Industries, Ltd. ........................     128,000        479,167
         Mitsubishi Logistics
            Corp.....................................       3,000         39,753
         Mitsubishi Materials
            Corp.....................................      42,000        133,467
         Mitsubishi Motors Corp.* ...................      22,000         31,876
         Mitsubishi Tanabe
            Pharma Corp. ............................       2,467         41,587
         Mitsubishi UFJ Financial
            Group, Inc. .............................     287,600      1,550,774
         Mitsui & Co., Ltd. .........................      18,392        302,620
         Mitsui Chemicals, Inc. .....................      30,000        106,957
         Mitsui Engineering &
            Shipbuilding Co., Ltd. ..................       2,000          5,273
         Mitsui Fudosan Co., Ltd. ...................       6,000        119,241
         Mitsui O.S.K. Lines, Ltd. ..................       3,000         20,328
         Mitsui Sumitomo
            Insurance Group
            Holdings, Inc. ..........................       3,300         82,377

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Mitsumi Electric Co.,
            Ltd......................................         600   $     10,965
         Mizuho Financial Group,
            Inc......................................      12,100         22,698
         Mizuho Trust & Banking
            Co., Ltd. ...............................       8,000          8,241
         Murata Manufacturing
            Co., Ltd. ...............................       1,700        118,670
         Nabtesco Corp. .............................       1,000         21,262
         Nagase & Co., Ltd. .........................       3,000         38,724
         Namco Bandai Holdings,
            Inc......................................       3,300         35,372
         NEC Corp. ..................................      61,000        182,512
         NEC Electronics Corp.* .....................       1,900         18,912
         NGK Insulators, Ltd. .......................       1,000         16,244
         Nichirei Corp. .............................       1,000          4,606
         Nidec Corp. ................................       2,819        284,251
         Nikon Corp. ................................       1,800         36,336
         Nintendo Co., Ltd. .........................         600        175,171
         Nippon Building Fund,
            Inc......................................           3         30,745
         Nippon Electric Glass
            Co., Ltd. ...............................       2,000         28,708
         Nippon Express Co., Ltd. ...................      84,000        377,235
         Nippon Meat Packers,
            Inc......................................       7,000         91,211
         Nippon Paper Group,
            Inc......................................       2,200         57,589
         Nippon Sheet Glass Co.,
            Ltd......................................      74,000        198,486
         Nippon Shokubai Co.,
            Ltd......................................       4,000         41,246
         Nippon Steel Corp. .........................      34,000        121,804
         Nippon Telegraph &
            Telephone Corp. .........................      13,800        628,422
         Nippon Television
            Network Corp. ...........................         180         28,230
         Nippon Yusen Kabushiki
            Kaisha ..................................      55,000        242,141
         Nissan Chemical
            Industries, Ltd. ........................       6,000         77,415
         Nissan Motor Co., Ltd. .....................      83,600        790,844
         Nissha Printing Co., Ltd. ..................         100          2,644
         Nisshin Seifun Group,
            Inc......................................      19,000        240,519
         Nisshin Steel Co., Ltd. ....................      78,000        173,122
         Nisshinbo Holdings, Inc. ...................       3,000         32,746

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Nissin Foods Holdings
            Co., Ltd. ...............................         300   $     10,737
         Nitori Co., Ltd. ...........................         200         17,477
         Nitto Denko Corp. ..........................         900         42,211
         NKSJ Holdings, Inc. ........................       1,000          7,336
         Nok Corp. ..................................       2,700         55,967
         Nomura Real Estate
            Holdings, Inc. ..........................         500          9,073
         Nomura Research
            Institute, Ltd. .........................         500         11,108
         NSK, Ltd. ..................................       6,000         53,960
         NTN Corp. ..................................       8,000         42,219
         NTT Data Corp. .............................           7         24,140
         NTT Urban
            Development Corp. .......................           6          5,890
         Odakyu Electric Railway
            Co., Ltd. ...............................       3,000         27,885
         Ohbayashi Corp. ............................      22,000        100,995
         OJI Paper Co., Ltd. ........................      20,000         96,520
         Olympus Corp. ..............................       1,500         45,165
         Omron Corp. ................................       1,100         28,989
         Onward Kashiyama Co.,
            Ltd .....................................       2,000         17,279
         Oracle Corp. Japan .........................         100          4,902
         Oriental Land Co., Ltd. ....................         600         55,495
         Panasonic Corp. ............................      59,200        835,833
         Rakuten, Inc. ..............................          42         35,148
         Rengo Co., Ltd. ............................       1,000          6,768
         Resona Holdings, Inc. ......................       2,100         12,517
         Ricoh Co., Ltd. ............................      65,000        947,766
         Rinnai Corp. ...............................         200         12,192
         Rohm Co., Ltd. .............................       4,600        299,150
         Sankyo Co., Ltd. ...........................         600         33,806
         Santen Pharmaceutical
            Co., Ltd. ...............................         400         13,868
         Sapporo Hokuyo
            Holdings, Inc. ..........................      13,000         60,745
         SBI Holdings, Inc. .........................         633         95,458
         Secom Co., Ltd. ............................       1,200         56,701
         Sega Sammy Holdings,
            Inc......................................       5,600        106,208
         Seiko Epson Corp. ..........................       1,300         23,601
         Sekisui Chemical Co.,
            Ltd......................................      14,000        100,160
         Sekisui House, Ltd. ........................      18,000        181,377
         Seven & I Holdings Co.,
            Ltd......................................      15,900        423,006

The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Seven Bank, Ltd. ...........................           1   $      2,115
         Sharp Corp. ................................      24,563        252,062
         Shikoku Electric Power Co., Inc. ...........       1,900         55,809
         Shimadzu Corp. .............................       1,000          7,746
         Shimamura Co., Ltd. ........................         100          9,256
         Shimano, Inc. ..............................         300         15,208
         Shimizu Corp. ..............................      23,000         97,977
         Shin-Etsu Chemical Co., Ltd. ...............       3,100        167,079
         Shinko Electric Industries Co., Ltd. .......         300          3,347
         Shinko Securities Co., Ltd. ................      19,000         54,179
         Shionogi & Co., Ltd. .......................       1,700         33,502
         Shiseido Co., Ltd. .........................       7,100        154,612
         Showa Denko KK .............................       8,000         17,947
         SMC Corp. ..................................         850        145,049
         Softbank Corp. .............................       9,700        334,460
         Sojitz Corp. ...............................      20,100         43,951
         Sony Corp. .................................      45,500      1,627,292
         Sony Financial Holdings, Inc. ..............           4         16,109
         Square Enix Holdings Co., Ltd. .............         300          5,306
         Stanley Electric Co., Ltd. .................         800         14,876
         Sumco Corp.* ...............................         600          8,544
         Sumitomo Bakelite Co., Ltd. ................       9,000         52,818
         Sumitomo Chemical Co., Ltd. ................      33,000        161,997
         Sumitomo Corp. .............................      59,200        833,374
         Sumitomo Electric Industries, Ltd. .........      38,500        532,038
         Sumitomo Forestry Co., Ltd. ................       6,000         52,536
         Sumitomo Heavy Industries, Ltd. ............       3,000         19,189
         Sumitomo Metal Industries, Ltd. ............      18,000         44,127
         Sumitomo Metal Mining Co., Ltd. ............      12,000        209,018
         Sumitomo Mitsui Financial Group, Inc. ......       3,100        109,762
         Sumitomo Realty & Development Co., Ltd. ....       2,000         47,579
         Suzuken Co., Ltd. ..........................       1,200         36,589

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Suzuki Motor Corp. .........................      14,234   $    349,428
         Sysmex Corp. ...............................         200         13,833
         Taiheiyo Cement Corp. ......................      26,000         33,180
         Taisei Corp. ...............................      38,000         88,605
         Taisho Pharmaceutical Co., Ltd. ............       4,000         87,424
         Taiyo Nippon Sanso Corp. ...................       1,000          8,803
         Taiyo Yuden Co., Ltd. ......................       3,000         45,596
         Takashimaya Co., Ltd. ......................      10,000         85,410
         Takeda Pharmaceutical Co., Ltd. ............       2,100        103,164
         TDK Corp. ..................................       2,300        159,244
         Teijin, Ltd. ...............................      37,000        157,527
         Terumo Corp. ...............................         900         50,479
         The 77 Bank, Ltd. ..........................      14,000         73,959
         The Bank of Kyoto, Ltd. ....................      11,000        103,977
         The Bank of Yokohama,
            Ltd .....................................      52,000        268,142
         The Chugoku Bank, Ltd. .....................       6,000         72,401
         The Dai-ichi Life
            Insurance Co., Ltd. .....................         117        189,350
         The Daishi Bank, Ltd. ......................      12,000         37,002
         The Gunma Bank, Ltd. .......................      12,000         65,685
         The Hachijuni Bank, Ltd. ...................      13,000         72,433
         The Higo Bank, Ltd. ........................       8,000         41,359
         The Hokkoku Bank, Ltd. .....................       7,000         24,292
         The Hyakugo Bank, Ltd. .....................       8,000         34,415
         The Iyo Bank, Ltd. .........................       2,000         15,956
         The Japan Steel Works,
            Ltd .....................................       1,000         10,415
         The Joyo Bank, Ltd. ........................       9,000         39,450
         The Juroku Bank, Ltd. ......................      12,000         38,394
         The Nishi-Nippon City
            Bank, Ltd. ..............................       8,000         24,197
         The San-In Godo Bank,
            Ltd .....................................       5,000         35,953
         The Shiga Bank, Ltd. .......................       8,000         43,432
         The Shizuoka Bank, Ltd. ....................       3,000         27,585
         The Suruga Bank, Ltd. ......................       1,000          9,279
         TheYokohama Rubber
            Co., Ltd. ...............................       6,000         30,903
         THK Co., Ltd. ..............................         600         13,724
         Tobu Railway Co., Ltd. .....................       4,000         22,433
         Toda Corp. .................................      11,000         40,767
         Toho Co., Ltd. .............................         500          8,017
         Toho Gas Co., Ltd. .........................       1,000          4,992
         Tokai Rika Co., Ltd. .......................         900         16,959

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Tokio Marine Holdings, Inc. ................      14,800   $    439,670
         Tokuyama Corp. .............................       7,000         36,080
         Tokyo Broadcasting System Inc. .............        700          9,911
         Tokyo Electron, Ltd. .......................       2,800        176,291
         Tokyo Gas Co., Ltd. ........................      24,000        106,278
         Tokyo Steel Manufacturing Co., Ltd. ........       4,500         48,888
         Tokyo Tatemono Co., Ltd. ...................      11,000         50,700
         Tokyu Corp. ................................       6,000         27,447
         Tokyu Land Corp. ...........................      36,000        180,150
         Toppan Printing Co., Ltd. ..................      28,000        254,810
         Toray Industries, Inc. .....................       8,000         47,692
         Toshiba Corp. ..............................      24,000        130,255
         Tosoh Corp. ................................      30,000         97,151
         Toto, Ltd. .................................       1,000          7,227
         Toyo Seikan Kaisha, Ltd. ...................       5,400        102,299
         Toyoda Gosei Co., Ltd. .....................         300          7,019
         Toyota Auto Body Co., Ltd. .................       1,400         26,068
         Toyota Boshoku Corp. .......................         300          5,274
         Toyota Industries Corp. ....................       1,000         30,939
         Toyota Motor Corp. .........................      15,158        596,747
         Toyota Motor Corp. -
            ADR++ ...................................       1,812        142,478
         Toyota Tsusho Corp. ........................       7,300        127,833
         Trend Micro, Inc. ..........................         500         16,426
         Tsumura & Co. ..............................         300          9,693
         Ube Industries, Ltd. .......................       5,000         14,972
         Unicharm Corp. .............................       6,400        254,140
         UNY Co., Ltd. ..............................       3,400         34,241
         Ushio, Inc. ................................         500          9,494
         USS Co., Ltd. ..............................       1,820        148,521
         West Japan Railway Co. .....................          20         74,650
         Yahoo! Japan Corp. .........................          84         32,468
         Yakult Honsha Co., Ltd. ....................         500         14,375
         Yamada Denki Co., Ltd. .....................         490         33,335
         Yamaguchi Financial Group, Inc. ............       8,000         80,570
         Yamaha Corp. ...............................       6,400         79,013
         Yamaha Motor Co., Ltd.* ....................         700         11,359
         Yamato Holdings Co., Ltd. ..................       1,100         15,604

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   JAPAN -- (CONTINUED)
         Yamato Kogyo Co., Ltd. .....................       1,600   $     48,105
         Yamazaki Baking Co.,
            Ltd .....................................       2,000         24,082
         Yaskawa Electric Corp. .....................       1,000          9,416
         Yokogawa Electric Corp. ....................         700          5,543
                                                                    ------------
      TOTAL JAPAN ...................................                 39,181,039
                                                                    ------------
   JORDAN -- 0.2%
         Arab Bank PLC ..............................      15,855        223,556
         Arab Potash Co. ............................       2,100        129,062
         Capital Bank of Jordan* ....................      21,205         46,137
         Jordan Petroleum Refinery Co. ..............       1,380         10,216
         Jordan Phosphate Mines .....................       1,700         40,663
         Jordan Steel ...............................       5,259         16,198
         Jordanian Electric Power Co. ...............      10,917         63,700
         Middle East Complex*(1) ....................          60             37
         Taameer Jordan Holdings PSC* ...............      12,900          7,290
                                                                    ------------
      TOTAL JORDAN ..................................                    536,859
                                                                    ------------
   KAZAKHSTAN -- 0.1%
         Halyk Savings Bank of Kazakhstan JSC
            RegS - GDR* .............................       9,800         98,490
         KazMunaiGas Exploration
            Production GDR ..........................       9,000        177,459
                                                                    ------------
      TOTAL KAZAKHSTAN ..............................                    275,949
                                                                    ------------
   KENYA -- 0.2%
         Athi River Mining, Ltd. ....................       8,000         18,119
         Bamburi Cement Co., Ltd.(1) ................      11,700         27,078
         Barclays Bank of Kenya, Ltd. ...............      48,400         37,438
         East African Breweries, Ltd. ...............      46,280        115,127
         Equity Bank, Ltd. ..........................     320,900        106,239
         Kenya Airways, Ltd.(1) .....................      52,000         29,604
         Kenya Commercial Bank, Ltd. ................     244,300         65,761
         Nation Media Group .........................      26,620         55,019
         Safaricom, Ltd. ............................   1,350,100         78,533

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   KENYA -- (CONTINUED)
         Standard Chartered Bank
            Kenya, Ltd. .............................       9,711   $     31,008
                                                                    ------------
      TOTAL KENYA ...................................                    563,926
                                                                    ------------
   LATVIA -- 0.0%
         Latvian Shipping Co.*(1) ...................      36,206         25,849
                                                                    ------------
      TOTAL LATVIA ..................................                     25,849
                                                                    ------------
   LEBANON -- 0.1%
         Solidere RegS - GDR ........................      11,600        214,948
                                                                    ------------
      TOTAL LEBANON .................................                    214,948
                                                                    ------------
   LITHUANIA -- 0.1%
         Apranga PVA*(1) ............................      22,400         61,992
         Invalda PVA* ...............................      17,284         45,940
         Lietuvos Energija(1) .......................       8,555          6,860
         Lifosa PVA* ................................       4,400         81,446
         LITGRID Turtas AB* .........................       8,819          8,461
         Panevezio Statybos Trestas .................      16,900         44,038
         Pieno Zvaigzdes ............................      10,687         21,136
         Rytu Skirstomieji Tinklai ..................      26,729         22,967
         Sanitas* ...................................       9,500         69,771
         Siauliu Bankas* ............................      30,912         13,921
         TEO LT AB ..................................      59,800         57,296
                                                                    ------------
      TOTAL LITHUANIA ...............................                    433,828
                                                                    ------------
   LUXEMBOURG -- 0.6%
         ArcelorMittal (New York Exchange)++ ........      41,700      1,590,021
         Evraz Group SA GDR - Registered Shares* ....       1,400         50,218
         L'Occitane International SA* ...............      53,789        148,707
         SES SA .....................................       5,140        122,397
         Tenaris SA .................................       2,938         72,053
                                                                    ------------
      TOTAL LUXEMBOURG ..............................                  1,983,396
                                                                    ------------
   MALAYSIA -- 0.7%
         Alliance Financial Group Bhd ...............      28,800         28,394
         Batu Kawan Bhd .............................      12,600         69,019
         British American Tobacco Bhd ...............       4,100         59,831
         Bursa Malaysia Bhd .........................      14,500         36,664

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   MALAYSIA -- (CONTINUED)
         Digi.com Bhd ...............................       5,000   $     39,854
         Eastern & Oriental Bhd .....................      15,700          5,996
         EON Capital Bhd* ...........................      14,200         32,674
         Genting Bhd ................................      34,700        125,724
         Hong Leong Bank Bhd ........................      16,400         48,937
         IJM Corp. Bhd ..............................      40,860         82,509
         IOI Corp. Bhd ..............................      32,480         61,161
         KLCC Property Holdings Bhd .................      24,500         26,588
         KNM Group Bhd* .............................      27,075         24,855
         Kuala Lumpur Kepong Bhd ....................      15,400        110,365
         Kulim Malaysia Bhd .........................      24,400        100,623
         Malayan Banking Bhd ........................      42,390        116,822
         Malaysian Airline System Bhd* ..............      64,500         43,673
         Malaysian Resources Corp. Bhd ..............      83,700         53,917
         MISC Bhd ...................................      24,700         66,924
         MMC Corp. Bhd ..............................      48,400         43,564
         Muhibbah Engineering M Bhd .................      68,300         33,174
         Multi-Purpose Holdings Bhd .................      36,500         26,137
         Petronas Dagangan Bhd ......................      17,900         67,918
         PPB Group Bhd ..............................      14,100         78,876
         Public Bank Bhd ............................      19,800         83,610
         Ranhill Bhd ................................      52,000         14,736
         RHB Capital Bhd ............................       9,900         28,007
         SapuraCrest Petroleum Bhd ..................      27,700         27,839
         Scomi Group Bhd* ...........................      69,500          8,217
         Shell Refining Co. Federation of Malaya
            Bhd .....................................       9,800         34,198
         Sime Darby Bhd .............................      84,646        241,516
         SP Setia Bhd ...............................      19,800         38,149
         TA Ann Holdings Bhd ........................      13,200         20,532
         Telekom Malaysia Bhd .......................      35,100         39,932
         Tenaga Nasional Bhd ........................      39,300        106,696
         UMW Holdings Bhd ...........................      15,400         35,038
         Wah Seong Corp. Bhd ........................      35,921         24,111
         WCT Engineering Bhd ........................      35,466         36,615
         YTL Corp. Bhd ..............................      19,158         52,242
         YTL Power International Bhd ................      69,316         54,794
                                                                    ------------
      TOTAL MALAYSIA ................................                  2,230,431
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   MAURITIUS -- 0.2%
         Essar Energy PLC* ..........................       4,434   $     40,246
         Mauritius Commercial Bank ..................      38,600        212,524
         Mauritius Development Investment Trust Co.,
            Ltd.(1) .................................     221,000         48,378
         Naiade Resorts, Ltd.* ......................       7,000          5,920
         New Mauritius Hotels, Ltd. .................      18,900         68,955
         Rogers & Co., Ltd.(1) ......................       7,100         68,998
         State Bank of Mauritius, Ltd. ..............      55,800        167,493
         Sun Resorts, Ltd. - Class A ................      24,969         46,377
                                                                    ------------
      TOTAL MAURITIUS ...............................                    658,891
                                                                    ------------
   MEXICO -- 1.7%
         Alfa SAB de CV - Class A ...................      16,700        167,406
         America Movil SAB de CV - Series L .........     405,112      1,161,212
         Carso Infraestructura y Construccion SAB
            de CV* ..................................      41,900         26,565
         Cemex SAB de CV* ...........................     328,465        350,540
         Coca-Cola Femsa SAB
            de CV - Series L ........................       6,400         52,900
         Compartamos SAB
            de CV* ..................................     108,000        234,889
         Corp GEO SAB de CV -
            Series B* ...............................       9,600         35,213
         Corp Interamericana de Entretenimiento
            SAB de CV - Series B* ...................      18,679         10,376
         Corp Moctezuma, SAB de CV ..................      20,900         52,038
         Desarrolladora Homex SAB de CV* ............       9,200         51,989
         Empresas ICA SAB de CV* ....................      20,800         53,069
         Fomento Economico Mexicano SAB de CV .......      45,500        254,395
         Fresnillo PLC ..............................       5,561        145,517
         Grupo Aeroportuario del Centro Norte
            SAB de CV ...............................      17,800         34,015

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   MEXICO -- (CONTINUED)
         Grupo Aeroportuario
            del Pacifico SAB
            de CV - Class B .........................      14,700   $     59,847
         Grupo Bimbo SAB
            de CV - Series A ........................       9,900         84,531
         Grupo Carso SAB
            de CV - Series A1 .......................      24,800        157,656
         Grupo Financiero
            Banorte SAB
            de CV - Series O ........................      75,200        357,428
         Grupo Financiero Inbursa
            SAB de CV - Series O ....................      75,000        329,393
         Grupo Mexico SAB
            de CV - Series B ........................     124,873        514,052
         Grupo Modelo SAB
            de CV - Series C ........................      11,700         72,710
         Grupo Televisa SAB .........................      34,200        176,400
         Impulsora Del Desarrollo
            Y El Empleo en
            America Latina SAB
            de CV* ..................................      56,900         80,674
         Industrias CH SAB
            de CV - Series B* .......................       7,500         29,210
            Kimberly-Clark de
            Mexico SAB de CV -
            Series A ................................      14,000         85,417
         Mexichem SAB de CV .........................      25,592         91,592
         Organizacion Soriana
            SAB de CV -
            Series B ................................      10,800         34,542
         Promotora Y Operadora
            de Infraestructura
            SAB de CV* ..............................      13,900         49,410
         Telefonos de Mexico
            SAB de CV ...............................     111,500         90,735
         TV Azteca SAB de CV ........................      38,700         27,043
         Urbi Desarrollos Urbanos SAB de CV* ........      22,900         53,792
         Wal-Mart de Mexico SAB de CV - Series V ....     115,000        328,611
                                                                    ------------
      TOTAL MEXICO ..................................                  5,253,167
                                                                    ------------
   MOROCCO -- 0.4%
         Attijariwafa Bank ..........................       4,909        239,085
         Banque Centrale Populaire ..................       1,990        100,016

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   MOROCCO -- (CONTINUED)
         Banque Marocaine du Commerce et
            de l'Industrie ..........................         320   $     39,441
         Banque Marocaine du
            Commerce Exterieur ......................       3,770        117,746
         Brasseries Maroc ...........................         171         44,588
         Ciments du Maroc ...........................         500         71,799
         Compagnie Generale Immobiliere .............         140         29,820
         Credit Immobilier et Hotelier ..............         800         31,592
         Douja Promotion Groupe
            Addoha SA ...............................       5,300         65,959
         Lafarge Ciments ............................         365         92,596
         Maroc Telecom ..............................      13,230        237,474
         SAMIR* .....................................         440         30,960
         Sonasid ....................................         210         45,233
                                                                    ------------
      TOTAL MOROCCO .................................                  1,146,309
                                                                    ------------
   NETHERLANDS -- 3.1%
         Aegon NV* ..................................      28,786        176,220
         Akzo Nobel NV ..............................       7,657        476,398
         Amrest Holdings NV* ........................       1,200         34,476
         ASML Holding NV ............................       2,554         97,951
         European Aeronautic
            Defence and Space
            Co. NV* .................................       8,676        202,455
         Fugro NV ...................................         392         32,276
         Heineken Holding NV ........................       2,951        128,337
         Heineken NV ................................       3,140        154,007
         ING Groep NV-CVA* ..........................      74,592        727,701
         Koninklijke Ahold NV .......................       7,108         93,898
         Koninklijke Boskalis
            Westminster NV ..........................         805         38,436
         Koninklijke DSM NV .........................      13,341        760,477
         Koninklijke KPN NV .........................      15,107        220,651
         Koninklijke Philips Electronics NV .........      21,505        659,286
         Koninklijke Vopak NV .......................         418         19,762
         New World Resources
            NV - Class A* ...........................      13,870        200,025
         QIAGEN NV* .................................       1,361         26,712
         Randstad Holdings NV* ......................         626         33,083
         Royal Dutch Shell
            PLC - ADR ...............................      42,599      2,840,075
         Royal Dutch Shell PLC - Class A ............       1,475         48,876

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   NETHERLANDS -- (CONTINUED)
         Royal Dutch Shell PLC - Class A
            (London Exchange) .......................       8,538   $    285,070
         Royal Dutch Shell
            PLC - Class B ...........................      21,313        705,770
         SBM Offshore NV ............................         341          7,651
         STMicroelectronics NV ......................      47,313        489,297
         TNT NV .....................................       1,597         42,234
         Unilever NV ................................      44,129      1,376,719
                                                                    ------------
      TOTAL NETHERLANDS .............................                  9,877,843
                                                                    ------------
   NEW ZEALAND -- 0.0%
         Auckland International Airport, Ltd. .......      1,842          3,127
         Contact Energy, Ltd.* ......................       1,798          8,736
         Fletcher Building, Ltd. ....................       2,277         13,573
         Sky City Entertainment Group, Ltd. .........       3,321          8,385
         Telecom Corp. of New Zealand, Ltd. .........      14,488         24,355
                                                                    ------------
      TOTAL NEW ZEALAND .............................                     58,176
                                                                    ------------
   NIGERIA -- 0.2%
         Access Bank PLC ............................     299,750         18,734
         African Petroleum PLC* .....................      61,333          8,837
         Ecobank Transnational, Inc. ................     262,889         27,154
         First Bank of Nigeria PLC ..................     645,152         58,276
         Guaranty Trust Bank PLC ....................     651,856         76,164
         Guinness Nigeria PLC .......................      45,800         57,419
         Nestle Foods Nigeria PLC ...................      14,781         35,839
         Nigerian Breweries PLC .....................     112,400         57,014
         Oando PLC ..................................     149,380         64,862
         Oceanic Bank
            International PLC* ......................     363,000          5,970
         UAC of Nigeria PLC .........................     124,250         30,662
         United Bank For Africa
            PLC .....................................     636,874         38,338
         Zenith Bank, Ltd. ..........................     839,175         82,869
                                                                    ------------
      TOTAL NIGERIA .................................                    562,138
                                                                    ------------
   NORWAY -- 0.4%
         Aker Kvaerner ASA ..........................         954         16,276
         DnB NOR ASA ................................      15,976        224,751

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   NORWAY -- (CONTINUED)
         Marine Harvest .............................     117,568   $    124,884
         Norsk Hydro ASA ............................      37,934        279,413
         Orkla ASA ..................................      32,020        312,337
         Petroleum Geo-Services
            ASA* ....................................         967         15,200
         Renewable Energy Corp.
            ASA* ....................................       8,404         25,810
         Storebrand ASA* ............................      10,100         75,782
         Telenor ASA ................................       4,933         80,385
         Yara International ASA .....................       1,098         63,913
                                                                    ------------
      TOTAL NORWAY ..................................                  1,218,751
                                                                    ------------
   OMAN -- 0.2%
         Bank Dhofar SAOG ...........................      29,887         57,523
         Bank Muscat SAOG ...........................      42,125        105,258
         Dhofar International
            Development &
            Investment Holding
            Co. SAOG ................................       8,500         11,900
         Galfar Engineering &
            Contracting SAOG ........................      34,540         50,240
         National Bank of Oman,
            Ltd. ....................................      48,170         44,291
         Oman Flour Mills ...........................      16,000         26,681
         Oman International
            Bank ....................................      33,400         24,117
         Oman Oil Marketing Co. .....................      13,300         41,973
         Oman
            Telecommunications
            Co. .....................................      35,200        116,937
         Renaissance Services
            Co. SAOG ................................      35,992        103,582
                                                                    ------------
      TOTAL OMAN ....................................                    582,502
                                                                    ------------
  PAKISTAN -- 0.2%
         Engro Chemical
            Pakistan, Ltd. ..........................      12,790         28,924
         Fauji Fertilizer Co., Ltd. .................      31,350         46,041
         HUB Power Co. ..............................     151,500         66,133
         Lucky Cement, Ltd. .........................      15,000         13,265
         MCB Bank Ltd. ..............................      37,000         98,670
         National Bank Of
            Pakistan ................................      64,350         57,682
         Nishat Mills, Ltd. .........................      17,650         13,216
         Oil & Gas Development
            Co., Ltd. ...............................      44,900         89,501
         Pakistan Petroleum, Ltd. ...................      33,144         83,982

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   PAKISTAN -- (CONTINUED)
         Pakistan State Oil Co.,
            Ltd. ....................................      11,700   $     40,299
         Pakistan
            Telecommunication
            Co., Ltd. ...............................     135,000         30,592
         United Bank, Ltd. ..........................      53,000         42,196
                                                                    ------------
      TOTAL PAKISTAN ................................                    610,501
                                                                    ------------
   PERU -- 0.4%
         Banco Continental ..........................      23,798         65,299
         Cia de Minas
            Buenaventura SA -
            ADR .....................................       6,700        328,032
         Cia Minera Milpo SA ........................      31,527         85,383
         Credicorp, Ltd. ............................       1,200        142,200
         Ferreyros SA(1) ............................      48,442         73,364
         Minsur SA ..................................      13,953         55,588
         Sociedad Minera Cerro
            Verde SA ................................       1,400         75,740
         Sociedad Minera el
            Brocal SA ...............................       4,000         81,247
         Southern Copper Corp. ......................       5,600        272,944
                                                                    ------------
      TOTAL PERU ....................................                  1,179,797
                                                                    ------------
   PHILIPPINES -- 0.4%
         Aboitiz Equity Ventures,
            Inc.(1) .................................     450,300        380,604
         Ayala Land, Inc. ...........................     150,300         56,505
         Banco De Oro Unibank,
            Inc .....................................      52,400         69,767
         Bank of the Philippine
            Islands .................................      60,845         81,892
         Energy Development
            Corp. ...................................     411,750         55,069
         Jollibee Foods Corp. .......................      47,600         96,608
         Manila Electric Co. ........................      17,010         88,552
         Metropolitan Bank &
            Trust ...................................      46,000         75,241
         Philex Mining Corp. ........................     338,750        124,256
         Philippine Long Distance
            Telephone Co. ...........................       1,800        104,767
         SM Prime Holdings, Inc. ....................     160,600         41,635
                                                                    ------------
      TOTAL PHILIPPINES .............................                  1,174,896
                                                                    ------------
   POLAND -- 0.7%
         Agora SA ...................................       3,900         34,416
         Asseco Poland SA ...........................       3,273         58,665

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   POLAND -- (CONTINUED)
         Bank Millennium SA* ........................      31,428   $     52,088
         Bank Pekao SA ..............................       2,540        153,689
         Bank Zachodni WBK SA .......................         900         65,381
         BRE Bank SA* ...............................         320         32,874
         Budimex SA .................................         950         31,953
         Cersanit-Krasnystaw SA* ....................      13,950         50,708
         Cyfrowy Polsat SA ..........................       5,530         30,839
         Eurocash SA ................................       6,300         55,401
         Galp Energia SGPS SA -
            B Shares ................................       1,350         25,890
         Getin Holding SA* ..........................      18,000         69,956
         Globe Trade Centre SA* .....................       3,600         29,829
         Grupa Kety SA ..............................         450         19,328
         Grupa Lotos SA* ............................       2,600         31,961
         ING Bank Slaski SA .........................         200         60,434
         KGHM Polaksa Miedz
            SA ......................................       4,200        245,739
         LPP SA .....................................          90         65,856
         Mostostal-Warszawa SA ......................         600         12,410
         Multimedia Polska SA* ......................       7,700         24,475
         Netia SA* ..................................      21,500         37,791
         Orbis SA* ..................................       2,900         40,169
         PBG SA .....................................       1,090         78,490
         Polimex Mostostal SA .......................      24,500         33,130
         Polish Energy Partners
            SA* .....................................       4,100         46,426
         Polska Grupa
            Energetyczna SA .........................       3,500         27,446
         Polski Koncern Naftowy
            Orlen* ..................................       9,250        143,285
         Powszechna Kasa
            Oszczednosci Bank
            Polski SA* ..............................      14,900        218,275
         Telekomunikacja Polska
            SA ......................................      46,720        258,146
         TVN SA .....................................       8,950         51,757
         Zaklad Przetworstwa
            Hutniczego
            Stalprodukt SA ..........................         250         23,337
                                                                    ------------
      TOTAL POLAND ..................................                  2,110,144
                                                                    ------------
   PORTUGAL -- 0.1%
         Banco Comercial
            Portugues SA -
            Class R .................................      60,231         46,839
         Brisa Auto Estradas de
            Portugal SA .............................       5,428         37,862

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   PORTUGAL -- (CONTINUED)
         Cimpor Cimentos de
            Portugal SGPS SA ........................       1,197   $      8,110
         EDP - Energias de
            Portugal SA .............................      22,508         74,943
         Jeronimo Martins
            SGPS SA .................................       6,191         94,397
         Portugal Telecom
            SGPS SA .................................       3,519         40,170
                                                                    ------------
      TOTAL PORTUGAL                                                     302,321
                                                                    ------------
   QATAR -- 0.4%
         Barwa Real Estate Co. ......................       3,607         35,758
         Commercial Bank of
            Qatar ...................................       3,008         75,995
         Doha Bank QSC ..............................       2,658         47,445
         Gulf International
            Services OSC ............................       5,000         39,132
         Industries Qatar ...........................       8,430        319,467
         Masraf Al Rayan* ...........................      11,400         59,794
         Qatar Electricity &
            Water Co. ...............................       2,230         78,140
         Qatar Fuel Co. .............................         990         62,665
         Qatar Gas Transport Co.
            Nakilat .................................      14,400         79,088
         Qatar Insurance Co. ........................       1,715         39,325
         Qatar International
            Islamic Bank ............................       1,680         22,514
         Qatar Islamic Bank .........................       1,720         38,023
         Qatar National Bank ........................       3,531        179,386
         Qatar Navigation ...........................       2,703         69,255
         Qatar Telecom Q-Tel
            QSC .....................................       2,023         99,275
                                                                    ------------
      TOTAL QATAR                                                      1,245,262
                                                                    ------------
      ROMANIA -- 0.2%
         Antibiotice ................................     134,404         26,344
         Banca Transilvania* ........................     199,681         77,123
         Biofarm Bucuresti* .........................     481,487         31,131
         BRD-Groupe Societe
            Generale ................................      59,900        233,158
         SNP Petrom SA* .............................   1,393,500        147,169
         Transelectrica SA ..........................       2,450         15,005
                                                                    ------------
      TOTAL ROMANIA                                                      529,930
                                                                    ------------
   RUSSIA -- 1.9%
         CTC Media, Inc.++ ..........................       4,400        103,092

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   RUSSIA -- (CONTINUED)
         Fifth Power Generation
            Co., OGK-5 ..............................     321,200   $     29,583
         Gazprom OAO - ADR
            (New York Exchange) .....................      36,900        938,736
         Irkutsk Electronetwork
            Co. JSC .................................      82,604            108
         Irkutskenergo OJSC .........................      79,800         68,827
         JSC Gazprom Neft ...........................       8,500         35,658
         KAMAZ* .....................................      31,400         74,329
         LUKOIL - ADR
            (London Exchange) .......................       5,000        282,500
         Magnit OAO .................................       1,600        210,560
         Magnit OAO RegS -
            GDR .....................................       4,986        146,090
         Mechel - ADR ...............................       3,000         87,690
         Mining & Metallurgical
            Co., Norilsk Nickel -
            ADR .....................................       9,500        228,380
         Mobile Telesystems
            OJSC ....................................      25,700        218,450
         Mobile Telesystems
            OJSC - ADR ..............................       2,000         41,740
         Novolipetsk Steel
            OJSC - GDR ..............................       2,800        133,560
         Rosneft Oil Co. GDR ........................      35,100        238,680
         Rostelecom - ADR++ .........................       1,866         56,596
         Sberbank of Russian
            Federation ..............................     557,055      1,897,886
         Severstal - GDR RegS(1) ....................       2,200         35,200
         Sistema JSFC RegS -
            GDR .....................................       3,500         87,255
         Surgutneftegaz - ADR .......................      10,000         50,600
         Surgutneftegaz - ADR
            (London Exchange) .......................      23,500        251,450
         Tatneft - ADR ..............................       4,000        132,400
         TGK-2* .....................................     665,824            186
         TMK OAO* ...................................       1,300          6,695
         TMK OAO RegS -
            GDR* ....................................       1,300         26,858
         VTB Bank OJSC ..............................      22,630        149,132
         Wimm-Bill-Dann Foods
            OJSC - ADR ..............................       2,100         69,237
         X5 Retail Group NV -
            GDR* ....................................       6,407        296,324
                                                                    ------------
      TOTAL RUSSIA ..................................                  5,897,802
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SINGAPORE -- 0.8%
         CapitaLand, Ltd. ...........................      70,000   $    202,476
         CapitaMalls Asia, Ltd. .....................       7,000         10,586
         City Developments, Ltd. ....................       3,000         29,402
         ComfortDelgro Corp.,
            Ltd. ....................................      10,000         12,076
         Cosco Corp. Singapore,
            Ltd. ....................................      10,000         16,691
         DBS Group Holdings,
            Ltd. ....................................      15,847        176,877
         Fraser & Neave, Ltd. .......................      63,000        314,501
         Genting Singapore PLC* .....................     100,000        171,071
         Global Logistic
            Properties, Ltd.* .......................       3,000          5,049
         Golden Agri-Resources,
            Ltd. ....................................     407,040        254,143
         Jardine Cycle &
            Carriage, Ltd. ..........................       5,335        152,119
         Keppel Corp., Ltd. .........................      12,000        105,883
         Keppel Land, Ltd. ..........................       4,000         14,977
         Neptune Orient Lines,
            Ltd.* ...................................      49,500         84,141
         Olam International, Ltd. ...................      12,000         29,390
         Overseas Union
            Enterprise, Ltd. ........................       8,000         20,541
         SembCorp Industries,
            Ltd. ....................................      36,000        144,109
         SembCorp Marine, Ltd. ......................       4,000         16,734
         Singapore Airlines, Ltd. ...................      25,000        298,312
         Singapore Exchange, Ltd. ...................      13,000         85,258
         Singapore Press
            Holdings, Ltd. ..........................       8,000         24,836
         Singapore Technologies
            Engineering, Ltd. .......................       9,000         23,982
         United Industrial Corp.,
            Ltd. ....................................       9,000         17,539
         United Overseas Bank,
            Ltd. ....................................       3,000         42,573
         United Overseas Land
            Group, Ltd. .............................      40,000        148,209
         Venture Corp., Ltd. ........................      13,000         94,011
         Wilmar International, Ltd. .................      11,000         48,358
                                                                    ------------
      TOTAL SINGAPORE ...............................                  2,543,844
                                                                    ------------
   SLOVENIA -- 0.2%
         Gorenje Velenje* ...........................       2,600         46,836
         Krka dd Novo mesto .........................       2,670        224,602
         Luka Koper* ................................       1,120         26,591

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SLOVENIA -- (CONTINUED)
         Mercator Poslovni
            Sistem ..................................         300   $     62,864
         Nova Kreditna Banka
            Maribor* ................................       4,800         65,181
         Petrol .....................................         110         39,930
         Sava DD ....................................         100         11,960
         Telekom Slovenije DD .......................         400         45,969
                                                                    ------------
      TOTAL SLOVENIA ................................                    523,933
                                                                    ------------
   SOUTH AFRICA -- 1.7%
         ABSA Group, Ltd. ...........................       4,900        104,207
         Adcorp Holdings, Ltd. ......................      10,600         44,572
         Aeci, Ltd. .................................       3,000         37,571
         African Bank
            Investments, Ltd. .......................      11,480         67,558
         African Rainbow
            Minerals, Ltd. ..........................       2,100         67,031
         Anglo Platinum, Ltd.* ......................         600         63,301
         AngloGold Ashanti, Ltd. ....................       4,200        208,357
         ArcelorMittal South
            Africa, Ltd. ............................       2,610         31,418
         Aspen Pharmacare
            Holdings, Ltd. ..........................      20,859        291,624
         Aveng, Ltd. ................................       9,600         63,021
         AVI, Ltd. ..................................      12,300         56,277
         Barloworld, Ltd. ...........................       7,400         75,280
         Bidvest Group, Ltd. ........................       7,925        188,606
         Discovery Holdings, Ltd. ...................       7,999         47,877
         Exxaro Resources, Ltd. . ...................       2,300         47,645
         FirstRand, Ltd. ............................      45,500        134,875
         Foschini, Ltd. .............................       2,000         27,352
         Fountainhead Property
            Trust ...................................      18,100         19,253
         Gold Fields, Ltd. ..........................       7,500        137,208
         Grindrod, Ltd. .............................      12,600         36,268
         Group Five, Ltd. ...........................       4,500         24,945
         Harmony Gold Mining
            Co., Ltd. ...............................       4,800         60,513
         Impala Platinum
            Holdings, Ltd. ..........................       6,600        233,752
         Imperial Holdings, Ltd. . ..................       2,200         42,592
         Investec, Ltd. .............................       3,500         29,855
         JSE, Ltd. ..................................       2,600         31,161
         Kumba Iron Ore, Ltd. .......................       1,400         90,335
         Liberty Holdings, Ltd. .....................       2,800         30,833
         Massmart Holdings, Ltd. ....................       2,600         57,909
         MMI Holdings, Ltd. .........................       7,679         19,387

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SOUTH AFRICA -- (CONTINUED)
         MTN Group, Ltd. ............................      34,900   $    712,268
         Murray & Roberts
            Holdings, Ltd. ..........................      11,000         67,085
         Nampak, Ltd. ...............................      11,100         38,703
         Naspers, Ltd. ..............................       5,101        300,741
         Nedbank Group, Ltd. ........................       2,800         55,471
         Netcare, Ltd. ..............................      31,200         72,872
         Pick'n Pay Stores, Ltd. ....................       4,000         29,406
         Pretoria Portland
            Cement Co., Ltd. ........................       4,421         23,457
         Remgro, Ltd. ...............................       5,000         85,746
         Reunert, Ltd. ..............................       6,700         68,160
         RMB Holdings, Ltd. .........................       8,000         46,808
         Sanlam, Ltd. ...............................      21,000         89,059
         Sasol, Ltd. ................................       4,900        257,598
         Shoprite Holdings, Ltd. ....................      19,057        288,475
         Standard Bank Group,
            Ltd .....................................      21,527        351,557
         Steinhoff International
            Holdings, Ltd.* .........................      16,400         61,060
         Telkom SA, Ltd. ............................      10,100         58,322
         The Spar Group, Ltd. .......................       4,200         62,344
         Tiger Brands, Ltd. .........................       2,300         67,665
         Truworths International,
            Ltd .....................................       4,400         47,877
         Wilson Bayly Holmes-
            Ovcon, Ltd. .............................       2,800         59,130
         Woolworths Holdings,
            Ltd .....................................      10,600         43,369
                                                                    ------------
      TOTAL SOUTH AFRICA ............................                  5,257,756
                                                                    ------------
   SOUTH KOREA -- 1.6%
         Amorepacific Corp. .........................          30         30,108
         Busan Bank .................................       3,215         40,651
         Celltrion, Inc.* ...........................       7,765        229,207
         Cheil Industries, Inc. .....................         890         87,047
         Daewoo Engineering &
            Construction Co.,
            Ltd .....................................       4,364         49,412
         Daewoo International
            Corp ....................................       1,379         43,925
         Doosan Heavy Industries
            and Construction Co.,
            Ltd .....................................         430         32,509
         Doosan Infracore Co.,
            Ltd.* ...................................       2,200         54,278
         Hana Financial Group,
            Inc .....................................       2,270         86,608

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SOUTH KOREA -- (CONTINUED)
         Hanjin Shipping Co.,
            Ltd.* ...................................       1,497   $     50,784
         Hynix Semiconductor,
            Inc.* ...................................       3,690         78,033
         Hyosung Corp. ..............................         360         33,624
         Hyundai Department
            Store Co., Ltd. .........................         430         52,855
         Hyundai Heavy
            Industries ..............................         320        124,910
         Hyundai Merchant
            Marine Co., Ltd. ........................       1,180         40,082
         Hyundai Mobis ..............................         500        125,341
         Hyundai Motor Co. ..........................       1,967        300,709
         Hyundai Securities Co. .....................       2,330         30,590
         Hyundai Steel Co. ..........................         750         82,276
         KB Financial Group, Inc. ...................       3,513        185,726
         KCC Corp. ..................................         120         41,713
         Kia Motors Corp. ...........................       2,120         94,521
         Korea Electric Power
            Corp.* ..................................       3,700         98,458
         Korea Exchange Bank ........................       2,950         30,672
         Korea Zinc Co., Ltd. .......................         100         24,363
         Korean Air Lines Co.,
            Ltd.* ...................................         800         49,062
         KT Corp. ...................................       1,231         50,166
         KT&G Corp. .................................       1,400         79,813
         LG Chem, Ltd. ..............................         328        113,004
         LG Corp. ...................................         830         63,846
         LG Display Co., Ltd. .......................       1,160         40,680
         LG Electronics, Inc. .......................         770         80,060
         LG Telecom, Ltd. ...........................       5,860         37,022
         Lotte Shopping Co., Ltd. ...................         190         79,188
         Macquarie Korea
            Infrastructure Fund .....................       5,769         24,654
         Mirae Asset Securities
            Co., Ltd. ...............................         388         20,479
         NHN Corp.* .................................         380         76,007
         OCI Co., Ltd. ..............................         270         78,509
         POSCO ......................................         560        240,303
         S-Oil Corp. ................................         740         60,314
         Samsung C&T Corp. ..........................       1,000         69,522
         Samsung Card Co. ...........................       1,000         55,511
         Samsung Electro-
            Mechanics Co., Ltd. .....................         470         51,353
         Samsung Electronics
            Co., Ltd. ...............................         850        710,767
         Samsung Fire & Marine
         Insurance Co., Ltd. ........................         430         85,250

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SOUTH KOREA -- (CONTINUED)
         Samsung Heavy
            Industries Co., Ltd. ....................       1,680   $     60,989
         Samsung Securities Co.,
            Ltd .....................................         540         41,919
         Shinhan Financial Group
            Co., Ltd. ...............................       4,850        226,068
         Shinsegae Co., Ltd. ........................         150         81,152
         SK Energy Co., Ltd. ........................         800        136,752
         SK Holdings Co., Ltd. ......................         320         39,334
         SK Telecom Co., Ltd. .......................         600         91,726
         Woongjin Coway Co.,
            Ltd .....................................       1,510         53,620
         Woori Finance Holdings
            Co., Ltd. ...............................       5,090         69,517
         Woori Investment &
            Securities Co., Ltd. ....................       1,600         33,272
                                                                    ------------
      TOTAL SOUTH KOREA .............................                  4,948,261
                                                                    ------------
         SPAIN -- 0.8%
         Abertis Infraestructuras
            SA ......................................       1,790         32,316
         Acciona SA .................................       1,557        110,518
         ACS, Actividades de
            Construccion y
            Servicios, SA ...........................         845         39,685
         Amadeus IT Holding
            SA - Class A* ...........................       2,020         42,451
         Banco Bilbao Vizcaya
            Argentaria SA ...........................       1,660         16,918
         Banco de Sabadell SA .......................      40,280        158,788
         Banco de Valencia SA .......................         839          3,688
         Banco Espanol de
            Credito SA ..............................       2,792         23,143
         Banco Popular Espanol
            SA ......................................      53,089        273,745
         Banco Santander Central
            Hispano SA - ADR ........................       5,455         58,096
         Banco Santander SA .........................      43,816        466,896
         Criteria Caixacorp SA ......................      29,590        158,040
         Enagas .....................................       1,069         21,380
         Ferrovial SA ...............................       2,672         26,684
         Gamesa Corp
            Tecnologica SA* .........................       1,166          8,926
         Gas Natural SDG SA .........................      11,056        170,317
         Gestevision Telecinco
            SA ......................................         533          5,871
         Grifols SA .................................       3,713         50,749

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   SPAIN -- (CONTINUED)
         Iberdrola Renovables SA ....................      44,885   $    159,520
         Iberia Lineas Aereas de
            Espana SA* ..............................       1,412          6,059
         Indra Sistemas SA ..........................         534          9,153
         Industria de Diseno
            Textil SA ...............................       1,310         98,058
         Red Electrica
            Corporacion SA ..........................         642         30,265
         Repsol YPF SA ..............................       1,445         40,465
         Repsol YPF SA - ADR++ ......................      15,581        435,333
         Zardoya Otis SA ............................         816         11,509
                                                                    ------------
      TOTAL SPAIN ...................................                  2,458,573
                                                                    ------------
   SWEDEN -- 1.8%
         Alfa Laval AB ..............................      13,624        287,643
         Assa Abloy AB - Class B ....................       1,856         52,355
         Atlas Copco AB -
            A Shares ................................      18,200        459,431
         Atlas Copco AB -
            B Shares ................................       2,330         52,745
         Bankas Snoras AB* ..........................      30,780         19,784
         Boliden AB .................................       6,080        123,873
         CDON Group AB* .............................         191            883
         Electrolux AB - Class B ....................       3,628        102,955
         Elekta AB - Class B ........................       2,261         86,906
         Getinge AB - Class B .......................       1,185         24,808
         Hennes & Mauritz AB -
            Class B .................................       8,266        275,300
         Hexagon AB .................................       1,116         23,968
         Holmen AB - Class B ........................       2,300         75,714
         Husqvarna AB - Class B .....................       2,400         20,054
         Investor AB - Class B ......................      20,433        437,230
         Kinnevik Investment
            AB - Class B ............................         645         13,136
         Millicom International
            Cellular SA .............................         445         42,714
         Modern Times - Class B .....................         191         12,654
         Nordea Bank AB .............................      39,041        424,487
         Ratos AB - B Shares ........................         212          7,838
         Sandvik AB .................................       5,871        114,555
         Scania AB - Class B ........................      15,764        362,873
         Skandinaviska Enskilda
            Banken AB ...............................      15,031        125,497
         Skanska AB - Class B                              13,637        270,350
         SKF AB - Class B                                   8,011        228,608
         SSAB AB - Class A                                  5,663         95,445
         SSAB AB - Class B                                  1,865         27,544

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
SWEDEN -- (CONTINUED)
         Svenska Cellulosa AB -
            Class B .................................      18,824   $    297,209
         Swedbank AB
            (ForeningsSparbanken
            AB) - Class A* ..........................      27,060        378,388
         Swedish Match AB ...........................       3,202         92,788
         Tele2 AB - Class B .........................      11,354        235,568
         Telefonaktiebolaget LM
            Ericsson - ADR++ ........................      34,600        398,938
         Telefonaktiebolaget LM
            Ericsson - Class B ......................       8,868        102,770
         TeliaSonera AB .............................       4,613         36,621
         Volvo AB - Class B* ........................      24,484        431,305
                                                                    ------------
      TOTAL SWEDEN ..................................                  5,742,937
                                                                    ------------
   SWITZERLAND -- 4.4%
         ABB, Ltd. ..................................      48,566      1,084,377
         Actelion, Ltd.* ............................         590         32,307
         Adecco SA ..................................       2,683        175,950
         Aryzta AG ..................................         483         22,311
         Baloise Holding AG .........................       1,611        156,711
         Banque Cantonale
            Vaudoise* ...............................          79         41,463
         Compagnie Financiere
            Richemont SA ............................      14,454        849,951
         Credit Suisse Group -
            ADR .....................................       1,109         44,815
         Dufry Group Registered
            Shares* .................................       1,761        236,967
         Flughafen Zuerich AG .......................         170         69,461
         Geberit AG .................................         536        123,935
         Givaudan SA ................................         175        188,913
         Holcim, Ltd. ...............................       6,819        516,010
         Julius Baer Group, Ltd. ....................       1,191         55,766
         Kuehne & Nagel
            International AG ........................       2,321        322,918
         Lindt & Spruengli AG .......................           2         64,366
         Lindt & Spruengli AG .......................           4         12,075
         Logitech International
            SA* .....................................       1,059         20,137
         Lonza Group AG .............................       4,165        333,846
         Nestle SA ..................................      48,763      2,856,716
         Nobel Biocare Holding
            AG ......................................       1,928         36,365
         Novartis AG ................................       4,607        271,194
         Novartis AG - ADR++ ........................       4,100        241,695
         Pargesa Holding SA .........................       3,687        312,727

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
SWITZERLAND -- (CONTINUED)
         Roche Holding AG -
            Genusschein .............................      12,942   $  1,897,205
         Schindler Holding AG .......................         723         86,536
         Schindler Holding AG -
            Part. Cert. .............................       1,572        185,961
         SGS SA .....................................          55         92,310
         Sika AG ....................................         120        263,428
         Sonova Holdings AG
            (Phonak Holding AG) .....................         261         33,645
         Straumann Holding AG
            Registered Shares .......................          45         10,305
         Swatch Group AG ............................         805        358,926
         Swiss Life Holding AG ......................         677         97,645
         Swiss Reinsurance ..........................       6,668        357,717
         Syngenta AG ................................       1,066        312,481
         Synthes, Inc. ..............................         343         46,333
         The Swatch Group AG ........................         250         20,172
         UBS AG* ....................................      66,436      1,090,790
         Zurich Financial
            Services AG .............................       4,078      1,056,066
                                                                    ------------
      TOTAL SWITZERLAND .............................                 13,980,496
                                                                    ------------
   TAIWAN -- 1.9%
         Acer, Inc. .................................      28,870         89,215
         Advanced Semiconductor
            Engineering, Inc. .......................      71,451         82,708
         Asia Cement Corp. ..........................      39,359         43,535
         Asustek Computer, Inc. . ...................       6,312         59,967
         AU Optronics Corp.* ........................      54,125         56,248
         Catcher Technology Co.,
            Ltd. ....................................       9,438         34,960
         Cathay Financial
            Holding Co., Ltd. .......................      87,650        155,420
         Chang Hwa Commercial
            Bank ....................................      67,000         59,517
         China Airlines* ............................      80,004         70,794
         China Development
            Financial Holding
            Corp. ...................................     190,868         84,120
         China Steel Corp. ..........................     137,374        157,839
         Chinatrust Financial
            Holding Co., Ltd. .......................     167,964        123,281
         Chunghwa Telecom Co.,
            Ltd. ....................................      73,780        187,509
         Compal Electronics, Inc. ...................      59,735         79,185
         D-Link Corp. ...............................      36,046         37,089
         Delta Electronics, Inc. ....................      12,888         62,989
         Epistar Corp. ..............................      10,099         36,889

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   TAIWAN -- (CONTINUED)
         Far Eastern Department
            Stores Co., Ltd. ........................      44,341   $     74,139
         Far EasTone
            Telecommunications
            Co., Ltd. ...............................      36,000         52,228
         First Financial Holding
            Co., Ltd. ...............................      78,679         72,455
         Formosa Chemicals &
            Fibre Corp. .............................      37,950        127,817
         Formosa Petrochemical
            Corp. ...................................      15,990         54,239
         Formosa Plastics Corp. .....................      60,040        200,775
         Fubon Financial Holding
            Co., Ltd. ...............................      45,148         61,939
         HannStar Display Corp.* ....................     144,049         29,199
         High Tech Computer
            Corp. ...................................      33,258      1,026,605
         HON HAI Precision
            Industry Co., Ltd. ......................      52,486        211,517
         Hotai Motor Co., Ltd. ......................      20,000         61,187
         Hua Nan Financial
            Holdings Co., Ltd. ......................      74,261         61,892
         Innolux Display Corp.* .....................      68,389         94,527
         Lien Hwa Industrial
            Corp. ...................................      72,918         58,646
         Lite-On Technology
            Corp. ...................................      33,724         46,382
         MediaTek, Inc. .............................      10,082        144,367
         Mega Financial Holding
            Co., Ltd. ...............................     129,000         99,328
         Motech Industries, Inc. ....................      11,628         42,872
         Nan Kang Rubber Tire
            Co., Ltd.* ..............................      21,800         36,861
         Nan Ya Plastics Corp. ......................      62,730        156,413
         Nanya Technology
            Corp.* ..................................      44,327         24,705
         Novatek Microelectronics
            Corp., Ltd. .............................      10,145         32,707
         Pegatron Corp.* ............................      16,990         24,474
         POU Chen Corp. .............................      46,157         42,664
         Powerchip Semiconductor
            Corp.* ..................................      66,340         13,197
         President Chain Store
            Corp. ...................................      12,496         57,644
         Quanta Computer, Inc. ......................      40,571         85,159
         Realtek Semiconductor
            Corp. ...................................       8,739         20,861

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   TAIWAN -- (CONTINUED)
         Shin Kong Financial
            Holding Co., Ltd.* ......................      78,586   $     37,734
         Siliconware Precision
            Industries Co. ..........................      36,000         43,215
         Sino-American Silicon
            Products, Inc. ..........................      12,562         39,896
         SinoPac Financial
            Holdings Co., Ltd. ......................     121,000         55,818
         Synnex Technology
            International Corp. .....................      23,941         64,622
         Tainan Spinning Co.,
            Ltd .....................................     110,160         82,176
         Taishin Financial Holding
            Co., Ltd.* ..............................      84,859         50,205
         Taiwan Cement Corp. ........................      62,057         69,812
         Taiwan Cooperative
            Bank ....................................      46,550         40,393
         Taiwan Fertilizer Co.,
               Ltd ..................................      16,000         59,815
         Taiwan Kolin Co., Ltd.* ....................     141,000           --
         Taiwan Mobile Co., Ltd. ....................      42,527        101,663
         Taiwan Semiconductor
            Manufacturing Co.,
            Ltd .....................................     167,906        408,874
         Tatung Co., Ltd.* ..........................     287,000         77,566
         Tung Ho Steel Enterprise
            Corp ....................................      37,476         42,480
         Uni-President
            Enterprises Corp. .......................      81,478        120,862
         United Microelectronics
            Corp ....................................     131,000         73,236
         Walsin Lihwa Corp.* ........................     120,000         76,141
         Wistron Corp. ..............................      29,045         59,173
         Yuanta Financial Holding
            Co., Ltd. ...............................     100,000         74,769
         Yulon Motor Co., Ltd. ......................      22,640         47,910
         Zinwell Corp. ..............................      22,435         44,167
                                                                    ------------
      Total Taiwan ..................................                  6,106,591
                                                                    ------------
   THAILAND -- 0.7%
         Advanced Info Service
            PCL - For Reg ...........................      52,200        145,890
         Airports of Thailand PCL ...................      24,900         32,214
         Bangkok Bank PCL ...........................      12,500         63,231
         Bangkok Dusit Medical
         Service PCL ................................      20,600         31,776
         Bangkok Expressway
            PCL .....................................      50,500         33,002

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   THAILAND -- (CONTINUED)
         BEC World PCL ..............................      34,300   $     36,126
         Bumrungrad Hospital
            PCL .....................................      16,000         16,852
         CalComp Electronics
            Thailand PCL ............................     211,500         24,276
         Central Pattana PCL ........................      44,600         39,577
         Charoen Pokphand
            Foods PCL ...............................     140,200        114,876
         CP ALL PCL .................................      79,000        102,861
         Electricity Generating
            PCL .....................................      15,300         53,515
         Hana Microelectronics
            PCL .....................................      55,800         46,276
         IRPC PCL ...................................     269,900         58,197
         Kasikornbank PCL ...........................         100            416
         Kasikornbank PCL -
            For Reg .................................      33,200        143,570
         Khon Kaen Sugar
            Industry PCL ............................      39,100         16,192
         Krung Thai Bank PCL ........................     141,500         81,206
         Minor International PCL ....................      43,850         17,165
         PTT Aromatics &
            Refining PCL ............................      59,778         75,850
         PTT Chemical PCL -
            Foreign .................................      14,400         70,221
         PTT Exploration &
            Production PCL ..........................      31,800        176,993
         PTT Exploration &
            Production PCL -
            For Reg .................................         300          1,672
         PTT PCL ....................................      19,700        209,123
         Quality House PCL ..........................     838,700         58,427
         Ratchaburi Electricity Generating Holding
            PCL .....................................      46,000         58,368
         Siam Cement PCL ............................       7,000         83,792
         Siam City Cement PCL .......................       4,600         35,708
         Siam Commercial Bank PCL ...................      22,000         75,537
         Siam Makro PCL .............................       3,300         18,610
         Thai Airways International PCL .............      46,000         74,772
         Thai Beverage PCL ..........................     344,000         76,394
         Thai Oil PCL ...............................      25,600         66,452
         Thai Union Frozen Products PCL .............      17,220         29,990
         TMB Bank PCL* ..............................     546,200         42,761

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
THAILAND -- (CONTINUED)
      Total Access
         Communication PCL ..........................      31,000   $     42,625
                                                                    ------------
      Total Thailand ................................                  2,254,513
                                                                    ------------
   TURKEY -- 0.6%
         Akbank TAS .................................      27,103        150,611
         Akcansa Cimento AS .........................       4,900         23,929
         Akenerji Electrik Uretim
            AS* .....................................       5,751         13,448
         Anadolu Efes Biracilik
            ve Malt Sanayii AS ......................       5,963         90,372
         Anadolu Efes Biracilik
            ve Malt Sanayii AS - ADR ................           3              9
         Arcelik AS .................................       6,520         32,938
         Bim Birlesik Magazalar
            AS ......................................       2,500         85,006
         Cimsa Cimento Sanayi
            ve Tica .................................       4,400         28,497
         Dogan Sirketler Grubu
            Holding AS* .............................      45,907         33,300
         Dogus Otomotiv Servis
            ve Ticaret AS* ..........................      13,000         55,738
         Eczacibasi Ilac Sanayi .....................      19,500         31,574
         Enka Insaat ve Sanayi AS ...................      21,904         81,715
         Eregli Demir ve Celik Fabrikalari TAS* .....      22,351         73,828
         Haci Omer Sabinci Holding AS ...............      11,778         54,923
         Ihlas Holding* .............................      53,700         63,299
         Kardemir Karabuk Demir Celik Sanayi
            ve Ticaret AS* ..........................      68,862         33,896
         KOC Holding AS .............................      30,014        146,182
         Petkim Petrokimya
            Holding AS* .............................      24,518         37,793
         Petrol Ofisi AS ............................       6,494         27,759
         Sekerbank TAS ..............................           1              1
         Tofas Turk Otomobil
            Fabrikasi AS ............................       3,100         15,982
         Tupras-Turkiye Petrol
            Rafine ..................................       3,046         76,150
         Turk Hava Yollari
            Anonim Ortakligi* .......................      14,900         52,111
         Turk Telekomunikasyon
            AS ......................................      14,947         62,925

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   TURKEY -- (CONTINUED)
         Turkcell Iletisim Hizmet
            AS ......................................      26,208   $    179,077
         Turkiye Garanti Bankasi
            AS ......................................      37,053        187,665
         Turkiye Halk Bankasi
            AS* .....................................       8,554         72,576
         Turkiye Is Bankasi .........................      34,242        121,976
         Turkiye Vakiflar Bankasi
            Tao .....................................      16,700         42,291
         Ulker Biskuvi Sanayi AS ....................       8,021         28,572
         Yapi ve Kredi Bankasi
            AS* .....................................      19,578         61,625
         Yazicilar Holding AS .......................       2,500         21,778
                                                                    ------------
      TOTAL TURKEY ..................................                  1,987,546
                                                                    ------------
   UKRAINE -- 0.0%
         UkrTelecom - GDR*(1) .......................       9,846         31,617
                                                                    ------------
      TOTAL UKRAINE .................................                     31,617
                                                                    ------------
   UNITED ARAB EMIRATES -- 0.3%
         Aabar Investments PJSC* ....................      83,600         33,003
         Abu Dhabi Commercial
            Bank* ...................................      60,000         33,814
         Abu Dhabi National
            Hotels ..................................      50,000         40,839
         Air Arabia .................................     141,400         31,529
         Aldar Properties PJSC ......................      61,000         37,865
         Amlak Finance PJSC* ........................      50,900         11,460
         Arabtec Holding Co.* .......................      69,500         37,276
         Dana Gas PJSC* .............................     469,700         93,352
         DP World, Ltd. .............................     343,400        216,342
         Dubai Financial Market .....................      34,800         14,307
         Dubai Islamic Bank
            PJSC ....................................      65,548         38,904
         Emaar Properties PJSC* .....................     156,200        150,969
         Emirates NBD PJSC ..........................      52,030         39,097
         First Gulf Bank PJSC .......................       9,400         46,706
         Gulf Cement Co. ............................      65,000         27,961
         National Bank of
            Abu Dhabi PJSC ..........................      37,620        120,347
         Tabreed* ...................................      36,199         16,459
         Union National
            Bank/Abu Dhabi* .........................      43,560         37,239
         Union Properties PJSC* .....................      65,340          6,493
                                                                    ------------
      TOTAL UNITED ARAB EMIRATES ....................                  1,033,962
                                                                    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   UNITED KINGDOM -- 11.4%
         Admiral Group PLC...........................       1,164   $     27,531
         Aggreko PLC.................................       1,509         34,917
         Amec PLC....................................       1,893         34,044
         Anglo American PLC
            (London Exchange)........................      17,948        938,906
         Antofagasta PLC
            (Johannesburg Exchange)..................       2,244         56,780
         ARM Holdings PLC............................      21,191        144,633
         Associated British
            Foods PLC................................      61,199      1,129,821
         AstraZeneca PLC.............................      12,421        566,079
         Autonomy Corp. PLC*.........................       1,283         30,184
         Aviva PLC...................................      97,871        601,598
         Babcock International Group PLC.............       2,062         18,375
         BAE Systems PLC.............................     143,228        737,736
         Balfour Beatty PLC..........................       1,949          9,530
         Barclays PLC................................      57,724        238,566
         Barclays PLC - ADR++ .......................      34,212        565,182
         BG Group PLC................................      45,847        930,016
         BHP Billiton PLC............................      45,047      1,812,316
         BP PLC - ADR................................       8,851        390,949
         British Airways PLC*........................      16,054         68,430
         British American Tobacco PLC................      13,347        513,405
         British Sky Broadcasting Group PLC..........       6,568         75,493
         Bunzl PLC...................................       1,926         21,626
         Burberry Group PLC..........................       5,421         95,274
         Cairn Energy PLC*...........................      22,358        146,783
         Carnival PLC................................       1,008         46,884
         Carnival PLC - ADR..........................       6,900        319,953
         Centrica PLC................................      37,270        193,107
         Cobham PLC..................................       6,837         21,740
         Compass Group PLC...........................      34,646        314,444
         Diageo PLC..................................      18,667        345,862
         easyJet PLC*................................       7,181         49,458
         Eurasian Natural Resources Corp.............      18,128        298,104
         G4S PLC.....................................       8,338         33,077
         GlaxoSmithKline PLC.........................       7,639        148,142
         HFC Bank Ghana, Ltd.........................     243,750         72,174
         HSBC Holdings PLC...........................     315,832      3,227,838
         ICAP PLC....................................       3,213         26,866
         Imperial Tobacco Group PLC..................      34,237      1,052,432

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   UNITED KINGDOM -- (CONTINUED)
         Inmarsat PLC................................       2,496   $     26,250
         Intercontinental Hotels Group PLC...........       1,698         33,169
         International Power PLC.....................      44,169        302,486
         Intertek Group PLC..........................         932         25,769
         Invensys PLC................................       4,513         24,942
         ITV PLC*....................................      21,905         24,019
         J Sainsbury PLC.............................     138,772        815,266
         Johnson Matthey PLC.........................       1,263         40,239
         Kazakhmys PLC...............................      34,995        888,328
         Kingfisher PLC..............................     102,026        420,318
         Lloyds Banking Group PLC*...................   1,079,984      1,114,867
         Lloyds Banking Group PLC - ADR*++...........       7,315         30,065
         Lonmin PLC..................................         941         28,966
         Man Group PLC...............................      29,984        139,032
         Marks & Spencer Group PLC...................      31,764        183,167
         Mondi PLC...................................       1,785         14,358
         National Grid PLC...........................      17,837        154,169
         Next PLC....................................       5,369        165,820
         Old Mutual PLC..............................     182,856        352,127
         Pearson PLC - ADR...........................      12,537        199,213
         Petrofac, Ltd...............................      18,127        450,401
         Randgold Resources, Ltd.....................         529         43,623
         Reckitt Benckiser Group PLC.................       7,899        434,561
         Reed Elsevier PLC...........................       2,499         21,109
         Rexam PLC...................................      26,131        135,708
         Rio Tinto PLC...............................      44,324      3,159,475
         Rolls-Royce Group PLC*......................     780,480          1,920
         Rolls-Royce Group PLC.......................      19,385        188,872
         Royal Bank of Scotland Group PLC - ADR*.....      10,654        131,257
         RSA Insurance Group PLC.....................      46,162         90,247
         SABMiller PLC...............................      12,852        452,764
         Schroders PLC...............................         648         18,791
         Scottish & Southern Energy PLC..............      25,752        491,920
         Serco Group PLC.............................       2,809         24,385
         Severn Trent PLC............................       2,616         60,481
         Shire PLC...................................       4,956        119,500
         Smith & Nephew PLC..........................       4,929         52,045

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   UNITED KINGDOM -- (CONTINUED)
         Smiths Group PLC -
            Class B .................................       2,301   $     44,731
         Standard Chartered PLC .....................      15,609        421,374
         Tesco PLC ..................................      73,059        484,455
         The Capita Group PLC .......................       3,575         38,880
         The Sage Group PLC .........................      17,734         75,750
         The Weir Group PLC .........................       2,156         59,899
         Thomas Cook Group
            PLC .....................................     158,764        469,962
         Travis Perkins PLC .........................       3,143         51,990
         TUI Travel PLC .............................      11,654         44,911
         Tullow Oil PLC .............................       5,162        101,937
         Unilever PLC ...............................       9,761        299,820
         Vedanta Resources PLC ......................      14,410        568,495
         Vodafone Group PLC .........................     125,372        329,119
         Vodafone Group PLC -
            ADR .....................................     118,244      3,125,189
         Whitbread PLC ..............................       1,014         28,374
         WM Morrison
            Supermarkets PLC ........................     151,413        632,610
         Wolseley PLC* ..............................       8,612        275,688
         WPP PLC ....................................      23,964        296,257
         Xstrata PLC ................................     108,322      2,566,814
                                                                    ------------
      Total United Kingdom ..........................                 36,114,139
                                                                    ------------
   UNITED STATES -- 0.1%
         Brookfield Properties
            Corp ....................................      14,400        254,313
         Shaw Communication,
            Inc. - Class B ..........................       2,000         42,760
         Thomson Reuters Corp. ......................       2,303         85,833
                                                                    ------------
         TOTAL UNITED STATES ........................                    382,906
                                                                    ------------
   VIETNAM -- 0.1%
         Dragon Capital - Vietnam Enterprise
            Investments, Ltd.* ......................     101,745        201,455
                                                                    ------------
      TOTAL VIETNAM .................................                    201,455
                                                                    ------------
      TOTAL COMMON STOCK
         (COST $227,599,459) ........................                268,953,627
                                                                    ------------
   EXCHANGE-TRADED FUNDS -- 7.1%
         iShares MSCI EAFE Index Fund ...............       2,600        151,398
         iShares MSCI EAFE Value Index Fund .........      37,000      1,878,490

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
         iShares MSCI India Index Fund* .............      99,300   $    808,302
         Market Vectors - Gold Miners ETF ...........      13,383        822,653
         SPDR S&P International Small Cap ETF++ .....     140,730      4,340,113
         Vanguard Emerging Markets ETF ..............     302,600     14,570,190
                                                                    ------------
      TOTAL EXCHANGE-TRADED FUNDS
         (COST $21,468,302) .........................                 22,571,146
                                                                    ------------
MUTUAL FUNDS -- 3.7%
         MFS International New Discovery Fund .......     261,678      5,885,149
         Vanguard International Explorer Fund .......     353,490      5,892,672
                                                                    ------------
      TOTAL MUTUAL FUNDS
         (COST $9,433,563) ..........................                 11,777,821
                                                                    ------------
PREFERRED STOCK -- 1.3%
   BRAZIL -- 0.9%
         AES Tiete SA, 11.34% .......................       3,080         44,530
         Banco Bradesco SA, 0.59%....................      10,322        203,020
         Banco Itau Holding
            Financeira SA, 0.44% ....................      11,022        264,196
         Bradespar SA, 0.59% ........................       1,900         49,583
         Braskem SA - Class A, 0.00%*................       3,300         40,495
         Cia Brasileira de Distribuicao Grupo
            Pao de Acucar - Class B, 0.00%* .........          39          1,628
         Cia Brasileira de Distribuicao Grupo
            Pao de Acucar, 0.64% ....................       1,384         57,778
         Cia de Bebidas das Americas, 0.64% .........       9,535        290,186
         Cia Energetica de Minas Gerais, 2.93% ......       4,208         67,708
         Cia Energetica de Sao Paulo, 0.95% .........       4,100         66,687
         Cia Vale do Rio Doce - Class A, 3.37% ......      20,100        587,259
         Confab Industrial SA, 3.74%.................          --              2
         Gerdau SA, 0.74% ...........................       4,600         62,820

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   BRAZIL -- (CONTINUED)
         Gol Linhas Aereas
            Inteligentes SA,
            3.03%                                           1,000   $     15,120
         Investimentos Itau SA,
            0.62%                                          20,297        161,398
         Lojas Americanas SA,
            0.35%                                           5,100         47,037
         Marcopolo SA, 1.47% ........................       8,000         33,687
         Metalurgica Gerdau SA,
            1.49%                                           1,700         27,446
         Petroleo Brasileiro SA,
            1.07%                                          30,600        503,057
         Telecomunicacoes de
            Sao Paulo SA, 4.46% .....................         900         22,787
         Tim Participacoes SA,
            2.84%                                          10,000         33,193
         Ultrapar Participacoes
            SA, 2.73% ...............................         500         31,657
         Usinas Siderurgicas de
            Minas Gerais SA -
            Class A, 1.26% ..........................       4,300         49,631
         Vivo Participacoes SA,
            1.76%                                           2,200         70,638
                                                                    ------------
      TOTAL BRAZIL ..................................                  2,731,543
                                                                    ------------
   CHILE -- 0.0%
         Embotelladora Andina
            SA - Class B, 2.42% .....................       4,200         21,260
         Sociedad Quimica y
            Minera de Chile SA B,
            3.94%                                           2,000        113,402
                                                                    ------------
         TOTAL CHILE ................................                    134,662
                                                                    ------------
   CROATIA -- 0.0%
         Adris Grupa DD, 2.22% ......................         579         27,597
                                                                    ------------
      TOTAL CROATIA .................................                     27,597
                                                                    ------------
   GERMANY -- 0.4%
         Fresenius SE AG, 1.98% .....................       1,665        142,649
         Henkel AG & KGaA-
            Vorzug, 2.28% ...........................       1,804        111,851
         Porsche Automobil
            Holding SE AG,
            1.44%                                           6,362        508,175
         Volkswagen AG, 3.74% .......................       2,675        434,925
                                                                    ------------
      TOTAL GERMANY .................................                  1,197,600
                                                                    ------------

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
   RUSSIA -- 0.0%
         Transneft, 1.54% ...........................          25   $     34,750
                                                                    ------------
      TOTAL RUSSIA ..................................                     34,750
                                                                    ------------
   THAILAND-- 0.0%
      Siam Commercial Bank
         PCL, 5.25% .................................      16,600         57,270
                                                                    ------------
      TOTAL THAILAND ................................                     57,270
                                                                    ------------
      TOTAL PREFERRED STOCK
         (COST $2,534,958) ..........................                  4,183,422
                                                                    ------------
RIGHTS -- 0.1%
   BRAZIL -- 0.0%
         Banco Bradesco* ............................         171            885
         Metropolitan ...............................       4,813          2,417
                                                                    ------------
      TOTAL BRAZIL ..................................                      3,302
                                                                    ------------
         CANADA -- 0.0%
         Ivanhoe Mines, Ltd.* .......................       8,931         12,036
         Ivanhoe Mines, Ltd.* .......................       1,500          2,100
                                                                    ------------
         TOTAL CANADA ...............................                     14,136
                                                                    ------------
   MAURITIUS -- 0.0%
         Naide Resorts ..............................       2,261            563
                                                                    ------------
      TOTAL MAURITIUS ...............................                        563
                                                                    ------------
   MOROCCO -- 0.1%
         Douja Promotion Groupe
            Addoha SA* ..............................       6,000         74,994
         Lafarge Ciments ............................         110         75,029
                                                                    ------------
      TOTAL MOROCCO .................................                    150,023
                                                                    ------------
      TOTAL RIGHTS
         (COST $173,070) ............................                    168,024
                                                                    ------------
   CALL WARRANTS* -- 1.5%
         Citigroup Global Markets
            Holdings, Inc. - Gulf
            Bank Exp. 11/04/13 ......................      25,000         50,653
         Kuwait Food Co.
            Exp. 11/15/13 ...........................      10,000         58,296
         Kuwait Real Estate
            Co. Exp. 11/15/13 .......................     120,000         24,740
         Mena Holdings
            Exp. 11/15/13 ...........................      35,000         18,911

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CALL WARRANTS -- (CONTINUED)
            National Real Estate Bank for Development
               Exp. 11/04/13 ........................      40,000   $     23,887
         Citigroup Global Markets
            Holdings, Inc. (Continued)
            Boubyan Bank K.S.C
            Exp. 10/06/10 ...........................      20,000         44,788
            Commercial Bank
               of Kuwait
               Exp. 02/25/11 ........................      10,000         32,702
            Kuwait Finance House
               Exp. 01/14/10 ........................      20,000         82,467
            Mobile Telecommunication
               Co. Exp. 09/21/10 ....................      50,000        270,150
            National Bank of Kuwait
               Exp. 10/15/10 ........................      32,500        166,356
            National Industries
               Group Holdings
               Exp. 01/14/10 ........................      35,000         42,922
            National Investment
               Co. Exp. 10/06/10 ....................      30,000         48,520
            Public Warehousing Co.
               Exp. 03/17/11 ........................      15,000         27,726
            Boubyan Petrochemicals
               Exp. 10/06/10 ........................      60,000        115,169
            Gulf Cable and Electrical Industries
               Co ...................................      12,500         88,865
         JPMorgan Chase Bank
            NA - CW14
               KINHDO Corp.,
               Exp. 12/08/14 ........................      21,700         56,759
            CW14 Vincom
               JSC Exp. 12/16/14 ....................      19,841         99,216
            CW15 FPT Corp.
               Exp. 01/13/15 ........................      16,400         53,831
            CW15 HAGL
               JSC Exp. 03/03/15 ....................      15,700         63,209
            CW15 HOA
               Phat Group JSC
               Exp. 03/03/15 ........................      29,700         58,795
            CW15 PHA
               LAI Thermal Power
               Exp. 01/13/15 ........................      58,600         34,858

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CALL WARRANTS -- (CONTINUED)
         Mediobanca SPA -
            CW11 Exp. 03/18/11 ......................       2,495   $         18
         Merrill Lynch Int'l & Co. -
            CW15 Aditya
               Birla Nuvo Ltd.,
            Exp. 6/11/15 ............................       1,600         29,956
            CW15 Axis
               Bank, Ltd.,
               Exp. 03/16/15 ........................       2,760         83,316
            CW15 Container Corporation
               of India, Ltd.,
               Exp. 02/02/15 ........................       1,100         30,929
            CW15
               Jaiprakash Associates,
               Ltd., Exp. 06/15/15 ..................      11,900         28,189
            CW10 Burgan
               Bank, Exp. 04/24/13 ..................      30,000         56,518
            CW11 Cairn
               India, Ltd.,
               Exp. 12/27/11 ........................       4,470         33,271
            CW11 Cipla,
               Ltd./India,
               Exp. 08/16/11 ........................       6,800         56,250
            CW11 Grasim
               Industries, Ltd.,
               Exp. 05/02/11 ........................         300         15,721
            CW11 Hero
               Honda Motors, Ltd.,
               Exp. 05/02/11 ........................       1,400         62,262
            CW11 Indian
               Oil Corp., Ltd.,
               Exp. 08/25/11 ........................       9,200         70,464
            CW11 Mahindra
               & Mahindra, Ltd.,
               Exp. 05/03/11 ........................       7,700        134,037
            CW11 Maruti
               Suzuki India, Ltd.,
               Exp. 06/13/11 ........................       1,400         44,519
            CW11 Reliance
               Capital, Ltd.,
               Exp. 09/20/11 ........................       3,100         46,342
            CW11 Reliance
               Communications, Ltd.,
               Exp. 01/25/11 ........................      20,229         65,771
            CW11 Tata Steel,
               Ltd., Exp. 10/18/11 ..................       2,050         31,201

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CALL WARRANTS -- (CONTINUED)
         Merrill Lynch Int'l & Co. (Continued)
            CW11
               United Spirits, Ltd.,
               Exp. 10/05/11 ........................       2,200   $     72,033
            CW12 ABB Ltd.
               India, Exp. 06/27/12 .................       2,560         45,574
            CW12 Bharti
               Airtel Exp. 06/29/12 .................      24,296        193,422
            CW12 Colgate
               Palmolive India, Ltd.,
               Exp. 10/25/12 ........................         700         13,620
            CW12 DLF, Ltd.,
               Exp. 06/21/12 ........................       4,300         28,082
            CW12 Essar Oil,
               Ltd., Exp. 07/20/12 ..................       5,730         17,656
            CW12 Kotak
               Mahindra Bank, Ltd.,
               Exp. 04/20/12 ........................       1,900         19,281
            CW12 Mundra
               Port and Special
               Economic Zone, Ltd.,
               Exp. 11/23/12 ........................      21,000         67,667
            CW12 Power
               Grid Corp of India,
               Ltd., Exp. 09/27/12 ..................      24,600         54,092
            CW12 Punj
               Lloyd, Ltd.,
               Exp. 06/25/12 ........................       4,400         11,009
            CW13 Jindal
               Steel & Power, Ltd.,
               Exp. 01/30/13 ........................       4,700         74,860
            CW13 Piramal
               Healthcare, Ltd.,
               Exp. 02/05/13 ........................       6,060         63,704
            CW13 Reliance
               Power Exp. 02/04/13 ..................      10,600         37,499
            CW14 Larsen &
               Toubro, Ltd.,
               Exp. 06/10/14 ........................       1,900         83,897
            CW14 NTPC,
               Ltd., Exp. 10/06/14 ..................      22,673        101,763
            CW14 Oil &
               Natural Gas Corp.,
               Ltd., Exp. 02/18/14 ..................       4,257        123,220
            CW14 Reliance
               Industries, Ltd.,
               Exp. 06/23/14 ........................           1             12

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CALL WARRANTS -- (CONTINUED)
         Merrill Lynch Int'l & Co. (Continued)
            CW14 Sesa Goa,
               Ltd. Exp. 12/04/14 ...................       4,700   $     34,599
            CW14 Steel
               Authority of India,
               Ltd., Exp. 03/25/14 ..................       9,100         37,149
            CW14 Tata
               Consultancy Services,
               Ltd., Exp. 08/06/14 ..................       5,840        152,274
            CW14 Ultratech
               Cement Ltd.,
               Exp. 06/10/14 ........................         171          4,117
            CW15 Bharat
               Heavy Electricals Ltd.,
               Exp. 08/17/15 ........................       1,594         82,891
            CW15 HDFC
               Bank Ltd.,
               Exp. 05/26/15 ........................       2,551        133,898
            CW15
               Housing Development
               Finance Corp.,
               Exp. 08/19/15 ........................      13,800        223,847
            CW15
               Infrastructure
               Development Finance
               Co., Ltd.,
               Exp. 07/29/15 ........................      16,800         68,620
            CW15 Nestle
               India Ltd.,
               Exp. 09/17/15 ........................       1,500        127,964
            CW15 Ranbaxy
               Laboratories Ltd.,
               Exp. 10/26/15 ........................       2,500         33,478
            CW15
               Sterlite Industries
               India Ltd.,
               Exp. 06/24/15 ........................      10,000         41,752
            CW15
               Sun Pharmaceuticals
               Industries, Ltd.,
               Exp. 02/02/15 ........................      12,000        130,173
            CW15
               Suzlon Energy Ltd.,
               Exp. 08/15/15 ........................      10,500         12,836
            CW15
               Tata Power Co. Ltd.,
               Exp. 09/17/15 ........................       2,240         68,430

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CALL WARRANTS -- (CONTINUED)
         Merrill Lynch Int'l & Co. (Continued)
            CW15
               Unitech Ltd.,
               Exp. 07/07/15 ........................      10,200   $     15,127
            Dr. Reddys Labs
               Exp. 12/17/15 ........................       1,700         63,233
            Hindustan
               Unilever Ltd.,
               Exp 12/14/15 .........................      14,000         97,410
                                                                    ------------
      TOTAL CALL WARRANTS
         (COST $3,968,640) ..........................                  4,586,773
                                                                    ------------
CERTIFICATES* -- 0.2%
   SAUDI ARABIA -- 0.2%
         HSBC Bank PLC -
            Al Rajhi Bank,
               Exp. 04/30/12 ........................       1,700         37,624
            Alinma Bank,
               Exp. 06/04/12 ........................      10,150         28,418
            Almari Co., Ltd.,
               Exp. 03/27/12 ........................       1,600         47,676
            Arab National Bank,
               Exp. 06/04/12 ........................       3,000         30,158
            Banque Saudi Fransi,
               Exp. 04/30/12 ........................       3,300         39,333
            Ethad Etisalat Co.,
               Exp. 04/02/12 ........................       4,700         69,241
            National
               Industrialization Co.,
               Exp. 05/14/12 ........................       6,820         64,557
            Riyad Bank,
               Exp. 06/11/12 ........................       2,500         17,732
            Saudi Arabian
               Fertilizer Co.,
               Exp. 06/04/12 ........................       1,100         46,856
            Saudi Basic Industries
               Corp., Exp 03/26/12 ..................       3,800        106,138
            HSBC Bank PLC -
               Saudi Ind
               Investment Group.,
               Exp. 06/11/12 ........................       5,750         33,347

                                                                        VALUE
                                                          SHARES      (NOTE 2)
                                                        ---------   ------------
CERTIFICATES* -- (CONTINUED)
   SAUDI ARABIA -- (CONTINUED)
            Saudi Telecom Co.,
               Exp. 05/21/12 ........................       3,600   $     40,893
            Savola, Exp. 04/20/12 ...................       3,300         28,158
                                                                    ------------
         TOTAL SAUDI ARABIA .........................                    590,131
                                                                    ------------
         TOTAL CERTIFICATES
            (COST $521,242) .........................                    590,131
                                                                    ------------
SHORT-TERM INVESTMENTS HELD
   AS COLLATERAL FOR LOANED
   SECURITIES -- 3.9%
            BlackRock Liquidity
               Funds TempFund
               Portfolio -
               Institutional Series .................   1,748,404   $  1,748,404
            Institutional Money
               Market Trust .........................   10,456,522    10,456,522
                                                                    ------------
         TOTAL SHORT-TERM INVESTMENTS
            HELD AS COLLATERAL
            FOR LOANED SECURITIES
            (Cost $12,204,926)(3) ...................                 12,204,926
                                                                    ------------
SHORT TERM INVESTMENTS -- 1.5%
            BlackRock Liquidity
               Funds TempFund
               Portfolio -
               Institutional Series
               (Cost $4,871,461) ....................   4,871,461      4,871,461
                                                                    ------------
         TOTAL INVESTMENTS -- 104.2%
            (COST $282,775,621)+(2) .................                329,907,331
      LIABILITIES IN EXCESS OF
         OTHER ASSETS -- (4.2)% .....................                (13,180,157)
                                                                    ------------
      NET ASSETS -- 100.0% ..........................               $316,727,174
                                                                    ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

----------
*    Non-income producing security.

@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

+ The cost for Federal income tax purposes is $290,748,295. At December 31, 2010, net unrealized appreciation was $39,159,036. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $52,289,079, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $13,130,043.

(1)  Illiquid security.

(2) At December 31, 2010, the market value of securities on loan for the Multi-Manager International Fund was $11,696,407.

(3)  See Note 6 in Notes to Financial Statements.

++   Security partially or fully on loan.

ADR - American Depository Receipt
GDR - Global Depository Receipt
PLC - Public Limited Company

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

At December 31, 2010, the Multi-Manager International Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                             NET
                                                                            VALUE AT       UNREALIZED
                                             CONTRACT                     DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT         AMOUNT      COUNTERPARTY        2010       (DEPRECIATION)
---------------   -----------------------   ----------   --------------   ------------   --------------
January 2011      341,092                   $  346,746   Northern Trust    $  348,869        $ 2,123
                     Australian Dollar                      Corp.
January 2011      1,176,578                  1,176,219   Northern Trust     1,183,323          7,104
                     Canadian Dollar                        Corp.
January 2011      76,082                        21,310   Northern Trust        21,440            130
                     Israeli Shekel                         Corp.
January 2011      24,545,623                   298,250   Northern Trust       302,323          4,073
                     Japanese Yen                           Corp.
March 2011        26,023,027                   311,653   Northern Trust       320,776          9,123
                     Japanese Yen                           Corp.
January 2011      212,770                       31,248   Northern Trust        31,636            388
                     Swedish Krona                          Corp.
January 2011      49,415                        77,334   Northern Trust        77,042           (292)
                     United Kingdom Pound                   Corp.
                                                                                             -------
                                                                                             $22,649
                                                                                             =======

                                                                            VALUE AT           NET
                                             CONTRACT                     DECEMBER 31,     UNREALIZED
SETTLEMENT DATE       CURRENCY SOLD           AMOUNT      COUNTERPARTY        2010        DEPRECIATION
---------------   -----------------------   ----------   --------------   ------------   -------------
January 2011      659 EURO                   $    875    Northern Trust     $    881        $    (6)
                                                            Corp.
March 2011        250,386 EURO                330,592    Credit Suisse       334,506         (3,914)
March 2011        250,386 EURO                330,477    Northern Trust      334,505         (4,028)
                                                            Corp.
January 2011      631,518                      81,150    Northern Trust       81,247            (97)
                     Hong Kong Dollar                       Corp.
                                                                                            -------
                                                                                            $(8,045)
                                                                                            =======

At December 31, 2010, the Multi-Manager International Fund entered had open financial futures contracts as follows:

 Number                                                  Value at
   of          Underlying      EXPIRATION   Contract   DECEMBER 31,    Unrealized
Contracts   Contracts to Buy      DATE       AMOUNT        2010       Depreciation
---------   ----------------   ----------   --------   ------------   ------------
    3       DJ EURO STOXX 50   March 2011   $114,141     $112,009        $(2,132)
                                                                         -------
                                                                         $(2,132)
                                                                         =======

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Funds' net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                  LEVEL 2 -      LEVEL 3 -
                                  TOTAL            LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                 VALUE AT           QUOTED       OBSERVABLE    UNOBSERVABLE
                             DECEMBER 31, 2010      PRICES         INPUTS         INPUTS
                             -----------------   ------------   ------------   ------------
INVESTMENTS IN SECURITIES:
COMMON STOCK
   Argentina                    $    642,080     $    642,080   $        --        $--
   Australia                      13,061,386          446,888     12,614,498        --
   Austria                           847,158               --        847,158        --
   Belgium                         1,509,547          176,904      1,332,643        --
   Bermuda                           265,758          154,583        111,175        --
   Botswana                          433,793          433,793             --        --
   Brazil                          2,317,508        2,284,663         32,845        --
   Bulgaria                          320,735          246,139         74,596        --
   Canada                         20,769,833       20,769,833             --        --
   Cayman Islands                    240,597               --        240,597        --
   Chile                           2,204,012        2,204,012             --        --
   China                           5,233,066        1,175,129      4,057,937        --
   Colombia                        1,015,507        1,015,507             --        --
   Croatia                           540,259           49,280        490,979        --
   Czech Republic                    918,248               --        918,248        --
   Denmark                         3,180,235           58,550      3,121,685        --
   Egypt                           1,115,485        1,115,485             --        --
   Estonia                           635,712          635,712             --        --
   Finland                         1,950,275               --      1,950,275        --
   France                         14,830,077           58,290     14,771,787        --
   Germany                        14,015,771        1,785,276     12,230,495        --
   Ghana                             397,592          397,592             --        --
   Greece                            450,991               --        450,991        --
   Guernsey                           84,240               --         84,240        --
   Hong Kong                      10,177,494          223,200      9,954,294        --
   Hungary                         1,005,204               --      1,005,204        --
   India                           2,397,299        2,397,299             --        --
   Indonesia                       2,128,752          286,910      1,841,842        --
   Ireland                           582,528          287,741        294,787        --
   Israel                          1,295,428        1,295,428             --        --
   Italy                           2,963,873          196,688      2,767,185        --
   Japan                          39,181,039          215,318     38,965,721        --
   Jordan                            536,859          536,859             --        --
   Kazakhstan                        275,949          275,949             --        --
   Kenya                             563,926          563,926             --        --
   Latvia                             25,849           25,849             --        --
   Lebanon                           214,948          214,948             --        --
   Lithuania                         433,828          433,828             --        --
   Luxembourg                      1,983,396        1,590,021        393,375        --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                 LEVEL 2 -       LEVEL 3 -
                                   TOTAL           LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                  VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                             DECEMBER 31, 2010      PRICES         INPUTS         INPUTS
                             -----------------   ------------   ------------   ------------
INVESTMENTS IN SECURITIES:
COMMON STOCK (continued)
   Malaysia                     $  2,230,431     $     34,198   $  2,196,233       $--
   Mauritius                         658,891          618,645         40,246        --
   Mexico                          5,253,167        5,107,650        145,517        --
   Morocco                         1,146,309        1,146,309             --        --
   Netherlands                     9,877,843        3,329,372      6,548,471        --
   New Zealand                        58,176               --         58,176        --
   Nigeria                           562,138          562,138             --        --
   Norway                          1,218,751               --      1,218,751        --
   Oman                              582,502          582,502             --        --
   Pakistan                          610,501          610,501             --        --
   Peru                            1,179,797        1,179,797             --        --
   Philippines                     1,174,896               --      1,174,896        --
   Poland                          2,110,144               --      2,110,144        --
   Portugal                          302,321               --        302,321        --
   Qatar                           1,245,262        1,245,262             --        --
   Romania                           529,930               --        529,930        --
   Russia                          5,897,802        5,439,894        457,908        --
   Singapore                       2,543,844            5,049      2,538,795        --
   Slovenia                          523,933          282,531        241,402        --
   South Africa                    5,257,756          138,420      5,119,336        --
   South Korea                     4,948,261        4,948,261             --        --
   Spain                           2,458,573          493,429      1,965,144        --
   Sweden                          5,742,937          419,605      5,323,332        --
   Switzerland                    13,980,496          332,843     13,647,653        --
   Taiwan                          6,106,591        6,106,591              --       --
   Thailand                        2,254,513        1,985,375        269,138        --
   Turkey                          1,987,546        1,987,546             --        --
   Ukraine                            31,617           31,617             --        --
   United Arab Emirates            1,033,962        1,022,502         11,460        --
   United Kingdom                 36,114,139        4,835,902     31,278,237        --
   United States                     382,906          382,906             --        --
   Vietnam                           201,455               --        201,455        --
                                ------------     ------------   ------------       ---
Total Common Stock               268,953,627       85,022,525    183,931,102        --
                                ------------     ------------   ------------       ---
EXCHANGE-TRADED FUNDS             22,571,146       22,571,146             --        --
MUTUAL FUNDS                      11,777,821       11,777,821             --        --
PREFERRED STOCK
   Brazil                          2,731,543        2,729,915          1,628        --
   Chile                             134,662          134,662             --        --
   Croatia                            27,597               --         27,597        --
   Germany                         1,197,600               --      1,197,600        --
   Russia                             34,750           34,750             --        --
   Thailand                           57,270           57,270             --        --
                                ------------     ------------   ------------       ---
Total Preferred Stock              4,183,422        2,956,597      1,226,825        --
                                ------------     ------------   ------------       ---

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER INTERNATIONAL FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                  LEVEL 2 -      LEVEL 3 -
                                   TOTAL          LEVEL 1 -     SIGNIFICANT     SIGNIFICANT
                                  VALUE AT          QUOTED       OBSERVABLE    UNOBSERVABLE
                             DECEMBER 31, 2010      PRICES         INPUTS         INPUTS
                             -----------------   ------------   ------------   ------------
INVESTMENTS IN SECURITIES:
RIGHTS
   Brazil                       $      3,302     $        885   $      2,417       $--
   Canada                             14,136           14,136             --        --
   Mauritius                             563               --            563        --
   Morocco                           150,023           74,994         75,029        --
                                ------------     ------------   ------------       ---
Total Rights                         168,024           90,015         78,009        --
                                ------------     ------------   ------------       ---
CALL WARRANTS
   Germany                           455,967               --        455,967        --
   India                             883,822               --        883,822        --
   Indonesia                          63,704               --         63,704        --
   Italy                                  18               18             --        --
   Kuwait                             83,036               --         83,036        --
   Luxembourg                      2,352,661               --      2,352,661        --
   Saudi Arabia                       18,910               --         18,910        --
   United States                     728,655               --        728,655        --
                                ------------     ------------   ------------       ---
Total Call Warrants                4,586,773               18      4,586,755        --
                                ------------     ------------   ------------       ---
CERTIFICATES                         590,131               --        590,131        --
SHORT-TERM INVESTMENTS             4,871,461        4,871,461             --        --
COLLATERAL FOR LOANED
   SECURITIES                     12,204,926        1,748,404     10,456,522        --
                                ------------     ------------   ------------       ---
Total                           $329,907,331     $129,037,987   $200,869,344       $--
                                ------------     ------------   ------------       ---
Other financial instruments*
   Forward Foreign Currency
      Contracts                 $     14,604     $        --    $     14,604       $--
   Futures Contracts                  (2,132)         (2,132)             --        --
                                ------------     -----------    ------------       ---
Total                           $     12,472     $    (2,132)   $     14,604       $--
                                ============     ===========    ============       ===

* Other financial instruments are forward foreign currency contracts and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                       PRINCIPAL        VALUE
                                                        AMOUNT        (NOTE 2)
                                                     ------------   ------------
INFLATION-LINKED & FIXED INCOME
   SECURITIES -- 47.0%
CORPORATE BONDS -- 3.7%
   ENERGY -- 0.1%
         DCP Midstream
            Operating LP,
            3.25%, 10/01/15                          $    200,000   $    196,713
         Petroleos Mexicanos,
            5.50%, 01/21/21                               100,000        101,250
                                                                    ------------
                                                                         297,963
                                                                    ------------
   FINANCIALS -- 3.6%
         AK Transneft
            OJSC Via
            TransCapitalInvest
            Ltd.,
            8.70%, 08/07/18                               200,000        246,250
         American
            International
            Group, Inc.,
            5.85%, 01/16/18                               800,000        824,914
         Bank of Nova Scotia,
            0.34%, 02/07/11                             1,500,000      1,499,671
         Banque PSA Finance,
            4.00%, 07/19/13                               300,000        405,401
         Countrywide
            Financial Corp.,
            5.80%, 06/07/12                               200,000        210,419
         Dexia Credit Local
            SA, 144A@,++,
            0.70%, 03/05/13                             2,700,000      2,690,990
         Ford Motor Credit
            Co., LLC,
            7.38%, 02/01/11                               200,000        200,598
         Ford Motor Credit
            Co., LLC,
            7.25%, 10/25/11                               500,000        516,773
         GMAC, Inc.,
            7.25%, 03/02/11                               800,000        804,000
         International Lease
            Finance Corp.
            144A@,
            7.13%, 09/01/18                               100,000        106,250

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   FINANCIALS -- (CONTINUED)
         Merrill Lynch & Co.,
            Inc.++,
            1.31%, 06/29/12                          $    200,000   $    259,810
         Merrill Lynch & Co.,
            Inc.++,
            1.76%, 09/27/12                               700,000        905,751
         Royal Bank of
            Scotland PLC
            (The),
            2.70%, 08/23/13                             1,100,000      1,116,919
         Royal Bank of
            Scotland PLC
            (The)++,
            4.88%, 03/16/15                               300,000        306,877
         Royal Bank of
            Scotland PLC
            (The) 144A@,
            3.00%, 12/09/11                               100,000        102,082
         SLM Corp.,
            3.13%, 09/17/12                               400,000        516,319
         UBS AG++,
            1.38%, 02/23/12                               600,000        605,062
                                                                    ------------
                                                                      11,318,086
                                                                    ------------
      Total Corporate Bonds
         (Cost $11,415,828)                                           11,616,049
                                                                    ------------
EXCHANGE-TRADED FUNDS -- 2.3%
         iShares Barclays U.S.
            Treasury Inflation
            Protected Securities
            Index Fund
            (Cost $7,244,078)                              67,100      7,214,592
                                                                    ------------
VARIABLE RATE DEMAND NOTES++ -- 0.7%
         Banco Santander
            144A@
            1.54%, 04/20/12                               300,000        299,888
         Morgan Stanley,
            1.33%, 11/29/13                               300,000        382,060
         Permanent Master
            Issuer PLC,
            0.40%, 07/15/33                               600,000        583,853

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL        VALUE
                                                        AMOUNT        (NOTE 2)
                                                     ------------   ------------
VARIABLE RATE DEMAND
   NOTES++ -- (CONTINUED)
         Swedbank AB,
            144A@
            0.74%, 01/14/13                          $    800,000   $    799,163
                                                                    ------------
                                                                       2,064,964
                                                                    ------------
      Total Variable Rate Demand Notes
         (Cost $2,076,981)                                             2,064,964
                                                                    ------------
U.S. GOVERNMENT INFLATION-LINKED
   SECURITIES -- 13.2%
         U.S. Treasury Inflation
            Indexed Bonds,
            3.38%, 01/15/12                             1,362,000      1,753,694
            2.00%, 04/15/12                               342,000        381,988
            0.63%, 04/15/13                               576,000        614,012
            1.25%, 04/15/14                                40,000         43,471
            2.00%, 01/15/16                               508,000        609,532
            2.38%, 01/15/17                             1,200,000      1,450,234
            1.63%, 01/15/18                               700,000        781,968
            2.13%, 01/15/19                             2,510,000      2,829,243
            1.88%, 07/15/19                               900,000      1,002,298
            1.25%, 07/15/20                               400,000        410,721
            2.38%, 01/15/27                             2,200,000      2,651,493
            1.75%, 01/15/28                               278,000        295,430
            2.50%, 01/15/29                               248,000        286,648
            3.38%, 04/15/32                               904,000      1,439,558
            1.88%, 07/15/13                             3,278,000      4,162,245
            2.00%, 01/15/14                             2,130,000      2,706,649
            2.00%, 07/15/14                               730,000        915,461
            1.63%, 01/15/15                               400,000        488,536
            1.88%, 07/15/15                             4,100,000      4,993,880
            2.50%, 07/15/16                             2,080,000      2,528,097
            2.63%, 07/15/17                               100,000        120,090
            2.38%, 01/15/25                             1,123,000      1,449,938
            2.00%, 01/15/26                             2,726,000      3,189,404
            3.63%, 04/15/28                               384,000        670,262
            3.88%, 04/15/29                             3,399,000      6,064,637
                                                                    ------------
      TOTAL U.S. GOVERNMENT INFLATION-LINKED
         SECURITIES
         (COST $40,696,836)                                           41,839,489
                                                                    ------------

                                                       PRINCIPAL            VALUE
                                                        AMOUNT            (NOTE 2)
                                                     ------------       ------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- 26.1%
         Australia Government
            Bond,
            0.36%, 06/13/11                             1,500,000 AUD   $  1,498,223
         Australia Government
            Bond,
            4.00%, 08/20/20                               700,000 AUD      1,158,120
         Australia Government
            Bond,
            3.00%, 09/20/25                             4,400,000 AUD      4,800,978
         Brazil Notas do
            Tesouro Nacional
            Series F,
            10.00%, 01/01/12                              217,000 BRL        128,375
         Brazil Notas do
            Tesouro Nacional
            Series B,
            6.00%, 05/15/17                             3,618,000 BRL      4,290,147
         Brazil Notas do
            Tesouro Nacional
            Series B,
            6.00%, 05/15/45                             1,508,000 BRL      1,893,533
         Brazil Notas do
            Tesouro Nacional
            Series F,
            10.00%, 01/01/17                            5,161,000 BRL      2,969,266
         Bundesobligation
            Inflation Linked,
            2.25%, 04/15/13                             4,300,000 EUR      6,552,468
         Canadian Government
            Bond,
            4.25%, 12/01/21                               300,000 CAD        573,671
         Canadian Government
            Bond,
            3.00%, 12/01/36                               500,000 CAD        813,820
         Canadian Government
            Bond,
            1.50%, 12/01/44                               500,000 CAD        563,036
         Deutsche Bundesrepublik
            Inflation Linked,
            1.50%, 04/15/16                               200,000 EUR        309,562
         Deutsche Bundesrepublik
            Inflation Linked,
            1.75%, 04/15/20                               400,000 EUR        583,902

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL            VALUE
                                                        AMOUNT            (NOTE 2)
                                                     ------------       ------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
         France Government
            Bond OAT,
            3.00%, 07/25/12                               300,000 EUR   $    506,071
         France Government
            Bond OAT,
            1.60%, 07/25/15                               200,000 EUR        316,089
         France Government
            Bond OAT,
            1.00%, 07/25/17                               900,000 EUR      1,327,640
         France Government
            Bond OAT,
            2.25%, 07/25/20                               800,000 EUR      1,324,664
         France Government
            Bond OAT,
            1.10%, 07/25/22                               500,000 EUR        647,366
         France Government
            Bond OAT,
            2.10%, 07/25/23                               200,000 EUR        302,278
         France Government
            Bond OAT,
            3.40%, 07/25/29                               850,000 EUR      1,755,698
         France Government
            Bond OAT,
            3.15%, 07/25/32                               700,000 EUR      1,372,242
         France Government
            Bond OAT,
            1.80%, 07/25/40                               300,000 EUR        446,263
         Italy Buoni Poliennali
            Del Tesoro,
            2.50%, 07/01/12                               700,000 EUR        935,344
         Italy Buoni Poliennali
            Del Tesoro,
            2.15%, 09/15/14                               600,000 EUR        926,951
         Italy Buoni Poliennali
            Del Tesoro,
            2.10%, 09/15/17                               500,000 EUR        711,675
         Italy Buoni Poliennali
            Del Tesoro,
            2.35%, 09/15/19                               400,000 EUR        536,120
         Italy Buoni Poliennali
            Del Tesoro,
            2.60%, 09/15/23                               600,000 EUR        813,967
         Italy Buoni Poliennali
            Del Tesoro,
            2.35%, 09/15/35                               200,000 EUR        263,721

                                                       PRINCIPAL            VALUE
                                                        AMOUNT            (NOTE 2)
                                                     ------------       ------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
         Italy Buoni Poliennali
            Del Tesoro,
            2.55%, 09/15/41                               600,000 EUR   $    717,832
         Japanese Government
            CPI Linked Bond,
            1.40%, 03/10/18                           250,000,000 JPY      3,087,594
         Mexican Bonos,
            8.50%, 12/13/18                            15,154,200 MXN      1,355,534
         Mexican Udibonos,
            3.50%, 12/14/17                             6,680,500 MXN      2,585,881
         Network Rail
            Infrastructure
            Finance PLC,
            1.38%, 11/22/37                               320,000 GBP        631,801
         New South Wales
            Treasury Corp.,
            3.75%, 11/20/20                               800,000 GBP        918,171
         Poland Government
            Bond,
            3.00%, 08/24/16                             1,825,000 PLN        738,815
         South Africa
            Government Bond,
            2.60%, 03/31/28                             3,420,000 ZAR        650,025
         Sweden Government
            Bond,
            3.50%, 12/01/15                            10,500,000 SEK      2,112,536
         Sweden Government
            Bond,
            4.00%, 12/01/20                             3,700,000 SEK        866,019
         Sweden Government
            Bond,
            3.50%, 12/01/28                             4,100,000 SEK        966,470
         Turkey Government
            Bond,
            9.00%, 05/21/14                             1,300,000 TRL      1,193,250
         U.K. Gilt Inflation
            Linked,
            2.50%, 08/16/13                               300,000 GBP      1,304,509
         U.K. Gilt Inflation
            Linked,
            2.75%, 01/22/15                             4,200,000 GBP      6,729,233
         U.K. Gilt Inflation
            Linked,
            4.75%, 09/07/15                             1,300,000 GBP      2,255,725

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL           VALUE
                                                        AMOUNT           (NOTE 2)
                                                     ------------      ------------
FOREIGN GOVERNMENT INFLATION-
   LINKED SECURITIES -- (CONTINUED)
         U.K. Gilt Inflation
            Linked,
            2.50%, 07/26/16.......................        400,000 GBP   $ 1,955,403
         U.K. Gilt Inflation
            Linked,
            1.25%, 11/22/17.......................      2,200,000 GBP      4,330,869
         U.K. Gilt Inflation
            Linked,
            2.50%, 04/16/20.......................        650,000 GBP      3,236,400
         U.K. Gilt Inflation
            Linked,
            1.88%, 11/22/22.......................        500,000 GBP        976,734
         U.K. Gilt Inflation
            Linked,
            2.50%, 07/17/24.......................        200,000 GBP        883,499
         U.K. Gilt Inflation
            Linked,
            1.25%, 11/22/27.......................      1,793,000 GBP      3,556,691
         U.K. Gilt Inflation
            Linked,
            1.13%, 11/22/37.......................        800,000 GBP      1,577,650
         U.K. Gilt Inflation
            Linked,
            4.25%, 09/07/39.......................        500,000 GBP        787,106
         U.K. Gilt Inflation
            Linked,
            0.75%, 11/22/47.......................        600,000 GBP      1,088,956
                                                                        ------------
      Total Foreign Government Inflation-Linked
         Securities
         (Cost $79,859,509).......................                        82,827,893
                                                                        ------------
ASSET-BACKED SECURITIES -- 1.0%
         Ally Auto Receivables
            Trust, 144A@,
            1.32%, 03/15/12.......................   $    552,493            553,180
         Arkle Master Issuer PLC,
            0.85%, 02/17/52.......................        300,000            467,042
         Arkle Master Issuer PLC,
            144A@,
            1.43%, 05/17/60.......................        800,000            796,283
         SLM Student Loan Trust
            144A@,++,
            2.18%, 08/15/16.......................        129,661            129,661

                                                       PRINCIPAL
                                                        AMOUNT         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
ASSET-BACKED SECURITIES -- (CONTINUED)
         Venture CDO Ltd. 144A@,
            0.52%, 01/20/22.......................   $    400,000   $    351,342
         WaMu Mortgage
            Pass Through
            Certificates++,
            5.49%, 11/25/36.......................        628,327        485,271
         WaMu Mortgage
            Pass Through
            Certificates++,
            5.01%, 03/25/37.......................        286,147        248,250
                                                                    ------------
      Total Asset-Backed Securities
         (Cost $2,960,478)........................                     3,031,029
                                                                    ------------
      Total Inflation-Linked & Fixed Income
         Securities
         (Cost $144,253,710)......................                   148,594,016
                                                                    ------------
REAL ESTATE RELATED
   SECURITIES -- 28.5%
COMMON STOCK -- 11.4%
   DEPARTMENT STORES -- 0.5%
         Lifestyle International
            Holdings, Ltd.........................        575,400      1,415,875
                                                                    ------------
   DIVERSIFIED -- 0.1%
         Fonciere Des Regions.....................            645         62,425
         Shaftesbury PLC*.........................         45,000        315,411
                                                                    ------------
                                                                         377,836
                                                                    ------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- 5.1%
         CapitaLand, Ltd..........................        619,550      1,792,055
         City Developments,
            Ltd...................................        123,200      1,207,450
         Daito Trust Construction
            Co., Ltd..............................          4,101        280,273
         Daiwa House Industry
            Co., Ltd..............................         88,700      1,086,545
         Great Eagle Holdings,
            Ltd...................................         32,100         99,681
         Hang Lung Group, Ltd.....................         55,900        367,272
         Hang Lung Properties,
            Ltd...................................        353,000      1,649,930
         Kerry Properties, Ltd....................        239,000      1,244,307
         Lend Lease Corp., Ltd....................         17,150        151,428

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   DIVERSIFIED REAL ESTATE ACTIVITIES -- (CONTINUED)
         Mitsubishi Estate Co.,
            Ltd...................................        133,120   $  2,460,219
         Mitsui Fudosan Co., Ltd..................        101,889      2,024,899
         Sumitomo Realty &
            Development Co., Ltd..................         43,300      1,030,091
         Sun Hung Kai
            Properties, Ltd.......................        141,000      2,339,416
         Wharf Holdings, Ltd......................         47,000        361,357
                                                                    ------------
                                                                      16,094,923
                                                                    ------------
   HOTELS, RESORTS & CRUISE LINES -- 1.0%
         Shangri-La Asia, Ltd.....................        413,000      1,120,383
         Sol Melia, SA............................        105,000        979,019
         Starwood Hotels & Resorts
            Worldwide, Inc.(1)....................         17,400      1,057,572
                                                                    ------------
                                                                       3,156,974
                                                                    ------------
         INDUSTRIAL -- 0.0%
            Segro PLC.............................         23,082        103,354
                                                                    ------------
         OFFICE -- 0.3%
            CapitaCommercial Trust ...............        405,000        473,789
            ING Office Fund.......................        621,400        352,828
                                                                    ------------
                                                                         826,617
                                                                    ------------
   REAL ESTATE DEVELOPMENT -- 1.3%
         Cheung Kong Holdings,
            Ltd...................................        111,410      1,716,993
         China Overseas Land &
            Investment, Ltd.......................        606,000      1,120,354
         Guangzhou R&F
            Properties Co., Ltd...................        274,000        391,664
         Keppel Land, Ltd.........................         47,400        177,480
         Longfor Properties
            Co., Ltd..............................        105,000        146,109
         Sino Land Co., Ltd.......................         85,000        158,825
         Wing Tai Holdings, Ltd. .................        400,000        527,350
                                                                    ------------
                                                                       4,238,775
                                                                    ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
         Nexity SA................................          5,120        234,045
                                                                    ------------
   REAL ESTATE OPERATING COMPANIES -- 2.6%
         Aeon Mall Co., Ltd.......................         46,000      1,230,528
         Brookfield Properties
         Corp.....................................         22,300        390,919

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   REAL ESTATE OPERATING COMPANIES -- (CONTINUED)
         Castellum AB.............................         30,150   $    410,547
         Central Pattana PCL -
            NVDR..................................        800,000        708,230
         Global Logistic
            Properties, Ltd.*.....................        349,300        587,905
         Grainger PLC.............................         53,620         88,413
         Hongkong Land
            Holdings, Ltd.........................        326,700      2,358,774
         Hufvudstaden AB -
            Class A...............................         17,560        205,240
         Hysan Development
            Co., Ltd..............................        380,842      1,792,025
         Norwegian Property
            ASA*..................................         88,030        156,756
         Safestore Holdings PLC ..................         70,600        143,669
         Swiss Prime Site AG*.....................          4,140        308,873
                                                                    ------------
                                                                       8,381,879
                                                                    ------------
   RETAIL -- 0.4%
         General Growth
            Properties, Inc.......................         50,200        777,096
         Westfield Retail Trust*..................        225,163        591,862
                                                                    ------------
                                                                       1,368,958
                                                                    ------------
      Total Common Stock
         (Cost $25,117,359).......................                    36,199,236
                                                                    ------------
REAL ESTATE INVESTMENT
   TRUSTS -- 17.1%
   DIVERSIFIED -- 3.1%
         British Land Co. PLC*....................         49,638        407,452
         Canadian Real Estate
            Investment Trust......................          3,088         96,432
         Dexus Property Group.....................        705,514        573,518
         General Property Trust...................        370,296      1,114,993
         ICADE....................................          5,600        571,827
         Kenedix Realty
            Investment Corp.*.....................             25        117,318
         Land Securities Group
            PLC...................................        148,536      1,566,833
         Liberty Property Trust(1) ...............         18,800        600,096
         Mirvac Group.............................        226,475        284,156
         Stockland Corp., Ltd.....................        377,614      1,390,943
         United Urban Investment
            Corp..................................            180        229,820

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   DIVERSIFIED -- (CONTINUED)
         Vornado Realty Trust.....................         33,573   $  2,797,638
                                                                    ------------
                                                                       9,751,026
                                                                    ------------
   INDUSTRIAL -- 0.8%
         AMB Property Corp.(1)....................         29,300        929,103
         Goodman Group............................        753,419        500,709
         Japan Logistics Fund,
            Inc.*.................................             17        160,331
         ProLogis(1)..............................         60,800        877,952
                                                                    ------------
                                                                       2,468,095
                                                                    ------------
   OFFICE -- 2.8%
         Alexandria Real Estate
            Equities, Inc.(1).....................          7,100        520,146
         Boston Properties, Inc...................         30,200      2,600,220
         Derwent London PLC.......................         50,578      1,234,943
         Digital Realty Trust,
            Inc.(1)...............................         14,900        767,946
         Douglas Emmett, Inc.(1)..................         34,000        564,400
         Great Portland Estates
            PLC...................................        130,290        734,307
         Highwoods Properties,
            Inc.(1)...............................          6,100        194,285
         Japan Real Estate
            Investment Corp.*.....................             55        569,778
         Nippon Building Fund,
            Inc...................................             33        338,194
         SL Green Realty Corp.(1) ................         19,300      1,302,943
         Societe Immobiliere
            de Location Pour
            l'Industrie et le
            Commerce..............................          1,220        151,079
                                                                    ------------
                                                                       8,978,241
                                                                    ------------
   RESIDENTIAL -- 2.0%
         American Campus
            Communities, Inc.(1)..................         21,000        666,960
         Apartment Investment &
            Management Co. -
            Class A...............................         19,600        506,464
         AvalonBay Communities,
            Inc.(1)...............................         14,129      1,590,219
         BRE Properties, Inc.(1)..................         10,900        474,150
         Equity Residential(1)....................         26,700      1,387,065
            Essex Property Trust,
            Inc.(1)...............................         10,000      1,142,200

                                                                        VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   RESIDENTIAL -- (CONTINUED)
         Nippon Accommodations
            Fund, Inc.*...........................             20   $    154,505
         UDR, Inc.*(1)............................         26,219        616,671
                                                                    ------------
                                                                       6,538,234
                                                                    ------------
   RETAIL -- 5.8%
         Calloway Real Estate
            Investment Trust......................          9,700        227,989
         CapitaMall Trust.........................        258,242        392,769
         Corio NV.................................          4,130        265,183
         Developers Diversified
            Realty Corp.(1).......................         31,100        438,199
         Eurocommercial
            Properties NV.........................          3,949        182,114
         Federal Realty
            Investment Trust......................         20,100      1,566,393
         Frasers Centrepoint
            Trust.................................         83,000         97,181
         Frontier Real Estate
            Investment Corp.......................             31        295,634
         Hammerson PLC............................         30,669        199,865
         Immobiliare Grande
            Distribuzione.........................        177,000        344,619
         Japan Retail Fund
            Investment Corp.*.....................            176        336,573
         Kimco Realty Corp........................          8,400        151,536
         Klepierre................................         21,646        781,804
         Liberty International PLC................         32,750        213,614
         Mercialys SA.............................          7,646        287,366
         Primaris Retail Real
            Estate Investment
            Trust.................................          7,200        141,494
         Regency Centers Corp.....................         17,200        726,528
         RioCan Real Estate
            Investment Trust......................         23,000        508,901
         Simon Property Group,
            Inc.(1)...............................         39,737      3,953,434
         Suntec Real Estate
            Investment Trust......................        141,000        164,837
         Tanger Factory Outlet
            Centers, Inc.(1)......................          3,900        199,641
         Taubman Centers, Inc.....................         20,600      1,039,888
         The Link Real Estate
            Investment Trust......................        109,800        340,923

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   RETAIL -- (CONTINUED)
         The Macerich Co..........................         24,884   $  1,178,755
         Unibail-Rodamco SE*......................         16,763      3,319,043
         Westfield Group..........................        100,585        985,259
                                                                    ------------
                                                                      18,339,542
                                                                    ------------
   SPECIALIZED -- 2.6%
         Health Care Property
            Investors, Inc.(1)....................         31,600      1,162,564
         Host Hotels & Resorts,
            Inc.(1)...............................        131,671      2,352,961
         Nationwide Health
            Properties, Inc.......................         32,900      1,196,902
         Pebblebrook Hotel Trust .................          7,700        156,464
         Public Storage(1)........................         18,000      1,825,560
         Ventas, Inc.(1)..........................         29,000      1,521,920
                                                                    ------------
                                                                       8,216,371
                                                                    ------------
      Total Real Estate Investment Trusts
         (Cost $37,586,438).......................                    54,291,509
                                                                    ------------
      Total Real Estate Related Securities
         (Cost $62,703,797).......................                    90,490,745
                                                                    ------------
COMMODITY RELATED SECURITIES -- 19.4%
STRUCTURED NOTE -- 6.6%
         Deutsche Bank AG, London Branch,
            Structured Note Linked to the DB
            Liquidity Commodity Index 0.20%,
            03/01/11 (Cost $15,000,000)...........   $ 15,000,000     21,025,500
                                                                    ------------
EXCHANGE-TRADED FUNDS -- 4.3%
         PowerShares DB Commodity Index
            Tracking Fund*(1) (Cost $9,741,001)...        497,440     13,719,395
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
INVESTMENT COMPANIES -- 8.5%
         Credit Suisse Commodity Return Strategy
            Fund..................................   $  1,496,717   $ 13,979,337
         PIMCO Commodity RealReturn Strategy
            Fund - Institutional Shares...........      1,393,504     12,945,652
                                                                    ------------
      Total Investment Companies
         (Cost $19,561,255).......................                    26,924,989
                                                                    ------------
      Total Commodity Related Securities
         (Cost $44,302,256).......................                    61,669,884
                                                                    ------------
PURCHASED OPTIONS -- 0.0%
         U.S. 1Y Futures Expires 11/19/12
            at 2.00% (Cost $2,910)................            120          8,189
                                                                    ------------
      Total Purchased Options
         (Cost $2,910)............................                         8,189
                                                                    ------------
SHORT-TERM INVESTMENTS -- 9.5%
   CERTIFICATES OF DEPOSIT -- 0.5%
         Rabobank Nederland, 0.33%, 03/07/11......      1,500,000      1,500,109
                                                                    ------------
   COMMERCIAL PAPER -- 6.1%
         American Honda Finance Corp.,
            0.26%, 02/22/11.......................      1,500,000      1,499,317
         Archer Daniels Midland Co.,
            0.30%, 03/30/11.......................      1,500,000      1,498,780
         Bank of Nova Scotia,
            0.59%, 10/18/12.......................      1,500,000      1,501,335
         BP Capital Markets PLC,
            0.80%, 11/22/11.......................      1,500,000      1,487,246
         Commonwealth Bank of Australia,
            0.27%, 03/28/11.......................      1,500,000      1,498,920
         General Electric Capital Corp.,
            0.60%, 03/25/11.......................      1,500,000      1,499,244
         MetLife,
            0.41%, 05/23/11.......................      1,500,000      1,497,527

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   COMMERCIAL PAPER -- (CONTINUED)
         Northwest Natural Gas,
            0.43%, 02/04/11.......................   $  1,500,000   $  1,499,565
         Reckitt Benckiser Treasury
            Services PLC,
            0.30%, 01/13/11.......................      1,350,000      1,349,876
         Shell International
            Finance B.V.,
            0.73%, 07/01/11.......................      1,500,000      1,498,013
         Straight-A Funding LLC,
            0.26%, 01/26/11.......................      1,500,000      1,499,703
         Toyota Motor Credit
            Corp.,
            0.41%, 02/14/11.......................      1,500,000      1,499,514
         Westpac Banking Corp.,
            0.28%, 04/08/11.......................      1,500,000      1,498,907
                                                                    ------------
                                                                      19,327,947
                                                                    ------------
   MONEY MARKET FUNDS -- 0.7%
         BlackRock Liquidity Funds TempFund
            Portfolio - Institutional Series......       2,353,773     2,353,773
                                                                    ------------
   REPURCHASE AGREEMENT -- 0.3%
         With Barclays Capital, Inc.
            at 0.28%, dated 12/31/10,
            to be purchased 01/03/11,
            repurchase price $1,100,026
            collaterized by FHLMC,
            par value $1,110,445,
            4.50%, 01/01/41, market
            value $1,134,818......................      1,100,000      1,100,000
                                                                    ------------
   U.S. AGENCY OBLIGATIONS -- 1.9%
         Federal Farm Credit Bank,
            0.23%, 08/11/11.......................      4,200,000      4,194,868
         Federal Home Loan Banks,
            0.25%, 07/15/11.......................      1,900,000      1,898,166
                                                                    ------------
                                                                       6,093,034
                                                                    ------------
      Total Short-Term Investments
         (Cost $30,368,874).......................                    30,374,863
                                                                    ------------

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
   SHORT-TERM INVESTMENT HELD AS
         COLLATERAL FOR LOANED SECURITIES -- 6.7%
         BlackRock Liquidity Funds
            TempFund Portfolio -
            Institutional Series..................    $ 9,431,417   $  9,431,417
         Institutional Money
            Market Trust,
            0.26%, 01/03/11.......................     11,888,728     11,888,728
                                                                    ------------
      TOTAL SHORT-TERM INVESTMENT
         HELD AS COLLATERAL FOR LOANED SECURITIES
         (Cost $21,320,145)(3)....................                    21,320,145
                                                                    ------------
      TOTAL INVESTMENTS, BEFORE OPTIONS
         WRITTEN -- 111.0%
         (Cost $302,951,692)......................                   352,457,842
                                                                    ------------
OPTIONS WRITTEN -- (0.1)%
         90 Day Euro Dollar Futures
            Expires 03/16/11 at
            1.30%.................................            (60)          (593)
         Euro Dollar Futures
            Expires 9/19/11 at
            Strike Price $99.375..................            (21)       (12,338)
         Euro Dollar Futures
            Expires 9/19/11 at
            Strike Price $99.375..................            (21)        (8,663)
         INF FLOOR USD
            Expires 4/7/20 at
            Strike Price $216.687.................           (260)       (25,910)
         U.S. 2Y Futures
            Expires 9/24/12 at 2.25%..............           (590)       (83,569)
         U.S. 2Y Futures
            Expires 9/24/12 at 2.25%..............            (30)        (4,249)
         U.S. 2Y Futures
            Expires 9/24/12 at 2.25%..............            (20)        (2,833)
         U.S. 3Y Futures
            Expires 06/18/12 at 3.00%.............            (60)        (7,926)
         U.S. 3Y Futures
            Expires 6/18/12 at 3.00%..............           (110)       (14,530)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
OPTIONS WRITTEN -- (CONTINUED)
         U.S. 3Y Futures
            Expires 6/18/12 at 3.00%..............   $        (90)  $    (11,889)
         U.S. 3Y Futures
            Expires 6/18/12 at 3.00%..............           (100)       (13,210)
         U.S. 3Y Futures
            Expires 6/18/12 at 3.00%..............            (80)       (10,568)
         U.S. 5Y Futures
            Expires 3/16/11 at 0.80%..............            (60)        (1,252)
         U.S. 10YR Futures
            Expires 7/10/12 at 10.00%.............            (30)          (214)
         U.S. 10YR Futures
            Expires 7/12/12 at 10.00%.............            (40)          (285)
         U.S. 1Y Futures
            Expires 10/11/11......................           (120)       (20,186)
         U.S. 1Y Futures
            Expires 10/11/11......................            (60)        (4,863)
         U.S. 1Y Futures
            Expires 10/11/11......................            (40)        (3,242)
         U.S. 1Y Futures
            Expires 11/14/11......................           (140)       (23,498)
         U.S. 1Y Futures
            Expires 11/19/12 at 1.00%.............           (120)       (14,935)
         U.S. 5Y Futures
            Expires 3/16/11 at 0.90%..............            (10)          (101)
         U.S. 5Y Futures
            Expires 3/16/11 at 1.70%..............            (10)           (30)
         U.S. 5Y Futures
            Expires 6/15/11 at 0.80%..............            (30)          (903)
         U.S. 5Y Futures
            Expires 6/15/11 at 1.20%..............            (30)        (1,099)

                                                       PRINCIPAL
                                                        AMOUNT/         VALUE
                                                        SHARES        (NOTE 2)
                                                     ------------   ------------
OPTIONS WRITTEN -- (CONTINUED)
         U.S. 5Y Futures
            Expires 6/15/11 at 1.20%..............   $        (10)  $       (366)
                                                                    ------------
      Total Options Written
         (Premiums Received $195,851).............                      (267,252)
                                                                    ------------
      Total Investments, Net of Options
         Written -- 111.0%
         (Cost $302,755,841)+(2)..................                  $352,190,590
   LIABILITIES IN EXCESS OF
      OTHER ASSETS -- (11.0)%.....................                   (34,789,320)
                                                                    ------------
   NET ASSETS -- 100.0%...........................                  $317,401,270
                                                                    ============

----------
@ Security sold within the terms of a private placement memorandum, restricted and/or exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in the program or other "accredited investors." Unless otherwise indicated, security is considered liquid.

++ Denotes a Variable or Floating Rate Note. Variable or Floating Rate Notes are instruments whose rates change periodically. The rates shown are the interest rates as of December 31, 2010.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

*    Non-income producing security.

+ The cost for Federal income tax purposes is $315,342,902. At December 31, 2010, net unrealized appreciation was $37,114,940. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $61,513,965, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $24,399,025.

(1)  Security partially or fully on loan.

(2) At December 31, 2010, the market value of securities on loan for the Multi-Manager Real Asset Fund was $19,876,536.

(3)  See Note 6 in the Notes to Financial Statements.

PLC -- Public Limited Company
AUD -- Australian Dollar
BRL -- Brazilian Real
CAD -- Canadian Dollar
EUR -- Euro
GBP -- United Kingdom Pound
JPY -- Japanese Yen
MXN -- Mexican Peso
PLN -- Polish Zloty
SEK -- Swedish Krona
TRL -- Turkish Lira
USD -- United States Dollar
ZAR -- South African Rand

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

At December 31, 2010, the Multi-Manager Real Asset Fund entered into forward foreign currency exchange contracts, which contractually obligate the Fund to deliver or receive currencies at specified future dates. The open contracts were as follows:

                                                                                                      NET
                                                                                   VALUE AT       UNREALIZED
                                              CONTRACT                           DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT         COUNTERPARTY           2010       (DEPRECIATION)
---------------   -----------------------   -----------   --------------------   ------------   --------------
February 2011     203,000                   $   201,428   Morgan Stanley         $    203,966     $   2,538
                     Canadian Dollar                         & Co., Inc.
February 2011     159,000                       157,037   Royal Bank of               159,756         2,719
                     Canadian Dollar                         Canada
January 2011      863,265 Chinese Yuan          130,000   Bank of America             130,976           976
January 2011      938,050 Chinese Yuan          140,049   Deutsche Bank               142,322         2,273
                                                             AG
February 2012     4,678,475 Chinese Yuan        722,266   Deutsche Bank               715,988        (6,278)
                                                             AG
January 2011      1,350,000 Chinese Yuan        202,293   J.P. Morgan                 204,824         2,531
                                                             Securities
January 2011      597,420 Chinese Yuan           90,000   Morgan Stanley               90,641           641
                                                             & Co., Inc.
January 2011      929,740 Chinese Yuan          140,000   Morgan Stanley              141,061         1,061
                                                             & Co., Inc.
January 2011      452,000 EURO                  596,156   Bank of America             603,985         7,829
January 2011      268,000 EURO                  357,900   Barclays Capital            358,116           216
                                                             Group
January 2011      477,000 EURO                  624,667   Barclays Capital            637,391        12,724
                                                             Group
January 2011      1,603,000 EURO              2,142,857   Barclays Capital          2,142,010          (847)
                                                             Group
January 2011      98,000 EURO                   133,400   Citibank                    130,957        (2,443)
January 2011      201,921 EURO                  268,845   J.P. Morgan                 269,821           976
                                                             Securities
January 2011      591,971 EURO                  781,395   J.P. Morgan                 791,032         9,637
                                                             Securities
January 2011      294,044 EURO                  391,001   UBS Securities              392,920         1,919
                                                             LLC
March 2011        612,560 Indian Rupee           13,000   Bank of America              13,529           529
March 2011        899,000 Indian Rupee           20,000   Barclays Capital             19,855          (145)
                                                             Group
March 2011        902,400 Indian Rupee           20,000   Barclays Capital             19,930           (70)
                                                             Group
March 2011        450,800 Indian Rupee           10,000   Citibank                      9,956           (44)
March 2011        453,300 Indian Rupee           10,000   Citibank                     10,012            12
March 2011        905,000 Indian Rupee           20,000   Citibank                     19,988           (12)
March 2011        1,352,100 Indian Rupee         30,000   Citibank                     29,862          (138)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                                      NET
                                                                                   VALUE AT       UNREALIZED
                                              CONTRACT                           DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT         COUNTERPARTY           2010       (DEPRECIATION)
---------------   -----------------------   -----------   --------------------   ------------   --------------
March 2011        3,151,400 Indian Rupee    $    70,000   Citibank               $     69,601     $    (399)
March 2011        4,680,000 Indian Rupee        100,000   Citibank                    103,362         3,362
March 2011        899,000 Indian Rupee           20,000   Deutsche Bank                19,855          (145)
                                                             AG
March 2011        903,600 Indian Rupee           20,000   Deutsche Bank                19,957           (43)
                                                             AG
March 2011        1,356,900 Indian Rupee         30,000   Deutsche Bank                29,968           (32)
                                                             AG
March 2011        3,154,900 Indian Rupee         70,000   Deutsche Bank                69,679          (321)
                                                             AG
March 2011        4,682,000 Indian Rupee        100,000   Deutsche Bank               103,406          3,406
                                                             AG
March 2011        2,704,800 Indian Rupee         60,000   J.P. Morgan                  59,738          (262)
                                                             Securities
March 2011        4,102,050 Indian Rupee         87,000   J.P. Morgan                  90,597         3,597
                                                             Securities
October 2011      928,000,000                   100,000   Citibank                     98,035        (1,965)
                     Indonesian Rupiah
January 2011      89,231,327 Japanese Yen     1,063,715   UBS Securities            1,099,277        35,562
                                                             LLC
May 2011          18,600,000 Korean Won          16,558   Barclays Capital             16,296          (262)
                                                             Group
May 2011          225,400,000 Korean Won        200,267   Barclays Capital            197,488        (2,779)
                                                             Group
May 2011          33,855,000 Korean Won          30,000   Citibank                     29,663          (337)
May 2011          44,000,000 Korean Won          39,286   Citibank                     38,551          (735)
May 2011          65,000,000 Korean Won          57,943   Citibank                     56,951          (992)
May 2011          71,600,000 Korean Won          63,391   Citibank                     62,733          (658)
May 2011          149,230,000 Korean Won        131,701   Citibank                    130,750          (951)
May 2011          78,820,000 Korean Won          70,000   Deutsche Bank                69,059          (941)
                                                             AG
January 2011      111,840,000 Korean Won        100,000   Deutsche Bank                98,434        (1,566)
                                                             AG
May 2011          80,400,000 Korean Won          70,897   J.P. Morgan                  70,443          (454)
                                                             Securities
May 2011          282,420,000 Korean Won        243,844   J.P. Morgan                 247,446         3,602
                                                             Securities
May 2011          70,000,000 Korean Won          61,873   Royal Bank of                61,331          (542)
                                                             Scotland PLC
May 2011          14,985,000 Korean Won          13,205   The Goldman                  13,129           (76)
                                                             Sachs Group, Inc.
January 2011      170,580,000 Korean Won        150,000   The Goldman                 150,132           132
                                                             Sachs Group, Inc.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                                      NET
                                                                                   VALUE AT       UNREALIZED
                                              CONTRACT                           DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT         COUNTERPARTY           2010       (DEPRECIATION)
---------------   -----------------------   -----------   --------------------   ------------   --------------
February 2011     150,000 Mexican Peso      $    12,137   J.P. Morgan            $     12,100     $     (37)
                                                             Securities
June 2011         540,000                        12,281   Citibank                     12,296            15
                     Philippine Peso
June 2011         600,000                        13,661   Citibank                     13,662             1
                     Philippine Peso
February 2011     3,498,400                      80,000   Citibank                     79,874          (126)
                     Philippine Peso
June 2011         3,538,400                      80,000   Citibank                     80,570           570
                     Philippine Peso
June 2011         4,375,000                     100,000   Citibank                     99,620          (380)
                     Philippine Peso
February 2011     6,966,400                     160,000   Citibank                    159,054          (946)
                     Philippine Peso
June 2011         883,600                        20,000   Deutsche Bank                20,120           120
                     Philippine Peso                         AG
February 2011     2,614,800                      60,000   Deutsche Bank                59,700          (300)
                     Philippine Peso                         AG
June 2011         3,266,000                      74,481   J.P. Morgan                  74,367          (114)
                     Philippine Peso                         Securities
February 2011     60,000 Polish Zloty            21,275   Barclays Capital             20,210        (1,065)
                                                             Group
February 2011     130,581                       100,000   Barclays Capital            101,755         1,755
                     Singapore Dollar                        Group
February 2011     143,770                       110,000   Citibank                    112,033         2,033
                     Singapore Dollar
January 2011      2,368,167 Swedish Krona       345,035   J.P. Morgan                 351,894         6,859
                                                             Securities
January 2011      70,000 Turkish Lira            46,122   Morgan Stanley               45,191          (931)
                                                             & Co., Inc.
January 2011      280,562                       431,790   J.P. Morgan                 437,360         5,570
                     United Kingdom Pound                    Securities
                                                                                                  ---------
                                                                                                  $  85,829
                                                                                                  =========


    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                                      NET
                                                                                   VALUE AT       UNREALIZED
                                              CONTRACT                           DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT         COUNTERPARTY           2010       (DEPRECIATION)
---------------   -----------------------   -----------   --------------------   ------------   --------------
January 2011      4,626,000                 $ 4,403,554   Royal Bank of          $  4,713,471     $(309,917)
                     Australian Dollar                       Canada
January 2011      483,897                       477,187   UBS Securities              493,717       (16,530)
                     Australian Dollar                       LLC
January 2011      641,788                       615,639   UBS Securities              654,812       (39,173)
                     Australian Dollar                       LLC
March 2011        13,893,419                  8,146,722   Citibank                  8,258,054      (111,332)
                     Brazilian Real
February 2011     1,233,000                   1,224,210   Deutsche Bank             1,238,863       (14,653)
                     Canadian Dollar                         AG
January 2011      382,768                       373,890   UBS Securities              384,829       (10,939)
                     Canadian Dollar                         LLC
January 2011      4,678,475 Chinese Yuan        703,530   Deutsche Bank               709,824        (6,294)
                                                             AG
January 2011      14,491,000 EURO            19,605,888   Citibank                 19,364,249       241,639
January 2011      47,000 EURO                    65,400   Credit Suisse                62,804         2,596
January 2011      120,000 EURO                  157,897   Credit Suisse               160,350        (2,453)
January 2011      236,896 EURO                  315,406   J.P. Morgan                 316,557        (1,151)
                                                             Securities
January 2011      273,358 EURO                  357,917   J.P. Morgan                 365,280        (7,363)
                                                             Securities
January 2011      6,219,622 EURO              8,218,577   J.P. Morgan               8,311,076       (92,499)
                                                             Securities
January 2011      150,000 EURO                  198,335   Morgan Stanley              200,438        (2,103)
                                                             & Co., Inc.
January 2011      92,000 EURO                   126,384   Royal Bank of               122,935          3,449
                                                             Canada
January 2011      146,235 EURO                  193,805   UBS Securities              195,409        (1,604)
                                                             LLC
January 2011      146,674 EURO                  193,693   UBS Securities              195,995        (2,302)
                                                             LLC
January 2011      337,985,672                 4,031,510   J.P. Morgan               4,163,782      (132,272)
                     Japanese Yen                            Securities
January 2011      114,000                         1,354   Royal Bank of                 1,404           (50)
                     Japanese Yen                            Canada
January 2011      282,420,000 Korean Won        244,583   J.P. Morgan                 248,566        (3,983)
                                                             Securities
February 2011     47,848,030 Mexican Peso     3,726,772   Barclays Capital          3,859,555      (132,783)
                                                             Group
February 2011     1,550,109 Polish Zloty        537,290   Barclays Capital            522,112        15,178
                                                             Group

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                                                      NET
                                                                                   VALUE AT       UNREALIZED
                                              CONTRACT                           DECEMBER 31,    APPRECIATION
SETTLEMENT DATE       CURRENCY BOUGHT          AMOUNT         COUNTERPARTY           2010       (DEPRECIATION)
---------------   -----------------------   -----------   --------------------   ------------   --------------
January 2011      980,643                   $   139,922   Deutsche Bank          $    148,225     $  (8,303)
                     South African Rand                      AG
February 2011     24,006,000                  3,571,695   Deutsche Bank             3,564,670         7,025
                     Swedish Krona                           AG
January 2011      5,778,119                     820,878   J.P. Morgan                 858,591       (37,713)
                     Swedish Krona                           Securities
January 2011      1,603,754 Turkish Lira      1,107,030   Barclays Capital          1,035,375        71,655
                                                             Group
January 2011      14,345,000                 22,658,587   Deutsche Bank            22,360,955       297,632
                     United Kingdom Pound                    AG
January 2011      123,021                       192,052   J.P. Morgan                 191,774           278
                     United Kingdom Pound                    Securities
January 2011      4,399,097                   6,878,375   J.P. Morgan               6,857,624        20,751
                     United Kingdom Pound                    Securities
January 2011      558,334                       880,926   UBS Securities              870,371        10,555
                     United Kingdom Pound                    LLC
                                                                                                  ---------
                                                                                                  $(262,659)
                                                                                                  =========

At December 31, 2010, the Multi-Manager Real Asset Fund entered had open financial futures contracts as follows:

  NUMBER                                                        VALUE AT      UNREALIZED
    OF           UNDERLYING         EXPIRATION     CONTRACT     JUNE 30,     APPRECIATION
CONTRACTS     CONTRACTS TO BUY         DATE         AMOUNT        2010      (DEPRECIATION)
---------   -------------------   -------------   ----------   ----------   --------------
LONG POSITIONS:
    33      90DAY EURO DOLLAR     March 2011      $8,211,363   $8,219,888      $  8,525
    5       90DAY EURO DOLLAR     March 2012       1,239,638    1,238,125        (1,513)
    12      90DAY EURO DOLLAR     June 2011        2,986,013    2,986,800           787
    11      3MO EURO EURIBOR      December 2011    3,618,106    3,625,974         7,868
                                                                               --------
                                                                                 15,667
SHORT POSITIONS:
    4       AUSTRALIAN 10Y BOND   March 2011       2,975,266    2,972,591        (2,675)
                                                                               --------
                                                                               $ 12,992
                                                                               ========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

At December 31, 2010, the Multi-Manager Real Asset Fund had open interest swap contracts as follows:

                                                                           UPFRONT
                                                                           PREMIUMS      UNREALIZED
               TERMINATION    NOTIONAL    FIXED     FLOATING      FAIR       PAID       APPRECIATION
COUNTERPARTY       DATE        AMOUNT     RATE        RATE        VALUE   (RECEIVED)   (DEPRECIATION)
------------   -----------   ---------   ------   ------------   ------   ----------   --------------
Barclays
   Bank PLC*      1/2/13     1,000,000   12.285%  Brazilian      $9,488     $2,124         $7,364
                                                  interbank      ======     ======         ======
                                                  lending rate

*    Portfolio pays the floating rate and receives the fixed rate.

At December 31, 2010, the Multi-Manager Real Asset Fund had credit default swap contracts as follows:

                                                                                 UPFRONT
                                                     REFERENCE                  PREMIUMS       UNREALIZED
               TERMINATION    NOTIONAL   FIXED        ENTITY/         FAIR        PAID       APPRECIATION
COUNTERPARTY       DATE      AMOUNT(1)    RATE      OBLIGATION      VALUE(2)   (RECEIVED)   (DEPRECIATION)
------------   -----------   ---------   -----   ----------------   --------   ----------   --------------
Barclays
   Bank
   PLC**         12/20/15    4,700,000   5.00%   Dow Jones CDX
                                                 EM14 Index         $649,018    $621,576        $27,442
JPMorgan
   Chase
   Bank**        12/20/15      100,000   5.00%   Dow Jones CDX
                                                 EM14 Index           13,809      13,529            280
Morgan
   Stanley
   Capital
   Services,
   Inc.**        12/20/15      200,000   5.00%   Dow Jones CDX
                                                 EM14 Index           27,618      27,293            325
Barclays
   Bank
   PLC**         12/20/15    2,100,000   5.00%   Dow Jones CDX
                                                 HY-15 Index          65,289      49,534         15,755
Deutsche
   Bank
   AG**          12/20/15    6,100,000   1.00%   Dow Jones CDX IG
                                                 15 5Y Index          44,466       6,752         37,714
JPMorgan
   Chase
   Bank**        12/20/15    2,500,000   1.00%   Dow Jones CDX IG
                                                 15 5Y Index          18,223       6,814         11,409
                                                                    --------    --------        -------
                                                                    $818,423    $725,498        $92,925
                                                                    ========    ========        =======

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                    IMPLIED CREDIT                UPFRONT
                                                      REFERENCE        SPREAD AT                 PREMIUMS      UNREALIZED
                 TERMINATION    NOTIONAL   FIXED       ENTITY/       DECEMBER 31,      FAIR        PAID       APPRECIATION
COUNTERPARTY         DATE      AMOUNT(1)    RATE     OBLIGATION         2010(3)        VALUE    (RECEIVED)   (DEPRECIATION)
------------     -----------   ---------   -----   --------------   --------------   --------   ----------   --------------
Bank of
   America
   NA**             3/20/11      400,000    1.00%  General
                                                   Electric
                                                   Capital Corp.,
                                                   5.625%,
                                                   due 09/15/17          0.520%      $    532    $   (548)      $   1,080
Deutsche
   Bank
   AG**             6/20/15    1,000,000    1.00%  United
                                                   Kingdom of
                                                   Great Britain         0.666%        14,689      10,354          4,335
Royal Bank
   of Scotland
   PLC**            6/20/15      500,000    1.00%  Federal
                                                   Republic of
                                                   Brazil                1.018%          (558)     (4,363)         3,805
Citibank
   NA**             6/20/15      300,000    0.25%  Government
                                                   of France             1.003%        (9,651)     (5,510)        (4,141)
Deutsche
   Bank
   AG**             6/20/15      500,000    1.00%  Republic
                                                   of Italy              2.338%       (27,052)    (10,680)       (16,372)
Barclays
   Bank
   PLC**           12/20/15      700,000    0.25%  France
                                                   (Govt of),
                                                   4.25%,
                                                   due 04/25/19          1.049%       (26,621)    (13,388)       (13,233)
Goldman
   Sachs
   Interna-
   tional**        12/20/15      500,000    1.00%  Japan Govt-55,
                                                   2.00%,
                                                   due 03/21/22          0.700%         7,537      10,640         (3,103)

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

                                                                    IMPLIED CREDIT                UPFRONT
                                                      REFERENCE        SPREAD AT                 PREMIUMS      UNREALIZED
                 TERMINATION    NOTIONAL   FIXED       ENTITY/       DECEMBER 31,      FAIR        PAID       APPRECIATION
COUNTERPARTY         DATE      AMOUNT(1)    RATE     OBLIGATION         2010(3)        VALUE    (RECEIVED)   (DEPRECIATION)
------------     -----------   ---------   -----   --------------   --------------   --------   ----------   --------------
Credit
   Suisse
   Interna-
   tional**        12/20/15      600,000    1.00%  United
                                                   Kingdom
                                                   Treasury,
                                                   4.25%,
                                                   due 06/07/32          0.713%      $  8,327    $ 13,552       $ (5,225)
                                                                                     --------    --------       --------
                                                                                     $(32,797)   $     57       $(32,854)
                                                                                     ========    ========       ========

** The Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(1) Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(2) The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

(3) Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

The following table provides a summary of inputs used to value the Funds' net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                                                            LEVEL 2 -      LEVEL 3 -
                                               TOTAL          LEVEL 1 -    SIGNIFICANT    SIGNIFICANT
                                              VALUE AT          QUOTED      OBSERVABLE   UNOBSERVABLE
                                         DECEMBER 31, 2010      PRICES        INPUTS        INPUTS
                                         -----------------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   INFLATION-LINKED &
FIXED INCOME SECURITIES:
   Corporate Bonds                          $11,616,049      $        --   $11,616,049       $--
   Exchange-Traded Funds                      7,214,592        7,214,592            --        --
   Variable Rate Demand Notes                 2,064,964               --     2,064,964        --
   U.S. Government
      Inflation-Linked Securities            41,839,489               --    41,839,489        --
   Foreign Government
      Inflation-Linked Securities            82,827,893               --    82,827,893        --
   Asset-Backed Securities                    3,031,029               --     3,031,029        --
REAL ESTATE RELATED SECURITIES:
   Common Stock
   Consumer Discretionary                     4,806,894        1,057,572     3,749,322        --
   Financials                                31,392,342        4,706,556    26,685,786        --
                                            -----------      -----------   -----------       ---
   Total Common Stock                        36,199,236        5,764,128    30,435,108        --
                                            -----------      -----------   -----------       ---
   Real Estate Investment Trusts:
   Diversified                                9,751,026        3,494,166     6,256,860        --
   Industrial                                 2,468,095        1,807,055       661,040        --
   Office                                     8,978,241        6,101,019     2,877,222        --
   Residential                                6,538,234        6,383,729       154,505        --
   Retail                                    18,339,542       10,477,377     7,862,165        --
   Specialized                                8,216,371        8,216,371            --        --
                                            -----------      -----------   -----------       ---
   Total Real Estate Investment Trusts       54,291,509       36,479,717    17,811,792        --
                                            -----------      -----------   -----------       ---
   COMMODITY RELATED SECURITIES:
   Structured Note                           21,025,500               --    21,025,500        --
   Exchange-Traded Funds                     13,719,395       13,719,395            --        --
   Investment Companies                      26,924,989       26,924,989            --        --
   Purchased Options                              8,189               --         8,189        --

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
MULTI-MANAGER REAL ASSET FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED) -- CONTINUED

   SHORT-TERM INVESTMENTS:
   Certificates of Deposit            $  1,500,109   $         --   $  1,500,109   $--
   Commercial Paper                     19,327,947             --     19,327,947    --
   Money Market Funds                    2,353,773      2,353,773             --    --
   Repurchase Agreements                 1,100,000             --      1,100,000    --
   U.S. Agency Obligations               6,093,034             --      6,093,034    --
   Collateral for Loaned Securities     21,320,145      9,431,417     11,888,728    --
   Options Written                        (267,252)       (21,001)      (246,251)   --
                                      ------------   ------------   ------------   ---
Total                                 $352,190,590   $101,867,010   $250,323,580   $--
                                      ============   ============   ============   ===
Other financial instruments*
      Forward Foreign Currency
         Contracts                        (176,830)            --       (176,830)   --
      Futures Contracts                     12,992         12,992             --    --
      Interest Rate
         Swap Contracts                      7,364             --          7,364    --
      Credit Default
         Swap Contracts                     60,071             --         60,071    --
                                      ------------   ------------   ------------   ---
Total                                 $    (96,403)  $     12,992   $   (109,395)  $--
                                      ============   ============   ============   ===

* Other financial instruments are forward foreign currency contracts, swaps, and futures contracts not reflected in the Schedule of Investments, which are valued at the unrealized appreciation (depreciation) on the investment.

The Fund did not have significant transfers between Level 1 and Level 2 fair value hierarchy during the reporting period.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

                                                                      LARGE-CAP       SMALL-CAP
                                                                    STRATEGY FUND   STRATEGY FUND
                                                                    -------------   -------------
ASSETS:
Investment in securities, at value* .............................   $ 468,752,511   $ 136,035,460
Cash ............................................................              --         141,824
Receivable for fund shares sold .................................         356,216         216,815
Receivable for investments sold .................................      13,201,870           4,577
Receivable from Advisor .........................................              --          14,090
Dividends and interest receivable ...............................         466,282         130,675
Other assets ....................................................           2,534          13,510
                                                                    -------------   -------------
Total assets ....................................................     482,779,413     136,556,951
                                                                    -------------   -------------
LIABILITIES:
Due to custodian ................................................         320,593              --
Obligation to return securities lending collateral ..............      46,547,747      25,052,713
Payable for fund shares redeemed ................................         494,356          90,007
Payable for investments purchased ...............................      12,905,424         269,113
Accrued advisory fee ............................................          32,839              --
Other accrued expenses ..........................................          76,680          61,633
                                                                    -------------   -------------
Total liabilities ...............................................      60,377,639      25,473,466
                                                                    -------------   -------------
NET ASSETS ......................................................   $ 422,401,774   $ 111,083,485
                                                                    =============   =============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $ 429,731,527   $ 105,531,806
Distributions in excess of net investment income ................         (42,854)        (16,786)
Accumulated net realized loss on investments ....................     (69,430,771)    (23,448,974)
Net unrealized appreciation of investments ......................      62,143,872      29,017,439
                                                                    -------------   -------------
NET ASSETS ......................................................   $ 422,401,774   $ 111,083,485
                                                                    =============   =============
NET ASSETS BY SHARE CLASS:
Institutional Shares ............................................   $ 422,374,965   $ 111,083,485
A Shares ........................................................          26,809              --
                                                                    -------------   -------------
                                                                    $ 422,401,774   $ 111,083,485
                                                                    =============   =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
Institutional Shares ............................................      36,684,521      10,983,452
A Shares ........................................................           2,328              --
NET ASSET VALUE PER SHARE:
   Institutional Shares (Net asset value (NAV), offering and
      redemption price) .........................................   $       11.51   $       10.11
                                                                    -------------   -------------
   A Shares (net asset value (NAV) and redemption price) ........   $       11.52   $          --
                                                                    -------------   -------------
   A Shares (offering price -- NAV / 0.965) .....................   $       11.94   $          --
                                                                    -------------   -------------

----------
* Investment in securities, at cost .............................   $ 406,608,639   $ 107,018,021

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

                                                                    MULTI-MANAGER   MULTI-MANAGER
                                                                    INTERNATIONAL     REAL ASSET
                                                                         FUND            FUND
                                                                    -------------   -------------
ASSETS:
Investment in securities, at value* .............................   $ 329,907,331   $ 352,457,842
Foreign currency at value** .....................................         727,177         714,853
Premiums paid for swap agreements ...............................              --      21,474,127
Cash ............................................................          37,846              --
Deposits with broker ............................................              --          60,000
Receivable for fund shares sold .................................       1,191,086      11,673,664
Receivable for investments sold .................................           9,818       3,781,353
Variation margin receivable on futures contracts ................          48,986          63,117
Dividends and interest receivable ...............................         912,997       1,694,580
Net unrealized appreciation on swap agreements ..................              --         109,509
Net unrealized appreciation on forward foreign currency exchange
   contracts ....................................................          22,941         783,922
Other assets ....................................................          13,794          17,454
                                                                    -------------   -------------
Total assets ....................................................     332,871,976     392,830,421
                                                                    -------------   -------------
LIABILITIES:
Due to custodian ................................................              --         182,228
Options written, at value(1) ....................................              --         267,252
Premiums received for swap agreements ...........................              --      20,746,448
Obligation to return securities lending collateral ..............      12,204,926      21,320,145
Payable to broker for swap agreements ...........................              --       1,810,000
Payable to broker for futures contracts .........................              --           6,000
Payable for fund shares redeemed ................................         328,757         742,429
Payable for investments purchased ...............................       2,807,414      28,827,156
Accrued advisory fee ............................................         201,916         163,799
Deferred foreign capital gains tax payable ......................         139,030          44,477
Net unrealized depreciation on swap agreements ..................              --          42,074
Net unrealized depreciation on forward foreign currency exchange
   contracts ....................................................           8,337         960,752
Other accrued expenses ..........................................         454,422         316,391
                                                                    -------------   -------------
Total liabilities ...............................................      16,144,802      75,429,151
                                                                    -------------   -------------
NET ASSETS ......................................................   $ 316,727,174   $ 317,401,270
                                                                    =============   =============
NET ASSETS CONSIST OF:
Paid-in capital .................................................   $ 608,264,714   $ 423,317,031
Undistributed net investment income .............................         249,761       2,221,691
Accumulated net realized loss on investments ....................    (338,835,906)   (157,463,432)
Net unrealized appreciation of investments ......................      47,048,605      49,325,980
                                                                    -------------   -------------
NET ASSETS ......................................................   $ 316,727,174   $ 317,401,270
                                                                    =============   =============
NET ASSETS BY SHARE CLASS:
   Institutional Shares .........................................   $ 316,109,332   $ 301,241,521
   A Shares .....................................................         617,842      16,159,749
                                                                    -------------   -------------
                                                                    $ 316,727,174   $ 317,401,270
                                                                    =============   =============
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares .........................................      41,710,165      21,860,794
   A Shares .....................................................          81,872       1,175,025
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value (NAV), offering and
      redemption price) .........................................   $        7.58   $       13.78
                                                                    -------------   -------------
   A Shares (net asset value (NAV) and redemption price) ........   $        7.55   $       13.75
                                                                    -------------   -------------
   A Shares (offering price -- NAV / 0.965) .....................   $        7.82   $       14.25
                                                                    -------------   -------------

----------
* Investment in securities, at cost .............................   $ 282,775,621   $ 302,951,692
** Foreign currency at cost .....................................   $     712,908   $     694,043
(1) Premiums received, options written ..........................   $          --   $     195,851

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS

For the Six-Month Period Ended December 31, 2010 (Unaudited)

                                                                      LARGE-CAP       SMALL-CAP
                                                                    STRATEGY FUND   STRATEGY FUND
                                                                    -------------   -------------
INVESTMENT INCOME:
   Dividends ....................................................   $   3,460,295   $     835,671
   Interest .....................................................          31,150           7,337
   Securities lending income ....................................          42,741         104,164
   Foreign tax withheld .........................................          (1,397)            (40)
                                                                    -------------   -------------
   Total investment income ......................................       3,532,789         947,132
                                                                    -------------   -------------
EXPENSES:
   Advisory fees ................................................         827,717         285,116
   Administration fees ..........................................          26,466           8,295
   Sub-administration and accounting fees .......................         119,408          69,519
   Custody fees .................................................          21,425          18,229
   Transfer agent fees ..........................................          38,339          26,326
   Distribution fees - A Shares .................................              16              --
   Professional fees ............................................          37,220          26,497
   Reports to shareholders ......................................          11,783          13,828
   Registration fees ............................................          17,039          16,796
   Trustees' fees ...............................................          17,096          17,096
   Compliance services ..........................................           5,584           5,584
   Other ........................................................          15,568           8,293
                                                                    -------------   -------------
   Total expenses before fee waivers ............................       1,137,661         495,579
   Expenses waived/reimbursed by Adviser ........................        (723,787)       (365,980)
                                                                    -------------   -------------
   Total expenses, net ..........................................         413,874         129,599
                                                                    -------------   -------------
   Net investment income ........................................       3,118,915         817,533
                                                                    -------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain (loss) on investments ......................         240,026        (332,246)
   Net change in unrealized appreciation on investments .........      58,340,166      26,055,676
                                                                    -------------   -------------
   Net gain on investments ......................................      58,580,192      25,723,430
                                                                    -------------   -------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $  61,699,107   $  26,540,963
                                                                    =============   =============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2010 (Unaudited)

                                                                    MULTI-MANAGER   MULTI-MANAGER
                                                                    INTERNATIONAL     REAL ASSET
                                                                         FUND           FUND
                                                                    -------------   -------------
INVESTMENT INCOME:
   Dividends ....................................................   $  2,955,800    $  3,740,862
   Interest .....................................................          2,557       6,647,046
   Securities lending income ....................................         24,866           5,121
   Foreign tax withheld .........................................       (279,573)        (55,929)
                                                                    ------------    ------------
   Total investment income ......................................      2,703,650      10,337,100
                                                                    ------------    ------------
EXPENSES:
   Advisory fees ................................................      1,200,340       1,011,592
   Administration fees ..........................................         22,093          24,777
   Sub-administration and accounting fees .......................        272,753         134,413
   Custody fees .................................................        426,970         134,394
   Transfer agent fees ..........................................         86,751         117,350
   Distribution fees - A Shares .................................            121          20,559
   Professional fees ............................................        102,556          54,842
   Reports to shareholders ......................................         14,891          17,592
   Registration fees ............................................         17,836          17,496
   Trustees' fees ...............................................         17,096          17,096
   Compliance services ..........................................          5,584           5,584
   Other ........................................................         46,938          40,919
                                                                    ------------    ------------
   Total expenses before fee waivers ............................      2,213,929       1,596,614
   Expenses reimbursed ..........................................        (25,671)        (11,049)
                                                                    ------------    ------------
   Total expenses, net ..........................................      2,188,258       1,585,565
                                                                    ------------    ------------
   Net investment income ........................................        515,392       8,751,535
                                                                    ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized gain on investments .............................     18,874,245       7,823,633
   Net realized loss of foreign currency transactions ...........       (443,537)     (4,497,705)
   Net realized gain (loss) on futures contracts ................         (9,592)         51,851
   Net realized loss on swap agreements .........................             --        (104,569)
   Net realized gain on options .................................             --         138,827
   Net change in unrealized appreciation on investments .........     45,356,295      33,439,432
                                                                    ------------    ------------
   Net gain on investments ......................................     63,777,411      36,851,469
                                                                    ------------    ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 64,292,803    $ 45,603,004
                                                                    ============    ============

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                             LARGE-CAP
                                                                           STRATEGY FUND
                                                                    -----------------------------
                                                                       FOR THE
                                                                       SIX-MONTH
                                                                     PERIOD ENDED      FOR THE
                                                                     DECEMBER 31,     YEAR ENDED
                                                                         2010          JUNE 30,
                                                                     (UNAUDITED)        2010
                                                                    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $   3,118,915   $   1,425,025
   Net realized gain (loss) from investments ....................         240,026      23,010,247
   Net change in unrealized appreciation (depreciation)
      on investments ............................................      58,340,166      (7,987,384)
                                                                    -------------   -------------
Net increase (decrease) in net assets resulting from operations .      61,699,107      16,447,888
                                                                    -------------   -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................      (3,200,357)     (1,560,040)
      A Shares ..................................................            (117)            (85)
                                                                    -------------   -------------
Total distributions .............................................      (3,200,474)     (1,560,125)
                                                                    -------------   -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ......................................     279,218,598      48,599,841
      A Shares ..................................................          24,341              --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................       1,196,906         964,330
      A Shares ..................................................              96              85
   Cost of shares redeemed:
      Institutional Shares ......................................     (34,639,150)    (78,037,546)
      A Shares ..................................................          (2,088)        (32,511)
                                                                    -------------   -------------
Net decrease in net assets from Fund share transactions .........     245,798,703     (28,505,801)
                                                                    -------------   -------------
Total decrease in net assets ....................................     304,297,336     (13,618,038)
NET ASSETS:
   Beginning of Period ..........................................     118,104,438     131,722,476
                                                                    -------------   -------------
   End of Period ................................................   $ 422,401,774   $ 118,104,438
                                                                    =============   =============
   Undistributed (distributions in excess of) net investment
      income ....................................................   $     (42,854)  $      38,705
                                                                    -------------   -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                              SMALL-CAP
                                                                            STRATEGY FUND
                                                                    -----------------------------
                                                                       FOR THE
                                                                      SIX-MONTH
                                                                     PERIOD ENDED     FOR THE
                                                                     DECEMBER 31,    YEAR ENDED
                                                                         2010         JUNE 30,
                                                                     (UNAUDITED)        2010
                                                                    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $     817,533   $    840,508
   Net realized gain (loss) from investments ....................        (332,246)     8,094,073
   Net change in unrealized appreciation (depreciation)
      on investments ............................................      26,055,676       (971,330)
                                                                    -------------   ------------
Net increase (decrease) in net assets resulting from operations..      26,540,963      7,963,251
                                                                    -------------   ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................        (921,889)      (789,122)
      A Shares ..................................................              --            (21)
                                                                    -------------   ------------
Total distributions .............................................        (921,889)      (789,143)
                                                                    -------------   ------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ......................................      33,983,481     76,189,843
      A Shares ..................................................              --             --
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................         176,648        282,775
      A Shares ..................................................              --             21
   Cost of shares redeemed:
      Institutional Shares ......................................     (47,753,076)   (47,525,051)
      A Shares ..................................................              --        (15,779)
                                                                    -------------   ------------
Net increase in net assets from Fund share transactions .........     (13,592,947)    28,931,809
                                                                    -------------   ------------
Total increase in net assets ....................................      12,026,127     36,105,917
NET ASSETS:
   Beginning of Period ..........................................      99,057,358     62,951,441
                                                                    -------------   ------------
   End of Period ................................................   $ 111,083,485   $ 99,057,358
                                                                    =============   ============
   Undistributed (distributions in excess of) net investment
      income ....................................................   $     (16,786)  $     87,570
                                                                    -------------   ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MULTI-MANAGER
                                                                          INTERNATIONAL FUND
                                                                    -----------------------------
                                                                       FOR THE
                                                                      SIX-MONTH
                                                                     PERIOD ENDED      FOR THE
                                                                     DECEMBER 31,    YEAR ENDED
                                                                         2010          JUNE 30,
                                                                     (UNAUDITED)        2010
                                                                    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $     515,392   $   4,432,445
   Net realized gain (loss) from investments and foreign currency      18,421,116      49,294,416
   Net change in unrealized appreciation (depreciation)
      on investments ............................................      45,356,295       8,301,130
                                                                    -------------   -------------
Net increase (decrease) in net assets resulting from operations..      64,292,803      62,027,991
                                                                    -------------   -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................              --      (5,607,555)
      A Shares ..................................................              --          (1,310)
   Return of capital:
      Institutional Shares ......................................              --         (28,033)
      A Shares ..................................................              --              (7)
                                                                    -------------   -------------
Total distributions .............................................              --      (5,636,905)
                                                                    -------------   -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ......................................      40,868,038      66,812,360
      A Shares ..................................................         527,984          31,892
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................              --       2,386,209
      A Shares ..................................................              --           1,317
   Cost of shares redeemed:
      Institutional Shares ......................................     (38,054,811)   (272,088,612)
      A Shares ..................................................         (20,817)        (36,446)
                                                                    -------------   -------------
Net decrease in net assets from Fund share transactions .........       3,320,394    (202,893,280)
                                                                    -------------   -------------
Total decrease in net assets ....................................      67,613,197    (146,502,194)
NET ASSETS:
   Beginning of Period ..........................................     249,113,977     395,616,171
                                                                    -------------   -------------
   End of Period ................................................   $ 316,727,174   $ 249,113,977
                                                                    =============   =============
Undistributed (distributions in excess of) net investment
   income .......................................................   $     249,761   $    (265,631)
                                                                    -------------   -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            MULTI-MANAGER
                                                                           REAL ASSET FUND
                                                                    -----------------------------
                                                                       FOR THE
                                                                      SIX-MONTH
                                                                     PERIOD ENDED      FOR THE
                                                                     DECEMBER 31,    YEAR ENDED
                                                                         2010         JUNE 30,
                                                                     (UNAUDITED)        2010
                                                                    -------------   -------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income ........................................   $   8,751,535   $   1,251,893
   Net realized gain (loss) from investments and foreign currency       3,412,037       5,803,947
   Net change in unrealized appreciation (depreciation)
      on investments ............................................      33,439,432      22,591,330
                                                                    -------------   -------------
Net increase (decrease) in net assets resulting from operations..      45,603,004      29,647,170
                                                                    -------------   -------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ......................................      (6,021,002)     (8,295,964)
      A Shares ..................................................        (316,755)       (396,565)
                                                                    -------------   -------------
Total distributions .............................................      (6,337,757)     (8,692,529)
                                                                    -------------   -------------
Fund share transactions (Note 7):
   Proceeds from shares sold:
      Institutional Shares ......................................      37,750,145      97,906,262
      A Shares ..................................................         893,070       9,685,149
   Cost of shares issued on reinvestment of distributions:
      Institutional Shares ......................................       1,834,468       2,484,278
      A Shares ..................................................         301,221         371,712
   Cost of shares redeemed:
      Institutional Shares ......................................     (59,210,338)   (204,952,550)
      A Shares ..................................................      (3,440,668)    (14,777,559)
                                                                    -------------   -------------
Net decrease in net assets from Fund share transactions .........     (21,872,102)   (109,282,708)
                                                                    -------------   -------------
Total decrease in net assets ....................................      17,393,145     (88,328,067)
NET ASSETS:
   Beginning of Period ..........................................     300,008,125     388,336,192
                                                                    -------------   -------------
   End of Period ................................................   $ 317,401,270   $ 300,008,125
                                                                    =============   =============
Undistributed (distributions in excess of) net investment
   income .......................................................   $   2,221,691   $    (192,087)
                                                                    -------------   -------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                            FOR THE
                                           SIX-MONTH
                                         PERIOD ENDED
                                          DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                             2010        -------------------------------------------------------
                                          (UNAUDITED)      2010       2009        2008        2007        2006
                                         -------------   --------   --------    --------    --------   ---------
LARGE-CAP STRATEGY FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............     $   9.39      $   8.61   $  12.28    $  14.40    $  12.33    $  12.05
                                           --------      --------   --------    --------    --------    --------
INVESTMENT OPERATIONS:
   Net investment income (1) .........         0.10          0.10       0.12        0.09        0.10        0.08
   Net realized and unrealized gain
      (loss) on investments ..........         2.11          0.79      (3.68)      (1.57)       2.16        0.69
                                           --------      --------   --------    --------    --------    --------
      Total from investment
         operations ..................         2.21          0.89      (3.56)      (1.48)       2.26        0.77
                                           --------      --------   --------    --------    --------    --------
DISTRIBUTIONS:
   From net investment income ........        (0.09)        (0.11)     (0.11)      (0.09)      (0.09)      (0.08)
   From net realized gains ...........           --            --         --       (0.55)      (0.10)      (0.41)
                                           --------      --------   --------    --------    --------    --------
      Total distributions ............        (0.09)        (0.11)     (0.11)      (0.64)      (0.19)      (0.49)
                                           --------      --------   --------    --------    --------    --------
NET ASSET VALUE -- END OF PERIOD .....     $  11.51      $   9.39   $   8.61    $  12.28    $  14.40    $  12.33
                                           ========      ========   ========    ========    ========    ========
TOTAL RETURN .........................        23.62%**      10.28%    (28.94)%    (10.75)%     18.45%       6.47%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations .................         0.25%*        0.93%      1.00%       0.93%       0.86%       1.00%
      Excluding expense
         limitations .................         0.69%*        1.01%      1.18%       1.00%       0.93%       1.07%
   Net investment income .............         1.88%*        0.99%      1.27%       0.67%       0.72%       0.67%
   Portfolio turnover rate ...........           19%**        160%       224%        127%         96%         57%
Net assets at the end of period
   (000 omitted) .....................     $422,375      $118,102   $131,692    $242,391    $252,756    $127,610

----------
*    Annualized.

**   Not annualized.

(1) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                                     FOR THE
                                            FOR THE                                                   PERIOD
                                           SIX-MONTH                                               DECEMBER 20,
                                          PERIOD ENDED                                                2005(1)
                                          DECEMBER 31,         FOR THE YEARS ENDED JUNE 30,          THROUGH
                                              2010       ---------------------------------------     JUNE 30,
                                          (UNAUDITED)      2010       2009       2008       2007      2006
                                         -------------   --------   --------   --------   ------   ------------
LARGE-CAP STRATEGY FUND --
   A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............     $ 9.45         $ 8.61    $ 12.28    $ 14.41    $12.33      $12.21
                                           ------         ------    -------    -------    ------      ------
INVESTMENT OPERATIONS:
   Net investment income (2) .........       0.08           0.07       0.10       0.05      0.06        0.03
   Net realized and unrealized
      gain (loss) on
      investments ....................       2.04           0.85      (3.68)     (1.56)     2.18        0.10
                                           ------         ------    -------    -------    ------      ------
   Total from investment
      operations .....................       2.12           0.92      (3.58)     (1.51)     2.24        0.13
                                           ------         ------    -------    -------    ------      ------
DISTRIBUTIONS:
   From investment income ............      (0.05)         (0.08)     (0.09)     (0.07)    (0.06)      (0.01)
   From net realized gains ...........         --             --         --      (0.55)    (0.10)         --
                                           ------         ------    -------    -------    ------      ------
      Total distributions ............      (0.05)         (0.08)     (0.09)     (0.62)    (0.16)      (0.01)
                                           ------         ------    -------    -------    ------      ------
NET ASSET VALUE --
   END OF PERIOD .....................     $11.52         $ 9.45    $  8.61    $ 12.28    $14.41      $12.33
                                           ======         ======    =======    =======    ======      ======
TOTAL RETURN (3) .....................      22.70%**       10.36%    (29.11)%   (10.98)%   18.26%       1.07%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations .................       0.50%*         1.18%      1.25%      1.18%     1.11%       1.25%*
      Excluding expense
         limitations .................       0.91%*         1.32%      1.43%      1.30%     1.18%       1.28%*
   Net investment income .............       1.51%*         0.70%      1.10%      0.39%     0.47%       0.46%*
   Portfolio turnover rate ...........         19%**         160%       224%       127%       96%         57%(4)
Net assets at the end of
   period (000 omitted) ..............     $   27         $    2    $    30    $    41    $   12      $   10

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total Return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                            FOR THE
                                           SIX-MONTH
                                          PERIOD ENDED
                                          DECEMBER 31,                 FOR THE YEARS ENDED JUNE 30,
                                              2010       --------------------------------------------------
                                          (UNAUDITED)      2010       2009       2008       2007      2006
                                         -------------   --------   --------   --------   -------   -------
SMALL-CAP STRATEGY FUND --
   INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............     $   7.90      $  6.57    $  9.16    $ 14.11    $ 14.20   $ 13.92
                                           --------      -------    -------    -------    -------   -------
INVESTMENT OPERATIONS:
   Net investment income (loss)(1) ...         0.07         0.09       0.05      (0.02)      0.02     (0.04)
   Net realized and unrealized gain
      (loss) on investments ..........         2.22         1.32      (2.60)     (2.25)      1.89      1.43
                                           --------      -------    -------    -------    -------   -------
      Total from investment
         operations ..................         2.29         1.41      (2.55)     (2.27)      1.91      1.39
                                           --------      -------    -------    -------    -------   -------
DISTRIBUTIONS:
   From net investment income ........        (0.08)       (0.08)     (0.04)        --      (0.01)       --
   From net realized gains ...........           --           --         --      (2.68)     (1.99)    (1.11)
                                           --------      -------    -------    -------    -------   -------
      Total distributions ............        (0.08)       (0.08)     (0.04)     (2.68)     (2.00)    (1.11)
                                           --------      -------    -------    -------    -------   -------
NET ASSET VALUE -- END OF PERIOD .....     $  10.11      $  7.90    $  6.57    $  9.16    $ 14.11   $ 14.20
                                           ========      =======    =======    =======    =======   =======
TOTAL RETURN .........................        29.08%**     21.47%    (27.72)%   (18.13)%    14.42%    10.42%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations .................         0.25%*       0.25%      0.75%      1.25%      1.25%     1.25%
      Excluding expense
         limitations .................         0.96%*       1.07%      1.61%      1.92%      1.57%     1.49%
   Net investment income (loss) ......         1.58%*       1.14%      0.81%     (0.15)%     0.13%    (0.31)%
   Portfolio turnover rate ...........           21%**        84%       205%       134%       127%       96%
Net assets at the end of period
   (000 omitted) .....................     $111,083      $99,057    $62,938    $31,834    $41,899   $55,357

----------
*    Annualized.

**   Not annualized.

(1) The net investment income (loss) per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                            FOR THE
                                           SIX-MONTH
                                          PERIOD ENDED
                                          DECEMBER 31,                  FOR THE YEARS ENDED JUNE 30,
                                             2010        ---------------------------------------------------------
                                          (UNAUDITED)      2010       2009        2008          2007        2006
                                         -------------   --------   --------   ----------    ----------   --------
MULTI-MANAGER INTERNATIONAL
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ...............     $   5.97      $   5.37   $   8.51   $    11.76    $     9.92   $   8.53
                                           --------      --------   --------   ----------    ----------   --------
INVESTMENT OPERATIONS:
   Net investment income(1) ..........         0.01          0.07       0.10         0.18          0.16       0.12
   Net realized and unrealized gain
      (loss) on investments and
      foreign currency ...............         1.60          0.64      (2.93)       (1.24)         2.74       2.08
                                           --------      --------   --------   ----------    ----------   --------
   Total from investment
      operations .....................         1.61          0.71      (2.83)       (1.06)         2.90       2.20
                                           --------      --------   --------   ----------    ----------   --------
DISTRIBUTIONS:
   From net investment income ........           --         (0.11)     (0.11)       (0.27)        (0.13)     (0.20)
   From net realized gains ...........           --            --      (0.20)       (1.92)        (0.93)     (0.61)
   From return of capital ............           --         --(2)         --           --            --         --
                                           --------      --------   --------   ----------    ----------   --------
      Total distributions ............           --         (0.11)     (0.31)       (2.19)        (1.06)     (0.81)
                                           --------      --------   --------   ----------    ----------   --------
NET ASSET VALUE -- END OF PERIOD .....     $   7.58      $   5.97   $   5.37   $     8.51    $    11.76   $   9.92
                                           ========      ========   ========   ==========    ==========   ========
TOTAL RETURN .........................        26.97%**      13.10%    (32.82)%     (10.49)%       30.57%     26.70%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
      limitations ....................         1.58%*        1.37%      1.40%        1.15%         1.06%      1.09%
      Excluding expense
      limitations ....................         1.60%*        1.38%      1.42%        1.16%         1.06%      1.10%
   Net investment income .............         0.37%*        1.03%      1.64%        1.75%         1.49%      1.24%
   Portfolio turnover rate ...........           61%**        107%       136%         124%           89%       122%
Net assets at the end of period
   (000 omitted) .....................     $316,109      $249,031   $395,536   $1,035,939    $1,129,534   $819,422

----------
*    Annualized.

**   Not annualized.

(1) The net investment income per share was calculated using the average shares outstanding method.

(2)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
   FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE                                                    FOR THE
                                        SIX-MONTH                                                   PERIOD
                                       PERIOD ENDED                                          DECEMBER 20, 2005(1)
                                       DECEMBER 31,       FOR THE YEARS ENDED JUNE 30,              THROUGH
                                           2010       ------------------------------------         JUNE 30,
                                       (UNAUDITED)     2010       2009      2008     2007            2006
                                      -------------   ------    -------   -------   ------   --------------------
MULTI-MANAGER INTERNATIONAL
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............       $ 5.95      $ 5.36    $  8.50   $ 11.75   $ 9.92          $ 9.08
                                          ------      ------    -------   -------   ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) .......         0.01        0.06       0.08      0.15     0.16            0.09
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency ........         1.59        0.63      (2.92)    (1.23)    2.72            0.84
                                          ------      ------    -------   -------   ------          ------
      Total from investment
         operations ...............         1.60        0.69      (2.84)    (1.08)    2.88            0.93
                                          ------      ------    -------   -------   ------          ------
DISTRIBUTIONS:
   From investment income .........           --       (0.10)     (0.10)    (0.25)   (0.12)          (0.09)
   From net realized gains ........           --          --      (0.20)    (1.92)   (0.93)             --
   From return of capital .........           --          --(5)      --        --       --              --
                                          ------      ------    -------   -------   ------          ------
      Total distributions .........           --       (0.10)     (0.30)    (2.17)   (1.05)          (0.09)
                                          ------      ------    -------   -------   ------          ------
NET ASSET VALUE --
   END OF PERIOD ..................       $ 7.55      $ 5.95    $  5.36   $  8.50   $11.75          $ 9.92
                                          ======      ======    =======   =======   ======          ======
TOTAL RETURN(3) ...................        26.89%**    12.74%    (32.95)%  (10.66)%  30.30%          10.27%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ..............         1.87%*      1.62%      1.65%     1.40%    1.37%           1.34%*
      Excluding expense
         limitations ..............         1.89%*      1.63%      1.72%     1.40%    1.37%           1.36%*
   Net investment income ..........         0.29%*      0.89%      1.53%     1.46%    1.54%           1.76%*
   Portfolio turnover rate ........           61%**      107%       136%      124%      89%            122%(4)
Net assets at the end of period
   (000 omitted) ..................       $  618      $   83    $    80   $   118   $  122          $   18

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

(5)  Less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                         FOR THE
                                        SIX-MONTH
                                       PERIOD ENDED
                                       DECEMBER 31,               FOR THE YEARS ENDED JUNE 30,
                                           2010       ----------------------------------------------------
                                        (UNAUDITED)     2010       2009       2008       2007       2006
                                       ------------   --------   --------   --------   --------   --------
MULTI-MANAGER REAL ASSET
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .............    $  12.11      $  11.61   $  17.75   $  15.33   $  15.06   $  14.18
                                        --------      --------   --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment income(1) ........        0.37          0.04       0.28       0.60       0.50       0.50
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency .........        1.57          0.75      (4.99)      2.71       0.24       1.72
                                        --------      --------   --------   --------   --------   --------
      Total from investment
         operations ................        1.94          0.79      (4.71)      3.31       0.74       2.22
                                        --------      --------   --------   --------   --------   --------
DISTRIBUTIONS:
   From net investment income ......       (0.27)        (0.29)     (0.61)     (0.56)     (0.36)     (0.31)
   From net realized gains .........          --            --      (0.82)     (0.33)     (0.11)     (1.03)
                                        --------      --------   --------   --------   --------   --------
      Total distributions ..........       (0.27)        (0.29)     (1.43)     (0.89)     (0.47)     (1.34)
                                        --------      --------   --------   --------   --------   --------
NET ASSET VALUE -- END OF PERIOD ...    $  13.78      $  12.11   $  11.61   $  17.75   $  15.33   $  15.06
                                        ========      ========   ========   ========   ========   ========
TOTAL RETURN .......................       16.15%**       6.76%    (26.59)%    22.27%      4.89%     16.49%
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ...............        1.01%*        0.94%      0.82%      0.65%      0.63%      0.98%
      Excluding expense
         limitations ...............        1.02%*        0.95%      0.82%      0.65%      0.65%      1.04%
   Net investment income ...........        5.66%*        0.33%      2.09%      3.64%      3.23%      3.38%
   Portfolio turnover rate .........          87%**        156%       115%        72%        23%        33%
Net assets at the end of period
   (000 omitted) ...................    $301,242      $283,703   $368,263   $782,540   $555,007   $280,049

----------
*    Annualized.

**   Not annualized.

(1) The net investment income per share was calculated using the average shares outstanding method.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                          FOR THE                                                   FOR THE
                                         SIX-MONTH                                                  PERIOD
                                       PERIOD ENDED                                          DECEMBER 20, 2005(1)
                                       DECEMBER 31,       FOR THE YEARS ENDED JUNE 30,              THROUGH
                                           2010       ------------------------------------         JUNE 30,
                                        (UNAUDITED)     2010      2009      2008     2007            2006
                                       ------------   -------   -------   -------   ------   --------------------
MULTI-MANAGER REAL ASSET
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .............     $ 12.10      $ 11.60   $ 17.75   $ 15.34   $15.07          $13.77
                                         -------      -------   -------   -------   ------          ------
INVESTMENT OPERATIONS:
   Net investment income(2) ........        0.36         0.02      0.15      0.63     0.58            0.26
   Net realized and unrealized
      gain (loss) on investments
      and foreign currency .........        1.54         0.75     (4.89)     2.65     0.12            1.19
                                         -------      -------   -------   -------   ------          ------
      Total from investment
         operations ................        1.90         0.77     (4.74)     3.28     0.70            1.45
                                         -------      -------   -------   -------   ------          ------
DISTRIBUTIONS:
   From investment income ..........       (0.25)       (0.27)    (0.59)    (0.54)   (0.32)          (0.15)
   From net realized gains .........          --           --     (0.82)    (0.33)   (0.11)             --
                                         -------      -------   -------   -------   ------          ------
      Total distributions ..........       (0.25)       (0.27)    (1.41)    (0.87)   (0.43)          (0.15)
                                         -------      -------   -------   -------   ------          ------
NET ASSET VALUE --
   END OF PERIOD ...................     $ 13.75      $ 12.10   $ 11.60   $ 17.75   $15.34          $15.07
                                         =======      =======   =======   =======   ======          ======
TOTAL RETURN(3) ....................       15.96%**      6.57%   (26.78)%   22.00%    4.62%          10.50%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Expenses:
      Including expense
         limitations ...............        1.26%*       1.19%     1.07%     0.90%    0.89%           1.23%*
      Excluding expense
         limitations ...............        1.27%*       1.20%     1.09%     0.99%    0.90%           1.27%*
   Net investment income ...........        5.46%*       0.13%     1.15%     3.61%    3.74%           3.29%*
   Portfolio turnover rate .........          87%**       156%      115%       72%      23%             33%(4)
Net assets at the end of period
   (000 omitted) ...................     $16,160      $16,305   $20,073   $32,637   $  128          $   11

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(4) Represents the portfolio turnover rate for the Fund for the year ended June 30, 2006.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUND. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2010, the Trust offered 12 series, four of which are included in these financial statements. The four series are as follows: Wilmington Large-Cap Strategy Fund ("Large-Cap Strategy Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Strategy Fund"), Wilmington Multi-Manager International Fund ("International Fund"), and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "Fund" and collectively, the "Funds").

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%. As of December 31, 2010, the Small-Cap Strategy Fund - A Shares had no shares outstanding.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Futures contracts are valued at the most recent settlement price for the day. Forward foreign currency exchange contracts are valued based on the price of the underlying currency at the prevailing (interpolated) exchange rate, which is a combination of the spot currency rate and the forward currency rate. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Trustees. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. A Fund may fair value foreign securities if significant events that appear likely to affect the value of those securities occur between the time a foreign exchange closes and the time that the Fund prices its shares. Significant events may include: (i) events impacting a single issuer, (ii) governmental actions that affect securities in one sector or country, (iii) natural disasters or armed conflict, or (iv) significant domestic or foreign market fluctuations. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing. In addition, foreign securities held by a Fund may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when shares of the Fund cannot be bought or sold.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     Investment grade and high-yield debt and structured debt securities, including restricted debt securities, are valued based on prices provided by independent pricing services or quotations from dealers who make markets in such securities, when a price from the independent pricing services are not available. The pricing service utilizes a matrix pricing model, which is based upon the income approach, and considers benchmark yields or prices of comparable bonds, cash flows information, current day trade information, and dealer supplied bids. Structured debt securities also incorporate collateral analysis. These valuations are generally categorized as Level 2 in the hierarchy. Independent pricing services do not provide pricing for all securities and therefore dealer supplied prices are utilized representing indicative bids based on pricing models used by market makers in the security and are also generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the adviser, using a similar model and inputs noted above, are generally categorized as Level 3 in the hierarchy.

     Over the counter (OTC) derivative contracts, which include forward currency contracts, written options, interest rate swaps, and credit default swaps, do not require material subjectivity and are categorized as Level 2 in the hierarchy. OTC derivative contracts are valued using industry standard valuation models, which are based on an income approach. The significant inputs for these valuation models may include the value of the underlying security or collateral, credit spread curves, interdealer broker rates, benchmark curves and yields, recovery rates, and other individualized security details.

     Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. The amortized cost method, which is based upon the income approach, involves valuing a portfolio security initially at its cost and thereafter adjusting for amortization of premium or accretion of discount to maturity. Significant inputs to amortized cost method include purchase cost of security, premium on discount at purchase date and time to maturity.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     FOREIGN CURRENCY TRANSLATIONS. The books and records of the Funds are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of those investments. Such fluctuations are included with the net realized and unrealized gain or loss from investments.


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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund's tax positions and has concluded that no provision for income tax is required in the Fund's financial statements. The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis for financial reporting purposes, each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds' understanding of the applicable country's tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro-rata basis among the Series based on relative net assets.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     REPURCHASE AGREEMENTS. The Real Asset Fund, through its custodian, receives delivery of the underlying securities used to collateralize repurchase agreements, the market value of which is required to be in an amount at least equal to 101% of the resale price. The Fund's investment adviser is responsible for determining that the market value of these underlying securities is maintained at all times at a level at least equal to 101% of the resale price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Provisions of the agreement require that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

     SHORT SALES. The Real Asset Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, the Fund must borrow the security. The Fund's obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund's custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any


                                      148
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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

     DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DERIVATIVE FINANCIAL INSTRUMENTS.

     Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position.

     Summarized below are the specific types of derivative instruments used by the Funds:

     FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. In connection with purchases and sales of securities denominated in a foreign currency, the International Fund and Real Asset Fund may enter into forward foreign currency exchange contracts. Additionally, from time to time they may enter into these contracts to hedge certain foreign currency assets. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. Realized gains or losses arising from such transactions are included in net realized gain (loss) from foreign currency transactions.

     FUTURES TRANSACTIONS. The Funds may invest in financial futures contracts for the purposes of hedging their existing portfolios. Financial futures contracts are contracts for the delivery of securities at a specified future date at an agreed upon price or yield and are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Upon entering into a futures contract, the Fund deposits and maintains as collateral such initial margin as required. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security, or securities, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. The risks of entering into futures contracts include, but are not limited to, (i) the possibility that there will be an imperfect price correlation between the futures and the underlying securities; (ii) the possibility that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date; and (iii) the possibility that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

     OPTIONS: Certain Funds may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign exchange rates, with respect to securities which the Fund currently owns or intends to purchase. The Funds' principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When a Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised,


                                      149

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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     a Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether a Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain or loss on investment transactions. Gain or loss on written options is presented separately as net realized gain or loss on options written. The Funds, as writer of options, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Funds bear the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of over-the-counter options, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

     The Real Asset Fund had transactions in options written during the six-month period ended December 31, 2010 as follows:

                                                  NUMBER OF    PREMIUMS
                                                  CONTRACTS    RECEIVED
                                                  ---------   ---------
Options outstanding at June 30, 2010                4,580     $ 114,828
Options purchased                                   4,521       263,946
Options closed                                     (1,395)      (56,433)
Options written                                        --            --
Options expired                                    (5,564)     (126,490)
Options exercised                                      --            --
                                                   ------     ---------
Options outstanding at December 31, 2010            2,142     $ 195,851
                                                   ======     =========

     SWAP AGREEMENTS: Certain Funds may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Fund are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

     INTEREST RATE SWAPS: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund may use interest rate swaps to either maintain its ability to generate steady cash flow by receiving a stream of fixed rate payments or to increase exposure to prevailing market rates by receiving floating rate payments using interest rate swap contracts. The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty which may permit the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund, to cover the Fund's exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.


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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     TOTAL RETURN SWAP AGREEMENTS: Total return swap agreements on commodities involve commitments where exchanged cash flows based on the price of the commodity and in return receives either fixed or determined by floating price or rate. One party would receive payments based on the market value of the commodity involved and pay a fixed amount. Total return swap agreements on indices involve commitments to pay interest in exchange for a market-linked return. One counterparty pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

     CREDIT DEFAULT SWAP AGREEMENTS: Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swap agreements, a Fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

     If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or
     (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are estimated by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

     Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection's right to choose the deliverable obligation with the lowest value following a credit event). A Fund may use credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer's default.


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

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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate issues, sovereign issues of an emerging country or U.S. municipal issues, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation's default.

     Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name's weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive than it would be to buy many credit default swaps to achieve a similar effect. Credit default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

     Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. municipal issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

     The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of each individual credit default swap agreements outstanding as of December 31, 2010 for which a Fund is the seller of protection are disclosed in the notes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.


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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     WARRANTS AND RIGHTS: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Equity-linked warrants are purchased in order to own local exposure to certain countries in which the Funds are not locally registered. Warrants and rights are valued at fair value in accordance with the Board of Trustees' approved fair valuation procedures.

     The following is a summary of the location of derivatives on the Funds' Statements of Assets and Liabilities as of December 31, 2010.

                                        LOCATION ON THE STATEMENTS OF ASSETS AND LIABILITIES
                          --------------------------------------------------------------------------
   DERIVATIVE TYPE                  ASSET DERIVATIVES                  LIABILITY DERIVATIVES
-----------------------   ------------------------------------   -----------------------------------
Interest rate contracts   Investments in securities, at value.   Options written, at value.
                          Net unrealized appreciation on         Net unrealized depreciation on
                          swap agreements.                       swap agreements.
                          Variation margin receivable on         Variation margin payable on futures
                          futures contracts.                     contracts.

Foreign exchange          Net unrealized appreciation on         Net unrealized depreciation on
contracts                 forward foreign currency               forward foreign currency
                          exchange contracts.                    exchange contracts.

Equity contracts          Investments in securities,             Variation margin payable on futures
                          at value.                              contracts.
                          Variation margin receivable on
                          futures contracts.

Credit contracts          Net unrealized appreciation on         Net unrealized depreciation on
                          swap agreements.                       swap agreements.
                                                                 Premiums received for swap
                                                                 agreements.

                                                 ASSET DERIVATIVE FAIR VALUE
                          ------------------------------------------------------------------
                                                            FOREIGN    INTEREST
                           TOTAL VALUE AT       EQUITY      EXCHANGE     RATE        CREDIT
                          DECEMBER 31, 2010    CONTRACTS   CONTRACTS   CONTRACTS   CONTRACTS
                          -----------------   ----------   ---------   ---------   ---------
International Fund           $4,777,738       $4,754,797    $ 22,941    $    --    $     --
Real Asset Fund               1,666,288               --     783,923     34,857     849,508

                                               LIABILITY DERIVATIVE FAIR VALUE
                          -------------------------------------------------------------------
                                                           FOREIGN     INTEREST
                           TOTAL VALUE AT       EQUITY     EXCHANGE      RATE         CREDIT
                          DECEMBER 31, 2010   CONTRACTS   CONTRACTS    CONTRACTS    CONTRACTS
                          -----------------   ---------   ----------   ----------   ---------
International Fund          $   (10,469)      $(2,132)    $  (8,337)   $      --    $     --
Real Asset Fund              (1,296,075)           --      (986,663)    (245,530)    (63,882)

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     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     The effects of derivative instruments on the Statements of Operations for the six-month period ended December 31, 2010 are as follows:

DERIVATIVE TYPE                            LOCATION OF THE STATEMENTS OF OPERATIONS
--------------------------   -------------------------------------------------------------------
Equity contracts             Net realized gain (loss) on investments
                             Net change in unrealized appreciation (depreciation) on investments

Foreign exchange contracts   Net realized gain (loss) on foreign currency transactions
                             Net change in unrealized appreciation (depreciation) on foreign currency translation

                       REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN RESULTS FROM
                                                   OPERATIONS
                    --------------------------------------------------------------------
                                                      FOREIGN      INTEREST
                      TOTAL VALUE AT      EQUITY     EXCHANGE        RATE       CREDIT
                    DECEMBER 31, 2010   CONTRACTS    CONTRACTS     CONTRACTS   CONTRACTS
                    -----------------   ---------   ------------   ---------   ---------
International Fund    $  (152,512)       $81,018    $  (233,530)    $    --    $    --
Real Asset Fund        (5,913,821)         8,643     (6,007,825)     33,534     51,827

                           CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON
                             DERIVATIVES RECOGNIZED IN RESULTS FROM OPERATIONS
                    ------------------------------------------------------------------
                                                     FOREIGN     INTEREST
                      TOTAL VALUE AT      EQUITY     EXCHANGE      RATE       CREDIT
                    DECEMBER 31, 2010   CONTRACTS   CONTRACTS    CONTRACTS   CONTRACTS
                    -----------------   ---------   ----------   ---------   ---------
International Fund      $ 752,394       $737,534    $  14,861    $     --     $    --
Real Asset Fund          (337,883)        (2,709)    (321,764)    (87,523)     74,113

     For the six-month period ended December 31, 2010, the Funds' average volume of derivative activities is as follows:

                                                                              FORWARD
                                                FUTURES         FUTURES      CURRENCY
                     WRITTEN     PURCHASED       LONG           SHORT       CONTRACTS -
                    OPTIONS(1)   OPTIONS(6)   POSITIONS(2)   POSITIONS(2)   PURCHASED(3)
                    ----------   ----------   ------------   ------------   ------------
International Fund  $      --      $  --      $   143,336    $        --     $ 4,693,635
Real Asset Fund      (163,188)      1,043      14,405,929     (2,629,099)     16,825,748

                      FORWARD                     CREDIT
                      CURRENCY      INTEREST      DEFAULT
                     CONTRACTS -      RATE         SWAPS
                       SOLD(4)      SWAPS(5)   AS  WRITER(5)
                    -------------   --------   -------------
International Fund  $ (4,666,999)   $     --    $       --
Real Asset Fund      (94,654,389)    548,858     5,668,681

(1)  Premium Received.

(2)  Average Notional Value.

(3)  Value at Settlement Date Payable.

(4)  Value at Settlement Date Receivable.

(5)  Notional Amount.

(6)  Cost.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

4. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to each Fund. RSMC allocates each Fund's assets among the sub-advisers shown below and oversees their investment activities. In addition to serving as a sub-adviser to the Large-Cap and Small-Cap Funds, Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, also provides certain investment services, information, advice, assistance and facilities and performs research, statistical and investment services pursuant to a separate sub-advisory agreement among the Trust, RSMC and WTIM, for which it receives a fee from RSMC as agreed to from time to time with RSMC. Each Fund pays RSMC and each sub-adviser a fee for their services as follows:

                                    GROSS       FEES
                                    FEES       WAIVED      % OF AVERAGE DAILY NET ASSETS
                                  --------   ---------   ---------------------------------
LARGE-CAP STRATEGY FUND
RSMC                              $579,401   $(723,786)  0.35% of average daily net assets
WTIM--
Quantitative strategy(4)           248,315          --   0.15% on the first $1 billion
                                                         in assets allocated to the
                                                         Quantitative strategy; 0.10%
                                                         on the next $1 billion; and
                                                         0.05% over $2 billion

SMALL-CAP STRATEGY FUND
RSMC                               181,438    (365,981)  0.35% of average daily net assets
WTIM--
Quantitative strategy              103,679          --   0.20% on the first $1 billion
                                                         in assets allocated to the
                                                         Quantitative strategy; 0.15%
                                                         on the next $1 billion;
                                                         and 0.10% over $2 billion
INTERNATIONAL FUND
RSMC                               483,013          --   0.35% of average daily net assets
Goldman Sachs Asset
Management, L.P.(1)                137,123      (3,445)  0.50% of average daily net assets
Artio Global Management, LLC
("Artio") (formerly Julius Baer
Investment Management, Inc.)(2)     82,811          --   0.50% of average daily net assets
Dimensional Fund Advisors LP
("DFA")(1)                         120,255     (22,226)  0.45% of the first $50 million
                                                         under DFA's management; and
                                                         0.30% over $50 million
Parametric Portfolio
Associates, Inc. ("PPA")--
Emerging Markets Strategy          287,908          --   0.80% on first $100 million under
                                                         PPA's management; 0.75% over
                                                         $100 million

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                    GROSS       FEES
                                    FEES       WAIVED      % OF AVERAGE DAILY NET ASSETS
                                  --------   ---------   ---------------------------------
INTERNATIONAL FUND (CONTINUED)
Parametric Portfolio
Associates, Inc. ("PPA")--
Developed Country Index
Replication Strategy(1)           $ 11,137   $      --   0.275% on first $50 million under
                                                         PPA's management; 0.20% over
                                                         $50 million
Principal Global Investors, LLC
("Principal")                       78,093          --   0.75% of average daily net assets

REAL ASSET FUND
RSMC                               541,805          --   0.35% of average daily net assets
RSMC--Enhanced
Cash strategy                       12,104          --   For assets allocated to the
                                                         Enhanced Cash strategy, an
                                                         additional fee as follows:
                                                         0.08% on the assets allocated to
                                                         the Enhanced Cash strategy
ING Clarion Real Estate
Securities, LP ("ING")(1)          159,127     (11,049)  0.65% on the first $50 million
                                                         under ING's management; 0.55%
                                                         on the next $50 million; and
                                                         0.45% over $100 million
EII Realty Securities, Inc.
("EII")(1)                         141,477          --   0.65% on the first $100 million
                                                         under EII's management; and
                                                         0.60% over $100 million.
Pacific Investment Management
Company LLC ("PIMCO")              119,652          --   0.2875% on the average daily net
                                                         assets under PIMCO's
                                                         management.
Sinopia Asset Management
("Sinopia")                         37,427          --   0.20% on the first $100 million
                                                         under Sinopia's management;
                                                         0.15% on the next $400 million;
                                                         and 0.10% over $500 million.

----------
(1) Pursuant to separate fee waiver agreements, the sub-adviser has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

(2) Artio receives an annual fee paid monthly as follows: if the average daily net assets under Artio's management for the month is less than $125 million, the applicable annual fee is 0.50% on average daily net assets; if the average daily net assets under Artio's management for the month is $125 million or more, the applicable annual fee is 0.45% on the first $100 million of average daily net assets and 0.40% on average daily net assets in excess of $100 million.

(3) On March 1, 2010, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with Armstrong Shaw Associates, Inc. to be effective March 11, 2010.

(4) On June 14, 2010, the Board of Trustees approved RSMC's recommendation to terminate the sub-advisory agreements with First Quadrant, LP and Montag & Caldwell, Inc. to be effective June 14, 2010. In addition, the Board approved a revised investment strategy, under which WTIM, as subadviser, will continue to manage the assets using a quantitative approach.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     RSMC has contractually agreed to waive a portion of its advisory fee or reimburse other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder service fees), exceed the following percentages of average daily net assets:

                             EXPENSE LIMITATION*    EXPIRATION DATE
                             -------------------   ----------------
Large-Cap Strategy Fund ..          0.25%          October 31, 2011
Small-Cap Strategy Fund ..          0.25%          October 31, 2011

* This expense limitation will remain in place until its expiration date unless the Trustees approve its earlier termination.

The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the statements of operations. As of December 31, 2010, there were no liabilities due to RSMC for these services in any of the Funds.

RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2010 are shown separately on the statements of operations. The accrued liability amounts for each Fund due to RSMC for these services as of December 31, 2010 were $5,664, $1,509, $4,047 and $4,098 for the Large-Cap Strategy Fund,
the Small-Cap Strategy Fund, the Multi-Manager International Fund and the Multi-Manager Real Asset Fund, respectively.

BNY Mellon Investment Servicing (U.S.), Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds. Fees for these services, for the six-month period ended December 31, 2010, are shown separately on the statement of operations.

COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

DISTRIBUTION FEES. The A Shares of each Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian to the Funds except the International Fund, and PFPC Trust Company serves as sub-custodian to the Funds, except for the International Fund. PFPC Trust Company serves as custodian for the International Fund and Citibank,

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     N.A. serves as the foreign custody manager for the International Fund and the Real Asset Fund. The Funds pay WTC for its services as custodian. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian. The accrued liability amounts for each Fund due to WTC for these services as of December 31, 2010 were $4,374, $7,653 and $124,032 for the Large-Cap Strategy Fund, the Small-Cap Strategy Fund and the Multi-Manager Real Asset Fund, respectively.

     Certain Funds effect trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the six-month period ended December 31, 2010 were as follows:

Large-Cap Strategy Fund ......   $129,179
Small-Cap Strategy Fund ......     56,557
International Fund ...........     24,037
Real Asset Fund ..............     27,799

5. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2010, purchases and sales of investment securities (excluding government securities and short-term investments) were as follows:

                                    LARGE-CAP          SMALL-CAP
                                  STRATEGY FUND     STRATEGY FUND
                                 ---------------   ---------------
Purchases ....................     $306,310,505      $21,811,570
Sales ........................       60,986,816       35,633,576

                                 INTERNATIONAL FUND    REAL ASSET FUND
                                 ------------------   -----------------
Purchases ....................      $168,021,741        $66,317,936
Sales ........................       163,382,104         57,673,178

Purchases and sales of long-term U.S. Government and agency securities during the six-month period ended December 31, 2010, were as follows:

                                  REAL ASSET FUND
                                 -----------------
Purchases ....................      $191,139,147
Sales ........................       196,440,595

6. SECURITIES LENDING AGREEMENT. The Funds may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Fund and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Fund and, as such, the Fund is liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Fund records securities lending income net of such allocations.

     In the event the borrower fails to return loaned securities, and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Fund, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

7. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2010 and the year ended June 30, 2010 for the Institutional Shares and A Shares were as follows:

                                                FOR THE SIX-MONTH PERIOD       FOR THE YEAR ENDED
                                                ENDED DECEMBER 31, 2010           JUNE 30, 2010
                                               -------------------------   ---------------------------
                                               INSTITUTIONAL               INSTITUTIONAL
                                                  SHARES        A SHARES      SHARES        A SHARES
                                               -------------   ---------   -------------   -----------
Large-Cap Strategy Fund
Sold .......................................    27,224,364         2,320      4,910,967            --
Issued on reinvestment of distributions            109,006             8         95,120             8
Redeemed ...................................    (3,225,419)         (213)    (7,727,637)       (3,311)
                                               -----------     ---------   ------------    ----------
Net Increase (Decrease) ....................    24,107,951         2,115     (2,721,550)       (3,303)
                                               ===========     =========   ============    ==========
Small-Cap Strategy Fund
Sold .......................................     3,954,910            --      8,841,740            --
Issued on reinvestment of distributions             18,505            --         34,953             2
   Redeemed ................................    (5,529,849)           --     (5,916,246)       (2,010)
                                               -----------     ---------   ------------    ----------
Net Increase (Decrease) ....................   (1,556,434)            --      2,960,447        (2,008)
                                               ===========     =========   ============    ==========
Multi-Manager International Fund
Sold .......................................     5,568,493        70,968     10,500,673         4,782
Issued on reinvestment of distributions                 --            --        376,474           209
   Redeemed ................................    (5,554,243)       (3,046)   (42,799,809)       (5,917)
                                               -----------     ---------   ------------    ----------
Net Increase (Decrease) ....................        14,250        67,922    (31,922,662)         (926)
                                               ===========     =========   ============    ==========
Multi-Manager Real Asset Fund
Sold .......................................     2,793,005        68,278      7,954,319       788,494
Issued on reinvestment of distributions            141,218        23,256        197,794        29,675
   Redeemed ................................    (4,492,255)     (264,569)   (16,456,624)   (1,200,714)
                                               -----------     ---------   ------------    ----------
Net Decrease ...............................    (1,558,032)     (173,035)    (8,304,511)     (382,545)
                                               ===========     =========   ============    ==========

8. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, gains (losses) on foreign currency transactions and net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     The tax character of distributions paid during the six-month period ended December 31, 2010 and the year ended June 30, 2010, respectively, were as follows:

                                    LARGE-CAP       SMALL-CAP      INTERNATIONAL    REAL ASSET
                                  STRATEGY FUND   STRATEGY FUND        FUND           FUND
                                  -------------   -------------   --------------   -----------
SIX-MONTH PERIOD ENDED
   DECEMBER 31, 2010
Ordinary income ...............    $3,200,474       $921,889        $      --      $6,337,757
Long-term capital gains .......            --             --               --              --
Return of capital .............            --             --               --              --
                                   ----------       --------        ---------      -----------
   Total distributions ........    $3,200,474       $921,889        $      --      $6,337,757
                                   ==========       ========        =========      ===========
YEAR ENDED JUNE 30, 2010
Ordinary income ...............    $1,560,125       $789,143        $5,608,865     $ 8,692,529
Long-term capital gains .......            --             --                --              --
Return of capital .............            --             --            28,040              --
                                   ----------       --------        ----------     -----------
   Total distributions ........    $1,560,125       $789,143        $5,636,905     $ 8,692,529
                                   ==========       ========        ==========     ===========

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of December 31, 2010, the capital loss carryforwards that will expire are as follows:

                              LARGE-CAP       SMALL-CAP      INTERNATIONAL    REAL ASSET
                            STRATEGY FUND    STRATEGY FUND       FUND           FUND
                           ---------------   -------------   -------------   -------------
06/30/2017 .............     $16,951,239      $ 2,922,479    $109,475,264     $        --
06/30/2018 .............      50,036,848       18,338,993     236,603,604      144,181,136

     During the fiscal year ended June 30, 2010, the preceding funds did not utilize any of their capital loss carryforwards.

9. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

     On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. will be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     When completed, the Merger will result in a change of control of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser of sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the current investment advisory and sub-advisory agreements will terminate when the Merger is completed.

     At a special shareholder meeting to be held on March 11, 2011, shareholders of record as of January 21, 2011 will be asked to approve new investment advisory and sub-advisory agreements with RSMC and WTIM.

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 26, 2010, the Board of Trustees of WT Mutual Fund (the "Trust"), including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between the Trust, on behalf of the Wilmington Large-Cap Strategy Fund ("Large-Cap Fund"), Wilmington Small-Cap Strategy Fund ("Small-Cap Fund"), Wilmington Multi-Manager International Fund ("International Fund") and Wilmington Multi-Manager Real Asset Fund ("Real Asset Fund") (each a "series" or a "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each of the series, RSMC and Wilmington Trust Investment Management, LLC ("WTIM"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services, as well as the continuation of the sub-advisory agreement among the Trust, on behalf of Large-Cap Fund and Small-Cap Fund, RSMC and WTIM (the "WTIM Agreements"). WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

At the same meeting the Board also approved the continuation of the sub-advisory agreements among the Trust, RSMC and each of the following sub-advisers: Acadian Asset Management, LLC, Dimensional Fund Advisors LP, EII Realty Securities, Inc., Goldman Sachs Asset Management, L.P., ING Clarion Real Estate Securities, LLC, Pacific Investment Management Company LLC, Parametric Portfolio Associates LLC, Principal Global Investors LLC, and Sinopia Asset Management S.A. (the "Sub-Advisory Agreements" together with the WTIM Agreements and the Advisory Agreement, the "Agreements").

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, each of the sub-advisers and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and one or more of its series, (ii) the size and qualifications of RSMC's and each sub-adviser's portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with a portfolio manager's management of a series of the Trust, (iv) investment performance, (v) brokerage selection procedures (including soft dollar arrangements), (vi) the procedures for allocating investment opportunities between a series and other clients,
(vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or any sub-adviser's ability to service the series, (ix) compliance with a series' investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) proxy voting policies. RSMC and the sub-advisers provided information regarding the advisory fees received and an analysis of these fees in relation to the delivery of services for each of the series, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the series and any ancillary benefit resulting from RSMC's or the sub-adviser's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees which considered: (i) investment performance (ii) compliance and regulatory issues; (iii) asset growth; and (iv) profitability. During the meeting, the two Trustees presented this report.

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

In addition to the information provided by RSMC and each sub-adviser as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors.

During its deliberations on whether to approve the continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and each sub-adviser. The Trustees considered the services provided to each series by each sub-adviser, as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series. The Trustees concluded that the nature, extent and quality of the services provided by the Adviser and sub-adviser(s) to each series are appropriate and consistent with the terms of the Agreements, that the quality of those services has been consistent with industry norms and that the series are likely to benefit from the continued provision of those services. They also concluded that the Adviser and each sub-adviser have sufficient personnel, with the appropriate education and experience, to serve each series effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each series, RSMC and each sub-adviser. The Board reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, since inception (except for the International Fund), one year, two years, three years, five years and, with respect to the International Fund, 10 years. The Trustees also reviewed reports for each Fund, which to the extent applicable, showed the investment performance of each sub-advised portion of the Fund in comparison to the applicable benchmark for the following periods ended March 31, 2010: quarter, year-to-date, 1 year, two years, three years and five year periods. With respect to the International Fund and the Real Asset Fund, the Board also reviewed reports prepared by each sub-adviser, which to the extent applicable, showed the sub-adviser's investment performance information net of fees for similarly managed pooled accounts and investment companies for the one year, three year and five year periods ended March 31, 2010.

The Board also noted that it reviews and evaluates the investment performance of each series and sub-adviser on an ongoing basis throughout the year. The Trustees considered the short-term and long-term performance of each series. They concluded that the performance of each series, RSMC and each sub-adviser is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies, as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some series was below the median of the peer group for certain periods (and outperformed the median of the peer group in other periods), and concluded that, based on the information provided by RSMC and the sub-advisers, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve.

RSMC and the sub-advisers provided information regarding advisory and sub-advisory fees and an analysis of these fees in relation to the delivery of services to the series and any ancillary benefit resulting from RSMC's and each sub-adviser's relationship with the series. The Trustees evaluated expense comparison data for the series and comparative funds. The Trustees focused on the comparative analysis of the net advisory fee ratios and net total expense ratios (after deduction for advisory fee waivers and

WILMINGTON FUNDS -- SMALL-CAP STRATEGY AND MULTI-MANAGER FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each series (the "Lipper Universe"). The comparison of each series' net advisory fee and expense ratios (after deduction for advisory fee waivers and expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each series, except the International Fund, was below the mean expense ratio of the Lipper Universe. The net expense ratio for the International Fund was above the mean expense ratio of the Lipper Universe. The Trustees also reviewed information regarding fees charged by RSMC and the sub-advisers to fees charged to other clients of RSMC, Wilmington Trust and the sub-advisers and evaluated explanations provided by RSMC and the sub-advisers as to differences in fees charged to the Funds and other similarly managed accounts. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and the sub-advisers are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the series.

The Board considered the costs of the services provided by RSMC and each sub-adviser, the compensation and benefits received by RSMC and each sub-adviser in providing services to the series, as well as RSMC's and each sub-adviser's profitability. In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and the sub-advisers. The Board was satisfied that RSMC's and each sub-adviser's profits are sufficient to continue as viable concerns generally and as investment adviser or sub-adviser of each series specifically. Based on the information provided, the Board concluded that RSMC's and each sub-adviser's fees and profits derived from its relationship with the Trust in light of each series' expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each series is reasonable, taking into account the size of the series, the quality of services provided by RSMC and the sub-advisers, the investment performance of the series and the expense limitations agreed to by RSMC.

The Trustees also considered the extent to which economies of scale would be realized relative to fee levels as each series grows, and whether the advisory fee levels reflect these economies of scale for the benefit of shareholders. The Board determined that economies of scale for the benefit of the series' shareholders should be achieved as assets of each series increase as a result of "breakpoint" reductions in the advisory fee and sub-advisory fee rates at specific asset levels. In addition, the Trustees also considered RSMC's and each sub-adviser's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each of its series to spread its fixed costs across a larger asset base.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, taking into consideration the information presented at the meeting and previous meetings of the Board and deliberating in executive session, the entire Board, including the Independent Trustees, determined that it would be in the best interests of each series and its shareholders to approve the continuation of each of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     TRUSTEES AND OFFICERS

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

       NAME AND                  POSITION(S) HELD
    DATE OF BIRTH,                  WITH TRUST,                    PRINCIPAL OCCUPATION(S)
  NUMBER OF FUNDS IN             TERM OF OFFICE AND               DURING PAST FIVE YEARS,
     FUND COMPLEX                  LENGTH OF TIME                   OTHER DIRECTORSHIPS
 OVERSEEN BY TRUSTEE                  SERVED                          HELD BY TRUSTEE
-------------------------   ---------------------------   --------------------------------------
ROBERT J. CHRISTIAN(1)      Trustee                       Retired since February 2006; Executive
Date of Birth: 2/49                                       Vice President of Wilmington Trust
12 Funds                    Shall serve until death,      Company from February 1996 to
                            resignation or removal.       February 2006; President of Rodney
                            Trustee since October 1998,   Square Management Corporation
                            President and Chairman of     ("RSMC") from 1996 to 2005; Vice
                            the Board from October 1998   President of RSMC 2005 to 2006.
                            to January 2006.
                                                          FundVantage Trust (33 portfolios);
                                                          Optimum Fund Trust (6 portfolios)
                                                          (registered investment companies).

(1) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

INDEPENDENT TRUSTEES

         NAME AND               POSITION(S) HELD
      DATE OF BIRTH,               WITH TRUST,                   PRINCIPAL OCCUPATION(S)
    NUMBER OF FUNDS IN         TERM OF OFFICE AND                DURING PAST FIVE YEARS,
       FUND COMPLEX               LENGTH OF TIME                  OTHER DIRECTORSHIPS
   OVERSEEN BY TRUSTEE              SERVED                          HELD BY TRUSTEE
------------------------   ---------------------------   ---------------------------------------
ROBERT ARNOLD              Trustee                       Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                      Co., Inc. (financial consulting) since
                                                         1989.
12 Funds                   Shall serve until death,      First Potomac Realty Trust (real estate
                           resignation or removal.       investment trust).
                           Trustee since May 1997.

DR. ERIC BRUCKER           Trustee                       Professor of Economics, Widener
Date of Birth: 12/41                                     University since 2002; formerly Dean,
12 Funds                   Shall serve until death,      School of Business Administration of
                           resignation or removal.       Widener University from 2001 to 2004.
                           Trustee since October 1999.
                                                         None

NICHOLAS GIORDANO          Trustee and Chairman of       Consultant, financial services
Date of Birth: 3/43        the Board                     organizations from 1997 to present;
                                                         Interim President, LaSalle University
12 Funds                   Shall serve until death,      from 1998 to 1999; President and Chief
                           resignation or removal.       Executive Officer, Philadelphia Stock
                           Trustee since October 1998.   Exchange from 1981 to 1997.

                                                         Kalmar Pooled Investment Trust;
                                                         The RBB Fund, Inc. (19 portfolios)
                                                         (registered investment companies);
                                                         Independence Blue Cross; IntriCon
                                                         Corporation (industrial furnaces and
                                                         ovens).

THOMAS LEONARD             Trustee                       Retired since 2008; former Partner with
Date of Birth: 2/49                                      PricewaterhouseCoopers LLP (public
12 Funds                   Shall serve until death,      accounting) from May 1970 to June 2008.
                           resignation or removal.
                           Trustee since July 2008.      Alpha One Capital Partners, LLC
                                                         (3 portfolios) (unregistered investment
                                                         companies).

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                      WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                 DURING PAST FIVE YEARS,
  NAME, ADDRESS AND               LENGTH OF TIME                     OTHER DIRECTORSHIPS
    DATE OF BIRTH                     SERVED                                HELD
------------------------   ------------------------------   ------------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Member of the Board of Managers
                           is elected and qualified.        of WTIM; Vice President of BNY Mellon
                           Officer since September 2005.    Investment Servicing (U.S.) Inc.
                                                            (formerly PNC Global Investment
                                                            Servicing (U.S.), Inc.) from January 2005
                                                            to July 2005; Vice President of
                                                            Administration, 1838 Investment
                                                            Advisors, LP from 1999 to 2005; Chief
                                                            Compliance Officer, 1838 Investment
                                                            Advisors, LP from 2004 to 2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director, Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director, Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

WILMINGTON FUNDS -- STRATEGY FUNDS AND MULTI-MANAGER FUNDS
     TRUSTEES AND OFFICERS -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                   POSITION(S) HELD
                                      WITH TRUST,                    PRINCIPAL OCCUPATION(S)
                                  TERM OF OFFICE AND                DURING PAST FIVE YEARS,
  NAME, ADDRESS AND                LENGTH OF TIME                    OTHER DIRECTORSHIPS
    DATE OF BIRTH                     SERVED                               HELD
------------------------   ------------------------------   ---------------------------------------
JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance-Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold
Dr. Eric Brucker
Robert J. Christian
Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer & Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer & Anti-Money Laundering Officer

CUSTODIAN
Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE SMALL-CAP STRATEGY FUND AND THE WILMINGTON MULTI-MANAGER FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON
     FUNDS |

                                                                MULTI_Semi_12/10

                                                          ASSET ALLOCATION FUNDS

                                          SEMI-ANNUAL REPORT | DECEMBER 31, 2010

                                                     AGGRESSIVE ASSET ALLOCATION

                                                   CONSERVATIVE ASSET ALLOCATION

                                                         (WILMINGTON FUNDS LOGO)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

CONTENTS                               page
--------                               ----
President's Message ...................   3
Expense Disclosure ....................   9
Disclosure of Portfolio Holdings ......  11
Investments ...........................  12
Financial Statements ..................  14
Financial Highlights ..................  18
Notes to Financial Statements .........  22
Evaluation and Approval of
   Investment Advisory and
   Sub-Advisory Agreements ............  29
Trustees and Officers .................  32

DEFINITION OF INDICES

It is not possible to invest directly in an index. All indices represented are unmanaged. All indices assume the reinvestment of dividends and interest income unless otherwise noted.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-Related, Corporate, MBS, ABS and CMBS sectors.

BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX is an unmanaged index of the USD-denominated, non-investment grade, fixed-rate, taxable corporate bond market. Securities are classified as high-yield if the middle rating of Moody's, Fitch and S&P is Ba1/BB+/BB+ or below.

BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX is an unmanaged index of USD-denominated, investment-grade, fixed-rate, taxable bond market of SEC-registered securities. The index includes bonds from the Treasury, Government-related and Corporate sectors with a maturity range between 1 and 10 years.

DOW JONES GLOBAL AGGRESSIVE PORTFOLIO INDEX(SM) AND DOW JONES GLOBAL MODERATELY CONSERVATIVE PORTFOLIO INDEX(SM) measure the performance of aggressive and conservative portfolios based on incremental levels of potential risk. The indexes are designed to systematically measure various levels of risk relative to the risk of a global all-stock index. The Dow Jones ("DJ") Global Aggressive Portfolio Index measures the risk of a portfolio with 100% exposure to equity securities and the DJ Global Moderately Conservative Portfolio Index measures the risk of a portfolio with 40% exposure to equity securities.

MSCI ALL COUNTRY WORLD EX-US INDEX (MSCI ACWI ex-US Index) is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets excluding the U.S. market. As of May 2010, the MSCI ACWI ex-US Index consisted of 44 country indices comprising 23 developed and 21 emerging market country indices.

MSCI EAFE(R) INDEX (Europe, Australasia, Far East) is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. As of May 2010, the MSCI EAFE Index consisted of the following 22 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     DEFINITION OF INDICES -- CONTINUED

MSCI EMERGING MARKETS INDEX(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the emerging markets. As of May 2010, the MSCI Emerging Markets Index consisted of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey.

RUSSELL 3000(R) Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

RUSSELL 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

RUSSELL 1000(R) Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

STANDARD & POOR'S 500 INDEX (S&P 500(R)) is a market capitalization-weighted index of 500 common stocks chosen for market size, liquidity, and industry group representation to represent U.S. equity performance.

BARCLAYS CAPITAL U.S. AGGREGATE INDEX, BARCLAYS CAPITAL U.S. CORPORATE HIGH-YIELD INDEX, AND BARCLAYS CAPITAL U.S. INTERMEDIATE GOVERNMENT/CREDIT INDEX
(C) BARCLAYS CAPITAL.

THE DOW JONES INDICES ARE A SERVICE MARK OF DOW JONES & COMPANY, INC.

EAFE AND MSCI ARE TRADEMARKS OF MORGAN STANLEY CAPITAL INTERNATIONAL.

THE RUSSELL INDICES ARE TRADEMARKS OF FRANK RUSSELL COMPANY.

S&P INDICES ARE A REGISTERED TRADEMARK OF STANDARD & POOR'S CORPORATION, INC., A DIVISION OF THE MCGRAW-HILL COMPANIES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     PRESIDENT'S MESSAGE

DEAR SHAREHOLDER:

     Virtually all major equity indices posted sizeable positive returns for the Asset Allocation Funds' semi-annual period from July 1, 2010 through December 31, 2010. For the six-month period, the Russell 3000 Index, Russell 1000 Index and Russell 2000 Index, representing broad market U.S. equities, large-cap U.S. equities and small-cap U.S. equities, returned +24.5%, +24.0%, and +29.4% respectively. International equity benchmarks posted similar gains, with the MSCI EAFE (Net) Index returning +24.2%, and the MSCI Emerging Markets (Net) Index returning +26.7% for the six-month period.

     Fixed income markets were challenged by rising rates in the latter half of the semi-annual period, with most aggregate bond indices finishing with modest gains over the span. The broad taxable fixed income market, as measured by the Barclays Capital U.S. Aggregate Index, returned +1.2% for the six-month period ending December 31, 2010. High-yield bonds provided some cushion in the face of rising rates, with the Barclays Capital U.S. Corporate High-Yield Index returning +10.2% for the semi-annual period.

     Domestic equity markets were buoyed by the latest round of quantitative easing by the Fed, and rose strongly in anticipation of the second round of quantitative easing (QE2) actually set sail. Mid-term elections established a Republican majority in the House of Representatives, with similar results repeated at the state level across the nation. The Republican mandate improved sentiment toward an administration that is more supportive of business. Prior to year end, the Bush tax cuts were extended as part of a new round of legislation aimed at stimulating the economy. Not surprisingly, GDP estimates have risen, with the consensus outlook targeting 3.2% growth in 2011. Along with a continuation of strong corporate earnings reports, these political and policy events provided ample fuel to support a consistent and strong domestic equity performance in the six-month period ended December 31, 2010.

     International equity markets posted similar gains for the six-month period, with differentiated performance geographically. The on-again off-again sovereign debt issues that have plagued the Euro-zone markets eased during the summer quarter, with European markets rallying and dollar returns enhanced by an appreciating Euro. This benefit cooled in the final calendar quarter of 2010, as real estate issues in Ireland precipitated a return to widening credit spreads in the Euro-zone. Elsewhere, the Pacific markets registered double digit gains in dollar terms during the six-month period, highlighted by continued strength in the Yen. Emerging market equities also posted double-digit gains during the semi-annual period, although concerns about China's efforts to manage the growth of their economy serve as a key overhang entering calendar year 2011.

     We believe that the domestic economy has positive momentum entering 2011--growth estimates are rising, with inflation still at moderate levels. With corporate cash balances probing record levels, and capacity utilization still slack at 75 percent, we believe that sustained growth could lead to a resumption of business capital spending that has been lacking to this point in the recovery.

WILMINGTON AGGRESSIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Aggressive Asset Allocation Fund (the "Aggressive Fund" or "Fund") recorded a total return of +21.38% for the six months ended December 31, 2010. Positive in absolute terms, the Fund's performance was somewhat disappointing in relation to the results of its benchmarks. The Dow Jones Global Aggressive Portfolio Index (the DJ Aggressive Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets and emerging markets returned +26.07%. The S&P 500 Index, which is dominated by large-capitalization U.S. companies, also appreciated more than the Fund, returning +23.27%.

     A confluence of events propelled returns in risky asset classes in the second half of calendar year 2010. The impact was global, with virtually all benchmark indices of the equity class components of the Aggressive Fund returning a minimum of +20% for the six-month period. Against this backdrop of increased appetite for risk, relative performance was penalized by any exposure to lower risk asset classes.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

The Fund's exposure to high yield fixed income, which has served well in turbulent times, detracted from performance in the most recent six-month period. High yield bonds, as measured by the Barclays Capital U.S. Corporate High-Yield Index, returned +10.2% for the six- month period ended December 31, 2010. This double-digit return, while impressive in absolute terms, could simply not keep pace with rising equity markets. The Fund maintained a 15% allocation to high-yield fixed income throughout the second half of calendar year 2010.

     The Fund's exposure to real assets also detracted from relative performance. The Fund gains exposure to real assets, which include commodity and real estate-related securities and global inflation-linked bonds, by investing in the Wilmington Multi-Manager Real Asset Fund. Real assets generally recorded solid gains in the second half of calendar year 2010, but again could not keep pace with equity markets, particularly given the exposure to more conservative global inflation-linked bonds within the real asset class. The Wilmington Multi-Manager Real Asset Fund returned +16.2% for the six-month period ending December 31, 2010, certainly impressive in absolute terms, but unable to compete with equity market returns that exceeded 20%. The Fund maintained a 10% allocation to real assets during this period.

     Several tactical shifts were implemented within the Aggressive Fund during the second half of calendar year 2010. The initial tactical shift was implemented in August 2010, moving 7% from small-cap domestic equity to large-cap domestic equity. This shift detracted somewhat from relative performance by increasing an overweight to large-cap domestic equity during a period of outperformance by small-cap equities. The second reallocation, implemented in October 2010, moved 5% from commodities to large-cap domestic equities. This risk reduction shift also detracted slightly from relative performance, as commodities posted a modest performance advantage over large-cap domestic equities in the final quarter of 2010. The final tactical shift, implemented in November 2010, tilted the large-cap domestic and developed international equity allocations toward growth. This final style shift proved neutral to performance, as growth outperformed in November, but underperformed in December.

     Summarily, our diversified asset allocation positioning within the Aggressive Fund was challenged in the second half of calendar year 2010, as risk fell broadly, and risky assets outperformed by a wide margin.

     The performance of the active money managers who sub-advise portions of the underlying funds in which the Aggressive Fund invests was generally in-line. It is worthwhile to highlight the strong relative performance in the Wilmington Multi-Manager International Fund, which returned +27.0% for the six-month period ended December 31, 2010. The Fund outperformed its benchmark, the MSCI All Country World (Net) ex-US Index, by 200 basis points for the six-month period, and outperformed by close to 500 basis points for the full calendar year 2010 (+16.1% vs. +11.2%).

     The following performance table compares the performance of Institutional and A Shares of the Aggressive Fund with that of the DJ Aggressive Index and the S&P 500 Index, for the periods ended December 31, 2010.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
   PRESIDENT'S MESSAGE -- CONTINUED

                        AGGRESSIVE ASSET ALLOCATION FUND

                                                   Average Annual Total Returns
                                                for the periods ending December
                                                             31, 2010
                                              -------------------------------------
                                                                           SINCE
                                                                          INCEPTION
                                                                          DATE OF
                                                SIX                       JULY 15,
                                              MONTHS   1 YEAR   5 YEARS   2003 (1)
                                              ------   ------   -------   ---------
Aggressive Fund
   -- Institutional Shares                    21.38%   13.01%    2.27%      6.26%
   -- A Shares (with sales charge) (2)        17.06%    8.87%    1.30%      5.44%
   -- A Shares at NAV                         21.28%   12.76%    2.02%      5.94%
DJ Aggressive Index                           26.07%   19.42%    4.78%     10.06%
S&P 500 Index                                 23.27%   15.06%    2.29%      5.20%

Fund Expense Ratios(3): Institutional Shares - 1.08% (gross & net),
                        A Shares - 1.33% (gross & net)

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

     INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN ARE FOR THE PERIOD JULY 15, 2003 (COMMENCEMENT OF OPERATIONS FOR THE AGGRESSIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2010. THE AGGRESSIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE AGGRESSIVE ALLOCATION CTF (I.E., RESTATED TO REFLECT CLASS-SPECIFIC EXPENSES AND INCLUDING CONTRACTUAL INVESTMENT ADVISER REIMBURSEMENTS TO MAINTAIN EXPENSE LIMITATIONS). THE AGGRESSIVE ALLOCATION CTF WAS NOT REGISTERED AS A MUTUAL FUND UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AND THEREFORE WAS NOT SUBJECT TO THE INVESTMENT RESTRICTIONS, LIMITATIONS, AND DIVERSIFICATION REQUIREMENTS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE 1986, AS AMENDED. IF THE AGGRESSIVE ALLOCATION CTF HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN DIFFERENT.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

WILMINGTON CONSERVATIVE ASSET ALLOCATION FUND

     Institutional Shares of the Wilmington Conservative Asset Allocation Fund (the "Conservative Fund" or "Fund") recorded a total return of +8.89% for the six months ended December 31, 2010. Positive in absolute terms, the Fund's results lagged those of its benchmarks. The Dow Jones Global Moderately Conservative Portfolio Index (the DJ Moderately Conservative Index), the Fund's primary benchmark, which includes a mix of equities from the United States, developed international markets, and emerging markets as well as bonds, returned +10.61%. The Fund's blended index benchmark, a mix of 40% S&P 500 Index and 60% Barclays Capital U.S. Intermediate Government/Credit Index, returned +9.82%.

     There are two primary drivers of the Conservative Fund's relative performance--the asset allocation decisions we make and the relative performance contribution of active money managers who sub-advise portions of the underlying mutual funds. On balance, our asset allocation positioning hindered the Fund during the six months ended December 31.

     Risky asset classes outperformed by a wide margin in the second half of calendar year 2010, and any excess exposure to lower risk asset classes served to penalize relative performance. The Conservative Fund entered the semi-annual period with a somewhat lower risk allocation blend, including an approximate 15% underweight to equities. The majority of the 15% underweight position to equities was distributed to a 10% allocation to high-yield fixed income, and a 4% allocation to real assets. High-yield bonds, as measured by the Barclays Capital U.S. Corporate High-Yield Index, returned +10.2% for the six-month period ended December 31, 2010, with the Wilmington Multi-Manager Real Asset Fund returning +16.2% for the period. While these returns are impressive in absolute terms, they do not compare favorably to equity returns that uniformly topped +20% during the same period.

     Several tactical shifts were implemented in the Conservative Fund during the semi-annual period. The initial shift, implemented in October 2010, focused on reducing the underweight to risky assets by moving 4% from U.S. Treasury inflation protected securities (TIPS) to domestic large-cap equities. This shift was beneficial to performance as equities posted double digit gains in the final quarter of 2010, while TIPS declined in value. In November, the domestic equity and international developed equity portions of the portfolio were tilted toward growth. The timing of this shift proved neutral to performance, as growth tended to outperform in November, but underperformed in December.

     The performance of the active money managers who sub-advise portions of the underlying funds in which the Conservative Fund invests was generally favorable. The largest component of the Fund's fixed income and overall allocation, the Wilmington Short/Intermediate-Term Bond Fund (approximately 53% of assets at calendar year end--December 31, 2010) delivered a modest outperformance to its benchmark for the semi-annual period. Within the equity funds, another strong relative performance was posted by the Wilmington Multi-Manager International Fund, outperforming its benchmark, the MSCI All Country World (Net) ex-US Index, by 200 basis points for the six-month period. The Wilmington Large-Cap and Small-Cap Strategy Funds performed approximately in-line with their respective benchmarks. The Wilmington Multi-Manager Real Asset Fund underperformed its blended benchmark by approximately 100 basis points for the semi-annual period.

     The following table compares the performance of Institutional and A Shares of the Conservative Fund and with that of the DJ Moderately Conservative Index and a Blended Index consisting of the weighted return of 40% of the S&P 500 Index and 60% Barclays Capital Intermediate Government/Credit Index for the periods ended December 31, 2010.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

                       CONSERVATIVE ASSET ALLOCATION FUND

                                           Average Annual Total Returns for
                                         the periods ending December 31, 2010
                                        -------------------------------------
                                                                      SINCE
                                                                    INCEPTION
                                                                     DATE OF
                                          SIX                        SEPT. 1,
                                        MONTHS   1 YEAR   5 YEARS    2003 (1)
                                        ------   ------   -------   ---------
Conservative Fund
   -- Institutional Shares                8.89%    8.74%    4.18%      5.09%
   -- A Shares (with sales charge)(2)     4.86%    4.64%    3.20%      4.27%
   -- A Shares at NAV                     8.66%    8.49%    3.93%      4.78%
DJ Moderately Conservative Index         10.61%   11.05%    5.11%      6.77%
Blended Index: 40% S&P 500
   Index and 60% Barclays Capital
   Intermediate Government/Credit
   Index                                  9.82%    9.98%    4.63%      5.22%
Barclays Capital Intermediate
   Government/Credit Index                1.27%    5.89%    5.53%      4.75%
S&P 500 Index                            23.27%   15.06%    2.29%      5.15%

Fund Expense Ratios(3): Institutional Shares - 0.95% (gross & net)
                        A Shares - 1.20% (gross & net)

----------
     PERFORMANCE SHOWN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. TOTAL RETURNS SHOWN IN THE TABLE ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF SHARES. TOTAL RETURNS WOULD BE LOWER HAD CERTAIN FEES AND EXPENSES NOT BEEN WAIVED AND/OR REIMBURSED. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-336-9970.

     THE FUND IS NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENTAL AGENCY, IS NOT A DEPOSIT OF ANY BANK OR ENTITY, AND IS SUBJECT TO INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. INVESTMENT PRODUCTS ARE NOT GUARANTEED OR INSURED BY WILMINGTON TRUST.

(1) THE SINCE INCEPTION RETURNS SHOWN INCLUDE PERFORMANCE FOR THE PERIOD SEPTEMBER 1, 2003 (COMMENCEMENT OF OPERATIONS FOR THE CONSERVATIVE ALLOCATION CTF) THROUGH DECEMBER 31, 2010. THE CONSERVATIVE FUND'S PERFORMANCE INCLUDES THE RESTATED PERFORMANCE OF THE CONSERVATIVE ALLOCATION CTF (I.E., RESTATED TO REFLECT CLASS-SPECIFIC EXPENSES AND INCLUDING CONTRACTUAL INVESTMENT ADVISER REIMBURSEMENTS TO MAINTAIN EXPENSE LIMITATIONS). THE CONSERVATIVE ALLOCATION CTF WAS NOT REGISTERED AS A MUTUAL FUND UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED (THE "1940 ACT") AND THEREFORE WAS NOT SUBJECT TO THE INVESTMENT RESTRICTIONS, LIMITATIONS, AND DIVERSIFICATION REQUIREMENTS IMPOSED BY THE 1940 ACT AND THE INTERNAL REVENUE CODE OF 1986, AS AMENDED. IF THE CONSERVATIVE ALLOCATION CTF HAD BEEN REGISTERED UNDER THE 1940 ACT, ITS PERFORMANCE MAY HAVE BEEN DIFFERENT.

(2) PERFORMANCE REFLECTS THE DEDUCTION OF THE 3.50% MAXIMUM FRONT-END SALES CHARGE.

(3) THE EXPENSE RATIOS SHOWN ARE FROM THE MOST RECENT PROSPECTUS DATED NOVEMBER 1, 2010. NET EXPENSES ARE REDUCED BY CONTRACTUAL AND VOLUNTARY FEE WAIVER AGREEMENTS AND GROSS EXPENSES DO NOT REFLECT THE FEE WAIVERS. EXPENSE RATIOS SHOWN ALSO INCLUDE ACQUIRED FUND FEES AND EXPENSES.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     PRESIDENT'S MESSAGE -- CONTINUED

We thank you for your investment in the Wilmington Funds, and we look forward to reporting to you again six months hence. If you would like additional information on the Funds in the meantime, we invite you to visit www.wilmingtonfunds.com, or to consult your financial advisor.

                                        Sincerely,


                                        /s/ John J. Kelley

                                        John J. Kelley
                                        President

January 29, 2011

YOU SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE WILMINGTON FUNDS CAREFULLY BEFORE INVESTING. A PROSPECTUS OR SUMMARY PROSPECTUS WITH THIS AND OTHER INFORMATION MAY BE OBTAINED BY CALLING 800-336-9970 OR VISITING THE FUNDS' WEB SITE AT WWW.WILMINGTONFUNDS.COM. THE PROSPECTUS SHOULD BE READ CAREFULLY BEFORE INVESTING.

MR. KELLEY'S COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY AND ARE COMPILED FROM THE INVESTMENT ADVISER'S RESEARCH. THESE COMMENTS REFLECT OPINIONS AS OF THE DATE WRITTEN AND ARE SUBJECT TO CHANGE AT ANY TIME.

DISTRIBUTED BY PROFESSIONAL FUNDS DISTRIBUTOR, LLC.

SEE FINANCIAL HIGHLIGHTS.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     EXPENSE DISCLOSURE (UNAUDITED)

DISCLOSURE OF FUND EXPENSES

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), if any, and redemption fees, if any, and (2) ongoing costs, including management fees, distribution (12b-1) fees, if any, and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2010 to December 31, 2010).

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

The Expense Tables illustrate your Fund's costs in two ways.

     - ACTUAL EXPENSES. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     EXPENSE DISCLOSURE (UNAUDITED) -- CONTINUED

FOR THE PERIOD JULY 1, 2010 TO DECEMBER 31, 2010

EXPENSE TABLES

                                                    BEGINNING     ENDING                 EXPENSES
                                                     ACCOUNT     ACCOUNT    ANNUALIZED     PAID
                                                      VALUE       VALUE       EXPENSE     DURING
                                                      7/1/10     12/31/10      RATIO      PERIOD*
                                                    ---------   ---------   ----------   --------
AGGRESSIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return ..............................   $1,000.00   $1,213.80      0.43%       $2.40
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,023.02      0.43         2.19
AGGRESSIVE ASSET ALLOCATION FUND -- A SHARES(1)
Actual Fund Return ..............................   $1,000.00   $1,212.80      0.68%       $3.79
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,021.74      0.68         3.47
CONSERVATIVE ASSET ALLOCATION FUND -- INSTITUTIONAL SHARES(1)
Actual Fund Return ..............................   $1,000.00   $1,088.90      0.35%       $1.84
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,023.42      0.35         1.79
CONSERVATIVE ASSET ALLOCATION FUND -- A SHARES(1)
Actual Fund Return ..............................   $1,000.00   $1,086.60      0.60%       $3.16
Hypothetical 5% Return Before Expenses ..........    1,000.00    1,022.15      0.60         3.06

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365 (to reflect the one-half year period).

(1) The Funds invest a substantial portion of their assets in other funds, which are registered investment companies. In addition to the expenses reflected above, the Funds also indirectly bear fees and expenses charged by the other funds.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     DISCLOSURE OF PORTFOLIO HOLDINGS (UNAUDITED)

PORTFOLIO HOLDINGS

DECEMBER 31, 2010

The following tables present a summary of the portfolio holdings of each of the Wilmington Asset Allocation Funds as a percentage of its total investments.

AGGRESSIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
   U.S. Equity Funds ..............    55.2%
   International Equity Fund ......    20.8%
   Real Asset Fund ................     9.9%
Non-Affiliated Investment Companies
   Fixed Income Funds .............    14.1%
                                      -----
                                      100.0%
                                      =====

CONSERVATIVE ASSET ALLOCATION FUND

Affiliated Investment Companies
   Fixed Income Fund ..............    51.8%
   U.S. Equity Funds ..............    20.0%
   Real Asset Fund ................     4.5%
   International Equity Fund ......     4.1%
Non-Affiliated Investment Companies
   Fixed Income Funds .............    13.6%
   International Equity Funds .....     4.5%
   U.S. Equity Fund ...............     1.5%
                                      -----
                                      100.0%
                                      =====

DISCLOSURE OF PORTFOLIO HOLDINGS

The Trust files a complete schedule of investments with the SEC for its first and third fiscal quarters on Form N-Q. Form N-Q is available, without charge, by visiting the SEC's website at http://www.sec.gov, or it may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
AGGRESSIVE ASSET ALLOCATION FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                                FAIR VALUE
                                     SHARES      (NOTE 2)
                                   ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 85.5%
      Wilmington Large-Cap
         Strategy Fund .........   2,210,905   $25,447,518
      Wilmington Multi-Manager
         International Fund ....   1,451,777    11,004,469
      Wilmington Multi-Manager
         Real Asset Fund .......     380,350     5,241,219
      Wilmington Small-Cap
         Strategy Fund .........     377,104     3,812,523
                                               -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $35,401,323) ...................    45,505,729
                                               -----------

                                                FAIR VALUE
                                     SHARES      (NOTE 2)
                                   ---------   -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 14.1%
      iShares iBoxx $ High Yield
         Corporate Bond Fund ...      19,000   $ 1,715,510
      PIMCO High Yield
         Fund - Institutional
         Class .................     313,326     2,913,934
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares ........     508,422     2,898,006
                                               -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (COST $6,698,775) ....................     7,527,450
                                               -----------
TOTAL INVESTMENTS -- 99.6%
   (Cost $42,100,098)+ .....................   $53,033,179
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.4% ..................       225,034
                                               -----------
NET ASSETS -- 100.0% .......................   $53,258,213
                                               ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $49,868,545. At December 31, 2010, net unrealized appreciation was $3,164,634. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $3,164,634 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $0.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                               TOTAL                      LEVEL 2        LEVEL 3
                                              VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                              DECEMBER       QUOTED      OBSERVABLE   UNOBSERVABLE
                                              31, 2010       PRICE         INPUTS        INPUTS
                                            -----------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ......   $45,505,729   $45,505,729       $--            $--
   Non-Affiliated Investment Companies ..     7,527,450     7,527,450        --             --
                                            -----------   -----------       ---            ---
      Total .............................   $53,033,179   $53,033,179       $--            $--
                                            ===========   ===========       ===            ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
CONSERVATIVE ASSET ALLOCATION FUND
     INVESTMENTS / DECEMBER 31, 2010 (UNAUDITED)

     (Showing Percentage of Net Assets)

                                              FAIR VALUE
                                   SHARES      (NOTE 2)
                                 ---------   -----------
AFFILIATED INVESTMENT COMPANIES++ -- 80.2%
      Wilmington Large-Cap
         Strategy Fund .......   1,040,675   $11,978,168
      Wilmington Multi-Manager
         International Fund ..     352,463     2,671,668
      Wilmington Multi-Manager
         Real Asset Fund .....     215,145     2,964,693
      Wilmington Prime Money
         Market Fund .........     119,648       119,648
      Wilmington Short/
         Intermediate-Term
         Bond Fund ...........   3,182,911    33,738,859
      Wilmington Small-Cap
         Strategy Fund .......     109,158     1,103,590
                                             -----------
   TOTAL AFFILIATED INVESTMENT COMPANIES
      (COST $47,881,227) .................    52,576,626
                                             -----------

                                              FAIR VALUE
                                   SHARES      (NOTE 2)
                                 ---------   -----------
NON-AFFILIATED INVESTMENT COMPANIES -- 19.5%
      iShares Barclays U.S.
         Treasury Inflation
         Protected Securities
         Index Fund ..........      21,252   $ 2,285,015
      iShares MSCI EAFE
         Growth Index Fund ...      32,145     1,963,256
         iShares MSCI EAFE
         Value Index Fund ....      19,750     1,002,708
      iShares S&P 500
         Index Fund ..........       7,600       959,500
      PIMCO High Yield
         Fund - Institutional
         Class ...............     353,101     3,283,835
      Vanguard High-Yield
         Corporate Fund -
         Admiral Shares ......     573,305     3,267,841
                                             -----------
   TOTAL NON-AFFILIATED INVESTMENT COMPANIES
      (COST $11,682,602) .....                12,762,155
                                             -----------
TOTAL INVESTMENTS -- 99.7%
   (Cost $59,563,829)+ ...................   $65,338,781
OTHER ASSETS IN EXCESS
   OF LIABILITIES -- 0.3% ................       164,194
                                             -----------
NET ASSETS -- 100.0% .....................   $65,502,975
                                             ===========

----------
++ The Fund invests in the Institutional Shares of the Affiliated Investment Companies.

+ The cost for Federal income tax purposes is $60,522,598. At December 31, 2010, net unrealized appreciation was $4,816,183. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $4,816,183 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $0.

The following table provides a summary of inputs used to value the Fund's net assets as of December 31, 2010 (see Note 2 in the Notes to Financial Statements):

                                               TOTAL                      LEVEL 2        LEVEL 3
                                              VALUE AT      LEVEL 1     SIGNIFICANT    SIGNIFICANT
                                              DECEMBER       QUOTED      OBSERVABLE   UNOBSERVABLE
                                              31, 2010       PRICE         INPUTS        INPUTS
                                            -----------   -----------   -----------   ------------
INVESTMENTS IN SECURITIES:
   Affiliated Investment Companies ......   $52,576,626   $52,576,626       $--            $--
   Non-Affiliated Investment Companies ..    12,762,155    12,762,155        --             --
                                            -----------   -----------       ---            ---
      Total .............................   $65,338,781   $65,338,781       $--            $--
                                            ===========   ===========       ===            ===

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

                                                  AGGRESSIVE    CONSERVATIVE
                                                     ASSET          ASSET
                                                  ALLOCATION     ALLOCATION
                                                     FUND           FUND
                                                 ------------   ------------
ASSETS:
Investment in affiliated investment companies,
   at fair value* ............................   $ 45,505,729    $52,576,626
Investment in non-affiliated investment
   companies, at fair value** ................      7,527,450     12,762,155
Receivable for fund shares sold ..............         46,078        148,186
Receivable for investments sold ..............        180,557             --
Dividends receivable .........................         48,577         46,470
Other assets .................................         18,637         13,814
                                                 ------------    -----------
Total assets .................................     53,327,028     65,547,251
                                                 ------------    -----------
LIABILITIES:
Due to custodian .............................         30,216             --
Payable for fund shares redeemed .............          1,511         10,209
Other accrued expenses .......................         37,088         34,067
                                                 ------------    -----------
Total liabilities ............................         68,815         44,276
                                                 ------------    -----------
NET ASSETS ...................................   $ 53,258,213    $65,502,975
                                                 ============    ===========
NET ASSETS CONSIST OF:
Paid-in capital ..............................   $ 61,490,723    $66,502,121
Distributions in excess of net investment
   income ....................................        (19,065)      (198,765)
Accumulated net realized loss on
   investments ...............................    (19,146,526)    (6,575,333)
Net unrealized appreciation of investments ...     10,933,081      5,774,952
                                                 ------------    -----------
Net Assets ...................................   $ 53,258,213    $65,502,975
                                                 ============    ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ......................   $ 49,329,229    $55,926,817
   A Shares ..................................      3,928,984      9,576,158
                                                 ------------    -----------
                                                 $ 53,258,213    $65,502,975
                                                 ============    ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized
   shares):
   Institutional Shares ......................      5,473,265      5,414,881
   A Shares ..................................        436,817        928,886
NET ASSET VALUE PER SHARE:
   Institutional Shares (net asset value
      (NAV), offering and redemption price) ..   $       9.01    $     10.33
                                                 ------------    -----------
   A Shares (net asset value (NAV) and
      redemption price) ......................   $       8.99    $     10.31
                                                 ------------    -----------
   A Shares (public offering price --
      NAV / 0.965) ...........................   $       9.32    $     10.68
                                                 ------------    -----------
* Investment in affiliated investment
     companies, at cost ......................   $ 35,401,323    $47,881,227
** Investment in non-affiliated investment
     companies, at cost ......................   $  6,698,775    $11,682,602

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF OPERATIONS
For the Six-Month Period Ended December 31, 2010 (Unaudited)

                                                  AGGRESSIVE    CONSERVATIVE
                                                     ASSET          ASSET
                                                  ALLOCATION     ALLOCATION
                                                     FUND           FUND
                                                 ------------   ------------
INVESTMENT INCOME:
   Dividends from affiliated investment
      companies ..............................    $  186,441     $   89,831
   Dividends from non-affiliated investment
      companies ..............................       472,151        946,870
                                                  ----------     ----------
   Total investment income ...................       658,592      1,036,701
                                                  ----------     ----------
EXPENSES:
   Administration fees .......................         4,166          5,260
   Sub-administration and accounting fees ....         9,619         11,403
   Custody fees ..............................         6,207          6,201
   Transfer agent fees .......................        20,940         20,075
   Distribution fees - A Shares ..............         4,924         12,330
   Professional fees .........................        18,958         18,950
   Reports to shareholders ...................         9,130          8,966
   Registration fees .........................        14,235         14,817
   Trustees' fees ............................        17,096         17,096
   Compliance services .......................         5,584          5,584
   Other .....................................         5,462          5,420
                                                  ----------     ----------
   Total expenses, net .......................       116,321        126,102
                                                  ----------     ----------
   Net investment income .....................       542,271        910,599
                                                  ----------     ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON:
   Net realized gain from affiliated
      investment companies ...................       355,452        251,320
   Net realized gain (loss) from
      non-affiliated investment companies ....      (303,900)       119,048
   Realized gain distributions received from
      investment companies ...................            13        610,022
   Net change in unrealized appreciation
      (depreciation) of investments in
      affiliated companies ...................     9,363,469      3,599,850
                                                  ----------     ----------
   Net gain on investments ...................     9,415,034      4,580,240
                                                  ----------     ----------
   NET INCREASE IN NET ASSETS RESULTING FROM
      OPERATIONS .............................    $9,957,305     $5,490,839
                                                  ==========     ==========

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
      FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS

                                                       AGGRESSIVE ASSET
                                                       ALLOCATION FUND
                                                 ---------------------------
                                                   FOR THE
                                                  SIX-MONTH
                                                    PERIOD
                                                    ENDED       FOR THE YEAR
                                                   DECEMBER        ENDED
                                                   31, 2010       JUNE 30,
                                                 (UNAUDITED)        2010
                                                 -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................   $   542,271    $    907,071
   Net realized gain (loss) from investments .        51,565      (6,377,192)
   Net change in unrealized appreciation of
      investment companies ...................     9,363.469      13,341,988
                                                 -----------    ------------
Net increase in net assets resulting from
   operations ................................     9,957,305       7,871,867
                                                 -----------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................      (561,140)       (850,801)
      A Shares ...............................       (39,979)        (52,604)
                                                 -----------    ------------
Total distributions ..........................      (601,119)       (903,405)
                                                 -----------    ------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...................     2,364,923      16,575,547
      A Shares ...............................        61,363       1,181,814
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...................       171,388         234,217
      A Shares ...............................        38,631          51,087
   Cost of shares redeemed:
      Institutional Shares ...................    (7,907,415)    (29,164,181)
      A Shares ...............................      (672,333)       (988,990)
                                                 -----------    ------------
Net decrease in net assets from Fund share
   transactions ..............................    (5,943,443)    (12,110,506)
                                                 -----------    ------------
Total increase (decrease) in net assets ......     3,412,743      (5,142,044)
NET ASSETS:
   Beginning of Period .......................    49,845,470      54,987,514
                                                 -----------    ------------
   End of Period .............................   $53,258,213    $ 49,845,470
                                                 ===========    ============
Undistributed (distributions in excess of) net
   investment income .........................   $   (19,065)   $     39,783
                                                 -----------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL STATEMENTS -- CONTINUED

STATEMENTS OF CHANGES IN NET ASSETS


                                                      CONSERVATIVE ASSET
                                                       ALLOCATION FUND
                                                 ---------------------------
                                                   FOR THE
                                                  SIX-MONTH
                                                    PERIOD
                                                    ENDED       FOR THE YEAR
                                                   DECEMBER        ENDED
                                                   31, 2010       JUNE 30,
                                                 (UNAUDITED)        2010
                                                 -----------    ------------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income .....................   $   910,599    $  1,606,333
   Net realized gain (loss) from investments .       980,390      (1,268,218)
   Net change in unrealized appreciation of
      investment companies ...................     3,599,850       3,189,859
                                                 -----------    ------------
Net increase in net assets resulting from
   operations ................................     5,490,839       3,527,974
                                                 -----------    ------------
Distributions to shareholders from:
   Net investment income:
      Institutional Shares ...................    (1,065,427)     (1,336,358)
      A Shares ...............................      (173,021)       (250,242)
                                                 -----------    ------------
Total distributions ..........................    (1,238,448)     (1,586,600)
                                                 -----------    ------------
Fund share transactions (Note 5):
   Proceeds from shares sold:
      Institutional Shares ...................     3,597,083      43,632,229
      A Shares ...............................       227,575         945,831
   Proceeds from mergers (Note 8):
      Institutional shares ...................            --      15,358,229
      A Shares ...............................            --       8,139,354
   Cost of shares issued on reinvestment of
      distributions:
      Institutional Shares ...................       949,198       1,113,143
      A Shares ...............................       162,460         235,494
   Cost of shares redeemed:
      Institutional Shares ...................    (5,353,750)    (21,472,511)
      A Shares ...............................    (1,352,285)     (3,295,476)
                                                 -----------    ------------
Net increase (decrease) in net assets from
   Fund share transactions ...................    (1,769,719)     44,656,293
                                                 -----------    ------------
Total increase in net assets .................     2,482,672      46,597,667
NET ASSETS:
   Beginning of Period .......................    63,020,303      16,422,636
                                                 -----------    ------------
   End of Period .............................   $65,502,975    $ 63,020,303
                                                 ===========    ============
Undistributed (distributions in excess of) net
   investment income .........................   $  (198,765)   $    129,084
                                                 -----------    ------------

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL HIGHLIGHTS

     The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                                            FOR THE
                                     FOR THE                                                PERIOD
                                    SIX-MONTH                                              DECEMBER
                                      PERIOD                                                  20,
                                      ENDED                                                 2005(1)
                                     DECEMBER          FOR THE YEARS ENDED JUNE 30,         THROUGH
                                     31, 2010    ---------------------------------------   JUNE 30,
                                   (UNAUDITED)     2010      2009       2008       2007      2006
                                   -----------   -------   -------    -------    -------   --------
AGGRESSIVE ASSET ALLOCATION
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .........     $  7.51     $  6.82   $ 10.93    $ 12.20    $ 10.55   $ 10.00
                                     -------     -------   -------    -------    -------   -------
INVESTMENT OPERATIONS:
   Net investment income(2) ....        0.09        0.11      0.15       0.20       0.10      0.11
   Net realized and unrealized
      gain (loss) on
      investments ..............        1.51        0.70     (3.54)     (0.78)      1.81      0.50
                                     -------     -------   -------    -------    -------   -------
      Total from investment
         operations ............        1.60        0.81     (3.39)     (0.58)      1.91      0.61
                                     -------     -------   -------    -------    -------   -------
DISTRIBUTIONS:(3)
   From net investment income ..       (0.10)      (0.12)    (0.14)     (0.20)     (0.10)    (0.06)
   From net realized gains .....          --          --     (0.58)     (0.49)     (0.16)       --
                                     -------     -------   -------    -------    -------   -------
      Total distributions ......       (0.10)      (0.12)    (0.72)     (0.69)     (0.26)    (0.06)
                                     -------     -------   -------    -------    -------   -------
NET ASSET VALUE --
   END OF PERIOD ...............     $  9.01     $  7.51   $  6.82    $ 10.93    $ 12.20   $ 10.55
                                     =======     =======   =======    =======    =======   =======
TOTAL RETURN ...................       21.38%**    11.80%   (30.63)%    (5.14)%    18.25%     6.08%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Operating expenses:
         Including expense
            limitations ........        0.43%*      0.33%     0.40%      0.35%      0.50%     0.50%*
         Excluding expense
            limitations ........        0.43%*      0.33%     0.41%      0.36%      0.52%     1.48%*
      Total expenses(4) ........        1.00%*      1.08%     1.48%      1.32%      1.37%      N/A
      Net investment income ....        2.10%*      1.41%     1.97%      1.67%      0.90%     1.90%*
      Portfolio turnover rate ..          16%**       53%       59%        23%        14%       24%**
Net assets at end of period
   (000 omitted) ...............     $49,329     $46,058   $51,823    $56,985    $53,249   $23,772

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have 4 been reclassified to distributions from realized gains.

(4) Total expenses consist of net operating expenses, including expense limitations, and acquired fund fees and expenses.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                            FOR THE
                                     FOR THE                                                PERIOD
                                    SIX-MONTH                                              DECEMBER
                                      PERIOD                                                  20,
                                      ENDED                                                 2005(1)
                                     DECEMBER          FOR THE YEARS ENDED JUNE 30,         THROUGH
                                     31, 2010    ---------------------------------------   JUNE 30,
                                   (UNAUDITED)     2010      2009       2008       2007      2006
                                   -----------   -------   -------    -------    -------   --------
AGGRESSIVE ASSET ALLOCATION
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD .........      $ 7.49      $ 6.81   $ 10.92     $12.19     $10.54    $10.00
                                      ------      ------   -------     ------     ------    ------
INVESTMENT OPERATIONS:
   Net investment income(2) ....        0.08        0.10      0.12       0.17       0.08      0.11
   Net realized and unrealized
      gain (loss) on
      investments ..............        1.51        0.68     (3.53)     (0.78)      1.80      0.48
                                      ------      ------   -------     ------     ------    ------
      Total from investment
         operations ............        1.59        0.78     (3.41)     (0.61)      1.88      0.59
                                      ------      ------   -------     ------     ------    ------
DISTRIBUTIONS:(3)
   From net investment income ..       (0.09)      (0.10)    (0.12)     (0.17)     (0.07)    (0.05)
   From net realized gains .....          --          --     (0.58)     (0.49)     (0.16)       --
                                      ------      ------   -------     ------     ------    ------
      Total distributions ......       (0.09)      (0.10)    (0.70)     (0.66)     (0.23)    (0.05)
                                      ------      ------   -------     ------     ------    ------
NET ASSET VALUE --
   END OF PERIOD ...............      $ 8.99      $ 7.49   $  6.81     $10.92     $12.19    $10.54
                                      ======      ======   =======     ======     ======    ======
TOTAL RETURN(4) ................       21.28%**    11.41%   (30.79)%    (5.37)%    18.01%     5.93%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Operating expenses:
         Including expense
            limitations ........        0.68%*      0.58%     0.65%      0.60%      0.75%     0.75%*
         Excluding expense
            limitations ........        0.68%*      0.58%     0.66%      0.61%      0.76%     3.59%*
      Total expenses(5) ........        1.25%*      1.33%     1.73%      1.57%      1.62%      N/A
      Net investment income ....        1.87%*      1.23%     1.63%      1.41%      0.69%     1.90%*
      Portfolio turnover rate ..          16%**       53%       59%        23%        14%       24%**
Net assets at end of period
   (000 omitted) ...............      $3,929      $3,788   $ 3,165     $4,737     $5,070    $1,614

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(5) Total expenses consist of net operating expenses, including expense limitations, and acquired fund fees and expenses.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                                                                            FOR THE
                                     FOR THE                                                PERIOD
                                    SIX-MONTH                                              DECEMBER
                                      PERIOD                                                  20,
                                      ENDED                                                 2005(1)
                                     DECEMBER          FOR THE YEARS ENDED JUNE 30,         THROUGH
                                     31, 2010    ---------------------------------------   JUNE 30,
                                   (UNAUDITED)     2010      2009       2008       2007      2006
                                   -----------   -------   -------    -------    -------   --------
CONSERVATIVE ASSET ALLOCATION
   FUND -- INSTITUTIONAL SHARES
NET ASSET VALUE -- BEGINNING OF
   PERIOD ......................     $  9.67     $  9.04   $ 10.55     $10.81     $10.17    $10.00
                                     -------     -------   -------     ------     ------    ------
INVESTMENT OPERATIONS:
   Net investment income(2) ....        0.14        0.29      0.31       0.31       0.31      0.16
   Net realized and unrealized
      gain (loss) on investments        0.72        0.62     (1.41)     (0.14)      0.65      0.10
                                     -------     -------   -------     ------     ------    ------
      Total from investment
         operations ............        0.86        0.91     (1.10)      0.17       0.96      0.26
                                     -------     -------   -------     ------     ------    ------
DISTRIBUTIONS:(3)
   From net investment income ..       (0.20)      (0.28)    (0.27)     (0.30)     (0.27)    (0.09)
   From net realized gains .....          --          --     (0.14)     (0.13)     (0.05)       --
                                     -------     -------   -------     ------     ------    ------
      Total distributions ......       (0.20)      (0.28)    (0.41)     (0.43)     (0.32)    (0.09)
                                     -------     -------   -------     ------     ------    ------
NET ASSET VALUE --
   END OF PERIOD ...............     $ 10.33     $  9.67   $  9.04     $10.55     $10.81    $10.17
                                     =======     =======   =======     ======     ======    ======
TOTAL RETURN ...................        8.89%**    10.12%   (10.30)%     1.58%      9.62%     2.59%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
      Operating expenses:
         Including expense
            limitations ........        0.35%*      0.39%     0.50%      0.50%      0.50%     0.50%*
      Excluding expense
         limitations ...........        0.35%*      0.39%     1.30%      1.43%      3.08%    10.76%*
   Total expenses(4) ...........        0.86%*      0.95%     1.27%      1.25%      1.19%      N/A
   Net investment income .......        2.81%*      2.91%     3.42%      2.83%      2.86%     3.05%*
   Portfolio turnover rate .....           9%**       92%       31%        25%        47%       23%**
Net assets at end of period
   (000 omitted) ...............     $55,927     $53,131   $13,021     $8,058     $7,894    $2,725

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total expenses consist of net operating expenses, including expense limitations, and acquired fund fees and expenses.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     FINANCIAL HIGHLIGHTS -- CONTINUED

                                          FOR THE
                                      SIX-MONTH PERIOD                                        FOR THE PERIOD
                                           ENDED                                               DECEMBER 20,
                                        DECEMBER 31,        FOR THE YEARS ENDED JUNE 30,         2005 (1)
                                            2010         ----------------------------------      THROUGH
                                        (UNAUDITED)       2010      2009     2008     2007    JUNE 30, 2006
                                      ----------------   ------   -------   ------   ------   --------------
CONSERVATIVE ASSET
   ALLOCATION
   FUND -- A SHARES
NET ASSET VALUE --
   BEGINNING OF PERIOD ............       $ 9.66         $ 9.02   $ 10.54   $10.80   $10.17      $10.00
                                          ------         ------   -------   ------   ------      ------
INVESTMENT OPERATIONS:
   Net investment income(2) .......         0.13           0.26      0.28     0.28     0.27        0.19
   Net realized and unrealized
      gain (loss) on investments...         0.70           0.64     (1.41)   (0.13)    0.66        0.06
                                          ------         ------   -------   ------   ------      ------
      Total from investment
         operations ...............         0.83           0.90     (1.13)    0.15     0.93        0.25
                                          ------         ------   -------   ------   ------      ------
DISTRIBUTIONS:(3)
   From net investment income .....        (0.18)         (0.26)    (0.25)   (0.28)   (0.25)      (0.08)
   From net realized gains ........           --             --     (0.14)   (0.13)   (0.05)         --
                                          ------         ------   -------   ------   ------      ------
      Total distributions .........        (0.18)         (0.26)    (0.39)   (0.41)   (0.30)      (0.08)
                                          ------         ------   -------   ------   ------      ------
NET ASSET VALUE --
   END OF PERIOD ..................       $ 10.31        $ 9.66   $  9.02   $10.54   $10.80      $10.17
                                          =======        ======   =======   ======   ======      ======
TOTAL RETURN(4) ...................          8.66%**       9.98%   (10.57)%   1.35%    9.30%       2.53%**
RATIOS (TO AVERAGE NET ASSETS)/
   SUPPLEMENTAL DATA:
   Operating expenses:
      Including expense
         limitations ..............         0.60%*         0.64%     0.75%    0.75%    0.75%       0.75%*
      Excluding expense
         limitations ..............         0.60%*         0.64%     1.56%    1.68%    3.73%      10.98%*
   Total expenses(5) ..............         1.11%*         1.20%     1.52%    1.50%    1.44%        N/A
   Net investment income ..........         2.55%*         2.65%     3.02%    2.61%    2.57%       3.46%*
   Portfolio turnover rate ........            9%**          92%       31%      25%      47%         23%**
Net assets at end of period
   (000 omitted) ..................       $9,576         $9,890   $ 3,402   $4,777   $3,273      $  723

----------
*    Annualized.

**   Not annualized.

(1)  Commencement of operations.

(2) The net investment income per share was calculated using the average shares outstanding method.

(3) For financial reporting purposes, certain distributions from net investment income for Federal income tax purposes have been reclassified to distributions from realized gains.

(4) Total return does not reflect the impact of the maximum front-end sales load of 3.50%. If reflected, the return would be lower.

(5) Total expenses consist of net operating expenses, including expense limitations, and acquired fund fees and expenses.

    The accompanying notes are an integral part of the financial statements.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. DESCRIPTION OF THE FUNDS. WT Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company and was organized as a Delaware statutory trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the "Trustees") to establish series of shares, each of which constitutes a series separate and distinct from the shares of other series. As of December 31, 2010, the Trust offered 12 series, two of which are included in these financial statements. The two series (each, a "Fund" and collectively, the "Funds") included are: Wilmington Aggressive Asset Allocation Fund ("Aggressive Asset Allocation Fund") and Wilmington Conservative Asset Allocation Fund ("Conservative Asset Allocation Fund") (collectively, the "Asset Allocation Funds"). The Asset Allocation Funds will primarily invest in other open-end investment companies (mutual funds) that are series of the Trust (collectively, the "Affiliated Underlying Funds"). The Asset Allocation Funds will also invest in other mutual funds that are not series of the Trust (collectively, the "Non-Affiliated Underlying Funds"). The Affiliated and Non-Affiliated Underlying Funds include funds that invest in U.S. and foreign equity securities, debt securities and money market instruments. The Underlying Funds' financial statements are included in separate reports.

     Each Fund offers two classes of shares: Institutional Shares and A Shares. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee and a maximum front-end sales charge of 3.50%.

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Investments in the Underlying Funds are valued at each fund's net asset value determined as of the close of business of the New York Stock Exchange (generally 4:00 p.m. Eastern time). Securities traded on the NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. When a Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Trustees believe accurately reflects fair value. The Funds' policy is intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to a Fund's procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - prices determined using significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     A summary of the inputs used to value the Funds' net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For the six-month period ended December 31, 2010, the Funds had no significant transfers between investments in Level 1 and Level 2.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made. If applicable, the Funds recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations.

     Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' Federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes the amortization of premium and accretion of discount. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets.

     In addition to the expenses reflected on the Statements of Operations, the Funds indirectly bear the investment advisory fees and other expenses of the Underlying Funds in which they invest. Because each of the Underlying Funds has varied expense and fee levels, and the Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains, and losses and expenses other than class-specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, are declared and paid to shareholders annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Rodney Square Management Corporation ("RSMC"), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Funds. RSMC does not receive a fee directly from the Asset Allocation Funds for its services. Wilmington Trust Investment Management, LLC ("WTIM"), also a wholly owned subsidiary of Wilmington Trust Corporation and under common control with RSMC, provides certain investment services, information, advice, assistance and facilities, and performs research, statistical and investment services pursuant to a sub-advisory agreement among the Trust, RSMC and WTIM. WTIM does not receive a fee from the Funds for its services. RSMC serves as investment adviser for each of the Underlying Funds, and WTIM serves as sub-adviser for each of the Underlying Funds.

     RSMC has contractually agreed to reimburse operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses, excluding class-specific expenses (such as Rule 12b-1 or shareholder services fees), exceed the following percentages of average daily net assets:

                                       EXPENSE LIMITATION*   EXPIRATION DATE
                                       -------------------   ----------------
Aggressive Asset Allocation Fund              0.50%          October 31, 2014
Conservative Asset Allocation Fund            0.50%          October 31, 2014

----------
* This expense limitation will remain in place until its expiration date, unless the Trustees approve its earlier termination.

     The Funds' Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Funds pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer's total compensation. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. As of December 31, 2010, there were no liabilities due to RSMC for these services in any of the Funds.

     RSMC provides administrative services to the Funds pursuant to an Administration Agreement. For these services, RSMC receives a fee at the annual rate of 0.0185% of the Trust's first $2 billion of total aggregate daily net assets; 0.0175% of the Trust's next $2 billion of total aggregate daily net assets; 0.0125% of the Trust's next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust's total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to RSMC for these services as of December 31, 2010 were $708 and $884 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.

     BNY Mellon Investment Servicing (U.S.) Inc. provides sub-administration, accounting, and transfer agent services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Funds.

     COMPENSATION OF TRUSTEES AND OFFICERS. Except for the Funds' Chief Compliance Officer, Trustees and Officers of the Funds who are employees or officers of RSMC or WTIM do not receive any compensation from the Funds. Trustees of the Funds who are not employees or officers of RSMC or WTIM receive compensation and reimbursement of expenses from the Funds. Under a Deferred Compensation Plan (the "Plan") adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     series of the Trust and remain so until distributed in accordance with the Plan. Trustees' fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

     DISTRIBUTION FEES. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows each Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of each Fund's average daily net assets of the A Shares.

     Wilmington Trust Company ("WTC"), an affiliate of RSMC, serves as custodian, and PFPC Trust Company serves as sub-custodian to the Funds. The Funds pay WTC for its services as custodian, and WTC pays PFPC Trust Company for its services as sub-custodian. The fees for these services for the six-month period ended December 31, 2010 are shown separately on the Statements of Operations. The accrued liability amount for each Fund due to WTC for these services as of December 31, 2010 were $2,959 and $3,639 for the Aggressive Asset Allocation Fund and the Conservative Asset Allocation Fund, respectively.

4. INVESTMENT SECURITIES TRANSACTIONS. During the six-month period ended December 31, 2010, purchases and sales of investment securities (excluding short-term investments) were as follows:

                   AGGRESSIVE ASSET   CONSERVATIVE ASSET
                    ALLOCATION FUND     ALLOCATION FUND
                   ----------------   -----------------
Purchases            $ 7,958,416          $5,779,310
Sales                 14,201,449           8,131,871

     A summary of the Fund of Fund's total long-term and short-term purchases and sales of the shares of the underlying affiliated funds during the period ended December 31, 2010 is as follows:

                                                                                         DISTRIBUTIONS     BALANCE
                                    BALANCE AT                                                 OF            AT
                                     JUNE 30,                      SALES      DIVIDEND      REALIZED     DECEMBER 31,
                                       2010        PURCHASES     PROCEEDS      INCOME        GAINS           2010
                                    -----------   -----------   -----------   --------   -------------   ------------
AGGRESSIVE ASSET ALLOCATION FUND
Wilmington Large-Cap
   Strategy Fund ................   $14,955,342   $ 6,626,962   $   370,634   $ 72,855       $--         $25,447,518
Wilmington Multi-Manager
   Real Asset Fund ..............     5,075,120        32,700       633,192    103,015        --           5,241,219
Wilmington Multi-Manager
   International Fund ...........     9,902,145       560,000     1,941,242         --        --          11,004,469
Wilmington Multi-Manager
   Small-Cap Strategy Fund ......     6,919,437        41,911     4,374,909     10,571        --           3,812,523
Wilmington Prime Money
   Market Fund ..................            --    55,703,383    55,703,383         --        --                  --
                                    -----------   -----------   -----------   --------       ---         -----------
                                    $36,852,044   $62,964,956   $63,023,360   $186,441       $--         $45,505,729
                                    ===========   ===========   ===========   ========       ===         ===========

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

                                                                                         DISTRIBUTIONS     BALANCE
                                      BALANCE AT                                               OF            AT
                                       JUNE 30,                    SALES      DIVIDEND      REALIZED     DECEMBER 31,
                                        2010        PURCHASES     PROCEEDS     INCOME         GAINS         2010
                                     -----------   -----------   ----------   --------   -------------   ------------
CONSERVATIVE ASSET ALLOCATION FUND
Wilmington Large-Cap
   Strategy Fund .................   $ 6,816,557   $ 3,478,134   $  271,850   $29,383      $     --      $11,978,168
Wilmington Multi-Manager
   Real Asset Fund ...............     2,507,756       300,000      240,878    54,609            --        2,964,693
Wilmington Multi-Manager
   International Fund ............     2,457,370            --      412,570        --            --        2,671,668
Wilmington Multi-Manager
   Small-Cap Strategy Fund .......     1,754,103       206,376    1,283,060     5,839            --        1,103,590
Wilmington Prime Money
   Market Fund ...................       111,102     5,977,033    5,968,487        --            --          119,648
Wilmington
   Short/Intermediate-Term
   Bond Fund .....................    33,947,909     1,480,607    1,611,330        --       646,317       33,738,859
                                     -----------   -----------   ----------   -------      --------      -----------
                                     $47,594,797   $11,442,150   $9,788,175   $89,831      $646,317      $52,576,626
                                     ===========   ===========   ==========   =======      ========      ===========

5. CAPITAL SHARE TRANSACTIONS. Transactions in shares of capital stock for the six-month period ended December 31, 2010 and the year ended June 30, 2010 for the Institutional Shares and A Shares were as follows:

                                         FOR THE SIX-MONTH
                                             PERIOD ENDED           FOR THE YEAR ENDED
                                          DECEMBER 31, 2010            JUNE 30, 2010
                                     -------------------------   -------------------------
                                     INSTITUTIONAL   A SHARES    INSTITUTIONAL    A SHARES
                                     -------------   ---------   -------------   ---------
AGGRESSIVE ASSET ALLOCATION FUND
Sold .............................      277,795         7,433      2,166,734      158,330
Issued on reinvestment of
   distributions .................       19,841         4,481         29,928        6,572
Redeemed .........................     (959,115)      (80,606)    (3,657,190)    (124,103)
                                       --------      --------     ----------     --------
Net Increase .....................     (661,479)      (68,692)    (1,460,528)      40,799
                                       ========      ========     ==========     ========
CONSERVATIVE ASSET ALLOCATION FUND
Sold .............................      354,272        22,480      4,516,681       98,388
Issued in fund merger (Note 8) ...           --            --      1,628,014      864,369
Issued on reinvestment of
   distributions .................       92,571        15,868        113,900       24,215
Redeemed .........................     (523,869)     (133,581)    (2,207,062)    (339,820)
                                       --------      --------     ----------     --------
Net Increase .....................      (77,026)      (95,233)     4,051,533      647,152
                                       ========      ========     ==========     ========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as "ordinary income" for tax purposes. Accordingly, the character of distributions and composition of net assets for Federal tax purposes may differ from those reflected in the accompanying

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences due to timing of recognition of income or gain do not require such reclassification.

     The tax character of distributions paid during the six-month period ended December 31, 2010 and the year ended June 30, 2010 were as follows:

                                                AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                ALLOCATION FUND     ALLOCATION FUND
                                                ----------------   ------------------
SIX-MONTH PERIOD ENDED DECEMBER 31, 2010
Ordinary income .............................       $601,119           $1,238,448
Long-term capital gains .....................             --                   --
                                                    --------           ----------
   Total distributions ......................       $601,119           $1,238,448
                                                    ========           ==========
YEAR ENDED JUNE 30, 2010
Ordinary income .............................       $903,405           $1,586,600
Long-term capital gains .....................             --                  --
                                                    --------           ----------
   Total distributions ......................       $903,405           $1,586,600
                                                    ========           ==========

     The components of accumulated earnings/(deficit) on a tax basis are determined at fiscal year-end. Accordingly, tax balances have not been determined as of December 31, 2010.

     Post-October capital losses represent net losses realized from November 1, 2009 through December 31, 2010, that in accordance with federal income tax regulations, the above Funds will elect to defer and treat as having been recognized in the following fiscal year.

     For Federal income tax purposes, capital loss carryforwards are available to offset future capital gains. The above stated capital loss carryforwards will expire as follows:

                                                AGGRESSIVE ASSET   CONSERVATIVE ASSET
                                                ALLOCATION FUND      ALLOCATION FUND
                                                ----------------   ------------------
June 30, 2018 ...............................     $1,730,440           $1,916,671
June 30, 2017 ...............................      1,765,190            3,650,661
June 30, 2016 ...............................             --              628,161
                                                  ----------           ---------
Total capital loss carryforwards ............     $3,495,630           $6,195,493
                                                  ==========           ==========

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds' existing contracts and expects the risk of loss to be remote.

8. MERGERS. On August 21, 2009, the Conservative Asset Allocation Fund (the "Conservative Fund") acquired all of the assets and liabilities of the Moderate Asset Allocation Fund (the "Moderate Fund") in exchange for shares of the Conservative Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Moderate Fund. The Conservative Fund's acquisition of the Moderate Fund was accomplished through the tax-free exchange of the outstanding shares of the Moderate Fund, 1,794,412 Institutional Shares and 953,809 A Shares, on August 21, 2009 (valued at $15,358,229 and $8,139,354, respectively) for 1,628,014 Institutional Shares and 864,369 A Shares of the Moderate Fund. The net assets and net unrealized depreciation of the

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     NOTES TO FINANCIAL STATEMENTS (UNAUDITED) -- CONTINUED

     Moderate Fund as of the close of business on August 21, 2009 were $23,497,583 and $(361,399), respectively. Prior to the acquisition on August 21, 2009, the Conservative Fund had net assets of $17,650,098. After the acquisition the Conservative Fund had net assets of $41,147,681.

9. SUBSEQUENT EVENTS. Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available for issuance, and has determined that the following subsequent events require disclosure in the financial statements.

     On October 31, 2010, Wilmington Trust entered into an Agreement and Plan of Merger (the "Merger Agreement") with M&T Bank Corporation, a New York corporation ("M&T"), and MTB One, Inc., a Delaware corporation and wholly-owned subsidiary of M&T, pursuant to which, among other things, MTB One, Inc. will be merged (the "Merger") with and into Wilmington Trust, with Wilmington Trust surviving the Merger as a wholly-owned subsidiary of M&T, subject to the terms and conditions of the Merger Agreement.

     When completed, the Merger will result in a change of control of RSMC and WTIM. Under the Investment Company Act of 1940, as amended (the "1940 Act"), a change in control of an investment adviser or sub-adviser constitutes an "assignment" of such investment adviser's or sub-adviser's contract with a mutual fund. Further, the 1940 Act requires that an investment advisory contract or sub-advisory contract provide for its automatic termination in the event of its assignment. Accordingly, the current investment advisory and sub-advisory agreements will terminate when the Merger is completed.

     At a special shareholder meeting to be held on March 11, 2011, shareholders of record as of January 21, 2011 will be asked to approve new investment advisory and sub-advisory agreements with RSMC and WTIM.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS

At a meeting held on August 26, 2010, the Board of Trustees, including a majority of those trustees who are not "interested persons" as such term is defined in the Investment Company Act of 1940, as amended ("Independent Trustees"), unanimously approved the continuation for an additional one-year period of the investment advisory agreement between WT Mutual Fund (the "Trust"), on behalf of the Wilmington Aggressive Asset Allocation Fund and Wilmington Conservative Asset Allocation Fund (each a "Fund"), and RSMC (the "Advisory Agreement"). The Trustees also unanimously approved the continuation of the sub-advisory agreement among the Trust on behalf of each Fund, RSMC and Wilmington Trust Investment Management, LLC ("WTIM") (the "WTIM Agreement" and with the RSMC Agreement, the "Agreements"), pursuant to which WTIM provides certain investment services, information, advice, assistance and facilities, research and statistical investment services. WTIM is a wholly owned subsidiary of Wilmington Trust Corporation and is under common control with RSMC. Employees of WTIM are also employees of RSMC.

Before meeting to determine whether to approve the continuation of the Agreements, the Board had the opportunity to review written materials provided by RSMC, WTIM and legal counsel to the Trust which contained information to help the Board evaluate the Agreements. The materials generally included information regarding (i) services performed for the Trust and the Funds, (ii) the size and qualifications of RSMC's and WTIM's portfolio management staffs, (iii) any potential or actual material conflicts of interest which may arise in connection with RSMC's and WTIM's management of a Fund, (iv) investment performance, (v) brokerage selection procedures, (vi) the procedures for allocating investment opportunities between a Fund and other clients, (vii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (viii) any litigation, investigation or administrative proceeding which may have a material impact on RSMC's or WTIM's ability to service the Funds,
(ix) compliance with a Fund's investment objective, policies and practices (including its code of ethics), federal securities laws and other regulatory requirements, and (x) to the extent applicable, its proxy voting policies. The Funds do not directly pay an advisory or sub-advisory fee to RSMC and WTIM. Instead, the Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the underlying funds. RSMC and WTIM provided information regarding the advisory fees received for the affiliated underlying funds and an analysis of these fees in relation to the delivery of services to each of the Funds, the costs of providing such services, the profitability of the firm in general and as a result of the fees received from the Funds and any ancillary benefit resulting from RSMC's or WTIM's relationship with the Trust. The Board also received a memorandum from counsel to the Trust which outlined the duties of trustees when considering approval of an investment advisory agreement and related legal standards. In addition, the Board received a report prepared by two of the Trustees that considered: (i) investment performance,
(ii) compliance and regulatory issues; (iii) asset growth; and (iv) profitability. During the meeting, the two Trustees presented this report.

In addition to the information provided by RSMC and WTIM as described above, the Trustees also considered all other factors they believed to be relevant to evaluating the Agreements, including the specific matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors.

During its deliberations on whether to approve continuation of the Agreements, the Board considered many factors. The Board considered the nature, extent and quality of the services provided by RSMC and WTIM. The Trustees considered the services provided to each Fund by RSMC and WTIM as compared to services provided by other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds. The Trustees concluded that the nature, extent and quality of the services provided by RSMC and WTIM to each Fund are appropriate and consistent with the terms of the Agreements, that the quality of those services was consistent with industry norms and that each Fund is likely to benefit

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

from the continued provision of those services. They also concluded that RSMC and WTIM have sufficient personnel, with the appropriate education and experience, to serve each Fund effectively and have demonstrated their continuing ability to attract and retain qualified personnel.

The Board considered the investment performance of each Fund, RSMC and WTIM. The Board reviewed reports prepared by RSMC and WTIM for each Fund, which showed the Fund's investment performance in comparison to its applicable Lipper peer group for the following periods ended March 31, 2010: quarter, year-to-date, since inception, 1-, 2-, 3-, and 5-year periods, to the extent applicable. The Board also noted that it reviews and evaluates each Fund's investment performance on an on-going basis throughout the year. The Trustees considered the consistency of performance results and the short-term and long-term performance of each Fund. They concluded that the performance of each Fund, RSMC and WTIM is within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies, as measured by the applicable Lipper peer group ranking. The Trustees considered that the performance of some Funds lagged behind their peers for certain periods, but concluded that, based on the information provided by RSMC and WTIM, appropriate steps to address the underperformance had been taken and that each Fund's relative performance could be expected to improve.

As discussed earlier, the Funds do not directly pay an advisory fee or sub-advisory fee to RSMC or WTIM. Instead, the Funds indirectly pay their proportionate share of the advisory and sub-advisory fees paid by the underlying funds. RSMC and WTIM provided information regarding advisory and sub-advisory fees for the affiliated underlying funds and an analysis of these fees in relation to the delivery of services to the Funds and any other ancillary benefit resulting from RSMC's and WTIM's relationship with the Funds. The Trustees evaluated expense comparison data for the Funds and comparative funds. The Trustees focused on the comparative analysis of the net total expense ratios (after deduction of expense reimbursements) of each Fund versus the mean and median of the advisory fees and expense ratios of a group of funds selected by Lipper as being similar to each Fund (the "Lipper Universe"). The comparison of each Fund's expense ratios (after deduction of expense reimbursements) to the respective Lipper Universe indicated that the net expense ratio for each Fund was equal to or below the mean expense ratio of the Lipper Universe. The Trustees concluded that the advisory and sub-advisory fees and services provided by RSMC and WTIM are consistent with those of other advisers which manage mutual funds with investment objectives, strategies and policies similar to those of the Funds.

The Board considered the costs of the services provided by RSMC and WTIM, the compensation and benefits received by RSMC and WTIM in providing services to the Funds, as well as RSMC's and WTIM's profitability. The Trustees were provided with Wilmington Trust's consolidated financial statements (which included RSMC and WTIM). In addition, the Board considered any direct or indirect revenues received by affiliates of RSMC and WTIM. The Board recognized that the level of profitability of RSMC and WTIM is an important factor in providing service to the Funds. The Board was satisfied that RSMC's and WTIM's profits are sufficient to continue as a viable concern generally and as investment adviser or sub-adviser of each Fund specifically. The Trustees considered that the profitability of each of RSMC and WTIM are part of Wilmington Trust's overall profitability and because of this it was difficult to assess profitability without making certain assumptions. Based on the information provided, the Board concluded that RSMC's and WTIM's fees and profits derived from its relationship with the Trust in light of each Fund's expenses, are reasonable in relation to the nature and quality of the services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the overall expense ratio of each Fund is reasonable, taking into account the size of the Fund, the quality of services provided by RSMC and WTIM, the investment performance of the Fund and the expense limitations agreed to by RSMC, if any.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     EVALUATION AND APPROVAL OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS -- CONTINUED

The Trustees also considered (1) the extent to which economies of scale would be realized relative to fee levels as each Fund grows, and (2) that the Funds do not currently charge an advisory fee. In addition, the Trustees also considered RSMC's and WTIM's efforts to grow the Trust's assets as economies of scale may be achieved due to the ability of the Trust and each Fund to spread its fixed costs across a larger asset base.

The Trustees considered whether any events have occurred that would constitute a reason for the Board not to approve continuation of the Agreements and concluded there were not. After consideration of all the factors, taking into consideration the information presented at the meeting and previous meetings of the Board and deliberating in executive session, the entire Board, including the Independent Trustees, determined that it would be in the best interests of each Fund and its shareholders to approve the continuation of the Agreements for an additional one-year period. In arriving at its decision, the Board did not identify any single matter as controlling, but made its determination in light of all the facts and circumstances.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED)

WT Mutual Fund (the "Trust") is governed by a Board of Trustees (the "Trustees"). The primary responsibility of the Trustees is to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustees" below is an "interested person" of the Trust's investment advisers or the Trust within the meaning of the Investment Company Act of 1940, as amended (the "1940 Act"). Each person who is not an "interested person" of the Trust's investment advisers or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 1100 N. Market Street, Wilmington, DE 19890.

The Statement of Additional Information for the Funds contains additional information about the Trustees and is available, without charge, upon request, by calling (800) 336-9970 or by visiting the Funds' website at www.wilmingtonfunds.com.

INTERESTED TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                    PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                    OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE                  SERVED                          HELD BY TRUSTEE
------------------------   ------------------------------   -----------------------------------------
ROBERT J. CHRISTIAN(1)     Trustee                          Retired since February 2006; Executive
Date of Birth: 2/49                                         Vice President of Wilmington Trust
                           Shall serve until death,         Company from February 1996 to
12 Funds                   resignation or removal.          February 2006; President of Rodney
                           Trustee since October 1998,      Square Management Corporation
                           President and Chairman of        ("RSMC") from 1996 to 2005; Vice
                           the Board from October 1998      President of RSMC 2005 to 2006.
                           to January 2006.
                                                            FundVantage Trust (33 portfolios);
                                                            Optimum Fund Trust (6 portfolios)
                                                            (registered investment companies).

(1) Mr. Christian is an "Interested Trustee" by reason of his previous employment with RSMC, the investment adviser to the Trust.

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

INDEPENDENT TRUSTEES

        NAME AND                  POSITION(S) HELD
     DATE OF BIRTH,                 WITH TRUST,                    PRINCIPAL OCCUPATION(S)
   NUMBER OF FUNDS IN            TERM OF OFFICE AND                DURING PAST FIVE YEARS,
      FUND COMPLEX                 LENGTH OF TIME                    OTHER DIRECTORSHIPS
  OVERSEEN BY TRUSTEE                  SERVED                          HELD BY TRUSTEE
------------------------   ------------------------------   -----------------------------------------
ROBERT ARNOLD              Trustee                          Founder and co-manager, R.H. Arnold &
Date of Birth: 3/44                                         Co., Inc. (financial consulting) since
                           Shall serve until death,         1989.
12 Funds                   resignation or removal.
                           Trustee since May 1997.          First Potomac Realty Trust (real estate
                                                            investment trust).

DR. ERIC BRUCKER           Trustee                          Professor of Economics, Widener
Date of Birth: 12/41                                        University since 2002; formerly Dean,
                           Shall serve until death,         School of Business Administration of
12 Funds                   resignation or removal.          Widener University from 2001 to 2004.
                           Trustee since October 1999.
                                                            None

NICHOLAS GIORDANO          Trustee and Chairman of          Consultant, financial services
Date of Birth: 3/43        the Board                        organizations from 1997 to present;
                                                            Interim President, LaSalle University
12 Funds                   Shall serve until death,         from 1998 to 1999; President and Chief
                           resignation or removal.          Executive Officer, Philadelphia Stock
                           Trustee since October 1998.      Exchange from 1981 to 1997.

                                                            Kalmar Pooled Investment Trust;
                                                            The RBB Fund, Inc. (19 portfolios)
                                                            (registered investment companies);
                                                            Independence Blue Cross; IntriCon
                                                            Corporation (industrial furnaces and
                                                            ovens).

THOMAS LEONARD             Trustee                          Retired since 2008; former Partner with
Date of Birth: 2/49                                         PricewaterhouseCoopers LLP (public
                           Shall serve until death,         accounting) from May 1970 to June 2008.
12 Funds                   resignation or removal.

                           Trustee since July 2008.         Alpha One Capital Partners, LLC
                                                            (3 portfolios) (unregistered investment
                                                            companies).

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS

                                  POSITION(S) HELD
                                     WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                DURING PAST FIVE YEARS,
  NAME, ADDRESS AND                LENGTH OF TIME                    OTHER DIRECTORSHIPS
     DATE OF BIRTH                     SERVED                                 HELD
------------------------   ------------------------------   -----------------------------------------
JOHN J. KELLEY             President & Chief Executive      President of Rodney Square Management
1100 North Market Street   Officer                          Corporation ("RSMC") since 2008; Vice
Wilmington, DE 19890                                        President of Wilmington Trust Investment
Date of Birth: 9/59        Shall serve at the pleasure of   Management, LLC ("WTIM") since
                           the Board and until successor    2005; Member of the Board of Managers
                           is elected and qualified.        of WTIM; Vice President of BNY Mellon
                           Officer since September 2005.    Investment Servicing (U.S.) Inc. (former-
                                                            ly PNC Global Investment Servicing
                                                            (U.S.), Inc.) from January 2005 to July
                                                            2005; Vice President of Administration,
                                                            1838 Investment Advisors, LP from 1999
                                                            to 2005; Chief Compliance Officer, 1838
                                                            Investment Advisors, LP from 2004 to
                                                            2005.

                                                            N/A

CLAYTON M. ALBRIGHT        Vice President                   Managing Director Fixed Income
1100 North Market Street                                    Management, Wilmington Trust since
Wilmington, DE 19890       Shall serve at the pleasure of   2007; Director Fixed Income Research
Date of Birth: 9/53        the Board and until successor    and Portfolio Manager, Wilmington Trust
                           is elected and qualified.        from 1996 to 2007; Vice President,
                           Officer since October 1998.      RSMC since 2001; Vice President of
                                                            WTIM since 2006; Vice President,
                                                            Wilmington Trust Company since 1997.

                                                            N/A

JOSEPH M. FAHEY, JR.       Vice President                   Investment Adviser, WTIM since 2003;
1100 North Market Street                                    Vice President, RSMC since 1992.
Wilmington, DE 19890       Shall serve at the pleasure of
Date of Birth: 1/57        the Board and until successor    N/A
                           is elected and qualified.
                           Officer since November 1999.

JOHN C. MCDONNELL          Vice President, Chief            Director of Mutual Fund Administration,
1100 North Market Street   Financial Officer & Treasurer    WTIM, since October 2005; Audit and
Wilmington, DE 19890                                        Assurance - Senior, Deloitte (public
Date of Birth: 4/66        Shall serve at the pleasure of   accounting) from September 2004 to
                           the Board and until successor    October 2005; Mutual Fund
                           is elected and qualified.        Administration, 1838 Investment
                           Officer since November 2005.     Advisors, LP from March 1999 to
                                                            September 2004.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS
     TRUSTEES AND OFFICERS (UNAUDITED) -- CONTINUED

EXECUTIVE OFFICERS (CONTINUED)

                                  POSITION(S) HELD
                                     WITH TRUST,                   PRINCIPAL OCCUPATION(S)
                                 TERM OF OFFICE AND                DURING PAST FIVE YEARS,
  NAME, ADDRESS AND                LENGTH OF TIME                    OTHER DIRECTORSHIPS
    DATE OF BIRTH                      SERVED                                 HELD
------------------------   ------------------------------   -----------------------------------------
ANNA M. BENCROWSKY         Vice President, Chief            Chief Compliance Officer, WTIM since
1100 North Market Street   Compliance Officer & Anti-       2007; Vice President, WTIM since 2004;
Wilmington, DE 19890       Money Laundering Officer         Vice President and Chief Compliance
Date of Birth: 5/51                                         Officer, RSMC since 2004; Vice
                           Shall serve at the pleasure of   President and Chief Compliance Officer,
                           the Board and until successor    1838 Investment Advisors, LP from
                           is elected and qualified;        1999 to 2004.
                           Officer since September 2004.

                                                            N/A

EDWARD W. DIFFIN, JR.      Vice President & Secretary       Director of Mutual Fund Regulatory
1100 North Market Street                                    Administration of WTIM since November
Wilmington, DE 19890       Shall serve at the pleasure of   2006; Coleman Counsel Per Diem from
Date of Birth: 1/52        the Board and until successor    November 2005 to November 2006; Vice
                           is elected and qualified;        President and Senior Counsel of Merrill
                           Officer since February 2007.     Lynch & Co., Inc. from 1994 to 2005.

                                                            N/A

WILMINGTON FUNDS -- ASSET ALLOCATION FUNDS

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust's portfolios is available, without charge, upon request, by calling the Fund at (800) 336-9970 or on the SEC's website at http://www.sec.gov. Information regarding how the investment adviser voted proxies for the most recent twelve-month period ended June 30, 2010 is available, without charge, upon request, by calling the Fund at
(800) 336-9970 or on the SEC's website listed above.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

TRUSTEES

Nicholas A. Giordano
Chairman of the Board

Robert H. Arnold

Dr.Eric Brucker

Robert J. Christian

Thomas Leonard

OFFICERS

John J. Kelley
President & Chief Executive Officer

John C. McDonnell
Vice President, Chief Financial Officer
& Treasurer

Edward W. Diffin Jr.
Vice President & Secretary

Clayton M. Albright
Vice President

Joseph M. Fahey Jr.
Vice President

Anna M. Bencrowsky
Vice President, Chief Compliance Officer &
Anti-Money Laundering Officer

CUSTODIAN

Wilmington Trust Company
1100 North Market Street, Wilmington, DE 19890

INVESTMENT ADVISER AND ADMINISTRATOR
Rodney Square Management Corporation
1100 North Market Street, Wilmington, DE 19890

SUB-ADMINISTRATOR, TRANSFER AGENT, AND ACCOUNTING AGENT
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway, Wilmington, DE 19809

THIS SEMI-ANNUAL REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A CURRENT PROSPECTUS OF THE WILMINGTON ASSET ALLOCATION FUNDS - INSTITUTIONAL AND A SHARES.

WILMINGTON
     FUNDS |                                                      AAF_Semi_12/10

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in section 210.12-12 of Regulation S-X (17 CFR 210.12-12) is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) WT Mutual Fund


By (Signature and Title)* /s/ John J. Kelley
                          --------------------------------------------
                          John J. Kelley,
                          President & Chief Executive Officer
                          (principal executive officer)

Date March 10, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John J. Kelley
                          --------------------------------------------
                          John J. Kelley,
                          President & Chief Executive Officer
                          (principal executive officer)

Date March 10, 2011


By (Signature and Title)* /s/ John C. McDonnell
                          --------------------------------------------
                          John C. McDonnell,
                          Vice President & Chief Financial Officer
                          (principal financial officer)

Date March 10, 2011

* Print the name and title of each signing officer under his or her signature.